UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to March 31, 2015

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 134.0%	SHARES	VALUE (Note 5)
COMMON STOCKS - 32.7%

Communications - 0.0% (a)
FriendFinder Networks, Inc. (3)†(b)	6,483	$223,379

Consumer Discretionary - 1.6%
Bright Horizons Family Solutions, Inc. †	37,000	1,896,990
China Century Dragon Media, Inc. (3)†(b)	150,272	—
China Networks International Holdings Ltd. †	2,287,278	34,309
DEMC Ltd., Class A (3)†(b)	10,677	106,772
DEMC Ltd., Class B (3)†(b)	10,488	—
DIRECTV †	14,963	1,273,351
Family Dollar Stores, Inc.	22,680	1,797,163
General Motors Co. (m)	16,411	615,412
GLENTEL, Inc. (Canada)	154,682	2,883,457
International Game Technology	113,482	1,975,722
La Quinta Holdings, Inc. †	78,300	1,854,144
Life Time Fitness, Inc. †	109,262	7,753,231
Office Depot, Inc. †	532,921	4,902,873
Orbitz Worldwide, Inc. †	242,662	2,829,439
Pirelli & C. SpA (Italy) (2)	13,229	218,976
TRW Automotive Holdings Corp. †	8,462	887,241
World Duty Free SpA (Italy) (2)†	84,273	906,220

		29,935,300

Consumer Staples - 0.1%
Herbalife Ltd. †(c)	14,609	624,681
Lorillard, Inc.	20,033	1,309,156
Neptune Technologies & Bioressources, Inc. (Canada) (3)†(b)	9,610	13

		1,933,850

Energy - 0.3%
Aegean Marine Petroleum Network, Inc. (Greece)	4,568	65,642
Artek Exploration Ltd. (Canada) †	252,193	507,751
Baker Hughes, Inc.	26,090	1,658,802
Dresser-Rand Group, Inc. †	25,765	2,070,218
Mart Resources, Inc. (Canada)	90,106	35,572
Talisman Energy, Inc. (Canada)	211,509	1,624,389

		5,962,374

Financials - 15.2%
1347 Capital Corp. (2)†	420,504	4,036,838

	SHARES	VALUE (Note 5)
Financials - 15.2% (continued)
AR Capital Acquisition Corp. (2)†(c)	905,000	$8,606,550
Aviv REIT, Inc. REIT	97,739	3,567,473
Bank of Cyprus PCL (Cyprus) (2)†	118,716,595	26,374,281
Barington/Hilco Acquisition Corp. †	487,260	4,848,237
Boulevard Acquisition Corp. †(c)	732,912	7,182,538
Bridge Capital Holdings †	34,548	902,048
Cambridge Capital Acquisition Corp. †	1,478,400	14,857,920
Capitol Acquisition Corp. II †	1,157,077	11,698,048
CB Pharma Acquisition Corp. (2)†	325,500	3,183,390
Chart Acquisition Corp. †	1,268,535	12,685,350
Chesapeake Lodging Trust REIT	52,200	1,765,926
China VantagePoint Acquisition Co. (3)†(b)	1,990	—
Deutsche Annington Immobilien SE (Germany) (2)	120,670	4,066,294
DT Asia Investments Ltd. (Hong Kong) †	209,241	2,054,747
Federal Home Loan Mortgage Corp. †	665,138	1,516,515
Federal National Mortgage Association †	769,933	1,809,343
FinTech Acquisition Corp. †	810,000	8,262,000
Garnero Group Acquisition Co. (Brazil) (2)†	1,900,200	18,241,920
Global Defense & National Security Systems, Inc. (3)†(b)	835,800	8,658,888
Harmony Merger Corp. (2)†	1,475,100	14,751,000
Heritage Financial Group, Inc.	15,006	408,613
Highclere Holdings Ltd. (3)†(b)	5,758	—
Home Loan Servicing Solutions Ltd. (Cayman Islands) (c)(m)	320,592	5,302,592
Hudson Valley Holding Corp.	14,414	368,422
Hydra Industries Acquisition Corp. (2)†	1,720,000	16,254,000
L&L Acquisition Corp. (3)†(b)	306,000	—
Macerich Co./The REIT	45,132	3,805,982
Montpelier Re Holdings Ltd.	5,051	194,160
Nationstar Mortgage Holdings, Inc. †	20,300	502,831
Pangaea Logistics Solutions Ltd. †	80,808	214,949
Patriot National Bank ADR (3)†(b)	2,000,000	1,524,620
Pinecrest Resources Ltd. (Canada) (3)†(b)	79,820	18,893
Quinpario Acquisition Corp. 2 †	2,880,708	29,037,537
Rescap Liquidating Trust †	616,418	6,472,389
ROI Acquisition Corp. II †	882,000	8,696,520
Santa Monica Media Corp. (3)†(b)	15,377	—
Susquehanna Bancshares, Inc.	32,943	451,648

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Financials - 15.2% (continued)
Terrapin 3 Acquisition Corp., Class A (2)†	1,428,000	$13,708,800
WL Ross Holding Corp. †	2,898,000	28,980,000

		275,011,262

Health Care - 4.1%
Actavis PLC †(c)	19,283	5,739,031
Air Methods Corp. †	11,600	540,444
Auspex Pharmaceuticals, Inc. †	46,383	4,650,823
Becton Dickinson and Co.	24,891	3,574,099
Catamaran Corp. †	99,790	5,941,497
Cellular Dynamics International, Inc. †	50,591	831,210
China Medical Technologies, Inc. ADR (China) (3)†(b)(c)	4,931	49
Flamel Technologies SA ADR (France) †	48,314	868,686
Hospira, Inc. †	91,740	8,058,442
Hyperion Therapeutics, Inc. †	29,071	1,334,359
PDL BioPharma, Inc.	1	7
Pharmacyclics, Inc. †	43,195	11,055,760
Retrophin, Inc. †	86,710	2,077,572
Rotech Healthcare, Inc. (3)†(b)	16,828	269,583
Salix Pharmaceuticals Ltd. †(c)(m)	78,870	13,629,525
Sorin SpA (Italy) (2)†	574,643	1,754,937
Sucampo Pharmaceuticals, Inc., Class A †	73,080	1,137,125
Surgical Care Affiliates, Inc. †	20,300	696,899
Tandem Diabetes Care, Inc. †	40,207	507,412
Teva Pharmaceutical Industries Ltd. ADR (Israel) (c)	157,785	9,830,005
ZS Pharma, Inc. †	43,500	1,830,480

		74,327,945

Industrials - 1.8%
Ansaldo STS SpA (Italy) (2)	17,030	172,549
Bombardier, Inc., Class B (Canada)	2,292,832	4,525,743
Courier Corp.	110,496	2,704,942
Exelis, Inc.	446,683	10,885,665
Kratos Defense & Security Solutions, Inc. †	67,232	371,793
Polypore International, Inc. †	196,528	11,575,499
Vicwest, Inc. (Canada)	160,839	1,596,263

		31,832,454

Information Technology - 7.5%
Advent Software, Inc.	6,946	306,388
Aruba Networks, Inc. (2)†	263,200	6,445,768

	SHARES	VALUE (Note 5)
Information Technology - 7.5% (continued)
Callidus Software, Inc. †	9,838	$124,746
Ciena Corp. †	333,578	6,441,391
Citrix Systems, Inc. †(c)	46,550	2,973,148
Cypress Semiconductor Corp. †	391,011	5,517,165
Entropic Communications, Inc. †	484,725	1,434,786
Freescale Semiconductor Ltd. †	95,614	3,897,227
Globant SA (Luxembourg) †	32,734	689,378
HubSpot, Inc. †	35,554	1,418,605
Integrated Silicon Solution, Inc.	64,349	1,151,204
Kofax Ltd. †	82,669	905,226
Mavenir Systems, Inc. †	181,631	3,222,134
Q2 Holdings, Inc. †	42,047	888,874
Red Hat, Inc. †(c)	118,235	8,956,301
SinoHub, Inc. (China) (3)†(b)	190,038	1,900
SouthPeak Interactive Corp. (3)†(b)	1,500,000	1,950
Telestone Technologies Corp. (China) (3)†(b)	115,818	1,158
Vitesse Semiconductor Corp. †(c)(m)	319,700	1,697,607
Yahoo!, Inc. †	2,005,587	89,118,258
Zendesk, Inc. †	68,440	1,552,904

		136,746,118

Materials - 1.0%
Ainsworth Lumber Co., Ltd. (Canada) †	204,718	564,104
Energy Fuels, Inc. (Canada) †	14,400	64,579
Jaguar Mining, Inc. (3)†(b)	142,136	27,717
Jaguar Mining, Inc. (Canada) †(c)	25,812	6,114
Lafarge SA (France) (2)	12,568	817,054
MeadWestvaco Corp.	10,998	548,470
Momentive Performance Materials, Inc. (3)†(b)	288,707	7,634,836
Rio Alto Mining Ltd. (Canada) †	372,536	917,700
RTI International Metals, Inc. †	6,730	241,674
Sapphire Industry Corp. (3)†(b)	25,025	—
Sigma-Aldrich Corp.	39,733	5,493,087
Southern Arc Minerals, Inc. (Canada) (3)†(b)(c)	248,481	7,847
Verso Corp. (3)†(b)	449,919	719,353
Verso Paper Corp. †	259,115	466,407

		17,508,942

Telecommunication Services - 0.1%
Cleveland Unlimited (3)†(b)	1	1,571,642

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Telecommunication Services - 0.1% (continued)
XO holdings, Inc. O Shares (3)†(b)	1,366,340	$—

		1,571,642

Utilities - 1.0%
Cleco Corp.	23,277	1,269,062
Hawaiian Electric Industries, Inc.	351,084	11,276,818
Integrys Energy Group, Inc.	75,523	5,439,166
NextEra Energy, Inc. (c)	2	208
UIL Holdings Corp.	15,042	773,460

		18,758,714

TOTAL COMMON STOCKS (cost $604,764,176)		593,811,980

CONVERTIBLE PREFERRED STOCKS - 13.3%	SHARES	VALUE (Note 5)
Consumer Discretionary - 1.5%
Education Management Corp., $– par, 0.000%, 12/31/49 (3)†(b)	84,919	1,119,736
Sealy Corp., $25.00 par, 8.000%, 07/15/16 (3)†(b)(d)	299,636	25,792,871

		26,912,607

Consumer Staples - 3.9%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% , 12/31/49 (c)(e)	96,625	10,097,312
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500%, 02/15/19 (2)†(c)(e)(f)	62,897	5,825,835
Tyson Foods, Inc., $50.00 par, 4.750%, 07/15/17 (c)	266,200	12,905,376
Universal Corp., Perpetual Preferred Stock, $1,000.00 par, 6.750%, 03/15/18 †(c)(e)	37,625	41,093,273

		69,921,796

Energy - 1.7%
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% , 05/17/15 (2)(e)(f)	1,475	1,282,328
Energy XXI Ltd., Perpetual Preferred Stock, $250.00 par, 5.625%, 12/31/49 (2)†(c)(e)	9,535	409,707
Sanchez Energy Corp., Perpetual Preferred Stock, Series A, $50.00 par, 4.875%, 10/05/17 (2)†(c)(e)	411,250	14,959,219
Sanchez Energy Corp., Perpetual Preferred Stock, Series B, $50.00 par, 6.500%, 04/06/18 (2)(c)(e)	140,250	5,750,250
Southwestern Energy Co., Series B, $50.00 par, 6.250%, 01/15/18 †(c)	171,800	8,657,002

		31,058,506

Financials - 1.7%
American Tower Corp., $100.00 par, 5.500% , 02/15/18 †(c)	35,125	3,485,454

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

			SHARES	VALUE (Note 5)
Financials - 1.7% (continued)
American Tower Corp., Series A, $100.00 par, 5.250%, 05/15/17 †(c)			36,375	$3,761,175
Crown Castle International Corp., Series A, $100.00 par, 4.500%, 11/01/16 (c)			40,550	4,250,856
Health Care REIT, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500%, 04/20/18 †(c)(e)			205,600	13,808,096
iStar Financial, Inc., Perpetual Preferred Stock, Series J, $50.00 par, 4.500%, 03/15/18 †(c)(e)			50,625	2,885,625
Maiden Holdings Ltd., Series B (Bermuda), $50.00 par, 7.250%, 09/15/16 †(c)			51,418	2,691,218

				30,882,424

Health Care - 2.0%
Actavis PLC, Series A (Ireland), $1,000.00 par, 5.500% , 03/01/18 †(c)			19,675	19,911,100
Amsurg Corp., Series A-1, $100.00 par, 5.250%, 07/01/17 †(c)			81,475	10,142,823
Omnicare Capital Trust II, Series B, $50.00 par, 4.000%, 06/15/33 †(c)			54,925	5,226,114

				35,280,037

Industrials - 0.0% (a)
Timberjack Corp., $188,000.00 par, 8.000%, 12/31/16 (3)†(b)			188,000	925

Telecommunication Services - 0.9%
T-Mobile US, Inc., $50.00 par, 5.500%, 12/15/17 †(c)			291,600	17,105,256

Utilities - 1.6%
Dominion Resources, Inc., $50.00 par, 6.375%, 07/01/17 †(c)			57,575	2,786,630
Dominion Resources, Inc., Series A, $49.00 par, 6.125%, 04/01/16 (c)			233,650	13,121,784
Dominion Resources, Inc., Series B, $49.00 par, 6.000%, 07/01/16 †(c)			242,350	13,668,540

				29,576,954

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $267,971,318)				240,738,505

CORPORATE BONDS - 7.6%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
Communications - 0.4%
Interactive Network, Inc./FriendFinder Networks, Inc. (3)(b)	14.000%	12/20/18	$849	636,789
WCP Wireless Site Fund 144A (2)(f)	6.829%	11/15/15	3,325	3,390,516
WCP Wireless Site Fund 144A (2)(f)	9.247%	11/15/15	3,000	3,065,487

				7,092,792

Consumer Discretionary - 0.5%
Brookstone Co., Inc. (3)(b)	13.000%	10/15/14	516	—

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Consumer Discretionary - 0.5% (continued)
Brookstone Holdings Corp. (3)(b)(d)	10.000%	07/07/21	$57	$46,760
Caesars Entertainment Operating Co., Inc. (2)(g)	10.750%	02/01/16	10,125	2,632,500
Exide Technologies (2)(g)	8.625%	02/01/18	33,550	335,500
IDQ Holdings, Inc. 144A (2)(f)	11.500%	04/01/17	4,325	4,541,250
RadioShack Corp. (2)(g)	6.750%	05/15/19	6,230	373,800
Roust Trading Ltd., Series AI (Virgin Islands, British) (2)(d)	11.000%	05/31/16	862	664,026

				8,593,836

Consumer Staples - 0.3%
US Foods, Inc. (2)	8.500%	06/30/19	4,572	4,800,600

Energy - 1.8%
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (2)(c)	13.750%	12/01/15	5,800	5,104,000
Centrus Energy Corp. (2)(c)	8.000%	09/30/19	7,500	3,000,000
Endeavour International Corp. (3)(b)(g)	12.000%	06/01/18	7,600	114,000
Endeavour International Corp., Series WI (3)(b)(g)	12.000%	03/01/18	16,850	3,370,000
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(g)	15.000%	07/15/15	4,100	41
Forest Oil Corp., Series WI (2)	7.500%	09/15/20	10,750	1,704,144
Gold Point Energy Corp. (3)(b)(g)	4.500%	05/01/15	1,140	—
Green Field Energy Services, Inc. 144A (3)(b)(f)(g)	13.000%	11/15/16	2,073	15,548
Norshore Atlantic BV 144A (Netherlands) (3)(b)(f)	12.000%	12/21/18	4,150	2,697,500
Oro Negro Drilling Pte Ltd. 144A (Singapore) (2)(f)	7.500%	01/24/19	3,700	2,664,000
Quicksilver Resources, Inc. (2)(g)	9.125%	08/15/19	4,425	779,906
Sabine Oil & Gas Corp. (2)	7.250%	06/15/19	17,830	3,164,825
Salamander Energy PLC 144A (United Kingdom) (3)(b)(f)	9.750%	01/06/20	7,200	7,308,000
Songa Offshore (Cyprus) (3)(b)	7.500%	12/11/18	25,500	2,374,095

				32,296,059

Financials - 1.8%
Aston Escrow Corp. 144A (2)(f)	9.500%	08/15/21	8,325	5,827,500
Highclere Holdings Ltd. (Cayman Islands) (3)(b)	0.000%	02/26/15	1,627	530,456
Jasper Explorer PLC 144A (Cyprus) (2)(f)(g)	13.500%	05/27/16	6,000	300,000
Kistefos AS (Norway) (3)(b)(h)	10.970%	07/03/15	72,500	8,909,840
Lehman Brothers Holdings, Inc. MTN (2)†(g)	5.625%	01/24/16	33,650	4,837,188
Navient Corp. (2)	5.875%	03/25/21	4,075	4,059,719
Washington Mutual Bank, Bank Note (2)(g)	0.000%	05/01/09	27,750	7,770,000

				32,234,703

Industrials - 0.8%
Edgen Murray Corp. 144A (2)(c)(f)	8.750%	11/01/20	4,495	4,888,312

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Industrials - 0.8% (continued)
Manitowoc Co., Inc./The (2)	5.875%	10/15/22	$8,575	$9,218,125

				14,106,437

Information Technology - 0.0% (a)
SouthPeak Interactive Corp. (3)(b)(g)	29.000%	12/31/15	1,091	27,650

Materials - 1.2%
ArcelorMittal (Luxembourg) (2)	4.500%	08/05/15	2,575	2,594,313
Momentive Performance Materials, Inc. (3)(b)	3.880%	10/24/21	13,550	11,991,750
Momentive Performance Materials, Inc. (3)(b)(g)	8.875%	10/15/20	13,550	—
Verso Paper Holdings LLC / Verso Paper, Inc. 144A (2)(d)(f)	13.000%	08/01/20	12,493	7,870,625

				22,456,688

Telecommunication Services - 0.8%
NII Capital Corp. (2)(g)	7.625%	04/01/21	13,250	4,041,250
Virgin Media Finance PLC (United Kingdom) (2)	4.875%	02/15/22	11,400	10,887,000

				14,928,250

Utilities - 0.0% (a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. (2)(g)	10.000%	12/01/20	11,317	565,850

TOTAL CORPORATE BONDS (cost $218,235,407)				137,102,865

CONVERTIBLE BONDS - 43.5%
Consumer Discretionary - 2.3%
Cenveo Corp. (2)(c)	7.000%	05/15/17	1,800	1,685,250
Exide Technologies (2)(c)(g)(h)	0.000%	09/18/13	650	32,500
JAKKS Pacific, Inc. 144A (2)(c)(f)	4.250%	08/01/18	5,775	5,511,516
JAKKS Pacific, Inc. 144A (2)(c)(f)	4.875%	06/01/20	6,250	5,492,188
M/I Homes, Inc. (2)(c)	3.000%	03/01/18	1,800	1,848,375
M/I Homes, Inc. (2)(c)	3.250%	09/15/17	2,300	2,722,625
Meritage Homes Corp. (2)(c)	1.875%	09/15/32	2,475	2,645,156
MGM Resorts International (2)(c)	4.250%	04/15/15	6,675	7,601,156
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24	70	3,197
Tesla Motors, Inc. (2)(c)	1.500%	06/01/18	9,125	14,645,625

				42,187,588

Consumer Staples - 1.4%
Herbalife Ltd. (Cayman Islands) (2)(c)	2.000%	08/15/19	10,975	9,026,937
IGI Laboratories, Inc. 144A (2)(c)(f)	3.750%	12/15/19	3,100	3,092,250
Rite Aid Corp. (2)(c)	8.500%	05/15/15	300	1,007,625

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Consumer Staples - 1.4% (continued)
Vector Group Ltd. (2)(c)(h)	2.500%	01/15/19	$8,725	$12,299,432

				25,426,244

Energy - 3.6%
Aegean Marine Petroleum Network, Inc. (Greece) (2)(c)	4.000%	11/01/18	4,775	5,762,828
Alon USA Energy, Inc. (2)(c)	3.000%	09/15/18	6,400	8,164,000
Alpha Natural Resources, Inc. (2)(c)	4.875%	12/15/20	800	200,500
Amyris, Inc. 144A (2)(c)(f)	6.500%	05/15/19	6,075	4,043,672
Cal Dive International, Inc. (2)(c)(g)	5.000%	07/15/17	2,275	227,500
Cheniere Energy, Inc. (2)(c)	4.250%	03/15/45	16,475	13,663,953
Emerald Oil, Inc. 144A (2)(c)(f)	2.000%	04/01/19	1,600	907,000
Endeavour International Corp. (3)(b)(g)	5.500%	07/15/16	8,229	246,870
James River Coal Co. (2)(c)(g)	10.000%	06/01/18	310	31
Polarcus Ltd. MTN 144A (Norway) (2)(f)	2.875%	04/27/16	400	198,000
Renewable Energy Group, Inc. (2)(c)	2.750%	06/15/19	3,650	3,373,969
Scorpio Tankers, Inc. 144A (2)(c)(f)	2.375%	07/01/19	6,625	6,844,453
Ship Finance International Ltd. (Bermuda) (2)	3.250%	02/01/18	12,375	12,305,391
Vantage Drilling Co. (Cayman Islands) (2)(c)	7.875%	09/01/42	4,625	4,171,172
Whiting Petroleum Corp. 144A (2)(f)	1.250%	04/01/20	2,800	2,955,750
ZaZa Energy Corp. 144A (2)(c)(f)	9.000%	08/01/17	3,550	1,763,906

				64,828,995

Financials - 10.6%
American Realty Capital Properties, Inc. (2)(c)	3.000%	08/01/18	10,700	10,419,125
American Realty Capital Properties, Inc. (2)(c)	3.750%	12/15/20	2,125	2,075,859
AmTrust Financial Services, Inc. (2)(c)	2.750%	12/15/44	9,050	8,145,000
Annaly Capital Management, Inc. (3)(b)(c)	5.000%	05/15/15	3,150	3,157,875
Ares Capital Corp. (2)(c)	5.750%	02/01/16	4,425	4,566,047
Ares Capital Corp. 144A (2)(c)(f)	5.125%	06/01/16	3,025	3,128,984
AV Homes, Inc. (2)(c)	7.500%	02/15/16	8,830	8,796,887
AV Homes, Inc. (2)(c)	7.500%	02/15/16	6,643	6,555,811
Cowen Group, Inc. (2)(c)	3.000%	03/15/19	4,550	5,172,781
E*TRADE Financial Corp., Series A (2)(c)	0.000%	08/31/19	1,775	4,904,431
Element Financial Corp. 144A (Canada) (2)(c)(f)	5.125%	06/30/19	13,700	12,871,975
Encore Capital Group, Inc. (2)(c)	3.000%	07/01/20	1,300	1,400,750
Ezcorp, Inc. 144A (2)(c)(f)	2.125%	06/15/19	2,475	2,097,562
Gain Capital Holdings, Inc. (2)(c)	4.125%	12/01/18	3,325	3,568,141
Health Care REIT, Inc. (2)(c)	3.000%	12/01/29	2,400	3,577,500
iStar Financial, Inc. (2)(c)	3.000%	11/15/16	2,250	2,664,844
KCAP Financial, Inc. (2)(c)	8.750%	03/15/16	4,000	4,412,500
Lexington Realty Trust 144A (2)(c)(f)	6.000%	01/15/30	7,550	10,923,906
MBF Healthcare Acquisition Corp. (2)(g)	3.375%	08/01/18	1,609	482,700

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Financials - 10.6% (continued)
Meadowbrook Insurance Group, Inc. (2)(c)	5.000%	03/15/20	$6,050	$6,893,219
MGIC Investment Corp. (2)(c)	2.000%	04/01/20	6,600	9,689,625
MGIC Investment Corp. (2)(c)	5.000%	05/01/17	20,525	22,628,813
NorthStar Realty Finance LP 144A (2)(c)(f)	5.375%	06/15/33	300	607,125
PHH Corp. (2)(c)	6.000%	06/15/17	8,125	16,077,344
Prospect Capital Corp. 144A (2)(c)(f)	4.750%	04/15/20	3,925	3,674,781
Radian Group, Inc. (2)(c)	2.250%	03/01/19	11,400	18,275,625
Resource Capital Corp. (2)(c)	6.000%	12/01/18	1,350	1,233,563
Starwood Property Trust, Inc. (2)(c)	3.750%	10/15/17	4,625	4,821,563
Starwood Waypoint Residential Trust 144A (2)(c)(f)	4.500%	10/15/17	6,150	6,315,281
ZAIS Financial Corp. 144A (2)(c)(f)	8.000%	11/15/16	3,400	3,544,500

				192,684,117

Health Care - 3.0%
Accuray, Inc., Series A (2)(c)	3.500%	02/01/18	3,025	5,365,594
Acorda Therapeutics, Inc. (2)(c)	1.750%	06/15/21	875	895,781
Affymetrix, Inc. (2)(c)	4.000%	07/01/19	4,725	10,392,047
Albany Molecular Research, Inc. (2)(c)	2.250%	11/15/18	1,525	1,941,516
China Medical Technologies, Inc. 144A (China) (2)(c)(f)(g)	6.250%	12/15/16	2,625	10,500
China Medical Technologies, Inc., Series CMT (China) (2)(c)(g)	4.000%	08/15/13	250	1,000
Healthways, Inc. (2)(c)	1.500%	07/01/18	9,950	11,597,969
Medicines Co./The 144A (2)(c)(f)	2.500%	01/15/22	6,325	6,811,234
PDL BioPharma, Inc. (2)(c)	4.000%	02/01/18	1,250	1,196,094
Salix Pharmaceuticals Ltd. (2)	1.500%	03/15/19	1,575	4,186,547
Sequenom, Inc. (2)(c)	5.000%	10/01/17	7,325	7,627,156
Spectrum Pharmaceuticals, Inc. (2)(c)	2.750%	12/15/18	5,600	5,120,500

				55,145,938

Industrials - 3.6%
CBIZ, Inc. 144A (2)(c)(f)	4.875%	10/01/15	1,400	1,799,875
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(g)	7.500%	12/31/15	1,850	18
General Cable Corp. (2)(c)(i)	4.500%	11/15/29	1,270	1,007,269
Hawaiian Holdings, Inc. (2)(c)	5.000%	03/15/16	300	848,813
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(f)	0.750%	04/05/17	2,800	10,661,641
Meritor, Inc. (2)(c)(i)	4.625%	03/01/26	2,000	2,021,250
Meritor, Inc. (2)(c)	7.875%	03/01/26	10,015	14,966,166
Terex Corp. (2)(c)	4.000%	06/01/15	4,550	7,481,906
Titan International, Inc. 144A (2)(c)(f)	5.625%	01/15/17	7,575	8,285,156
UTi Worldwide, Inc. (Virgin Islands, British) (2)(c)	4.500%	03/01/19	15,900	17,827,875

				64,899,969

Information Technology - 15.3%
Ciena Corp. (2)(c)	4.000%	12/15/20	4,700	5,971,937
Convergys Corp. (2)(c)	5.750%	09/15/29	7,825	16,359,141
GT Advanced Technologies, Inc. (2)(c)(g)	3.000%	10/01/17	2,650	821,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Information Technology - 15.3% (continued)
LinkedIn Corp. 144A (2)(c)(f)	0.500%	11/01/19	$4,125	$4,527,188
Microchip Technology, Inc. (2)(c)	2.125%	12/15/37	24,065	47,032,034
Micron Technology, Inc., Series C (2)(c)	2.375%	05/01/32	5,600	15,764,000
Micron Technology, Inc., Series F (2)(c)	2.125%	02/15/33	1,375	3,415,156
ModusLink Global Solutions, Inc. 144A (2)(c)(f)	5.250%	03/01/19	7,600	6,987,250
Nortel Networks Corp. (Canada) (2)(c)(g)	2.125%	04/15/14	2,475	2,388,375
Nuance Communications, Inc. (2)(c)	2.750%	11/01/31	600	595,500
Palo Alto Networks, Inc. 144A (2)(c)(f)	0.000%	07/01/19	1,525	2,187,422
Powerwave Technologies, Inc. (3)(b)(g)	3.875%	10/01/27	4,104	410
Powerwave Technologies, Inc. 144A (2)(c)(f)(g)	2.750%	07/15/41	3,900	39,000
Quantum Corp. (2)(c)	4.500%	11/15/17	1,650	1,924,313
Rambus, Inc. (2)(c)	1.125%	08/15/18	5,600	6,783,000
SouthPeak Interactive Corp. (3)(b)(g)	10.000%	12/31/14	2,500	63,345
SunEdison, Inc. (2)(c)	2.000%	10/01/18	32,075	55,148,953
SunEdison, Inc. (2)(c)	2.750%	01/01/21	6,675	11,656,219
SunEdison, Inc. 144A (2)(c)(f)	0.250%	01/15/20	1,675	1,793,297
TTM Technologies, Inc. (2)(c)	1.750%	12/15/20	6,150	6,730,406
VeriSign, Inc. (2)(c)	4.136%	08/15/37	27,135	53,812,097
Vishay Intertechnology, Inc. 144A (2)(c)(f)	2.250%	11/15/40	8,975	9,648,125
WebMD Health Corp. (2)(c)	1.500%	12/01/20	17,025	17,950,734
WebMD Health Corp. (2)(c)	2.250%	03/31/16	5,075	5,084,516

				276,683,918

Materials - 1.5%
A.M. Castle & Co. (2)(c)	7.000%	12/15/17	925	607,610
Cemex SAB de CV (Mexico) (2)(c)	3.750%	03/15/18	1,625	1,923,594
Cemex SAB de CV 144A (Mexico) (2)(c)(f)	3.720%	03/15/20	17,150	18,264,750
Cereplast, Inc. (3)(b)(g)	7.000%	06/01/16	3,516	35
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.000%	06/01/18	300	14,176
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.500%	12/15/15	1,200	56,703
Stillwater Mining Co. (2)(c)	1.750%	10/15/32	4,825	5,500,500

				26,367,368

Telecommunication Services - 0.4%
Nortel Networks Corp. (Canada) (2)(c)(g)	1.750%	04/15/12	8,325	7,992,000

Utilities - 1.8%
NRG Yield, Inc. 144A (2)(c)(f)	3.500%	02/01/19	27,275	32,116,313

TOTAL CONVERTIBLE BONDS (cost $787,452,372)				788,332,450

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 5.9%	SHARES	VALUE (Note 5)
Aberdeen Global Income Fund, Inc. (c)	8,502	$79,069
Advent Claymore Convertible Securities and Income Fund II (c)	165,776	1,114,015
Advent Claymore Enhanced Growth & Income Fund (c)	48,667	458,443
Alliance California Municipal Income Fund, Inc. (c)	3,436	47,726
Alpine Global Dynamic Dividend Fund (c)	40,631	418,906
Alpine Global Premier Properties Fund (c)	264,499	1,809,173
Apollo Senior Floating Rate Fund, Inc. (c)	10,036	179,042
Ares Dynamic Credit Allocation Fund, Inc. (c)	60,378	980,539
ASA Gold and Precious Metals Ltd. (c)	183	1,845
Avenue Income Credit Strategies Fund (c)	19,643	297,395
BlackRock Core Bond Trust (c)	331,493	4,581,233
BlackRock Corporate High Yield Fund, Inc.	286,965	3,202,529
BlackRock Credit Allocation Income Trust	452,168	6,086,181
BlackRock Floating Rate Income Strategies Fund, Inc.	55,709	774,355
BlackRock Floating Rate Income Trust (c)	14,238	191,786
BlackRock Global Opportunities Equity Trust (c)	128,426	1,782,553
BlackRock Limited Duration Income Trust (c)	38,560	608,862
BlackRock Long-Term Municipal Advantage Trust (c)	21,231	243,944
BlackRock Muni Intermediate Duration Fund, Inc.	43,139	632,849
BlackRock Municipal Income Investment Quality Trust (c)	21,866	322,523
BlackRock Municipal Income Quality Trust (c)	19,260	276,766
BlackRock Municipal Target Term Trust	173,497	3,638,232
BlackRock MuniHoldings California Quality Fund, Inc.	27,424	403,956
BlackRock MuniHoldings Investment Quality Fund	16,191	233,474
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	20,336	300,159
BlackRock MuniHoldings Quality Fund II, Inc.	5,912	81,290
BlackRock MuniHoldings Quality Fund, Inc.	25,724	346,760
BlackRock MuniYield Investment Quality Fund	17,399	242,716
BlackRock MuniYield Michigan Quality Fund II, Inc.	35,608	463,260
BlackRock MuniYield Michigan Quality Fund, Inc.	40,543	572,062
BlackRock MuniYield New Jersey Fund, Inc.	4,318	65,677

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 5.9% (continued)
BlackRock MuniYield New Jersey Quality Fund, Inc.	15,552	$226,437
BlackRock MuniYield New York Quality Fund, Inc.	2,972	39,765
BlackRock MuniYield Pennsylvania Quality Fund	8,312	120,607
BlackRock Resources & Commodities Strategy Trust	358,258	3,424,946
Blackstone / GSO Senior Floating Rate Term Fund	848	14,620
Blackstone/GSO Long-Short Credit Income Fund	56,559	912,862
Blackstone/GSO Strategic Credit Fund	113,735	1,840,232
CBRE Clarion Global Real Estate Income Fund	177,559	1,589,153
Central Securities Corp.	50,199	1,094,338
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	17,081	411,140
Cohen & Steers Quality Income Realty Fund, Inc.	308,855	3,835,979
Cohen & Steers REIT and Preferred Income Fund, Inc.	81,991	1,594,725
Cohen & Steers Total Return Realty Fund, Inc.	23,458	321,140
Delaware Enhanced Global Dividend & Income Fund	639	7,329
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,054	14,545
Deutsche High Income Opportunities Fund, Inc.	6,825	98,007
Deutsche High Income Trust	11,759	104,420
Duff & Phelps Global Utility Income Fund, Inc.	4,443	87,749
Duff & Phelps Utility and Corporate Bond Trust, Inc.	4,333	42,333
Eaton Vance Floating-Rate Income Trust	31,564	460,519
Eaton Vance Limited Duration Income Fund	219,429	3,157,583
Eaton Vance Municipal Bond Fund	65,640	847,412
Eaton Vance Municipal Bond Fund II	8,240	105,884
Eaton Vance National Municipal Opportunities Trust	2,332	49,438
Eaton Vance New York Municipal Bond Fund	28,890	368,059
Eaton Vance Risk-Managed Diversified Equity Income Fund	70,412	761,858
Eaton Vance Senior Income Trust	74,256	483,407
Eaton Vance Short Duration Diversified Income Fund	69,249	1,003,418
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,880	24,083
Ellsworth Fund Ltd.	12,966	113,453
First Trust Aberdeen Global Opportunity Income Fund	87,842	1,029,508

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 5.9% (continued)
First Trust High Income Long/Short Fund	134,186	$2,197,967
First Trust Senior Floating Rate Income Fund II	20,254	279,708
Fort Dearborn Income Securities, Inc.	10,331	148,456
Franklin Limited Duration Income Trust	79,708	970,046
Gabelli Healthcare & WellnessRx Trust/The	34,547	388,999
Invesco Bond Fund	35,894	671,218
Invesco Dynamic Credit Opportunities Fund	79,336	949,652
Invesco High Income Trust II	8,308	125,617
Invesco Municipal Opportunity Trust	68,923	893,242
Invesco Municipal Trust	55,092	705,178
Invesco Quality Municipal Income Trust	87,249	1,095,847
Invesco Trust for Investment Grade Municipals	49,913	671,330
Invesco Trust for Investment Grade New York Municipals	15,577	214,963
John Hancock Income Securities Trust	11,033	157,882
John Hancock Premium Dividend Fund	11,661	162,088
Liberty All Star Equity Fund	343,609	2,006,677
Liberty All Star Growth Fund, Inc.	14,793	76,924
LMP Corporate Loan Fund, Inc.	4,665	52,155
LMP Real Estate Income Fund, Inc.	4,719	61,441
Macquarie Global Infrastructure Total Return Fund, Inc.	2,341	58,057
MFS Investment Grade Municipal Trust	34,409	324,821
MFS Municipal Income Trust	62,057	418,885
Morgan Stanley Income Securities, Inc.	33,925	610,650
Neuberger Berman High Yield Strategies Fund, Inc.	38,861	479,545
Neuberger Berman Real Estate Securities Income Fund, Inc.	54,028	292,832
New America High Income Fund, Inc./The	7,305	66,110
Nuveen AMT-Free Municipal Income Fund	30,214	418,464
Nuveen Build America Bond Opportunity Fund	4,763	103,452
Nuveen California AMT-Free Municipal Income Fund	5,678	84,829
Nuveen California Dividend Advantage Municipal Fund 2	8,778	126,842
Nuveen California Dividend Advantage Municipal Fund 3	3,931	53,737
Nuveen Connecticut Premium Income Municipal Fund	38,514	491,054
Nuveen Credit Strategies Income Fund	320,508	2,900,597

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 5.9% (continued)
Nuveen Diversified Dividend & Income Fund	57,265	$698,633
Nuveen Dividend Advantage Municipal Fund	30,749	440,326
Nuveen Dividend Advantage Municipal Fund 2	76,370	1,082,927
Nuveen Dividend Advantage Municipal Fund 3	56,223	797,804
Nuveen Dividend Advantage Municipal Income Fund	25,422	368,873
Nuveen Georgia Dividend Advantage Municipal Fund 2	14,214	183,218
Nuveen Global Equity Income Fund	53,009	683,286
Nuveen Maryland Premium Income Municipal Fund	72,572	924,567
Nuveen Massachusetts Premium Income Municipal Fund	8,781	117,665
Nuveen Michigan Quality Income Municipal Fund	1,527	21,225
Nuveen Municipal Advantage Fund, Inc.	52,158	717,694
Nuveen Municipal Market Opportunity Fund, Inc.	76,121	1,042,858
Nuveen Municipal Opportunity Fund, Inc.	30,827	452,540
Nuveen New Jersey Dividend Advantage Municipal Fund	89,854	1,231,898
Nuveen New York AMT-Free Municipal Income Fund	99,671	1,302,700
Nuveen New York Dividend Advantage Municipal Fund	24,574	341,333
Nuveen New York Performance Plus Municipal Fund, Inc.	8,270	121,817
Nuveen North Carolina Premium Income Municipal Fund	49,217	648,680
Nuveen Ohio Quality Income Municipal Fund	4,913	74,678
Nuveen Pennsylvania Investment Quality Municipal Fund	50,908	707,621
Nuveen Performance Plus Municipal Fund, Inc.	78,576	1,168,425
Nuveen Preferred Income Opportunities Fund	8,897	84,788
Nuveen Premier Municipal Income Fund, Inc.	31,039	431,442
Nuveen Premium Income Municipal Fund 2, Inc.	92,495	1,312,504
Nuveen Premium Income Municipal Fund 4, Inc.	15,094	202,109
Nuveen Premium Income Municipal Fund, Inc.	108,215	1,517,174
Nuveen Quality Income Municipal Fund, Inc.	66,039	927,188
Nuveen Quality Municipal Fund, Inc.	98,584	1,320,040
Nuveen Quality Preferred Income Fund	19,529	166,778
Nuveen Quality Preferred Income Fund 2	94,262	863,440

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 5.9% (continued)
Nuveen Quality Preferred Income Fund 3	29,201	$252,881
Nuveen Select Quality Municipal Fund, Inc.	73,444	1,034,826
Nuveen Senior Income Fund	27,258	181,538
Nuveen Short Duration Credit Opportunities Fund	18,681	320,379
Nuveen Virginia Premium Income Municipal Fund	17,836	242,391
Pioneer Floating Rate Trust	51,089	594,165
Putnam High Income Securities Fund	47,652	388,364
Putnam Managed Municipal Income Trust	101,292	748,548
Putnam Municipal Opportunities Trust	77,856	954,515
RMR Real Estate Income Fund	30,646	651,228
Source Capital, Inc.	10,547	773,095
Sprott Focus Trust, Inc.	11,038	80,136
Stone Harbor Emerging Markets Total Income Fund	10,849	156,985
Swiss Helvetia Fund, Inc./The	25,375	292,828
Templeton Global Income Fund	133,945	963,065
Tortoise Pipeline & Energy Fund, Inc.	1,032	29,422
Transamerica Income Shares, Inc.	22,823	465,133
Voya Emerging Markets High Income Dividend Equity Fund	5,000	50,550
Voya Prime Rate Trust	57,367	317,813
Wells Fargo Advantage Income Opportunities Fund	35,098	308,862
Wells Fargo Advantage Multi-Sector Income Fund	94,801	1,265,593
Western Asset Global Corporate Defined Opportunity Fund, Inc.	71,479	1,264,464
Western Asset Global High Income Fund, Inc.	21,465	238,476
Western Asset Global Partners Income Fund, Inc.	28,558	273,300
Western Asset High Income Opportunity Fund, Inc.	240,012	1,276,864
Western Asset Income Fund	8,955	123,848
Western Asset Managed High Income Fund, Inc.	188,847	976,339
Western Asset Municipal Partners Fund, Inc.	1,044	16,245
Western Asset Worldwide Income Fund, Inc.	62,409	707,718

TOTAL CLOSED END FUNDS (cost $103,067,192)		107,785,336

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LOAN PARTICIPATIONS - 0.6%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Consumer Discretionary - 0.2%
Dex Media West, Inc. (2)(h)	8.000%	12/30/16	$1,324	$1,085,847
RH Donnelley, Inc. (2)(h)	9.750%	12/31/16	3,374	2,328,012

				3,413,859

Financials - 0.1%
J.G. Wentworth LLC (2)(h)	7.000%	01/22/18	1,876	1,819,889

Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (2)(h)	4.250%	06/06/16	5,050	5,065,806

TOTAL LOAN PARTICIPATIONS (cost $10,911,661)				10,299,554

PREFERRED STOCKS - 0.2%	SHARES	VALUE (Note 5)
Financials - 0.2%
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series V †(e)	184,409	$682,313
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series W †(e)	91,025	368,651
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series X †(e)	80,343	321,372
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, 8.375%, Series Z †(e)	248,730	1,034,717
Federal National Mortgage Association, Perpetual Preferred Stock, 8.250%, Series S †(e)	248,730	1,034,717
First Bank, Inc., Perpetual Preferred Stock(3)†(b)(e)	2,458	759,125

		4,200,895

Utilities - 0.0% (a)
Genie Energy Ltd., Perpetual Preferred Stock,7.500%, Series 12-A †(e)	37,917	262,386

TOTAL PREFERRED STOCKS (cost $9,326,942)		4,463,281

RIGHTS - 0.3%
Financials - 0.1%
1347 Capital Corp. (2)†	420,504	84,101
CB Pharma Acquisition Corp. (2)†	325,500	94,395
DT Asia Investments Ltd. (Hong Kong) (3)†(b)	209,241	33,478
Garnero Group Acquisition Co. (Brazil) †	2,430,200	461,738

	SHARES
Financials - 0.1% (continued)
Hydra Industries Acquisition Corp. †	1,720,000	636,400

		1,310,112

Health Care - 0.2%
Ambit Biosciences Corp. (3)†(b)	146,272	98,065
American Medical Alert Corp. (3)†(b)	283,523	2,835
Chelsea Therapeutics International Ltd. (3)†(b)	4,668,137	317,433
Community Health Systems, Inc. †(c)	7,762,436	170,774
Durata Therapeutics, Inc. (3)†(b)	261,441	258,584
Forest Laboratories, Inc. (3)†(b)	335,833	—
Furiex Pharmaceuticals, Inc. (3)†(b)	251,398	2,476,419
Prosensa Holding NV (Netherlands) (3)†(b)	197,426	177,683

		3,501,793

Information Technology - 0.0% (a)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $111,420)		4,811,905

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 9.9%
U.S. Treasury Bill, 0.037%, 4/9/2015	$32,300	32,299,871
U.S. Treasury Bill, 0.066%, 5/21/2015 (c)	146,933	146,927,857

TOTAL SHORT-TERM INVESTMENTS (cost $179,219,316)		179,227,728

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

WARRANTS - 1.0%	SHARES	VALUE (Note 5)
Consumer Discretionary - 0.2%
Education Management Corp. (3)†(b)	16,528,497	$103,799
EveryWare Global, Inc. (2)†	756,000	18,900
General Motors Co. †	356,485	463,431
Hemisphere Media Group, Inc. †	743,407	892,088
IVS Group SA (Luxembourg) (2)†	590,301	95,018
Jason Industries, Inc. †	1,933,070	1,527,125

		3,100,361

Energy - 0.0% (a)
Glori Energy, Inc. (2)†	287,100	48,807
Green Field Energy Services, Inc. (3)†(b)	2,025	—
Harvest Natural Resources, Inc. (3)†(b)	51,454	5

		48,812

Financials - 0.7%
1347 Capital Corp. (2)†	420,504	84,101
AR Capital Acquisition Corp. (2)†(c)	697,500	139,500
Associated Banc-Corp †	20,065	50,564
Boston Private Financial Holdings, Inc. (2)†	97,674	502,044
Boulevard Acquisition Corp. (2)†(c)	504,000	302,400
Cambridge Capital Acquisition Corp. †	1,478,400	354,816
Capitol Acquisition Corp. II (2)†	720,000	720,000
CB Pharma Acquisition Corp. †	325,500	78,120
Chart Acquisition Corp. †	1,268,625	355,215
CIS Acquisition Ltd. (Russian Federation) (2)†	818,918	195,312
Comerica, Inc. (2)†	9,708	32,716
DT Asia Investments Ltd. (Hong Kong) (2)†	209,241	18,874
Garnero Group Acquisition Co. (Brazil) †	2,430,200	267,322
Hydra Industries Acquisition Corp. (2)†	1,720,000	275,200
KBS Fashion Group Ltd. (China) (3)†(b)	763,024	12,971
Levy Acquisition Corp. †	928,116	3,851,681
Neostem (3)†(b)	243,000	301
ROI Acquisition Corp. II (2)†	882,000	152,145
Silver Eagle Acquisition Corp. †	2,808,350	2,892,600
Terrapin 3 Acquisition Corp. (2)†	1,428,000	456,960
Valley National Bancorp (2)†	49,509	9,902
WL Ross Holding Corp. (2)†	2,898,000	1,767,780

		12,520,524

	SHARES	VALUE (Note 5)
Health Care - 0.0% (a)
Mast Therapeutics, Inc. (3)†(b)	103,750	$2,246
Pluristem Therapeutics, Inc. (Israel) †	63,750	14,981
ReGeneRx Biopharmaceuticals, Inc. (2)†	240,000	7,200
Venaxis, Inc. (3)†(b)	24,000	480

		24,907

Industrials - 0.0% (a)
Blue Bird Corp. (2)†	756,000	559,440
Genco Shipping & Trading Ltd. †	57,286	38,955
Jack Cooper Holdings Corp. (3)†(b)	2,223	133,380
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	395,000	43,450

		775,225

Information Technology - 0.1%
exceet Group SE (Germany) (3)†(b)	72,000	5,342
Global Eagle Entertainment, Inc. (2)†	367,857	1,765,714
Net Element International, Inc. (Bulgaria) (2)†	319,668	6,393
RMG Networks Holding Corp. (3)†(b)	631,210	38,188
Transwitch Corp. (3)†(b)	640,000	6

		1,815,643

Materials - 0.0% (a)
Tecnoglass, Inc. †	371,009	908,972

Utilities - 0.0% (a)
Electrawinds SE (Germany) (3)†(b)	621,000	3,339

TOTAL WARRANTS (cost $5,286,753)		19,197,783

MONEY MARKET FUNDS - 19.0%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (2)(j)	4,645,205	4,645,205
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(j)	18,580,820	18,580,820
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.070% (2)(j)	97,006,768	97,006,768
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(j)(k)	200,391,665	200,391,665

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
MONEY MARKET FUNDS - 19.0% (continued)
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(j)	23,226,025	$23,226,025

TOTAL MONEY MARKET FUNDS (cost $343,850,483)		343,850,483

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $2,530,197,040)		2,429,621,870

SECURITIES SOLD SHORT - (45.4)%

COMMON STOCKS - (43.6)%

Consumer Discretionary - (1.9)%
Dollar Tree, Inc. †	(5,644)	(457,982)
Global Eagle Entertainment, Inc. †	(267,186)	(3,556,246)
JAKKS Pacific, Inc. †	(886,445)	(6,063,284)
M/I Homes, Inc. †	(99,938)	(2,382,522)
Meritage Homes Corp. †	(23,411)	(1,138,711)
MGM Resorts International †	(352,134)	(7,405,378)
Staples, Inc.	(116,217)	(1,892,594)
Tesla Motors, Inc. †	(64,486)	(12,173,022)

		(35,069,739)

Consumer Staples - (2.6)%
Bunge Ltd.	(42,281)	(3,482,263)
Post Holdings, Inc. †	(108,661)	(5,089,681)
Reynolds American, Inc.	(6,238)	(429,861)
Rite Aid Corp. †	(115,908)	(1,007,240)
Tyson Foods, Inc., Class A	(250,012)	(9,575,460)
Universal Corp.	(420,262)	(19,819,556)
Vector Group Ltd.	(343,207)	(7,540,258)

		(46,944,319)

Energy - (2.8)%
Aegean Marine Petroleum Network, Inc. (Greece)	(249,504)	(3,585,372)
Alon USA Energy, Inc.	(333,969)	(5,533,866)
Alpha Natural Resources, Inc. †	(42,836)	(42,832)
Cheniere Energy, Inc. †	(88,102)	(6,819,095)
Chesapeake Energy Corp.	(32,698)	(463,004)
Energy XXI Ltd.	(92,406)	(336,358)
Halliburton Co.	(27,521)	(1,207,621)
Kelt Exploration Ltd. (Canada) †	(85,757)	(512,558)
Renewable Energy Group, Inc. †	(189,886)	(1,750,749)

	SHARES	VALUE (Note 5)
Energy - (2.8)% (continued)
Sanchez Energy Corp. †	(1,046,259)	$(13,611,830)
Scorpio Tankers, Inc. (Monaco)	(366,986)	(3,457,008)
Ship Finance International Ltd. (Norway)	(408,967)	(6,052,712)
Southwestern Energy Co. †	(306,252)	(7,101,984)
ZaZa Energy Corp. †	(16,465)	(26,838)

		(50,501,827)

Financials - (7.0)%
American Realty Capital Properties, Inc. REIT	(197,382)	(1,944,213)
American Tower Corp. REIT	(50,793)	(4,782,161)
AmTrust Financial Services, Inc.	(73,606)	(4,194,438)
Ares Capital Corp.	(63,304)	(1,086,930)
Associated Banc-Corp	(10,547)	(196,174)
AV Homes, Inc. †	(18,822)	(300,399)
BB&T Corp.	(8,331)	(324,826)
Boston Private Financial Holdings, Inc.	(87,477)	(1,062,846)
CareTrust REIT, Inc. REIT	(62,239)	(843,961)
Cowen Group, Inc., Class A †	(631,707)	(3,284,876)
Crown Castle International Corp. REIT	(30,889)	(2,549,578)
Deutsche Annington Immobilien SE (Germany) (2)	(120,646)	(4,065,485)
E*TRADE Financial Corp. †	(169,088)	(4,828,308)
Element Financial Corp. (Canada) †	(452,829)	(6,120,905)
Encore Capital Group, Inc. †	(21,894)	(910,571)
Endurance Specialty Holdings Ltd.	(2,486)	(151,994)
Ezcorp, Inc., Class A †	(87,815)	(801,751)
Gain Capital Holdings, Inc.	(166,250)	(1,624,263)
Health Care REIT, Inc. REIT	(153,351)	(11,863,233)
iStar Financial, Inc. REIT †	(313,677)	(4,077,801)
KCAP Financial, Inc.	(148,705)	(1,000,785)
Klepierre REIT (France) (2)	(2)	(98)
Lexington Realty Trust REIT	(1,035,821)	(10,182,120)
Maiden Holdings Ltd.	(128,543)	(1,906,293)
MGIC Investment Corp. †	(1,375,983)	(13,250,716)
NorthStar Realty Finance Corp. REIT	(34,993)	(634,073)
Omega Healthcare Investors, Inc. REIT	(86,856)	(3,523,748)
PHH Corp. †	(616,325)	(14,896,575)
Prospect Capital Corp.	(14,272)	(120,598)
Radian Group, Inc.	(946,415)	(15,890,308)
Renasant Corp.	(15,192)	(456,520)
Resource Capital Corp. REIT	(15,203)	(69,022)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Financials - (7.0)% (continued)
Simon Property Group, Inc. REIT	(11,290)	$(2,208,776)
Starwood Property Trust, Inc. REIT	(84,940)	(2,064,042)
Starwood Waypoint Residential Trust REIT	(88,044)	(2,275,937)
Sterling Bancorp	(28,349)	(380,160)
Valley National Bancorp	(1,045)	(9,865)
Western Alliance Bancorp †	(28,139)	(834,040)
XL Group PLC (Ireland)	(22,639)	(833,115)
ZAIS Financial Corp. REIT	(80,855)	(1,442,453)

		(126,993,957)

Health Care - (4.5)%
Accuray, Inc. †	(528,012)	(4,910,512)
Acorda Therapeutics, Inc. †	(13,878)	(461,860)
Actavis PLC †	(68,468)	(20,377,446)
Affymetrix, Inc. †	(763,231)	(9,586,181)
Albany Molecular Research, Inc. †	(80,500)	(1,416,800)
Amsurg Corp. †	(128,548)	(7,908,273)
Becton Dickinson and Co.	(24,882)	(3,572,806)
China Medical Technologies, Inc. ADR (China) (3)†(b)	(45,264)	(453)
Cyberonics, Inc. †	(27,124)	(1,760,890)
Healthways, Inc. †	(396,180)	(7,804,746)
IGI Laboratories, Inc. †	(208,675)	(1,702,788)
Medicines Co./The †	(139,856)	(3,918,765)
Omnicare, Inc.	(65,927)	(5,080,335)
PDL BioPharma, Inc.	(47,024)	(330,814)
Sequenom, Inc. †	(838,816)	(3,313,323)
Spectrum Pharmaceuticals, Inc. †	(300,614)	(1,824,727)
Teva Pharmaceutical Industries Ltd. ADR (Israel)	(103,420)	(6,443,066)
Wright Medical Group, Inc. †	(23,228)	(599,282)

		(81,013,067)

Industrials - (2.7)%
Bombardier, Inc., Class B (Canada)	(2,292,832)	(4,525,743)
CBIZ, Inc. †	(171,895)	(1,603,780)
Cenveo, Inc. †	(165,197)	(353,522)
General Cable Corp.	(32,054)	(552,290)
Hawaiian Holdings, Inc. †	(38,062)	(838,316)
JetBlue Airways Corp. †	(552,191)	(10,629,677)
MasTec, Inc. †	(27)	(521)
Meritor, Inc. †	(674,098)	(8,500,376)
RR Donnelley & Sons Co.	(86,897)	(1,667,553)

	SHARES	VALUE (Note 5)
Industrials - (2.7)% (continued)
Terex Corp.	(282,600)	$(7,514,334)
Titan International, Inc.	(415,647)	(3,890,456)
UTi Worldwide, Inc. †	(767,639)	(9,441,960)

		(49,518,528)

Information Technology - (17.2)%
Alibaba Group Holding Ltd. ADR (China) †	(802,236)	(66,778,125)
Ciena Corp. †	(476,527)	(9,201,736)
Convergys Corp.	(606,825)	(13,878,088)
Cypress Semiconductor Corp. †	(391,012)	(5,517,179)
Harris Corp.	(45,468)	(3,581,060)
LinkedIn Corp., Class A †	(9,103)	(2,274,475)
MaxLinear, Inc., Class A †	(106,275)	(864,016)
Microchip Technology, Inc.	(924,421)	(45,204,187)
Micron Technology, Inc. †	(693,816)	(18,823,228)
Mitel Networks Corp. (Canada) †	(125,539)	(1,276,732)
ModusLink Global Solutions, Inc. †	(745,507)	(2,870,202)
Nuance Communications, Inc. †	(2,043)	(29,317)
NXP Semiconductor NV (Netherlands) †	(33,022)	(3,314,088)
Palo Alto Networks, Inc. †	(11,547)	(1,686,786)
Quantum Corp. †	(781,421)	(1,250,274)
Rambus, Inc. †	(343,260)	(4,316,494)
SunEdison, Inc. †	(2,419,308)	(58,063,392)
TTM Technologies, Inc. †	(507,315)	(4,570,908)
VeriSign, Inc. †	(742,169)	(49,703,058)
Vishay Intertechnology, Inc.	(584,031)	(8,071,308)
WebMD Health Corp. †	(251,476)	(11,023,450)

		(312,298,103)

Materials - (1.0)%
A.M. Castle & Co. †	(37,777)	(137,886)
Alcoa, Inc.	(19,953)	(257,793)
Ball Corp.	(13,654)	(964,519)
Cemex SAB de CV ADR (Mexico) †	(1,023,416)	(9,691,750)
Holcim Ltd. (Switzerland) (2)†	(11,311)	(842,697)
Norbord, Inc. (Canada)	(27,084)	(570,099)
Rock-Tenn Co., Class A	(9,194)	(593,013)
Stillwater Mining Co. †	(278,758)	(3,601,553)
Tahoe Resources, Inc. (Canada)	(84,533)	(926,389)

		(17,585,699)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Telecommunication Services - (0.9)%
AT&T, Inc.	(23,757)	$(775,666)
BCE, Inc. (Canada)	(35,533)	(1,504,307)
T-Mobile US, Inc. †	(428,650)	(13,583,918)

		(15,863,891)

Utilities - (3.0)%
Dominion Resources, Inc.	(303,971)	(21,542,424)
NextEra Energy, Inc.	(85,816)	(8,929,155)
NRG Yield, Inc., Class A	(386,082)	(19,585,940)
Wisconsin Energy Corp.	(83,720)	(4,144,140)

		(54,201,659)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $813,810,237)		(789,990,789)

CONVERTIBLE BONDS - (1.6)%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Health Care - (0.2)%
Teva Pharmaceutical Finance Co. LLC, Series C (2)	0.250%	02/01/26	$(2,625)	$(3,885,000)

Information Technology - (1.4)%
Citrix Systems, Inc. 144A (2)(f)	0.500%	04/15/19	(9,975)	(10,498,688)
Red Hat, Inc. 144A (2)(f)	0.250%	10/01/19	(12,225)	(15,136,078)

				(25,634,766)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $27,255,686)				(29,519,766)

U.S. TREASURY OBLIGATIONS - (0.2)%
U.S. Treasury Note (2) (proceeds $4,616,064)	0.875%	10/15/17	(4,625)	(4,640,901)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $845,681,987)	(824,151,456)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 88.6% (cost $1,684,515,053)	1,605,470,414

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.4% (l)	207,938,261

NET ASSETS - 100.0%	$1,813,408,675

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $93,713,866 or 5.2% of total net assets.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2015, the value of these securities was $1,142,204,761. Additional cash collateral pledged was $136,946,874.
(d)	Represents a Pay-in-Kind Stock.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Defaulted security.
(h)	Indicates a variable rate security. The interest rate shown represents the discount rate as of the close of the reporting period.
(i)	Represents a step bond. The rate shown reflects the yield as of the close of the reporting period.
(j)	Represents annualized seven-day yield as of the close of the reporting period.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(k)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures,swap contracts and call options written.
(m)	All or a portion of this security has been segregated for covered call options written.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

MTN - Medium Term Note

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of March 31, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 24	5.000%	USD	3.426%	147,525,000	$(9,961,900)	06/20/2020	$(1,537,791)
CitiBank	Markit CDX North America Investment Grade Index Series 24	1.000%	USD	0.641%	1,950,000	(35,351)	06/20/2020	(237)

						$(9,997,251)		$(1,538,028)

Cash held as collateral at CitiBank for exchange cleared credit default swap contracts was $15,540,202 at March 31, 2015.

Open written options contracts outstanding at March 31, 2015:

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
4,000	General Motors Co. (Exercise price $42)	J.P. Morgan	1/15/2016	$(2,203,697)	$(528,000)	$1,675,697
1,021	Home Loan Servicing Solutions Ltd. (Exercise price $18)(2)	J.P. Morgan	4/17/2015	(96,931)	(30,630)	66,301
509	Salix Pharmaceuticals Ltd. (Exercise price $175)	J.P. Morgan	7/17/2015	(10,469)	(2,545)	7,924
3,197	Vitesse Semiconductor Corp. (Exercise price $5)	J.P. Morgan	5/15/2015	(115,263)	(79,925)	35,338

				$(2,426,360)	$(641,100)	$1,785,260

(2)	Level 2 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
995	Barclays Capital	S&P 500 E-Mini Futures	6/2015	$(102,974,838)	$(102,524,800)	$450,038
406	Barclays Capita	U.S. Treasury 10-Year Note Futures	6/2015	(51,943,875)	(52,335,937)	(392,062)
859	J.P. Morgan	U.S. Treasury 2-Year Note Futures	6/2015	(187,823,413)	(188,255,219)	(431,806)
376	J.P. Morgan	U.S. Treasury 5-Year Note Futures	6/2015	(44,924,029)	(45,199,313)	(275,284)

				$(387,666,155)	$(388,315,269)	$(649,114)

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $5,825,404 and $1,367,807, respectively at March 31, 2015.

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	686,199	$537,711	$541,230	$3,519
Euro, Expiring 04/07/15	Credit Suisse International	EUR	21,000	22,726	22,582	(144)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	24,635,632	28,916,649	26,517,334	(2,399,315)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	21,000	22,913	22,757	(156)
Euro, Expiring 04/05/17	Credit Suisse International	EUR	21,000	23,362	23,113	(249)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	21,000	27,804	22,582	(5,222)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	21,000	27,886	22,757	(5,129)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	21,000	28,010	23,113	(4,897)
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	8,589,375	1,062,427	1,064,025	1,598
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	8,589,375	1,064,474	1,064,024	(450)
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	26,889,722	4,251,474	3,331,467	(920,007)
Norwegian Krone, Expiring 06/18/15	The Royal Bank of Scotland	NOK	75,604,625	12,130,511	9,365,449	(2,765,062)

				$48,115,947	$42,020,433	$(6,095,514)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	(2,141,048)	$(1,713,405)	$(1,688,722)	$24,683
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(2,712,425)	(2,163,547)	(2,139,387)	24,160
Euro, Expiring 06/17/15	CitiBank	EUR	(15,756,794)	(17,219,518)	(16,960,320)	259,198
Euro, Expiring 04/07/15	Credit Suisse International	EUR	(21,000)	(27,804)	(22,582)	5,222
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(41,553,844)	(50,162,389)	(44,727,782)	5,434,607
Euro, Expiring 04/05/16	Credit Suisse International	EUR	(21,000)	(27,886)	(22,757)	5,129
Euro, Expiring 04/05/17	Credit Suisse International	EUR	(21,000)	(28,010)	(23,113)	4,897
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(22,582)	5,222
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(22,757)	5,129
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(23,113)	4,897
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	(8,589,375)	(1,086,288)	(1,064,024)	22,264
Norwegian Krone, Expiring 06/11/15	Credit Suisse International	NOK	(26,889,722)	(4,251,474)	(3,331,467)	920,007
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(8,589,375)	(1,086,289)	(1,064,023)	22,266
Norwegian Krone, Expiring 06/18/15	Credit Suisse International	NOK	(75,604,625)	(12,130,511)	(9,365,449)	2,765,062
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(3,331,467)	920,007
Norwegian Krone, Expiring 06/18/15	The Royal Bank of Scotland	NOK	(75,604,625)	(12,130,511)	(9,365,449)	2,765,062

				(106,362,806)	(93,174,994)	13,187,812

				$(58,246,859)	$(51,154,561)	$7,092,298

Cash held as collateral at CitiBank for forward foreign currency exchange contracts was $520,000 at March 31, 2015. Additional cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts was $6,620,000 at March 31, 2015.

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at March 31, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives or pays the total return on a portfolio of short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66 to 67 months maturity 08/12/2019	$(934,873)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Cayman Islands
Herbalife Ltd.	(82,666)	$(2,599,846)	$(934,952)

Net Cash and Other Receivables/ (Payables) (b)			79

Swaps, at Value			$(934,873)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Bank of America in the amount of $1,910,644 at March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 11/12/2015	$(914,514)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
Ashford Hospitality Prime, Inc.	60,984	$1,062,341	$(39,640)
Ashford Hospitality Trust, Inc.	112,294	1,258,816	(178,547)
California Resources Corp.	127,088	693,252	273,888
CareTrust REIT, Inc.	363,357	2,967,544	1,959,577
Enova International, Inc.	108,417	2,485,516	(350,785)
Google, Inc.	179,000	102,329,825	(4,237,825)
Google, Inc.	179,000	5,710,127	3,275,672
Halyard Health, Inc.	23,551	870,146	288,563
HJ Heinz Co.	7,352,000	7,699,192	(156,040)
Keysight Technologies, Inc.	42,971	1,283,793	312,580
KLX, Inc.	128,714	5,231,201	(270,564)
New Senior Investment Group, Inc.	104,424	—	1,736,571
Tribune Publishing Co.	10,391	163,554	38,031
Urban Edge Properties	137,515	3,325,930	(66,824)

Total of Long Equity Positions			2,584,657

Short Positions

United States
Google, Inc.	(179,000)	(626,473)	510,123

Total of Long and Short Equity Positions			3,094,780

Net Cash and Other Receivables/ (Payables) (b)			(4,009,294)

Swaps, at Value			$(914,514)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $95,086,117 at March 31, 2015. Additional cash held as collateral at Deutsche Bank in the amount of $1,900,000 at March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 10/22/2015	$(3,648,003)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Japan
Yahoo Japan Corp.	(3,790,651)	$(12,732,710)	$(2,902,532)

Net Cash and Other Receivables/ (Payables) (b)			(745,471)

Swaps, at Value			$(3,648,003)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity ranging from 8/31/2015 - 01/27/2016	$9,842,309

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
QLT, Inc.	324,865	$1,785,603	$(515,381)
Talisman Energy, Inc.	2,481,163	18,905,069	150,263

			(365,118)

Netherlands
Prosensa Holding NV	7,998	—	7,198

United States
Actavis PLC	436	106,174	23,588
Advent Software, Inc.	238,904	10,469,079	68,976
Ark Restaurants Corp.	33,948	751,269	94,715
Aviv REIT, Inc.	56,968	2,004,478	74,854
Baker Hughes, Inc.	395,714	23,687,296	1,472,200
Becton Dickinson and Co.	46	5,570	1,035
Bridge Capital Holdings	10,578	261,042	15,150
City National Corp.	100,183	8,761,003	163,298
Cleco Corp.	196,781	10,554,218	174,282
Courier Corp.	90,891	2,075,231	149,781
Cypress Semiconductor Corp.	2,545	36,079	(169)
DIRECTV	346,129	29,457,162	(1,584)
Dresser-Rand Group, Inc.	299,247	24,307,120	(262,624)
Durata Therapeutics, Inc.	89,246	66,935	21,336
Emulex Corp.	452	3,593	9
Entropic Communications, Inc.	171,353	507,191	14
Eurasia Drilling	3,413	66,539	(1,009)
Evoq Properties, Inc.	44,422	40,231	1,970
Exelis, Inc.	187,201	4,492,415	69,674
Family Dollar Stores, Inc.	326,131	25,223,786	618,835
Freescale Semiconductor Ltd.	58,891	2,360,380	40,018
Hawaiian Electric Industries, Inc.	73,571	2,500,764	(137,663)
Heritage Financial Group, Inc.	80,541	2,033,479	159,652

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Home Loan Servicing Solutions Ltd.	134,332	$2,469,640	$(247,789)
Hospira, Inc.	181,602	15,906,060	45,860
Hudson City BanCorp., Inc.	2,880,831	28,700,647	1,490,462
Hudson Valley Holding Corp.	31,862	828,643	(14,250)
Independent Bank Corp./Rockland MA	35,334	1,277,277	272,825
Integrated Silicon Solution, Inc.	35,228	651,651	(21,422)
Integrys Energy Group, Inc.	158,063	10,769,907	613,790
Journal Communications, Inc.	688,126	6,333,715	3,864,312
Lakes Entertainment, Inc.	7,868	62,121	5,307
LNB Bancorp, Inc.	164,558	2,900,196	35,518
Lorillard, Inc.	437,858	26,225,214	2,388,806
Mavenir Systems, Inc.	45,228	765,880	36,464
Meadowbrook Insurance Group, Inc.	670,686	5,610,033	90,798
MeadWestvaco Corp.	63,234	3,170,555	(17,075)
Nicholas Financial, Inc.	25,276	326,060	28,056
Office Depot, Inc.	487,471	4,599,247	(114,514)
Oneida Financial Corp.	76,102	1,493,410	8,844
Orbitz Worldwide, Inc.	1,330,405	15,489,046	23,476
Paramount Gold & Silver, Inc.	189,640	233,582	(42,045)
Pepco Holdings, Inc.	1,176,244	31,895,451	(336,824)
Pharmacyclics, Inc.	22,751	5,785,228	37,890
Polypore International, Inc.	200,570	11,910,482	(96,909)
Riverbed Technology, Inc.	561,385	11,469,503	269,057
RTI International Metals, Inc.	71,333	2,687,296	(125,728)
Safeway, Inc.	351,185	—	47,111
Safeway, Inc.	351,185	—	13,819

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Salix Pharmaceuticals Ltd.	24,087	$3,762,495	$399,979
Sigma-Aldrich Corp.	175,583	24,053,653	220,696
Susquehanna Bancshares, Inc.	1,168,035	15,268,902	744,858
Time Warner Cable, Inc.	237,113	34,936,229	602,267
Tornier NV	176,488	4,252,070	375,445
TRW Automotive Holdings Corp.	250,870	25,479,700	824,020
Uranerz Energy Corp.	16,555	19,671	(1,295)
Viasystems Group, Inc.	388,068	5,951,032	836,277

			15,004,424

Total of Long Equity Positions			14,646,504

Short Positions

Canada
Mitel Networks Corp.	(30,529)	(282,478)	(28,001)

United States
Alcoa, Inc.	(206,822)	(2,806,185)	134,045
Applied Materials, Inc.	(1,209,848)	(26,894,921)	(399,250)
AT&T, Inc.	(548,364)	(18,398,717)	494,632
BB&T Corp.	(294,733)	(10,905,671)	(585,969)
Coeur Mining, Inc.	(38,154)	(241,846)	62,141
Comcast Corp.	(684,542)	(37,348,612)	(1,307,475)
Community Bank System, Inc.	(25,607)	(907,400)	1,169
Dollar Tree, Inc.	(79,324)	(5,842,196)	(594,550)
Energy Fuels, Inc.	(4,231)	(22,930)	3,806
EW Scripps Co./The	(355,376)	(6,365,359)	(3,741,534)
Halliburton Co.	(435,467)	(18,118,062)	(990,230)
Harris Corp.	(18,719)	(1,413,145)	(61,164)
M&T Bank Corp.	(242,348)	(30,054,300)	(723,896)
MaxLinear, Inc.	(34,860)	(293,478)	10,066
NextEra Energy, Inc.	(18,322)	(1,974,589)	68,185
Northwest Bancshares, Inc.	(106,898)	(1,270,598)	3,857
NXP Semiconductors NV	(20,535)	(2,023,248)	(37,645)
Omega Healthcare Investors, Inc.	(51,271)	(2,000,132)	(79,932)
Renasant Corp.	(74,840)	(2,109,512)	(139,430)
Reynolds American, Inc.	(126,914)	(7,410,077)	(1,335,566)
Rock-Tenn Co.	(49,323)	(3,194,874)	13,540
RR Donnelley & Sons Co.	(64,059)	(1,077,992)	(151,300)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Staples, Inc.	(98,355)	$(1,640,372)	$38,661
Sterling Bancorp	(61,175)	(838,932)	18,575
TTM Technologies, Inc.	(273,975)	(1,772,666)	(695,848)
Western Alliance Bancorp	(8,616)	(243,032)	(12,346)
Wisconsin Energy Corp.	(177,729)	(8,132,833)	(664,752)
Wright Medical Group, Inc.	(171,999)	(4,244,180)	(193,394)

Total of Short Equity Positions			(10,893,605)

Total of Long and Short Equity Positions			3,752,899

Net Cash and Other Receivables/ (Payables) (b)			6,089,410

Swaps, at Value			$9,842,309

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	12 months maturity ranging from 08/20/2015 - 03/30/2016	$204,137

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United Kingdom
Catlin Group Ltd.	174,140	$1,804,771	$29,599
CSR PLC	89,463	1,124,923	32,773
Domino Printing Sciences	929	12,871	(28)
Friends Life Group Ltd.	839,873	4,772,837	368,886
Rexam PLC	221,294	1,824,210	72,356
Spirit Pub Co. PLC	1,196,000	1,916,375	98,136
TSB Banking Group PLC	1,228,727	6,050,596	33,623

			635,345

Total of Long Equity Positions			635,345

Short Positions

United Kingdom
Aviva PLC	(630,789)	(4,762,585)	(285,546)
Greene King PLC	(158,111)	(1,845,317)	(112,065)

			(397,611)

Total of Short Equity Positions			(397,611)

Total of Long and Short Equity Positions			237,734

Net Cash and Other Receivables/ (Payables) (b)			(33,597)

Swaps, at Value			$204,137

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	12 months maturity 08/31/2015	$(208,615)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Ainsworth Lumber Co., Ltd.	592,416	$1,687,677	$(55,264)
Artek Exploration Ltd.	49,404	104,765	(5,298)
GLENTEL, Inc.	52,275	1,040,135	(65,667)
Goldcorp, Inc.	268	6,224	(1,374)
Probe Metals, Inc.	27,576	101	7,737
Vicwest, Inc.	22,980	226,719	1,348

Total of Long Equity Positions			(118,518)

Short Positions

Canada
BCE, Inc.	(13,345)	(561,217)	(3,750)
Kelt Exploration Ltd.	(17,102)	(107,810)	5,594
Norbord, Inc.	(76,971)	(1,691,535)	71,348
Royal Bank of Canada	(74,965)	(4,384,163)	(128,356)

Total of Short Equity Positions			(55,164)

Total of Long and Short Equity Positions			(173,682)

Net Cash and Other Receivables/ (Payables) (b)			(34,933)

Swaps, at Value			$(208,615)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1 Week Forward FS Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	12 months maturity 01/22/2016	$(91,443)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Hong Kong
Hutchison Whampoa Ltd.	241,175	$3,140,007	$202,884

Short Positions

Hong Kong
CK Hutchison Holdings Ltd.	(157,602)	(2,935,142)	(284,749)

Total of Long and Short Equity Positions			(81,865)

Net Cash and Other Receivables/ (Payables) (b)			(9,578)

Swaps, at Value			$(91,443)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$264,177

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Lafarge SA	233,453	$15,073,117	$103,817

Germany
DMG Mori Seiki AG	3,359	106,484	3,993

Netherlands
Ziggo NV	9,337	383,542	15,833

United Kingdom
Jazztel PLC	1,130,209	15,259,590	142,609

Total of Long Equity Positions			266,252

Net Cash and Other Receivables/ (Payables) (b)			(2,075)

Swaps, at Value			$264,177

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 08/20/2015	$(25,994)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
iiNET Ltd.	111,780	$723,145	$26,930
Toll Holdings Ltd.	888,595	6,039,234	(60,714)

Total of Long Equity Positions			(33,784)

Net Cash and Other Receivables/ (Payables) (b)			7,790

Swaps, at Value			$(25,994)

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$4,053,017

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Tokyo Electron Ltd.	371,144	$21,752,290	$3,991,651

Net Cash and Other Receivables/ (Payables) (b)			61,366

Swaps, at Value			$4,053,017

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$305,400

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Switzerland
Holcim Ltd.	(210,108)	$(16,218,449)	$564,885

Net Cash and Other Receivables/ (Payables) (b)			(259,485)

Swaps, at Value			$305,400

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at March 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMorgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	2 to13 months maturity 04/20/2015	$247,583

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
Penson Technologies LLC	9,326,216	$9	$715,778

Short Positions
Penson Worldwide, Inc.	(217,523)	—	—

Total of Long and Short Equity Positions			715,778

Net Cash and Other Receivables/ (Payables) (b)			(468,195)

Swaps, at Value			$247,583

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to J.P. Morgan in the amount of $10,004 at March 31, 2015.

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

LONG INVESTMENTS - 86.1%	SHARES	VALUE (Note 5)
COMMON STOCKS - 29.7%

Belgium - 1.1%
Belgacom SA	2,684	$93,909
Colruyt SA	76	3,308
Delhaize Group SA	1,518	136,377
Umicore SA	119	4,970

		238,564

Canada - 6.4%
Alimentation Couche-Tard, Inc., Class B(1)	900	35,864
Bank of Montreal (1)	100	5,993
BCE, Inc. (1)	100	4,234
BlackBerry Ltd. (1)†(a)	7,400	65,963
Canadian Imperial Bank of Commerce (1)	300	21,749
Canadian Oil Sands Ltd. (1)(a)	5,200	40,441
Canadian Tire Corp. Ltd., Class A (1)	300	30,563
Canfor Corp. (1)†(a)	4,600	92,069
Cenovus Energy, Inc. (1)	500	8,428
CGI Group, Inc., Class A (1)†	600	25,449
CI Financial Corp. (1)	100	2,796
Constellation Software, Inc. (1)(a)	300	103,689
Dollarama, Inc. (1)	400	22,360
Empire Co., Ltd., Class A (1)	200	13,945
Encana Corp. (1)	3,300	36,842
Enerplus Corp. (1)	1,300	13,179
Finning International, Inc. (1)(a)	8,800	163,695
Keyera Corp. (1)	200	13,304
Kinross Gold Corp. (1)†	28,800	63,896
Linamar Corp. (1)(a)	3,800	234,292
Magna International, Inc. (1)(a)	5,200	277,993
Metro, Inc. (1)	600	16,258
National Bank of Canada (1)	400	14,603
Pembina Pipeline Corp. (1)	100	3,160
Penn West Petroleum Ltd. (1)	13,100	21,617
Royal Bank of Canada (1)	200	12,039
Suncor Energy, Inc. (1)	400	11,688
Toronto-Dominion Bank/The (1)(a)	100	4,280
West Fraser Timber Co., Ltd. (1)(a)	900	46,046

		1,406,435

Denmark - 1.5%
AP Moeller - Maersk A/S, Class B	7	14,631
DSV A/S	516	16,037
ISS A/S †	102	3,215

	SHARES	VALUE (Note 5)
Denmark - 1.5% (continued)
Novo Nordisk A/S, Class B	395	$21,087
Pandora A/S (a)	2,653	241,543
TDC A/S	4,535	32,493

		329,006

Finland - 0.8%
Fortum OYJ	2,266	47,473
Metso OYJ	162	4,733
Neste Oil OYJ	715	18,762
Orion OYJ, Class B	3,235	91,187

		162,155

Germany - 4.2%
Allianz SE(a)	552	95,836
Aurubis AG (a)	1,051	59,359
Bayer AG	201	30,073
Continental AG	120	28,260
Deutsche Boerse AG	185	15,098
Freenet AG (a)	1,386	41,651
Fresenius Medical Care AG & Co. KGaA	40	3,325
Hannover Rueck SE (a)	490	50,634
HeidelbergCement AG	331	26,176
HOCHTIEF AG (a)	1,129	85,428
Hugo Boss AG (a)	646	78,484
Merck KGaA (a)	1,200	134,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	195	41,902
OSRAM Licht AG (a)	1,247	61,730
ProSiebenSat.1 Media AG	226	11,054
STADA Arzneimittel AG	379	12,611
Symrise AG	52	3,279
Telefonica Deutschland Holding AG †(a)	9,208	52,950
United Internet AG (a)	1,944	88,237

		920,388

Hong Kong - 0.1%
Hongkong Land Holdings Ltd.	2,000	14,840

Italy - 1.3%
Atlantia SpA	377	9,900
Autogrill SpA †	3,469	33,603
Enel SpA	5,124	23,147
Eni SpA	2,336	40,432
GTECH SpA	161	3,189
Mediaset SpA †	15,381	70,010
Mediobanca SpA	1,985	18,992
Pirelli & C. SpA	1,787	29,580

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Italy - 1.3% (continued)
Snam SpA	6,924	$33,610
UnipolSai SpA	3,356	9,765

		272,228

Netherlands - 2.8%
Boskalis Westminster NV	3,059	150,774
Delta Lloyd NV	3,470	65,295
Heineken NV	427	32,591
Koninklijke Ahold NV	10,017	197,394
Royal Dutch Shell PLC, A Shares	1,332	39,745
Wolters Kluwer NV	4,098	133,819

		619,618

Norway - 1.0%
Marine Harvest ASA	1,751	20,060
Norsk Hydro ASA (a)	20,390	107,177
Orkla ASA (a)	3,540	26,718
Statoil ASA	1,650	29,174
Yara International ASA	694	35,236

		218,365

Singapore - 0.9%
ComfortDelGro Corp. Ltd.	34,000	71,625
Hutchison Port Holdings Trust, Class U	9,400	6,439
Noble Group Ltd.	96,300	64,505
Singapore Airlines Ltd.	6,600	57,463
United Overseas Bank Ltd.	200	3,353

		203,385

Spain - 2.4%
Acerinox SA	1,582	26,610
ACS Actividades de Construccion y Servicios SA	544	19,255
Banco Santander SA	13,216	99,072
Enagas SA	718	20,531
Endesa SA	6,873	132,682
Gas Natural SDG SA	848	19,039
Iberdrola SA	10,487	67,626
Red Electrica Corp. SA	108	8,782
Repsol SA	556	10,350
Tecnicas Reunidas SA	385	16,160
Telefonica SA	7,739	110,122

		530,229

Sweden - 2.9%
Boliden AB (a)	5,168	102,376
Electrolux AB, Series B (a)	1,942	55,480
Husqvarna AB, B Shares	18,655	135,129

	SHARES	VALUE (Note 5)
Sweden - 2.9% (continued)
ICA Gruppen AB	1,217	$40,793
Meda AB, A Shares	2,918	46,108
Securitas AB, B Shares (a)	7,363	105,706
Skandinaviska Enskilda Banken AB, Class A	737	8,602
Skanska AB, B Shares (a)	1,941	43,516
Tele2 AB, B Shares (a)	3,075	36,779
Telefonaktiebolaget LM Ericsson, B Shares	2,052	25,763
TeliaSonera AB (a)	6,231	39,596

		639,848

Switzerland - 2.8%
Actelion Ltd.†(a)	1,614	186,148
Adecco SA †	102	8,479
Aryzta AG †	77	4,720
Baloise Holding AG	24	3,172
Flughafen Zuerich AG	38	29,898
Galenica AG	8	6,974
Geberit AG (a)	135	50,519
Helvetia Holding AG	6	3,228
Lonza Group AG †(a)	281	34,984
Nestle SA	70	5,271
Novartis AG	285	28,130
Roche Holding AG (a)	176	48,363
Sonova Holding AG	110	15,263
Swiss Life Holding AG †(a)	227	56,080
Swiss Re AG (a)	541	52,184
Zurich Insurance Group AG †(a)	247	83,486

		616,899

United Kingdom - 1.5%
Fiat Chrysler Automobiles NV†	6,285	102,031
Reed Elsevier NV	7,621	189,897
Subsea 7 SA	3,827	32,863
Unilever NV CVA	134	5,600

		330,391

TOTAL COMMON STOCKS (cost $6,387,351)		6,502,351

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Porsche Automobil Holding SE (Cost $30,590)	383	37,507

RIGHTS - 0.0% (b)
Telefonica SA (Spain) †	7,739	$1,248

(Cost $—)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
MONEY MARKET FUNDS - 56.2%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (c)	30,328	$30,328
Dreyfus Treasury Cash Management, Class I, 0.010% (c)	121,313	121,313
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	11,965,048	11,965,048
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (c)	151,641	151,641

TOTAL MONEY MARKET FUNDS (cost $12,268,330)		12,268,330

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $18,686,271)		18,809,436

SECURITIES SOLD SHORT - (27.5)%

COMMON STOCKS - (27.5)%

Belgium - (0.3)%
KBC Groep NV †	(969)	(59,886)
Solvay SA	(96)	(13,877)

		(73,763)

Canada - (6.7)%
Agnico Eagle Mines Ltd. (1)	(4,100)	(113,915)
Barrick Gold Corp. (1)	(4,100)	(44,834)
Baytex Energy Corp. (1)	(2,500)	(39,537)
Bombardier, Inc., Class B (1)	(20,600)	(40,662)
CAE, Inc. (1)	(6,600)	(77,019)
Cameco Corp. (1)	(1,700)	(23,690)
Canadian Pacific Railway Ltd. (1)	(500)	(91,548)
Canadian Utilities Ltd., Class A (1)	(5,800)	(182,121)
Eldorado Gold Corp. (1)	(11,300)	(51,836)
First Quantum Minerals Ltd. (1)	(15,800)	(191,489)
Franco-Nevada Corp. (1)	(2,400)	(116,310)
Goldcorp, Inc. (1)	(4,700)	(85,053)
Husky Energy, Inc. (1)	(1,400)	(28,574)
Imperial Oil Ltd. (1)	(300)	(11,973)
Lundin Mining Corp. (1)†	(11,800)	(47,608)
Potash Corp of Saskatchewan, Inc. (1)	(1,900)	(61,251)
Precision Drilling Corp. (1)	(11,800)	(74,906)
Silver Wheaton Corp. (1)	(5,000)	(94,982)
Teck Resources Ltd., Class B (1)	(3,400)	(46,656)
Tourmaline Oil Corp. (1)†	(900)	(27,237)

	SHARES	VALUE (Note 5)
Canada - (6.7)% (continued)
Valeant Pharmaceuticals International, Inc. (1)†	(100)	$(19,755)

		(1,470,956)

Denmark - (0.7)%
Carlsberg A/S, Class B	(1,307)	(107,770)
GN Store Nord A/S	(1,544)	(34,473)
Vestas Wind Systems A/S	(264)	(10,885)

		(153,128)

Finland - (0.8)%
Kone OYJ, Class B	(938)	(41,591)
Nokia OYJ	(1,612)	(12,291)
Nokian Renkaat OYJ	(3,916)	(116,704)
Stora Enso OYJ, R Shares	(322)	(3,311)

		(173,897)

Germany - (3.5)%
adidas AG	(2,101)	(165,902)
BASF SE	(34)	(3,366)
Bayerische Motoren Werke AG	(501)	(62,392)
Brenntag AG	(437)	(26,108)
Commerzbank AG †	(1,548)	(21,271)
Daimler AG	(182)	(17,478)
Deutsche Bank AG	(1,812)	(62,800)
Deutsche Lufthansa AG	(335)	(4,691)
Deutsche Telekom AG	(939)	(17,175)
E.ON SE	(4,028)	(59,892)
GEA Group AG	(100)	(4,807)
K+S AG	(101)	(3,291)
LANXESS AG	(437)	(23,242)
Metro AG	(1,047)	(35,483)
Rheinmetall AG	(2,505)	(120,488)
RWE AG	(3,443)	(87,658)
Salzgitter AG	(216)	(6,263)
ThyssenKrupp AG	(1,930)	(50,528)

		(772,835)

Hong Kong - (0.9)%
Jardine Matheson Holdings Ltd.	(3,100)	(195,114)

Italy - (1.7)%
A2A SpA	(4,302)	(4,467)
Banca Monte dei Paschi di Siena SpA †	(6,820)	(4,526)
Banca Popolare dell’Emilia Romagna SC †	(5,052)	(43,938)
Banco Popolare SC †	(1,117)	(17,389)
Buzzi Unicem SpA	(521)	(7,801)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Italy - (1.7)% (continued)
Mediolanum SpA	(1,418)	$(11,435)
Moncler SpA	(2,116)	(35,473)
Saipem SpA †	(1,173)	(11,932)
Salvatore Ferragamo SpA	(2,985)	(95,508)
Telecom Italia SpA †	(43,592)	(51,042)
World Duty Free SpA †	(7,971)	(85,715)

		(369,226)

Luxembourg - (1.1)%
Altice SA †	(1,078)	(116,585)
ArcelorMittal	(3,909)	(36,677)
Tenaris SA	(5,709)	(80,029)

		(233,291)

Netherlands - (2.0)%
ASML Holding NV	(735)	(74,514)
Koninklijke KPN NV	(22,124)	(74,993)
Koninklijke Philips NV	(992)	(28,143)
Koninklijke Vopak NV	(302)	(16,667)
OCI NV †	(473)	(14,638)
Randstad Holding NV	(949)	(57,528)
SBM Offshore NV †	(8,026)	(99,757)
TNT Express NV	(11,880)	(75,459)

		(441,699)

Norway - (0.8)%
DNO ASA †	(29,232)	(38,125)
Schibsted ASA	(2,167)	(125,307)
Telenor ASA	(395)	(7,971)

		(171,403)

Singapore - (1.3)%
CapitaLand Ltd.	(28,800)	(75,070)
Genting Singapore PLC	(78,900)	(52,755)
Global Logistic Properties Ltd.	(34,100)	(65,816)
Golden Agri-Resources Ltd.	(170,000)	(52,608)
Keppel Corp. Ltd.	(4,000)	(26,208)

		(272,457)

Spain - (2.4)%
Amadeus IT Holding SA, A Shares	(1,943)	(83,271)
Banco Bilbao Vizcaya Argentaria SA	(1,499)	(15,139)
Banco de Sabadell SA	(5,970)	(14,587)
Banco Popular Espanol SA	(13,649)	(66,759)
Bankia SA †	(31,713)	(44,196)
CaixaBank SA	(4,033)	(19,126)
Distribuidora Internacional de Alimentacion SA	(1,866)	(14,562)

	SHARES	VALUE (Note 5)
Spain - (2.4)% (continued)
Ferrovial SA	(3,506)	$(74,545)
Grifols SA	(1,774)	(76,014)
Inditex SA	(2,227)	(71,499)
Indra Sistemas SA	(1,105)	(12,952)
Obrascon Huarte Lain SA	(1,577)	(33,562)

		(526,212)

Sweden - (2.0)%
Alfa Laval AB	(1,370)	(26,907)
Assa Abloy AB, Class B	(361)	(21,503)
Atlas Copco AB, A Shares	(642)	(20,784)
Elekta AB, B Shares	(7,798)	(70,098)
Getinge AB, B Shares	(1,926)	(47,589)
Hexagon AB, B Shares	(3,875)	(137,582)
Nordea Bank AB	(726)	(8,843)
Sandvik AB	(6,393)	(71,589)
SKF AB, B Shares	(767)	(19,805)

		(424,700)

Switzerland - (3.0)%
Cie Financiere Richemont SA	(627)	(50,380)
Credit Suisse Group AG †	(3,158)	(84,963)
Dufry AG †	(1,012)	(149,620)
Holcim Ltd. †	(631)	(47,011)
Julius Baer Group Ltd. †	(805)	(40,237)
Schindler Holding AG	(238)	(39,499)
Sulzer AG †	(273)	(29,966)
Swatch Group AG/The	(173)	(73,163)
Syngenta AG	(93)	(31,595)
UBS Group AG †	(5,873)	(110,125)

		(656,559)

United Kingdom - (0.3)%
CNH Industrial NV	(8,083)	(66,242)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $5,986,244)		(6,001,482)

PREFERRED STOCKS - 0.0% (b)

Germany - 0.0% (b)
Volkswagen AG (proceeds $6,388)	(32)	(8,487)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
RIGHTS - 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA (Spain) †	(1,499)	$(216)
Banco de Sabadell SA (Spain) †	(5,970)	(1,515)

TOTAL RIGHTS (proceeds $—)		(1,731)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $5,992,632)		(6,011,700)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 58.6% (cost $12,693,639)		12,797,736

OTHER ASSETS IN EXCESS OF LIABILITIES - 41.4% (d)		9,044,643

NET ASSETS - 100.0%		$21,842,379

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$487,824	2.2%
Consumer Staples	328,476	1.5
Energy	(116,280)	(0.5)
Financials	(84,839)	(0.4)
Health Care	410,624	1.9
Industrials	(251,744)	(1.2)
Information Technology	(11,509)	(0.1)
Materials	(513,700)	(2.3)
Telecommunication Services	261,802	1.2
Utilities	18,752	0.1
Money Market Funds	12,268,330	56.2

Total Investments	12,797,736	58.6
Other Assets in Excess of Liabilities(d)	9,044,643	41.4

Net Assets	$21,842,379	100.0%

†	Non- income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2015, the value of these securities was $2,592,400. In addition, $4,083,080 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	Barclays Capital	FTSE 100 Index Futures	6/2015	$199,950	$199,577	$(373)
2	Barclays Capital	Hang Seng Index Futures	4/2015	316,610	321,813	5,203
3	J.P. Morgan	MSCI Singapore Index Futures	4/2015	167,111	166,182	(929)
5	J.P. Morgan	S&P 500 E-Mini Futures	6/2015	510,486	515,200	4,714
2	J.P. Morgan	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	273,218	273,277	59
1	J.P. Morgan	SPI 200 Index Futures	6/2015	113,498	112,077	(1,421)

				1,580,873	1,588,126	7,253

Short Contracts:
20	Barclays Capital	Euro Stoxx 50 Index	6/2015	$(773,473)	$(780,847)	$(7,374)
1	Barclays Capital	TOPIX Index Futures	6/2015	(131,668)	(128,694)	2,974

				(905,141)	(909,541)	(4,400)

				$675,732	$678,585	$2,853

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $101,940 and $36,639, respectively at March 31, 2015.

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	143,706	$114,925	$113,346	$(1,579)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	18,000	18,514	18,581	67
Euro, Expiring 06/17/15	Credit Suisse International	EUR	51,000	55,789	54,895	(894)
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	1,431,000	184,318	184,557	239
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	176,000	22,360	21,802	(558)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	83,000	60,168	60,364	196

				$456,074	$453,545	$(2,529)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(11,000)	$(8,777)	$(8,676)	$101
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(2,000)	(2,096)	(2,064)	32
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	(1,164,000)	(174,053)	(167,964)	6,089
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(416,000)	(454,623)	(447,775)	6,848
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(787,000)	(99,529)	(97,491)	2,038
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(1,946,000)	(229,906)	(226,237)	3,669

				(968,984)	(950,207)	18,777

				(512,910)	(496,662)	16,248

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps* Outstanding at March 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate, which is denominated in USD based on the local currencies of the positions within the swap.	10-12 months maturity 10/14/2015	$375,917

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	2,500	$102,688	$12,862

Ireland
Medtronic PLC	200	14,996	602

Singapore
Flextronics International Ltd.	15,400	181,450	13,745

Switzerland
TE Connectivity Ltd.	200	13,004	1,320

United Kingdom
Delphi Automotive PLC	1,300	97,034	6,628
Pentair PLC	100	6,399	(110)

			6,518

United States
3M Co.	200	30,748	2,242
AbbVie, Inc.	2,500	153,186	(6,836)
Abercrombie & Fitch Co.	1,600	42,194	(6,930)
Activision Blizzard, Inc.	2,700	58,046	3,312
Aetna, Inc.	2,400	223,041	32,631
Aflac, Inc.	900	53,293	4,316
Akamai Technologies, Inc.	1,300	88,369	3,990
Alaska Air Group, Inc.	400	16,740	9,732
Alexion Pharmaceuticals, Inc.	300	52,668	(678)
Allstate Corp./The	100	7,166	(49)
Ally Financial, Inc.	2,500	53,353	(903)
Alnylam Pharmaceuticals, Inc.	300	27,595	3,731
Amdocs Ltd.	700	32,743	5,337
American Airlines Group, Inc.	2,300	116,866	4,528
American Electric Power Co., Inc.	300	16,027	848
American Express Co.	100	8,113	(301)
American International Group, Inc.	500	27,465	(70)
Ameriprise Financial, Inc.	800	99,986	4,686
AmerisourceBergen Corp.	1,100	109,037	16,000
Amgen, Inc.	1,100	166,237	9,598
Anadarko Petroleum Corp.	200	16,564	(2)
ANSYS, Inc.	200	15,259	2,379
Anthem, Inc.	1,100	154,780	15,071
AO Smith Corp.	700	41,101	4,861
AOL, Inc.	1,000	41,628	(2,018)
Apollo Education Group, Inc.	2,200	56,312	(14,688)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Apple, Inc.	600	$72,625	$2,033
Applied Materials, Inc.	300	6,213	555
Archer-Daniels-Midland Co.	2,600	126,323	(3,083)
ARRIS Group, Inc.	1,100	32,729	(945)
Arrow Electronics, Inc.	2,200	129,831	4,699
Assurant, Inc.	500	31,204	(499)
Assured Guaranty Ltd.	400	8,893	1,663
Atmel Corp.	4,300	34,089	1,300
Atwood Oceanics, Inc.	800	24,236	(1,748)
AutoNation, Inc.	100	6,350	83
Avnet, Inc.	3,900	173,174	376
Avon Products, Inc.	10,300	86,427	(4,130)
Becton Dickinson and Co.	100	14,512	(153)
Bed Bath & Beyond, Inc.	300	22,955	78
Best Buy Co., Inc.	2,800	104,886	926
Big Lots, Inc.	3,800	171,032	11,482
Biogen, Inc.	400	135,904	32,992
Boeing Co./The	300	46,041	(1,017)
Boston Scientific Corp.	600	8,421	2,229
Brinker International, Inc.	600	31,718	5,218
Broadcom Corp.	1,900	78,542	3,719
Broadridge Financial Solutions, Inc.	600	31,088	1,918
Brocade Communications Systems, Inc.	16,500	187,020	8,752
Brunswick Corp./DE	500	26,663	(938)
CA, Inc.	1,400	38,276	7,378
California Resources Corp.	9,700	67,396	6,421
Cameron International Corp.	300	14,000	(464)
Capital One Financial Corp.	200	16,051	(287)
Cardinal Health, Inc.	100	8,885	142
Carter’s, Inc.	900	82,051	1,172
Caterpillar, Inc.	100	8,448	(445)
CBOE Holdings, Inc.	300	16,356	866
CDW Corp.	3,100	117,839	(2,395)
Celanese Corp.	1,400	79,439	(1,235)
Celgene Corp.	500	57,448	192
Centene Corp.	400	22,136	6,140
CF Industries Holdings, Inc.	200	60,372	(3,636)
Chico’s FAS, Inc.	1,700	28,469	1,604
Cigna Corp.	800	87,935	15,617
Cintas Corp.	1,200	95,540	2,416
Cisco Systems, Inc.	4,900	139,470	(4,597)
CIT Group, Inc.	600	27,914	(842)
Citrix Systems, Inc.	800	49,883	1,213

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cliffs Natural Resources, Inc.	12,600	$81,020	$(20,414)
Coach, Inc.	1,400	49,812	8,190
Coca-Cola Enterprises, Inc.	2,700	119,782	(442)
Cognizant Technology Solutions Corp.	500	22,095	9,100
Community Health Systems, Inc.	1,200	57,518	5,218
CommVault Systems, Inc.	100	4,747	(377)
Computer Sciences Corp.	800	48,431	3,793
Con-way, Inc.	1,200	54,179	(1,223)
Corning, Inc.	5,700	129,544	(268)
CR Bard, Inc.	300	51,449	(1,244)
Crane Co.	300	18,942	(219)
CSX Corp.	2,600	91,249	(5,137)
Cummins, Inc.	1,000	137,345	1,295
CVS Health Corp.	200	18,456	2,186
Deckers Outdoor Corp.	1,600	119,824	(3,232)
Delta Air Lines, Inc.	3,300	137,339	11,029
Denbury Resources, Inc.	4,700	33,908	355
DENTSPLY International, Inc.	200	10,597	(419)
Devon Energy Corp.	100	6,534	(503)
Dillards, Inc.	800	95,124	14,084
Discover Financial Services	400	24,313	(1,773)
Dollar General Corp.	1,300	89,723	8,271
Dollar Tree, Inc.	1,200	83,743	13,631
Dover Corp.	100	7,685	(773)
Dow Chemical Co./The	700	32,658	928
DR Horton, Inc.	900	23,774	1,858
Dr. Pepper Snapple Group, Inc.	1,200	87,277	6,899
DST Systems, Inc.	100	9,425	1,646
DSW, Inc.	500	18,066	374
Dun & Bradstreet Corp./The	800	103,084	(396)
eBay, Inc.	700	37,939	2,437
Edwards Lifesciences Corp.	1,000	124,495	17,965
Electronic Arts, Inc.	1,700	82,175	17,811
EMC Corp.	200	5,688	(576)
Emerson Electric Co.	300	18,350	(1,364)
Expedia, Inc.	800	69,330	5,974

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fairchild Semiconductor International, Inc.	5,900	$94,626	$12,636
FedEx Corp.	500	87,933	(5,208)
First Solar, Inc.	2,000	117,368	2,212
Flowserve Corp.	100	6,620	(971)
Fluor Corp.	600	33,527	769
Foot Locker, Inc.	1,500	81,593	12,907
Ford Motor Co.	1,300	21,517	(535)
Fossil Group, Inc.	300	28,774	(4,039)
Franklin Resources, Inc.	300	15,874	(478)
Gannett Co., Inc.	600	18,641	3,607
Gap, Inc./The	3,700	152,604	7,717
General Dynamics Corp.	1,200	165,151	(2,275)
General Electric Co.	1,000	25,510	(700)
General Motors Co.	4,500	163,810	4,940
Genworth Financial, Inc.	1,800	14,314	(1,156)
Gilead Sciences, Inc.	2,700	266,730	(1,779)
Goldman Sachs Group, Inc./The	1,700	317,750	1,799
Goodyear Tire & Rubber Co./The	2,100	54,971	1,897
Google, Inc.	100	57,564	(2,094)
Harley-Davidson, Inc.	500	31,996	(1,626)
Harman International Industries, Inc.	300	38,253	1,836
Harris Corp.	100	6,414	1,462
HCA Holdings, Inc.	1,600	115,371	4,997
Health Net, Inc.	4,400	243,233	22,923
Helix Energy Solutions Group, Inc.	6,000	87,636	2,124
Hewlett-Packard Co.	9,100	323,792	(40,236)
Home Depot, Inc./The	800	85,734	5,154
Hubbell, Inc.	100	11,206	(244)
Humana, Inc.	700	94,928	29,686
Huntington Ingalls Industries, Inc.	1,800	233,316	18,954
IAC/InterActiveCorp.	1,100	66,242	7,975
IDEX Corp.	100	6,953	630
IHS, Inc.	100	11,666	(290)
Illinois Tool Works, Inc.	100	8,153	1,561
Informatica Corp.	500	17,042	4,886
Integrated Device Technology, Inc.	7,600	155,622	(3,470)
Intel Corp.	3,400	115,546	(9,228)
International Business Machines Corp.	300	51,362	(3,212)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
International Paper Co.	1,200	$65,674	$914
Interpublic Group of Cos., Inc./The	3,000	63,210	3,150
Intuit, Inc.	200	16,430	2,962
Invesco Ltd.	800	31,245	507
ITT Corp.	1,000	41,142	(1,232)
Jabil Circuit, Inc.	900	17,507	3,535
Jacobs Engineering Group, Inc.	900	35,998	4,646
JetBlue Airways Corp.	800	13,566	1,834
Johnson & Johnson	1,200	121,901	(1,181)
JPMorgan Chase & Co.	2,100	123,477	3,741
Juniper Networks, Inc.	1,100	23,632	1,206
KBR, Inc.	5,000	83,828	(11,428)
Kimberly-Clark Corp.	300	33,061	(928)
KLX, Inc.	400	16,167	(751)
Kroger Co./The	300	22,046	952
L Brands, Inc.	600	54,319	2,255
L-3 Communications Holdings, Inc.	400	46,045	4,271
Lam Research Corp.	300	23,973	(2,902)
Lear Corp.	1,200	123,938	9,046
Lennox International, Inc.	100	7,570	3,599
Lexmark International, Inc.	2,500	102,137	3,713
Liberty Interactive Corp.	1,200	34,876	152
LifePoint Hospitals, Inc.	300	21,463	572
Lincoln Electric Holdings, Inc.	800	54,571	(2,259)
Lincoln National Corp.	2,100	116,946	3,720
Lockheed Martin Corp.	200	34,637	5,955
Lowe’s Cos., Inc.	1,600	112,403	6,621
LyondellBasell Industries NV	1,900	169,150	(2,330)
Macy’s, Inc.	900	57,412	1,007
ManpowerGroup, Inc.	1,500	110,936	18,289
Marathon Oil Corp.	300	8,523	(690)
Marathon Petroleum Corp.	800	72,950	8,962
Marvell Technology Group Ltd.	2,800	37,290	3,870
Masco Corp.	1,400	37,532	(152)
McGraw Hill Financial, Inc.	100	8,209	2,131
Medivation, Inc.	600	65,175	12,267

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Merck & Co., Inc.	1,100	$66,093	$(2,865)
MetLife, Inc.	3,400	172,031	(161)
Micron Technology, Inc.	2,900	87,573	(8,896)
Microsoft Corp.	3,300	144,031	(9,870)
Molson Coors Brewing Co.	700	54,400	(2,285)
Mondelez International, Inc.	500	18,011	34
Monster Beverage Corp.	300	28,199	13,319
Murphy USA, Inc.	700	49,821	838
Nabors Industries Ltd.	7,300	94,143	5,502
NASDAQ OMX Group, Inc./The	700	29,086	6,572
National Oilwell Varco, Inc.	500	27,234	(2,239)
Navient Corp.	7,000	139,366	2,944
NetApp, Inc.	2,000	77,887	(6,967)
Newfield Exploration Co.	2,500	79,037	8,688
NIKE, Inc.	1,900	178,349	12,278
Norfolk Southern Corp.	100	10,851	(559)
Northrop Grumman Corp.	800	117,741	11,027
NVIDIA Corp.	2,100	40,404	3,538
Oil States International, Inc.	700	32,714	(4,875)
ON Semiconductor Corp.	5,600	58,657	9,159
Oracle Corp.	1,300	50,167	5,928
Orbital ATK, Inc.	500	35,581	2,734
Parker Hannifin Corp.	300	34,197	1,437
PepsiCo, Inc.	1,100	109,347	(4,165)
Pfizer, Inc.	2,400	73,798	9,698
Phillips 66	500	39,029	271
Pilgrim’s Pride Corp.	2,600	74,455	(15,721)
Pitney Bowes, Inc.	3,000	71,891	(1,931)
Procter & Gamble Co./The	400	34,238	(1,462)
PTC, Inc.	1,300	45,502	1,519
Public Service Enterprise Group, Inc.	1,600	67,344	(271)
PulteGroup, Inc.	1,300	23,728	5,171
Qorvo, Inc.	225	9,736	8,196
QUALCOMM, Inc.	200	14,341	(473)
Quanta Services, Inc.	1,000	29,106	(576)
Quintiles Transnational Holdings, Inc.	200	12,190	1,204

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rackspace Hosting, Inc.	1,400	$54,677	$17,549
Ralph Lauren Corp.	700	98,895	(6,845)
Raytheon Co.	1,100	114,506	5,669
Regal-Beloit Corp.	600	46,833	1,119
Reinsurance Group of America, Inc.	900	75,535	8,336
Rent-A-Center, Inc.	100	2,852	(108)
Rite Aid Corp.	5,600	35,305	13,359
Robert Half International, Inc.	400	24,785	(577)
Rock-Tenn Co.	1,000	56,111	8,389
Rockwell Automation, Inc.	100	11,343	256
Rosetta Resources, Inc.	2,000	33,326	714
Ross Stores, Inc.	900	83,925	10,899
Seagate Technology PLC	1,200	72,050	(9,614)
SEI Investments Co.	600	21,433	5,021
Skyworks Solutions, Inc.	1,000	58,105	40,185
SM Energy Co.	1,000	41,572	10,108
Snap-on, Inc.	100	11,781	2,925
SolarWinds, Inc.	400	20,127	369
Southwest Airlines Co.	2,900	126,492	1,978
Spirit AeroSystems Holdings, Inc.	3,100	144,884	16,967
SPX Corp.	400	35,967	(2,007)
St. Jude Medical, Inc.	200	13,489	(409)
Staples, Inc.	5,100	85,812	(2,759)
State Street Corp.	500	36,215	550
Steel Dynamics, Inc.	2,200	42,808	1,412
Superior Energy Services, Inc.	1,200	26,059	749
SUPERVALU, Inc.	14,900	145,392	27,895
Symantec Corp.	1,700	40,594	(873)
Target Corp.	1,100	85,351	4,926
Teradyne, Inc.	2,300	43,827	(472)
Terex Corp.	4,500	120,416	(761)
Tesoro Corp.	100	9,042	87
Texas Instruments, Inc.	300	16,530	626
Thoratec Corp.	700	18,561	10,762
Time Warner, Inc.	500	38,812	3,408
Timken Co./The	1,000	40,483	1,657
TJX Cos., Inc./The	1,600	106,803	5,277
Trinity Industries, Inc.	2,100	64,492	10,079
Tyco International PLC	100	4,281	25
Tyson Foods, Inc.	300	12,348	(858)
UGI Corp.	400	13,665	(629)
Union Pacific Corp.	300	35,218	(2,725)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Continental Holdings, Inc.	1,500	$103,543	$(2,668)
United States Steel Corp.	1,900	47,751	(1,391)
United Therapeutics Corp.	1,000	137,152	35,283
UnitedHealth Group, Inc.	1,300	146,988	6,789
Universal Health Services, Inc.	600	68,404	2,222
Unum Group	3,000	100,020	1,170
Urban Outfitters, Inc.	800	27,922	8,598
Valero Energy Corp.	3,200	180,004	23,580
VCA, Inc.	200	7,855	3,109
VeriSign, Inc.	600	35,762	4,420
VF Corp.	1,000	76,071	(761)
Viacom, Inc.	300	21,126	(636)
Voya Financial, Inc.	400	16,628	616
WABCO Holdings, Inc.	200	17,272	7,304
Waddell & Reed Financial, Inc.	1,000	48,187	1,353
Walgreens Boots Alliance, Inc.	400	26,993	6,879
Wal-Mart Stores, Inc.	700	58,853	(1,278)
Western Digital Corp.	1,200	118,217	(9,005)
Western Refining, Inc.	1,200	59,826	(558)
Westlake Chemical Corp.	500	33,099	2,871
Whirlpool Corp.	300	54,412	6,206
Whiting Petroleum Corp.	800	24,945	(225)
Williams-Sonoma, Inc.	300	23,102	811
Wyndham Worldwide Corp.	400	34,000	2,188
Xerox Corp.	1,600	21,259	(699)
Xilinx, Inc.	900	35,534	2,536
Yahoo!, Inc.	2,100	91,990	1,323
Zimmer Holdings, Inc.	600	66,384	4,128
Zoetis, Inc.	400	18,897	(381)

			772,580

Total of Long Equity Positions			807,627

Short Positions

Canada
Restaurant Brands International, Inc.	(4,900)	(191,897)	3,688

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong
Michael Kors Holdings Ltd.	(900)	$(67,470)	$8,295

Ireland
Alkermes PLC	(2,300)	(127,376)	(12,855)
Endo International PLC	(1,800)	(134,030)	(27,430)

			(40,285)

Netherlands
Core Laboratories NV	(1,700)	(205,276)	27,643
Sensata Technologies Holding NV	(4,000)	(202,030)	(27,770)

			(127)

Norway
Golar LNG Ltd.	(1,400)	(46,475)	(117)

Panama
Copa Holdings SA	(500)	(57,426)	6,941

Switzerland
Weatherford International PLC	(4,800)	(57,421)	(1,619)

United Kingdom
Aon PLC	(100)	(9,722)	110
Ensco PLC	(800)	(24,878)	8,022
Willis Group Holdings PLC	(2,800)	(123,739)	(11,165)

			(3,033)

United States
Actavis PLC	(500)	(136,789)	(12,021)
Advance Auto Parts, Inc.	(700)	(110,795)	6,012
AECOM Technology Corp.	(4,300)	(129,422)	(3,104)
Air Lease Corp.	(1,000)	(36,345)	(1,395)
Akorn, Inc.	(1,800)	(87,728)	2,210
Alcoa, Inc.	(2,800)	(45,068)	8,892
Align Technology, Inc.	(1,500)	(83,289)	2,611
Allegheny Technologies, Inc.	(3,600)	(119,062)	11,026
Alliance Data Systems Corp.	(700)	(190,839)	(16,536)
Amazon.com, Inc.	(200)	(67,886)	(6,534)
AMC Networks, Inc.	(300)	(19,373)	(3,619)
AMETEK, Inc.	(400)	(19,787)	(1,229)
Amphenol Corp.	(200)	(9,789)	(1,997)
Antero Resources Corp.	(800)	(28,028)	(228)
Apache Corp.	(200)	(12,550)	484

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Armstrong World Industries, Inc.	(200)	$(10,447)	$(1,047)
Arthur J Gallagher & Co.	(1,000)	(46,624)	(126)
AT&T, Inc.	(300)	(10,443)	648
Avis Budget Group, Inc.	(900)	(53,570)	457
B/E Aerospace, Inc.	(1,100)	(67,347)	(2,635)
BorgWarner, Inc.	(1,800)	(106,357)	(2,507)
Brookdale Senior Living, Inc.	(7,000)	(250,817)	(13,503)
Brown-Forman Corp.	(400)	(35,626)	(514)
Cabela’s, Inc.	(1,800)	(102,865)	2,101
Cabot Oil & Gas Corp.	(4,600)	(131,982)	(3,856)
Campbell Soup Co.	(600)	(26,454)	(1,476)
CarMax, Inc.	(1,800)	(100,674)	(23,544)
Carnival Corp.	(100)	(3,741)	(1,043)
Catamaran Corp.	(2,200)	(101,899)	(29,089)
CenturyLink, Inc.	(1,400)	(54,797)	6,427
CH Robinson Worldwide, Inc.	(100)	(6,496)	(826)
Cheniere Energy, Inc.	(800)	(61,947)	27
Chesapeake Energy Corp.	(700)	(14,207)	4,295
Chipotle Mexican Grill, Inc.	(100)	(67,447)	2,393
Ciena Corp.	(4,900)	(90,095)	(4,524)
Cimarex Energy Co.	(500)	(56,462)	(1,083)
Citigroup, Inc.	(300)	(15,459)	3
Clean Harbors, Inc.	(3,800)	(198,166)	(17,598)
CME Group, Inc.	(100)	(9,367)	(104)
Cobalt International Energy, Inc.	(6,200)	(56,207)	(2,135)
Colfax Corp.	(2,400)	(116,761)	2,209
Concho Resources, Inc.	(700)	(77,101)	(4,043)
CONSOL Energy, Inc.	(4,600)	(139,331)	11,037
Constellation Brands, Inc.	(300)	(33,953)	(910)
Cooper Cos., Inc./The	(400)	(64,318)	(10,650)
CoStar Group, Inc.	(700)	(129,779)	(8,702)
Cree, Inc.	(300)	(10,499)	(148)
Crown Holdings, Inc.	(700)	(31,107)	(6,707)
Cullen/Frost Bankers, Inc.	(1,000)	(72,036)	2,956
Cypress Semiconductor Corp.	(4,200)	(64,785)	5,523
DaVita HealthCare Partners, Inc.	(1,400)	(104,237)	(9,555)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dean Foods Co.	(1,100)	$(19,400)	$1,217
Discovery Communications, Inc.	(1,000)	(32,718)	1,958
Dominion Resources, Inc.	(1,600)	(116,441)	3,049
Dril-Quip, Inc.	(100)	(7,658)	819
Dunkin’ Brands Group, Inc.	(600)	(26,503)	(2,033)
E*TRADE Financial Corp.	(3,400)	(84,868)	(12,219)
Eagle Materials, Inc.	(700)	(57,209)	(1,283)
Ecolab, Inc.	(500)	(54,219)	(2,971)
Energen Corp.	(800)	(54,159)	1,359
Envision Healthcare Holdings Inc	(3,100)	(119,954)	1,069
EQT Corp.	(500)	(41,235)	(200)
Eversource Energy	(600)	(31,562)	1,250
Facebook, Inc.	(300)	(23,511)	(1,153)
Fastenal Co.	(2,100)	(91,707)	4,693
FEI Co.	(1,000)	(80,579)	4,239
First Horizon National Corp.	(2,400)	(30,301)	(3,995)
First Niagara Financial Group, Inc.	(19,500)	(168,374)	(4,006)
First Republic Bank	(1,500)	(80,017)	(5,618)
FirstEnergy Corp.	(2,100)	(74,981)	1,355
FleetCor Technologies, Inc.	(700)	(102,966)	(2,678)
FMC Corp.	(100)	(5,782)	57
FMC Technologies, Inc.	(800)	(34,401)	4,793
Fortinet, Inc.	(1,700)	(56,493)	(2,922)
Fortune Brands Home & Security, Inc.	(1,100)	(47,995)	(4,233)
Freeport-McMoRan, Inc.	(2,000)	(40,112)	2,212
Frontier Communications Corp.	(20,600)	(163,331)	18,101
Genesee & Wyoming, Inc.	(1,200)	(107,413)	(8,315)
Gentex Corp.	(3,900)	(65,615)	(5,755)
Groupon, Inc.	(700)	(5,723)	676
Hain Celestial Group, Inc./The	(1,500)	(85,121)	(10,954)
Halliburton Co.	(500)	(21,933)	(7)
Hasbro, Inc.	(500)	(27,632)	(3,988)
Helmerich & Payne, Inc.	(400)	(26,707)	(521)
Hershey Co./The	(400)	(42,498)	2,134
Hertz Global Holdings, Inc.	(5,400)	(122,426)	5,354
Hexcel Corp.	(1,200)	(55,055)	(6,649)
Hologic, Inc.	(1,000)	(24,347)	(8,678)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HomeAway, Inc.	(400)	$(12,770)	$702
Howard Hughes Corp./The	(300)	(45,563)	(943)
Huntsman Corp.	(2,300)	(50,242)	(749)
Illumina, Inc.	(500)	(96,453)	3,633
Incyte Corp. Ltd.	(1,900)	(130,275)	(43,879)
IPG Photonics Corp.	(100)	(8,076)	(1,194)
ITC Holdings Corp.	(500)	(18,852)	137
Jarden Corp.	(1,050)	(49,637)	(5,908)
Jazz Pharmaceuticals PLC	(1,500)	(254,330)	(4,855)
JB Hunt Transport Services, Inc.	(600)	(47,414)	(3,823)
JDS Uniphase Corp.	(8,100)	(108,717)	2,445
Kansas City Southern	(800)	(92,253)	10,589
KAR Auction Services, Inc.	(1,500)	(48,529)	(8,366)
Kate Spade & Co.	(4,100)	(136,207)	(692)
Keurig Green Mountain, Inc.	(1,000)	(124,516)	12,786
Kinder Morgan, Inc.	(4,000)	(166,754)	(1,486)
Knowles Corp.	(2,800)	(54,087)	131
Las Vegas Sands Corp.	(200)	(12,189)	1,181
Lennar Corp.	(2,100)	(92,911)	(15,890)
Level 3 Communications, Inc.	(6,700)	(350,569)	(10,159)
LinkedIn Corp.	(600)	(137,991)	(11,925)
Lions Gate Entertainment Corp.	(2,700)	(83,960)	(7,624)
Loews Corp.	(900)	(38,356)	1,609
Louisiana-Pacific Corp.	(6,700)	(102,657)	(7,960)
Mallinckrodt PLC	(500)	(51,118)	(12,207)
Manitowoc Co., Inc./The	(700)	(14,898)	(194)
Martin Marietta Materials, Inc.	(1,400)	(163,192)	(32,528)
Mattel, Inc.	(700)	(18,849)	2,854
McKesson Corp.	(200)	(44,649)	(591)
MDU Resources Group, Inc.	(5,200)	(115,901)	4,933
MEDNAX, Inc.	(1,000)	(70,707)	(1,803)
MGM Resorts International	(4,300)	(93,375)	2,946
Motorola Solutions, Inc.	(800)	(51,705)	(1,631)
MRC Global, Inc.	(6,600)	(89,804)	11,594
MSC Industrial Direct Co., Inc.	(1,000)	(75,778)	3,578
Mylan NV	(700)	(38,437)	(3,108)
National Fuel Gas Co.	(2,600)	(174,653)	17,795
Navistar International Corp.	(1,200)	(37,722)	2,322

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NCR Corp.	(200)	$(6,226)	$324
Netflix, Inc.	(200)	(88,076)	4,738
NetSuite, Inc.	(1,900)	(185,628)	9,384
News Corp.	(300)	(4,723)	(80)
NextEra Energy, Inc.	(100)	(10,432)	27
Nielsen NV	(2,900)	(131,334)	2,081
NiSource, Inc.	(2,100)	(90,891)	(1,845)
Noble Energy, Inc.	(500)	(29,521)	5,071
Northern Trust Corp.	(1,700)	(116,207)	(2,198)
Norwegian Cruise Line Holdings Ltd.	(1,100)	(51,549)	(7,862)
NRG Energy, Inc.	(6,900)	(184,667)	10,856
Nuance Communications, Inc.	(900)	(13,061)	146
Nucor Corp.	(400)	(20,047)	1,035
Oceaneering International, Inc.	(300)	(17,886)	1,707
OGE Energy Corp.	(1,600)	(52,688)	2,113
Omnicare, Inc.	(1,200)	(89,603)	(2,869)
ONEOK, Inc.	(1,400)	(67,749)	213
Owens-Illinois, Inc.	(400)	(10,289)	961
PacWest Bancorp	(2,200)	(100,572)	(2,586)
Palo Alto Networks, Inc.	(1,800)	(232,406)	(30,538)
Pandora Media, Inc.	(4,700)	(82,397)	6,210
Patterson-UTI Energy, Inc.	(800)	(14,734)	(286)
PerkinElmer, Inc.	(2,400)	(111,022)	(11,714)
Perrigo Co PLC	(500)	(75,777)	(6,998)
Polaris Industries, Inc.	(100)	(14,676)	566
Post Holdings, Inc.	(4,200)	(180,472)	(16,256)
Quest Diagnostics, Inc.	(100)	(5,921)	(1,764)
Questar Corp.	(1,900)	(44,863)	(471)
Range Resources Corp.	(2,800)	(156,132)	10,420
Regeneron Pharmaceuticals, Inc.	(300)	(124,993)	(10,451)
Rice Energy, Inc.	(5,500)	(111,709)	(7,971)
Riverbed Technology, Inc.	(1,100)	(22,869)	(132)
Rockwell Collins, Inc.	(100)	(7,616)	(2,039)
Rowan Cos. PLC	(500)	(10,208)	1,353
Royal Caribbean Cruises Ltd.	(100)	(6,263)	(1,922)
salesforce.com, Inc.	(2,800)	(164,982)	(22,086)
SanDisk Corp.	(1,400)	(113,158)	24,090
SBA Communications Corp.	(2,200)	(259,553)	1,933
Schlumberger Ltd.	(400)	(33,085)	(291)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Scripps Networks Interactive, Inc.	(500)	$(37,414)	$3,134
Seadrill Ltd.	(2,000)	(20,873)	2,173
Sealed Air Corp.	(1,900)	(66,401)	(20,163)
Seattle Genetics, Inc.	(300)	(9,805)	(800)
Sempra Energy	(100)	(10,940)	38
ServiceNow, Inc.	(1,500)	(100,478)	(17,692)
Signature Bank	(600)	(74,973)	(2,775)
Signet Jewelers Ltd.	(400)	(47,505)	(8,011)
Sirius XM Holdings, Inc.	(5,200)	(19,633)	(231)
Sirona Dental Systems, Inc.	(100)	(7,803)	(1,196)
Sotheby’s	(3,100)	(127,760)	(3,246)
Southwestern Energy Co.	(6,000)	(142,669)	3,529
Spectra Energy Corp.	(2,800)	(99,722)	(1,554)
Spirit Airlines, Inc.	(600)	(46,385)	(31)
Splunk, Inc.	(1,600)	(96,693)	1,973
Sprint Corp.	(35,500)	(176,381)	8,111
Sprouts Farmers Market, Inc.	(7,900)	(261,097)	(17,220)
Stericycle, Inc.	(2,000)	(260,480)	(20,380)
SunEdison, Inc.	(10,600)	(237,167)	(17,233)
SVB Financial Group	(200)	(24,980)	(428)
Synovus Financial Corp.	(1,200)	(29,276)	(4,336)
Tableau Software, Inc.	(600)	(58,385)	2,873
Targa Resources Corp.	(200)	(18,277)	(881)
Teekay Corp.	(3,600)	(165,804)	(1,848)
Tempur Sealy International, Inc.	(100)	(4,995)	(779)
Tenet Healthcare Corp.	(600)	(34,208)	4,502
Tesla Motors, Inc.	(1,800)	(378,071)	38,285
Tidewater, Inc.	(1,900)	(63,783)	27,417
Tiffany & Co.	(700)	(63,456)	1,849
T-Mobile US, Inc.	(4,000)	(126,873)	113
Toll Brothers, Inc.	(2,400)	(79,459)	(14,957)
Towers Watson & Co.	(100)	(12,952)	(266)
TransDigm Group, Inc.	(200)	(36,596)	(7,148)
TreeHouse Foods, Inc.	(400)	(33,555)	(453)
Trimble Navigation Ltd.	(3,100)	(81,472)	3,352
TripAdvisor, Inc.	(100)	(8,582)	265
Twenty-First Century Fox, Inc.	(600)	(20,275)	(29)
Twitter, Inc.	(1,000)	(50,771)	691

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ultimate Software Group, Inc./The	(500)	$(84,844)	$(134)
Under Armour, Inc.	(700)	(48,947)	(7,578)
United Natural Foods, Inc.	(400)	(32,329)	1,513
United Rentals, Inc.	(1,700)	(157,943)	2,971
USG Corp.	(11,400)	(321,842)	17,462
Vantiv, Inc.	(2,100)	(72,807)	(6,363)
VeriFone Systems, Inc.	(2,000)	(70,483)	703
Verisk Analytics, Inc.	(400)	(27,414)	(1,146)
Verizon Communications, Inc.	(500)	(23,836)	(479)
Vertex Pharmaceuticals, Inc.	(100)	(10,278)	(1,519)
Visa, Inc.	(400)	(25,890)	(274)
VMware, Inc.	(400)	(32,957)	153
Vulcan Materials Co.	(700)	(51,816)	(7,194)
Waste Connections, Inc.	(800)	(37,701)	(811)
Waste Management, Inc.	(400)	(18,829)	(2,863)
WellCare Health Plans, Inc.	(300)	(22,998)	(4,440)
Wendy’s Co./The	(1,700)	(13,559)	(4,971)
WESCO International, Inc.	(200)	(15,275)	1,297
Western Union Co./The	(400)	(6,487)	(1,837)
WEX, Inc.	(600)	(60,666)	(3,750)
WhiteWave Foods Co./The	(400)	(16,430)	(1,306)
Whole Foods Market, Inc.	(100)	(4,610)	(598)
Williams Cos., Inc./The	(300)	(15,197)	20
Workday, Inc.	(1,200)	(104,920)	3,628
WR Grace & Co.	(200)	(19,811)	37
Wynn Resorts Ltd.	(700)	(104,815)	16,699
Yelp, Inc.	(3,100)	(156,827)	10,042
Zebra Technologies Corp.	(300)	(27,462)	247
Zillow Group, Inc.	(500)	(53,511)	3,361

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zions Bancorporation	(1,700)	$(46,318)	$418
Zynga, Inc.	(7,000)	(16,712)	(3,238)

			(336,233)

Total of Short Equity Positions			(362,490)

Total of Long and Short Equity Positions			445,137

Net Cash and Other Receivables/ (Payables) (b)			(69,220)

Swaps, at Value			$375,917

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Cash held as collateral at Morgan Stanley for total return basket swaps was $2,970,000 at March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Sterling Overnight Index Average, which is denominated in GBP based on the local currencies of the positions within the swap.	22-25 months maturity 10/12/2016	$24,840

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	351	$20,141	$766

South Africa
Mondi PLC	2,292	37,908	6,138

United Kingdom
Amec Foster Wheeler PLC	2,890	34,613	4,046
Anglo American PLC	2,048	35,103	(4,516)
Associated British Foods PLC	231	8,659	981
AstraZeneca PLC	949	62,239	2,880
Barratt Developments PLC	8,442	47,713	18,293
Berkeley Group Holdings PLC	1,568	55,261	6,009
BP PLC	17,057	113,775	(3,209)
BT Group PLC	10,519	59,024	9,327
Bunzl PLC	839	19,371	3,375
Capita PLC	186	3,305	(230)
Carphone Warehouse Group PLC	1,163	7,647	(534)
Centrica PLC	6,591	28,813	(4,161)
Compass Group PLC	2,287	32,801	6,900
DS Smith PLC	6,829	33,004	1,865
GKN PLC	9,302	40,140	9,202
GlaxoSmithKline PLC	1,263	26,100	2,974
Hikma Pharmaceuticals PLC	1,858	64,940	(6,462)
Howden Joinery Group PLC	1,700	11,789	(631)
Imperial Tobacco Group PLC	2,363	103,102	554
Kingfisher PLC	3,731	17,084	3,967
Man Group PLC	51,377	161,174	(6,203)
National Grid PLC	6,673	92,380	(6,591)
Next PLC	122	12,459	229
Persimmon PLC	2,454	(26)	3,484
Persimmon PLC	3,258	70,271	10,017

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Shire PLC	1,337	$98,578	$8,012
Sky PLC	1,026	13,431	1,664
Smith & Nephew PLC	191	3,366	(109)
SSE PLC	141	3,369	(239)
Tate & Lyle PLC	2,990	26,245	208
Taylor Wimpey PLC	40,776	91,399	2,075
Thomas Cook Group PLC	13,604	29,682	(387)
Travis Perkins PLC	748	17,531	4,066
Vedanta Resources PLC	7,118	61,767	(9,175)
Vodafone Group PLC	7,777	23,838	1,611
WPP PLC	206	4,826	(148)

			59,144

Total of Long Equity Positions			66,048

Short Positions

Switzerland
Coca-Cola HBC AG	(406)	(8,052)	749
Glencore PLC	(14,346)	(68,622)	8,057

			8,806

United Kingdom
Aberdeen Asset Management PLC	(6,980)	(44,062)	(3,425)
Admiral Group PLC	(6,991)	(152,244)	(6,051)
Aggreko PLC	(292)	(6,471)	(135)
Antofagasta PLC	(4,789)	(51,158)	(651)
ARM Holdings PLC	(4,760)	(69,043)	(8,266)
ASOS PLC	(1,170)	(59,594)	(3,032)
Burberry Group PLC	(2,277)	(59,734)	1,260
Diageo PLC	(1,247)	(31,959)	(2,501)
Drax Group PLC	(1,439)	(12,581)	4,853
easyJet PLC	(2,233)	(57,021)	(5,127)
Experian PLC	(1,256)	(18,638)	(2,153)
Hargreaves Lansdown PLC	(13,086)	(201,476)	(21,735)
Inmarsat PLC	(5,010)	(60,410)	(8,200)
International Consolidated Airlines Group SA	(4,186)	(33,716)	(3,595)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Intertek Group PLC	(1,032)	$(38,319)	$93
Ladbrokes PLC	(45,026)	(73,935)	4,493
Legal & General Group PLC	(757)	(3,066)	(52)
Lloyds Banking Group PLC	(21,446)	(25,182)	323
Marks & Spencer Group PLC	(4,294)	(27,044)	(6,917)
Meggitt PLC	(6,251)	(46,250)	(4,563)
Old Mutual PLC	(959)	(3,106)	(42)
Pearson PLC	(547)	(9,606)	(2,168)
Petrofac Ltd.	(3,572)	(52,137)	1,850
Prudential PLC	(127)	(3,068)	(84)
Royal Bank of Scotland Group PLC	(2,522)	(13,759)	1,018
RSA Insurance Group PLC	(21,202)	(140,181)	8,028
Serco Group PLC	(40,180)	(115,427)	33,879
Serco Group PLC	(40,180)	—	(24,437)
Spectris PLC	(1,147)	(36,636)	(44)
Sports Direct International PLC	(4,654)	(49,687)	7,860
St. James’s Place PLC	(1,389)	(18,141)	(1,070)
Standard Chartered PLC	(762)	(12,783)	441
Standard Life PLC	(5,835)	(1)	(6,318)
Standard Life PLC	(4,774)	(34,683)	1,138
Tesco PLC	(6,137)	(16,994)	(4,913)
Weir Group PLC/The	(221)	(5,882)	305
William Hill PLC	(1,665)	(8,810)	(333)
WM Morrison Supermarkets PLC	(19,568)	(51,738)	(4,186)

			(54,457)

Total of Short Equity Positions			(45,651)

Total of Long and Short Equity Positions			20,397

Net Cash and Other Receivables/ (Payables) (b)			4,443

Swaps, at Value			$24,840

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Cash collateral held for this position at Morgan Stanley is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate, which is denominated in JPY based on the local currencies of the positions within the swap.	22-25 months maturity 10/14/2016	$(32,688)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
ABC-Mart, Inc.	100	$6,014	$(165)
Ajinomoto Co., Inc.	2,000	36,851	7,026
Aozora Bank Ltd.	2,000	6,268	821
Asahi Kasei Corp.	7,000	61,833	5,014
Astellas Pharma, Inc.	2,900	43,308	4,208
Bandai Namco Holdings, Inc.	1,600	36,414	(5,271)
Bank of Yokohama Ltd./The	4,000	18,989	4,438
Bridgestone Corp.	300	11,249	763
Calbee, Inc.	900	26,107	12,963
Canon, Inc.	800	25,897	2,408
Central Japan Railway Co.	300	35,175	19,041
Chiba Bank Ltd.	2,000	12,016	2,642
Chugai Pharmaceutical Co., Ltd.	900	24,659	3,746
Citizen Holdings Co., Ltd.	6,300	35,708	12,578
Daicel Corp.	7,100	79,608	5,021
Dai-ichi Life Insurance Co., Ltd./The	5,300	78,090	(1,213)
Disco Corp.	400	34,163	6,650
Fuji Electric Co., Ltd.	14,000	59,217	6,835
Fuji Heavy Industries Ltd.	5,800	190,180	2,358
FUJIFILM Holdings Corp.	1,700	54,857	5,623
Fujitsu Ltd.	8,000	45,370	9,187
Fukuoka Financial Group, Inc.	4,000	16,289	4,281
Gree, Inc.	2,200	13,813	1,494
Hirose Electric Co., Ltd.	105	11,099	2,420
Hitachi Chemical Co., Ltd.	800	14,855	2,227
Hitachi High-Technologies Corp.	2,100	52,602	11,306
Hitachi Metals Ltd.	4,000	62,482	(1,176)
Hoya Corp.	2,600	89,939	14,150

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Ibiden Co., Ltd	1,000	$14,337	$2,521
Isuzu Motors Ltd.	4,400	56,504	1,873
ITOCHU Corp.	4,100	43,969	401
Japan Airlines Co., Ltd.	3,500	109,802	(926)
JGC Corp.	2,000	46,558	(6,843)
JSR Corp.	2,000	33,744	891
JTEKT Corp.	900	12,894	1,138
Kajima Corp.	17,000	74,195	4,620
Kao Corp.	300	10,511	4,469
Keisei Electric Railway Co., Ltd.	1,000	13,516	(1,105)
Kobe Steel Ltd.	21,000	40,109	(1,376)
Konica Minolta, Inc.	2,000	19,593	676
Kurita Water Industries Ltd.	300	6,280	968
Lawson, Inc.	100	6,540	392
Mabuchi Motor Co., Ltd.	1,000	41,058	11,844
Marubeni Corp.	600	3,553	(84)
Mazda Motor Corp.	2,600	55,198	(2,517)
MEIJI Holdings Co., Ltd.	100	7,195	4,986
Mitsubishi Chemical Holdings Corp.	4,900	25,540	2,905
Mitsubishi Electric Corp.	10,000	113,000	5,714
Mitsubishi Motors Corp.	9,700	89,376	(1,914)
Mitsubishi Tanabe Pharma Corp.	500	6,836	1,742
Mitsui & Co., Ltd.	3,300	44,677	(483)
Mizuho Financial Group, Inc.	1,800	3,300	(136)
Murata Manufacturing Co., Ltd.	100	9,771	3,963
NGK Spark Plug Co., Ltd.	300	7,223	830
Nippon Express Co., Ltd.	13,000	73,007	(372)
Nippon Paint Holdings Co., Ltd.	700	21,339	4,250
Nippon Shokubai Co., Ltd.	1,000	13,504	1,133
Nippon Steel & Sumitomo Metal Corp.	8,000	17,664	2,451

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nippon Telegraph & Telephone Corp.	800	$47,910	$1,475
Nissin Foods Holdings Co., Ltd.	100	5,475	(561)
Nitori Holdings Co., Ltd.	400	22,249	4,829
Nitto Denko Corp.	500	30,706	2,681
NOK Corp.	2,300	64,180	4,976
Omron Corp.	1,000	40,045	5,004
Osaka Gas Co., Ltd.	4,000	15,671	1,056
Otsuka Corp.	1,400	51,662	8,000
Otsuka Holdings Co., Ltd.	1,300	41,309	(640)
Panasonic Corp.	11,600	128,969	23,363
Park24 Co., Ltd.	200	4,096	(4)
Recruit Holdings Co., Ltd.	200	6,137	103
Resona Holdings, Inc.	4,100	20,598	(251)
Rohm Co., Ltd.	1,800	100,578	22,421
Santen Pharmaceutical Co., Ltd.	1,000	11,720	2,865
Secom Co., Ltd.	300	15,643	4,367
Sekisui Chemical Co., Ltd.	4,000	46,411	5,489
Seven Bank Ltd.	1,800	6,368	2,507
Shimadzu Corp.	3,000	30,731	2,680
Shimizu Corp.	3,000	20,518	(235)
Shin-Etsu Chemical Co., Ltd.	200	13,615	(557)
Shionogi & Co., Ltd.	500	10,267	6,378
Sony Corp.	1,900	49,099	1,714
Sumitomo Heavy Industries Ltd.	18,000	108,087	9,711
Sumitomo Metal Mining Co., Ltd.	1,000	12,198	2,418
Sumitomo Rubber Industries Ltd.	1,100	17,258	3,019
Suruga Bank Ltd.	300	5,081	1,149
Suzuki Motor Corp.	2,300	63,204	5,875
Sysmex Corp.	300	10,222	6,412
T&D Holdings, Inc.	2,800	38,274	187
Taiheiyo Cement Corp.	3,000	9,919	(760)
Taisei Corp.	8,000	38,887	6,268
TDK Corp.	900	57,879	5,847
Tohoku Electric Power Co., Inc.	7,300	77,716	5,201
Tokio Marine Holdings, Inc.	100	3,809	(35)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Tokyo Electric Power Co, Inc.	31,700	$121,086	$(1,103)
Tokyo Gas Co., Ltd.	9,000	43,963	12,618
TOTO Ltd.	4,000	41,765	17,631
West Japan Railway Co.	900	36,326	10,861
Yamaha Corp.	300	3,437	1,802
Yamaha Motor Co., Ltd.	3,600	66,271	20,455

			386,602

Total of Long Equity Positions			386,602

Short Positions

Japan
Advantest Corp.	(3,800)	(44,490)	(3,418)
Aeon Co., Ltd.	(7,700)	(72,802)	(11,662)
AEON Financial Service Co., Ltd.	(4,300)	(81,142)	(27,331)
Brother Industries Ltd.	(1,200)	(20,204)	1,139
Chiyoda Corp.	(12,000)	(100,136)	(2,375)
Credit Saison Co., Ltd.	(5,800)	(108,164)	4,119
Daikin Industries Ltd.	(1,400)	(88,204)	(5,392)
Daiwa Securities Group, Inc.	(4,000)	(30,965)	(523)
Denso Corp.	(700)	(28,057)	(3,852)
Dentsu, Inc.	(200)	(7,876)	(680)
Eisai Co., Ltd.	(1,500)	(72,072)	(34,620)
Fast Retailing Co., Ltd.	(400)	(136,454)	(18,209)
GS Yuasa Corp.	(9,000)	(43,773)	3,271
Hitachi Construction Machinery Co., Ltd.	(700)	(11,726)	(493)
Hitachi Ltd.	(1,000)	(6,556)	(274)
Hokkaido Electric Power Co., Inc.	(2,700)	(17,419)	(3,813)
Honda Motor Co., Ltd.	(800)	(23,547)	(2,568)
IHI Corp.	(10,000)	(46,352)	(406)
Isetan Mitsukoshi Holdings Ltd.	(8,200)	(105,069)	(30,418)
J Front Retailing Co., Ltd.	(4,100)	(62,245)	(2,119)
Japan Display, Inc.	(27,700)	(101,603)	2,774
JFE Holdings, Inc.	(800)	(17,793)	134
Kakaku.com, Inc.	(6,700)	(102,507)	(8,671)
Kansai Electric Power Co., Inc./The	(3,900)	(33,374)	(3,796)
Kintetsu Corp.	(15,000)	(46,732)	(8,301)
Komatsu Ltd.	(400)	(7,920)	79
Konami Corp.	(2,100)	(38,180)	(1,107)
Kubota Corp.	(1,000)	(12,867)	(2,932)
Kyocera Corp.	(900)	(47,672)	(1,516)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kyowa Hakko Kirin Co., Ltd.	(1,000)	$(10,892)	$(2,143)
Kyushu Electric Power Co., Inc.	(8,500)	(74,912)	(7,442)
LIXIL Group Corp.	(1,600)	(33,804)	(4,062)
Marui Group Co., Ltd.	(17,600)	(162,623)	(36,816)
Mitsubishi Gas Chemical Co., Inc.	(1,000)	(5,659)	738
Mitsui OSK Lines Ltd.	(11,000)	(32,234)	(5,075)
Nidec Corp.	(900)	(58,618)	(1,126)
Nintendo Co., Ltd.	(300)	(45,079)	1,062
Nissan Motor Co., Ltd.	(2,700)	(22,517)	(4,943)
Nomura Holdings, Inc.	(2,400)	(13,970)	(127)
Obayashi Corp.	(4,000)	(24,563)	(1,365)
Olympus Corp.	(1,600)	(53,738)	(5,583)
Ono Pharmaceutical Co., Ltd.	(700)	(66,382)	(12,608)
Rakuten, Inc.	(15,000)	(207,557)	(56,565)
Ricoh Co., Ltd.	(16,200)	(164,997)	(11,153)
Sega Sammy Holdings, Inc.	(6,700)	(90,234)	(7,388)
Seiko Epson Corp.	(4,400)	(79,563)	1,633
Shimano, Inc.	(200)	(26,400)	(3,320)
Showa Shell Sekiyu KK	(1,800)	(17,748)	1,307
Softbank Corp.	(900)	(54,415)	1,999
Stanley Electric Co., Ltd.	(3,700)	(87,283)	3,765
Sumco Corp.	(7,000)	(114,246)	(2,980)
Sumitomo Chemical Co., Ltd.	(3,000)	(9,057)	(6,341)
Sumitomo Dainippon Pharma Co., Ltd.	(400)	(4,492)	(246)
Terumo Corp.	(300)	(6,363)	(1,540)
Toray Industries, Inc.	(1,000)	(7,867)	(503)
Toyota Industries Corp.	(200)	(8,356)	(3,083)
Toyota Motor Corp.	(400)	(20,698)	(7,223)
Unicharm Corp.	(1,500)	(38,420)	(850)
Yahoo Japan Corp.	(31,900)	(113,626)	(17,951)
Yakult Honsha Co., Ltd.	(900)	(48,851)	(13,845)
Yamato Holdings Co., Ltd.	(4,800)	(104,702)	(5,932)
Yaskawa Electric Corp.	(9,900)	(120,171)	(24,510)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yokogawa Electric Corp.	(6,300)	$(66,457)	$(1,417)
Yokohama Rubber Co., Ltd./The	(1,000)	(7,638)	(2,670)

			(401,263)

Total of Short Equity Positions			(401,263)

Total of Long and Short Equity Positions			(14,661)

Net Cash and Other Receivables/ (Payables) (b)			(18,027)

Swaps, at Value			$(32,688)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Cash collateral held for this position at Morgan Stanley is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Hong Kong Overnight Index Average, which is denominated in HKD based on the local currencies of the positions within the swap.	22-25 months maturity 10/14/2016	$17,756

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Hong Kong
Bank of East Asia Ltd.	4,800	$19,476	$(355)
BOC Hong Kong Holdings Ltd.	1,500	4,747	602
Cathay Pacific Airways Ltd.	11,000	25,478	(24)
CK Hutchison Holdings Ltd.	4,000	67,553	14,169
CLP Holdings Ltd.	7,000	61,357	(176)
Hang Lung Properties Ltd.	33,000	95,334	(2,621)
Hang Seng Bank Ltd.	200	3,684	(64)
Henderson Land Development Co., Ltd.	1,000	6,728	297
Kerry Properties Ltd.	4,000	13,353	532
Li & Fung Ltd.	70,000	68,042	314
MTR Corp. Ltd.	19,000	80,621	9,748
Power Assets Holdings Ltd.	4,000	37,930	2,901
Sino Land Co., Ltd.	54,000	87,571	484
SJM Holdings Ltd.	44,000	67,796	(10,329)
Swire Pacific Ltd.	500	6,458	349

			15,827

Total of Long Equity Positions			15,827

Short Positions

Hong Kong
AIA Group Ltd.	(11,200)	(67,517)	(2,802)
Galaxy Entertainment Group Ltd.	(12,000)	(57,485)	3,001
Hong Kong & China Gas Co., Ltd.	(127,000)	(284,879)	(9,196)
MGM China Holdings Ltd.	(16,800)	(38,152)	6,588
Sands China Ltd.	(800)	(3,329)	21

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	(1,000)	$(14,278)	$(1,142)
Swire Properties Ltd.	(22,400)	(70,547)	(2,205)
Techtronic Industries Co., Ltd.	(14,500)	(49,929)	1,044
WH Group Ltd.	(274,000)	(145,367)	(10,269)
Wynn Macau Ltd.	(28,800)	(83,145)	20,905
			5,945

United States
Samsonite International SA	(8,700)	(26,755)	(3,518)

Total of Short Equity Positions			2,427

Total of Long and Short Equity Positions			18,254

Net Cash and Other Receivables/ (Payables) (b)			(498)

Swaps, at Value			$17,756

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Cash collateral held for this position at Morgan Stanley is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average, which is denominated in EUR based on the local currencies of the positions within the swap.	22-25 months maturity 10/12/2016	$16,180

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Accor SA	377	$13,088	$6,571
AtoS	669	45,970	82
Cie Generale des Etablissements Michelin	99	7,458	2,387
Eutelsat Communications SA	639	19,096	2,101
GDF Suez	485	9,989	(414)
Iliad SA	78	12,585	5,630
Lagardere SCA	883	22,971	3,568
Orange SA	5,514	79,188	9,365
Peugeot SA	8,585	133,896	9,608
Sanofi	1,332	118,383	13,164
SCOR SE	145	3,712	1,178
SES SA	1,174	38,360	3,259
Sodexo SA	145	11,157	2,985
Total SA	1,480	76,040	(2,473)
Vivendi SA	1,537	34,820	3,340

			60,351

Total of Long Equity Positions			60,351

Short Positions

France
Airbus Group NV	(108)	(5,609)	(1,412)
Arkema SA	(204)	(13,951)	(2,205)
Bollore SA	(3,055)	(16,949)	672
Bouygues SA	(1,573)	(53,729)	(8,020)
Carrefour SA	(297)	(7,336)	(2,586)
Edenred	(365)	(7,643)	(1,463)
Eiffage SA	(462)	(20,769)	(6,727)
Essilor International SA	(536)	(47,075)	(14,466)
LVMH Moet Hennessy Louis Vuitton SA	(163)	(21,600)	(7,086)
Renault SA	(58)	(3,652)	(1,616)
Technip SA	(729)	(45,983)	1,887

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Vallourec SA	(2,338)	$(60,616)	$3,551
Veolia Environnement SA	(392)	(5,505)	(1,909)
			(41,380)

Total of Short Equity Positions			(41,380)

Total of Long and Short Equity Positions			18,971

Net Cash and Other Receivables/ (Payables) (b)			(2,791)

Swaps, at Value			$16,180

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Cash collateral held for this position at Morgan Stanley is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 5)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Reserve Bank of Australia Cash Rate, which is denominated in AUD based on the local currencies of the positions within the swap.	22-25 months maturity 10/13/2016	$59,440

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Alumina Ltd.	12,701	$19,013	$(3,557)
Amcor Ltd.	2,631	24,462	3,571
Aurizon Holdings Ltd.	5,156	17,621	1,356
Boral Ltd.	16,396	68,238	11,240
Caltex Australia Ltd.	1,813	46,687	1,429
Coca-Cola Amatil Ltd.	2,078	13,619	3,394
Echo Entertainment Group Ltd.	47,409	160,388	2,247
Incitec Pivot Ltd.	3,305	6,941	3,267
Lend Lease Group	2,116	27,383	(656)
Macquarie Group Ltd.	782	33,465	11,990
Newcrest Mining Ltd.	8,545	91,715	(5,534)
Qantas Airways Ltd.	72,078	143,067	27,895
Sonic Healthcare Ltd.	427	5,551	1,083
Telstra Corp. Ltd.	9,074	39,574	3,986
Woodside Petroleum Ltd.	5,099	137,438	(3,850)
WorleyParsons Ltd.	3,304	25,734	(1,822)

			56,039

Total of Long Equity Positions			56,039

Short Positions

Australia
Crown Resorts Ltd.	(10,268)	(107,220)	3,000
Iluka Resources Ltd.	(9,182)	(49,626)	(9,560)
Metcash Ltd.	(47,789)	(54,785)	(1,445)
QBE Insurance Group Ltd.	(7,910)	(73,942)	(4,246)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Santos Ltd.	(3,627)	$(21,908)	$2,288
Seek Ltd.	(34,399)	(464,254)	18,245

			8,282

Total of Short Equity Positions			8,282

Total of Long and Short Equity Positions			64,321

Net Cash and Other Receivables/ (Payables) (b)			(4,881)

Swaps, at Value			$59,440

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Cash collateral held for this position at Morgan Stanley is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

MONEY MARKET FUNDS - 90.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)	35,765,017	$35,765,017
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	100,000	100,000

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 90.7% (cost $35,865,017)		35,865,017

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3% (c)		3,669,780

NET ASSETS - 100.0%		$39,534,797

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	Includes appreciation on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

Interest rate swap contracts outstanding as of March 31, 2015:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
Credit Suisse International	2.000%	(1)	AUD	12,435,000	$23,257	09/07/2017	$(33,956)
Credit Suisse International	2.000%	(1)	AUD	12,435,000	23,296	09/07/2017	(33,996)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	7,640,000	(957)	09/07/2017	7,531
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	7,280,000	(15,902)	09/07/2017	22,166
Credit Suisse International	3.000%	(2)	AUD	1,700,000	(8,674)	09/11/2025	(16,851)
Credit Suisse International	3.000%	(2)	AUD	1,760,000	(25,121)	09/11/2025	(1,305)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	2,830,000	21,372	09/11/2025	21,119
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	2,830,000	21,370	09/11/2025	21,122
Credit Suisse International	1.000%	(3)	CAD	9,680,000	(11,083)	09/18/2017	(2,982)
Credit Suisse International	2.000%	(3)	CAD	1,450,000	7,434	09/15/2025	(16,041)
Credit Suisse International	2.000%	(3)	CAD	1,450,000	7,202	09/15/2025	(15,809)
Credit Suisse International	3 Month London Interbank Offered Rate	1.000%	CAD	6,640,000	(1,468)	09/18/2017	11,116
Credit Suisse International	3 Month London Interbank Offered Rate	1.000%	CAD	6,630,000	(1,129)	09/18/2017	10,763
Credit Suisse International	3 Month London Interbank Offered Rate	2.000%	CAD	2,130,000	6,503	09/15/2025	6,141
Credit Suisse International	0.250%	(5)	CHF	5,020,000	31,856	09/17/2025	(33,540)
Credit Suisse International	0.250%	(5)	CHF	5,020,000	31,667	09/17/2025	(33,351)
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	CHF	24,240,000	(99,508)	09/20/2017	24,217
Credit Suisse International	6 Month London interbank Offered Rate	0.750%	CHF	24,240,000	(100,482)	09/20/2017	25,191
Credit Suisse International	0.500%	(4)	EUR	5,240,000	(42,070)	09/20/2017	(3,630)
Credit Suisse International	0.500%	(4)	EUR	4,280,000	(34,716)	09/20/2017	(2,611)
Credit Suisse International	0.500%	(4)	EUR	34,110,000	(245,425)	09/20/2017	(52,059)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	1,070,000	38,144	09/17/2025	8,125
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	900,000	23,494	09/17/2025	15,424
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	7,070,000	254,937	09/17/2025	50,784
Credit Suisse International	2.000%	(5)	GBP	3,870,000	(54,360)	09/17/2025	(77,371)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	17,550,000	$(100,522)	09/20/2017	$77,515
Credit Suisse International	0.250%	(5)	JPY	536,570,000	(7,327)	09/20/2017	1,266
Credit Suisse International	0.250%	(5)	JPY	3,232,580,000	(53,455)	09/20/2017	16,937
Credit Suisse International	0.250%	(5)	JPY	536,580,000	(7,414)	09/20/2017	1,352
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	670,350,000	(42,126)	09/17/2025	(38,359)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	115,920,000	(11,095)	09/17/2025	(2,823)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	115,920,000	(13,076)	09/17/2025	(842)
CitiBank	6 Month London Interbank Offered Rate	0.250%	JPY	5,431,050,000	83,560	09/20/2017	(22,206)
Credit Suisse International	1.000%	(6)	NOK	127,130,000	37,429	09/20/2017	20,903
Credit Suisse International	1.000%	(6)	NOK	127,130,000	37,359	09/20/2017	20,973
Credit Suisse International	2.000%	(6)	NOK	4,410,000	(5,796)	09/17/2025	249
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	15,980,000	(5,702)	09/20/2017	(1,629)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	27,920,000	18,145	09/17/2025	16,973
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	27,920,000	18,165	09/17/2025	16,953
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.500%	NZD	11,670,000	(1,664)	09/13/2017	1,445
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.500%	NZD	3,450,000	(74,937)	09/10/2025	19,140
Credit Suisse International	3.500%	(1)	NZD	2,620,000	28,671	09/10/2025	13,702
Credit Suisse International	3.500%	(1)	NZD	15,080,000	24,592	09/13/2017	(24,308)
Credit Suisse International	1.000%	(7)	SEK	3,010,000	5,680	09/17/2025	(3,785)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	0.500%	SEK	13,880,000	11,205	09/20/2017	4,608
Credit Suisse International	1.500%	(3)	USD	11,300,000	(45,244)	09/18/2017	(41,314)
Credit Suisse International	1.500%	(3)	USD	11,300,000	(56,967)	09/18/2017	(29,591)
CitiBank	1.500%	(3)	USD	28,000,000	(63,497)	09/18/2017	(150,982)
CitiBank	2.250%	(3)	USD	5,890,000	(118,295)	09/16/2020	(29,778)
Credit Suisse International	2.750%	(3)	USD	590,000	(28,796)	09/16/2025	(3,813)
Credit Suisse International	2.750%	(3)	USD	2,500,000	(63,816)	09/16/2025	(74,360)
Credit Suisse International	2.750%	(3)	USD	1,650,000	(95,218)	09/16/2025	4,022
Credit Suisse International	2.750%	(3)	USD	920,000	(35,355)	09/16/2025	(15,494)
Credit Suisse International	2.750%	(3)	USD	3,860,000	(176,097)	09/16/2025	(37,246)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	2.750%	(3)	USD	910,000	$(28,770)	09/16/2025	$(21,526)
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	3,580,000	21,202	09/18/2017	6,220
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	4,060,000	14,408	09/18/2017	16,691
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	4,050,000	8,664	09/18/2017	22,359
CitiBank	3 Month London Interbank Offered Rate	1.500%	USD	13,990,000	75,201	09/18/2017	31,962
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	7,510,000	53,539	09/18/2017	3,988
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	11,300,000	56,967	09/18/2017	29,591
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	17,530,000	61,191	09/18/2017	73,088
CitiBank	3 Month London Interbank Offered Rate	2.250%	USD	11,580,000	138,873	09/16/2020	152,245
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	2,500,000	113,538	09/16/2025	24,637
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	2,500,000	63,816	09/16/2025	74,360

					$(313,327)		$53,320

†	Forward effective date swap. (See Note 4).
(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month London Interbank Offered Rate
(4)	6 Month Euro Interbank Offered Rate
(5)	6 Month London Interbank Offered Rate
(6)	6 Month Norwegian Interbank Offered Rate
(7)	3 Month Stockholm Interbank Offered Rate

Cash held as collateral at CitiBank and Credit Suisse International for interest rate swap contracts was $66,226 and $1,089,657, respectively at March 31, 2015.

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index April Futures	4/2015	BRL	261,694	$(2,002)
CitiBank	Brent Crude August Futures^	9/2015	USD	1,037,512	(96,921)
CitiBank	Brent Crude August Futures^	9/2015	USD	(963,200)	22,694
CitiBank	Corn May Futures^	4/2015	USD	(587,368)	22,994
Bank of America	Euro-Bund June Futures	6/2015	EUR	(4,428,553)	(18,207)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	1,226,822	2,660
Bank of America	H-SHARES Index April Futures	4/2015	HKD	600,022	2,518

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Long Gilt June Futures	6/2015	GBP	712,944	$17,122
Bank of America	MSCI Taiwan Stock Index April Futures	4/2015	USD	143,469	(2,269)
CitiBank	Natural Gas March Futures^	4/2015	USD	282,700	(23,700)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	(281,200)	22,200
Bank of America	SGX S&P CNX Nifty Index April Futures	4/2015	USD	86,531	(1,141)
CitiBank	Soybean May Futures^	4/2015	USD	(293,785)	1,810
CitiBank	Soybean Meal May Futures^	4/2015	USD	(160,346)	(3,054)
Bank of America	Swiss Market Index June Futures	6/2015	CHF	364,936	(5,174)
Bank of America	Taiwan Stock Exchange April Futures	4/2015	TWD	3,841,960	(302)
Bank of America	Tel Aviv 25 Index April Futures	4/2015	ILS	486,789	227
Bank of America	U.S. Treasury 10-Year Note June Futures	6/2015	USD	2,042,422	20,078
CitiBank	Wheat May Futures^	4/2015	USD	(314,333)	7,283
Bank of America	WIG20 Index June Futures	6/2015	PLN	(45,651)	(451)
CitiBank	WTI Crude August Futures^	9/2015	USD	(917,680)	74,550
CitiBank	WTI Crude August Futures^	9/2015	USD	882,720	(39,632)

					$1,283

Money Market Fund is pledged as collateral at CitiBank for total return swap contracts in the amount of $100,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	J.P. Morgan	LME Aluminum Futures^	6/2014	$88,555	$89,231	$676
1	J.P. Morgan	LME Aluminum Futures^	4/2015	44,791	44,589	(202)
2	J.P. Morgan	LME Aluminum Futures^	4/2015	88,149	89,340	1,191
1	J.P. Morgan	LME Aluminum Futures^	5/2015	46,916	44,648	(2,268)
1	J.P. Morgan	LME Aluminum Futures^	5/2015	45,835	44,628	(1,207)
1	J.P. Morgan	LME Aluminum Futures^	6/2015	45,003	44,589	(414)
1	J.P. Morgan	LME Aluminum Futures^	6/2015	44,078	44,641	563
1	J.P. Morgan	LME Copper Futures^	6/2013	145,253	151,285	6,032
1	J.P. Morgan	LME Copper Futures^	4/2015	137,827	151,628	13,801
1	J.P. Morgan	LME Copper Futures^	5/2015	141,279	151,527	10,248
1	J.P. Morgan	LME Copper Futures^	5/2015	141,725	151,406	9,681
1	J.P. Morgan	LME Nickel Futures^	5/2015	87,235	74,180	(13,055)
1	J.P. Morgan	LME Zinc Futures^	5/2015	52,704	51,926	(778)
18	Goldman Sachs	Natural Gas Futures^	5/2015	504,192	475,200	(28,992)
13	Barclays Capital	BIST 30 Futures	4/2015	53,651	49,209	(4,442)
18	Barclays Capital	CAC40 Index Futures	4/2015	970,914	974,693	3,779
9	Barclays Capital	DAX Index Futures	6/2015	2,923,112	2,905,715	(17,397)
140	Barclays Capital	Euro Stoxx 50 Index	6/2015	5,437,766	5,465,926	28,160
5	Barclays Capital	IBEX 35 Index Futures	4/2015	592,455	617,748	25,293

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	Barclays Capital	MSCI Singapore Index Futures	4/2015	$166,856	$166,182	$(674)
3	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	106,400	105,900	(500)
116	Barclays Capital	OMXS30 Index Futures	4/2015	2,213,695	2,233,217	19,522
4	Barclays Capital	S&P 500 E-Mini Futures	6/2015	414,423	412,160	(2,263)
5	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	683,266	683,194	(72)
18	Barclays Capital	SET50 Index Futures	6/2015	109,514	109,095	(419)
3	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	52,027	51,234	(793)
34	Barclays Capital	SPI 200 Index Futures	6/2015	3,775,187	3,810,611	35,424
27	Barclays Capital	TOPIX Index Futures	6/2015	3,427,314	3,474,757	47,443
2	J.P. Morgan	90-Day EURODollar Futures	12/2015	496,478	496,725	247
49	J.P. Morgan	90-Day EURODollar Futures	3/2016	12,141,327	12,147,100	5,773
165	J.P. Morgan	90-Day Sterling Futures	9/2015	30,386,743	30,411,554	24,811
121	J.P. Morgan	90-Day Sterling Futures	12/2015	22,264,083	22,288,344	24,261
25	J.P. Morgan	90-Day Sterling Futures	3/2016	4,593,715	4,600,395	6,680
14	J.P. Morgan	Canadian 10-Year Bond Futures	6/2015	1,565,614	1,577,799	12,185
1	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	9/2015	258,461	259,544	1,083
1	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	257,991	259,441	1,450
24	J.P. Morgan	Long Gilt Futures	6/2015	4,236,875	4,298,893	62,018
95	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	6/2015	12,054,243	12,246,094	191,851

				110,795,652	111,254,348	458,696

Short Contracts:
9	Goldman Sachs	Brent Crude Futures^	4/2015	(531,644)	(495,990)	35,654
26	Goldman Sachs	Corn Futures^	5/2015	(509,063)	(489,125)	19,938
2	Goldman Sachs	Gasoline RBOB Futures^	4/2015	(143,565)	(148,680)	(5,115)
2	Goldman Sachs	Heating Oil ULSD Futures^	4/2015	(139,962)	(143,472)	(3,510)
2	J.P. Morgan	LME Aluminum Futures^	6/2014	(88,681)	(89,231)	(550)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(44,709)	(44,589)	120
2	J.P. Morgan	LME Aluminum Futures^	4/2015	(88,930)	(89,340)	(410)
1	J.P. Morgan	LME Aluminum Futures^	5/2015	(46,895)	(44,648)	2,247
1	J.P. Morgan	LME Aluminum Futures^	5/2015	(45,853)	(44,628)	1,225
1	J.P. Morgan	LME Aluminum Futures^	6/2015	(45,026)	(44,589)	437
1	J.P. Morgan	LME Aluminum Futures^	6/2015	(44,079)	(44,641)	(562)
12	J.P. Morgan	LME Aluminum Futures^	6/2015	(540,903)	(535,200)	5,703
1	J.P. Morgan	LME Copper Futures^	6/2013	(144,255)	(151,285)	(7,030)
1	J.P. Morgan	LME Copper Futures^	4/2015	(138,908)	(151,628)	(12,720)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	5/2015	$(141,597)	$(151,527)	$(9,930)
1	J.P. Morgan	LME Copper Futures^	5/2015	(142,246)	(151,406)	(9,160)
1	J.P. Morgan	LME Copper Futures^	6/2015	(145,203)	(151,212)	(6,009)
1	J.P. Morgan	LME Lead Futures^	6/2015	(43,440)	(45,513)	(2,073)
1	J.P. Morgan	LME Nickel Futures^	5/2015	(88,840)	(74,180)	14,660
2	J.P. Morgan	LME Nickel Futures^	6/2015	(167,514)	(148,608)	18,906
1	J.P. Morgan	LME Zinc Futures^	5/2015	(52,932)	(51,926)	1,006
3	J.P. Morgan	LME Zinc Futures^	6/2015	(152,914)	(156,188)	(3,274)
1	Morgan Stanley and Co., International PLC	Silver Futures^	5/2015	(81,950)	(82,990)	(1,040)
16	Goldman Sachs	Soybean Futures^	5/2015	(787,942)	(778,600)	9,342
10	Goldman Sachs	Soybean Meal Futures^	5/2015	(323,339)	(326,799)	(3,460)
32	Goldman Sachs	Soybean Oil Futures^	5/2015	(608,836)	(583,488)	25,348
17	Goldman Sachs	Wheat Futures^	5/2015	(440,810)	(434,987)	5,823
12	Goldman Sachs	WTI Crude Futures^	4/2015	(581,705)	(571,200)	10,505
10	Barclays Capital	Amsterdam Index Futures	4/2015	(1,059,548)	(1,051,702)	7,846
5	Barclays Capital	FTSE 100 Index Futures	6/2015	(501,472)	(498,942)	2,530
1	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	4/2015	(24,543)	(24,632)	(89)
1	Barclays Capital	FTSE/JSE Top 40 Index Futures	6/2015	(38,246)	(38,247)	(1)
19	Barclays Capital	FTSE/MIB Index Futures	6/2015	(2,293,413)	(2,330,830)	(37,417)
3	Barclays Capital	Hang Seng Index Futures	4/2015	(474,684)	(482,719)	(8,035)
2	Barclays Capital	H-SHARES Index Futures	4/2015	(153,262)	(159,829)	(6,567)
232	J.P. Morgan	10-Year Japanese Government Bond	6/2015	(28,485,896)	(28,458,615)	27,281
106	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	(28,492,905)	(28,494,125)	(1,220)
114	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	(30,642,635)	(30,646,157)	(3,522)
105	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(28,223,940)	(28,228,135)	(4,195)
12	J.P. Morgan	90-Day EURODollar Futures	9/2015	(2,982,696)	(2,985,600)	(2,904)
108	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	(10,712,375)	(10,913,603)	(201,228)
43	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(8,375,167)	(8,416,328)	(41,161)
35	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(6,813,324)	(6,853,608)	(40,284)
21	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(4,113,293)	(4,111,958)	1,335
40	J.P. Morgan	Euro - Bund Futures	6/2015	(6,764,950)	(6,828,268)	(63,318)

				(166,464,090)	(166,748,968)	(284,878)

				$(55,668,438)	$(55,494,620)	$173,818

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $1,313,904, $271,589 and $1,063,885, respectively at March 31, 2015. Cash held as collateral for Morgan Stanley and Co., International PLC for futures contracts was $8,698 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	3,392,000	$2,656,400	$2,572,424	$(83,976)
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	473,000	146,510	144,880	(1,630)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	3,109,000	2,483,475	2,452,180	(31,295)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	1,728,000	1,741,991	1,783,769	41,778
Chilean Peso, Expiring 06/17/15*	Credit Suisse International	CLP	92,000,000	144,846	146,310	1,464
Columbian Peso, Expiring 06/17/15*	Credit Suisse International	COP	210,000,000	80,351	80,026	(325)
Czech Republic Koruna, Expiring 06/17/15	Credit Suisse International	CZK	2,110,000	84,088	82,407	(1,681)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	5,320,000	5,791,146	5,726,348	(64,798)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	289,000	431,648	428,478	(3,170)
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	42,000	5,410	5,417	7
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	61,827,000	224,205	220,899	(3,306)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	1,910,000,000	142,963	143,418	455
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	630,000	158,179	158,346	167
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	17,205,000	271,108	270,409	(699)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	759,233,000	6,290,977	6,337,197	46,220
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	595,869,000	533,604	535,779	2,175
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	2,640,000	175,367	172,177	(3,190)
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	120,000	32,359	32,187	(172)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	549,000	70,899	68,008	(2,891)
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	4,824,000	3,532,578	3,579,706	47,128
Philippine Peso, Expiring 06/17/15*	Credit Suisse International	PHP	1,700,000	38,434	37,862	(572)
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	396,000	106,308	104,232	(2,076)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	10,662,000	1,251,704	1,239,527	(12,177)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	450,000	326,666	327,276	610
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	597,000	225,634	225,225	(409)
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	6,900,000	219,709	220,573	864
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	1,095,000	91,347	89,140	(2,207)

				$27,257,906	$27,184,200	$(73,706)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(5,465,000)	$(4,199,547)	$(4,144,544)	$55,003
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(2,303,000)	(722,896)	(705,409)	17,487
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(2,960,000)	(2,368,005)	(2,334,659)	33,346
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(2,628,000)	(2,702,371)	(2,712,818)	(10,447)
Columbian Peso, Expiring 06/17/15*	Credit Suisse International	COP	(682,000,000)	(262,195)	(259,892)	2,303
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(243,000)	(270,321)	(261,561)	8,760
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(4,833,000)	(7,349,533)	(7,165,514)	184,019
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(8,000)	(1,031)	(1,032)	(1)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	(17,954,000)	(62,828)	(64,147)	(1,319)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	(600,000,000)	(43,747)	(45,053)	(1,306)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	(170,000)	(42,253)	(42,727)	(474)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(86,201,000)	(717,028)	(719,506)	(2,478)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	(284,621,000)	(254,995)	(255,918)	(923)
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	(24,322,000)	(1,596,824)	(1,586,244)	10,580
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	(1,910,000)	(513,605)	(512,313)	1,292
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(25,564,000)	(3,222,662)	(3,166,787)	55,875
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(1,675,000)	(1,244,989)	(1,242,954)	2,035
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	(1,042,000)	(275,192)	(274,269)	923
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(14,350,000)	(1,691,096)	(1,668,281)	22,815
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(762,000)	(552,400)	(554,185)	(1,785)
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	(990,000)	(372,916)	(373,488)	(572)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	(1,792,000)	(146,998)	(145,879)	1,119

				(28,613,432)	(28,237,180)	376,252

				$(1,355,526)	$(1,052,980)	$302,546

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

Cash held as collateral for Credit Suisse International for forward currency exchange contracts was $260,000 at March 31, 2015.

*	Non-deliverable forward. (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

LONG INVESTMENTS - 97.9%	SHARES	VALUE (Note 5)
COMMON STOCKS - 31.6%

Belgium - 1.6%
Belgacom SA (a)	16,353	$572,164
Colruyt SA	323	14,058
Delhaize Group SA (a)	7,190	645,950
UCB SA	648	46,812

		1,278,984

Canada - 7.6%
Alimentation Couche-Tard, Inc., Class B (1)	5,900	235,106
Bank of Montreal (1)	1,500	89,890
BlackBerry Ltd. (1)†(a)	25,600	228,198
Canadian Imperial Bank of Commerce (1)	2,000	144,992
Canadian Natural Resources Ltd. (1)	3,700	113,406
Canadian Oil Sands Ltd. (1)	11,400	88,658
Canadian Tire Corp. Ltd., Class A (1)	1,758	179,097
Canfor Corp. (1)†	12,200	244,183
Cenovus Energy, Inc. (1)	1,900	32,028
CGI Group, Inc., Class A (1)†	2,100	89,070
CI Financial Corp. (1)	700	19,571
Constellation Software, Inc. (1)	900	311,068
Dollarama, Inc. (1)	4,200	234,779
Empire Co., Ltd., Class A (1)	1,600	111,560
Encana Corp. (1)	17,300	193,140
Enerplus Corp. (1)	6,000	60,827
Finning International, Inc. (1)	29,746	553,327
Gibson Energy, Inc. (1)	3,600	73,845
Intact Financial Corp. (1)	600	45,203
Keyera Corp. (1)	1,200	79,823
Kinross Gold Corp. (1)†	91,200	202,339
Linamar Corp. (1)	13,800	850,848
Magna International, Inc. (1)	19,526	1,043,864
Methanex Corp. (1)	600	32,123
Metro, Inc. (1)	3,405	92,266
National Bank of Canada (1)	3,000	109,526
Open Text Corp. (1)	968	51,100
Pembina Pipeline Corp. (1)	1,500	47,397
Penn West Petroleum Ltd. (1)	29,300	48,349
Royal Bank of Canada (1)	2,300	138,449
Saputo, Inc. (1)	800	21,987
Shaw Communications, Inc., Class B (1)	900	20,195
Suncor Energy, Inc. (1)	1,400	40,910
Toronto-Dominion Bank/The (1)	2,200	94,163
Vermilion Energy, Inc. (1)	400	16,817
West Fraser Timber Co., Ltd. (1)	2,300	117,674
Whitecap Resources, Inc. (1)	2,700	30,612

		6,086,390

Denmark - 1.3%
AP Moeller - Maersk A/S, Class B	32	66,887
Coloplast A/S, Class B	267	20,171
ISS A/S †	1,428	45,010
Novo Nordisk A/S, Class B	1,619	86,428
Pandora A/S (a)	7,426	676,101
TDC A/S	21,139	151,460

		1,046,057

	SHARES	VALUE (Note 5)
Finland - 0.9%
Fortum OYJ	5,734	$120,128
Metso OYJ	2,973	86,861
Neste Oil OYJ	2,108	55,314
Orion OYJ, Class B (a)	15,432	434,992

		697,295

Germany - 4.3%
Allianz SE	88	15,278
Aurubis AG	4,357	246,076
Bayer AG	1,674	250,457
Brenntag AG	637	38,057
Deutsche Lufthansa AG	7,619	106,687
Deutsche Post AG	1,335	41,592
Freenet AG	8,288	249,066
Hannover Rueck SE	2,371	245,006
HOCHTIEF AG	2,140	161,928
HUGO BOSS AG (a)	3,387	411,492
Merck KGaA (a)	4,893	547,614
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,194	256,569
OSRAM Licht AG	2,609	129,153
ProSiebenSat.1 Media AG	3,495	170,951
STADA Arzneimittel AG	457	15,206
Symrise AG	1,136	71,629
United Internet AG (a)	9,264	420,486

		3,377,247

Hong Kong - 0.2%
Noble Group Ltd.	181,000	121,241

Italy - 2.7%
Autogrill SpA †	17,505	169,565
Enel Green Power SpA	7,340	13,687
Enel SpA	123,261	556,823
Eni SpA (a)	23,211	401,739
Finmeccanica SpA †	13,953	165,736
GTECH SpA	2,791	55,288
Mediaset SpA †	33,002	150,216
Mediobanca SpA	12,005	114,858
Pirelli & C. SpA	7,774	128,681
Snam SpA	38,192	185,389
Terna Rete Elettrica Nazionale SpA	9,867	43,449
UnipolSai SpA	53,127	154,585

		2,140,016

Netherlands - 2.7%
Boskalis Westminster NV (a)	11,554	569,481
Delta Lloyd NV (a)	16,257	305,909
Heineken NV	1,220	93,118
Koninklijke Ahold NV (a)	25,999	512,333
Randstad Holding NV	2,859	173,312
Royal Dutch Shell PLC, A Shares (a)	7,009	209,139
Wolters Kluwer NV (a)	9,228	301,337

		2,164,629

Norway - 1.1%
Norsk Hydro ASA (a)	89,729	471,646
Orkla ASA	8,315	62,756
Statoil ASA	9,345	165,233
Telenor ASA	3,939	79,491
Yara International ASA	2,017	102,409

		881,535

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Singapore - 0.7%
ComfortDelGro Corp. Ltd.	175,800	$370,343
Singapore Airlines Ltd.	16,700	145,399

		515,742

Spain - 1.8%
Acerinox SA	15,123	254,374
ACS Actividades de Construccion y Servicios SA	1,687	59,710
Banco Santander SA (a)	27,186	203,796
Enagas SA	2,258	64,567
Endesa SA (a)	12,296	237,372
Gas Natural SDG SA	2,594	58,241
Iberdrola SA (a)	42,923	276,791
Repsol SA	1,782	33,173
Tecnicas Reunidas SA	2,815	118,156
Telefonica SA	8,002	113,864

		1,420,044

Sweden - 2.8%
Boliden AB	14,008	277,492
Electrolux AB, Series B (a)	14,698	419,898
Husqvarna AB, B Shares	62,577	453,282
ICA Gruppen AB	3,822	128,111
Meda AB, A Shares	1,339	21,158
Securitas AB, B Shares (a)	26,648	382,570
Skanska AB, B Shares	2,147	48,134
Tele2 AB, B Shares	11,728	140,276
Telefonaktiebolaget LM Ericsson, B Shares	9,610	120,653
TeliaSonera AB	31,263	198,667

		2,190,241

Switzerland - 2.6%
Actelion Ltd. †(a)	6,004	692,463
Baloise Holding AG	181	23,921
Flughafen Zuerich AG	130	102,283
Galenica AG	41	35,740
Geberit AG	460	172,139
Lonza Group AG †	1,198	149,149
Novartis AG	1,186	117,059
Roche Holding AG	852	234,123
Sonova Holding AG	334	46,343
Swiss Life Holding AG †	569	140,570
Swiss Re AG	2,453	236,611
Zurich Insurance Group AG †	371	125,399

		2,075,800

United Kingdom - 1.3%
Fiat Chrysler Automobiles NV †	19,118	310,363
Reed Elsevier NV (a)	28,211	702,950
Unilever NV CVA	331	13,832

		1,027,145

TOTAL COMMON STOCKS (cost $24,160,238)		25,022,366

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Porsche Automobil Holding SE
(cost $334,391)	3,741	366,350

	SHARES	VALUE (Note 5)
RIGHTS - 0.0% (b)

Spain - 0.0% (b)
Telefonica SA †
(cost $—)	8,002	$1,291

MONEY MARKET FUNDS - 65.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	34,112,550	34,112,550
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	17,930,033	17,930,033

TOTAL MONEY MARKET FUNDS (cost $52,042,583)		52,042,583

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $76,537,212)		77,432,590

SECURITIES SOLD SHORT - (27.8)%

COMMON STOCKS - (27.6)%

Belgium - (0.2)%
KBC Groep NV (2)†	(2,528)	(156,236)

Canada - (7.4)%
Agnico Eagle Mines Ltd. (1)	(14,800)	(411,205)
Agrium, Inc. (1)	(300)	(31,266)
Barrick Gold Corp. (1)	(38,000)	(415,538)
Bombardier, Inc., Class B (1)	(129,400)	(255,418)
CAE, Inc. (1)	(13,100)	(152,870)
Cameco Corp. (1)	(5,800)	(80,826)
Canadian Pacific Railway Ltd. (1)	(900)	(164,786)
Canadian Utilities Ltd., Class A (1)	(15,800)	(496,124)
Eldorado Gold Corp. (1)	(28,000)	(128,443)
First Quantum Minerals Ltd. (1)	(69,123)	(837,739)
Fortis, Inc. (1)	(2,900)	(88,336)
Franco-Nevada Corp. (1)	(8,300)	(402,238)
Goldcorp, Inc. (1)	(20,700)	(374,596)
Lundin Mining Corp. (1)†	(51,500)	(207,781)
MEG Energy Corp. (1)†	(12,700)	(205,157)
Potash Corp of Saskatchewan, Inc. (1)	(10,162)	(327,594)
Power Financial Corp. (1)	(1,300)	(38,480)
Precision Drilling Corp. (1)	(33,400)	(212,022)
Silver Wheaton Corp. (1)	(21,600)	(410,324)
SNC-Lavalin Group, Inc. (1)	(10,598)	(329,098)
Teck Resources Ltd., Class B (1)	(15,600)	(214,068)
Tourmaline Oil Corp. (1)†	(1,400)	(42,369)
Yamana Gold, Inc. (1)	(3,400)	(12,187)

		(5,838,465)

Denmark - (0.3)%
Carlsberg A/S, Class B	(2,182)	(179,920)
GN Store Nord A/S	(2,136)	(47,691)

		(227,611)

Finland - (0.8)%
Kone OYJ, Class B	(1,039)	(46,070)
Nokia OYJ	(9,013)	(68,722)
Nokian Renkaat OYJ	(13,778)	(410,609)
Stora Enso OYJ, R Shares	(4,540)	(46,680)
Wartsila OYJ	(540)	(23,884)

		(595,965)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Germany - (3.5)%
adidas AG	(4,547)	$(359,046)
Bayerische Motoren Werke AG	(2,465)	(306,979)
Bilfinger SE	(2,343)	(135,427)
Commerzbank AG †	(11,846)	(162,778)
Continental AG	(142)	(33,441)
Deutsche Bank AG	(7,573)	(262,463)
E.ON SE	(11,356)	(168,852)
GEA Group AG	(659)	(31,679)
Infineon Technologies AG	(4,384)	(52,156)
LANXESS AG	(1,330)	(70,736)
METRO AG	(6,376)	(216,082)
Rheinmetall AG	(8,969)	(431,402)
RWE AG	(7,193)	(183,133)
Salzgitter AG	(2,012)	(58,336)
SAP SE	(498)	(35,994)
ThyssenKrupp AG	(6,385)	(167,161)
Wacker Chemie AG	(331)	(38,207)
Wirecard AG	(1,532)	(64,567)

		(2,778,439)

Hong Kong - (0.6)%
Jardine Matheson Holdings Ltd. (2)	(7,700)	(484,638)

Italy - (2.8)%
A2A SpA	(16,250)	(16,874)
Banca Popolare dell’Emilia Romagna SC †	(5,014)	(43,607)
Banco Popolare SC †	(7,741)	(120,505)
Buzzi Unicem SpA	(5,657)	(84,706)
Mediolanum SpA	(13,246)	(106,817)
Moncler SpA	(17,302)	(290,057)
Prysmian SpA	(2,322)	(47,856)
Saipem SpA †	(16,968)	(172,598)
Salvatore Ferragamo SpA	(14,289)	(457,190)
Telecom Italia SpA	(378,595)	(443,298)
World Duty Free SpA †	(40,135)	(431,587)

		(2,215,095)

Luxembourg - (0.9)%
Altice SA †	(4,590)	(496,406)
ArcelorMittal	(5,241)	(49,174)
Tenaris SA	(13,929)	(195,257)

		(740,837)

Netherlands - (1.4)%
ASML Holding NV	(2,252)	(228,307)
Fugro NV CVA	(482)	(12,933)
Koninklijke KPN NV	(41,439)	(140,464)
Koninklijke Philips NV	(1,905)	(54,045)
OCI NV †	(1,542)	(47,721)
SBM Offshore NV †	(26,423)	(328,417)
TNT Express NV	(39,044)	(248,000)

		(1,059,887)

Norway - (1.0)%
DNO ASA †	(212,292)	(276,872)
Schibsted ASA	(8,349)	(482,781)

		(759,653)

	SHARES	VALUE (Note 5)
Singapore - (1.0)%
CapitaLand Ltd.	(149,400)	$(389,422)
Global Logistic Properties Ltd.	(119,600)	(230,839)
Golden Agri-Resources Ltd.	(299,100)	(92,559)
Keppel Corp. Ltd.	(6,700)	(43,899)

		(756,719)

Spain - (2.7)%
Amadeus IT Holding SA, A Shares	(6,485)	(277,928)
Banco Bilbao Vizcaya Argentaria SA	(18,033)	(182,125)
Banco de Sabadell SA	(17,967)	(43,900)
Banco Popular Espanol SA	(45,340)	(221,765)
Bankia SA †	(106,024)	(147,757)
CaixaBank SA	(16,780)	(79,579)
Distribuidora Internacional de Alimentacion SA	(7,058)	(55,080)
Ferrovial SA	(1,920)	(40,823)
Grifols SA	(7,362)	(315,452)
Inditex SA	(14,440)	(463,606)
Indra Sistemas SA	(7,787)	(91,272)
Obrascon Huarte Lain SA	(10,328)	(219,799)
Red Electrica Corp. SA	(393)	(31,956)

		(2,171,042)

Sweden - (1.5)%
Alfa Laval AB	(4,401)	(86,437)
Atlas Copco AB, A Shares	(1,018)	(32,956)
Elekta AB, B Shares	(10,167)	(91,393)
Getinge AB, B Shares	(9,767)	(241,331)
Hexagon AB, B Shares	(9,648)	(342,553)
Sandvik AB	(16,960)	(189,919)
Volvo AB, B Shares	(19,918)	(241,052)

		(1,225,641)

Switzerland - (2.6)%
Cie Financiere Richemont SA	(1,314)	(105,581)
Credit Suisse Group AG †	(21,445)	(576,955)
Dufry AG †	(2,671)	(394,896)
Holcim Ltd. †	(2,634)	(196,240)
Julius Baer Group Ltd. †	(4,497)	(224,778)
STMicroelectronics NV	(1,778)	(16,540)
Sulzer AG †	(250)	(27,442)
Swatch Group AG/The	(1,069)	(452,087)
Syngenta AG	(78)	(26,499)
UBS Group AG †	(8,007)	(150,140)

		(2,171,158)

United Kingdom - (0.6)%
CNH Industrial NV (2)	(53,347)	(437,194)

United States - (0.3)%
Valeant Pharmaceuticals International, Inc. †	(1,100)	(217,308)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $20,985,478)		(21,835,888)

PREFERRED STOCKS - (0.2)%

Germany - (0.2)%
Volkswagen AG
(proceeds $108,414)	(506)	(134,192)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
RIGHTS - 0.0%(b)

Spain - 0.0%(b)
Banco Bilbao Vizcaya Argentaria SA †	(18,033)	$(2,598)
Banco de Sabadell SA †	(17,967)	(4,560)

TOTAL RIGHTS SOLD SHORT (proceeds $—)		(7,158)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $21,093,892)		(21,977,238)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 70.1% (cost $55,443,320)		55,455,352

OTHER ASSETS IN EXCESS OF LIABILITIES - 29.9% (e)		23,647,288

NET ASSETS - 100.0%		$79,102,640

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,826,799	2.2%
Consumer Staples	1,387,436	1.8
Energy	282,114	0.4
Financials	(681,008)	(0.9)
Health Care	1,784,540	2.3
Industrials	(232,565)	(0.3)
Information Technology	42,536	0.1
Materials	(2,490,773)	(3.2)
Telecommunication Services	922,517	1.2
Utilities	571,173	0.7
Money Market Funds	52,042,583	65.8

Total Investments In Securities, At Value	55,455,352	70.1
Other Assets in Excess of Liabilities (e)	23,647,288	29.9

Net Assets	$79,102,640	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2015, the value of these securities was $4,669,515. In addition, $19,748,504 of cash collateral was pledged
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contract outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index January Futures	6/2015	CHF	1,628,796	$(9,626)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts and total return basket swap contracts in the amount of $13,660,000 at March 31, 2015.

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
7	Barclays Capital	Amsterdam Index Futures	4/2015	$745,899	$736,191	$(9,708)
35	Barclays Capital	CAC40 Index Futures	4/2015	1,892,834	1,895,235	2,401
6	Barclays Capital	DAX Index Futures	6/2015	1,944,383	1,937,144	(7,239)
40	Barclays Capital	FTSE 100 Index Futures	6/2015	4,016,325	3,991,533	(24,792)
3	Barclays Capital	FTSE/MIB Index Futures	6/2015	364,837	368,026	3,189
6	Barclays Capital	Hang Seng Index Futures	4/2015	949,360	965,437	16,077
6	Barclays Capital	IBEX 35 Index Futures	4/2015	715,975	741,296	25,321
8	Barclays Capital	MSCI Singapore Index Futures	4/2015	445,599	443,152	(2,447)
39	Barclays Capital	OMXS30 Index Futures	4/2015	746,498	750,823	4,325
292	Barclays Capital	S&P 500 E-Mini Futures	6/2015	30,186,209	30,087,681	(98,528)
22	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	3,007,416	3,006,056	(1,360)
10	Barclays Capital	SPI 200 Index Futures	6/2015	1,115,569	1,120,768	5,199
33	Barclays Capital	TOPIX Index Futures	6/2015	4,211,656	4,246,926	35,270

				50,342,560	50,290,268	(52,292)

Short Contracts:
65	Barclays Capital	Euro Stoxx 50 Index	6/2015	(2,511,319)	(2,537,751)	(26,432)

				$47,831,241	$47,752,517	$(78,724)

Cash held as collateral at Barclays Capital for futures contracts was $2,132,105 at March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	724,000	$552,675	$549,067	$(3,608)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	724,000	552,672	549,067	(3,605)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	822,205	656,829	648,503	(8,326)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	1,424,205	1,130,903	1,123,322	(7,581)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	743,291	764,277	767,280	3,003
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	743,291	764,199	767,280	3,081
Danish Krone, Expiring 06/17/15	CitiBank	DKK	220,500	32,055	31,818	(237)
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	311,500	45,298	44,949	(349)
Euro, Expiring 06/17/15	CitiBank	EUR	1,536,940	1,674,056	1,654,333	(19,723)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	1,583,940	1,725,243	1,704,922	(20,321)
British Pound, Expiring 06/17/15	CitiBank	GBP	1,034,501	1,576,021	1,533,774	(42,247)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	1,034,500	1,576,015	1,533,773	(42,242)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	3,718,500	478,945	479,577	632
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	3,718,500	478,940	479,577	637
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	132,500	33,252	33,303	51
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	221,500	55,727	55,672	(55)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	204,714,001	1,695,696	1,708,715	13,019
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	204,714,000	1,695,683	1,708,715	13,032
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	130,757	16,372	16,199	(173)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	1,214,758	153,254	150,481	(2,773)
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	15,000	11,007	11,130	123
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	14,999	11,005	11,130	125
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	439,500	51,693	51,095	(598)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	439,500	51,693	51,095	(598)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	136,357	98,870	99,169	299
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	284,358	206,200	206,808	608

				$16,088,580	$15,970,754	$(117,826)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(343,000)	$(273,821)	$(270,537)	$3,284
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(89,000)	(92,204)	(91,872)	332
Danish Krone, Expiring 06/17/15	CitiBank	DKK	(1,190,779)	(178,407)	(171,828)	6,579
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	(2,110,778)	(309,662)	(304,583)	5,079
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(974,000)	(1,030,575)	(1,048,394)	(17,819)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(770,000)	(94,521)	(95,385)	(864)
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	(1,143,619)	(135,147)	(132,954)	2,193
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(3,376,619)	(395,297)	(392,555)	2,742

				(2,509,634)	(2,508,108)	1,526

				$13,578,946	$13,462,646	$(116,300)

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $70,001 at March 31, 2015. Cash held as collateral at CitiBank for forward foreign currency exchange contracts was $140,000 at March 31, 2015.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at March 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$59,085

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	391	$23,595	$(305)

South Africa
Mondi PLC	3,479	55,302	11,554

United Kingdom
Amec Foster Wheeler PLC	11,522	152,314	1,811
Anglo American PLC	6,295	120,006	(25,990)
Ashtead Group PLC	1,759	21,446	6,764
Associated British Foods PLC	2,336	100,928	(3,440)
AstraZeneca PLC	4,228	284,248	5,871
BAE Systems PLC	3,394	21,327	4,975
Barratt Developments PLC	47,982	278,778	96,381
Berkeley Group Holdings PLC	7,340	264,861	21,955
BT Group PLC	55,135	333,321	24,938
Bunzl PLC	5,715	139,753	15,189
Centrica PLC	25,306	108,137	(13,485)
Compass Group PLC	8,741	132,328	19,409
Direct Line Insurance Group PLC	17,536	73,988	8,764
DS Smith PLC	15,003	76,823	(216)
GKN PLC	44,548	236,418	(118)
Hikma Pharmaceuticals PLC	9,032	307,244	(22,973)
Howden Joinery Group PLC	6,368	42,561	(766)
Imperial Tobacco Group PLC	7,626	333,264	1,260
ITV PLC	11,822	31,265	12,997
John Wood Group PLC	4,224	40,408	(763)
Kingfisher PLC	20,923	90,854	27,195
Man Group PLC	131,460	387,330	9,200
National Grid PLC	39,004	539,012	(37,575)
Next PLC	1,634	158,979	10,954
Persimmon PLC	10,556	(111)	14,987
Persimmon PLC	14,999	326,662	42,965
Royal Mail PLC	3,105	20,842	(703)
SABMiller PLC	261	14,076	(404)
Shire PLC	6,212	409,268	85,972
Sky PLC	3,614	45,454	7,715
Smith & Nephew PLC	4,802	73,412	8,470
SSE PLC	2,579	60,916	(3,680)
Tate & Lyle PLC	4,352	39,029	(526)
Taylor Wimpey PLC	146,923	308,986	27,817
Travis Perkins PLC	2,031	52,975	5,666
Vedanta Resources PLC	20,393	161,673	(10,998)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Vodafone Group PLC	38,927	$127,715	$(333)
Whitbread PLC	717	43,252	12,423
WPP PLC	607	13,836	(50)

			351,658

Total of Long Equity Positions			362,907

Short Positions

Switzerland
Coca-Cola HBC AG	(818)	(16,315)	1,601
Glencore PLC	(103,916)	(505,348)	66,641

			68,242

United Kingdom
Aberdeen Asset Management PLC	(37,928)	(237,054)	(20,983)
Admiral Group PLC	(15,529)	(344,610)	(7,007)
Aggreko PLC	(1,621)	(42,275)	5,607
Antofagasta PLC	(22,663)	(241,481)	(3,694)
ARM Holdings PLC	(24,463)	(329,504)	(67,806)
ASOS PLC	(7,089)	(252,950)	(126,501)
Burberry Group PLC	(3,645)	(79,468)	(14,137)
Croda International PLC	(718)	(24,846)	(4,274)
Diageo PLC	(2,204)	(57,010)	(3,896)
Eurasian Natural Resources Corp. Ltd.	(15)	(50)	(1)
Experian PLC	(6,992)	(107,214)	(8,524)
G4S PLC	(11,199)	(40,147)	(8,943)
Hargreaves Lansdown PLC	(47,537)	(762,702)	(48,147)
Inmarsat PLC	(36,981)	(435,747)	(70,694)
Intertek Group PLC	(2,182)	(85,409)	4,586
Ladbrokes PLC	(187,959)	(306,730)	16,848
Marks & Spencer Group PLC	(30,259)	(206,047)	(33,267)
Meggitt PLC	(6,060)	(40,462)	(8,798)
Old Mutual PLC	(5,059)	(13,409)	(3,198)
Petrofac Ltd.	(11,723)	(160,711)	(4,327)
Rolls-Royce Holdings PLC	(3,960)	(56,623)	772
Royal Bank of Scotland Group PLC	(11,303)	(54,838)	(2,261)
RSA Insurance Group PLC	(76,109)	(486,510)	12,121
Serco Group PLC	(118,179)	(421,796)	181,942
Serco Group PLC	(118,179)	—	(71,876)
Spectris PLC	(3,964)	(104,291)	(22,474)
Standard Chartered PLC	(4,092)	(66,950)	673
Tesco PLC	(71,860)	(225,098)	(31,410)
Weir Group PLC/The	(2,829)	(75,254)	3,868

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
William Hill PLC	(2,495)	$(13,855)	$154
WM Morrison Supermarkets PLC	(57,513)	(158,488)	(5,881)

			$(341,528)

Total of Short Equity Positions			(273,286)

Total of Long and Short Equity Positions			89,621

Net Cash and Other Receivables/ (Payables) (b)			(30,536)

Swaps, at Value			$59,085

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $4,200,032 at March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$76,714

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
ABC-Mart, Inc.	200	$11,801	$(104)
Ajinomoto Co., Inc.	3,000	59,190	6,625
Aozora Bank Ltd.	27,000	80,668	15,035
Asahi Kasei Corp.	23,000	189,555	30,087
Astellas Pharma, Inc.	12,100	167,654	30,603
Bandai Namco Holdings, Inc.	11,400	243,289	(21,400)
Bank of Yokohama Ltd./The	9,000	47,373	5,336
Bridgestone Corp.	1,400	44,466	11,590
Brother Industries Ltd.	1,100	16,492	985
Calbee, Inc.	4,200	119,434	62,897
Central Japan Railway Co.	1,100	112,936	85,855
Chubu Electric Power Co., Inc.	3,900	46,490	13
Chugai Pharmaceutical Co., Ltd.	4,600	122,154	23,026
Citizen Holdings Co., Ltd.	7,900	52,860	7,689
Dai Nippon Printing Co., Ltd.	7,000	55,872	12,120
Daicel Corp.	29,400	342,413	8,021
Daihatsu Motor Co., Ltd.	2,700	46,253	(4,955)
Dai-ichi Life Insurance Co., Ltd./The	11,900	177,273	(4,662)
Dentsu, Inc.	800	27,294	6,929
Electric Power Development Co., Ltd.	1,000	27,082	6,605
Fuji Electric Co., Ltd.	55,000	222,184	37,306
Fuji Heavy Industries Ltd.	24,900	756,405	70,182
FUJIFILM Holdings Corp.	7,600	219,102	51,279
Fujitsu Ltd.	68,000	372,246	91,489
Fukuoka Financial Group, Inc.	8,000	35,210	5,929
Gree, Inc.	12,500	83,108	3,867
Hino Motors Ltd.	3,000	37,297	5,389
Hirose Electric Co., Ltd.	105	12,284	1,235
Hitachi Chemical Co., Ltd.	1,800	26,837	11,599
Hitachi High-Technologies Corp.	9,500	254,569	34,539
Hitachi Metals Ltd.	8,000	135,887	(13,275)
Hoya Corp.	11,200	341,299	107,085
Inpex Corp.	1,900	24,110	(3,174)
Isuzu Motors Ltd.	11,300	143,893	6,029
ITOCHU Corp.	8,400	83,914	6,990
Japan Airlines Co., Ltd.	20,300	561,822	69,655
JGC Corp.	7,000	185,082	(46,079)
JSR Corp.	9,600	162,962	3,283

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
JTEKT Corp.	3,800	$49,732	$9,516
JX Holdings, Inc.	4,700	19,178	(1,094)
Kajima Corp.	45,000	182,293	26,336
Keisei Electric Railway Co., Ltd.	2,000	26,421	(1,598)
Keyence Corp.	200	80,697	28,443
Kobe Steel Ltd.	125,000	203,244	27,308
Konica Minolta, Inc.	5,100	39,592	12,093
Mabuchi Motor Co., Ltd.	7,300	280,011	106,173
Marubeni Corp.	8,000	48,511	(2,259)
Mazda Motor Corp.	10,100	220,697	(16,053)
MEIJI Holdings Co., Ltd.	900	79,340	30,288
Mitsubishi Chemical Holdings Corp.	9,800	50,363	6,527
Mitsubishi Electric Corp.	40,000	445,885	28,974
Mitsubishi Materials Corp.	11,000	27,527	9,436
Mitsubishi Motors Corp.	41,600	399,429	(24,332)
Mitsubishi Tanabe Pharma Corp.	2,000	34,658	(347)
Mitsui & Co., Ltd.	12,900	174,417	(1,658)
Murata Manufacturing Co., Ltd.	1,000	88,528	48,811
Nippon Express Co., Ltd.	47,000	246,359	16,245
Nippon Shokubai Co., Ltd.	6,000	88,564	(740)
Nippon Steel & Sumitomo Metal Corp.	43,000	102,019	6,101
Nippon Telegraph & Telephone Corp.	3,800	181,204	53,374
Nippon Yusen KK	12,000	33,758	762
Nissin Foods Holdings Co., Ltd.	700	34,663	(261)
Nitori Holdings Co., Ltd.	2,500	140,799	28,435
Nitto Denko Corp.	900	53,890	6,206
NOK Corp.	10,000	242,878	57,797
NTT Data Corp.	1,000	32,175	11,258
Omron Corp.	2,900	98,047	32,596
Oriental Land Co., Ltd.	2,800	127,038	84,973
Osaka Gas Co., Ltd.	36,000	135,926	14,618
Otsuka Corp.	4,100	156,537	18,186
Otsuka Holdings Co., Ltd.	7,700	242,287	(1,402)
Panasonic Corp.	38,000	400,425	98,593
Resona Holdings, Inc.	29,700	143,493	3,901
Rohm Co., Ltd.	6,400	340,365	96,966
Santen Pharmaceutical Co., Ltd.	10,500	117,319	35,832
Secom Co., Ltd.	1,200	56,632	23,408
Sekisui Chemical Co., Ltd.	25,000	290,885	33,490
Seven Bank Ltd.	3,900	14,225	5,005
Shimadzu Corp.	11,000	114,372	8,133

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Shimamura Co., Ltd.	200	$19,970	$(1,445)
Shimizu Corp.	32,000	218,648	(2,302)
Sojitz Corp.	52,300	79,322	8,110
Sony Corp.	9,900	213,171	51,591
Sumitomo Electric Industries Ltd.	1,100	12,886	1,533
Sumitomo Heavy Industries Ltd.	67,000	418,426	20,042
Sumitomo Metal Mining Co., Ltd.	2,000	23,171	6,060
Sumitomo Mitsui Financial Group, Inc.	600	25,827	(2,844)
Sumitomo Rubber Industries Ltd.	4,000	71,034	2,700
Suruga Bank Ltd.	1,900	30,522	8,935
Suzuki Motor Corp.	10,300	268,788	40,564
Sysmex Corp.	500	18,304	9,420
T&D Holdings, Inc.	3,100	31,846	10,736
Taiheiyo Cement Corp.	5,000	15,822	(555)
Taisei Corp.	22,000	101,172	23,003
TDK Corp.	2,800	131,281	66,980
THK Co., Ltd.	600	11,394	3,852
Tohoku Electric Power Co., Inc.	28,000	306,247	11,789
Tokio Marine Holdings, Inc.	1,800	49,634	18,310
Tokyo Electric Power Co., Inc.	98,600	366,949	6,247
Tokyo Gas Co., Ltd.	43,000	213,338	56,992
Toppan Printing Co., Ltd.	3,000	20,019	3,058
TOTO Ltd.	24,000	294,802	61,573
Toyo Suisan Kaisha Ltd.	1,000	27,252	7,931
West Japan Railway Co.	4,000	183,253	26,468
Yamaha Motor Co., Ltd.	11,500	222,011	55,032

			2,139,443

Total of Long Equity Positions			2,139,443

Short Positions

Japan
Acom Co., Ltd.	(138,700)	(369,734)	(111,237)
Advantest Corp.	(33,900)	(366,115)	(61,278)
Aeon Co., Ltd.	(54,200)	(531,993)	(62,550)
AEON Financial Service Co., Ltd.	(30,300)	(617,741)	(146,612)
Amada Co., Ltd.	(2,000)	(12,287)	(6,975)
Asahi Group Holdings Ltd.	(500)	(10,881)	(4,973)
Asics Corp.	(1,800)	(27,990)	(20,993)
Canon, Inc.	(400)	(10,412)	(3,741)
Chiyoda Corp.	(24,000)	(205,819)	797
Credit Saison Co., Ltd.	(5,800)	(101,148)	(2,897)
Daiichi Sankyo Co., Ltd.	(1,600)	(23,423)	(2,003)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Daikin Industries Ltd.	(5,600)	$(362,753)	$(11,630)
Daiwa Securities Group, Inc.	(29,000)	(227,248)	(1,037)
Denso Corp.	(3,200)	(127,616)	(18,257)
Don Quijote Holdings Co., Ltd.	(1,400)	(73,783)	(40,020)
Eisai Co., Ltd.	(1,300)	(44,140)	(48,326)
Fast Retailing Co., Ltd.	(1,300)	(454,184)	(48,471)
GS Yuasa Corp.	(43,000)	(200,603)	7,094
Hitachi Construction Machinery Co., Ltd.	(1,800)	(31,167)	(254)
Hitachi Ltd.	(10,000)	(62,481)	(5,817)
Honda Motor Co., Ltd.	(1,500)	(47,461)	(1,503)
IHI Corp.	(37,000)	(177,922)	4,920
Isetan Mitsukoshi Holdings Ltd.	(38,000)	(463,280)	(164,586)
J Front Retailing Co., Ltd.	(23,000)	(305,688)	(55,380)
Japan Display, Inc.	(119,300)	(402,970)	(22,674)
JFE Holdings, Inc.	(1,200)	(27,355)	867
Kakaku.com, Inc.	(10,200)	(150,772)	(18,484)
Kansai Electric Power Co., Inc./The	(23,800)	(203,349)	(23,486)
Kawasaki Heavy Industries Ltd.	(5,000)	(19,789)	(5,436)
Kintetsu Corp.	(8,000)	(23,816)	(5,535)
Komatsu Ltd.	(2,100)	(38,027)	(3,138)
Konami Corp.	(3,700)	(74,060)	4,840
Kubota Corp.	(13,000)	(190,411)	(14,975)
Kyocera Corp.	(3,400)	(175,327)	(10,492)
Kyowa Hakko Kirin Co., Ltd.	(1,000)	(11,258)	(1,776)
Kyushu Electric Power Co., Inc.	(18,900)	(180,298)	(2,818)
LIXIL Group Corp.	(6,800)	(147,396)	(13,531)
Marui Group Co., Ltd.	(47,500)	(392,907)	(145,350)
Mitsui Chemicals, Inc.	(19,000)	(38,221)	(22,708)
Mitsui OSK Lines Ltd.	(72,000)	(203,180)	(41,021)
Nidec Corp.	(3,000)	(178,589)	(20,557)
Nikon Corp.	(2,400)	(39,776)	7,596
Nintendo Co., Ltd.	(1,000)	(150,891)	4,166
Nippon Electric Glass Co., Ltd.	(52,000)	(221,550)	(32,584)
Nissan Motor Co., Ltd.	(11,300)	(90,713)	(24,215)
Nomura Holdings, Inc.	(29,700)	(164,878)	(9,569)
Obayashi Corp.	(49,000)	(287,913)	(29,708)
Odakyu Electric Railway Co., Ltd.	(3,000)	(25,767)	(4,787)
Olympus Corp.	(4,300)	(119,190)	(40,235)
Ono Pharmaceutical Co., Ltd.	(1,400)	(146,829)	(11,152)
Rakuten, Inc.	(47,600)	(522,276)	(315,872)
Ricoh Co., Ltd.	(50,600)	(525,119)	(25,076)
Sega Sammy Holdings, Inc.	(16,700)	(234,977)	(8,350)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Seiko Epson Corp.	(3,200)	$(58,861)	$2,185
Shimano, Inc.	(500)	(77,037)	2,736
Showa Shell Sekiyu KK	(1,500)	(14,586)	885
Softbank Corp.	(3,100)	(195,658)	15,116
Sumco Corp.	(28,100)	(465,544)	(5,036)
Sumitomo Corp.	(2,100)	(19,514)	(2,895)
Sumitomo Dainippon Pharma Co., Ltd.	(5,900)	(87,875)	17,994
Taiyo Nippon Sanso Corp.	(12,000)	(171,202)	7,908
Takeda Pharmaceutical Co., Ltd.	(1,000)	(37,468)	(12,450)
Teijin Ltd.	(11,000)	(21,106)	(16,215)
Terumo Corp.	(2,100)	(41,776)	(13,544)
Toray Industries, Inc.	(6,000)	(47,102)	(3,118)
Toshiba Corp.	(27,000)	(110,739)	(2,393)
Toyota Industries Corp.	(200)	(7,251)	(4,189)
Toyota Motor Corp.	(2,500)	(132,814)	(41,695)
Unicharm Corp.	(900)	(12,960)	(10,602)
Yahoo Japan Corp.	(121,000)	(427,025)	(72,062)
Yakult Honsha Co., Ltd.	(200)	(6,494)	(7,439)
Yamato Holdings Co., Ltd.	(14,800)	(299,858)	(41,263)
Yaskawa Electric Corp.	(57,000)	(681,922)	(151,089)
Yokogawa Electric Corp.	(17,300)	(201,890)	15,508
Yokohama Rubber Co., Ltd./The	(3,000)	(23,676)	(7,248)
			(1,970,695)

Total of Short Equity Positions			(1,970,695)

Total of Long and Short Equity Positions			168,748

Net Cash and Other Receivables/ (Payables) (b)			(92,034)

Swaps, at Value			$76,714

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	25-26 months maturity ranging from 07/22/2015 - 08/22/2015	$268,729

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Hong Kong
Bank of East Asia Ltd.	31,200	$124,516	$(231)
BOC Hong Kong Holdings Ltd.	7,000	22,771	2,194
CK Hutchison Holdings Ltd.	33,000	569,899	104,308
CLP Holdings Ltd.	30,500	264,970	1,604
Hang Lung Properties Ltd.	59,000	164,361	1,400
Henderson Land Development Co., Ltd.	3,000	20,186	889
Kerry Properties Ltd.	27,500	94,059	1,400
Li & Fung Ltd.	338,000	331,709	(1,650)
MTR Corp. Ltd.	83,500	329,040	68,112
New World Development Co., Ltd.	12,000	13,810	102
Power Assets Holdings Ltd.	31,500	295,849	25,698
Sino Land Co., Ltd.	252,000	411,229	(309)
SJM Holdings Ltd.	171,000	328,094	(104,755)
Swire Pacific Ltd.	5,000	57,035	11,028

			109,790

Total of Long Equity Positions			109,790

Short Positions

Hong Kong
AIA Group Ltd.	(27,800)	(163,105)	(11,437)
Cathay Pacific Airways Ltd.	(45,000)	(100,530)	(3,601)
Galaxy Entertainment Group Ltd.	(54,000)	(266,279)	21,100
HKT Trust & HKT Ltd.	(87,000)	(110,478)	(1,578)
Hong Kong & China Gas Co., Ltd.	(416,200)	(939,639)	(24,092)
Melco International Development Ltd.	(89,000)	(182,274)	32,507
MGM China Holdings Ltd.	(38,800)	(74,096)	1,199
Sands China Ltd.	(11,600)	(46,764)	(1,205)
Sun Hung Kai Properties Ltd.	(5,031)	(67,743)	(9,832)
Swire Properties Ltd.	(71,200)	(229,285)	(1,962)
Techtronic Industries Co., Ltd.	(48,000)	(154,990)	(6,837)
WH Group Ltd.	(939,500)	(501,018)	(32,629)
Wheelock & Co., Ltd.	(7,000)	(34,453)	(1,317)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Wynn Macau Ltd.	(137,200)	$(424,808)	$128,303

			88,619

United States
Samsonite International SA	(35,400)	(119,612)	(3,570)

Total of Short Equity Positions			85,049

Total of Long and Short Equity Positions			194,839

Net Cash and Other Receivables/ (Payables) (b)			73,890

Swaps, at Value			$268,729

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$274,022

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Amcor Ltd.	21,382	$176,016	$51,809
Boral Ltd.	21,232	85,171	17,749
Caltex Australia Ltd.	4,313	75,987	38,478
Challenger Ltd.	29,188	152,699	5,747
Coca-Cola Amatil Ltd.	5,000	35,644	5,293
CSL Ltd.	468	24,977	7,766
Echo Entertainment Group Ltd.	125,538	432,795	(2,140)
Macquarie Group Ltd.	7,781	342,281	110,000
Newcrest Mining Ltd.	30,130	291,888	11,989
Qantas Airways Ltd.	234,042	424,321	130,804
Sonic Healthcare Ltd.	1,015	13,422	2,347
Telstra Corp. Ltd.	86,031	367,754	45,235
Woodside Petroleum Ltd.	15,856	418,951	(3,541)
WorleyParsons Ltd.	1,784	21,604	(8,693)

			412,843

Ireland
James Hardie Industries PLC	2,088	18,842	5,311

Total of Long Equity Positions			418,154

Short Positions

Australia
AMP Ltd.	(7,147)	(27,347)	(7,536)
Cochlear Ltd.	(1,610)	(66,526)	(44,156)
Crown Resorts Ltd.	(10,655)	(106,002)	(2,146)
Flight Centre Travel Group Ltd.	(2,840)	(81,118)	(4,360)
Iluka Resources Ltd.	(56,260)	(301,252)	(61,396)
Orica Ltd.	(2,982)	(42,601)	(2,682)
QBE Insurance Group Ltd.	(49,367)	(481,568)	(6,416)
Santos Ltd.	(27,245)	(165,672)	18,293

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Seek Ltd.	(75,829)	$(979,469)	$(3,710)
Westpac Banking Corp.	(2,617)	(69,388)	(8,837)

			(122,946)

Total of Short Equity Positions			(122,946)

Total of Long and Short Equity Positions			295,208

Net Cash and Other Receivables/ (Payables) (b)			(21,186)

Swaps, at Value			$274,022

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	4-25 months maturity ranging from 02/20/2015 - 02/23/2017	$752,181

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	8,300	$369,450	$14,176

Ireland
Medtronic PLC	1,900	147,424	757
Seagate Technology PLC	1,000	61,150	(9,120)

			(8,363)

Singapore
Flextronics International Ltd.	59,200	713,489	36,871

Switzerland
TE Connectivity Ltd.	3,900	277,056	2,262

United Kingdom
Delphi Automotive PLC	4,800	376,800	5,952

United States
3M Co.	2,500	407,139	5,236
Abbott Laboratories	600	27,846	(48)
AbbVie, Inc.	11,800	689,609	1,163
Abercrombie & Fitch Co.	4,400	114,068	(17,092)
Activision Blizzard, Inc.	17,700	415,773	(13,541)
Acuity Brands, Inc.	500	81,745	2,335
Adobe Systems, Inc.	1,000	77,130	(3,190)
AES Corp.	3,500	40,740	4,235
Aetna, Inc.	6,800	657,945	66,459
Aflac, Inc.	6,300	394,022	9,241
AGCO Corp.	500	24,925	(1,105)
Agilent Technologies, Inc.	1,000	40,520	1,030
Akamai Technologies, Inc.	6,500	457,421	4,371
Alaska Air Group, Inc.	3,000	186,690	11,850
Alexion Pharmaceuticals, Inc.	1,600	286,352	(9,072)
Allstate Corp./The	800	56,242	694
Ally Financial, Inc.	8,800	184,491	133
Alnylam Pharmaceuticals, Inc.	1,100	106,348	8,514
Amdocs Ltd.	3,100	161,417	7,223
American Airlines Group, Inc.	5,800	278,458	27,666
American Electric Power Co., Inc.	3,200	185,184	(5,184)
American Express Co.	700	55,356	(672)
American International Group, Inc.	900	49,491	(180)
Ameriprise Financial, Inc.	4,900	673,897	(32,781)
AmerisourceBergen Corp.	3,600	395,529	13,683
Amgen, Inc.	5,500	856,089	23,086

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ANSYS, Inc.	800	$69,232	$1,320
Anthem, Inc.	3,900	568,324	33,875
AO Smith Corp.	2,900	182,874	7,540
Apollo Education Group, Inc.	12,300	320,784	(88,068)
Apple, Inc.	2,100	265,950	(4,647)
Applied Materials, Inc.	1,600	38,608	(2,512)
Archer-Daniels-Midland Co.	7,100	339,167	(2,627)
ARRIS Group, Inc.	15,400	407,484	37,499
Arrow Electronics, Inc.	9,900	615,087	(9,702)
Ashland, Inc.	300	38,187	6
Assurant, Inc.	3,200	195,586	926
Assured Guaranty Ltd.	1,900	49,666	475
Atmel Corp.	27,600	232,116	(4,968)
Atwood Oceanics, Inc.	4,100	134,279	(19,028)
Autodesk, Inc.	700	42,791	(1,743)
Avery Dennison Corp.	900	48,591	(972)
Avnet, Inc.	14,100	630,949	(3,499)
Avon Products, Inc.	41,700	362,214	(29,031)
Bed Bath & Beyond, Inc.	1,500	116,490	(1,328)
Best Buy Co., Inc.	12,600	494,556	(18,402)
Big Lots, Inc.	19,000	913,140	(570)
Biogen Idec, Inc.	2,000	795,820	48,660
Boeing Co./The	1,600	236,869	3,259
Boston Scientific Corp.	16,700	247,828	48,597
Brinker International, Inc.	2,500	148,925	4,975
Bristol-Myers Squibb Co.	300	18,030	1,320
Broadcom Corp.	8,300	371,246	(11,897)
Broadridge Financial Solutions, Inc.	4,100	215,419	10,122
Brocade Communications Systems, Inc.	69,600	858,191	(32,387)
Brunswick Corp./DE	2,700	152,253	(13,338)
CA, Inc.	9,200	299,736	276
California Resources Corp.	41,500	292,417	23,398
Capital One Financial Corp.	1,800	142,440	(564)
Cardinal Health, Inc.	1,500	131,433	3,972
Carter’s, Inc.	4,000	348,935	20,945
CBOE Holdings, Inc.	1,300	81,387	(6,760)
CBS Corp.	600	36,120	258
CDW Corp.	9,400	338,866	11,190
Celanese Corp.	1,300	75,192	(2,574)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Celgene Corp.	1,600	$186,112	$(1,664)
Centene Corp.	2,200	132,253	23,265
CF Industries Holdings, Inc.	700	206,686	(8,110)
Chico’s FAS, Inc.	13,500	241,257	(2,442)
Cigna Corp.	4,100	473,468	57,236
Cintas Corp.	3,200	261,214	2
Cisco Systems, Inc.	26,200	742,896	(21,741)
CIT Group, Inc.	600	26,469	603
Citrix Systems, Inc.	3,200	205,312	(928)
Cliffs Natural Resources, Inc.	68,900	473,313	(141,904)
Coach, Inc.	7,200	284,112	14,184
Coca-Cola Enterprises, Inc.	5,600	245,400	2,120
Cognizant Technology Solutions Corp.	3,300	198,627	7,260
Community Health Systems, Inc.	1,900	94,817	4,515
CommVault Systems, Inc.	1,500	65,340	210
Compass Minerals International, Inc.	700	64,463	784
Computer Sciences Corp.	2,100	139,697	(2,609)
Con-way, Inc.	2,600	114,790	(52)
Corning, Inc.	27,800	671,964	(41,460)
CR Bard, Inc.	2,300	401,787	(16,882)
Crane Co.	1,600	100,643	(787)
CSX Corp.	11,000	376,418	(12,098)
Cummins, Inc.	3,200	444,342	(694)
CVS Health Corp.	3,100	319,475	476
Danaher Corp.	1,200	104,160	(2,280)
Deckers Outdoor Corp.	6,400	469,402	(3,034)
Delta Air Lines, Inc.	21,400	957,864	4,280
Denbury Resources, Inc.	25,500	198,480	(12,585)
Devon Energy Corp.	700	42,179	38
Dillards, Inc.	2,100	255,906	30,765
Discover Financial Services	3,800	218,504	(4,374)
DISH Network Corp.	800	61,384	(5,336)
Dollar General Corp.	6,100	424,316	35,502
Dollar Tree, Inc.	8,100	621,513	35,762
Domino’s Pizza, Inc.	200	20,134	(24)
Dover Corp.	800	59,432	(4,136)
Dow Chemical Co./The	5,800	287,506	(9,222)
DR Horton, Inc.	900	24,633	999
Dr. Pepper Snapple Group, Inc.	4,900	381,220	3,331
DST Systems, Inc.	1,800	195,642	3,636
DSW, Inc.	1,100	39,908	660
DTE Energy Co.	400	32,764	(488)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dun & Bradstreet Corp./The	3,100	$395,029	$2,887
eBay, Inc.	8,400	473,886	10,626
Edwards Lifesciences Corp.	4,400	586,272	40,552
Electronic Arts, Inc.	7,200	406,760	16,708
EMC Corp.	3,500	99,050	(9,590)
Emerson Electric Co.	700	40,614	(980)
Energizer Holdings, Inc.	500	67,782	1,243
EOG Resources, Inc.	400	38,030	(1,354)
Equifax, Inc.	500	46,260	240
Estee Lauder Cos., Inc./The	1,300	107,384	724
Expedia, Inc.	3,400	309,606	10,436
F5 Networks, Inc.	400	46,572	(596)
Fairchild Semiconductor International, Inc.	23,600	388,456	40,592
FedEx Corp.	1,400	247,214	(15,584)
Fifth Third BanCorp.	1,000	19,470	(620)
First Solar, Inc.	9,000	522,886	15,224
Flowserve Corp.	400	23,832	(1,236)
Fluor Corp.	500	28,785	(205)
FNF Group	700	26,887	(1,155)
Foot Locker, Inc.	6,000	322,674	55,326
Ford Motor Co.	10,800	173,988	324
Fossil Group, Inc.	2,600	258,232	(43,862)
Franklin Resources, Inc.	1,300	70,343	(3,627)
GameStop Corp.	700	26,152	420
Gannett Co., Inc.	9,600	334,080	21,888
Gap, Inc./The	13,600	556,988	32,300
General Dynamics Corp.	5,000	687,084	(8,434)
General Electric Co.	18,400	459,445	(2,941)
General Motors Co.	13,400	499,067	3,433
Genworth Financial, Inc.	17,800	156,996	(26,878)
Gilead Sciences, Inc.	12,000	1,246,080	(68,520)
GNC Holdings, Inc.	500	22,814	1,721
Goodyear Tire & Rubber Co./The	10,400	269,444	12,188
Google, Inc.	700	388,632	(342)
Graham Holdings Co.	100	106,000	(1,037)
H&R Block, Inc.	1,400	44,631	267
Halliburton Co.	5,300	237,811	(5,247)
Harman International Industries, Inc.	1,700	233,172	(6,001)
Harris Corp.	200	15,624	128
HCA Holdings, Inc.	10,700	741,724	63,237
Health Net, Inc.	17,000	973,147	55,183
Helix Energy Solutions Group, Inc.	22,600	314,294	23,802
Hess Corp.	800	61,872	(7,576)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hewlett-Packard Co.	39,500	$1,394,175	$(163,355)
Home Depot, Inc./The	2,900	325,114	4,355
Hubbell, Inc.	1,200	136,269	(4,725)
Humana, Inc.	2,900	449,094	67,164
Huntington Ingalls Industries, Inc.	6,500	863,365	47,610
IAC/InterActiveCorp.	2,200	144,056	4,378
IDEX Corp.	400	30,656	(324)
IDEXX Laboratories, Inc.	600	93,606	(918)
IHS, Inc.	2,200	262,020	(11,748)
Informatica Corp.	4,700	206,142	(24)
Ingersoll-Rand PLC	800	54,208	256
Integrated Device Technology, Inc.	30,900	631,271	(12,653)
Intel Corp.	21,100	682,660	(22,863)
International Business Machines Corp.	800	128,768	(368)
International Paper Co.	7,800	434,433	(1,611)
Interpublic Group of Cos., Inc./The	9,000	197,134	1,946
Intuit, Inc.	200	18,018	1,374
Invesco Ltd.	7,400	293,521	185
ITT Corp.	3,700	151,533	(3,866)
Jabil Circuit, Inc.	10,500	233,415	12,075
Jacobs Engineering Group, Inc.	1,400	60,550	2,674
JetBlue Airways Corp.	5,300	89,146	12,879
Johnson & Johnson	4,600	461,606	1,154
JPMorgan Chase & Co.	11,700	705,847	2,939
Juniper Networks, Inc.	11,700	279,981	(15,795)
KBR, Inc.	21,500	377,539	(66,219)
KeyCorp.	1,000	14,150	10
Kimberly-Clark Corp.	1,400	150,050	(96)
KLA-Tencor Corp.	600	38,358	(3,384)
KLX, Inc.	2,000	80,594	(3,514)
Kroger Co./The	4,000	296,968	9,672
L Brands, Inc.	2,900	268,455	4,986
L-3 Communications Holdings, Inc.	2,300	297,413	(8,096)
Lam Research Corp.	2,600	212,953	(30,342)
Lear Corp.	3,700	400,673	9,361
Lennox International, Inc.	900	94,293	6,228
Lexmark International, Inc.	7,900	349,743	(15,257)
Liberty Interactive Corp.	3,700	105,961	2,042

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LifePoint Hospitals, Inc.	2,100	$147,672	$6,573
Lincoln Electric Holdings, Inc.	2,700	178,561	(2,008)
Lincoln National Corp.	7,200	414,962	(1,250)
Lockheed Martin Corp.	1,100	217,327	5,929
Lowe’s Cos., Inc.	5,000	363,296	8,654
LyondellBasell Industries NV	8,400	753,961	(16,441)
Macy’s, Inc.	900	57,360	1,059
ManpowerGroup, Inc.	5,300	422,845	33,750
Marathon Oil Corp.	2,700	74,597	(4,100)
Marathon Petroleum Corp.	4,600	469,608	1,386
Marvell Technology Group Ltd.	21,200	345,697	(34,057)
Masco Corp.	6,800	180,556	1,004
MasterCard, Inc.	500	43,760	(565)
McGraw Hill Financial, Inc.	1,300	134,160	260
Medivation, Inc.	2,600	324,643	10,939
Merck & Co., Inc.	8,300	486,199	(9,115)
MetLife, Inc.	17,600	903,344	(13,664)
Micron Technology, Inc.	13,500	407,781	(41,526)
Microsoft Corp.	12,000	515,958	(28,098)
Molson Coors Brewing Co.	2,200	166,980	(3,190)
Monster Beverage Corp.	2,500	296,762	49,225
Moody’s Corp.	500	49,040	2,860
Morgan Stanley	15,800	580,033	(16,131)
Mosaic Co./The	400	20,804	(2,380)
Murphy USA, Inc.	1,300	90,263	3,818
Nabors Industries Ltd.	32,300	416,398	24,497
NASDAQ OMX Group, Inc./The	4,700	234,624	4,794
National Oilwell Varco, Inc.	300	16,539	(1,542)
Navient Corp.	30,500	642,079	(22,014)
NCR Corp.	4,900	146,314	(1,715)
NetApp, Inc.	9,900	374,121	(23,067)
Newfield Exploration Co.	11,000	361,005	24,985
News Corp.	900	15,318	(909)
NIKE, Inc.	5,700	524,316	47,565
Nordstrom, Inc.	700	55,350	874
Norfolk Southern Corp.	500	55,335	(3,875)
Northrop Grumman Corp.	3,600	603,360	(23,904)
NVIDIA Corp.	13,700	306,537	(19,865)
Oil States International, Inc.	1,700	73,593	(5,984)
ON Semiconductor Corp.	28,300	337,129	5,584
Oracle Corp.	9,300	407,712	(6,417)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Orbital ATK, Inc.	1,900	$137,748	$7,849
O’Reilly Automotive, Inc.	200	41,140	2,108
Oshkosh Corp.	1,500	70,155	3,030
Parker Hannifin Corp.	1,200	147,840	(5,304)
PBF Energy, Inc.	1,300	39,002	5,094
PepsiCo, Inc.	5,300	505,960	826
Pfizer, Inc.	9,500	328,510	1,995
Phillips 66	2,600	203,431	929
Pilgrim’s Pride Corp.	11,000	295,958	(47,468)
Pitney Bowes, Inc.	16,200	368,512	9,272
Procter & Gamble Co./The	4,400	363,316	(2,780)
PTC, Inc.	6,400	221,504	9,984
Public Service Enterprise Group, Inc.	6,200	245,830	14,074
PulteGroup, Inc.	7,100	162,732	(4,899)
Qorvo, Inc.	1,475	102,424	15,133
Quanta Services, Inc.	2,300	65,964	(345)
Quintiles Transnational Holdings, Inc.	1,100	70,411	3,256
Rackspace Hosting, Inc.	6,100	304,207	10,492
Ralph Lauren Corp.	4,100	541,374	(2,224)
Raytheon Co.	2,600	278,100	5,950
Red Hat, Inc.	200	13,720	1,430
Regal-Beloit Corp.	1,100	85,837	2,075
Regions Financial Corp.	1,500	14,391	(216)
Reinsurance Group of America, Inc.	2,900	260,364	9,887
Reliance Steel & Aluminum Co.	300	16,320	2,004
Rite Aid Corp.	24,300	199,260	11,907
Robert Half International, Inc.	300	18,337	(181)
Rock-Tenn Co.	5,700	394,250	(26,600)
Rockwell Automation, Inc.	800	94,256	(1,464)
Rosetta Resources, Inc.	13,900	240,415	(3,837)
Ross Stores, Inc.	3,000	298,094	17,986
Ryder System, Inc.	500	47,060	385
SEI Investments Co.	3,400	146,846	3,060
Skyworks Solutions, Inc.	5,800	479,892	90,190
SM Energy Co.	6,100	288,579	26,669
Snap-on, Inc.	600	85,580	2,656
SolarWinds, Inc.	900	45,090	1,026
Southwest Airlines Co.	10,000	437,134	5,867
Spirit AeroSystems Holdings, Inc.	12,100	600,592	31,149
Spirit Airlines, Inc.	1,600	125,264	(1,488)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SPX Corp.	400	$34,120	$(160)
Staples, Inc.	22,200	377,104	(15,577)
State Street Corp.	5,500	424,985	(20,570)
Steel Dynamics, Inc.	6,700	127,759	6,911
Superior Energy Services, Inc.	11,800	260,898	2,714
SUPERVALU, Inc.	57,100	588,130	75,943
Symantec Corp.	13,900	361,400	(36,627)
Target Corp.	5,400	429,344	13,834
Teradyne, Inc.	6,800	127,878	302
Terex Corp.	18,500	483,206	8,709
Tesoro Corp.	1,200	105,415	4,133
Texas Instruments, Inc.	2,100	118,902	1,187
Thermo Fisher Scientific, Inc.	500	64,015	3,155
Thoratec Corp.	5,600	226,072	8,512
Time Warner, Inc.	2,700	227,016	972
Timken Co./The	10,300	438,162	(4,120)
TJX Cos., Inc./The	6,400	438,799	9,521
Towers Watson & Co.	800	105,768	(20)
Travelers Cos., Inc./The	100	10,800	13
Trinity Industries, Inc.	8,400	264,618	33,666
Tupperware Brands Corp.	1,800	130,572	(6,336)
Tyco International PLC	300	12,936	(18)
Tyson Foods, Inc.	4,500	182,835	(10,485)
Ulta Salon Cosmetics & Fragrance, Inc.	400	54,364	5,976
Union Pacific Corp.	2,200	255,404	(17,122)
United States Steel Corp.	11,900	300,308	(9,948)
United Therapeutics Corp.	6,100	946,354	105,500
UnitedHealth Group, Inc.	6,500	746,694	22,191
Universal Health Services, Inc.	2,200	253,145	5,817
Unum Group	10,400	358,281	(7,489)
Urban Outfitters, Inc.	6,600	252,516	48,774
Valero Energy Corp.	14,700	869,335	65,879
VCA, Inc.	1,700	89,505	3,689
VeriSign, Inc.	3,000	193,586	7,324
VF Corp.	6,500	480,816	8,699
Viacom, Inc.	1,800	124,812	(1,872)
Voya Financial, Inc.	4,000	172,520	(80)
WABCO Holdings, Inc.	900	99,090	11,502
Waddell & Reed Financial, Inc.	7,200	360,504	(3,816)
Walgreens Boots Alliance, Inc.	1,600	124,800	10,688

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wal-Mart Stores, Inc.	4,100	$337,226	$(1)
Waters Corp.	500	59,995	2,165
Western Digital Corp.	4,900	511,175	(65,226)
Western Refining, Inc.	5,200	255,339	1,489
Westlake Chemical Corp.	2,300	154,239	11,223
Whirlpool Corp.	2,100	434,468	(10,142)
Whiting Petroleum Corp.	5,400	212,166	(45,306)
Williams-Sonoma, Inc.	2,900	236,930	(5,771)
Xerox Corp.	17,000	232,730	(14,280)
Xilinx, Inc.	2,600	109,005	975
Yahoo!, Inc.	10,500	458,304	8,264
Yum! Brands, Inc.	600	45,630	1,602

			438,401

Total of Long Equity Positions			489,299

Short Positions

Canada
Restaurant Brands International, Inc.	(21,100)	(825,948)	15,497

Hong Kong
Michael Kors Holdings Ltd.	(4,100)	(298,275)	28,700

Ireland
Alkermes PLC	(10,000)	(707,850)	98,150
Endo International PLC	(9,400)	(802,478)	(40,702)

			57,448

Netherlands
Core Laboratories NV	(8,200)	(919,828)	63,010
Sensata Technologies Holding NV	(19,200)	(1,022,848)	(80,192)

			(17,182)

Norway
Golar LNG Ltd.	(20,200)	(694,915)	22,659
Seadrill Ltd.	(22,600)	(285,890)	74,580

			97,239

Panama
Copa Holdings SA	(1,500)	(170,595)	19,140

Switzerland
Weatherford International PLC	(14,400)	(179,993)	2,873

United Kingdom
Aon PLC	(1,100)	(110,781)	5,049
Ensco PLC	(10,000)	(310,700)	100,000
Noble Corp. PLC	(5,800)	(112,984)	30,160
Willis Group Holdings PLC	(7,000)	(333,830)	(3,430)

			131,779

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
Actavis PLC	(1,900)	$(545,110)	$(20,368)
ADT Corp./The	(8,400)	(327,600)	(21,168)
Advance Auto Parts, Inc.	(1,700)	(253,325)	(1,148)
AECOM Technology Corp.	(24,200)	(713,877)	(31,967)
Air Lease Corp.	(4,700)	(179,634)	2,256
Airgas, Inc.	(400)	(46,376)	3,932
Akorn, Inc.	(9,800)	(439,803)	(25,795)
Alcoa, Inc.	(3,800)	(59,850)	10,754
Align Technology, Inc.	(4,000)	(223,263)	8,123
Allegheny Technologies, Inc.	(8,100)	(267,705)	24,624
Alliance Data Systems Corp.	(3,200)	(915,772)	(32,228)
Altera Corp.	(1,000)	(36,240)	(6,670)
Amazon.com, Inc.	(1,000)	(375,430)	3,330
AMC Networks, Inc.	(400)	(27,528)	(3,128)
American Eagle Outfitters, Inc.	(4,000)	(58,080)	(10,240)
AMETEK, Inc.	(2,400)	(123,600)	(2,496)
Amphenol Corp.	(3,100)	(173,600)	(9,083)
Antero Resources Corp.	(14,300)	(517,074)	11,998
Apache Corp.	(1,100)	(73,469)	7,106
Armstrong World Industries, Inc.	(1,200)	(62,232)	(6,732)
Arthur J Gallagher & Co.	(3,100)	(148,800)	3,875
AT&T, Inc.	(4,300)	(149,253)	8,858
AutoNation, Inc.	(700)	(44,205)	(826)
Avis Budget Group, Inc.	(2,300)	(144,249)	8,514
B/E Aerospace, Inc.	(3,000)	(184,530)	(6,330)
Ball Corp.	(300)	(22,317)	1,125
BioMarin Pharmaceutical, Inc.	(4,100)	(416,191)	(94,751)
BorgWarner, Inc.	(9,800)	(585,492)	(7,212)
Brookdale Senior Living, Inc.	(20,500)	(751,120)	(22,960)
Brown-Forman Corp.	(900)	(82,116)	801
Cabela’s, Inc.	(8,300)	(435,999)	(28,635)
Cablevision Systems Corp.	(1,200)	(23,700)	1,740
Cabot Oil & Gas Corp.	(18,700)	(526,421)	(25,790)
Calpine Corp.	(2,100)	(44,604)	(3,423)
Campbell Soup Co.	(1,700)	(79,730)	595
CarMax, Inc.	(8,500)	(570,423)	(16,162)
Carnival Corp.	(2,000)	(86,580)	(9,100)
Catamaran Corp.	(10,700)	(564,853)	(72,225)
CDK Global, Inc.	(1,200)	(55,891)	(221)
CenterPoint Energy, Inc.	(2,100)	(43,697)	836
CenturyLink, Inc.	(6,700)	(262,841)	31,356
CH Robinson Worldwide, Inc.	(1,000)	(71,810)	(1,410)
Charles River Laboratories International, Inc.	(500)	(39,257)	(388)
Charles Schwab Corp./The	(5,900)	(175,474)	(4,122)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charter Communications, Inc.	(300)	$(52,935)	$(4,998)
Cheniere Energy, Inc.	(4,400)	(334,971)	(5,589)
Chipotle Mexican Grill, Inc.	(400)	(265,964)	5,748
Church & Dwight Co., Inc.	(300)	(25,296)	(330)
Ciena Corp.	(11,600)	(234,204)	10,208
Cimarex Energy Co.	(1,100)	(125,536)	(1,063)
Citigroup, Inc.	(2,000)	(103,380)	340
Clean Harbors, Inc.	(10,100)	(517,838)	(55,640)
Clorox Co./The	(700)	(76,202)	(1,071)
CME Group, Inc.	(2,300)	(216,660)	(1,173)
Cobalt International Energy, Inc.	(21,100)	(190,904)	(7,647)
Colfax Corp.	(8,900)	(461,821)	37,024
ConAgra Foods, Inc.	(1,100)	(37,136)	(3,047)
Concho Resources, Inc.	(2,600)	(297,159)	(4,233)
CONSOL Energy, Inc.	(20,900)	(616,561)	33,660
Constellation Brands, Inc.	(2,400)	(274,981)	(3,923)
Cooper Cos., Inc./The	(400)	(65,320)	(9,648)
CoStar Group, Inc.	(3,400)	(638,970)	(33,652)
Cree, Inc.	(5,200)	(197,288)	12,740
Crown Holdings, Inc.	(4,100)	(205,861)	(15,621)
Cullen/Frost Bankers, Inc.	(4,500)	(314,865)	4,005
Cypress Semiconductor Corp.	(19,100)	(270,758)	1,257
Darden Restaurants, Inc.	(700)	(43,015)	(5,523)
DaVita HealthCare Partners, Inc.	(4,600)	(369,867)	(4,021)
Dean Foods Co.	(6,200)	(100,812)	(1,674)
Discovery Communications, Inc.	(3,100)	(97,454)	2,098
Dominion Resources, Inc.	(9,900)	(694,860)	(6,753)
Dril-Quip, Inc.	(700)	(52,647)	4,774
Dunkin’ Brands Group, Inc.	(2,300)	(108,574)	(814)
E*TRADE Financial Corp.	(2,900)	(74,994)	(7,816)
Eagle Materials, Inc.	(1,500)	(122,325)	(3,015)
Ecolab, Inc.	(1,900)	(212,173)	(5,149)
EI du Pont de Nemours & Co.	(500)	(38,215)	2,480
Energen Corp.	(900)	(62,491)	3,091
Envision Healthcare Holdings Inc	(17,500)	(649,546)	(21,579)
EQT Corp.	(1,600)	(128,788)	(3,804)
Eversource Energy	(6,200)	(309,654)	(3,570)
Exelon Corp.	(600)	(19,599)	(567)
Expeditors International of Washington, Inc.	(800)	(36,688)	(1,856)
Express Scripts Holding Co.	(1,000)	(85,190)	(1,580)
Facebook, Inc.	(800)	(63,779)	(1,993)
Fastenal Co.	(19,200)	(813,071)	17,519
FEI Co.	(1,400)	(112,679)	5,803

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Horizon National Corp.	(14,000)	$(204,960)	$4,900
First Niagara Financial Group, Inc.	(57,600)	(511,353)	2,169
First Republic Bank	(7,400)	(418,026)	(4,440)
FirstEnergy Corp.	(4,700)	(164,606)	(176)
FleetCor Technologies, Inc.	(3,300)	(501,113)	3,077
FMC Technologies, Inc.	(4,400)	(189,332)	26,488
Forest City Enterprises, Inc.	(4,900)	(121,166)	(3,882)
Fortinet, Inc.	(1,600)	(53,898)	(2,022)
Fortune Brands Home & Security, Inc.	(2,200)	(103,378)	(1,078)
Freeport-McMoRan, Inc.	(6,900)	(138,296)	7,541
Frontier Communications Corp.	(72,700)	(569,027)	56,492
Genesee & Wyoming, Inc.	(4,900)	(465,094)	(7,462)
Gentex Corp.	(13,100)	(233,730)	(6,000)
Groupon, Inc.	(16,800)	(135,408)	14,280
Hain Celestial Group, Inc./The	(9,000)	(534,870)	(41,580)
Hanesbrands, Inc.	(3,200)	(94,368)	(12,864)
Harley-Davidson, Inc.	(300)	(19,296)	1,074
Helmerich & Payne, Inc.	(1,300)	(90,332)	1,841
Hershey Co./The	(700)	(74,137)	3,500
Hertz Global Holdings, Inc.	(21,100)	(486,605)	29,157
Hexcel Corp.	(3,500)	(160,545)	(19,425)
Hilton Worldwide Holdings, Inc.	(1,400)	(40,110)	(1,358)
Hologic, Inc.	(7,000)	(213,570)	(17,605)
HomeAway, Inc.	(6,100)	(183,305)	(732)
Howard Hughes Corp./The	(1,900)	(281,260)	(13,278)
Huntsman Corp.	(7,700)	(165,374)	(5,335)
Illumina, Inc.	(3,000)	(562,709)	5,789
Incyte Corp. Ltd.	(6,900)	(536,820)	(95,634)
Intercontinental Exchange, Inc.	(500)	(117,405)	770
Intuitive Surgical, Inc.	(100)	(51,400)	897
ITC Holdings Corp.	(10,000)	(366,122)	(8,178)
Janus Capital Group, Inc.	(4,600)	(79,350)	276
Jarden Corp.	(8,100)	(421,362)	(7,128)
Jazz Pharmaceuticals PLC	(5,400)	(927,054)	(6,012)
JB Hunt Transport Services, Inc.	(3,400)	(283,016)	(7,327)
JDS Uniphase Corp.	(32,500)	(433,136)	6,736
Johnson Controls, Inc.	(1,000)	(48,850)	(1,590)
Joy Global, Inc.	(700)	(31,003)	3,577
Kansas City Southern	(3,400)	(405,450)	58,378
Kate Spade & Co.	(18,300)	(596,581)	(14,456)
KB Home	(1,100)	(15,961)	(1,221)
Keurig Green Mountain, Inc.	(4,900)	(589,140)	41,663
Kinder Morgan, Inc.	(16,100)	(675,103)	(2,063)
Kirby Corp.	(400)	(31,500)	1,480
Knowles Corp.	(5,800)	(110,086)	(1,680)
Kohl’s Corp.	(300)	(20,655)	(2,820)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Laboratory Corp. of America Holdings	(200)	$(23,452)	$(1,766)
Laredo Petroleum, Inc.	(2,800)	(36,292)	(220)
Las Vegas Sands Corp.	(1,300)	(78,559)	7,007
Lennar Corp.	(10,200)	(514,182)	(14,280)
Level 3 Communications, Inc.	(28,500)	(1,534,407)	(33)
LinkedIn Corp.	(2,800)	(744,100)	44,492
Lions Gate Entertainment Corp.	(14,900)	(475,161)	(30,247)
Loews Corp.	(10,900)	(459,660)	14,613
Louisiana-Pacific Corp.	(28,900)	(498,085)	20,946
M&T Bank Corp.	(2,700)	(334,881)	(8,019)
Madison Square Garden Co./The	(300)	(23,562)	(1,833)
Mallinckrodt PLC	(3,300)	(387,321)	(30,624)
Manitowoc Co., Inc./The	(3,700)	(80,660)	888
Marriott International, Inc.	(700)	(56,903)	679
Martin Marietta Materials, Inc.	(4,600)	(660,612)	17,532
Mattel, Inc.	(2,700)	(72,954)	11,259
McCormick & Co., Inc.	(1,000)	(74,570)	(2,540)
McKesson Corp.	(800)	(180,840)	(120)
MDC Holdings, Inc.	(1,700)	(46,328)	(2,122)
MDU Resources Group, Inc.	(23,200)	(487,637)	(7,451)
MEDNAX, Inc.	(500)	(35,455)	(800)
Mettler-Toledo International, Inc.	(400)	(123,652)	(7,808)
MGM Resorts International	(19,300)	(422,091)	16,212
Mohawk Industries, Inc.	(300)	(51,432)	(4,293)
Motorola Solutions, Inc.	(7,700)	(537,383)	24,024
MRC Global, Inc.	(28,800)	(390,528)	49,248
MSC Industrial Direct Co., Inc.	(3,200)	(246,752)	15,712
Mylan NV	(4,200)	(259,659)	10,389
National Fuel Gas Co.	(10,300)	(640,740)	19,341
Navistar International Corp.	(12,700)	(362,204)	(12,446)
Netflix, Inc.	(1,100)	(516,956)	58,597
NetSuite, Inc.	(10,300)	(997,765)	42,337
Newell Rubbermaid, Inc.	(1,900)	(75,810)	1,577
NextEra Energy, Inc.	(800)	(82,324)	(916)
Nielsen NV	(7,500)	(332,374)	(1,901)
NiSource, Inc.	(10,700)	(455,781)	(16,731)
Noble Energy, Inc.	(3,800)	(193,078)	7,258
Northern Trust Corp.	(8,800)	(617,848)	4,928
Norwegian Cruise Line Holdings Ltd.	(5,200)	(225,680)	(55,172)
NRG Energy, Inc.	(31,800)	(791,869)	(9,173)
Nuance Communications, Inc.	(4,600)	(64,860)	(1,150)
Nucor Corp.	(4,900)	(238,532)	5,635
Occidental Petroleum Corp.	(600)	(44,767)	967
Oceaneering International, Inc.	(1,400)	(72,744)	(2,758)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
OGE Energy Corp.	(11,600)	$(364,129)	$(2,547)
Omnicare, Inc.	(5,500)	(425,700)	1,870
ONEOK, Inc.	(5,700)	(272,514)	(2,454)
Owens Corning	(2,500)	(99,875)	(8,625)
Owens-Illinois, Inc.	(700)	(18,228)	1,904
PacWest Bancorp	(7,900)	(370,747)	316
Palo Alto Networks, Inc.	(8,600)	(1,196,674)	(59,614)
Pandora Media, Inc.	(18,100)	(276,677)	(16,724)
Patterson Cos., Inc.	(1,000)	(50,350)	1,560
Patterson-UTI Energy, Inc.	(2,000)	(38,324)	774
PerkinElmer, Inc.	(2,500)	(115,800)	(12,050)
Perrigo Co PLC	(600)	(91,140)	(8,190)
PG&E Corp.	(500)	(27,195)	660
Polaris Industries, Inc.	(500)	(77,715)	7,165
Post Holdings, Inc.	(19,400)	(946,864)	38,168
Praxair, Inc.	(1,800)	(229,410)	12,078
Precision Castparts Corp.	(300)	(63,042)	42
PVH Corp.	(400)	(42,700)	76
Quest Diagnostics, Inc.	(500)	(35,875)	(2,550)
Questar Corp.	(10,300)	(238,959)	(6,799)
Range Resources Corp.	(10,500)	(550,179)	3,759
Regeneron Pharmaceuticals, Inc.	(1,600)	(680,185)	(42,183)
Rice Energy, Inc.	(21,100)	(428,881)	(30,255)
Rockwell Collins, Inc.	(700)	(62,167)	(5,418)
Roper Industries, Inc.	(600)	(100,692)	(2,508)
Rowan Cos. PLC	(3,700)	(91,427)	25,900
Royal Caribbean Cruises Ltd.	(700)	(51,982)	(5,313)
salesforce.com, Inc.	(10,800)	(670,356)	(51,192)
SanDisk Corp.	(7,800)	(584,496)	88,260
SBA Communications Corp.	(10,000)	(1,205,990)	34,990
Schlumberger Ltd.	(2,000)	(177,780)	10,900
Scripps Networks Interactive, Inc.	(3,700)	(270,729)	17,057
Sealed Air Corp.	(12,100)	(564,465)	13,189
Seattle Genetics, Inc.	(5,100)	(169,692)	(10,593)
Sempra Energy	(1,600)	(173,586)	(846)
ServiceNow, Inc.	(6,000)	(461,280)	(11,400)
Sherwin-Williams Co./The	(100)	(28,610)	160
Signature Bank	(1,000)	(126,652)	(2,928)
Signet Jewelers Ltd.	(2,800)	(356,455)	(32,157)
Sirius XM Holdings, Inc.	(42,900)	(166,881)	3,003
Sirona Dental Systems, Inc.	(1,100)	(99,935)	946
Sotheby’s	(11,200)	(489,994)	16,682
Southern Co./The	(3,300)	(146,685)	561
Southwestern Energy Co.	(27,900)	(656,092)	9,091
Spectra Energy Corp.	(11,400)	(413,777)	1,439
Splunk, Inc.	(7,200)	(459,576)	33,336
Sprint Corp.	(156,600)	(798,359)	56,075
Sprouts Farmers Market, Inc.	(41,600)	(1,415,855)	(49,713)
Starbucks Corp.	(400)	(36,812)	(1,068)
Stericycle, Inc.	(8,000)	(1,062,977)	(60,463)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SunEdison, Inc.	(47,200)	$(1,082,116)	$(50,684)
Synovus Financial Corp.	(11,900)	(335,937)	2,618
Tableau Software, Inc.	(1,100)	(106,711)	4,939
Targa Resources Corp.	(1,600)	(148,875)	(4,389)
TECO Energy, Inc.	(1,200)	(23,424)	144
Teekay Corp.	(12,800)	(590,031)	(6,065)
Tempur Sealy International, Inc.	(1,800)	(101,646)	(2,286)
Tenet Healthcare Corp.	(6,000)	(271,860)	(25,200)
Tesla Motors, Inc.	(7,300)	(1,460,744)	82,723
Textron, Inc.	(700)	(30,870)	(161)
Tidewater, Inc.	(6,000)	(179,160)	64,320
Tiffany & Co.	(3,100)	(276,985)	4,154
T-Mobile US, Inc.	(14,700)	(470,994)	5,151
Toll Brothers, Inc.	(12,000)	(457,320)	(14,760)
Total System Services, Inc.	(500)	(18,565)	(510)
Tractor Supply Co.	(200)	(16,914)	(98)
TransDigm Group, Inc.	(600)	(124,908)	(6,324)
TreeHouse Foods, Inc.	(1,800)	(148,940)	(4,096)
Trimble Navigation Ltd.	(7,900)	(207,608)	8,528
TripAdvisor, Inc.	(1,100)	(92,229)	742
Triumph Group, Inc.	(1,000)	(59,550)	(170)
Twenty-First Century Fox, Inc.	(1,700)	(59,602)	2,074
Twitter, Inc.	(5,200)	(249,027)	(11,389)
Ultimate Software Group, Inc./The	(3,200)	(531,778)	(12,078)
Under Armour, Inc.	(4,400)	(320,760)	(34,540)
United Continental Holdings, Inc.	(3,900)	(253,227)	(9,048)
United Natural Foods, Inc.	(2,500)	(198,697)	6,097
United Rentals, Inc.	(6,100)	(572,883)	16,807
US Bancorp.	(2,100)	(94,647)	2,940
USG Corp.	(47,700)	(1,354,054)	80,464
Vantiv, Inc.	(8,500)	(323,765)	3,315
Varian Medical Systems, Inc.	(700)	(65,002)	(861)
VeriFone Systems, Inc.	(8,300)	(290,561)	974
Verisk Analytics, Inc.	(3,000)	(210,580)	(3,620)
Vertex Pharmaceuticals, Inc.	(900)	(102,060)	(4,113)
Visa, Inc.	(4,400)	(297,957)	10,153
VMware, Inc.	(700)	(58,758)	1,351
Vulcan Materials Co.	(1,600)	(129,216)	(5,664)
Waste Management, Inc.	(2,400)	(129,456)	(696)
WellCare Health Plans, Inc.	(2,500)	(205,125)	(23,525)
Wendy’s Co./The	(1,342)	(14,816)	188
WESCO International, Inc.	(800)	(55,632)	(280)
Western Union Co./The	(3,800)	(73,340)	(5,738)
WEX, Inc.	(1,200)	(125,366)	(3,466)
Whole Foods Market, Inc.	(4,800)	(268,464)	18,480

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Williams Cos., Inc./The	(4,000)	$(198,600)	$(3,760)
Workday, Inc.	(5,200)	(464,075)	25,143
WPX Energy, Inc.	(1,200)	(14,864)	1,748
WR Grace & Co.	(300)	(30,246)	585
Wynn Resorts Ltd.	(2,400)	(346,736)	44,624
Yelp, Inc.	(15,800)	(755,988)	7,858
Zebra Technologies Corp.	(2,300)	(198,267)	(10,378)
Zillow Group, Inc.	(1,300)	(141,220)	10,830
Zions Bancorporation	(7,000)	(186,165)	(2,835)
Zoetis, Inc.	(4,100)	(189,420)	(369)
Zynga, Inc.	(71,300)	(165,416)	(37,787)

			(188,949)

Total of Short Equity Positions			146,545

Total of Long and Short Equity Positions			635,844

Net Cash and Other Receivables/ (Payables) (b)			116,337

Swaps, at Value			$752,181

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate, plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	23-25 months maturity 02/21/2017	$18,997

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
AtoS	243	$17,482	$(755)
AXA SA	3,772	83,273	11,665
Cap Gemini SA	498	39,136	1,721
Casino Guichard Perrachon SA	261	23,343	(232)
Cie Generale des Etablissements Michelin	1,319	121,169	9,999
Electricite de France SA	1,606	40,806	(2,296)
Eutelsat Communications SA	6,215	206,529	(370)
GDF Suez	7,062	142,197	(2,771)
Iliad SA	718	173,194	(5,527)
Lagardere SCA	8,713	226,229	35,643
L’Oreal SA	76	13,831	167
Orange SA	22,442	383,634	(23,225)
Peugeot SA	38,750	619,619	28,111
Safran SA	956	62,033	4,765
Sanofi	5,949	547,238	40,279
SCOR SE	2,532	76,093	9,305
SES SA	532	18,396	464
Sodexo SA	1,884	176,293	7,460
Suez Environnement Co.	1,473	25,701	(341)
Thales SA	1,578	85,870	1,681
Total SA	9,916	504,160	(11,265)
Vivendi SA	12,985	290,110	32,278

			136,756

Total of Long Equity Positions			136,756

Short Positions

France
Airbus Group NV	(3,249)	(181,145)	(30,076)
Alcatel-Lucent	(186,590)	(682,216)	(19,262)
Arkema SA	(721)	(51,272)	(5,829)
Bollore SA	(27,362)	(151,990)	6,199
Bouygues SA	(1,120)	(42,136)	(1,830)
Bureau Veritas SA	(18,195)	(385,673)	(4,696)
Carrefour SA	(1,886)	(58,730)	(4,275)
Edenred	(2,559)	(66,794)	2,948
Eiffage SA	(4,582)	(241,012)	(31,687)
Essilor International SA	(1,798)	(182,955)	(23,483)
Faurecia	(1,988)	(83,198)	(3,491)
LVMH Moet Hennessy Louis Vuitton SA	(1,545)	(261,479)	(10,415)
Remy Cointreau SA	(1,460)	(105,642)	(1,887)
Renault SA	(1,492)	(129,818)	(5,700)
Schneider Electric SE	(674)	(50,107)	(2,343)
Technip SA	(548)	(34,827)	1,680
Valeo SA	(95)	(13,456)	(714)
Vallourec SA	(6,905)	(171,520)	2,986

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Veolia Environnement SA	(5,580)	$(97,741)	$(7,797)
Vinci SA	(615)	(34,710)	(427)

			(140,099)

Total of Short Equity Positions			(140,099)

Total of Long and Short Equity Positions			(3,343)

Net Cash and Other Receivables/ (Payables) (b)			22,340

Swaps, at Value			$18,997

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

MONEY MARKET FUNDS - 15.5%	SHARES	VALUE (Note 5)
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (a)^	57,352,708	$57,352,708
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^	229,410,834	229,410,834
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^	646,093,059	646,093,059
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^	72,491,817	72,491,817
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^	286,763,542	286,763,542

TOTAL MONEY MARKET FUNDS (Cost $1,292,111,960)		1,292,111,960

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 77.9%
U.S. Treasury Bill, 0.037%, 04/09/2015 (c)	$339,337	339,335,643
U.S. Treasury Bill, 0.037%, 04/09/2015 ^(c)	139,600	139,599,441
U.S. Treasury Bill, 0.066%, 05/21/2015 (c)	227,352	227,344,043
U.S. Treasury Bill, 0.067%, 05/28/2015 (c)	90,400	90,395,390
U.S. Treasury Bill, 0.067%, 05/28/2015 ^(c)	44,100	44,097,751
U.S. Treasury Bill, 0.071%, 06/04/2015 ^(c)	344,100	344,090,709
U.S. Treasury Bill, 0.071%, 06/04/2015 (c)	590,400	590,384,059
U.S. Treasury Bill, 0.101%, 06/11/2015 (c)	500,000	499,982,500
U.S. Treasury Bill, 0.101%, 06/11/2015 ^(c)	300,000	299,989,500
U.S. Treasury Bill, 0.107%, 06/18/2015 ^(c)(d)	178,847	178,841,098
U.S. Treasury Bill, 0.107%, 06/18/2015 (c)	500,000	499,983,500
U.S. Treasury Bill, 0.126%, 06/25/2015 (c)	200,000	199,993,000
U.S. Treasury Bill, 0.085%, 07/09/2015 ^(c)	55,108	55,103,812
U.S. Treasury Bill, 0.085%, 07/09/2015 (c)	434,577	434,543,972
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)	580,516	580,438,791
U.S. Treasury Bill, 0.072%, 07/30/2015 ^(c)	148,697	148,677,223
U.S. Treasury Bill, 0.063%, 08/06/2015 (c)	355,967	355,894,739
U.S. Treasury Bill, 0.075%, 09/03/2015 (c)	500,000	499,828,000
U.S. Treasury Bill, 0.095%, 09/10/2015 (c)	500,000	499,792,000

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
SHORT-TERM INVESTMENTS - 77.9% (continued)
U.S. Treasury Bill, 0.147%, 09/17/2015 (c)	$469,592	$469,371,761

TOTAL SHORT-TERM INVESTMENTS (Cost $6,496,993,336)		6,497,686,932

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 93.4% (Cost $7,789,105,296)		7,789,798,892

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6% (e)		547,087,692

NET ASSETS - 100.0%		$8,336,886,584

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond June Futures	6/2015	JPY	5,305,291,200	$(46,189)
CitiBank	Cocoa May Futures^	4/2015	USD	(27,745,956)	324,097
CitiBank	Cocoa May Futures^	4/2015	USD	18,298,765	(1,780,777)
CitiBank	Cocoa May Futures^	4/2015	GBP	21,175,026	(121,188)
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	(7,827,264)	1,697,251
CitiBank	Corn May Futures^	4/2015	USD	(126,381,387)	1,466,387
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	31,210,725	(954,176)
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	(54,235,366)	(1,324,046)
Bank of America	Euro - Bobl June Futures	6/2015	EUR	971,635,305	1,860,119
Bank of America	Euro - SCHATZ June Futures	6/2015	EUR	2,976,980,647	1,502,606
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	(96,380,012)	(2,046,148)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	18,376,646	(683,726)
Merrill Lynch	Gold 100 OZ June Futures^	5/2015	USD	(321,461,015)	3,790,584
Merrill Lynch	Gold 100 OZ June Futures^	5/2015	USD	105,760,830	(1,018,704)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	709,103,058	1,537,559
CitiBank	Hard Red Winter Wheat May Futures^	4/2015	USD	(23,611,712)	(100,488)
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	(8,905,642)	(133,094)
Bank of America	H-SHARES Index April Futures	4/2015	HKD	386,414,174	1,621,710
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	43,825,345	171,795
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	(55,464,208)	11,467,068
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	(53,498,725)	74,885
CitiBank	LME Aluminum June Futures^	6/2015	USD	(20,848,825)	109,825
CitiBank	LME Copper May Futures^	4/2015	USD	(64,067,500)	(3,062,500)
Bank of America	MSCI Taiwan Stock Index April Futures	4/2015	USD	77,114,416	(1,219,416)
CitiBank	Platinum July Futures^	6/2015	USD	(98,577,719)	645,509
Bank of America	SGX S&P CNX Nifty Index April Futures	4/2015	USD	60,803,972	(843,114)
Merrill Lynch	Silver May Futures^	4/2015	USD	33,318,350	(561,784)
Merrill Lynch	Silver May Futures^	4/2015	USD	(50,601,470)	(1,792,008)
CitiBank	Soybean May Futures^	4/2015	USD	49,919	(1,256)
CitiBank	Soybean May Futures^	4/2015	USD	(294,635,085)	1,004,397
CitiBank	Soybean Oil May Futures^	4/2015	USD	(67,134,213)	2,658,789
Bank of America	Swiss Market Index June Futures	6/2015	CHF	182,459,419	(2,490,770)
Bank of America	Taiwan Stock Exchange April Futures	4/2015	TWD	847,969,636	(92,469)
Bank of America	U.S. Treasury 2-Year Note June Futures	6/2015	USD	1,594,550,198	4,194,646
Bank of America	U.S. Treasury 5-Year Note June Futures	6/2015	USD	237,756,783	1,943,826
CitiBank	Wheat May Futures^	4/2015	USD	(142,347,525)	2,716,537
CitiBank	WTI Crude April Futures^	5/2015	USD	(42,914,990)	2,121,790

					$22,637,527

Money Market Fund is pledged as collateral to Bank of America, Deutsche Bank and Merrill Lynch for total return swap contracts in the amount of $732, $9,800,073 and $62,681,394, respectively at March 31, 2015. Cash held as collateral at CitiBank for total return swap contracts was $67,860,000 at March 31, 2015. Cash held as collateral for Bank of America for total return swap contracts was $5,620,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
649	Goldman Sachs	Cocoa Futures^	5/2015	$19,341,339	$18,301,432	$(1,039,907)
368	J.P. Morgan	LME Aluminum Futures^	4/2015	16,801,260	16,408,752	(392,508)
25	J.P. Morgan	LME Aluminum Futures^	4/2015	1,126,967	1,115,012	(11,955)
37	J.P. Morgan	LME Aluminum Futures^	4/2015	1,698,442	1,650,644	(47,798)
18	J.P. Morgan	LME Aluminum Futures^	4/2015	802,404	803,849	1,445
24	J.P. Morgan	LME Aluminum Futures^	4/2015	1,067,342	1,072,074	4,732
12	J.P. Morgan	LME Aluminum Futures^	4/2015	538,086	536,175	(1,911)
52	J.P. Morgan	LME Aluminum Futures^	4/2015	2,350,925	2,323,425	(27,500)
117	J.P. Morgan	LME Aluminum Futures^	4/2015	5,475,715	5,227,707	(248,008)
4	J.P. Morgan	LME Aluminum Futures^	4/2015	185,110	178,725	(6,385)
96	J.P. Morgan	LME Aluminum Futures^	4/2015	4,414,407	4,290,000	(124,407)
23	J.P. Morgan	LME Aluminum Futures^	4/2015	1,051,049	1,027,887	(23,162)
134	J.P. Morgan	LME Aluminum Futures^	5/2015	6,239,331	5,988,962	(250,369)
76	J.P. Morgan	LME Aluminum Futures^	5/2015	3,527,175	3,397,675	(129,500)
60	J.P. Morgan	LME Aluminum Futures^	5/2015	2,825,346	2,681,205	(144,141)
4	J.P. Morgan	LME Aluminum Futures^	5/2015	187,635	178,592	(9,043)
6	J.P. Morgan	LME Aluminum Futures^	5/2015	279,270	267,771	(11,499)
17	J.P. Morgan	LME Aluminum Futures^	5/2015	773,565	756,606	(16,959)
72	J.P. Morgan	LME Aluminum Futures^	5/2015	3,265,927	3,202,650	(63,277)
24	J.P. Morgan	LME Aluminum Futures^	6/2015	1,075,889	1,069,710	(6,179)
6	J.P. Morgan	LME Aluminum Futures^	6/2015	268,102	267,600	(502)
6	J.P. Morgan	LME Aluminum Futures^	6/2015	268,939	267,750	(1,189)
91	J.P. Morgan	LME Copper Futures^	4/2015	13,950,887	13,799,172	(151,715)
164	J.P. Morgan	LME Copper Futures^	4/2015	25,092,607	24,869,739	(222,868)
105	J.P. Morgan	LME Copper Futures^	4/2015	15,999,763	15,923,250	(76,513)
76	J.P. Morgan	LME Copper Futures^	4/2015	11,241,728	11,524,925	283,197
7	J.P. Morgan	LME Copper Futures^	4/2015	972,400	1,061,398	88,998
24	J.P. Morgan	LME Copper Futures^	4/2015	3,381,072	3,637,800	256,728
7	J.P. Morgan	LME Copper Futures^	4/2015	984,396	1,060,992	76,596
57	J.P. Morgan	LME Copper Futures^	5/2015	8,154,758	8,629,800	475,042
11	J.P. Morgan	LME Copper Futures^	5/2015	1,578,061	1,665,125	87,064
2	J.P. Morgan	LME Copper Futures^	5/2015	286,696	302,563	15,867
124	J.P. Morgan	LME Copper Futures^	5/2015	18,028,151	18,753,450	725,299

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
15	J.P. Morgan	LME Copper Futures^	5/2015	$2,203,498	$2,268,693	$65,195
31	J.P. Morgan	LME Copper Futures^	6/2015	4,603,479	4,690,262	86,783
17	J.P. Morgan	LME Copper Futures^	6/2015	2,473,109	2,572,376	99,267
8	J.P. Morgan	LME Copper Futures^	6/2015	1,170,115	1,210,600	40,485
5	J.P. Morgan	LME Copper Futures^	6/2015	732,788	756,375	23,587
708	J.P. Morgan	LME Copper Futures^	6/2015	107,402,709	107,058,450	(344,259)
33	J.P. Morgan	LME Copper Futures^	6/2015	4,851,599	4,990,698	139,099
189	J.P. Morgan	LME Copper Futures^	6/2015	28,724,205	28,543,725	(180,480)
119	J.P. Morgan	LME Copper Futures^	6/2015	18,259,267	17,971,975	(287,292)
143	J.P. Morgan	LME Copper Futures^	6/2015	21,825,009	21,596,575	(228,434)
157	J.P. Morgan	LME Copper Futures^	6/2015	23,940,083	23,710,925	(229,158)
6	J.P. Morgan	LME Copper Futures^	6/2015	914,699	906,150	(8,549)
38	J.P. Morgan	LME Nickel Futures^	4/2015	3,385,148	2,814,204	(570,944)
7	J.P. Morgan	LME Nickel Futures^	4/2015	612,759	518,641	(94,118)
29	J.P. Morgan	LME Nickel Futures^	5/2015	2,622,709	2,150,189	(472,520)
16	J.P. Morgan	LME Nickel Futures^	5/2015	1,430,081	1,186,536	(243,545)
50	J.P. Morgan	LME Nickel Futures^	5/2015	4,195,242	3,710,399	(484,843)
29	J.P. Morgan	LME Nickel Futures^	5/2015	2,460,907	2,151,858	(309,049)
54	J.P. Morgan	LME Nickel Futures^	5/2015	4,563,100	4,007,371	(555,729)
10	J.P. Morgan	LME Nickel Futures^	5/2015	864,074	742,277	(121,797)
43	J.P. Morgan	LME Nickel Futures^	5/2015	3,649,834	3,191,976	(457,858)
42	J.P. Morgan	LME Nickel Futures^	6/2015	3,511,782	3,119,163	(392,619)
23	J.P. Morgan	LME Nickel Futures^	6/2015	1,892,755	1,708,241	(184,514)
4	J.P. Morgan	LME Nickel Futures^	6/2015	335,650	297,240	(38,410)
80	J.P. Morgan	LME Nickel Futures^	6/2015	6,388,996	5,947,853	(441,143)
50	J.P. Morgan	LME Nickel Futures^	6/2015	3,895,790	3,718,499	(177,291)
1	J.P. Morgan	LME Zinc Futures^	4/2015	54,110	51,817	(2,293)
26	J.P. Morgan	LME Zinc Futures^	4/2015	1,406,696	1,347,326	(59,370)
3	J.P. Morgan	LME Zinc Futures^	4/2015	156,309	155,495	(814)
76	J.P. Morgan	LME Zinc Futures^	4/2015	3,882,403	3,939,422	57,019
91	J.P. Morgan	LME Zinc Futures^	4/2015	4,636,154	4,717,212	81,058
24	J.P. Morgan	LME Zinc Futures^	4/2015	1,240,872	1,244,184	3,312
25	J.P. Morgan	LME Zinc Futures^	5/2015	1,328,507	1,297,631	(30,876)
49	J.P. Morgan	LME Zinc Futures^	5/2015	2,627,266	2,543,528	(83,738)
40	J.P. Morgan	LME Zinc Futures^	5/2015	2,063,148	2,079,310	16,162
14	J.P. Morgan	LME Zinc Futures^	6/2015	722,364	728,077	5,713
3	J.P. Morgan	LME Zinc Futures^	6/2015	153,349	156,029	2,680
30	J.P. Morgan	LME Zinc Futures^	6/2015	1,526,335	1,560,397	34,062
42	J.P. Morgan	LME Zinc Futures^	6/2015	2,125,195	2,184,714	59,519

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	J.P. Morgan	LME Zinc Futures^	6/2015	$101,506	$104,065	$2,559
53	J.P. Morgan	LME Zinc Futures^	6/2015	2,679,964	2,758,107	78,143
98	J.P. Morgan	LME Zinc Futures^	6/2015	5,105,653	5,102,125	(3,528)
16	J.P. Morgan	LME Zinc Futures^	6/2015	814,439	832,868	18,429
67	J.P. Morgan	LME Zinc Futures^	6/2015	3,472,727	3,486,228	13,501
31	J.P. Morgan	LME Zinc Futures^	6/2015	1,626,495	1,612,775	(13,720)
7,771	J.P. Morgan	90-Day Sterling Futures	9/2016	1,423,443,400	1,426,528,433	3,085,033
2,446	Barclays Capital	Amsterdam Index Futures	4/2015	260,313,050	257,246,311	(3,066,739)
4,194	Barclays Capital	CAC40 Index Futures	4/2015	226,594,246	227,103,376	509,130
615	Barclays Capital	DAX Index Futures	6/2015	199,059,999	198,557,208	(502,791)
1,100	Barclays Capital	DJIA Mini E-CBOT Futures	6/2015	98,552,063	97,366,500	(1,185,563)
1,580	Barclays Capital	E-Mini Russell 2000 Futures	6/2015	195,443,946	197,326,200	1,882,254
5,572	Barclays Capital	Euro Stoxx 50 Index	6/2015	216,118,623	217,543,845	1,425,222
2,402	Barclays Capital	FTSE 100 Index Futures	6/2015	241,644,027	239,691,539	(1,952,488)
2,112	J.P. Morgan	FTSE/JSE Top 40 Index Futures	6/2015	80,870,074	80,779,778	(90,296)
721	Barclays Capital	FTSE/MIB Index Futures	6/2015	87,192,923	88,448,870	1,255,947
855	Barclays Capital	Hang Seng Index Futures	4/2015	135,339,058	137,574,862	2,235,804
403	Barclays Capital	H-SHARES Index Futures	4/2015	31,037,171	32,205,587	1,168,416
1,025	Barclays Capital	IBEX 35 Index Futures	4/2015	121,573,407	126,638,185	5,064,778
777	Barclays Capital	KOSPI Index 200 Futures	6/2015	90,060,756	90,204,696	143,940
16	J.P. Morgan	KOSPI Index 200 Futures	6/2015	1,860,237	1,857,497	(2,740)
1,286	Barclays Capital	MSCI Singapore Index Futures	4/2015	71,527,574	71,236,725	(290,849)
301	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	10,660,128	10,625,300	(34,828)
2,000	Barclays Capital	NASDAQ 100 E-Mini Futures	6/2015	175,695,536	173,180,000	(2,515,536)
1,112	Barclays Capital	S&P 500 E-Mini Futures	6/2015	115,811,404	114,580,480	(1,230,924)
1,776	Barclays Capital	S&P MID 400 E-Mini Futures	6/2015	267,164,175	269,916,480	2,752,305
1,803	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	246,566,657	246,359,938	(206,719)
2,501	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	43,373,924	42,712,078	(661,846)
3,138	Barclays Capital	SPI 200 Index Futures	6/2015	348,495,448	351,696,978	3,201,530
1,973	Barclays Capital	TOPIX Index Futures	6/2015	250,730,813	253,914,662	3,183,849
380	J.P. Morgan	10-Year Japanese Government Bond	6/2015	468,142,303	466,449,327	(1,692,976)
3,378	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	908,073,983	908,048,611	(25,372)
3,619	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	972,882,215	972,881,064	(1,151)
4,367	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	1,173,803,174	1,174,021,560	218,386
5,371	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	1,443,507,412	1,443,936,293	428,881

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
6,843	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	$1,837,883,083	$1,839,483,908	$1,600,825
7,132	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	1,914,988,040	1,916,787,285	1,799,245
6,977	J.P. Morgan	3-Month Euro Euribor Futures	3/2017	1,874,013,959	1,874,567,031	553,072
4,555	J.P. Morgan	90-Day EURODollar Futures	9/2015	1,132,634,727	1,133,284,000	649,273
5,003	J.P. Morgan	90-Day EURODollar Futures	12/2015	1,241,403,850	1,242,557,587	1,153,737
4,614	J.P. Morgan	90-Day EURODollar Futures	3/2016	1,142,129,068	1,143,810,600	1,681,532
4,154	J.P. Morgan	90-Day EURODollar Futures	6/2016	1,025,913,313	1,027,803,450	1,890,137
4,082	J.P. Morgan	90-Day EURODollar Futures	9/2016	1,005,988,244	1,007,998,875	2,010,631
4,300	J.P. Morgan	90-Day EURODollar Futures	12/2016	1,057,852,396	1,059,896,250	2,043,854
4,240	J.P. Morgan	90-Day EURODollar Futures	3/2017	1,040,955,079	1,043,570,000	2,614,921
9,364	J.P. Morgan	90-Day Sterling Futures	9/2015	1,722,289,157	1,725,901,771	3,612,614
9,459	J.P. Morgan	90-Day Sterling Futures	12/2015	1,738,074,347	1,742,359,092	4,284,745
9,383	J.P. Morgan	90-Day Sterling Futures	3/2016	1,723,785,354	1,726,620,133	2,834,779
8,418	J.P. Morgan	90-Day Sterling Futures	6/2016	1,543,836,966	1,547,171,653	3,334,687
7,250	J.P. Morgan	90-Day Sterling Futures	12/2016	1,326,696,520	1,329,274,731	2,578,211
7,113	J.P. Morgan	90-Day Sterling Futures	3/2017	1,300,303,818	1,302,968,987	2,665,169
2,532	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	251,142,225	255,863,360	4,721,135
15,854	J.P. Morgan	Australia 3-Year Bond Futures	6/2015	1,354,144,259	1,360,271,011	6,126,752
865	J.P. Morgan	Canadian 10-Year Bond Futures	6/2015	97,553,891	97,485,373	(68,518)
2,651	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	519,550,185	518,876,397	(673,788)
2,718	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	531,909,049	532,231,633	322,584
1,333	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	6/2015	221,012,716	226,443,375	5,430,659
1,568	J.P. Morgan	Euro - Bobl Futures	6/2015	218,208,885	218,217,941	9,056
1,937	J.P. Morgan	Euro - Bund Futures	6/2015	327,213,819	330,658,854	3,445,035
2,149	J.P. Morgan	Euro - OAT Futures	6/2015	356,967,929	360,586,641	3,618,712
337	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	9/2015	87,466,863	87,466,377	(486)
373	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	96,783,095	96,771,583	(11,512)
389	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2016	100,823,846	100,872,608	48,762
1,516	J.P. Morgan	Euro-BTP Italian Government Bond Futures	6/2015	228,130,935	229,156,502	1,025,567
184	J.P. Morgan	Euro-Buxl 30-Year Bond Futures	6/2015	33,468,739	34,852,551	1,383,812
2,405	J.P. Morgan	Long Gilt Futures	6/2015	424,753,404	430,784,920	6,031,516

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4,818	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	6/2015	$614,991,988	$621,070,313	$6,078,325
7,185	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	6/2015	1,571,002,556	1,574,637,656	3,635,100
6,734	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	6/2015	803,114,896	809,500,453	6,385,557
1,433	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	6/2015	233,022,338	234,832,875	1,810,537

				41,071,414,888	41,162,953,137	91,538,249

Short Contracts:
1,661	Goldman Sachs	Brent Crude Futures^	4/2015	(99,624,927)	(91,537,710)	8,087,217
1,371	Goldman Sachs	Cocoa Futures^	5/2015	(37,607,522)	(37,003,290)	604,232
1,092	Goldman Sachs	Coffee ‘C’ Futures^	5/2015	(61,444,626)	(54,422,550)	7,022,076
5,261	Goldman Sachs	Corn Futures^	5/2015	(102,594,500)	(98,972,562)	3,621,938
785	Goldman Sachs	Cotton No. 2 Futures^	5/2015	(23,778,537)	(24,766,750)	(988,213)
2,645	Goldman Sachs	Gas Oil Futures^	5/2015	(134,158,483)	(138,598,000)	(4,439,517)
195	Goldman Sachs	Gold 100 OZ Futures^	6/2015	(23,140,748)	(23,072,400)	68,348
826	Goldman Sachs	Hard Red Winter Wheat Futures^	5/2015	(23,119,215)	(23,097,025)	22,190
1,703	Goldman Sachs	Heating Oil ULSD Futures^	5/2015	(119,211,757)	(122,166,408)	(2,954,651)
368	J.P. Morgan	LME Aluminum Futures^	4/2015	(16,773,507)	(16,408,752)	364,755
25	J.P. Morgan	LME Aluminum Futures^	4/2015	(1,127,398)	(1,115,012)	12,386
37	J.P. Morgan	LME Aluminum Futures^	4/2015	(1,697,667)	(1,650,644)	47,023
18	J.P. Morgan	LME Aluminum Futures^	4/2015	(812,164)	(803,848)	8,316
24	J.P. Morgan	LME Aluminum Futures^	4/2015	(1,058,504)	(1,072,074)	(13,570)
12	J.P. Morgan	LME Aluminum Futures^	4/2015	(539,703)	(536,175)	3,528
52	J.P. Morgan	LME Aluminum Futures^	4/2015	(2,332,306)	(2,323,425)	8,881
117	J.P. Morgan	LME Aluminum Futures^	4/2015	(5,484,024)	(5,227,706)	256,318
4	J.P. Morgan	LME Aluminum Futures^	4/2015	(185,285)	(178,725)	6,560
96	J.P. Morgan	LME Aluminum Futures^	4/2015	(4,397,630)	(4,290,000)	107,630
23	J.P. Morgan	LME Aluminum Futures^	4/2015	(1,051,586)	(1,027,887)	23,699
134	J.P. Morgan	LME Aluminum Futures^	5/2015	(6,246,062)	(5,988,963)	257,099
76	J.P. Morgan	LME Aluminum Futures^	5/2015	(3,533,707)	(3,397,675)	136,032
60	J.P. Morgan	LME Aluminum Futures^	5/2015	(2,826,894)	(2,681,205)	145,689
4	J.P. Morgan	LME Aluminum Futures^	5/2015	(187,635)	(178,592)	9,043
6	J.P. Morgan	LME Aluminum Futures^	5/2015	(278,639)	(267,771)	10,868
17	J.P. Morgan	LME Aluminum Futures^	5/2015	(772,327)	(756,606)	15,721
72	J.P. Morgan	LME Aluminum Futures^	5/2015	(3,258,920)	(3,202,650)	56,270

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
24	J.P. Morgan	LME Aluminum Futures^	6/2015	$(1,081,757)	$(1,069,710)	$12,047
455	J.P. Morgan	LME Aluminum Futures^	6/2015	(20,648,704)	(20,293,000)	355,704
6	J.P. Morgan	LME Aluminum Futures^	6/2015	(268,185)	(267,750)	435
91	J.P. Morgan	LME Copper Futures^	4/2015	(13,923,431)	(13,799,172)	124,259
164	J.P. Morgan	LME Copper Futures^	4/2015	(25,180,242)	(24,869,739)	310,503
105	J.P. Morgan	LME Copper Futures^	4/2015	(16,073,380)	(15,923,250)	150,130
76	J.P. Morgan	LME Copper Futures^	4/2015	(11,357,931)	(11,524,925)	(166,994)
7	J.P. Morgan	LME Copper Futures^	4/2015	(962,873)	(1,061,398)	(98,525)
24	J.P. Morgan	LME Copper Futures^	4/2015	(3,407,429)	(3,637,800)	(230,371)
7	J.P. Morgan	LME Copper Futures^	4/2015	(987,174)	(1,060,992)	(73,818)
57	J.P. Morgan	LME Copper Futures^	5/2015	(8,142,231)	(8,629,800)	(487,569)
11	J.P. Morgan	LME Copper Futures^	5/2015	(1,572,958)	(1,665,125)	(92,167)
2	J.P. Morgan	LME Copper Futures^	5/2015	(283,992)	(302,562)	(18,570)
124	J.P. Morgan	LME Copper Futures^	5/2015	(18,182,523)	(18,753,450)	(570,927)
15	J.P. Morgan	LME Copper Futures^	5/2015	(2,188,067)	(2,268,694)	(80,627)
31	J.P. Morgan	LME Copper Futures^	6/2015	(4,580,906)	(4,690,262)	(109,356)
17	J.P. Morgan	LME Copper Futures^	6/2015	(2,473,983)	(2,572,376)	(98,393)
8	J.P. Morgan	LME Copper Futures^	6/2015	(1,169,377)	(1,210,600)	(41,223)
5	J.P. Morgan	LME Copper Futures^	6/2015	(730,142)	(756,375)	(26,233)
1,250	J.P. Morgan	LME Copper Futures^	6/2015	(183,760,813)	(189,015,626)	(5,254,813)
33	J.P. Morgan	LME Copper Futures^	6/2015	(4,834,406)	(4,990,697)	(156,291)
189	J.P. Morgan	LME Copper Futures^	6/2015	(28,670,837)	(28,543,725)	127,112
119	J.P. Morgan	LME Copper Futures^	6/2015	(18,206,708)	(17,971,975)	234,733
143	J.P. Morgan	LME Copper Futures^	6/2015	(21,807,150)	(21,596,575)	210,575
157	J.P. Morgan	LME Copper Futures^	6/2015	(23,887,165)	(23,710,925)	176,240
6	J.P. Morgan	LME Copper Futures^	6/2015	(913,485)	(906,150)	7,335
359	Morgan Stanley and Co., International PLC	LME Copper Futures^	5/2015	(23,245,121)	(24,591,500)	(1,346,379)
38	J.P. Morgan	LME Nickel Futures^	4/2015	(3,398,468)	(2,814,204)	584,264
7	J.P. Morgan	LME Nickel Futures^	4/2015	(607,442)	(518,640)	88,802
29	J.P. Morgan	LME Nickel Futures^	5/2015	(2,625,031)	(2,150,190)	474,841
16	J.P. Morgan	LME Nickel Futures^	5/2015	(1,428,130)	(1,186,537)	241,593
50	J.P. Morgan	LME Nickel Futures^	5/2015	(4,215,113)	(3,710,400)	504,713
29	J.P. Morgan	LME Nickel Futures^	5/2015	(2,428,653)	(2,151,858)	276,795
54	J.P. Morgan	LME Nickel Futures^	5/2015	(4,556,942)	(4,007,372)	549,570
10	J.P. Morgan	LME Nickel Futures^	5/2015	(856,443)	(742,277)	114,166
43	J.P. Morgan	LME Nickel Futures^	5/2015	(3,676,826)	(3,191,976)	484,850
42	J.P. Morgan	LME Nickel Futures^	6/2015	(3,546,554)	(3,119,163)	427,391
23	J.P. Morgan	LME Nickel Futures^	6/2015	(1,913,078)	(1,708,241)	204,837

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
385	J.P. Morgan	LME Nickel Futures^	6/2015	$(31,642,850)	$(28,607,040)	$3,035,810
4	J.P. Morgan	LME Nickel Futures^	6/2015	(330,530)	(297,240)	33,290
80	J.P. Morgan	LME Nickel Futures^	6/2015	(6,444,555)	(5,947,853)	496,702
50	J.P. Morgan	LME Nickel Futures^	6/2015	(3,946,056)	(3,718,500)	227,556
1	J.P. Morgan	LME Zinc Futures^	4/2015	(53,629)	(51,818)	1,811
26	J.P. Morgan	LME Zinc Futures^	4/2015	(1,410,000)	(1,347,327)	62,673
3	J.P. Morgan	LME Zinc Futures^	4/2015	(159,228)	(155,495)	3,733
76	J.P. Morgan	LME Zinc Futures^	4/2015	(3,844,603)	(3,939,423)	(94,820)
91	J.P. Morgan	LME Zinc Futures^	4/2015	(4,688,497)	(4,717,212)	(28,715)
24	J.P. Morgan	LME Zinc Futures^	4/2015	(1,233,134)	(1,244,184)	(11,050)
25	J.P. Morgan	LME Zinc Futures^	5/2015	(1,327,716)	(1,297,631)	30,085
49	J.P. Morgan	LME Zinc Futures^	5/2015	(2,643,361)	(2,543,528)	99,833
40	J.P. Morgan	LME Zinc Futures^	5/2015	(2,067,486)	(2,079,310)	(11,824)
14	J.P. Morgan	LME Zinc Futures^	6/2015	(724,521)	(728,077)	(3,556)
3	J.P. Morgan	LME Zinc Futures^	6/2015	(154,100)	(156,028)	(1,928)
30	J.P. Morgan	LME Zinc Futures^	6/2015	(1,522,160)	(1,560,397)	(38,237)
42	J.P. Morgan	LME Zinc Futures^	6/2015	(2,127,795)	(2,184,714)	(56,919)
2	J.P. Morgan	LME Zinc Futures^	6/2015	(101,515)	(104,064)	(2,549)
53	J.P. Morgan	LME Zinc Futures^	6/2015	(2,675,874)	(2,758,106)	(82,232)
495	J.P. Morgan	LME Zinc Futures^	6/2015	(25,199,364)	(25,770,938)	(571,574)
16	J.P. Morgan	LME Zinc Futures^	6/2015	(808,634)	(832,868)	(24,234)
67	J.P. Morgan	LME Zinc Futures^	6/2015	(3,488,861)	(3,486,228)	2,633
31	J.P. Morgan	LME Zinc Futures^	6/2015	(1,613,474)	(1,612,775)	699
5,032	Goldman Sachs	Natural Gas Futures^	5/2015	(140,077,979)	(132,844,800)	7,233,179
544	Goldman Sachs	Platinum Futures^	7/2015	(31,347,980)	(31,100,480)	247,500
1,430	Goldman Sachs	Soybean Futures^	5/2015	(70,272,086)	(69,587,375)	684,711
2,124	Goldman Sachs	Soybean Meal Futures^	5/2015	(68,419,836)	(69,412,320)	(992,484)
2,319	Goldman Sachs	Soybean Oil Futures^	5/2015	(42,721,116)	(42,284,646)	436,470
15,079	Goldman Sachs	Sugar #11 (World Markets) Futures^	5/2015	(245,469,262)	(201,479,566)	43,989,696
2,191	Goldman Sachs	Wheat Futures^	5/2015	(55,852,933)	(56,062,212)	(209,279)
903	Goldman Sachs	WTI Crude Futures^	5/2015	(44,167,321)	(42,982,800)	1,184,521

				(1,941,574,379)	(1,876,624,371)	64,950,008

				$39,129,840,509	$39,286,328,766	$156,488,257

Cash held as collateral at Barclays Capital, J.P. Morgan and Morgan Stanley and Co., International PLC for futures contracts was $174,965,441, $640,865 and $14,574,862, respectively at March 31, 2015. Cash held as collateral for Goldman Sachs for futures contracts was $12,780,679 at March 31, 2015. U.S. Treasury Bill is pledged as collateral to Goldman Sachs for futures contracts in the amount of $55,081,548 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	386,098,500	$300,212,969	$292,809,239	$(7,403,730)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	386,098,500	300,207,041	292,809,239	(7,397,802)
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	102,000,000	30,998,889	31,242,678	243,789
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	102,000,000	30,998,942	31,242,678	243,736
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	310,737,500	248,515,316	245,089,864	(3,425,452)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	310,737,500	248,509,521	245,089,864	(3,419,657)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	1,685,000	1,692,129	1,739,381	47,252
Chilean Peso, Expiring 06/17/15*	CitiBank	CLP	1,700,000,000	2,716,031	2,703,538	(12,493)
Chilean Peso, Expiring 06/17/15*	Credit Suisse International	CLP	1,700,000,000	2,717,134	2,703,538	(13,596)
Czech Republic Koruna, Expiring 06/17/15	CitiBank	CZK	3,195,084,000	126,137,691	124,785,394	(1,352,297)
Czech Republic Koruna, Expiring 06/17/15	Credit Suisse International	CZK	3,195,084,000	126,126,618	124,785,395	(1,341,223)
Euro, Expiring 06/17/15	CitiBank	EUR	339,594,000	364,909,680	365,532,637	622,957
Euro, Expiring 06/17/15	Credit Suisse International	EUR	354,700,000	381,699,629	381,792,454	92,825
British Pound, Expiring 06/17/15	CitiBank	GBP	21,733,000	32,275,169	32,221,831	(53,338)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	21,733,000	32,274,733	32,221,831	(52,902)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	23,470,000	3,022,724	3,026,935	4,211
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	23,470,000	3,022,700	3,026,935	4,235
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	34,913,000,001	125,576,913	124,739,053	(837,860)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	34,913,000,001	125,569,253	124,739,053	(830,200)
Indonesian Rupiah, Expiring 06/17/15*	CitiBank	IDR	35,000,000,000	2,629,922	2,628,080	(1,842)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	45,000,000,000	3,373,143	3,378,960	5,817
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	113,500,000	28,721,350	28,527,288	(194,062)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	113,500,000	28,720,042	28,527,288	(192,754)
Indian Rupee, Expiring 06/17/15*	CitiBank	INR	8,121,200,000	127,942,949	127,639,942	(303,007)
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	8,121,200,000	127,943,049	127,639,942	(303,107)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	105,729,753,500	876,515,308	882,509,442	5,994,134

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	105,754,213,500	$876,700,678	$882,713,606	$6,012,928
Korean Won, Expiring 06/17/15*	CitiBank	KRW	266,700,000,000	240,075,257	239,804,372	(270,885)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	266,700,000,000	240,077,704	239,804,372	(273,332)
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	1,675,000,000	110,365,848	109,241,076	(1,124,772)
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	1,675,000,000	110,343,191	109,241,076	(1,102,115)
Malaysian Ringgit, Expiring 06/17/15*	CitiBank	MYR	17,500,000	4,722,317	4,693,962	(28,355)
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	17,500,000	4,722,320	4,693,962	(28,358)
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	331,785,000	42,593,814	41,100,474	(1,493,340)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	331,785,000	42,594,472	41,100,474	(1,493,998)
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	850,279,501	628,855,143	630,960,044	2,104,901
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	850,279,501	628,830,975	630,960,044	2,129,069
Philippine Peso, Expiring 06/17/15*	CitiBank	PHP	4,552,250,000	102,927,552	101,386,850	(1,540,702)
Philippine Peso, Expiring 06/17/15*	Credit Suisse International	PHP	4,552,250,000	102,927,726	101,386,850	(1,540,876)
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	267,755,000	69,572,826	70,476,844	904,018
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	267,755,000	69,571,211	70,476,844	905,633
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	3,662,320,000	436,724,697	425,768,633	(10,956,064)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	3,662,320,000	436,716,475	425,768,633	(10,947,842)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	107,000,000	77,667,989	77,818,721	150,732
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	107,000,000	77,648,900	77,818,721	169,821
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	58,000,000	21,702,413	21,881,138	178,725
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	58,000,000	21,692,050	21,881,138	189,088
Taiwanese Dollar, Expiring 06/17/15*	CitiBank	TWD	6,630,000,000	211,473,255	211,942,291	469,036
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	6,640,000,000	211,789,874	212,261,963	472,089
South African Rand, Expiring 06/17/15	CitiBank	ZAR	1,347,700,000	111,772,583	109,710,641	(2,061,942)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	1,347,700,000	111,763,695	109,710,641	(2,053,054)

				$8,676,861,810	$8,635,755,849	$(41,105,961)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	(826,733,500)	$(628,005,061)	$(626,977,846)	$1,027,215
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(826,733,500)	(628,008,305)	(626,977,846)	1,030,459
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	(238,530,000)	(74,889,932)	(73,061,921)	1,828,011
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(256,530,000)	(80,900,664)	(78,575,335)	2,325,329
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	(302,323,001)	(240,135,707)	(238,453,048)	1,682,659
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(302,323,000)	(240,137,883)	(238,453,047)	1,684,836
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(1,025,000)	(1,054,231)	(1,058,081)	(3,850)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(1,948,000)	(2,018,968)	(2,010,870)	8,098
Chilean Peso, Expiring 06/17/15*	CitiBank	CLP	(18,624,000,000)	(29,616,229)	(29,618,045)	(1,816)
Chilean Peso, Expiring 06/17/15*	Credit Suisse International	CLP	(18,624,000,000)	(29,616,670)	(29,618,045)	(1,375)
Columbian Peso, Expiring 06/17/15*	CitiBank	COP	(37,000,000,000)	(14,218,507)	(14,099,738)	118,769
Columbian Peso, Expiring 06/17/15*	Credit Suisse International	COP	(37,000,000,000)	(14,215,086)	(14,099,738)	115,348
Czech Republic Koruna, Expiring 06/17/15	CitiBank	CZK	(1,330,000,000)	(52,703,448)	(51,943,728)	759,720
Czech Republic Koruna, Expiring 06/17/15	Credit Suisse International	CZK	(1,330,000,000)	(52,705,769)	(51,943,728)	762,041
Euro, Expiring 06/17/15	CitiBank	EUR	(1,728,750,515)	(1,901,190,345)	(1,860,794,754)	40,395,591
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(1,728,847,513)	(1,901,316,314)	(1,860,899,162)	40,417,152
British Pound, Expiring 06/17/15	CitiBank	GBP	(280,865,003)	(424,503,267)	(416,416,718)	8,086,549
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(280,865,003)	(424,506,192)	(416,416,718)	8,089,474
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(17,508,000)	(2,257,435)	(2,258,014)	(579)
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	(600,000,000)	(2,121,674)	(2,143,712)	(22,038)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	(600,000,000)	(2,122,063)	(2,143,712)	(21,649)
Indonesian Rupiah, Expiring 06/17/15*	CitiBank	IDR	(639,050,000,000)	(47,826,727)	(47,984,986)	(158,259)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	(639,050,000,000)	(47,826,695)	(47,984,986)	(158,291)
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	(261,195,000)	(65,552,174)	(65,649,207)	(97,033)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	(261,194,999)	(65,555,236)	(65,649,207)	(93,971)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	(43,640,739,001)	(365,185,085)	(364,262,310)	922,775
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(43,640,738,999)	(365,201,109)	(364,262,310)	938,799
Korean Won, Expiring 06/17/15*	CitiBank	KRW	(181,500,000,000)	(160,552,634)	(163,196,451)	(2,643,817)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	(181,500,000,000)	(160,552,849)	(163,196,451)	(2,643,602)
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	(3,735,500,000)	(244,039,991)	(243,623,904)	416,087

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	(3,735,500,000)	$(244,041,899)	$(243,623,905)	$417,994
Malaysian Ringgit, Expiring 06/17/15*	CitiBank	MYR	(223,155,000)	(60,133,130)	(59,856,064)	277,066
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	(231,155,000)	(62,277,457)	(62,001,875)	275,582
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	(2,597,413,502)	(328,174,433)	(321,759,349)	6,415,084
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(2,597,413,502)	(328,174,979)	(321,759,350)	6,415,629
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	(369,703,500)	(268,927,622)	(274,342,891)	(5,415,269)
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(369,703,500)	(268,976,355)	(274,342,891)	(5,366,536)
Philippine Peso, Expiring 06/17/15*	CitiBank	PHP	(3,750,000,000)	(83,550,412)	(83,519,295)	31,117
Philippine Peso, Expiring 06/17/15*	Credit Suisse International	PHP	(3,750,000,000)	(83,550,456)	(83,519,295)	31,161
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	(23,500,000)	(6,247,802)	(6,185,527)	62,275
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	(27,500,000)	(7,307,878)	(7,238,383)	69,495
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	(6,169,950,000)	(728,697,288)	(717,297,009)	11,400,279
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(6,169,949,999)	(728,697,164)	(717,297,008)	11,400,156
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	(266,955,000)	(193,636,953)	(194,150,434)	(513,481)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(266,955,000)	(193,637,208)	(194,150,434)	(513,226)
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	(63,545,000)	(24,091,987)	(23,973,052)	118,935
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	(63,545,000)	(24,088,232)	(23,973,053)	115,179
Taiwanese Dollar, Expiring 06/17/15*	CitiBank	TWD	(2,336,850,001)	(74,409,330)	(74,702,465)	(293,135)
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	(2,336,850,000)	(74,408,465)	(74,702,465)	(294,000)
South African Rand, Expiring 06/17/15	CitiBank	ZAR	(425,000,000)	(34,653,793)	(34,597,480)	56,313
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	(425,000,000)	(34,653,274)	(34,597,480)	55,794

				(12,120,872,367)	(11,991,363,323)	129,509,044

				$(3,444,010,557)	$(3,355,607,474)	$88,403,083

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $30 and $9,588, respectively at March 31, 2015. Cash held as collateral at CitiBank for forward foreign currency exchange contracts was $34,030,000 at March 31, 2015. Cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts was $37,330,000 at March 31, 2015.

*	Non deliverable forward. (See Note 4).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

MONEY MARKET FUNDS - 49.0%	SHARES	VALUE (Note 5)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^	122,516,908	$122,516,908
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^	6,220,045	6,220,045

TOTAL MONEY MARKET FUNDS (Cost $128,736,953)		128,736,953

SHORT-TERM INVESTMENTS - 42.2%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.066%, 05/21/2015 (c)	$51,432	51,430,200
U.S. Treasury Bill, 0.066%, 05/21/2015 ^(c)	18,099	18,098,366
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)	38,554	38,548,872
U.S. Treasury Bill, 0.063%, 08/06/2015 (c)	2,838	2,837,424

TOTAL SHORT-TERM INVESTMENTS (Cost $110,906,733)		110,914,862

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 91.2% (Cost $239,643,686)		239,651,815

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8% (d)		23,192,769

NET ASSETS - 100.0%		$262,844,584

(a)	Represents annualized seven-day yield as the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Cocoa May Futures^	4/2015	USD	1,228,274	$(121,677)
CitiBank	Cocoa May Futures^	4/2015	USD	(1,822,690)	14,359
CitiBank	Cocoa May Futures^	4/2015	USD	2,353,150	(40,810)
CitiBank	Cocoa May Futures^	4/2015	USD	(225,732)	136
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	(890,803)	193,078
CitiBank	Corn May Futures^	4/2015	USD	(7,066,987)	87,549
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	1,819,660	(52,855)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	(2,802,530)	$(68,513)
Bank of America	Euro - Bobl June Futures	6/2015	EUR	34,498,218	66,048
Bank of America	Euro - SCHATZ June Futures	6/2015	EUR	139,409,405	71,568
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	(4,586,730)	(96,690)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	849,341	(31,601)
Barclays Capital	Gasoline RBOB April Futures^	5/2015	USD	(1,221,595)	32,146
Barclays Capital	Gasoline RBOB April Futures^	5/2015	USD	1,165,248	24,185
Barclays Capital	Gasoline RBOB March Futures^	4/2015	USD	1,190,851	19,151
Barclays Capital	Gasoline RBOB March Futures^	4/2015	USD	(1,165,920)	(44,081)
CitiBank	Gold 100 OZ June Futures^	5/2015	USD	(15,092,910)	129,725
CitiBank	Gold 100 OZ June Futures^	5/2015	USD	5,035,259	(47,529)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	31,897,370	69,164
CitiBank	Hard Red Winter Wheat May Futures^	4/2015	USD	(1,865,463)	(8,025)
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	(3,959,658)	(57,558)
Barclays Capital	Heating Oil ULSD April Futures^	5/2015	USD	(1,417,920)	(16,800)
Barclays Capital	Heating Oil ULSD March Futures^	4/2015	USD	(1,433,040)	(21,167)
Barclays Capital	Heating Oil ULSD March Futures^	4/2015	USD	1,504,188	(49,978)
Bank of America	H-SHARES Index April Futures	4/2015	HKD	18,000,660	75,545
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	(2,580,693)	533,153
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	2,039,545	7,995
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	(2,489,725)	3,485
CitiBank	LME Aluminum June Futures^	6/2015	USD	(1,892,225)	19,025
CitiBank	LME Copper May Futures^	4/2015	USD	(3,791,750)	(181,250)
Bank of America	MSCI Taiwan Stock Index April Futures	4/2015	USD	3,622,584	(57,284)
CitiBank	Platinum July Futures^	6/2015	USD	(5,236,931)	34,461
Bank of America	SGX S&P CNX Nifty Index April Futures	4/2015	USD	3,325,060	(46,084)
CitiBank	Silver May Futures^	4/2015	USD	(3,273,875)	(150,618)
CitiBank	Silver May Futures^	4/2015	USD	2,545,800	(40,042)
CitiBank	Soybean May Futures^	4/2015	USD	(22,353,349)	114,568
CitiBank	Soybean May Futures^	4/2015	USD	6,411,921	(231,746)
CitiBank	Soybean Meal May Futures^	4/2015	USD	(671,196)	(15,082)
CitiBank	Soybean Meal May Futures^	4/2015	USD	202,890	(6,809)
CitiBank	Soybean Oil May Futures^	4/2015	USD	(2,942,818)	116,548
CitiBank	Sugar #11 (World Markets) April Futures^	4/2015	USD	(1,392,300)	256,564
Bank of America	Swiss Market Index June Futures	6/2015	CHF	8,570,309	(115,978)
Bank of America	Taiwan Stock Exchange April Futures	4/2015	TWD	38,454,708	(4,131)
Bank of America	U.S. Treasury 2-Year Note June Futures	6/2015	USD	105,838,239	233,387
Bank of America	U.S. Treasury 5-Year Note June Futures	6/2015	USD	28,497,428	232,986
CitiBank	Wheat May Futures^	4/2015	USD	(10,700,763)	184,270
CitiBank	Wheat May Futures^	4/2015	USD	891,736	(21,757)
CitiBank	WTI Crude April Futures^	5/2015	USD	(2,804,900)	139,300

					$1,130,331

Money Market Fund is pledged as collateral to Barclays Capital, CitiBank and Deutsche Bank for total return swap contracts in the amount of $200,000, $5,420,020 and $600,007, respectively at March 31, 2015. Additional cash held as collateral for Bank of America for total return swap contracts in the amount of $370,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	J.P. Morgan	KOSPI Index 200 Futures	6/2015	$116,265	$116,094	$(171)
12	J.P. Morgan	LME Aluminum Futures^	4/2015	550,317	535,068	(15,249)
2	J.P. Morgan	LME Aluminum Futures^	4/2015	88,945	89,339	394
1	J.P. Morgan	LME Aluminum Futures^	4/2015	45,968	44,681	(1,287)
4	J.P. Morgan	LME Aluminum Futures^	4/2015	187,204	178,725	(8,479)
7	J.P. Morgan	LME Aluminum Futures^	4/2015	321,884	312,813	(9,071)
9	J.P. Morgan	LME Aluminum Futures^	4/2015	411,280	402,217	(9,063)
6	J.P. Morgan	LME Aluminum Futures^	5/2015	279,373	268,162	(11,211)
4	J.P. Morgan	LME Copper Futures^	4/2015	613,415	606,557	(6,858)
8	J.P. Morgan	LME Copper Futures^	4/2015	1,224,030	1,213,158	(10,872)
4	J.P. Morgan	LME Copper Futures^	4/2015	609,515	606,600	(2,915)
5	J.P. Morgan	LME Copper Futures^	4/2015	736,765	758,219	21,454
1	J.P. Morgan	LME Copper Futures^	4/2015	138,914	151,628	12,714
2	J.P. Morgan	LME Copper Futures^	4/2015	281,256	303,141	21,885
7	J.P. Morgan	LME Copper Futures^	5/2015	992,076	1,059,843	67,767
3	J.P. Morgan	LME Copper Futures^	5/2015	436,869	453,713	16,844
1	J.P. Morgan	LME Copper Futures^	5/2015	146,900	151,246	4,346
2	J.P. Morgan	LME Copper Futures^	6/2015	296,999	302,598	5,599
29	J.P. Morgan	LME Copper Futures^	6/2015	4,414,124	4,385,163	(28,961)
6	J.P. Morgan	LME Copper Futures^	6/2015	911,880	906,150	(5,730)
6	J.P. Morgan	LME Copper Futures^	6/2015	920,635	906,150	(14,485)
7	J.P. Morgan	LME Copper Futures^	6/2015	1,068,357	1,057,175	(11,182)
7	J.P. Morgan	LME Copper Futures^	6/2015	1,067,392	1,057,175	(10,217)
1	J.P. Morgan	LME Copper Futures^	6/2015	152,450	151,025	(1,425)
2	J.P. Morgan	LME Nickel Futures^	5/2015	169,004	148,421	(20,583)
3	J.P. Morgan	LME Nickel Futures^	5/2015	256,782	222,684	(34,098)
1	J.P. Morgan	LME Nickel Futures^	5/2015	84,880	74,232	(10,648)
1	J.P. Morgan	LME Nickel Futures^	6/2015	83,614	74,266	(9,348)
1	J.P. Morgan	LME Nickel Futures^	6/2015	82,294	74,272	(8,022)
2	J.P. Morgan	LME Nickel Futures^	6/2015	170,646	148,558	(22,088)
1	J.P. Morgan	LME Nickel Futures^	6/2015	85,778	74,331	(11,447)
4	J.P. Morgan	LME Nickel Futures^	6/2015	319,450	297,393	(22,057)
3	J.P. Morgan	LME Nickel Futures^	6/2015	232,963	223,110	(9,853)
2	J.P. Morgan	LME Zinc Futures^	4/2015	104,206	103,664	(542)
4	J.P. Morgan	LME Zinc Futures^	4/2015	204,337	207,338	3,001
1	J.P. Morgan	LME Zinc Futures^	5/2015	52,583	51,949	(634)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Zinc Futures^	5/2015	$51,579	$51,983	$404
2	J.P. Morgan	LME Zinc Futures^	6/2015	102,232	104,019	1,787
1	J.P. Morgan	LME Zinc Futures^	6/2015	50,878	52,013	1,135
4	J.P. Morgan	LME Zinc Futures^	6/2015	202,986	208,068	5,082
3	J.P. Morgan	LME Zinc Futures^	6/2015	151,696	156,119	4,423
2	J.P. Morgan	LME Zinc Futures^	6/2015	104,192	104,125	(67)
1	J.P. Morgan	LME Zinc Futures^	6/2015	51,832	52,034	202
1	J.P. Morgan	LME Zinc Futures^	6/2015	52,468	52,025	(443)
365	J.P. Morgan	90-Day Sterling Futures	9/2016	66,860,983	67,003,330	142,347
115	Barclays Capital	Amsterdam Index Futures	4/2015	12,239,799	12,094,573	(145,226)
197	Barclays Capital	CAC40 Index Futures	4/2015	10,645,856	10,667,469	21,613
29	Barclays Capital	DAX Index Futures	6/2015	9,395,076	9,362,860	(32,216)
52	Barclays Capital	DJIA Mini E-CBOT Futures	6/2015	4,657,586	4,602,781	(54,805)
74	Barclays Capital	E-Mini Russell 2000 Futures	6/2015	9,151,270	9,241,860	90,590
261	Barclays Capital	Euro Stoxx 50 Index Futures	6/2015	10,123,255	10,190,047	66,792
113	Barclays Capital	FTSE 100 Index Futures	6/2015	11,366,803	11,276,080	(90,723)
99	J.P. Morgan	FTSE/JSE Top 40 Index Futures	6/2015	3,790,785	3,786,552	(4,233)
34	Barclays Capital	FTSE/MIB Index Futures	6/2015	4,111,726	4,170,959	59,233
39	Barclays Capital	Hang Seng Index Futures	4/2015	6,173,325	6,275,344	102,019
19	Barclays Capital	H-SHARES Index Futures	4/2015	1,463,488	1,518,377	54,889
49	Barclays Capital	IBEX 35 Index Futures	4/2015	5,812,140	6,053,923	241,783
36	Barclays Capital	KOSPI Index 200 Futures	6/2015	4,172,689	4,179,368	6,679
60	Barclays Capital	MSCI Singapore Index Futures	4/2015	3,338,243	3,323,642	(14,601)
15	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	530,877	529,500	(1,377)
94	Barclays Capital	NASDAQ 100 E-Mini Futures	6/2015	8,256,294	8,139,460	(116,834)
52	Barclays Capital	S&P 500 E-Mini Futures	6/2015	5,413,925	5,358,080	(55,845)
83	Barclays Capital	S&P MID 400 E-Mini Futures	6/2015	12,490,444	12,614,340	123,896
85	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	11,622,204	11,614,307	(7,897)
86	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	1,491,496	1,468,708	(22,788)
147	Barclays Capital	SPI 200 Index Futures	6/2015	16,323,108	16,475,289	152,181
93	Barclays Capital	TOPIX Index Futures	6/2015	11,826,800	11,968,608	141,808
300	J.P. Morgan	10-Year Japanese Government Bond Futures	6/2015	36,829,626	36,799,933	(29,693)
159	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	42,742,183	42,741,187	(996)
170	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	45,700,448	45,700,410	(38)
205	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	55,102,417	55,112,072	9,655
252	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	67,728,736	67,747,523	18,787
321	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	86,230,982	86,288,811	57,829

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
335	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	$89,962,739	$90,034,176	$71,437
327	J.P. Morgan	3-Month Euro Euribor Futures	3/2017	87,833,141	87,857,735	24,594
214	J.P. Morgan	90-Day EURODollar Futures	9/2015	53,212,541	53,243,200	30,659
235	J.P. Morgan	90-Day EURODollar Futures	12/2015	58,310,800	58,365,187	54,387
217	J.P. Morgan	90-Day EURODollar Futures	3/2016	53,715,191	53,794,300	79,109
195	J.P. Morgan	90-Day EURODollar Futures	6/2016	48,158,752	48,247,875	89,123
192	J.P. Morgan	90-Day EURODollar Futures	9/2016	47,317,032	47,412,000	94,968
202	J.P. Morgan	90-Day EURODollar Futures	12/2016	49,695,996	49,790,475	94,479
199	J.P. Morgan	90-Day EURODollar Futures	3/2017	48,855,237	48,978,875	123,638
440	J.P. Morgan	90-Day Sterling Futures	9/2015	80,969,463	81,097,477	128,014
442	J.P. Morgan	90-Day Sterling Futures	12/2015	81,241,333	81,416,927	175,594
440	J.P. Morgan	90-Day Sterling Futures	3/2016	80,840,660	80,966,947	126,287
395	J.P. Morgan	90-Day Sterling Futures	6/2016	72,445,956	72,598,337	152,381
340	J.P. Morgan	90-Day Sterling Futures	12/2016	62,221,459	62,338,401	116,942
334	J.P. Morgan	90-Day Sterling Futures	3/2017	61,056,298	61,182,573	126,275
121	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	12,005,631	12,227,277	221,646
742	J.P. Morgan	Australia 3-Year Bond Futures	6/2015	63,375,811	63,663,498	287,687
31	J.P. Morgan	Canadian 10-Year Bond Futures	6/2015	3,500,294	3,493,696	(6,598)
125	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	24,498,184	24,466,070	(32,114)
127	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	24,852,823	24,868,807	15,984
62	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	6/2015	10,293,439	10,532,250	238,811
138	J.P. Morgan	Euro - Bobl Futures	6/2015	19,189,567	19,205,405	15,838
86	J.P. Morgan	Euro - Bund Futures	6/2015	14,528,389	14,680,775	152,386
96	J.P. Morgan	Euro - OAT Futures	6/2015	15,946,217	16,108,105	161,888
16	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	9/2015	4,152,202	4,152,707	505
18	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	4,670,426	4,669,943	(483)
18	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2016	4,663,914	4,667,627	3,713
67	J.P. Morgan	Euro-BTP Italian Government Bond Futures	6/2015	10,083,104	10,127,629	44,525
8	J.P. Morgan	Euro-Buxl 30-Year Bond Futures	6/2015	1,455,845	1,515,328	59,483
108	J.P. Morgan	Long Gilt Futures	6/2015	19,080,959	19,345,019	264,060
214	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	6/2015	27,325,138	27,585,937	260,799

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
138	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	6/2015	$30,182,394	$30,243,563	$61,169
142	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	6/2015	16,961,874	17,069,953	108,079
66	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	6/2015	10,739,091	10,815,750	76,659

				1,877,561,677	1,881,566,461	4,004,784

Short Contracts:
78	Goldman Sachs	Brent Crude Futures^	4/2015	(4,664,043)	(4,298,580)	365,463
56	Goldman Sachs	Cocoa Futures^	5/2015	(1,534,350)	(1,511,440)	22,910
43	Goldman Sachs	Coffee ‘C’ Futures^	5/2015	(2,378,315)	(2,143,012)	235,303
187	Goldman Sachs	Corn Futures^	5/2015	(3,645,753)	(3,517,938)	127,815
37	Goldman Sachs	Cotton No. 2 Futures^	5/2015	(1,120,764)	(1,167,350)	(46,586)
125	Goldman Sachs	Gas Oil Futures^	5/2015	(6,347,920)	(6,550,000)	(202,080)
9	Goldman Sachs	Gold 100 OZ Futures^	6/2015	(1,068,035)	(1,064,880)	3,155
10	Goldman Sachs	Hard Red Winter Wheat Futures^	5/2015	(280,461)	(279,625)	836
10	Goldman Sachs	Heating Oil ULSD Futures^	5/2015	(699,343)	(717,360)	(18,017)
12	J.P. Morgan	LME Aluminum Futures^	4/2015	(548,905)	(535,068)	13,837
2	J.P. Morgan	LME Aluminum Futures^	4/2015	(88,209)	(89,340)	(1,131)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(45,777)	(44,681)	1,096
4	J.P. Morgan	LME Aluminum Futures^	4/2015	(187,488)	(178,725)	8,763
7	J.P. Morgan	LME Aluminum Futures^	4/2015	(320,661)	(312,813)	7,848
9	J.P. Morgan	LME Aluminum Futures^	4/2015	(411,490)	(402,216)	9,274
6	J.P. Morgan	LME Aluminum Futures^	5/2015	(279,674)	(268,162)	11,512
4	J.P. Morgan	LME Copper Futures^	4/2015	(612,783)	(606,557)	6,226
8	J.P. Morgan	LME Copper Futures^	4/2015	(1,228,304)	(1,213,158)	15,146
4	J.P. Morgan	LME Copper Futures^	4/2015	(612,319)	(606,600)	5,719
5	J.P. Morgan	LME Copper Futures^	4/2015	(745,646)	(758,219)	(12,573)
1	J.P. Morgan	LME Copper Futures^	4/2015	(137,553)	(151,628)	(14,075)
2	J.P. Morgan	LME Copper Futures^	4/2015	(282,050)	(303,141)	(21,091)
7	J.P. Morgan	LME Copper Futures^	5/2015	(995,723)	(1,059,844)	(64,121)
3	J.P. Morgan	LME Copper Futures^	5/2015	(440,738)	(453,712)	(12,974)
1	J.P. Morgan	LME Copper Futures^	5/2015	(145,871)	(151,246)	(5,375)
5	Morgan Stanley and Co., International PLC	LME Copper Futures^	5/2015	(323,748)	(342,500)	(18,752)
2	J.P. Morgan	LME Copper Futures^	6/2015	(295,542)	(302,597)	(7,055)
54	J.P. Morgan	LME Copper Futures^	6/2015	(7,938,467)	(8,165,475)	(227,008)
6	J.P. Morgan	LME Copper Futures^	6/2015	(910,185)	(906,150)	4,035
6	J.P. Morgan	LME Copper Futures^	6/2015	(917,985)	(906,150)	11,835
7	J.P. Morgan	LME Copper Futures^	6/2015	(1,067,483)	(1,057,175)	10,308

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
7	J.P. Morgan	LME Copper Futures^	6/2015	$(1,065,033)	$(1,057,175)	$7,858
1	J.P. Morgan	LME Copper Futures^	6/2015	(152,248)	(151,025)	1,223
2	J.P. Morgan	LME Nickel Futures^	5/2015	(168,776)	(148,422)	20,354
3	J.P. Morgan	LME Nickel Futures^	5/2015	(252,964)	(222,683)	30,281
1	J.P. Morgan	LME Nickel Futures^	5/2015	(85,508)	(74,232)	11,276
1	J.P. Morgan	LME Nickel Futures^	6/2015	(84,442)	(74,266)	10,176
1	J.P. Morgan	LME Nickel Futures^	6/2015	(83,177)	(74,271)	8,906
2	J.P. Morgan	LME Nickel Futures^	6/2015	(167,705)	(148,558)	19,147
18	J.P. Morgan	LME Nickel Futures^	6/2015	(1,479,796)	(1,337,472)	142,324
1	J.P. Morgan	LME Nickel Futures^	6/2015	(85,277)	(74,331)	10,946
4	J.P. Morgan	LME Nickel Futures^	6/2015	(322,228)	(297,393)	24,835
3	J.P. Morgan	LME Nickel Futures^	6/2015	(236,048)	(223,110)	12,938
2	J.P. Morgan	LME Zinc Futures^	4/2015	(106,152)	(103,663)	2,489
4	J.P. Morgan	LME Zinc Futures^	4/2015	(202,348)	(207,338)	(4,990)
1	J.P. Morgan	LME Zinc Futures^	5/2015	(52,334)	(51,950)	384
1	J.P. Morgan	LME Zinc Futures^	5/2015	(51,687)	(51,983)	(296)
2	J.P. Morgan	LME Zinc Futures^	6/2015	(102,734)	(104,019)	(1,285)
1	J.P. Morgan	LME Zinc Futures^	6/2015	(50,739)	(52,014)	(1,275)
4	J.P. Morgan	LME Zinc Futures^	6/2015	(203,265)	(208,068)	(4,803)
3	J.P. Morgan	LME Zinc Futures^	6/2015	(151,465)	(156,120)	(4,655)
21	J.P. Morgan	LME Zinc Futures^	6/2015	(1,068,503)	(1,093,313)	(24,810)
1	J.P. Morgan	LME Zinc Futures^	6/2015	(52,073)	(52,034)	39
1	J.P. Morgan	LME Zinc Futures^	6/2015	(52,048)	(52,025)	23
237	Goldman Sachs	Natural Gas Futures^	5/2015	(6,578,261)	(6,256,800)	321,461
14	Goldman Sachs	Platinum Futures^	7/2015	(807,716)	(800,380)	7,336
20	Goldman Sachs	Soybean Futures^	5/2015	(974,230)	(973,250)	980
84	Goldman Sachs	Soybean Meal Futures^	5/2015	(2,712,732)	(2,745,120)	(32,388)
117	Goldman Sachs	Soybean Oil Futures^	5/2015	(2,158,097)	(2,133,378)	24,719
583	Goldman Sachs	Sugar #11 (World Markets) Futures^	5/2015	(9,461,328)	(7,789,813)	1,671,515
26	Goldman Sachs	WTI Crude Futures^	5/2015	(1,266,848)	(1,237,600)	29,248
9	J.P. Morgan	10-Year Japanese Government Bond Futures	6/2015	(11,060,848)	(11,047,484)	13,364

				(81,572,195)	(79,064,632)	2,507,563

				$1,795,989,482	$1,802,501,829	$6,512,347

Cash held as collateral at Barclays Capital, Goldman Sachs, J.P. Morgan and Morgan Stanley and Co., International PLC for futures contracts was $7,386,673, $750,718, $3,083,234 and $269,843, respectively at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	17,299,000	$13,456,584	$13,119,210	$(337,374)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	17,299,000	13,456,304	13,119,210	(337,094)
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	4,000,000	1,212,844	1,225,203	12,359
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	4,000,000	1,212,844	1,225,203	12,359
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	13,909,000	11,124,115	10,970,530	(153,585)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	13,909,000	11,123,856	10,970,530	(153,326)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	77,000	77,320	79,485	2,165
Chilean Peso, Expiring 06/17/15*	CitiBank	CLP	55,000,000	87,930	87,468	(462)
Chilean Peso, Expiring 06/17/15*	Credit Suisse International	CLP	55,000,000	87,982	87,468	(514)
Czech Republic Koruna, Expiring 06/17/15	CitiBank	CZK	152,350,000	6,011,300	5,950,095	(61,205)
Czech Republic Koruna, Expiring 06/17/15	Credit Suisse International	CZK	152,350,000	6,010,755	5,950,095	(60,660)
Euro, Expiring 06/17/15	CitiBank	EUR	14,102,500	15,179,780	15,179,667	(113)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	14,647,500	15,786,040	15,766,296	(19,744)
British Pound, Expiring 06/17/15	CitiBank	GBP	1,037,000	1,540,659	1,537,480	(3,179)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	1,037,000	1,540,635	1,537,480	(3,155)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	1,060,000	136,518	136,709	191
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	1,060,000	136,517	136,709	192
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	1,652,000,000	5,926,349	5,902,355	(23,994)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	1,652,000,000	5,926,056	5,902,355	(23,701)
Indonesian Rupiah, Expiring 06/17/15*	CitiBank	IDR	1,850,000,000	139,227	138,912	(315)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	2,350,000,000	176,870	176,456	(414)
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	4,900,000	1,239,061	1,231,574	(7,487)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	4,900,000	1,239,002	1,231,574	(7,428)
Indian Rupee, Expiring 06/17/15*	CitiBank	INR	353,500,000	5,568,956	5,555,919	(13,037)
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	353,500,000	5,568,960	5,555,919	(13,041)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	4,898,745,002	40,612,511	40,889,045	276,534
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	4,898,745,002	40,611,674	40,889,046	277,372

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 06/17/15*	CitiBank	KRW	12,032,000,001	$10,831,166	$10,818,620	$(12,546)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	12,032,000,000	10,831,274	10,818,620	(12,654)
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	74,300,000	4,899,970	4,845,739	(54,231)
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	74,300,000	4,898,966	4,845,739	(53,227)
Malaysian Ringgit, Expiring 06/17/15*	CitiBank	MYR	950,000	256,334	254,814	(1,520)
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	950,000	256,334	254,815	(1,519)
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	12,360,500	1,603,300	1,531,179	(72,121)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	12,360,500	1,603,332	1,531,179	(72,153)
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	37,772,000	27,942,232	28,029,163	86,931
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	37,772,000	27,941,157	28,029,164	88,007
Philippine Peso, Expiring 06/17/15*	CitiBank	PHP	200,300,000	4,528,868	4,461,043	(67,825)
Philippine Peso, Expiring 06/17/15*	Credit Suisse International	PHP	200,300,000	4,528,875	4,461,043	(67,832)
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	12,485,001	3,242,617	3,286,226	43,609
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	12,785,000	3,319,390	3,365,190	45,800
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	157,279,500	18,764,738	18,284,771	(479,967)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	157,279,500	18,764,391	18,284,771	(479,620)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	4,360,000	3,167,631	3,170,932	3,301
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	4,360,000	3,166,865	3,170,932	4,067
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	2,700,000	1,010,396	1,018,605	8,209
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	2,700,000	1,009,915	1,018,605	8,690
Taiwanese Dollar, Expiring 06/17/15*	CitiBank	TWD	304,500,000	9,713,266	9,734,002	20,736
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	305,500,000	9,744,932	9,765,969	21,037
South African Rand, Expiring 06/17/15	CitiBank	ZAR	59,815,000	4,961,683	4,869,289	(92,394)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	59,815,000	4,961,280	4,869,289	(91,991)

				$387,139,561	$385,271,692	$(1,867,869)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	(38,023,000)	$(28,884,368)	$(28,835,869)	$48,499
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(38,023,000)	(28,884,597)	(28,835,868)	48,729
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	(10,430,000)	(3,275,782)	(3,194,716)	81,066

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(11,130,000)	$(3,509,536)	$(3,409,127)	$100,409
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	(13,514,500)	(10,733,615)	(10,659,373)	74,242
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(13,514,500)	(10,733,716)	(10,659,373)	74,343
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(43,000)	(44,226)	(44,389)	(163)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(80,000)	(82,886)	(82,581)	305
Chilean Peso, Expiring 06/17/15*	CitiBank	CLP	(814,500,000)	(1,295,233)	(1,295,312)	(79)
Chilean Peso, Expiring 06/17/15*	Credit Suisse International	CLP	(854,500,000)	(1,357,407)	(1,358,924)	(1,517)
Columbian Peso, Expiring 06/17/15*	CitiBank	COP	(1,636,500,000)	(629,445)	(623,628)	5,817
Columbian Peso, Expiring 06/17/15*	Credit Suisse International	COP	(1,636,500,000)	(629,103)	(623,628)	5,475
Czech Republic Koruna, Expiring 06/17/15	CitiBank	CZK	(65,000,000)	(2,576,666)	(2,538,603)	38,063
Czech Republic Koruna, Expiring 06/17/15	Credit Suisse International	CZK	(65,000,000)	(2,576,782)	(2,538,603)	38,179
Euro, Expiring 06/17/15	CitiBank	EUR	(79,427,502)	(87,274,088)	(85,494,281)	1,779,807
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(79,436,501)	(87,284,745)	(85,503,967)	1,780,778
British Pound, Expiring 06/17/15	CitiBank	GBP	(13,214,001)	(19,957,876)	(19,591,371)	366,505
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(13,214,001)	(19,958,018)	(19,591,371)	366,647
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(792,000)	(102,118)	(102,145)	(27)
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	(25,000,000)	(88,157)	(89,322)	(1,165)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	(25,000,000)	(88,173)	(89,322)	(1,149)
Indonesian Rupiah, Expiring 06/17/15*	CitiBank	IDR	(30,105,000,000)	(2,251,506)	(2,260,526)	(9,020)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	(30,105,000,000)	(2,251,506)	(2,260,526)	(9,020)
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	(11,825,000)	(2,967,492)	(2,972,117)	(4,625)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	(11,825,000)	(2,967,628)	(2,972,117)	(4,489)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	(1,976,710,000)	(16,541,275)	(16,499,284)	41,991
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(1,976,710,000)	(16,541,989)	(16,499,284)	42,705
Korean Won, Expiring 06/17/15*	CitiBank	KRW	(8,040,000,000)	(7,110,496)	(7,229,198)	(118,702)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	(8,040,000,000)	(7,110,504)	(7,229,198)	(118,694)
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	(171,275,000)	(11,189,241)	(11,170,309)	18,932
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	(171,275,000)	(11,189,423)	(11,170,309)	19,114
Malaysian Ringgit, Expiring 06/17/15*	CitiBank	MYR	(10,510,000)	(2,831,893)	(2,819,061)	12,832
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	(11,010,000)	(2,965,951)	(2,953,173)	12,778

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	(118,871,000)	$(15,002,253)	$(14,725,362)	$276,891
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(118,871,000)	(15,002,290)	(14,725,362)	276,928
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	(15,309,500)	(11,132,746)	(11,360,598)	(227,852)
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(15,309,500)	(11,134,759)	(11,360,598)	(225,839)
Philippine Peso, Expiring 06/17/15*	CitiBank	PHP	(162,500,000)	(3,617,251)	(3,619,168)	(1,917)
Philippine Peso, Expiring 06/17/15*	Credit Suisse International	PHP	(162,500,000)	(3,617,253)	(3,619,168)	(1,915)
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	(1,200,000)	(319,014)	(315,857)	3,157
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	(1,300,000)	(345,537)	(342,178)	3,359
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	(275,165,500)	(32,489,924)	(31,989,789)	500,135
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(275,165,500)	(32,489,933)	(31,989,789)	500,144
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	(11,870,500)	(8,610,443)	(8,633,150)	(22,707)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(11,870,500)	(8,610,454)	(8,633,150)	(22,696)
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	(2,966,000)	(1,124,179)	(1,118,954)	5,225
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	(2,966,000)	(1,124,033)	(1,118,954)	5,079
Taiwanese Dollar, Expiring 06/17/15*	CitiBank	TWD	(102,950,000)	(3,278,098)	(3,291,019)	(12,921)
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	(102,950,000)	(3,278,060)	(3,291,019)	(12,959)
South African Rand, Expiring 06/17/15	CitiBank	ZAR	(16,800,000)	(1,372,611)	(1,367,617)	4,994
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	(16,800,000)	(1,372,587)	(1,367,617)	4,970

				(549,806,866)	(544,066,224)	5,740,642

				$(162,667,305)	$(158,794,532)	$3,872,773

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $11 at March 31, 2015. Additional cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts in the amount of $1,620,000 at March 31, 2015. Additional cash held as collateral at CitiBank for forward foreign currency exchange contracts in the amount of $1,750,000 at March 31, 2015.

*	Non-deliverable forward. (See Note 4).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 94.3%	SHARES	VALUE (Note 5)
COMMON STOCKS - 14.1%

Brazil - 1.0%
Ambev SA ADR (1)(a)	168,200	$968,832
Banco Bradesco SA ADR (1)	243,912	2,263,503
Banco do Brasil SA (1)	203,100	1,464,283
BR Malls Participacoes SA (1)	30,100	160,141
BRF SA ADR (1)	45,000	890,100
Centrais Eletricas Brasileiras SA (1)	66,400	119,836
Cia Brasileira de Distribuicao ADR (1)(a)	34,500	1,028,790
Cia Energetica de Minas Gerais ADR (1)(a)	131,577	538,150
Estacio Participacoes SA (1)	114,500	675,904
Fibria Celulose SA ADR (1)†(a)	26,100	368,793
Gerdau SA ADR (1)	85,700	274,240
Itau Unibanco Holding SA ADR (1)	247,834	2,741,044
JBS SA (1)	480,593	2,136,772
Petroleo Brasileiro SA ADR (1)(a)	225,800	1,375,122
Porto Seguro SA (1)	83,400	928,191
Qualicorp SA (1)†	53,100	382,334
Tim Participacoes SA ADR (1)	23,700	392,946
Vale SA ADR (1)(a)	279,200	1,354,120

		18,063,101

Cayman Islands - 0.0% (b)
Herbalife Ltd. (1)†(a)	3,988	170,527

Chile - 0.0% (b)
Enersis SA ADR (1)(a)	27,300	443,898
Latam Airlines Group SA ADR (1)†	13,900	112,034

		555,932

China - 2.2%
Agricultural Bank of China Ltd., H Shares (a)	3,003,000	1,486,762
Air China Ltd., H Shares	480,000	489,717
Bank of China Ltd., H Shares (a)	6,136,000	3,547,074
Bank of Communications Co., Ltd., H Shares (a)	817,000	702,169
China CITIC Bank Corp. Ltd., H Shares (a)	1,033,000	778,775
China Communications Construction Co., Ltd., H Shares	1,902,000	2,680,014
China Construction Bank Corp., H Shares (a)	4,752,000	3,944,099
China Life Insurance Co., Ltd., H Shares	125,000	549,470
China Merchants Bank Co., Ltd., H Shares (a)	151,500	369,908
China Pacific Insurance Group Co., Ltd., H Shares	231,400	1,100,688
China Petroleum & Chemical Corp. ADR (1)(a)	21,920	1,746,805
China Railway Construction Corp. Ltd., H Shares	482,000	718,575

	SHARES	VALUE (Note 5)
China - 2.2% (continued)
China Telecom Corp. Ltd., H Shares (a)	3,870,000	$2,474,137
China Vanke Co., Ltd., H Shares †	123,300	292,216
CNOOC Ltd. ADR (1)(a)	7,200	1,021,104
Country Garden Holdings Co., Ltd. (a)	329,000	132,698
CSPC Pharmaceutical Group Ltd. (a)	608,000	514,458
Dongfeng Motor Group Co., Ltd., H Shares (a)	1,318,000	2,108,060
Evergrande Real Estate Group Ltd.	295,000	148,703
GOME Electrical Appliances Holding Ltd. (a)	8,420,000	1,212,904
Huaneng Power International, Inc., H Shares (a)	514,000	610,468
Industrial & Commercial Bank of China Ltd., H Shares (a)	4,824,000	3,568,227
New China Life Insurance Co., Ltd., H Shares	39,500	219,925
PetroChina Co., Ltd. ADR (1)(a)	5,300	589,413
PICC Property & Casualty Co., Ltd., H Shares	734,000	1,449,168
Ping An Insurance Group Co. of China Ltd., H Shares	20,500	245,931
Semiconductor Manufacturing International Corp. †	2,188,000	212,526
Sihuan Pharmaceutical Holdings Group Ltd. (a)	816,000	464,172
Sino-Ocean Land Holdings Ltd.	136,500	82,573
Sinopec Shanghai Petrochemical Co., Ltd., H Shares (a)	4,281,000	1,595,799
Sinotrans Ltd., H Shares	818,000	470,212
Tencent Holdings Ltd. (a)	174,100	3,306,144
Zhejiang Expressway Co., Ltd., H Shares (a)	428,000	566,542

		39,399,436

France - 0.0% (b)
Lafarge SA (a)	13,675	889,021

Hong Kong - 0.9%
China Gas Holdings Ltd. (a)	132,000	215,987
China Mobile Ltd. ADR (1)(a)	144,200	9,377,326
China Overseas Land & Investment Ltd. (a)	438,000	1,414,476
China Resources Land Ltd. (a)	240,000	678,290
China Resources Power Holdings Co., Ltd. (a)	144,000	361,136
Far East Horizon Ltd.	215,000	196,651
Guangdong Investment Ltd. (a)	484,000	634,703

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Hong Kong - 0.9% (continued)
Shimao Property Holdings Ltd. (a)	132,500	$278,024
Sino Biopharmaceutical Ltd. (a)	2,712,000	2,743,685

		15,900,278

India - 0.7%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	43,700	2,495,270
Infosys Ltd. ADR (1)	115,600	4,055,248
Tata Motors Ltd. ADR (1)	100,700	4,537,542
Wipro Ltd. ADR (1)	83,057	1,106,319

		12,194,379

Indonesia - 0.4%
Adaro Energy Tbk PT	6,765,300	490,293
Astra Agro Lestari Tbk PT	197,000	365,660
Bank Negara Indonesia Persero Tbk PT	2,630,300	1,452,144
Bank Rakyat Indonesia Persero Tbk PT	1,111,300	1,127,208
Indofood Sukses Makmur Tbk PT	1,202,600	684,836
Perusahaan Gas Negara Persero Tbk PT	2,526,800	926,143
Tambang Batubara Bukit Asam Persero Tbk PT	83,100	68,133
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	28,500	1,240,890
United Tractors Tbk PT	112,000	186,386

		6,541,693

Japan - 0.2%
Tokyo Electron Ltd. (a)	43,091	2,988,954

Korea, Republic of - 1.6%
Amorepacific Corp.	618	1,867,277
AMOREPACIFIC Group	1,385	1,871,433
Coway Co., Ltd.	10,827	891,115
Daelim Industrial Co., Ltd.	4,514	262,181
Daewoo Securities Co., Ltd.	22,575	262,483
Dongbu Insurance Co., Ltd.	24,686	1,099,184
Hanwha Corp.	16,949	553,694
Hanwha Life Insurance Co., Ltd.	63,443	420,975
Hyosung Corp.	6,612	515,631
Hyundai Department Store Co., Ltd.	688	92,233
Hyundai Development Co.-Engineering & Construction	33,794	1,732,314
Hyundai Engineering & Construction Co. Ltd.	15,971	723,082
Hyundai Mobis Co., Ltd.	6,387	1,414,756
Industrial Bank of Korea	38,092	457,241

	SHARES	VALUE (Note 5)
Korea, Republic of - 1.6% (continued)
Korea Electric Power Corp.	12,831	$528,762
Korean Air Lines Co., Ltd. †	71,726	3,134,143
LG Chem Ltd.	2,314	469,724
LG Display Co., Ltd. ADR (1)	103,900	1,486,809
Lotte Chemical Corp.	5,999	1,096,077
LS Corp.	2,217	103,690
Mirae Asset Securities Co., Ltd.	10,922	514,057
NCSoft Corp.	6,840	1,116,895
Samsung Card Co., Ltd.	22,176	819,617
Shinhan Financial Group Co., Ltd.	3,097	116,354
SK Holdings Co., Ltd.	7,811	1,195,189
SK Hynix, Inc.	74,126	3,027,797
SK Networks Co., Ltd.	120,197	882,157
SK Telecom Co., Ltd. ADR (1)	47,900	1,303,359
Woori Bank	26,063	219,935

		28,178,164

Malaysia - 0.3%
AirAsia Bhd	577,800	371,019
Alliance Financial Group Bhd	124,000	160,201
IOI Corp. Bhd	334,200	414,179
Malayan Banking Bhd	146,800	369,840
MISC Bhd	211,300	483,403
Petronas Chemicals Group Bhd	181,400	275,682
SapuraKencana Petroleum Bhd	310,600	197,526
Tenaga Nasional Bhd	619,300	2,397,793

		4,669,643

Mexico - 0.8%
Alfa SAB de CV, Class A (1)†(a)	417,500	843,020
America Movil SAB de CV, Class L ADR (1)(a)	291,600	5,966,136
Arca Continental SAB de CV (1)†(a)	164,400	1,009,777
Cemex SAB de CV ADR (1)†	47,112	446,151
Fibra Uno Administracion SA de CV REIT (1)(a)	246,800	653,830
Fomento Economico Mexicano SAB de CV ADR (1)†(a)	7,700	719,950
Genomma Lab Internacional SAB de CV, Class B (1)†	196,400	186,054
Gentera SAB de CV (1)†	528,100	951,054
Gruma SAB de CV, Class B (1)(a)	123,700	1,570,346
Grupo Aeroportuario del Pacifico SAB de CV ADR (1)(a)	2,200	144,188
Grupo Bimbo SAB de CV, Series A (1)†(a)	94,844	268,984
Grupo Televisa SAB ADR (1)†(a)	24,200	798,842

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Mexico - 0.8% (continued)
Mexichem SAB de CV (1)(a)	75,700	$197,718
OHL Mexico SAB de CV (1)†	175,000	332,825

		14,088,875

Peru - 0.0% (b)
Cia de Minas Buenaventura SAA ADR (1)	9,100	92,183
Credicorp Ltd. (1)	3,200	450,016

		542,199

Poland - 0.4%
Bank Zachodni WBK SA	4,350	395,590
Cyfrowy Polsat SA	15,009	98,727
Energa SA	46,900	307,693
KGHM Polska Miedz SA	33,606	1,062,088
Orange Polska SA	371,917	934,605
PGE Polska Grupa Energetyczna SA	665,382	3,655,656
Polskie Gornictwo Naftowe i Gazownictwo SA	616,834	893,906
Powszechny Zaklad Ubezpieczen SA	1,891	243,989
Tauron Polska Energia SA	356,397	414,251

		8,006,505

South Africa - 0.9%
African Rainbow Minerals Ltd.	14,945	121,552
Barclays Africa Group Ltd.	17,008	259,205
FirstRand Ltd.	182,979	841,162
Foschini Group Ltd./The	53,032	788,476
Growthpoint Properties Ltd. REIT	233,896	552,252
Investec Ltd.	127,105	1,051,840
Liberty Holdings Ltd.	39,539	546,625
Mediclinic International Ltd.	36,362	365,065
MMI Holdings Ltd.	287,805	779,083
Mr Price Group Ltd.	20,075	429,366
MTN Group Ltd.	113,877	1,919,642
Naspers Ltd., N Shares	11,903	1,825,813
Netcare Ltd.	68,618	235,311
Redefine Properties Ltd. REIT	197,093	201,270
Remgro Ltd.	19,213	420,448
RMB Holdings Ltd.	198,532	1,142,021
Sanlam Ltd.	277,791	1,790,307
Sasol Ltd. ADR (1)(a)	65,500	2,229,620
Telkom SA SOC Ltd. †	34,656	226,045
Tiger Brands Ltd.	18,363	462,059

	SHARES	VALUE (Note 5)
South Africa - 0.9% (continued)
Woolworths Holdings Ltd.	63,167	$447,837

		16,634,999

Taiwan - 1.7%
Advanced Semiconductor Engineering, Inc.	164,000	222,078
AU Optronics Corp.	2,535,000	1,271,972
Chicony Electronics Co., Ltd.	177,087	495,489
China Airlines Ltd. †	1,946,000	998,255
China Motor Corp.	115,000	99,517
CTBC Financial Holding Co., Ltd.	649,690	431,243
Eva Airways Corp. †	529,000	387,930
Far EasTone Telecommunications Co., Ltd. †	33,000	79,611
Fubon Financial Holding Co., Ltd.	2,192,297	3,929,785
Hon Hai Precision Industry Co., Ltd.	936,052	2,739,956
Inotera Memories, Inc. †	2,836,000	3,764,344
Inventec Corp.	485,000	350,258
Kinsus Interconnect Technology Corp.	336,000	1,076,169
Largan Precision Co., Ltd.	35,000	3,008,880
Lite-On Technology Corp.	103,535	133,934
MediaTek, Inc.	120,176	1,623,069
Novatek Microelectronics Corp.	68,000	350,943
Pegatron Corp.	514,000	1,386,795
Powertech Technology, Inc.	231,000	396,981
President Chain Store Corp.	140,000	1,052,260
Realtek Semiconductor Corp.	225,833	719,293
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)(a)	251,800	5,912,264
Uni-President Enterprises Corp.	145,642	243,394

		30,674,420

Thailand - 0.0% (b)
BEC World PCL NVDR	104,800	132,007
Delta Electronics Thailand PCL NVDR	48,900	113,050
Thai Union Frozen Products PCL NVDR	542,000	334,637

		579,694

Turkey - 0.1%
TAV Havalimanlari Holding AS †	192,977	1,612,299

United States - 2.9%
Mavenir Systems, Inc. (1)†	200,494	3,556,763

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
United States - 2.9% (continued)
NextEra Energy, Inc. (1)	758	$78,870
Pharmacyclics, Inc. (1)†	61,387	15,712,003
Regeneron Pharmaceuticals, Inc. (1)†	60,839	27,467,592
Sirius XM Holdings, Inc. (1)†	1,507,206	5,757,527
Southern Copper Corp. (1)	8,101	236,387

		52,809,142

TOTAL COMMON STOCKS (cost $238,087,501)		254,499,261

PREFERRED STOCKS - 0.1%

Brazil - 0.1%
Banco do Estado do Rio Grande do Sul SA, Series B (1)	39,400	137,154
Cia Energetica de Sao Paulo, Series B (1)	70,300	524,240
Lojas Americanas SA (1)	44,400	229,544

TOTAL PREFERRED STOCKS (cost $1,054,845)		890,938

CONVERTIBLE PREFERRED STOCKS - 5.6%	SHARES	VALUE (Note 5)
Ireland - 0.6%
Actavis PLC, Series A, $1,000.00 par, 5.500% 03/01/18 (1)(a)	9,850	$9,968,200

United States - 5.0%
American Tower Corp., $100.00 par, 5.500% 02/15/18 (1)(a)	20,700	2,054,061
American Tower Corp., Series A, $100.00 par, 5.250% 05/15/17 (1)(a)	16,300	1,685,420
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49 (1)(a)(c)	30,900	3,229,050
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% 05/17/15 (a)(c)(d)	400	347,750
Crown Castle International Corp., Series A, $100.00 par, 4.500% 11/01/16 (1)(a)	77,025	8,074,531
Dominion Resources, Inc., $50.00 par, 6.375% 07/01/17 (1)	19,150	926,860
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16 (1)	167,375	9,399,780
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1)	245,525	13,847,610
Health Care REIT, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500% 04/20/18 (1)(c)	196,875	13,222,125
Omnicare Capital Trust II, Series B, $50.00 par, 4.000% 06/15/33 (1)	4,950	470,992
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500% 02/15/19 (c)(d)	22,177	2,054,145
Southwestern Energy Co., Series B, $50.00 par, 6.250% 01/15/18 (1)	254,175	12,807,878
T-Mobile US, Inc., $50.00 par, 5.500% 12/15/17 (1)	160,075	9,390,000

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

			SHARES	VALUE (Note 5)
United States - 5.0% (continued)
Tyson Foods, Inc., $50.00 par, 4.750% 07/15/17 (1)			204,550	$9,916,584
Weyerhaeuser Co., Series A, $50.00 par, 6.375% 07/01/16 (1)			57,925	3,169,656

				90,596,442

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $101,790,550)				100,564,642

CORPORATE BONDS - 0.0% (b)	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
United States - 0.0% (b)
Sabine Oil & Gas Corp. (a)
(cost $3,963,449)	7.250%	06/15/19	$3,950	$701,125

CONVERTIBLE BONDS - 28.3%
Bermuda - 0.2%
Ship Finance International Ltd.	3.250%	02/01/18	3,350	3,331,156

Canada - 0.1%
Element Financial Corp. 144A (a)(d)	5.125%	06/30/19	1,550	1,456,318

Cayman Islands - 0.1%
Herbalife Ltd. (a)	2.000%	08/15/19	3,000	2,467,500

Malta - 0.1%
Lufthansa Malta Blues LP, Series JBLU 144A (a)(d)	0.750%	04/05/17	475	1,808,671

Mexico - 0.0% (b)
Cemex SAB de CV	3.750%	03/15/18	350	414,312

Monaco - 0.1%
Scorpio Tankers, Inc. 144A (a)(d)	2.375%	07/01/19	1,625	1,678,828

Netherlands - 1.0%
Fiat Chrysler Automobiles NV, Series FCAU (1)	7.875%	12/15/16	10,708	14,751,723
NXP Semiconductors NV 144A (a)(d)	1.000%	12/01/19	2,550	3,037,688

				17,789,411

United States - 26.7%
Acorda Therapeutics, Inc. (a)	1.750%	06/15/21	275	281,531
Alpha Natural Resources, Inc. (a)	4.875%	12/15/20	200	50,125
American Realty Capital Properties, Inc. (a)	3.750%	12/15/20	525	512,859
American Realty Capital Properties, Inc. (a)	3.000%	08/01/18	3,525	3,432,469
Annaly Capital Management, Inc. (3)(e)	5.000%	05/15/15	2,650	2,656,625
Ares Capital Corp. 144A (d)	5.750%	02/01/16	417	430,292
Cheniere Energy, Inc. (a)	4.250%	03/15/45	8,400	6,966,750
Ciena Corp. (a)	4.000%	12/15/20	1,166	1,481,549
DDR Corp.	1.750%	11/15/40	1,670	2,106,287
Electronic Arts, Inc.	0.750%	07/15/16	450	834,187
Equinix, Inc.	4.750%	06/15/16	4,450	12,857,719

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
United States - 26.7% (continued)
General Cable Corp. (a)(f)	4.500%	11/15/29	$1,170	$927,956
Health Care REIT, Inc.	3.000%	12/01/29	4,550	6,782,344
Hologic, Inc., Series 2010 (f)	2.000%	12/15/37	1,650	2,428,594
Intel Corp.	3.250%	08/01/39	19,000	29,996,250
Lennar Corp. 144A (d)	3.250%	11/15/21	3,325	7,416,828
Lennar Corp. 144A (d)	2.750%	12/15/20	2,650	6,166,219
LinkedIn Corp. 144A (a)(d)	0.500%	11/01/19	15,750	17,285,625
Medicines Co./The 144A (d)	2.500%	01/15/22	5,275	5,680,516
Meritor, Inc.	7.875%	03/01/26	1,600	2,391,000
MGIC Investment Corp.	5.000%	05/01/17	3,250	3,583,125
MGIC Investment Corp.	2.000%	04/01/20	13,700	20,113,312
MGM Resorts International	4.250%	04/15/15	8,525	9,707,844
Microchip Technology, Inc.	2.125%	12/15/37	15,700	30,683,687
Micron Technology, Inc., Series C	2.375%	05/01/32	8,875	24,983,125
Micron Technology, Inc., Series F	2.125%	02/15/33	1,300	3,228,875
NorthStar Realty Finance LP 144A (a)(d)	5.375%	06/15/33	100	202,375
Novellus Systems, Inc.	2.625%	05/15/41	13,650	27,871,594
NRG Yield, Inc. 144A (d)	3.500%	02/01/19	3,925	4,621,688
Palo Alto Networks, Inc. 144A (a)(d)	0.000%	07/01/19	4,800	6,885,000
PHH Corp.	6.000%	06/15/17	14,402	28,497,958
Priceline Group, Inc./The 144A (a)(d)	0.900%	09/15/21	7,100	6,851,500
Prospect Capital Corp. 144A (d)	4.750%	04/15/20	1,100	1,029,875
Radian Group, Inc.	2.250%	03/01/19	6,525	10,460,391
Radian Group, Inc.	3.000%	11/15/17	6,000	9,183,750
SanDisk Corp.	1.500%	08/15/17	14,265	19,427,147
SL Green Operating Partnership LP 144A (d)	3.000%	10/15/17	5,325	8,346,938
Spirit Realty Capital, Inc.	3.750%	05/15/21	1,725	1,723,922
Spirit Realty Capital, Inc. (a)	2.875%	05/15/19	675	673,734
Standard Pacific Corp. (a)	1.250%	08/01/32	3,575	4,408,422
Starwood Property Trust, Inc.	3.750%	10/15/17	1,650	1,720,125
Starwood Property Trust, Inc. (a)	4.000%	01/15/19	4,350	5,007,937
Starwood Property Trust, Inc.	4.550%	03/01/18	5,925	6,506,391
Stillwater Mining Co.	1.750%	10/15/32	2,100	2,394,000
SunEdison, Inc. (a)	2.750%	01/01/21	7,475	13,053,219
SunEdison, Inc.	2.000%	10/01/18	8,150	14,012,906
SunEdison, Inc. 144A (a)(d)	0.250%	01/15/20	950	1,017,094
Take-Two Interactive Software, Inc. (a)	1.750%	12/01/16	2,450	3,442,250
Tesla Motors, Inc.	1.500%	06/01/18	8,500	13,642,500
Trinity Industries, Inc. (a)	3.875%	06/01/36	4,550	7,109,375
TTM Technologies, Inc.	1.750%	12/15/20	200	218,875
Twitter, Inc. 144A (d)	0.250%	09/15/19	3,575	3,510,203
UTi Worldwide, Inc. (a)	4.500%	03/01/19	3,775	4,232,719
VeriSign, Inc.	4.136%	08/15/37	21,619	42,873,179
Vishay Intertechnology, Inc. 144A (a)(d)	2.250%	11/15/40	1,175	1,263,125
WebMD Health Corp. (a)	1.500%	12/01/20	1,775	1,871,516
WellPoint, Inc.	2.750%	10/15/42	11,075	22,876,797
Whiting Petroleum Corp. 144A (a)(d)	1.250%	04/01/20	1,575	1,662,609

				479,584,807

TOTAL CONVERTIBLE BONDS (cost $435,572,719)				508,531,003

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)

MONEY MARKET FUNDS - 43.2%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (g)^	1,000,120	$1,000,120
Dreyfus Treasury Cash Management, Class I, 0.010% (g)^	4,000,478	4,000,478
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (g)^	200,464,412	200,464,412
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(h)^	566,526,072	566,526,072
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (g)^	5,000,932	5,000,932

TOTAL MONEY MARKET FUNDS (cost $776,992,014)		776,992,014

SHORT-TERM INVESTMENTS - 3.0%	PRINCIPAL AMOUNT (000’S)
U.S. Treasury Bill, 0.063%, 8/6/2015 (i)^	$16,424	16,423,665
U.S. Treasury Bill, 0.072%, 7/30/2015 (i)^	25,755	25,754,574
U.S. Treasury Bill, 0.066%, 5/28/2015 (i)^	11,299	11,299,424

TOTAL SHORT-TERM INVESTMENTS (cost $53,473,951)		53,477,663

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $1,610,935,029)		1,695,656,646

SECURITIES SOLD SHORT - (28.6)%

COMMON STOCKS - (28.6)%

Canada - 0.0% (b)
Element Financial Corp. (1)†	(51,232)	(692,505)

Mexico - 0.0% (b)
Cemex SAB de CV ADR (1)	(26,126)	(247,413)

Monaco - (0.1)%
Scorpio Tankers, Inc. (1)	(90,015)	(847,941)

Netherlands - (0.8)%
Fiat Chrysler Automobiles NV (1)†	(768,992)	(12,542,260)
NXP Semiconductor NV (1)†	(18,348)	(1,841,405)

		(14,383,665)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(110,710)	(1,638,508)

	SHARES	VALUE (Note 5)
Switzerland - (0.1)%
Holcim Ltd. †	(12,307)	$(916,902)

United States - (27.5)%
Acorda Therapeutics, Inc. (1)†	(4,362)	(145,167)
Actavis PLC (1)†	(24,625)	(7,328,892)
Alpha Natural Resources, Inc. (1)†	(11,459)	(11,458)
American Realty Capital Properties, Inc. REIT (1)	(61,153)	(602,357)
American Tower Corp. REIT (1)	(26,340)	(2,479,911)
Anthem, Inc. (1)	(135,001)	(20,845,504)
Applied Materials, Inc. (1)	(140,047)	(3,159,460)
Ares Capital Corp. (1)	(3,270)	(56,146)
Bunge Ltd. (1)	(13,521)	(1,113,590)
Cheniere Energy, Inc. (1)†	(44,920)	(3,476,808)
Chesapeake Energy Corp. (1)	(8,946)	(126,675)
Ciena Corp. (1)†	(35,463)	(684,790)
Crown Castle International Corp. REIT (1)	(58,674)	(4,842,952)
DDR Corp. REIT (1)	(107,169)	(1,995,487)
Dominion Resources, Inc. (1)	(250,214)	(17,732,666)
Electronic Arts, Inc. (1)†	(13,753)	(808,883)
Equinix, Inc. REIT (1)	(55,025)	(12,812,571)
General Cable Corp. (1)	(29,530)	(508,802)
Health Care REIT, Inc. REIT (1)	(191,696)	(14,829,603)
Hologic, Inc. (1)†	(64,839)	(2,141,308)
Intel Corp. (1)	(690,298)	(21,585,618)
JetBlue Airways Corp. (1)†	(93,675)	(1,803,244)
Lam Research Corp. (1)	(368,952)	(25,913,344)
Lennar Corp., Class A (1)	(258,392)	(13,387,289)
LinkedIn Corp., Class A (1)†	(34,757)	(8,684,384)
Medicines Co./The (1)†	(116,639)	(3,268,225)
Meritor, Inc. (1)†	(105,333)	(1,328,249)
MGIC Investment Corp. (1)†	(1,728,643)	(16,646,832)
MGM Resorts International (1)†	(449,729)	(9,457,801)
Microchip Technology, Inc. (1)	(601,983)	(29,436,969)
Micron Technology, Inc. (1)†	(1,022,368)	(27,736,844)
NextEra Energy, Inc. (1)	(759)	(78,974)
NorthStar Realty Finance Corp. REIT (1)	(11,664)	(211,352)
NRG Yield, Inc., Class A (1)	(55,650)	(2,823,125)
Omnicare, Inc. (1)	(5,942)	(457,891)
Palo Alto Networks, Inc. (1)†	(36,345)	(5,309,278)
PHH Corp. (1)†	(1,092,469)	(26,404,976)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
United States - (27.5)% (continued)
Post Holdings, Inc. (1)†	(38,313)	$(1,794,581)
Priceline Group, Inc./The (1)†	(1,416)	(1,648,436)
Prospect Capital Corp. (1)	(4,437)	(37,493)
Radian Group, Inc. (1)	(978,470)	(16,428,511)
Regeneron Pharmaceuticals, Inc. (1)†	(60,839)	(27,467,592)
SanDisk Corp. (1)	(217,478)	(13,835,950)
Sirius XM Holdings, Inc. (1)†	(1,507,206)	(5,757,527)
SL Green Realty Corp. REIT (1)	(62,584)	(8,034,534)
Southwestern Energy Co. (1)†	(453,094)	(10,507,250)
Spirit Realty Capital, Inc. REIT (1)	(87,741)	(1,059,911)
Standard Pacific Corp. (1)†	(322,999)	(2,906,991)
Starwood Property Trust, Inc. REIT (1)	(356,012)	(8,651,092)
Stillwater Mining Co. (1)†	(121,325)	(1,567,519)
SunEdison, Inc. (1)†	(993,107)	(23,834,568)
Take-Two Interactive Software, Inc. (1)†	(105,220)	(2,678,375)
Tesla Motors, Inc. (1)†	(60,069)	(11,339,225)
T-Mobile US, Inc. (1)†	(235,309)	(7,456,942)
Trinity Industries, Inc. (1)	(146,510)	(5,202,570)
TTM Technologies, Inc. (1)†	(16,498)	(148,647)
Twitter, Inc. (1)†	(27,626)	(1,383,510)
Tyson Foods, Inc., Class A (1)	(192,111)	(7,357,851)
UTi Worldwide, Inc. (1)†	(182,254)	(2,241,724)
VeriSign, Inc. (1)†	(591,301)	(39,599,428)
Vishay Intertechnology, Inc. (1)	(76,461)	(1,056,691)
WebMD Health Corp. (1)†	(24,930)	(1,092,807)
Weyerhaeuser Co. REIT (1)	(61,578)	(2,041,311)

		(495,368,461)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $462,164,243)		(514,095,395)

TOTAL SECURITIES SOLD SHORT (proceeds $462,164,243)		(514,095,395)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 65.7% (cost $1,148,770,786)		1,181,561,251

OTHER ASSETS IN EXCESS OF LIABILITIES - 34.3% (j)		617,335,651

NET ASSETS - 100.0%		$1,798,896,902

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$27,445,676	1.5%
Consumer Staples	23,461,070	1.3
Energy	19,549,503	1.1
Financials	88,156,949	5.0
Health Care	30,617,994	1.7
Industrials	23,814,309	1.3
Information Technology	82,654,222	4.7
Materials	9,625,338	0.5
Telecommunication Services	25,847,754	1.4
Utilities	19,918,759	1.1
Money Market Funds	776,992,014	43.2
Other Investments	53,477,663	2.9

Total Investments In Securities, At Value	1,181,561,251	65.7
Other Assets in Excess of Liabilities (j)	617,335,651	34.3

Net Assets	$1,798,896,902	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2015, the value of these securities was $172,576,320. In addition, $505,308,982 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $2,656,625 or 0.1% of total net assets.
(f)	Represents a step bond. The rate shown reflects the yield as of the close of the reporting period.
(g)	Represents annualized seven-day yield as of the close of the reporting period.
(h)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(i)	The rate shown is the effective yield at the date of purchase.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	Represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of March 31, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 24	5.000%	USD	5.000%	66,300,000	$4,604,996	06/20/2020	$227,389

Money Market Fund is pledged as collateral to CitiBank for exchange cleared credit default swap contracts in the amount of $1,540,180 at March 31, 2015. Cash held as collateral for CitiBank for exchange cleared credit default swap contracts was $204,375 at March 31, 2015.

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond June Futures	6/2015	CAD	36,936,646	$129,651
Bank of America	10-Year Japanese Government Bond June Futures	6/2015	JPY	(41,097,060,800)	200,873
Bank of America	30-Year Euro Buxl Bond June Futures	6/2015	EUR	3,289,228	251,758
Morgan Stanley and Co., International PLC	Bovespa Index April Futures	4/2015	BRL	(11,792,224)	(76,589)
CitiBank	Brent Crude April Futures^	5/2015	USD	(3,802,150)	385,330
CitiBank	Cocoa May Futures^	4/2015	GBP	29,338	(133)
CitiBank	Corn May Futures^	4/2015	USD	(14,704,739)	68,614
CitiBank	Cotton No.2 May Futures^	4/2015	USD	1,914,540	(53,084)
CitiBank	Cotton No.2 May Futures^	4/2015	USD	(3,357,070)	(81,871)
Bank of America	Euro - Bobl June Futures	6/2015	EUR	59,307,204	112,168
Bank of America	Euro - OAT June Futures	6/2015	EUR	15,150,686	151,556
Bank of America	Euro - SCHATZ June Futures	6/2015	EUR	146,629,895	81,641
Bank of America	Euro-BTP Italian Government Bond June Futures	6/2015	EUR	10,917,761	47,335
Bank of America	Euro-Bund June Futures	6/2015	EUR	33,752,228	410,727
Merrill Lynch	Gas Oil April Futures^	4/2015	USD	5,317,000	158,591
Merrill Lynch	Gas Oil April Futures^	4/2015	USD	(5,891,600)	415,977
Merrill Lynch	Gas Oil May Futures^	5/2015	USD	(5,306,600)	(143,000)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	1,158,192	(43,092)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	(5,923,733)	(97,808)
Merrill Lynch	Gold 100 OZ June Futures^	5/2015	USD	2,643,795	(40,755)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	35,577,835	77,144
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	(6,714,571)	(100,349)
Bank of America	H-SHARES Index April Futures	4/2015	HKD	201,607,395	846,110
Goldman Sachs	H-SHARES Index April Futures	4/2015	HKD	14,879,803	78,524
Morgan Stanley and Co., International PLC	H-SHARES Index April Futures	4/2015	HKD	94,384,121	451,953
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	2,835,465	11,115
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	(3,588,000)	741,420
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	(3,461,325)	4,845
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	241,340	1,220
CitiBank	LME Copper June Futures^	6/2015	USD	10,003,900	278,550
Bank of America	Long Gilt June Futures	6/2015	GBP	64,541,133	1,340,576
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index April Futures	4/2015	USD	8,517,305	(45,305)
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	(10,064,800)	349,537
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	5,486,500	(364,835)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	18,644,130	$(1,161,606)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	(18,981,000)	1,498,469
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index April Futures	4/2015	USD	(1,697,425)	23,781
CitiBank	Soybean May Futures^	4/2015	USD	12,150,673	(276,978)
CitiBank	Soybean May Futures^	4/2015	USD	(4,271,832)	169,182
CitiBank	Soybean May Futures^	4/2015	USD	(3,323,573)	14,520
Morgan Stanley and Co., International PLC	Swiss Market Index June Futures	6/2015	CHF	(90,346,357)	844,177
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange April Futures	4/2015	TWD	109,591,902	(11,634)
Bank of America	Tel Aviv 25 Index April Futures	4/2015	ILS	23,211,046	8,973
Bank of America	U.S. Treasury 10-Year Note June Futures	6/2015	USD	117,196,599	1,139,338
Bank of America	U.S. Treasury 2-Year Note June Futures	6/2015	USD	85,068,449	183,332
Bank of America	U.S. Treasury 5-Year Note June Futures	6/2015	USD	33,792,716	226,979
Bank of America	U.S. Treasury Long Bond June Futures	6/2015	USD	11,396,431	74,819
CitiBank	Wheat May Futures^	4/2015	USD	(7,920,956)	167,944
Goldman Sachs	WIG20 Index June Futures	6/2015	PLN	(12,559,199)	(122,657)
CitiBank	WTI Crude April Futures^	5/2015	USD	(2,350,470)	113,270

					$8,440,303

Money Market Fund is pledged as collateral to Bank of America and Deutsche Bank for total return swap contracts and total return basket swap contracts in the amount of $201 and $37,183,701, respectively, at March 31, 2015. Money Market Fund is pledged as collateral to CitiBank, Goldman Sachs and Merrill Lynch for total return swap contracts in the amount of $4,200,003, $620,000 and $49, respectively, at March 31, 2015. Cash held as collateral at J.P. Morgan for total return swap contracts and total return basket swap contracts was $2,059,935 at March 31, 2015. Cash held as collateral for Bank of America for total return swap contracts was $250,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
83	Goldman Sachs	Cocoa Futures^	5/2015	$2,432,471	$2,340,553	$(91,918)
24	J.P. Morgan	LME Aluminum Futures^	4/2015	1,095,717	1,070,136	(25,581)
2	J.P. Morgan	LME Aluminum Futures^	4/2015	90,157	89,201	(956)
2	J.P. Morgan	LME Aluminum Futures^	4/2015	91,808	89,224	(2,584)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	44,578	44,658	80
2	J.P. Morgan	LME Aluminum Futures^	4/2015	88,945	89,339	394
1	J.P. Morgan	LME Aluminum Futures^	4/2015	44,840	44,681	(159)
3	J.P. Morgan	LME Aluminum Futures^	4/2015	135,630	134,043	(1,587)
3	J.P. Morgan	LME Aluminum Futures^	4/2015	138,832	134,043	(4,789)
6	J.P. Morgan	LME Aluminum Futures^	4/2015	275,900	268,125	(7,775)
5	J.P. Morgan	LME Aluminum Futures^	5/2015	232,811	223,469	(9,342)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
5	J.P. Morgan	LME Aluminum Futures^	5/2015	$232,051	$223,531	$(8,520)
5	J.P. Morgan	LME Aluminum Futures^	5/2015	235,445	223,433	(12,012)
4	J.P. Morgan	LME Aluminum Futures^	5/2015	187,635	178,592	(9,043)
4	J.P. Morgan	LME Aluminum Futures^	5/2015	185,569	178,514	(7,055)
4	J.P. Morgan	LME Aluminum Futures^	5/2015	181,440	177,925	(3,515)
4	J.P. Morgan	LME Aluminum Futures^	5/2015	180,315	177,975	(2,340)
8	J.P. Morgan	LME Aluminum Futures^	5/2015	361,324	356,150	(5,174)
1	J.P. Morgan	LME Aluminum Futures^	6/2015	44,829	44,572	(257)
4	J.P. Morgan	LME Aluminum Futures^	6/2015	179,711	178,320	(1,391)
2	J.P. Morgan	LME Aluminum Futures^	6/2015	90,256	89,178	(1,078)
1	J.P. Morgan	LME Aluminum Futures^	6/2015	44,553	44,624	71
1	J.P. Morgan	LME Aluminum Futures^	6/2015	44,153	44,633	480
1	J.P. Morgan	LME Aluminum Futures^	6/2015	44,078	44,641	563
3	J.P. Morgan	LME Aluminum Futures^	6/2015	131,483	133,950	2,467
1	J.P. Morgan	LME Aluminum Futures^	6/2015	44,277	44,616	339
2	J.P. Morgan	LME Aluminum Futures^	6/2015	88,993	89,207	214
13	J.P. Morgan	LME Copper Futures^	4/2015	1,999,594	1,971,310	(28,284)
18	J.P. Morgan	LME Copper Futures^	4/2015	2,754,067	2,729,606	(24,461)
6	J.P. Morgan	LME Copper Futures^	4/2015	914,272	909,900	(4,372)
6	J.P. Morgan	LME Copper Futures^	4/2015	888,518	909,862	21,344
19	J.P. Morgan	LME Copper Futures^	4/2015	2,669,557	2,880,637	211,080
3	J.P. Morgan	LME Copper Futures^	4/2015	422,634	454,725	32,091
3	J.P. Morgan	LME Copper Futures^	4/2015	427,509	454,706	27,197
2	J.P. Morgan	LME Copper Futures^	4/2015	270,508	303,158	32,650
10	J.P. Morgan	LME Copper Futures^	5/2015	1,397,288	1,515,874	118,586
20	J.P. Morgan	LME Copper Futures^	5/2015	2,835,150	3,029,735	194,585
1	J.P. Morgan	LME Copper Futures^	5/2015	143,572	151,466	7,894
9	J.P. Morgan	LME Copper Futures^	5/2015	1,275,527	1,362,657	87,130
15	J.P. Morgan	LME Copper Futures^	5/2015	2,142,104	2,271,000	128,896
20	J.P. Morgan	LME Copper Futures^	5/2015	2,941,481	3,024,750	83,269
3	J.P. Morgan	LME Copper Futures^	5/2015	440,700	453,739	13,039
2	J.P. Morgan	LME Copper Futures^	6/2015	296,999	302,598	5,599
26	J.P. Morgan	LME Copper Futures^	6/2015	3,799,986	3,934,450	134,464
1	J.P. Morgan	LME Copper Futures^	6/2015	146,558	151,275	4,717
93	J.P. Morgan	LME Copper Futures^	6/2015	13,849,148	14,062,763	213,615
2	J.P. Morgan	LME Copper Futures^	6/2015	294,036	302,466	8,430
1	J.P. Morgan	LME Copper Futures^	6/2015	144,302	151,025	6,723
13	J.P. Morgan	LME Copper Futures^	6/2015	1,975,739	1,963,325	(12,414)
6	J.P. Morgan	LME Copper Futures^	6/2015	920,635	906,150	(14,485)
9	J.P. Morgan	LME Copper Futures^	6/2015	1,373,602	1,359,225	(14,377)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
9	J.P. Morgan	LME Copper Futures^	6/2015	$1,372,361	$1,359,225	$(13,136)
1	J.P. Morgan	LME Copper Futures^	6/2015	152,450	151,025	(1,425)
2	J.P. Morgan	LME Nickel Futures^	4/2015	177,823	148,116	(29,707)
1	J.P. Morgan	LME Nickel Futures^	4/2015	87,537	74,092	(13,445)
2	J.P. Morgan	LME Nickel Futures^	5/2015	167,810	148,416	(19,394)
1	J.P. Morgan	LME Nickel Futures^	5/2015	84,859	74,202	(10,657)
5	J.P. Morgan	LME Nickel Futures^	5/2015	422,509	371,053	(51,456)
1	J.P. Morgan	LME Nickel Futures^	5/2015	85,594	74,228	(11,366)
2	J.P. Morgan	LME Nickel Futures^	6/2015	167,228	148,532	(18,696)
1	J.P. Morgan	LME Nickel Futures^	6/2015	82,294	74,272	(8,022)
1	J.P. Morgan	LME Nickel Futures^	6/2015	82,653	74,277	(8,376)
1	J.P. Morgan	LME Nickel Futures^	6/2015	82,352	74,310	(8,042)
2	J.P. Morgan	LME Nickel Futures^	6/2015	159,725	148,696	(11,029)
2	J.P. Morgan	LME Nickel Futures^	6/2015	157,685	148,740	(8,945)
2	J.P. Morgan	LME Zinc Futures^	4/2015	108,207	103,640	(4,567)
5	J.P. Morgan	LME Zinc Futures^	4/2015	255,421	259,172	3,751
6	J.P. Morgan	LME Zinc Futures^	4/2015	305,681	311,025	5,344
1	J.P. Morgan	LME Zinc Futures^	4/2015	51,703	51,841	138
2	J.P. Morgan	LME Zinc Futures^	4/2015	104,369	103,716	(653)
2	J.P. Morgan	LME Zinc Futures^	5/2015	107,605	103,831	(3,774)
3	J.P. Morgan	LME Zinc Futures^	5/2015	161,099	155,777	(5,322)
1	J.P. Morgan	LME Zinc Futures^	5/2015	53,803	51,933	(1,870)
2	J.P. Morgan	LME Zinc Futures^	5/2015	105,167	103,899	(1,268)
1	J.P. Morgan	LME Zinc Futures^	5/2015	51,254	51,964	710
4	J.P. Morgan	LME Zinc Futures^	5/2015	205,365	207,916	2,551
1	J.P. Morgan	LME Zinc Futures^	6/2015	51,116	52,009	893
4	J.P. Morgan	LME Zinc Futures^	6/2015	203,511	208,053	4,542
3	J.P. Morgan	LME Zinc Futures^	6/2015	152,134	156,051	3,917
2	J.P. Morgan	LME Zinc Futures^	6/2015	100,781	104,087	3,306
12	J.P. Morgan	LME Zinc Futures^	6/2015	624,829	624,750	(79)
1	J.P. Morgan	LME Zinc Futures^	6/2015	50,390	52,058	1,668
6	J.P. Morgan	LME Zinc Futures^	6/2015	311,135	312,225	1,090
4	J.P. Morgan	LME Zinc Futures^	6/2015	207,327	208,133	806
2	J.P. Morgan	LME Zinc Futures^	6/2015	104,935	104,050	(885)
1	Morgan Stanley and Co., International PLC	Silver Futures^	5/2015	83,533	82,990	(543)
398	J.P. Morgan	90-Day Sterling Futures	9/2016	72,901,704	73,061,166	159,462
272	Barclays Capital	Amsterdam Index Futures	4/2015	28,943,278	28,606,295	(336,983)
472	J.P. Morgan	BIST 30 Futures	4/2015	1,890,339	1,786,675	(103,664)
328	Barclays Capital	CAC40 Index Futures	4/2015	17,726,544	17,761,065	34,521

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
252	Barclays Capital	DAX Index Futures	6/2015	$81,489,237	$81,360,027	$(129,210)
55	Barclays Capital	DJIA Mini E-CBOT Futures	6/2015	4,929,458	4,868,325	(61,133)
764	Barclays Capital	Euro Stoxx 50 Index	6/2015	29,607,546	29,828,338	220,792
194	Barclays Capital	FTSE 100 Index Futures	6/2015	19,847,894	19,358,933	(488,961)
39	Barclays Capital	Hang Seng Index Futures	4/2015	6,173,325	6,275,344	102,019
203	Barclays Capital	H-SHARES Index Futures	4/2015	15,646,230	16,222,666	576,436
120	Barclays Capital	MSCI Singapore Index Futures	4/2015	6,675,600	6,647,284	(28,316)
140	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	4,964,538	4,942,000	(22,538)
100	Barclays Capital	NASDAQ 100 E-Mini Futures	6/2015	8,789,803	8,659,000	(130,803)
418	Barclays Capital	S&P 500 E-Mini Futures	6/2015	43,705,931	43,070,720	(635,211)
89	Barclays Capital	S&P MID 400 E-Mini Futures	6/2015	13,388,577	13,526,220	137,643
90	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	12,307,440	12,297,502	(9,938)
28	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	485,568	478,184	(7,384)
1,021	Barclays Capital	TOPIX Index Futures	6/2015	130,267,243	131,397,299	1,130,056
35	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	9,409,083	9,408,438	(645)
277	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	74,445,679	74,468,508	22,829
353	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	94,850,948	94,890,811	39,863
369	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	99,109,577	99,171,973	62,396
361	J.P. Morgan	3-Month Euro Euribor Futures	3/2017	96,965,231	96,992,790	27,559
25	J.P. Morgan	90-Day EURODollar Futures	12/2015	6,208,888	6,209,063	175
135	J.P. Morgan	90-Day EURODollar Futures	3/2016	33,451,335	33,466,500	15,165
214	J.P. Morgan	90-Day EURODollar Futures	6/2016	52,852,241	52,948,950	96,709
211	J.P. Morgan	90-Day EURODollar Futures	9/2016	52,001,036	52,103,813	102,777
222	J.P. Morgan	90-Day EURODollar Futures	12/2016	54,618,204	54,720,225	102,021
218	J.P. Morgan	90-Day EURODollar Futures	3/2017	53,522,205	53,655,250	133,045
1,268	J.P. Morgan	90-Day Sterling Futures	9/2015	233,556,225	233,708,185	151,960
1,351	J.P. Morgan	90-Day Sterling Futures	12/2015	248,475,903	248,855,813	379,910
740	J.P. Morgan	90-Day Sterling Futures	3/2016	135,904,732	136,171,683	266,951
432	J.P. Morgan	90-Day Sterling Futures	6/2016	79,223,593	79,398,688	175,095
371	J.P. Morgan	90-Day Sterling Futures	12/2016	67,883,274	68,022,197	138,923
365	J.P. Morgan	90-Day Sterling Futures	3/2017	66,725,793	66,861,195	135,402
783	J.P. Morgan	Australia 3-Year Bond Futures	6/2015	66,886,947	67,181,291	294,344
66	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	6/2015	10,947,842	11,211,750	263,908

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
17	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	9/2015	$4,410,985	$4,412,250	$1,265
19	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	4,928,854	4,929,383	529
19	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2016	4,922,526	4,926,940	4,414

				2,108,994,888	2,112,654,778	3,659,890

Short Contracts:
192	Goldman Sachs	Brent Crude Futures^	4/2015	(11,361,897)	(10,581,120)	780,777
108	Goldman Sachs	Cocoa Futures^	5/2015	(2,958,394)	(2,914,920)	43,474
74	Goldman Sachs	Coffee ‘C’ Futures^	5/2015	(4,295,818)	(3,687,975)	607,843
967	Goldman Sachs	Corn Futures^	5/2015	(18,936,404)	(18,191,687)	744,717
46	Goldman Sachs	Cotton No. 2 Futures^	5/2015	(1,392,687)	(1,451,300)	(58,613)
57	Goldman Sachs	Gas Oil Futures^	5/2015	(2,891,941)	(2,986,800)	(94,859)
22	Goldman Sachs	Gold 100 OZ Futures^	6/2015	(2,632,060)	(2,603,040)	29,020
102	Goldman Sachs	Hard Red Winter Wheat Futures^	5/2015	(2,854,420)	(2,852,175)	2,245
16	Goldman Sachs	Heating Oil ULSD Futures^	4/2015	(1,119,818)	(1,147,776)	(27,958)
24	J.P. Morgan	LME Aluminum Futures^	4/2015	(1,093,789)	(1,070,136)	23,653
2	J.P. Morgan	LME Aluminum Futures^	4/2015	(90,192)	(89,201)	991
2	J.P. Morgan	LME Aluminum Futures^	4/2015	(91,766)	(89,224)	2,542
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(45,120)	(44,658)	462
2	J.P. Morgan	LME Aluminum Futures^	4/2015	(88,209)	(89,340)	(1,131)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(44,975)	(44,681)	294
3	J.P. Morgan	LME Aluminum Futures^	4/2015	(134,556)	(134,044)	512
3	J.P. Morgan	LME Aluminum Futures^	4/2015	(138,963)	(134,043)	4,920
6	J.P. Morgan	LME Aluminum Futures^	4/2015	(274,852)	(268,125)	6,727
5	J.P. Morgan	LME Aluminum Futures^	5/2015	(233,062)	(223,469)	9,593
5	J.P. Morgan	LME Aluminum Futures^	5/2015	(232,481)	(223,532)	8,949
5	J.P. Morgan	LME Aluminum Futures^	5/2015	(235,575)	(223,434)	12,141
4	J.P. Morgan	LME Aluminum Futures^	5/2015	(187,635)	(178,592)	9,043
4	J.P. Morgan	LME Aluminum Futures^	5/2015	(185,147)	(178,514)	6,633
4	J.P. Morgan	LME Aluminum Futures^	5/2015	(181,051)	(177,925)	3,126
4	J.P. Morgan	LME Aluminum Futures^	5/2015	(180,214)	(177,975)	2,239
8	J.P. Morgan	LME Aluminum Futures^	5/2015	(360,018)	(356,150)	3,868
1	J.P. Morgan	LME Aluminum Futures^	6/2015	(45,073)	(44,571)	502
4	J.P. Morgan	LME Aluminum Futures^	6/2015	(179,409)	(178,320)	1,089
2	J.P. Morgan	LME Aluminum Futures^	6/2015	(90,101)	(89,177)	924
1	J.P. Morgan	LME Aluminum Futures^	6/2015	(44,557)	(44,624)	(67)
1	J.P. Morgan	LME Aluminum Futures^	6/2015	(44,369)	(44,632)	(263)
1	J.P. Morgan	LME Aluminum Futures^	6/2015	(44,079)	(44,641)	(562)
3	J.P. Morgan	LME Aluminum Futures^	6/2015	(131,853)	(133,950)	(2,097)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
56	J.P. Morgan	LME Aluminum Futures^	6/2015	$(2,527,909)	$(2,497,600)	$30,309
1	J.P. Morgan	LME Aluminum Futures^	6/2015	(44,324)	(44,617)	(293)
2	J.P. Morgan	LME Aluminum Futures^	6/2015	(88,977)	(89,207)	(230)
13	J.P. Morgan	LME Copper Futures^	4/2015	(2,005,621)	(1,971,310)	34,311
18	J.P. Morgan	LME Copper Futures^	4/2015	(2,763,395)	(2,729,606)	33,789
6	J.P. Morgan	LME Copper Futures^	4/2015	(918,479)	(909,900)	8,579
6	J.P. Morgan	LME Copper Futures^	4/2015	(897,248)	(909,862)	(12,614)
19	J.P. Morgan	LME Copper Futures^	4/2015	(2,689,379)	(2,880,638)	(191,259)
3	J.P. Morgan	LME Copper Futures^	4/2015	(425,929)	(454,725)	(28,796)
3	J.P. Morgan	LME Copper Futures^	4/2015	(427,262)	(454,706)	(27,444)
2	J.P. Morgan	LME Copper Futures^	4/2015	(269,938)	(303,157)	(33,219)
10	J.P. Morgan	LME Copper Futures^	5/2015	(1,406,578)	(1,515,875)	(109,297)
20	J.P. Morgan	LME Copper Futures^	5/2015	(2,842,423)	(3,029,735)	(187,312)
1	J.P. Morgan	LME Copper Futures^	5/2015	(142,771)	(151,467)	(8,696)
9	J.P. Morgan	LME Copper Futures^	5/2015	(1,280,215)	(1,362,656)	(82,441)
15	J.P. Morgan	LME Copper Futures^	5/2015	(2,142,692)	(2,271,000)	(128,308)
20	J.P. Morgan	LME Copper Futures^	5/2015	(2,959,923)	(3,024,750)	(64,827)
82	Morgan Stanley and Co., International PLC	LME Copper Futures^	5/2015	(5,311,712)	(5,617,000)	(305,288)
3	J.P. Morgan	LME Copper Futures^	5/2015	(437,613)	(453,738)	(16,125)
2	J.P. Morgan	LME Copper Futures^	6/2015	(295,542)	(302,597)	(7,055)
26	J.P. Morgan	LME Copper Futures^	6/2015	(3,800,476)	(3,934,450)	(133,974)
1	J.P. Morgan	LME Copper Futures^	6/2015	(146,028)	(151,275)	(5,247)
1	J.P. Morgan	LME Copper Futures^	6/2015	(144,373)	(151,213)	(6,840)
2	J.P. Morgan	LME Copper Futures^	6/2015	(292,994)	(302,466)	(9,472)
1	J.P. Morgan	LME Copper Futures^	6/2015	(144,570)	(151,025)	(6,455)
13	J.P. Morgan	LME Copper Futures^	6/2015	(1,972,068)	(1,963,325)	8,743
6	J.P. Morgan	LME Copper Futures^	6/2015	(917,985)	(906,150)	11,835
9	J.P. Morgan	LME Copper Futures^	6/2015	(1,372,478)	(1,359,225)	13,253
9	J.P. Morgan	LME Copper Futures^	6/2015	(1,369,328)	(1,359,225)	10,103
1	J.P. Morgan	LME Copper Futures^	6/2015	(152,248)	(151,025)	1,223
2	J.P. Morgan	LME Nickel Futures^	4/2015	(178,673)	(148,116)	30,557
1	J.P. Morgan	LME Nickel Futures^	4/2015	(86,777)	(74,091)	12,686
2	J.P. Morgan	LME Nickel Futures^	5/2015	(168,605)	(148,417)	20,188
1	J.P. Morgan	LME Nickel Futures^	5/2015	(83,747)	(74,202)	9,545
5	J.P. Morgan	LME Nickel Futures^	5/2015	(421,939)	(371,053)	50,886
1	J.P. Morgan	LME Nickel Futures^	5/2015	(84,321)	(74,227)	10,094
2	J.P. Morgan	LME Nickel Futures^	6/2015	(168,884)	(148,532)	20,352
1	J.P. Morgan	LME Nickel Futures^	6/2015	(83,177)	(74,271)	8,906
1	J.P. Morgan	LME Nickel Futures^	6/2015	(82,233)	(74,277)	7,956

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
23	J.P. Morgan	LME Nickel Futures^	6/2015	$(1,905,386)	$(1,708,992)	$196,394
1	J.P. Morgan	LME Nickel Futures^	6/2015	(82,108)	(74,310)	7,798
2	J.P. Morgan	LME Nickel Futures^	6/2015	(161,114)	(148,696)	12,418
2	J.P. Morgan	LME Nickel Futures^	6/2015	(159,532)	(148,740)	10,792
2	J.P. Morgan	LME Zinc Futures^	4/2015	(108,462)	(103,641)	4,821
5	J.P. Morgan	LME Zinc Futures^	4/2015	(252,934)	(259,172)	(6,238)
6	J.P. Morgan	LME Zinc Futures^	4/2015	(309,132)	(311,025)	(1,893)
1	J.P. Morgan	LME Zinc Futures^	4/2015	(51,381)	(51,841)	(460)
2	J.P. Morgan	LME Zinc Futures^	4/2015	(105,305)	(103,715)	1,590
2	J.P. Morgan	LME Zinc Futures^	5/2015	(107,592)	(103,831)	3,761
3	J.P. Morgan	LME Zinc Futures^	5/2015	(159,513)	(155,777)	3,736
1	J.P. Morgan	LME Zinc Futures^	5/2015	(53,909)	(51,933)	1,976
2	J.P. Morgan	LME Zinc Futures^	5/2015	(104,667)	(103,899)	768
1	J.P. Morgan	LME Zinc Futures^	5/2015	(51,430)	(51,964)	(534)
4	J.P. Morgan	LME Zinc Futures^	5/2015	(204,382)	(207,916)	(3,534)
1	J.P. Morgan	LME Zinc Futures^	6/2015	(51,367)	(52,010)	(643)
4	J.P. Morgan	LME Zinc Futures^	6/2015	(202,955)	(208,053)	(5,098)
3	J.P. Morgan	LME Zinc Futures^	6/2015	(152,337)	(156,051)	(3,714)
2	J.P. Morgan	LME Zinc Futures^	6/2015	(100,914)	(104,087)	(3,173)
36	J.P. Morgan	LME Zinc Futures^	6/2015	(1,829,931)	(1,874,250)	(44,319)
1	J.P. Morgan	LME Zinc Futures^	6/2015	(50,342)	(52,059)	(1,717)
6	J.P. Morgan	LME Zinc Futures^	6/2015	(311,835)	(312,225)	(390)
4	J.P. Morgan	LME Zinc Futures^	6/2015	(208,290)	(208,133)	157
2	J.P. Morgan	LME Zinc Futures^	6/2015	(104,095)	(104,050)	45
14	Goldman Sachs	Natural Gas Futures^	4/2015	(371,726)	(369,600)	2,126
138	Goldman Sachs	Platinum Futures^	7/2015	(7,948,014)	(7,889,460)	58,554
336	Goldman Sachs	Soybean Futures^	5/2015	(16,212,722)	(16,350,600)	(137,878)
130	Goldman Sachs	Soybean Meal Futures^	5/2015	(4,186,123)	(4,248,400)	(62,277)
140	Goldman Sachs	Soybean Oil Futures^	5/2015	(2,569,604)	(2,552,760)	16,844
916	Goldman Sachs	Sugar #11 (World Markets) Futures^	4/2015	(14,927,404)	(12,239,225)	2,688,179
162	Goldman Sachs	Wheat Futures^	5/2015	(4,129,157)	(4,145,175)	(16,018)
295	Goldman Sachs	WTI Crude Futures^	4/2015	(14,309,634)	(14,042,000)	267,634
720	Barclays Capital	E-Mini Russell 2000 Futures	6/2015	(89,026,102)	(89,920,800)	(894,698)
333	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	4/2015	(8,168,636)	(8,202,491)	(33,855)
591	J.P. Morgan	FTSE/JSE Top 40 Index Futures	6/2015	(22,631,481)	(22,604,568)	26,913
166	Barclays Capital	FTSE/MIB Index Futures	6/2015	(20,035,983)	(20,364,096)	(328,113)
109	Barclays Capital	IBEX 35 Index Futures	4/2015	(12,916,451)	(13,466,890)	(550,439)
66	Barclays Capital	KOSPI Index 200 Futures	6/2015	(7,557,838)	(7,662,175)	(104,337)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
143	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	6/2015	$(4,093,023)	$(4,086,424)	$6,599
2,264	Barclays Capital	MSCI Emerging Markets E-Mini Futures	6/2015	(106,190,678)	(110,075,680)	(3,885,002)
579	Barclays Capital	SET50 Index Futures	6/2015	(3,520,032)	(3,509,231)	10,801
356	Barclays Capital	SPI 200 Index Futures	6/2015	(39,610,703)	(39,899,339)	(288,636)
193	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	(51,879,658)	(51,883,406)	(3,748)
283	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(76,074,249)	(76,081,544)	(7,295)
21	J.P. Morgan	90-Day EURODollar Futures	9/2015	(5,218,799)	(5,224,800)	(6,001)
1,708	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	(169,623,329)	(172,596,611)	(2,973,282)
260	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(50,723,668)	(50,889,424)	(165,756)
210	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(40,970,537)	(41,121,650)	(151,113)
50	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(9,777,510)	(9,790,376)	(12,866)
4	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	6/2015	(873,620)	(876,625)	(3,005)
7	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	6/2015	(833,258)	(841,477)	(8,219)

				(885,578,171)	(890,881,659)	(5,303,488)

				$1,223,416,717	$1,221,773,119	$(1,643,598)

Cash held as collateral at Barclays Capital, Goldman Sachs, J.P. Morgan and Morgan Stanley and Co., International PLC for futures contracts was $41,883,857, $3,561,174, $9,788,560 and $888,813, respectively at March 31, 2015.

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	35,778,500	$27,425,440	$27,133,685	$(291,755)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	35,778,500	27,425,221	27,133,684	(291,537)
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	36,011,500	11,168,244	11,030,348	(137,896)
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	36,011,500	11,168,334	11,030,348	(137,986)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	39,600,500	31,542,599	31,234,342	(308,257)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	39,600,500	$31,541,244	$31,234,343	$(306,901)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	6,890,000	6,964,421	7,112,369	147,948
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	6,890,000	6,960,542	7,112,369	151,827
Chilean Peso, Expiring 06/17/15*	CitiBank	CLP	50,000,000	80,025	79,516	(509)
Chilean Peso, Expiring 06/17/15*	Credit Suisse International	CLP	50,000,000	80,077	79,516	(561)
Czech Republic Koruna, Expiring 06/17/15	CitiBank	CZK	150,527,000	5,941,638	5,878,898	(62,740)
Czech Republic Koruna, Expiring 06/17/15	Credit Suisse International	CZK	150,527,000	5,941,077	5,878,898	(62,179)
Euro, Expiring 06/17/15	CitiBank	EUR	28,317,527	30,496,736	30,480,457	(16,279)
Euro, Expiring 04/07/15	Credit Suisse International	EUR	3,562	3,855	3,830	(25)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	28,317,526	30,496,062	30,480,456	(15,606)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	3,562	3,887	3,860	(27)
Euro, Expiring 04/05/17	Credit Suisse International	EUR	3,562	3,963	3,920	(43)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	3,562	4,716	3,830	(886)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	3,562	4,730	3,860	(870)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	3,562	4,751	3,920	(831)
British Pound, Expiring 06/17/15	CitiBank	GBP	332,000	492,625	492,231	(394)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	332,000	492,625	492,231	(394)
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	1,565,250,000	5,633,559	5,592,411	(41,148)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	1,565,250,000	5,633,163	5,592,409	(40,754)
Indonesian Rupiah, Expiring 06/17/15*	CitiBank	IDR	10,500,000,000	792,122	788,424	(3,698)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	10,500,000,000	792,122	788,424	(3,698)
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	5,000,000	1,265,561	1,256,710	(8,851)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	5,000,000	1,265,500	1,256,710	(8,790)
Indian Rupee, Expiring 06/17/15*	CitiBank	INR	927,892,000	14,620,144	14,583,568	(36,576)
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	927,892,000	14,620,156	14,583,568	(36,588)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	14,214,572,501	117,757,594	118,646,779	889,185
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	14,214,572,501	117,756,091	118,646,778	890,687
Korean Won, Expiring 06/17/15*	CitiBank	KRW	49,638,074,500	44,552,459	44,632,276	79,817
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	49,638,074,499	44,552,948	44,632,274	79,326
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	213,000,000	13,922,824	13,891,550	(31,274)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	213,000,000	$13,919,747	$13,891,550	$(28,197)
Malaysian Ringgit, Expiring 06/17/15*	CitiBank	MYR	1,500,000	405,174	402,339	(2,835)
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	1,500,000	405,174	402,339	(2,835)
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	107,860,500	13,679,350	13,361,416	(317,934)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	107,860,500	13,679,394	13,361,416	(317,978)
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	119,055,000	87,379,885	88,346,182	966,297
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	119,054,998	87,378,772	88,346,182	967,410
Philippine Peso, Expiring 06/17/15*	CitiBank	PHP	222,600,000	5,032,970	4,957,705	(75,265)
Philippine Peso, Expiring 06/17/15*	Credit Suisse International	PHP	222,600,000	5,032,978	4,957,705	(75,273)
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	25,000,000	6,586,089	6,580,350	(5,739)
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	25,000,000	6,585,778	6,580,350	(5,428)
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	263,170,500	31,130,770	30,595,289	(535,481)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	263,170,500	31,130,314	30,595,287	(535,027)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	48,650,000	35,307,925	35,382,064	74,139
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	48,650,000	35,302,162	35,382,065	79,903
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	99,763,000	37,425,466	37,636,692	211,226
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	99,763,000	37,421,947	37,636,691	214,744
Taiwanese Dollar, Expiring 06/17/15*	CitiBank	TWD	330,000,000	10,525,952	10,549,162	23,210
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	330,000,000	10,525,949	10,549,163	23,214
South African Rand, Expiring 06/17/15	CitiBank	ZAR	182,638,500	15,082,659	14,867,840	(214,819)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	182,638,498	15,080,776	14,867,839	(212,937)

				$1,110,426,286	$1,111,048,418	$622,132

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	(5,657,000)	$(4,329,099)	$(4,290,154)	$38,945
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(5,657,000)	(4,329,395)	(4,290,154)	39,241
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	(28,950,000)	(8,739,410)	(8,867,406)	(127,996)
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(30,050,000)	(9,106,674)	(9,204,337)	(97,663)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	(54,759,000)	(43,748,736)	(43,190,397)	558,339
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(54,769,000)	(43,756,677)	(43,198,284)	558,393

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(32,190,000)	$(33,121,387)	$(33,228,904)	$(107,517)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(37,023,000)	(38,129,346)	(38,217,885)	(88,539)
Chilean Peso, Expiring 06/17/15*	CitiBank	CLP	(5,767,183,000)	(9,171,081)	(9,171,644)	(563)
Chilean Peso, Expiring 06/17/15*	Credit Suisse International	CLP	(5,767,183,000)	(9,171,217)	(9,171,643)	(426)
Columbian Peso, Expiring 06/17/15*	CitiBank	COP	(1,757,000,000)	(674,823)	(669,548)	5,275
Columbian Peso, Expiring 06/17/15*	Credit Suisse International	COP	(1,757,000,000)	(674,652)	(669,548)	5,104
Czech Republic Koruna, Expiring 06/17/15	CitiBank	CZK	(63,000,000)	(2,495,526)	(2,460,492)	35,034
Czech Republic Koruna, Expiring 06/17/15	Credit Suisse International	CZK	(63,000,000)	(2,495,642)	(2,460,492)	35,150
Euro, Expiring 06/17/15	CitiBank	EUR	(112,805,530)	(124,009,150)	(121,421,764)	2,587,386
Euro, Expiring 04/07/15	Credit Suisse International	EUR	(3,562)	(4,716)	(3,830)	886
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(112,857,528)	(124,067,079)	(121,477,732)	2,589,347
Euro, Expiring 04/05/16	Credit Suisse International	EUR	(3,562)	(4,730)	(3,860)	870
Euro, Expiring 04/05/17	Credit Suisse International	EUR	(3,562)	(4,751)	(3,920)	831
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(3,830)	886
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(3,860)	870
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(3,920)	831
British Pound, Expiring 06/17/15	CitiBank	GBP	(48,948,502)	(73,855,818)	(72,572,142)	1,283,676
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(49,511,502)	(74,720,573)	(73,406,857)	1,313,716
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	(101,783,500)	(13,108,795)	(13,127,059)	(18,264)
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(105,889,500)	(13,638,051)	(13,656,611)	(18,560)
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	(230,000,000)	(805,229)	(821,757)	(16,528)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	(230,000,000)	(805,303)	(821,757)	(16,454)
Indonesian Rupiah, Expiring 06/17/15*	CitiBank	IDR	(58,413,775,500)	(4,369,221)	(4,386,174)	(16,953)
Indonesian Rupiah, Expiring 06/17/15*	Credit Suisse International	IDR	(58,413,775,500)	(4,369,219)	(4,386,173)	(16,954)
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	(62,212,501)	(15,613,107)	(15,636,599)	(23,492)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	(62,212,500)	(15,613,196)	(15,636,599)	(23,403)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	(2,540,301,500)	(21,186,036)	(21,203,493)	(17,457)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(2,718,135,500)	(22,663,217)	(22,687,846)	(24,629)
Korean Won, Expiring 06/17/15*	CitiBank	KRW	(37,250,000,000)	(33,191,075)	(33,493,488)	(302,413)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	(37,250,000,000)	(33,191,096)	(33,493,487)	(302,391)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	(1,222,976,502)	$(79,930,805)	$(79,760,760)	$170,045
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	(1,222,976,500)	(79,929,368)	(79,760,758)	168,610
Malaysian Ringgit, Expiring 06/17/15*	CitiBank	MYR	(16,753,500)	(4,507,645)	(4,493,732)	13,913
Malaysian Ringgit, Expiring 06/17/15*	Credit Suisse International	MYR	(16,753,500)	(4,507,699)	(4,493,731)	13,968
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	(642,138,000)	(81,180,020)	(79,546,019)	1,634,001
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(642,137,998)	(81,180,307)	(79,546,018)	1,634,289
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	(35,885,000)	(26,403,964)	(26,628,893)	(224,929)
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(35,885,000)	(26,408,135)	(26,628,893)	(220,758)
Peru Nuevo Sol, Expiring 06/17/15*	CitiBank	PEN	(377,500)	(119,160)	(120,250)	(1,090)
Peru Nuevo Sol, Expiring 06/17/15*	Credit Suisse International	PEN	(377,500)	(119,160)	(120,250)	(1,090)
Philippine Peso, Expiring 06/17/15*	CitiBank	PHP	(185,000,000)	(4,123,047)	(4,120,283)	2,764
Philippine Peso, Expiring 06/17/15*	Credit Suisse International	PHP	(185,000,000)	(4,123,050)	(4,120,283)	2,767
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	(8,323,500)	(2,219,092)	(2,190,862)	28,230
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	(8,323,500)	(2,219,120)	(2,190,861)	28,259
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	(465,674,000)	(55,018,224)	(54,137,645)	880,579
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(465,673,998)	(55,018,173)	(54,137,645)	880,528
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	(52,884,000)	(38,342,079)	(38,461,358)	(119,279)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(52,884,000)	(38,341,903)	(38,461,357)	(119,454)
Thailand Baht, Expiring 06/17/15	CitiBank	THB	(40,480,500)	(1,219,664)	(1,240,069)	(20,405)
Thailand Baht, Expiring 06/17/15	Credit Suisse International	THB	(40,480,500)	(1,219,652)	(1,240,069)	(20,417)
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	(68,600,000)	(26,382,456)	(25,880,104)	502,352
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	(68,600,000)	(26,380,028)	(25,880,104)	499,924
Taiwanese Dollar, Expiring 06/17/15*	CitiBank	TWD	(98,008,001)	(3,120,490)	(3,133,038)	(12,548)
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	(98,008,002)	(3,120,455)	(3,133,038)	(12,583)
South African Rand, Expiring 06/17/15	CitiBank	ZAR	(14,000,000)	(1,140,756)	(1,139,683)	1,073
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	(14,000,000)	(1,140,783)	(1,139,683)	1,100

				(1,432,593,459)	(1,419,049,032)	13,544,427

				$(322,167,173)	$(308,000,614)	$14,166,559

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $60 at March 31, 2015. Cash held as collateral for Credit Suisse International for forwards currency exchange contract was $6,650,000 at March 31, 2015.

*	Non deliverable forward (See Note 4).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66-67 months maturity 08/12/2019	$(611,280)

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Cayman Islands
Herbalife Ltd.	(22,591)	$(710,487)	$(255,504)

Net Cash and Other Receivables/ (Payables) (b)			(355,776)

Swaps, at Value			$(611,280)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged as collateral to Bank of America is included in the collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	9-17 months maturity ranging from 12/21/2015-04/29/2016	$(1,297,420)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Belgium
Belgacom SA	100,302	$3,343,125	$166,272
bpost SA	69,656	1,588,320	366,628
Delhaize Group SA	58,511	3,958,463	1,298,171
Telenet Group Holding NV	11,932	600,233	56,330
Umicore SA	18,400	646,762	121,718

			2,009,119

Finland
Fortum OYJ	35,221	707,579	30,308
Kesko OYJ	56,992	1,921,155	511,886
Metso OYJ	49,099	1,266,054	168,459
Neste Oil OYJ	39,833	908,035	137,180
Nokia OYJ	27,315	205,748	2,522
Orion OYJ	40,354	1,200,121	(62,636)
Sampo OYJ	40,827	1,640,391	418,857
Stora Enso OYJ	219,886	1,768,595	492,282
UPM-Kymmene OYJ	205,633	2,789,424	1,205,398
Wartsila OYJ	43,096	1,724,887	181,268

			3,085,524

Germany
Aurubis AG	74,117	3,482,147	703,858
Axel Springer SE	6,483	380,927	1,712
Brenntag AG	53,251	2,450,339	731,120
Commerzbank AG	60,471	814,942	16,002
Continental AG	7,650	1,261,513	540,035
Deutsche Lufthansa AG	150,168	2,240,455	(137,701)
Deutsche Post AG	316,414	8,183,453	1,674,390
E.ON SE	271,554	3,791,519	246,198
Fresenius Medical Care AG & Co. KGaA	5,396	451,507	(2,982)
GEA Group AG	37,720	1,481,388	331,864
Hannover Rueck SE	16,052	1,444,424	214,303
HeidelbergCement AG	97,327	5,998,066	1,698,779
HOCHTIEF AG	24,154	1,562,214	265,455
HUGO BOSS AG	8,395	929,207	90,716
KION Group AG	8,317	337,489	2,545
LANXESS AG	19,030	827,236	184,875
Linde AG	1,136	177,661	53,344
Merck KGaA	84,719	6,999,213	2,482,354
MTU Aero Engines AG	7,405	709,296	16,166
Muenchener Rueckversicherungs AG	30,397	5,220,969	1,310,806
OSRAM Licht AG	43,011	1,824,245	304,927
Porsche Automobil Holding SE	54,141	3,679,321	1,622,620
ProSiebenSat.1 Media AG	139,707	4,968,384	1,865,092
Rhoen Klinikum AG	72,334	1,798,288	(2,428)
Salzgitter AG	3,267	87,003	7,721
Symrise AG	20,537	1,185,137	109,795
Telefonica Deutschland Holding AG	34,036	168,182	27,540

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
TUI AG	49,028	$688,072	$170,646
United Internet AG	60,021	2,342,452	381,855
Zalando SE	8,162	193,614	10,477

			14,922,084

Italy
Atlantia SpA	153,232	3,413,989	609,937
Autogrill SpA	7,664	75,562	(1,323)
Banca Generali SpA	12,464	382,120	8,695
Banca Popolare di Milano Scarl	6,198,769	6,258,277	(3,462)
Enel SpA	1,736,425	6,778,665	1,065,506
Eni SpA	373,635	5,886,491	580,438
Finmeccanica SpA	467,324	5,341,271	209,666
GTECH SpA	77,280	1,513,435	17,439
Hera SpA	377,616	844,590	41,679
Luxottica Group SpA	11,708	606,923	134,611
Mediobanca SpA	650,969	4,999,241	1,228,914
Moncler SpA	3,385	41,334	15,414
Pirelli & C. SpA	222,653	2,577,693	1,107,820
Prysmian SpA	127,065	1,935,628	683,167
Snam SpA	688,312	3,007,389	333,772
Terna Rete Elettrica Nazionale SpA	359,649	1,478,451	105,244
UniCredit SpA	520,284	2,859,122	669,076
Unione di Banche Italiane SCpA	896,331	5,964,412	1,026,149
UnipolSai SpA	313,973	892,254	21,322

			7,854,064

Netherlands
Aegon NV	123,600	802,311	173,593
Akzo Nobel NV	15,784	932,932	260,490
Delta Lloyd NV	221,892	4,418,415	(243,060)
Heineken NV	2,067	162,286	(4,519)
Koninklijke Boskalis Westminster NV	71,630	3,323,753	206,790
Koninklijke Ahold NV	351,838	5,241,691	1,691,581
Koninklijke DSM NV	54,537	2,707,473	332,114
Koninklijke KPN NV	155,217	411,123	115,009
Koninklijke Philips NV	186,643	4,506,022	789,034
Randstad Holding NV	9,108	559,394	(7,267)
Wolters Kluwer NV	134,219	3,477,936	904,942

			4,218,707

Spain
Abengoa SA	414,236	1,409,177	91,949
Acciona SA	18,726	1,305,812	136,403
Acerinox SA	78,000	981,276	330,710

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
ACS Actividades de Construccion y Servicios SA	191,537	$5,809,251	$970,072
Banco Santander SA	695,338	5,035,078	177,434
Bolsas y Mercados Espanoles SHMSF SA	15,536	550,622	141,246
Ebro Foods SA	41,164	644,432	123,229
Enagas SA	219,922	6,223,171	65,468
Endesa SA	338,296	5,450,051	1,080,701
Ferrovial SA	177,542	3,142,984	631,924
Gas Natural SDG SA	41,659	1,014,086	(78,753)
Iberdrola SA	110,661	656,268	57,336
Prosegur Cia de Seguridad SA	11,937	58,899	9,081
Red Electrica Corp. SA	35,918	2,719,635	200,976
Repsol SA	312,754	5,696,571	125,454
Sacyr SA	43	180	–
Tecnicas Reunidas SA	5,674	210,615	27,544
Telefonica SA	382,056	(364)	61,985
Telefonica SA	382,056	4,845,058	591,411

			4,744,170

United Kingdom
Reed Elsevier NV	147,897	3,742,185	(56,947)

Total of Long Equity Positions			36,776,721

Short Positions

Belgium
Colruyt SA	(2,510)	(109,455)	213
KBC Groep NV	(63,762)	(3,071,838)	(868,803)
Solvay SA	(1,998)	(240,052)	(48,759)
UCB SA	(21,804)	(1,525,031)	(50,113)

			(967,462)

Finland
Cargotec OYJ	(110,711)	(3,084,422)	(743,683)
Elisa OYJ	(37,350)	(914,267)	(23,724)
Kone OYJ	(96,381)	(3,672,709)	(600,853)
Konecranes OYJ	(5,182)	(127,630)	(35,660)
Nokian Renkaat OYJ	(228,453)	(5,669,374)	(1,138,941)
Outokumpu OYJ	(393,664)	(3,125,283)	(3,332)
YIT OYJ	(21,265)	(117,999)	1,441

			(2,544,752)

Germany
adidas AG	(61,913)	(4,284,871)	(603,984)
AIXTRON SE	(124,086)	(1,249,523)	315,345
Allianz SE	(11,144)	(1,586,155)	(348,628)
BASF SE	(51,489)	(3,908,752)	(1,188,431)
Bayer AG	(25,525)	(3,849,439)	30,493

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Bayerische Motoren Werke AG	(10,640)	$(951,152)	$(373,902)
Beiersdorf AG	(10,317)	(808,970)	(85,613)
Bilfinger SE	(36,422)	(1,935,833)	(169,378)
Daimler AG	(20,899)	(1,368,493)	(638,537)
Deutsche Bank AG	(43,679)	(1,144,951)	(368,864)
Deutsche Telekom AG	(236,775)	(3,529,007)	(801,708)
Fraport AG Frankfurt Airport Services Worldwide	(21,486)	(1,122,075)	(161,324)
FUCHS PETROLUB SE	(33,623)	(1,164,064)	(177,037)
Henkel AG & Co. KGaA	(2,214)	(241,270)	(18,789)
K+S AG	(190,730)	(4,974,164)	(1,240,211)
MAN SE	(20,631)	(2,017,233)	(154,573)
METRO AG	(93,196)	(2,417,082)	(741,316)
Rheinmetall AG	(16,193)	(592,311)	(186,559)
RWE AG	(61,883)	(1,690,198)	114,661
SAP SE	(188,087)	(11,048,153)	(2,546,283)
SGL Carbon SE	(3,821)	(66,096)	4,045
Siemens AG	(8,107)	(791,276)	(85,530)
Software AG	(20,142)	(466,165)	(57,012)
STADA Arzneimittel AG	(29,939)	(900,994)	(95,211)
Suedzucker AG	(33,539)	(452,584)	43,057
ThyssenKrupp AG	(245,307)	(5,291,979)	(1,130,207)
Volkswagen AG	(909)	(244,488)	3,419
Wacker Chemie AG	(25,413)	(2,626,095)	(307,297)
Wirecard AG	(53,694)	(1,975,728)	(287,216)

			(11,256,590)

Italy
A2A SpA	(967,227)	(850,678)	(153,652)
Assicurazioni Generali SpA	(318,631)	(5,678,098)	(586,879)
Banca Popolare dell’Emilia Romagna SC	(505,188)	(4,089,804)	(303,869)
Banco Popolare SC	(164,781)	(1,668,799)	(896,371)
Buzzi Unicem SpA	(53,030)	(627,315)	(166,739)
Davide Campari-Milano SpA	(101,809)	(652,438)	(57,821)
Enel Green Power SpA	(1,053,858)	(1,944,402)	(20,683)
Mediaset SpA	(1,309,473)	(4,373,557)	(1,586,793)
Mediolanum SpA	(119,066)	(881,148)	(79,011)
Saipem SpA	(201,910)	(2,379,169)	325,344
Salvatore Ferragamo SpA	(244,849)	(5,810,639)	(2,023,531)
Telecom Italia SpA	(5,525,297)	(5,299,007)	(1,170,574)
Tod’s SpA	(19,626)	(1,747,091)	(30,742)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
World Duty Free SpA	(100,786)	$(832,699)	$(251,091)

			(7,002,412)

Luxembourg
Altice SA	(61,929)	(5,495,250)	(1,202,333)
ArcelorMittal	(1,191,989)	(11,901,474)	717,531
Tenaris SA	(372,547)	(5,499,276)	276,897

			(207,905)

Netherlands
Fugro NV	(162,468)	(4,082,038)	(277,241)
Gemalto NV	(22,359)	(1,509,789)	(271,740)
Koninklijke Vopak NV	(95,165)	(4,420,504)	(831,358)
OCI NV	(15,133)	(478,072)	9,747
QIAGEN NV	(64,141)	(1,326,849)	(282,731)
SBM Offshore NV	(545,379)	(6,235,874)	(542,752)
TNT Express NV	(152,455)	(878,030)	(90,334)

			(2,286,409)

Spain
Abertis Infraestructuras SA	(14,392)	(251,978)	(8,151)
Amadeus IT Holding SA	(46,792)	(1,645,612)	(359,756)
Applus Services SA	(21,500)	(240,392)	(1,056)
Atresmedia Corp. de Medios de Comunicacion SA	(29,869)	(438,648)	(13,191)
Banco Bilbao Vizcaya Argentaria SA	(317,095)	261	(45,950)
Banco Bilbao Vizcaya Argentaria SA	(317,095)	(3,105,178)	(97,330)
Banco de Sabadell SA	(1,698,597)	2,392	(433,427)
Banco de Sabadell SA	(1,698,597)	(3,846,658)	(303,621)
Banco Popular Espanol SA	(1,592,802)	(7,038,216)	(752,419)
Bankia SA	(3,275,903)	(4,531,010)	(34,360)
Bankinter SA	(97,516)	(659,824)	(83,673)
CaixaBank SA	(92,857)	(412,497)	(27,873)
Distribuidora Internacional de Alimentacion SA	(70,312)	(496,393)	(52,319)
Grifols SA	(139,147)	(4,894,165)	(1,068,108)
Inditex SA	(107,445)	(2,546,585)	(903,010)
Indra Sistemas SA	(181,957)	(1,601,714)	(531,023)
Mapfre SA	(690,452)	(2,076,638)	(444,287)
Mediaset Espana Comunicacion SA	(208,332)	(2,179,804)	(428,249)
Obrascon Huarte Lain SA	(184,782)	(3,955,980)	23,479
Zardoya Otis SA	(72,469)	(698,588)	(236,714)

			(5,801,038)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
CNH Industrial NV	(620,722)	$(4,436,158)	$(650,839)
Fiat Chrysler Automobiles NV	(56,605)	(621,857)	(297,073)
International Consolidated Airlines Group SA	(213,785)	(1,534,937)	(380,554)

			(1,328,466)

Total of Short Equity Positions			(31,395,034)

Total of Long and Short Equity Positions			5,381,687

Net Cash and Other Receivables/ (Payables) (b)			(6,679,107)

Swaps, at Value			$(1,297,420)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Cash held as collateral at J.P. Morgan is included in the collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	9-17 months maturity ranging from 12/28/2015-04/25/2016	$2,075,899

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Switzerland
Actelion Ltd.	44,029	$4,837,114	$240,908
Adecco SA	14,467	983,155	219,392
Aryzta AG	37,330	3,050,047	(761,615)
Baloise Holding AG	12,660	1,661,211	11,898
Bucher Industries AG	2,129	535,598	(22,897)
Chocoladefabriken Lindt & Sprungli AG	100	504,705	30,557
Flughafen Zuerich AG	1,990	1,369,946	195,776
GAM Holding AG	35,202	619,771	110,295
Geberit AG	1,741	635,610	15,900
Givaudan SA	1,764	3,028,154	158,772
Helvetia Holding AG	1,333	652,228	65,033
Lonza Group AG	60,859	6,838,092	738,733
Nestle SA	68,239	5,055,883	82,680
Novartis AG	19,940	1,756,209	211,878
OC Oerlikon Corp. AG	331,619	4,148,531	(306,317)
Partners Group Holding AG	3,146	936,746	1,162
Schindler Holding AG	2,579	364,477	63,538
Sika AG	664	2,448,797	(71,381)
Straumann Holding AG	4,443	1,155,410	56,178
Sulzer AG	6,516	669,051	46,196
Swiss Life Holding AG	39,367	8,958,550	766,947
Swiss Re AG	47,185	3,965,981	585,386
Swisscom AG	2,168	1,280,395	(23,192)
Zurich Insurance Group AG	4,197	1,408,491	10,104

			2,425,931

Total of Long Equity Positions			2,425,931

Short Positions

Switzerland
Barry Callebaut AG	(1,298)	(1,287,403)	20,108
Cie Financiere Richemont SA	(38,960)	(3,050,438)	(80,033)
Clariant AG	(50,192)	(900,992)	(100,550)
Credit Suisse Group AG	(425,742)	(10,643,279)	(810,862)
DKSH Holding AG	(4,375)	(328,326)	(28,246)
Dufry AG	(1,528)	(209,174)	(16,734)
EMS-Chemie Holding AG	(1,527)	(582,352)	(38,586)
Galenica AG	(877)	(767,516)	3,021
Holcim Ltd.	(93,216)	(6,196,623)	(748,199)
Julius Baer Group Ltd.	(183,750)	(8,326,409)	(858,125)
Kuehne + Nagel International AG	(18,762)	(2,488,300)	(297,322)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Panalpina Welttransport Holding AG	(272)	$(34,023)	$(5,656)
Roche Holding AG	(2,544)	(715,660)	16,589
SGS SA	(714)	(1,260,604)	(100,721)
Sonova Holding AG	(19,824)	(2,968,105)	217,471
Swatch Group AG/The	(37,429)	(17,033,217)	1,204,243
Syngenta AG	(10,680)	(3,346,304)	(281,998)
Transocean Ltd.	(63,414)	(1,602,687)	689,089

			(1,216,511)

Total of Short Equity Positions			(1,216,511)

Total of Long and Short Equity Positions			1,209,420

Net Cash and Other Receivables/ (Payables) (b)			866,479

Swaps, at Value			$2,075,899

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	9-13 months maturity ranging from 12/28/2015-02/22/2016	$1,450,231

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Denmark
AP Moeller - Maersk A/S	2,615	$4,546,254	$919,690
Coloplast A/S	23,881	1,751,515	52,579
Danske Bank A/S	42,768	984,969	142,530
DSV A/S	77,652	2,015,349	397,981
GN Store Nord A/S	42,922	773,393	184,926
Jyske Bank A/S	9,506	414,157	(14,523)
Novo Nordisk A/S	90,807	3,654,930	1,192,691
Pandora A/S	41,772	3,479,195	323,941
TDC A/S	470,378	3,231,117	139,122
Tryg A/S	2,806	278,318	51,691

			3,390,628

Total of Long Equity Positions			3,390,628

Short Positions

Denmark
Carlsberg A/S	(27,496)	(2,109,028)	(158,192)
Chr Hansen Holding A/S	(29,914)	(1,135,589)	(237,879)
FLSmidth & Co. A/S	(93,314)	(3,311,078)	(881,944)
H Lundbeck A/S	(3,610)	(67,002)	(9,043)
Novozymes A/S	(37,361)	(1,475,325)	(230,167)
Vestas Wind Systems A/S	(110,772)	(3,534,750)	(1,032,480)
William Demant Holding A/S	(22,150)	(1,408,650)	(472,194)

			(3,021,899)

Total of Short Equity Positions			(3,021,899)

Total of Long and Short Equity Positions			368,729

Net Cash and Other Receivables/ (Payables) (b)			1,081,502

Swaps, at Value			$1,450,231

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate, plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap	9-17 months maturity ranging from 12/25/2015-04/25/2016	$(545,853)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Air Water, Inc.	5,000	$79,613	$9,676
Aisin Seiki Co., Ltd.	16,500	559,293	38,920
Ajinomoto Co., Inc.	165,000	3,104,117	515,725
Alfresa Holdings Corp.	162,900	1,965,647	329,828
Amada Co., Ltd.	100,600	954,780	14,069
ANA Holdings, Inc.	173,000	395,904	67,247
Asahi Group Holdings Ltd.	17,400	529,364	22,363
Asahi Kasei Corp.	662,000	5,567,793	754,059
Astellas Pharma, Inc.	312,300	4,593,271	523,734
Bandai Namco Holdings, Inc.	302,700	6,374,006	(482,249)
Bank of Kyoto Ltd./The	38,000	301,373	96,902
Bank of Yokohama Ltd./The	453,000	2,532,461	120,598
Benesse Holdings, Inc.	26,600	812,407	24,377
Bridgestone Corp.	49,200	1,681,507	288,457
Brother Industries Ltd.	140,000	2,433,102	(208,801)
Calbee, Inc.	73,900	2,627,125	581,033
Canon, Inc.	11,100	343,699	49,034
Central Japan Railway Co.	16,600	2,443,002	556,944
Chiba Bank Ltd./The	372,000	2,463,371	263,041
Chubu Electric Power Co., Inc.	124,000	1,421,387	57,179
Chugai Pharmaceutical Co., Ltd.	114,600	3,113,387	503,495
Chugoku Bank Ltd./The	55,200	787,314	36,934
Citizen Holdings Co., Ltd.	181,600	1,357,677	34,188
Coca-Cola West Co., Ltd.	3,300	44,977	9,549
COLOPL, Inc.	700	15,833	(743)
Dai Nippon Printing Co., Ltd.	473,000	4,150,658	443,657
Daicel Corp.	232,400	2,675,707	94,387
Denso Corp.	34,700	1,548,770	33,040
Dentsu, Inc.	76,900	2,925,749	363,923
Don Quijote Holdings Co., Ltd.	37,400	2,419,476	620,705
East Japan Railway Co.	30,400	2,306,832	129,242
FamilyMart Co., Ltd.	22,800	847,089	108,196
Fuji Electric Co., Ltd.	806,000	3,445,225	357,490
Fuji Heavy Industries Ltd.	150,100	5,332,268	(349,513)
FUJIFILM Holdings Corp.	104,600	3,518,606	202,703

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Fujitsu Ltd.	1,923,000	$10,682,130	$2,432,036
Fukuoka Financial Group, Inc.	1,085,000	5,799,588	(219,995)
Gree, Inc.	90,600	531,592	98,805
GungHo Online Entertainment, Inc.	95,500	327,954	45,116
Hachijuni Bank Ltd./The	13,000	98,098	(6,433)
Hakuhodo DY Holdings, Inc.	137,100	1,305,877	151,673
Hikari Tsushin, Inc.	16,000	1,049,428	(13,178)
Hisamitsu Pharmaceutical Co., Inc.	3,700	129,221	22,742
Hitachi Chemical Co., Ltd.	73,900	1,359,252	218,776
Hitachi High-Technologies Corp.	98,900	2,884,988	124,773
Hokuhoku Financial Group, Inc.	41,000	96,790	(5,397)
Hokuriku Electric Power Co.	22,400	294,920	1,488
Hoshizaki Electric Co., Ltd.	10,000	627,427	21,961
Hoya Corp.	235,900	8,629,850	814,250
Idemitsu Kosan Co., Ltd.	12,400	198,935	17,025
Isetan Mitsukoshi Holdings Ltd.	106,100	1,552,114	200,953
ITOCHU Corp.	159,700	1,753,815	(25,561)
J. Front Retailing Co., Ltd.	297,600	3,857,989	813,920
Japan Airlines Co., Ltd.	187,800	5,668,881	173,062
Japan Petroleum Exploration Co., Ltd.	31,100	964,211	89,495
JGC Corp.	198,000	4,268,915	(337,129)
Joyo Bank Ltd./The	44,000	233,960	(7,837)
JSR Corp.	35,300	596,222	15,075
JTEKT Corp.	364,000	5,725,698	(50,410)
Kajima Corp.	851,000	3,467,677	477,742
Kamigumi Co., Ltd.	30,000	274,576	8,629
Kaneka Corp.	38,000	195,565	71,595
Kansai Electric Power Co., Inc./The	19,000	193,248	(12,161)
Kao Corp.	75,800	2,850,932	934,069
Kawasaki Heavy Industries Ltd.	642,000	3,007,177	231,728
KDDI Corp.	53,400	1,140,340	66,101
Keio Corp.	39,000	284,084	21,365
Keisei Electric Railway Co., Ltd.	115,000	1,299,014	128,304
Kinden Corp.	17,000	185,689	26,622
Kobayashi Pharmaceutical Co., Ltd.	2,100	120,665	29,611
Kobe Steel Ltd.	3,278,000	5,838,871	207,124
Koito Manufacturing Co., Ltd.	7,200	227,715	(11,220)
Konami Corp.	8,100	151,012	524
Konica Minolta, Inc.	646,000	7,252,139	(705,355)
Kurita Water Industries Ltd.	76,600	1,631,589	219,003
Kyowa Hakko Kirin Co., Ltd.	65,000	704,283	142,981
Lawson, Inc.	2,300	141,429	18,007

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mabuchi Motor Co., Ltd.	43,700	$1,716,246	$595,567
Marubeni Corp.	317,000	1,860,383	(27,649)
Medipal Holdings Corp.	160,200	1,784,634	303,435
MEIJI Holdings Co., Ltd.	39,700	3,895,603	940,247
Miraca Holdings, Inc.	39,200	1,543,729	258,412
Mitsubishi Chemical Holdings Corp.	594,300	3,027,699	422,253
Mitsubishi Electric Corp.	614,000	7,194,008	95,082
Mitsubishi Heavy Industries Ltd.	330,000	1,865,812	(50,061)
Mitsubishi Motors Corp.	84,600	795,012	(32,195)
Mitsubishi Tanabe Pharma Corp.	97,900	1,486,025	193,487
Mitsubishi UFJ Lease & Finance Co., Ltd.	169,400	806,754	30,387
Mitsui & Co., Ltd.	140,500	1,900,947	(19,345)
Mixi, Inc.	28,900	1,087,894	80,362
Murata Manufacturing Co., Ltd.	8,200	882,667	243,514
Nagoya Railroad Co., Ltd.	133,000	530,736	343
Nankai Electric Railway Co., Ltd.	85,000	373,336	(22,181)
Nexon Co., Ltd.	50,300	455,480	80,168
NH Foods Ltd.	3,000	63,766	5,365
NHK Spring Co., Ltd.	232,100	1,895,642	518,916
Nippon Express Co., Ltd.	408,000	1,933,145	346,480
Nippon Shokubai Co., Ltd.	63,000	852,872	69,273
Nippon Yusen KK	133,000	348,844	33,761
Nishi-Nippon City Bank Ltd./The	86,000	242,717	6,558
Nisshin Seifun Group, Inc.	9,695	96,413	17,699
Nissin Foods Holdings Co., Ltd.	200	10,276	(447)
Nitto Denko Corp.	8,000	531,278	2,913
NOK Corp.	48,400	1,314,549	140,720
Nomura Holdings, Inc.	9,100	55,423	(1,973)
NSK Ltd.	210,000	2,526,874	538,196
NTT Data Corp.	200	7,470	1,216
NTT DOCOMO, Inc.	22,300	349,845	39,871
Obayashi Corp.	88,000	566,657	3,763
Obic Co., Ltd.	1,600	62,652	5,197
Omron Corp.	128,800	5,751,428	50,903
Oracle Corp. Japan	4,900	184,269	26,596

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Oriental Land Co., Ltd.	27,200	$2,104,731	$(45,198)
ORIX Corp.	293,300	4,105,292	15,904
Osaka Gas Co., Ltd.	951,000	3,571,803	405,069
Otsuka Corp.	70,600	2,450,790	557,842
Otsuka Holdings Co., Ltd.	60,200	1,982,661	(99,385)
Panasonic Corp.	675,400	8,183,045	686,337
Resona Holdings, Inc.	1,319,800	6,996,821	(446,961)
Rohm Co., Ltd.	159,200	9,991,690	886,904
Sankyo Co., Ltd.	50,700	1,653,516	147,174
Sanrio Co., Ltd.	15,100	421,611	(18,249)
Santen Pharmaceutical Co., Ltd.	161,500	1,913,642	441,968
Secom Co., Ltd.	90,100	5,064,893	944,807
Sega Sammy Holdings, Inc.	119,700	1,638,167	105,918
Seiko Epson Corp.	141,400	2,766,873	(262,488)
Sekisui Chemical Co., Ltd.	407,000	4,825,063	455,757
Seven & i Holdings Co., Ltd.	141,900	5,189,485	773,618
Seven Bank Ltd.	148,400	658,865	72,856
Shimamura Co., Ltd.	28,400	2,444,693	185,738
Shimizu Corp.	195,000	1,314,802	3,557
Shin-Etsu Chemical Co., Ltd.	60,100	3,885,027	38,788
Shionogi & Co., Ltd.	120,300	3,096,714	908,138
Shizuoka Bank Ltd./The	82,000	811,004	6,837
Showa Shell Sekiyu KK	85,300	715,867	63,227
Sojitz Corp.	256,000	347,767	80,199
Sony Corp.	19,700	499,952	26,898
Sumitomo Chemical Co., Ltd.	147,000	656,639	97,832
Sumitomo Corp.	7,100	72,727	3,037
Sumitomo Electric Industries Ltd.	149,500	1,879,602	80,112
Sumitomo Heavy Industries Ltd.	1,484,000	8,279,586	1,432,160
Sumitomo Rubber Industries Ltd.	68,300	1,033,606	225,393
Suzuken Co., Ltd.	32,120	764,821	214,230
Suzuki Motor Corp.	142,000	4,374,756	(109,897)
T&D Holdings, Inc.	18,400	216,252	36,492
Taiheiyo Cement Corp.	284,000	877,046	(9,909)
Taisei Corp.	929,000	4,841,688	401,865
Taisho Pharmaceutical Holdings Co., Ltd.	3,900	239,298	50,481

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Takashimaya Co., Ltd.	437,000	$3,710,251	$582,674
Takeda Pharmaceutical Co., Ltd.	1,400	60,165	9,720
TDK Corp.	56,700	3,749,588	265,196
Teijin Ltd.	176,000	480,621	116,513
THK Co., Ltd.	129,700	3,009,459	286,321
Tobu Railway Co., Ltd.	79,000	365,071	9,209
Toho Co., Ltd.	50,500	1,139,762	95,001
Toho Gas Co., Ltd.	14,000	68,482	13,127
Tohoku Electric Power Co., Inc.	165,400	1,967,970	(89,287)
Tokyo Electric Power Co., Inc.	1,070,300	3,954,560	96,470
Tokyo Gas Co., Ltd.	715,000	3,826,571	668,443
Tokyu Corp.	45,000	277,801	604
Toppan Printing Co., Ltd.	391,000	2,521,079	486,625
TOTO Ltd.	21,000	247,196	64,632
Toyo Seikan Group Holdings Ltd.	214,400	2,562,985	572,973
Toyo Suisan Kaisha Ltd.	20,000	675,932	27,715
Toyoda Gosei Co., Ltd.	6,700	129,717	19,848
Toyota Boshoku Corp.	26,800	316,460	18,327
Trend Micro, Inc.	10,500	374,801	(28,821)
USS Co., Ltd.	190,100	2,921,616	363,231
West Japan Railway Co.	60,500	2,880,448	291,592
Yamaguchi Financial Group, Inc.	14,000	159,244	1,662
Yamaha Corp.	140,800	1,999,661	459,046
Yamazaki Baking Co., Ltd.	69,000	1,036,537	206,728

			30,430,701

Total of Long Equity Positions			30,430,701

Short Positions

Japan
ABC-Mart, Inc.	(46,249)	(2,225,585)	(479,307)
Acom Co., Ltd.	(1,068,530)	(3,144,798)	(560,553)
Advantest Corp.	(443,396)	(5,132,484)	(457,608)
Aeon Co., Ltd.	(316,300)	(3,087,932)	(381,697)
AEON Financial Service Co., Ltd.	(352,300)	(7,206,781)	(1,680,403)
Aozora Bank Ltd.	(261,000)	(895,077)	(30,054)
Asahi Glass Co., Ltd.	(202,000)	(977,164)	(345,934)
Asics Corp.	(181,800)	(4,576,903)	(370,302)
Casio Computer Co., Ltd.	(80,700)	(1,181,987)	(346,603)
Chiyoda Corp.	(158,000)	(1,346,657)	(3,074)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Chugoku Electric Power Co., Inc./The	(82,600)	$(1,088,019)	$11,302
Credit Saison Co., Ltd.	(170,013)	(3,095,307)	45,474
Daido Steel Co., Ltd.	(201,000)	(725,542)	(174,118)
Daihatsu Motor Co., Ltd.	(61,200)	(862,567)	(73,523)
Daiichi Sankyo Co., Ltd.	(160,700)	(2,313,562)	(240,105)
Daikin Industries Ltd.	(151,800)	(9,183,272)	(965,173)
Dena Co., Ltd.	(273,300)	(4,055,333)	(1,294,136)
Disco Corp.	(27,400)	(2,113,039)	(682,610)
Eisai Co., Ltd.	(51,300)	(2,772,081)	(876,777)
Electric Power Development Co., Ltd.	(21,500)	(739,542)	15,269
FANUC Corp.	(24,100)	(4,014,235)	(1,247,128)
Fast Retailing Co., Ltd.	(28,200)	(10,083,240)	(820,520)
GS Yuasa Corp.	(992,853)	(4,566,917)	98,868
Hamamatsu Photonics KK	(400)	(10,107)	(1,950)
Hino Motors Ltd.	(18,800)	(279,735)	12,237
Hitachi Capital Corp.	(38,500)	(810,570)	(2,064)
Hitachi Construction Machinery Co., Ltd.	(135,295)	(2,779,864)	418,138
Hitachi Ltd.	(746,000)	(5,541,375)	446,304
Hitachi Metals Ltd.	(32,000)	(526,413)	35,963
Hokkaido Electric Power Co., Inc.	(328,995)	(2,627,377)	40,217
Honda Motor Co., Ltd.	(93,800)	(2,844,428)	(217,480)
Ibiden Co., Ltd.	(8,300)	(141,103)	1,185
IHI Corp.	(421,000)	(2,044,297)	75,814
Itochu Techno-Solutions Corp.	(2,000)	(42,033)	544
Japan Display, Inc.	(1,210,500)	(3,954,876)	(363,998)
Japan Steel Works Ltd./The	(216,000)	(750,536)	(157,531)
JFE Holdings, Inc.	(37,400)	(836,695)	11,161
JX Holdings, Inc.	(400,100)	(1,530,241)	(9,205)
Kakaku.com, Inc.	(338,000)	(4,870,116)	(738,563)
Kansai Paint Co., Ltd.	(192,000)	(2,904,942)	(589,413)
Keihan Electric Railway Co., Ltd.	(17,000)	(98,182)	(5,277)
Keikyu Corp.	(150,000)	(1,150,633)	(48,343)
Keyence Corp.	(900)	(422,677)	(68,450)
Kikkoman Corp.	(66,000)	(1,640,246)	(452,566)
Kintetsu Corp.	(256,000)	(866,402)	(72,832)
Kirin Holdings Co., Ltd.	(23,700)	(319,163)	8,308
Komatsu Ltd.	(114,500)	(2,588,257)	343,750
Kubota Corp.	(652,000)	(9,745,064)	(555,824)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kuraray Co., Ltd.	(138,600)	$(1,630,292)	$(246,320)
Kyocera Corp.	(52,400)	(2,454,994)	(408,810)
Kyushu Electric Power Co., Inc.	(425,000)	(4,428,882)	311,180
LIXIL Group Corp.	(336,300)	(6,867,876)	(1,090,926)
M3, Inc.	(312,600)	(5,450,301)	(1,181,468)
Makita Corp.	(76,500)	(3,887,242)	(77,013)
Marui Group Co., Ltd.	(30,300)	(290,262)	(53,090)
Maruichi Steel Tube Ltd.	(1,000)	(24,433)	763
Mazda Motor Corp.	(423,000)	(9,843,857)	1,273,102
Minebea Co., Ltd.	(180,000)	(2,710,635)	(120,485)
Mitsubishi Gas Chemical Co., Inc.	(157,000)	(860,069)	87,427
Mitsubishi Logistics Corp.	(85,000)	(1,316,169)	(6,708)
Mitsubishi Materials Corp.	(136,000)	(455,132)	(1,862)
Mitsui Chemicals, Inc.	(1,583,025)	(4,343,697)	(732,733)
Mitsui OSK Lines Ltd.	(1,266,000)	(3,939,099)	(354,772)
Mizuho Financial Group, Inc.	(958,300)	(1,784,391)	100,200
MS&AD Insurance Group Holdings, Inc.	(44,000)	(1,137,279)	(94,547)
Nabtesco Corp.	(139,903)	(3,311,149)	(730,541)
NGK Insulators Ltd.	(250,000)	(5,433,523)	106,889
NGK Spark Plug Co., Ltd.	(11,000)	(321,099)	25,815
Nidec Corp.	(171,200)	(10,794,231)	(570,318)
Nikon Corp.	(393,595)	(5,439,261)	161,728
Nintendo Co., Ltd.	(13,900)	(1,398,580)	(640,896)
Nippon Electric Glass Co., Ltd.	(68,000)	(297,921)	(34,407)
Nippon Paint Holdings Co., Ltd.	(57,400)	(1,573,704)	(524,654)
Nippon Steel & Sumitomo Metal Corp.	(403,000)	(1,052,053)	38,747
Nissan Motor Co., Ltd.	(450,100)	(4,046,767)	(530,999)
Nitori Holdings Co., Ltd.	(34,300)	(1,991,846)	(330,043)
Nomura Research Institute Ltd.	(8,000)	(242,600)	(57,962)
Odakyu Electric Railway Co., Ltd.	(15,000)	(136,306)	(16,468)
Olympus Corp.	(37,100)	(1,277,474)	(98,030)
Ono Pharmaceutical Co., Ltd.	(62,245)	(5,560,532)	(1,463,443)
Park24 Co., Ltd.	(15,400)	(318,030)	2,950
Rakuten, Inc.	(625,768)	(8,360,897)	(2,657,717)
Ricoh Co., Ltd.	(340,900)	(3,607,746)	(99,007)
Rinnai Corp.	(19,300)	(1,425,389)	(4,952)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sharp Corp.	(2,344,000)	$(5,429,769)	$838,585
Shikoku Electric Power Co., Inc.	(307,873)	(3,869,498)	80,260
Shimadzu Corp.	(7,000)	(69,792)	(8,166)
Shimano, Inc.	(10,400)	(1,333,145)	(212,318)
Shinsei Bank Ltd.	(2,192,000)	(4,058,550)	(299,889)
Shiseido Co., Ltd.	(22,400)	(417,776)	20,399
SMC Corp.	(11,800)	(3,136,331)	(377,282)
SoftBank Corp.	(106,400)	(6,467,733)	271,056
Sompo Japan Nipponkoa Holdings, Inc.	(300)	(8,240)	(1,086)
Sony Financial Holdings, Inc.	(47,700)	(683,608)	(83,694)
Stanley Electric Co., Ltd.	(21,700)	(506,663)	16,844
Sumco Corp.	(308,300)	(4,008,319)	(1,154,659)
Sumitomo Dainippon Pharma Co., Ltd.	(41,900)	(433,577)	(62,696)
Sumitomo Metal Mining Co., Ltd.	(4,000)	(60,493)	2,030
Sumitomo Mitsui Financial Group, Inc.	(60,600)	(2,180,943)	(140,315)
Sumitomo Mitsui Trust Holdings, Inc.	(1,444,000)	(5,803,314)	(195,171)
Suruga Bank Ltd.	(21,500)	(405,068)	(41,415)
Sysmex Corp.	(47,200)	(1,940,086)	(677,006)
Taiyo Nippon Sanso Corp.	(255,516)	(2,879,522)	(597,485)
Takara Bio, Inc.	(10,500)	(135,778)	15,821
Terumo Corp.	(258,300)	(5,905,407)	(898,976)
TonenGeneral Sekiyu KK	(13,000)	(109,054)	(3,059)
Toshiba Corp.	(959,398)	(4,040,573)	20,635
Toyota Industries Corp.	(24,300)	(1,178,349)	(211,535)
Toyota Motor Corp.	(9,800)	(583,866)	(100,211)
Tsumura & Co.	(107,600)	(2,417,917)	(239,393)
Ube Industries Ltd.	(448,000)	(674,451)	(26,497)
Unicharm Corp.	(91,500)	(2,113,683)	(281,786)
Yahoo Japan Corp.	(3,073,300)	(11,068,172)	(1,608,224)
Yakult Honsha Co., Ltd.	(28,268)	(1,564,178)	(405,043)
Yamada Denki Co., Ltd.	(1,567,170)	(5,204,351)	(1,249,155)
Yamaha Motor Co., Ltd.	(11,019)	(230,685)	(34,770)
Yamato Holdings Co., Ltd.	(50,600)	(1,111,781)	(54,481)
Yaskawa Electric Corp.	(861,100)	(10,703,649)	(1,880,665)
Yokogawa Electric Corp.	(146,200)	(1,670,280)	95,189

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yokohama Rubber Co., Ltd./The	(43,000)	$(442,147)	$(1,099)

			(32,253,214)

Total of Short Equity Positions			(32,253,214)

Total of Long and Short Equity Positions			(1,822,513)

Net Cash and Other Receivables/ (Payables) (b)			1,276,660

Swaps, at Value			$(545,853)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate, plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	9-17 months maturity ranging from 12/28/2015-04/25/2016	$4,609,700

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Norway
Aker Solutions ASA	40,410	$193,360	$16,351
DNB ASA	253,463	3,663,748	404,260
Fred Olsen Energy ASA	14,983	114,347	(7,193)
Gjensidige Forsikring ASA	36,166	560,070	63,948
Norsk Hydro ASA	383,505	2,030,526	(14,695)
Orkla ASA	157,743	1,027,230	163,308
Telenor ASA	124,384	2,403,982	106,135
Yara International ASA	81,294	3,213,850	913,685

			1,645,799

Total of Long Equity Positions			1,645,799

Short Positions

Norway (continued)
DNO ASA	(578,176)	(892,040)	137,980
Marine Harvest ASA	(124,131)	(1,591,351)	169,230
Petroleum Geo-Services ASA	(158,444)	(794,274)	(18,602)
Schibsted ASA	(53,007)	(3,053,313)	(11,818)
Seadrill Ltd.	(742,157)	(9,774,559)	2,825,299
Statoil ASA	(76,312)	(1,331,165)	(18,139)
TGS Nopec Geophysical Co. ASA	(166,049)	(3,733,190)	57,960

			3,141,910

United Kingdom
Subsea 7 SA	(35,806)	(316,179)	8,705

Total of Short Equity Positions			3,150,615

Total of Long and Short Equity Positions			4,796,414

Net Cash and Other Receivables/ (Payables) (b)			(186,714)

Swaps, at Value			$4,609,700

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate, plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	9-13 months maturity ranging from 12/21/2015-04/25/2016	$1,829,159

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Sweden
BillerudKorsnas AB	24,211	$392,482	$(2,527)
Boliden AB	486,011	7,232,964	2,394,689
Electrolux AB	311,173	8,073,122	816,597
Hennes & Mauritz AB	7,396	283,817	15,852
Hexpol AB	2,736	277,125	(1,626)
Holmen AB	7,946	258,739	9,320
Husqvarna AB	283,733	2,057,842	(2,599)
Meda AB	240,777	2,869,329	935,222
Nordea Bank AB	48,109	497,814	88,177
Securitas AB	205,479	2,107,871	842,070
Skandinaviska Enskilda Banken AB	410,196	4,450,236	337,463
Skanska AB	165,294	3,017,311	688,467
Svenska Cellulosa AB SCA	68,219	1,331,911	235,684
Swedbank AB	77,557	1,702,550	149,025
Swedish Match AB	67,493	1,886,899	97,577
Tele2 AB	57,151	617,614	65,958
Telefonaktiebolaget LM Ericsson	940,375	9,982,788	1,823,563
TeliaSonera AB	37,796	224,526	15,656
Trelleborg AB	58,081	806,331	342,511

			8,851,079

Total of Long Equity Positions			8,851,079

Short Positions

Luxembourg
Millicom International Cellular SA	(3,541)	(240,939)	(15,107)

Sweden
Alfa Laval AB	(143,270)	(2,403,537)	(410,339)
Assa Abloy AB	(20,262)	(937,886)	(269,027)
Atlas Copco AB	(255,418)	(6,286,723)	(1,982,095)
Elekta AB	(562,309)	(5,022,176)	(32,535)
Getinge AB	(90,676)	(1,843,616)	(396,879)
Hexagon AB	(99,962)	(2,829,540)	(719,620)
Modern Times Group MTG AB	(52,097)	(1,410,143)	(185,263)
Sandvik AB	(781,151)	(7,018,555)	(1,728,810)
SSAB AB	(354,675)	(2,092,150)	346,337
Svenska Handelsbanken AB	(30,751)	(1,239,584)	(145,334)
Volvo AB	(768,966)	(7,284,056)	(2,022,150)

			(7,545,715)

Total of Short Equity Positions			(7,560,822)

Total of Long and Short Equity Positions			1,290,257

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Net Cash and Other Receivables/ (Payables) (b)			$538,902

Swaps, at Value			$1,829,159

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	37 months maturity 12/21/2015	$4,880,238

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	64,272	$3,241,771	$586,668

Netherlands
Royal Dutch Shell PLC	153,313	4,644,142	(85,059)

South Africa
Investec PLC	643,448	4,583,599	752,862
Mondi PLC	109,534	1,768,555	336,361

			1,089,223

Switzerland
Wolseley PLC	40,319	2,301,573	81,462

United Kingdom
3i Group PLC	108,736	801,676	(24,721)
Amlin PLC	74,175	497,787	57,693
Associated British Foods PLC	80,795	3,551,341	(179,512)
AstraZeneca PLC	111,840	7,818,166	(143,877)
Aviva PLC	828,870	6,065,906	567,444
Babcock International Group PLC	82,893	1,542,075	(332,843)
BAE Systems PLC	303,945	1,977,485	377,957
Barclays PLC	207,211	704,911	43,023
Barratt Developments PLC	1,271,495	6,969,263	2,972,234
Berkeley Group Holdings PLC	102,630	3,736,127	274,221
BG Group PLC	347,111	4,453,869	(193,519)
Booker Group PLC	47,184	112,916	(11,245)
BP PLC	1,112,251	7,543,127	(333,334)
Britvic PLC	30,301	330,963	(1,997)
BT Group PLC	1,967,933	12,364,145	423,182
BTG PLC	1,135	13,099	(1,097)
Close Brothers Group PLC	32,326	747,721	(2,079)
Cobham PLC	332,137	1,491,770	4,404
Compass Group PLC	51,093	753,857	133,080
Direct Line Insurance Group PLC	592,222	2,448,723	345,969
Dixons Carphone PLC	175,562	1,115,474	(41,765)
DS Smith PLC	559,340	2,601,015	255,014
Evraz PLC	49,815	137,553	741
G4S PLC	255,480	1,038,154	81,724
GKN PLC	1,202,974	5,544,039	836,986
Greene King PLC	6,607	82,899	(1,106)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Halma PLC	23,937	$245,204	$2,123
Hays PLC	966,035	1,918,655	261,661
Howden Joinery Group PLC	92,030	602,319	1,711
HSBC Holdings PLC	59,684	524,384	(15,791)
Imperial Tobacco Group PLC	119,242	5,053,825	176,877
Inchcape PLC	485,415	4,048,871	1,657,717
Inmarsat PLC	115,807	1,317,922	268,012
Intermediate Capital Group PLC	353,445	2,372,573	263,669
ITV PLC	1,152,809	3,257,976	1,058,196
KAZ Minerals PLC	80,095	284,455	(30,058)
Kingfisher PLC	584,686	3,011,002	287,839
Legal & General Group PLC	596,937	2,069,803	388,591
Lonmin PLC	172,832	412,681	(112,125)
Merlin Entertainments PLC	80,128	524,386	203
National Grid PLC	239,013	3,139,178	(66,414)
Next PLC	14,947	1,416,684	137,781
Persimmon PLC	152,602	3,490,142	270,498
Persimmon PLC	127,527	(1,345)	181,060
Playtech PLC	30,838	329,959	24,752
Premier Oil PLC	474,343	1,248,445	(325,870)
Provident Financial PLC	40,781	1,304,410	322,398
Prudential PLC	111,731	2,857,482	(84,828)
Reckitt Benckiser Group PLC	30,633	2,386,728	244,818
Rentokil Initial PLC	899,534	1,612,882	210,962
Rexam PLC	96,932	636,843	193,898
Rightmove PLC	12,342	400,097	147,440
Rotork PLC	2,843	99,185	5,050
Royal Mail PLC	31,414	200,332	3,425
SABMiller PLC	169,464	8,919,382	(42,555)
Sage Group PLC/The	127,513	891,681	(10,856)
Shire PLC	24,900	2,103,571	(118,466)
Smith & Nephew PLC	205,356	3,392,283	109,358
Spectris PLC	4,814	157,175	(3,228)
SSE PLC	59,974	1,393,111	(62,111)
Tate & Lyle PLC	80,896	718,007	(2,306)
Taylor Wimpey PLC	2,133,206	4,407,732	482,380
Travis Perkins PLC	152,155	4,012,596	380,583
UBM PLC	28,863	222,765	3,289
United Utilities Group PLC	32,489	468,651	(19,417)
Vodafone Group PLC	6	20	(1)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Whitbread PLC	6,461	$492,435	$9,261
WPP PLC	156,761	2,915,932	644,207

			11,950,310

Total of Long Equity Positions			13,622,604

Short Positions
Australia
BHP Billiton PLC	(90,709)	(2,005,481)	14,844

Ireland
Henderson Group PLC	(37,010)	(122,907)	(30,740)

Switzerland
Coca-Cola HBC AG	(56,116)	(966,166)	(43,274)
Glencore PLC	(1,074,274)	(4,949,607)	414,300

			371,026

United Kingdom
Aberdeen Asset Management PLC	(866,360)	(5,426,154)	(467,955)
Admiral Group PLC	(451,654)	(9,183,140)	(1,043,505)
Aggreko PLC	(199,548)	(4,902,934)	389,058
Amec Foster Wheeler PLC	(99,851)	(1,581,673)	246,006
Anglo American PLC	(247,933)	(3,895,764)	192,892
Antofagasta PLC	(397,798)	(4,223,549)	(79,943)
ARM Holdings PLC	(59,486)	(868,477)	(97,651)
Ashtead Group PLC	(96,428)	(1,500,895)	(45,596)
ASOS PLC	(69,274)	(2,355,307)	(1,352,709)
Balfour Beatty PLC	(96,808)	(341,303)	(3,767)
British American Tobacco PLC	(21,297)	(1,128,271)	25,426
Bunzl PLC	(50,744)	(1,140,808)	(234,937)
Burberry Group PLC	(375,505)	(8,431,827)	(1,211,326)
Capita PLC	(53,579)	(835,421)	(50,282)
Centrica PLC	(1,431,610)	(5,515,574)	160,915
Croda International PLC	(94,009)	(3,270,327)	(542,499)
Daily Mail & General Trust PLC	(18,298)	(235,735)	(3,619)
Diageo PLC	(99,734)	(2,720,553)	(35,530)
Drax Group PLC	(333,326)	(1,882,396)	92,107
easyJet PLC	(109,523)	(2,643,756)	(404,424)
Eurasian Natural Resources Corp. Ltd.	(2,433)	(8,003)	(229)
Experian PLC	(167,252)	(2,710,168)	(58,357)
GlaxoSmithKline PLC	(81,034)	(1,956,054)	90,656

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Hargreaves Lansdown PLC	(516,880)	$(7,727,191)	$(1,089,349)
Hikma Pharmaceuticals PLC	(5,295)	(190,657)	24,004
ICAP PLC	(250,362)	(1,390,882)	(561,815)
IMI PLC	(133,915)	(2,745,844)	218,832
Informa PLC	(12,809)	(95,753)	(11,175)
International Consolidated Airlines Group SA	(17,652)	(127,221)	(30,115)
Intertek Group PLC	(131,731)	(5,394,974)	515,556
J Sainsbury PLC	(1,102,459)	(4,393,954)	163,359
John Wood Group PLC	(112,649)	(1,096,020)	38,735
Johnson Matthey PLC	(50,501)	(2,311,771)	(218,493)
Ladbrokes PLC	(586,757)	(989,049)	84,117
Lloyds Banking Group PLC	(3,095,616)	(3,623,044)	34,799
Man Group PLC	(672,295)	(1,171,072)	(856,808)
Marks & Spencer Group PLC	(1,080,752)	(7,269,181)	(1,278,344)
Meggitt PLC	(223,157)	(1,599,520)	(214,447)
Melrose Industries PLC	(128,498)	(543,360)	15,604
Ocado Group PLC	(165,749)	(944,452)	80,687
Old Mutual PLC	(457,618)	(1,285,744)	(216,464)
Pearson PLC	(95,782)	(1,635,017)	(426,563)
Pennon Group PLC	(308)	(3,488)	(274)
Petrofac Ltd.	(684,210)	(10,505,654)	873,240
Rolls-Royce Holdings PLC	(483,481)	17	(734)
Rolls-Royce Holdings PLC	(49,924)	(635,010)	(69,115)
Royal Bank of Scotland Group PLC	(434,697)	(2,258,585)	62,624
RSA Insurance Group PLC	(669,586)	(4,423,488)	249,940
Serco Group PLC	(109,581)	–	(66,646)
Serco Group PLC	(109,581)	(290,174)	67,770
Severn Trent PLC	(5,070)	(159,237)	4,690
Sky PLC	(128,665)	(1,681,046)	(211,872)
Smiths Group PLC	(42,077)	(673,450)	(22,472)
Spirax-Sarco Engineering PLC	(12,466)	(523,736)	(106,601)
Sports Direct International PLC	(736,203)	(7,491,781)	875,273
St. James’s Place PLC	(97,073)	(1,250,546)	(92,091)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Standard Chartered PLC	(220,571)	$(3,443,402)	$(129,123)
Standard Life PLC	(84,526)	(15)	(91,516)
Standard Life PLC	(69,158)	(500,622)	14,670
TalkTalk Telecom Group PLC	(45,200)	(208,828)	(21,418)
Telecity Group PLC	(103,595)	(1,149,751)	(191,301)
Tesco PLC	(1,205,744)	(4,346,586)	42,616
Thomas Cook Group PLC	(110,748)	(238,577)	85
Vedanta Resources PLC	(151,912)	(980,967)	(141,447)
Weir Group PLC/The	(137,202)	(4,172,083)	709,983
William Hill PLC	(366,384)	(1,983,528)	(28,384)
WM Morrison Supermarkets PLC	(1,407,248)	(3,656,983)	(364,848)

			(6,800,100)

Total of Short Equity Positions			(6,444,970)

Total of Long and Short Equity Positions			7,177,634

Net Cash and Other Receivables/ (Payables) (b)			(2,297,396)

Swaps, at Value			$4,880,238

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged as collateral to Deutsche Bank is included in the collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-37 months maturity ranging from 12/21/2015-12/28/2015	$5,192,879

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	11,111	$1,100,612	$227,422
Airbus Group NV	15,006	644,800	330,753
AtoS	49,649	3,055,525	362,121
Bouygues SA	49,125	1,868,326	60,114
Cap Gemini SA	28,325	1,239,033	1,084,794
Cie Generale des Etablissements Michelin	73,392	5,568,785	1,729,679
CNP Assurances	55,132	916,681	49,599
Credit Agricole SA	86,472	998,514	272,188
Danone SA	486	28,348	4,412
Dassault Systemes	2,199	150,485	(1,669)
Eiffage SA	24,894	1,291,164	190,413
Etablissements Maurel et Prom	16,393	141,782	(22,047)
GDF Suez	140,083	3,081,378	(315,715)
Groupe Eurotunnel SA	75,815	796,808	290,078
Iliad SA	26,565	5,285,389	918,053
Imerys SA	11,524	722,238	123,315
Ingenico	9,127	835,360	165,697
Lagardere SCA	233,460	6,243,706	773,029
Natixis SA	104,798	554,254	230,745
Orange SA	715,495	9,423,351	2,067,186
Peugeot SA	232,049	3,930,649	(51,809)
Rexel SA	171,131	3,111,624	115,185
Safran SA	641	34,218	10,569
Sanofi	69,375	5,459,999	1,391,410
SCOR SE	32,601	841,495	258,062
SES SA	95,550	2,783,833	603,435
Societe BIC SA	17,333	1,503,288	964,257
Societe Television Francaise 1	3,830	65,373	2,251
Sodexo SA	3,342	302,071	23,886
Suez Environnement Co.	251,740	2,977,905	1,356,180
Teleperformance	3,548	249,087	(5,936)
Thales SA	20,205	930,658	190,364
Total SA	64,973	3,603,116	(373,503)
Valeo SA	59,056	2,466,939	6,341,574
Vivendi SA	318,301	7,226,745	675,965

			20,042,057

Portugal
NOS SGPS	14,071	95,973	6,004

Total of Long Equity Positions			20,048,061

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

France
Accor SA	(42,510)	$(1,338,508)	$(878,222)
Air Liquide SA	(338)	(37,227)	(6,287)
Alcatel-Lucent	(1,388,586)	(1,399,802)	(3,820,532)
Arkema SA	(10,620)	(680,203)	(160,857)
AXA SA	(12,500)	(260,614)	(54,001)
BNP Paribas SA	(19,823)	(1,032,732)	(173,419)
Bollore SA	(63,845)	(351,507)	11,326
Bureau Veritas SA	(52,384)	(1,115,564)	(8,322)
Carrefour SA	(88,093)	(2,675,987)	(266,931)
Casino Guichard Perrachon SA	(12,293)	(1,058,264)	(30,232)
CGG SA	(23,490)	(152,721)	19,441
Christian Dior SE	(1,370)	(209,346)	(48,513)
Cie de Saint-Gobain	(102,103)	(3,684,470)	(798,598)
Edenred	(44,250)	(1,043,158)	(60,874)
Electricite de France SA	(101,556)	(2,496,005)	60,867
Essilor International SA	(48,954)	(4,478,648)	(1,142,011)
Eutelsat Communications SA	(55,618)	(1,317,761)	(527,158)
Faurecia	(21,604)	(485,343)	(456,723)
JCDecaux SA	(22,324)	(647,115)	(104,622)
Kering	(16,469)	(2,884,795)	(330,265)
Legrand SA	(29,436)	(1,300,575)	(293,907)
LVMH Moet Hennessy Louis Vuitton SA	(32,706)	(4,582,888)	(1,172,815)
Neopost SA	(19,716)	(995,942)	(87,869)
Pernod Ricard SA	(17,304)	(1,434,911)	(611,145)
Plastic Omnium SA	(628)	(17,894)	1,343
Publicis Groupe SA	(22,154)	(1,575,820)	(133,508)
Remy Cointreau SA	(37,459)	(2,497,082)	(261,758)
Renault SA	(59,164)	(4,305,077)	(1,068,791)
Schneider Electric SE	(35,921)	(2,515,765)	(279,564)
Societe Generale SA	(19,739)	(792,563)	(160,476)
Technip SA	(86,573)	(5,576,223)	339,612
Vallourec SA	(227,355)	(7,854,568)	2,305,401
Veolia Environnement SA	(350,988)	(2,843,783)	(3,794,660)
Vinci SA	(19,403)	(1,005,659)	(102,907)
Zodiac Aerospace	(51,248)	(1,408,058)	(287,562)

			(14,384,539)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Portugal
Jeronimo Martins SGPS SA	(101,950)	$(1,305,857)	$22,941

Total of Short Equity Positions			(14,361,598)

Total of Long and Short Equity Positions			5,686,463

Net Cash and Other Receivables/ (Payables) (b)			(493,584)

Swaps, at Value			$5,192,879

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity ranging from 11/20/2015-01/27/2016	$(302,896)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

India
Reliance Industries Ltd.	29,640	$882,666	$(100,132)
State Bank of India	22,955	976,328	(5,334)

			(105,466)

Korea, Republic of
Samsung Electronics Co., Ltd.	15,425	10,093,653	(172,917)

Total of Long Equity Positions			(278,383)

Net Cash and Other Receivables/ (Payables) (b)			(24,513)

Swaps, at Value			$(302,896)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	37 months maturity 12/21/2015	$1,116,557

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United Kingdom
CSR PLC	238,679	$3,014,538	$74,088
Domino Printing Sciences PLC	798	11,056	(24)
Friends Life Group Ltd.	569,086	3,198,181	285,777
Rexam PLC	189,296	1,554,102	68,229
Spirit Pub Co. PLC	2,017,826	3,130,064	268,710
Synergy Health PLC	121,005	3,278,891	889,138
TSB Banking Group PLC	1,055,384	5,198,499	27,387

			1,613,305

Total of Long Equity Positions			1,613,305

Short Positions

United Kingdom (continued)
Aviva PLC	(422,815)	(3,163,956)	(219,783)
Greene King PLC	(266,756)	(3,021,449)	(280,936)

			(500,719)

Total of Short Equity Positions			(500,719)

Total of Long and Short Equity Positions			1,112,586

Net Cash and Other Receivables/ (Payables) (b)			3,971

Swaps, at Value			$1,116,557

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of short position and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus of minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	12 months maturity 01/22/2016	$(61,553)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Hong Kong
Hutchison Whampoa Ltd.	148,199	$1,929,103	$125,062

Short Positions
Hong Kong (continued)
CK Hutchison Holdings Ltd.	(101,888)	(1,902,903)	(178,722)

Total of Long and Short Equity Positions			(53,660)

Net Cash and Other Receivables/ (Payables) (b)			(7,893)

Swaps, at Value			$(61,553)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	37 months maturity 12/21/2015	$323,668

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
Eurasia Drilling Co., Ltd.	47,459	$909,768	$1,445

Short Positions
United States (continued)
Ball Corp.	(11,680)	(850,609)	25,534

Total of Long and Short Equity Positions			26,979

Net Cash and Other Receivables/ (Payables) (b)			296,689

Swaps, at Value			$323,668

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	24 months maturity 10/16/2015	$(81,615)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
iiNET Ltd.	90,733	586,984	21,859
Toll Holdings Ltd.	748,901	5,089,850	(51,199)

			(29,340)

Total of Long Equity Positions			(29,340)

Net Cash and Other Receivables/ (Payables) (b)			(52,275)

Swaps, at Value			$(81,615)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Effective Overnight Index Average, which is denominated in EUR based on the local currencies of the positions within the swap.	12-25 months maturity 04/05/2016	$1,305,669

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Lafarge SA	192,000	$11,146,009	$1,336,038

Germany
Deutsche Annington Immobilien SE	25	672	170

Italy
Ansaldo STS SpA	14,629	148,602	(380)
Pireli & C. SpA	11,364	189,496	(1,391)
Sorin SpA	148,498	465,852	(12,345)
World Duty Free SpA	73,099	790,171	(4,110)

			(18,226)

Netherlands
Ziggo NV	4,928	202,431	8,357

United Kingdom
Jazztel PLC	976,837	13,395,032	(82,947)

Total of Long Equity Positions			1,243,392

Short Positions

France
Klepierre	(2)	(36)	(63)

Total of Long and Short Equity Positions			1,243,329

Net Cash and Other Receivables/ (Payables) (b)			62,340

Swaps, at Value			$1,305,669

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market is pledged as collateral to Morgan Stanley Capital Services, Inc. in the amount of $271,741,585 for total return basket swaps at March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate, which is denominated in USD based on the local currencies of the positions within the swap.	4-25 months maturity ranging from 07/23/2015-11/02/2016	$6,091,890

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Talisman Energy, Inc.	1,636,348	$12,551,590	$15,563

United States
Advent Software, Inc.	260,955	11,449,183	61,542
Aruba Networks, Inc.	513,439	12,538,778	35,344
Auspex Pharmaceuticals, Inc.	51,995	5,223,264	(9,726)
Aviv REIT, Inc.	190,878	6,747,637	219,410
Baker Hughes, Inc.	345,338	21,819,630	136,960
Catamaran Corp.	86,799	5,198,529	(30,516)
CFD CITY NATIONAL CORP COM	90,308	8,089,384	(44,748)
Cleco Corp.	193,348	10,389,877	151,456
Cypress Semiconductor Corp.	3,746	54,503	(1,647)
DIRECTV	268,028	22,680,139	129,044
Dresser-Rand Group, Inc.	272,329	22,166,720	(285,085)
Emulex Corp.	335,488	2,676,812	(2,973)
Exelis, Inc.	497,809	11,945,766	185,840
Family Dollar Stores, Inc.	327,513	25,642,021	310,110
Freescale Semiconductor Ltd.	406,464	16,659,959	(92,486)
Furiex Pharmaceuticals, Inc.	44,784	447,840	(6,691)
Hawaiian Electric Industries, Inc.	444,252	14,722,659	(453,284)
Home Loan Servicing Solutions Ltd.	183,051	3,368,373	(340,709)
Hospira, Inc.	266,242	23,313,042	73,655
Hudson City Bancorp, Inc.	2,688,695	25,058,637	3,118,886
Hudson Valley Holding Corp.	117,243	2,973,436	23,295
Hyperion Therapeutics, Inc.	37,810	1,740,610	(5,131)
Integrated Silicon Solution, Inc.	263,525	4,848,822	(134,360)
Integrys Energy Group, Inc.	227,730	16,236,453	164,662

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Journal Communications, Inc.	69,014	$652,872	$369,915
Kofax Ltd.	264,800	2,896,055	3,505
Life Time Fitness, Inc.	107,332	7,597,070	19,208
Lorillard, Inc.	473,692	29,743,037	1,212,735
Macerich Co./The	37,298	3,335,043	(189,703)
MeadWestvaco Corp.	193,622	9,850,215	(194,286)
Montpelier Re Holdings Ltd.	20,194	776,025	232
Office Depot, Inc.	812,009	7,649,780	(179,297)
Orbitz Worldwide, Inc.	935,013	10,899,582	2,670
Pepco Holdings, Inc.	839,233	22,823,478	(306,857)
Polypore International, Inc.	235,984	14,011,568	(112,110)
Riverbed Technology, Inc.	463,734	9,478,927	217,751
RTI International Metals, Inc.	113,492	4,201,076	(125,579)
Salix Pharmaceuticals Ltd.	98,701	16,026,888	1,029,632
Sigma-Aldrich Corp.	191,426	26,018,807	445,838
Square 1 Financial, Inc.	59,536	1,527,408	66,371
Susquehanna Bancshares, Inc.	902,154	11,772,245	596,287
Time Warner Cable, Inc.	198,365	28,284,865	1,446,080
Tornier NV	15,738	406,546	6,105
TRW Automotive Holdings Corp.	256,056	26,172,447	675,025
UIL Holdings Corp.	12,814	649,563	9,332

			8,195,702

Total of Long Equity Positions			8,211,265

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Canada
Mitel Networks Corp.	(139,486)	$(1,359,272)	$(59,300)

United States
Actavis PLC	(106)	(32,233)	685
Alcoa, Inc.	(332,427)	(4,418,869)	123,912
Applied Materials, Inc.	(1,206,101)	(25,669,478)	(1,540,161)
AT&T, Inc.	(424,630)	(14,189,966)	325,797
BB&T Corp.	(228,076)	(8,458,505)	(434,179)
Becton Dickinson and Co.	(9)	(1,281)	(12)
Comcast Corp.	(570,299)	(31,226,838)	(977,946)
Cyberonics, Inc.	(7,009)	(475,705)	20,680
Dollar Tree, Inc.	(80,661)	(5,851,862)	(693,375)
Endurance Specialty Holdings Ltd.	(10,068)	(617,400)	1,842
EW Scripps Co./The	(35,615)	(661,014)	(351,876)
Halliburton Co.	(385,459)	(17,742,448)	828,507
Harris Corp.	(50,417)	(3,804,425)	(166,418)
M&T Bank Corp.	(225,737)	(26,745,320)	(1,923,279)
NextEra Energy, Inc.	(109,244)	(11,509,232)	142,394
NXP Semiconductors NV	(140,195)	(14,139,785)	69,815
Omega Healthcare Investors, Inc.	(177,048)	(7,008,531)	(174,307)
PacWest Bancorp	(35,703)	(1,592,043)	(82,071)
PartnerRe Ltd.	(170)	(20,441)	1,005
Reynolds American, Inc.	(146,147)	(9,443,763)	(627,226)
Rock-Tenn Co.	(156,675)	(10,327,069)	221,532
Simon Property Group, Inc.	(9,328)	(1,773,701)	(51,229)
Staples, Inc.	(170,339)	(2,852,981)	79,011
STERIS Corp.	(52,129)	(3,145,985)	(517,120)
Sterling Bancorp	(228,302)	(3,078,143)	16,613
Wisconsin Energy Corp.	(252,015)	(12,312,230)	(162,512)
Wright Medical Group, Inc.	(15,695)	(425,698)	20,767

			(5,849,151)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Total of Short Equity Positions			(5,908,451)

Total of Long and Short Equity Positions			2,302,814

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Written Options

NUMBER OF CONTRACTS	ISSUER	EXPIRATION DATE	PROCEEDS	VALUE AT March 31 , 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
(87,600)	Home Loan Servicing Solutions Ltd. (Exercise price $17.5)	April 17, 2015	(83,211)	$(26,280)	$56,931
(82,700)	Salix Pharmaceuticals Ltd. (Exercise price $175)	July 17, 2015	(12,397)	(4,135)	8,262

Total of Written Options					65,193

Total of Long and Short Equity Positions and Written Options					2,368,007

Net Cash and Other Receivables/ Payables (b)					3,723,883

Swaps, at Value					$6,091,890

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate, which is denominated in CAD based on the local currencies of the positions within the swap.	21-25 months maturity ranging from 12/01/2016-01/12/2017	$(122,990)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada

Ainsworth Lumber Co., Ltd.	622,030	$1,748,552	$(34,538)
GLENTEL, Inc.	86,941	1,748,036	(127,352)
Rio Alto Mining Ltd.	19,937	54,068	(4,955)

			(166,845)

Total of Long Equity Positions			(166,845)

Short Positions

Canada (continued)
BCE, Inc.	(21,964)	(948,596)	18,739
Norbord, Inc.	(81,594)	(1,770,670)	53,173
Royal Bank of Canada	(67,632)	(4,042,251)	(28,858)

			43,054

United States
Tahoe Resources, Inc.	(4,417)	(52,956)	4,550

Total of Short Equity Positions			47,604

Total of Long and Short Equity Positions			(119,241)

Net Cash and Other Receivables/ (Payables) (b)			(3,749)

Swaps, at Value			$(122,990)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate, which is denominated in JPY based on the local currencies of the positions within the swap.	18 months maturity 04/14/2015	$5,511,961

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Tokyo Electron Ltd.	371,108	$20,100,126	$5,641,317

Net Cash and Other Receivables/ (Payables) (b)			(129,356)

Swaps, at Value			$5,511,961

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR, which is denominated in CHF based on the local currencies of the positions within the swap.	3 months maturity 04/14/2015	$(1,091,742)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional	Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Switzerland
Holcim Ltd.	(172,800)	$(12,106,177)	$(767,850)

Net Cash and Other Receivables/ (Payables) (b)			(323,892)

Swaps, at Value			$(1,091,742)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate, which is denominated in USD based on the local currencies of the positions within the swap.	4-25 months maturity ranging from 07/23/2015 -07/24/2015	$12,112,145

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 31, 2015.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	15,900	$662,091	$72,807

Ireland
Allegion PLC	200	11,362	872
Medtronic PLC	40,300	2,989,235	153,762

			154,634

Singapore
Avago Technologies Ltd.	13,000	1,669,847	(19,107)
Flextronics International Ltd.	1,099,000	12,393,768	1,536,057

			1,516,950

Sweden
Autoliv, Inc.	29,200	2,906,860	532,024

Switzerland
Allied World Assurance Co. Holdings AG	51,662	1,943,346	143,798
TE Connectivity Ltd.	101,333	6,484,127	773,343
Transocean Ltd.	197,700	3,050,108	(149,849)
Weatherford International PLC	129,300	1,436,348	154,042

			921,334

United Kingdom
Aon PLC	45,400	4,276,324	87,524
Delphi Automotive PLC	114,700	8,235,604	910,574
Willis Group Holdings PLC	13,400	579,014	66,598

			1,064,696

United States
3M Co.	300	49,919	(434)
Abbott Laboratories	74,707	3,311,014	150,161
AbbVie, Inc.	221,365	13,924,370	(965,663)
Activision Blizzard, Inc.	113,673	2,612,748	(29,529)
Acuity Brands, Inc.	2,100	335,762	17,374
Acxiom Corp.	52,568	1,021,396	(49,414)
Adobe Systems, Inc.	54,269	4,100,834	(88,185)
Advanced Micro Devices, Inc.	344,118	925,459	(3,223)
Advent Software, Inc.	2,700	119,326	(229)
AECOM Technology Corp.	70,828	2,221,472	(38,553)
Aetna, Inc.	87,500	7,774,079	1,547,296
Agilent Technologies, Inc.	50,245	2,122,175	(34,496)
Akamai Technologies, Inc.	24,200	1,554,410	164,879
Alaska Air Group, Inc.	50,295	2,831,293	497,230
Alcoa, Inc.	70,400	1,058,167	(148,599)
Alere, Inc.	26,615	1,070,786	230,688

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alexion Pharmaceuticals, Inc.	27,900	$5,416,785	$(581,715)
Alliant Energy Corp.	9,700	600,042	11,058
Allison Transmission Holdings, Inc.	4,000	133,757	(5,997)
Allstate Corp./The	46,900	3,201,189	136,684
Alnylam Pharmaceuticals, Inc.	10,800	995,102	132,634
Amdocs Ltd.	84,700	4,209,015	398,665
AMERCO	4,800	1,375,152	210,768
Ameren Corp.	30,300	1,287,144	(8,484)
American Airlines Group, Inc.	11,430	545,972	57,303
American Electric Power Co., Inc.	91,500	5,257,567	(110,692)
American Financial Group, Inc.	52,400	3,181,728	179,732
American International Group, Inc.	13,800	714,671	41,431
American Water Works Co., Inc.	16,600	867,018	32,868
Ameriprise Financial, Inc.	20,600	2,722,702	(27,398)
AmerisourceBergen Corp.	43,413	4,640,582	294,174
Amgen, Inc.	51,613	8,245,887	4,451
Anadarko Petroleum Corp.	126,976	10,687,967	(173,085)
ANN, Inc.	77,321	2,982,849	189,632
Anthem, Inc.	71,600	9,697,394	1,358,362
AO Smith Corp.	51,305	2,809,975	558,711
Apache Corp.	48,800	3,314,126	(370,022)
Apollo Education Group, Inc.	50,800	1,569,720	(608,584)
Apple, Inc.	33,700	4,294,307	(101,016)
Archer-Daniels-Midland Co.	228,600	11,881,424	(1,045,784)
ARRIS Group, Inc.	22,780	658,870	(642)
Arrow Electronics, Inc.	36,466	2,123,780	106,116
Arthur J. & Gallager Corp.	34,100	1,635,777	(41,602)
Artisan Partners Asset Management, Inc.	700	32,739	(917)
Ashland, Inc.	11,400	1,443,122	8,212
Aspen Insurance Holdings Ltd.	11,400	517,529	20,893
Associated Banc-Corp.	4,300	82,130	(2,150)
Assurant, Inc.	102,200	6,967,403	(691,301)
AT&T, Inc.	46,146	1,577,501	(70,834)
Atmel Corp.	402,500	3,168,527	144,048
Atmos Energy Corp.	10,700	575,827	15,883
Autodesk, Inc.	83,900	5,136,743	(216,847)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Automatic Data Processing, Inc.	9,513	$806,560	$8,134
AutoNation, Inc.	1,700	108,899	462
Avery Dennison Corp.	500	24,575	1,880
Avnet, Inc.	53,200	2,345,642	21,758
Axis Capital Holdings Ltd.	3,442	172,375	5,163
Ball Corp.	24,600	1,598,359	139,385
Bank of America Corp.	65,400	1,019,943	(13,437)
Becton Dickinson and Co.	12,600	1,794,979	14,255
Best Buy Co., Inc.	83,093	3,203,084	(63,000)
Big Lots, Inc.	95,827	4,444,942	157,629
Biogen Idec, Inc.	12,400	3,855,728	1,380,048
Boeing Co./The	400	62,049	(2,017)
Booz Allen Hamilton Holding Corp.	78,600	2,169,386	105,298
Boston Scientific Corp.	143,571	2,270,155	278,230
Bristol-Myers Squibb Co.	34,100	2,332,116	(132,666)
Broadcom Corp.	157,400	6,840,655	(26,022)
Broadridge Financial Solutions, Inc.	46,700	2,133,819	435,148
Brocade Communications Systems, Inc.	1,315,436	15,406,932	200,716
Brown & Brown, Inc.	20,300	655,284	16,849
Bunge Ltd.	47,600	4,022,424	(102,088)
CA, Inc.	152,557	4,785,747	189,137
Cabot Corp.	28,461	1,321,506	(40,761)
California Resources Corp.	113,700	829,044	36,213
Calpine Corp.	9,413	204,514	10,761
Cameron International Corp.	110,100	5,157,062	(189,350)
Capital One Financial Corp.	102,400	8,375,905	(304,737)
Cardinal Health, Inc.	77,941	6,342,076	693,658
Career Education Corp.	54,603	316,151	(41,498)
Carlisle Cos., Inc.	19,167	1,743,239	32,201
Carnival Corp.	107,299	4,900,546	232,638
Carter’s, Inc.	2,800	261,913	(2,997)
Catamaran Corp.	6,398	315,233	65,704
CBOE Holdings, Inc.	21,300	1,277,174	(54,447)
CDK Global, Inc.	5,100	248,992	(10,516)
CDW Corp.	27,800	981,757	53,515
Celanese Corp.	7,400	450,126	(36,762)
Celgene Corp.	31,800	3,906,144	(240,241)
Centene Corp.	32,900	1,691,004	634,697
CenterPoint Energy, Inc.	80,438	1,805,404	(163,665)
CenturyLink, Inc.	44,182	1,646,669	(120,181)
CF Industries Holdings, Inc.	32,700	9,179,478	96,858

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charles River Laboratories International, Inc.	44,000	$2,885,960	$602,800
Charter Communications, Inc.	1,616	305,399	6,667
Chevron Corp.	23,168	2,642,341	(210,164)
Chico’s FAS, Inc.	231,487	3,774,479	320,527
Chipotle Mexican Grill, Inc.	300	198,055	(2,893)
Cigna Corp.	81,068	8,419,722	2,073,720
Cinemark Holdings, Inc.	36,041	1,303,305	321,063
Cintas Corp.	35,300	2,571,958	309,581
Cisco Systems, Inc.	235,706	6,554,580	(66,772)
Citigroup, Inc.	35,500	1,881,575	(52,615)
Citrix Systems, Inc.	59,000	3,586,086	182,244
Civeo Corp.	52,600	187,330	(53,726)
Cleco Corp.	16,649	891,720	15,983
Cliffs Natural Resources, Inc.	110,900	531,966	1,463
Coca-Cola Enterprises, Inc.	46,281	2,027,109	18,512
Cognizant Technology Solutions Corp.	32,550	1,733,188	297,607
Colgate-Palmolive Co.	5,200	353,340	7,228
Commercial Metals Co.	156,400	2,649,416	(117,300)
Computer Sciences Corp.	144,800	9,195,622	256,922
ConocoPhillips	79,331	5,629,390	(690,242)
Consolidated Edison, Inc.	55,300	3,409,064	(35,764)
Convergys Corp.	30,734	648,487	54,399
Con-way, Inc.	37,990	1,838,815	(162,316)
Copart, Inc.	13,600	469,880	41,072
CoreLogic, Inc.	52,700	1,764,923	93,806
Corning, Inc.	195,600	4,217,591	218,617
Corporate Executive Board Co./The	2,400	190,655	1,009
Costco Wholesale Corp.	6,550	912,309	79,983
CR Bard, Inc.	17,400	2,951,957	(40,067)
Crane Co.	38,453	2,380,153	19,699
Crown Holdings, Inc.	63,932	3,120,521	333,086
CST Brands, Inc.	1,000	43,461	369
CSX Corp.	162,800	5,793,216	(401,280)
Cummins, Inc.	9,696	1,434,911	(90,658)
CVS Health Corp.	65,473	5,949,532	807,937
Cytec Industries, Inc.	38,442	1,887,476	189,930
DaVita HealthCare Partners, Inc.	3,075	229,057	20,879
Deckers Outdoor Corp.	7,708	557,438	4,244
Delta Air Lines, Inc.	59,976	2,728,765	(32,244)
Deluxe Corp.	4,400	260,888	43,944

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Devon Energy Corp.	136,900	$8,279,891	$(23,452)
Dick’s Sporting Goods, Inc.	16,800	979,999	(22,567)
Dillard’s, Inc.	54,595	6,556,565	896,198
Discover Financial Services	95,459	5,999,096	(619,981)
DISH Network Corp.	129,700	9,764,142	(677,360)
Dollar General Corp.	90,697	6,078,181	758,559
Dollar Tree, Inc.	52,448	3,861,698	394,195
Domino’s Pizza, Inc.	54,100	5,051,317	388,438
Dover Corp.	10,200	819,749	(114,725)
Dow Chemical Co./The	90,500	4,557,569	(215,379)
DR Horton, Inc.	97,500	2,347,958	428,842
Dr. Pepper Snapple Group, Inc.	53,400	3,912,847	277,985
DST Systems, Inc.	36,700	3,716,593	346,464
DTE Energy Co.	35,420	2,852,456	5,584
East West Bancorp, Inc.	8,793	325,957	29,808
eBay, Inc.	128,721	7,081,327	343,300
EchoStar Corp.	12,600	654,133	(2,461)
Edison International	58,500	3,685,313	(30,818)
Edwards Lifesciences Corp.	63,143	8,634,135	361,216
Electronic Arts, Inc.	170,200	8,118,617	1,891,696
Eli Lilly & Co.	1,300	92,904	1,541
EMC Corp.	56,500	1,682,319	(238,179)
Emerson Electric Co.	8,000	505,331	(52,371)
Endurance Specialty Holdings Ltd.	4,600	286,441	(5,197)
Energen Corp.	35,871	2,379,300	(11,814)
Energizer Holdings, Inc.	14,700	1,872,045	157,290
Entergy Corp.	74,500	6,096,089	(323,084)
EOG Resources, Inc.	41,567	4,138,411	(327,132)
EP Energy Corp.	38,300	369,285	32,099
Equifax, Inc.	11,800	939,398	158,002
Estee Lauder Cos., Inc./The	6,400	476,969	55,255
Esterline Technologies Corp.	1,800	213,282	(7,326)
Everest Re Group Ltd.	25,506	4,477,431	(39,387)
Expedia, Inc.	58,654	4,993,357	527,744
Facebook, Inc.	85,950	6,363,256	703,123
Fair Isaac Corp.	11,423	877,908	135,541
Fairchild Semiconductor International, Inc.	67,086	1,119,135	100,488
FedEx Corp.	23,700	4,160,061	(238,896)
Fidelity National Information Services, Inc.	53,100	3,191,841	422,145
Fifth Third Bancorp	46,730	950,955	(70,095)
First Solar, Inc.	45,465	2,367,825	350,527

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FirstEnergy Corp.	5,700	$206,223	$(6,381)
Fiserv, Inc.	38,800	2,740,444	340,276
FleetCor Technologies, Inc.	33,600	5,243,280	(172,368)
Fluor Corp.	28,400	1,687,916	(64,572)
FNF Group	5,800	187,282	25,926
Foot Locker, Inc.	114,087	6,441,238	746,243
Fortinet, Inc.	50,300	1,413,791	344,194
Frontier Communications Corp.	86,500	602,905	6,920
Fulton Financial Corp.	38,700	472,914	4,644
GameStop Corp.	48,649	1,817,127	29,589
Gannett Co., Inc.	38,700	1,351,269	83,727
Gap, Inc./The	122,971	4,946,721	381,613
Gartner, Inc.	23,100	1,960,959	(24,024)
General Dynamics Corp.	92,800	12,874,051	(278,307)
General Electric Co.	144,910	3,876,128	(280,911)
Genpact Ltd.	36,700	771,645	81,630
Genuine Parts Co.	4,603	470,196	(41,243)
Genworth Financial, Inc.	169,417	1,339,095	(100,656)
Gilead Sciences, Inc.	65,667	6,566,451	(122,549)
Goldman Sachs Group, Inc./The	53,515	10,179,157	(119,942)
Goodyear Tire & Rubber Co./The	66,135	1,743,053	47,882
Google, Inc.	4,578	2,459,006	80,410
Graham Holdings Co.	4,432	3,950,532	701,428
Groupon, Inc.	494,380	3,714,100	(149,621)
Guess?, Inc.	41,607	896,542	(123,068)
H&R Block, Inc.	77,926	2,573,707	(74,620)
Halliburton Co.	80,100	3,508,318	6,470
Hanesbrands, Inc.	128,304	3,682,991	616,476
Hanover Insurance Group, Inc./The	30,043	2,144,588	35,932
Harman International Industries, Inc.	46,700	5,790,602	449,919
Harris Corp.	500	35,525	3,855
Harsco Corp.	62,386	1,223,519	(146,737)
Hartford Financial Services Group, Inc./The	15,600	646,461	5,931
HCA Holdings, Inc.	119,000	8,356,236	596,134
HCC Insurance Holdings, Inc.	28,800	1,544,268	87,828
HD Supply Holdings, Inc.	93,700	2,715,155	204,068
Health Net, Inc.	179,400	9,358,821	1,493,085
Helix Energy Solutions Group, Inc.	159,200	3,087,560	(705,928)
Hess Corp.	66,291	5,254,332	(755,162)
Hewlett-Packard Co.	672,562	23,997,583	(3,040,551)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hill-Rom Holdings, Inc.	36,200	$1,670,630	$103,170
Hilton Worldwide Holdings, Inc.	38,600	1,134,852	8,480
HNI Corp.	1,300	70,203	1,518
Home Depot, Inc./The	52,048	5,202,723	710,450
Honeywell International, Inc.	8,100	795,987	48,924
Hormel Foods Corp.	4,900	265,237	13,328
Howard Hughes Corp./The	4,000	593,320	26,760
Hubbell, Inc.	4,300	477,349	(5,983)
Humana, Inc.	70,400	9,844,736	2,687,872
Huntington Bancshares, Inc.	12,000	133,367	(767)
Huntington Ingalls Industries, Inc.	43,300	5,020,460	1,048,035
Hyatt Hotels Corp.	7,800	461,266	649
IAC/InterActiveCorp.	93,729	6,217,311	106,585
IDEX Corp.	5,200	403,988	(9,672)
IHS, Inc.	1,230	146,014	(6,089)
Illinois Tool Works, Inc.	739	71,011	776
Ingersoll-Rand PLC	82,100	5,235,517	353,851
Ingram Micro, Inc.	183,234	4,964,306	(361,467)
Ingredion, Inc.	23,422	1,917,469	(94,769)
Integrated Device Technology, Inc.	289,300	5,480,926	310,860
Intel Corp.	197,178	6,823,876	(658,120)
Interpublic Group of Cos., Inc./The	151,818	3,106,844	251,370
Intersil Corp.	91,200	1,211,549	94,435
Intuit, Inc.	19,300	1,788,531	82,797
Invesco Ltd.	37,000	1,545,527	(76,997)
Itron, Inc.	1,300	52,650	(5,187)
ITT Corp.	121,600	5,328,319	(475,263)
Jabil Circuit, Inc.	413,975	8,686,787	991,948
Jack Henry & Associates, Inc.	5,400	332,748	44,658
Jarden Corp.	4,050	180,306	33,939
JDS Uniphase Corp.	49,572	658,730	(8,345)
John Wiley & Sons, Inc.	9,222	547,684	16,149
Johnson & Johnson	36,070	3,855,162	(226,520)
Johnson Controls, Inc.	76,668	3,866,636	498
JPMorgan Chase & Co.	108,205	6,626,953	(71,894)
Juniper Networks, Inc.	84,200	1,828,613	72,623
KAR Auction Services, Inc.	5,917	204,196	20,236
Kate Spade & Co.	24,400	664,771	149,945
KBR, Inc.	330,044	5,773,875	(994,838)
Kellogg Co.	4,330	276,012	9,552
KeyCorp.	190,658	2,579,603	120,115
Keysight Technologies, Inc.	2,200	85,313	(3,583)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kimberly-Clark Corp.	32,682	$3,651,950	$(151,381)
KLX, Inc.	3,800	151,370	(4,918)
Kosmos Energy Ltd.	11,000	92,507	(5,497)
Kroger Co./The	87,300	6,709,276	(16,858)
L Brands, Inc.	7,916	737,628	8,772
L-3 Communications Holdings, Inc.	44,800	5,572,978	62,414
Lam Research Corp.	11,800	933,220	(104,447)
Lear Corp.	63,300	6,048,149	966,757
Leidos Holdings, Inc.	22,750	1,004,190	(49,600)
Lennox International, Inc.	10,700	1,009,545	185,538
Leucadia National Corp.	4,818	109,970	(2,577)
Lexmark International, Inc.	3,038	124,783	3,846
Liberty Broadband Corp.	3,600	193,949	9,811
Liberty Interactive Corp.	27,700	814,627	(6,064)
Liberty TripAdvisor Holdings, Inc.	8,900	286,699	(3,768)
Lincoln Electric Holdings, Inc.	11,000	768,283	(48,993)
Live Nation Entertainment, Inc.	84,800	2,217,884	(78,380)
Lockheed Martin Corp.	28,200	5,397,257	326,215
Loews Corp.	30,700	1,306,928	(53,447)
Lowe’s Cos., Inc.	139,036	8,945,849	1,397,039
LPL Financial Holdings, Inc.	22,040	938,904	27,770
LyondellBasell Industries NV	146,985	13,097,960	(192,677)
M&T Bank Corp.	6,500	819,325	6,175
Macy’s, Inc.	74,803	4,814,321	41,142
Madison Square Garden Co./The	11,400	839,053	125,957
Mallinckrodt PLC	5,100	675,974	(30,059)
Manpowergroup, Inc.	73,043	5,005,934	1,286,721
Marathon Oil Corp.	266,254	7,984,960	(1,033,068)
Marathon Petroleum Corp.	152,500	15,035,646	578,828
Marvell Technology Group Ltd.	463,236	6,673,916	135,653
Masco Corp.	181,600	4,629,135	219,585
Maxim Integrated Products, Inc.	45,350	1,461,740	116,894
McDonald’s Corp.	25,830	2,511,590	5,285
McGraw Hill Financial, Inc.	29,200	2,699,248	320,032
McKesson Corp.	41,006	8,634,349	641,208
Medivation, Inc.	44,400	5,032,590	698,118
Merck & Co., Inc.	235,320	13,751,524	(225,330)
MetLife, Inc.	113,768	5,878,734	(127,762)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Michaels Cos., Inc./The	3,300	$98,741	$(9,443)
Micron Technology, Inc.	211,604	6,370,389	(629,572)
Microsoft Corp.	299,800	13,165,995	(977,626)
Mohawk Industries, Inc.	13,400	2,212,970	276,080
Molson Coors Brewing Co.	10,100	752,437	(492)
Mondelez International, Inc.	198,116	7,418,271	(268,265)
Monster Beverage Corp.	60,100	6,773,986	1,543,554
Mosaic Co./The	3,948	184,520	(2,675)
Motorola Solutions, Inc.	5,000	334,803	(1,453)
MRC Global, Inc.	38,300	481,021	(27,166)
MSCI, Inc.	2,100	124,833	3,918
Murphy Oil Corp.	9,159	465,784	(38,974)
Murphy USA, Inc.	63,150	4,054,419	515,747
Myriad Genetics, Inc.	22,986	767,934	45,770
Nabors Industries Ltd.	151,100	1,992,541	69,974
NASDAQ OMX Group, Inc./The	4,300	217,283	1,759
National Oilwell Varco, Inc.	23,100	1,423,464	(268,695)
Navient Corp.	334,356	6,996,944	(199,486)
NetApp, Inc.	144,884	6,176,405	(1,038,818)
New York Times Co./The	19,500	248,021	20,299
Newell Rubbermaid, Inc.	62,264	2,238,276	194,378
Newfield Exploration Co.	308,515	9,030,265	1,795,527
News Corp.	81,200	1,278,356	21,656
NextEra Energy, Inc.	3,500	361,270	2,905
NIKE, Inc.	73,200	7,161,545	182,611
NiSource, Inc.	7,400	306,138	20,646
Nordstrom, Inc.	1,899	156,103	(3,575)
Norfolk Southern Corp.	22,700	2,641,145	(304,861)
Northrop Grumman Corp.	85,649	12,434,956	1,351,107
NorthStar Asset Management Group, Inc.	12,400	300,246	(10,830)
NOW, Inc.	9,800	245,288	(33,216)
NVIDIA Corp.	56,500	1,162,770	19,493
NVR, Inc.	200	247,748	17,984
Occidental Petroleum Corp.	28,480	2,122,289	(43,249)
Ocwen Financial Corp.	96,200	794,242	(592)
OGE Energy Corp.	9,900	362,340	(49,401)
Oil States International, Inc.	67,100	3,383,829	(715,262)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Old Dominion Freight Line, Inc.	29,300	$2,327,669	$(62,779)
Omnicom Group, Inc.	24,225	1,843,765	45,301
ON Semiconductor Corp.	202,194	1,783,351	665,218
Oracle Corp.	144,699	6,077,236	166,526
Orbital ATK, Inc.	33,200	2,476,904	67,212
O’Reilly Automotive, Inc.	10,400	1,879,111	369,785
Oshkosh Corp.	3,400	163,054	2,832
Owens-Illinois, Inc.	190,700	4,954,182	(507,058)
Packaging Corp. of America	18,315	1,435,133	(3,083)
Parker-Hannifin Corp.	11,725	1,555,087	(162,391)
PartnerRe Ltd.	9,100	1,029,921	10,482
Patterson-UTI Energy, Inc.	220,100	4,558,261	(425,884)
PepsiCo, Inc.	11,050	1,081,254	(24,653)
Pfizer, Inc.	376,185	11,915,891	1,171,585
PG&E Corp.	25,600	1,416,458	(57,866)
Phillips 66	130,500	10,291,368	(34,068)
Pilgrim’s Pride Corp.	185,111	5,649,081	(1,467,424)
Pinnacle Foods, Inc.	7,600	304,610	5,546
Pinnacle West Capital Corp.	6,900	442,917	(3,042)
PNC Financial Services Group, Inc./The	64,382	5,748,629	254,349
PNM Resources, Inc.	34,000	973,080	19,720
Polaris Industries, Inc.	200	28,610	(390)
Polycom, Inc.	278,164	3,660,638	66,759
PPG Industries, Inc.	35,542	7,749,271	266,872
ProAssurance Corp.	10,100	463,590	101
Procter & Gamble Co./The	28,500	2,402,633	(67,343)
Prudential Financial, Inc.	25,267	2,164,963	(135,770)
PTC, Inc.	31,231	1,138,674	(9,049)
Public Service Enterprise Group, Inc.	78,000	3,180,833	88,927
PulteGroup, Inc.	308,107	6,623,668	225,551
PVH Corp.	23,983	2,897,735	(342,106)
Qorvo, Inc.	20,601	1,438,396	203,504
Quanta Services, Inc.	10,354	315,385	(19,985)
Ralph Lauren Corp.	3,300	439,418	(5,468)
Rayonier Advanced Materials, Inc.	4,600	69,191	(651)
Raytheon Co.	58,100	6,192,879	154,546
Regal-Beloit Corp.	9,400	716,809	34,439
Regions Financial Corp.	126,057	1,283,260	(92,022)
Reinsurance Group of America, Inc.	33,284	2,875,499	226,237

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Reliance Steel & Aluminum Co.	59,600	$3,839,308	$(198,940)
Republic Services, Inc.	4,850	202,153	(5,437)
Restaurant Brands International LP	96	—	4,446
Rite Aid Corp.	646,334	3,638,860	1,977,782
Robert Half International, Inc.	1,300	75,406	3,270
Rock-Tenn Co.	54,072	3,198,421	289,223
Rockwell Automation, Inc.	3,200	363,276	7,892
Ross Stores, Inc.	48,279	4,557,501	529,175
Rovi Corp.	64,535	1,431,355	(256,173)
Royal Caribbean Cruises Ltd.	102,200	7,872,544	492,526
RPM International, Inc.	21,600	1,030,752	5,832
Ryder System, Inc.	44,800	4,170,432	80,640
SandRidge Energy, Inc.	346,100	562,409	53,649
Sears Holdings Corp.	3,700	124,726	28,380
SeaWorld Entertainment, Inc.	64,000	1,096,931	136,989
SEI Investments Co.	76,700	3,051,419	330,284
Sempra Energy	14,600	1,612,533	(20,841)
Signet Jewelers Ltd.	8,232	1,012,454	130,066
Skyworks Solutions, Inc.	72,300	5,299,367	1,807,000
SM Energy Co.	107,800	4,585,387	985,717
Snap-on, Inc.	13,400	1,829,100	141,504
SolarCity Corp.	400	21,991	(1,479)
Southwest Airlines Co.	198,500	7,763,362	1,030,188
Spectrum Brands Holdings, Inc.	2,700	249,164	(7,352)
Spirit AeroSystems Holdings, Inc.	72,800	3,185,808	615,080
Spirit Airlines, Inc.	15,000	1,054,591	105,809
SPX Corp.	12,500	1,094,389	(33,139)
Staples, Inc.	233,800	3,877,036	(69,603)
Starbucks Corp.	19,495	1,569,737	276,439
Starwood Hotels & Resorts Worldwide, Inc.	27,900	2,344,351	(14,701)
Steel Dynamics, Inc.	214,300	4,658,061	(350,631)
Stryker Corp.	5,000	460,963	287
SunTrust Banks, Inc.	71,296	2,844,710	84,842
Superior Energy Services, Inc.	382,800	8,643,195	(91,443)
SUPERVALU, Inc.	182,400	1,781,618	339,694
Symantec Corp.	255,341	6,455,870	(489,828)
Synopsys, Inc.	38,446	1,647,027	133,792
Tech Data Corp.	55,970	3,505,401	(272,014)
Teleflex, Inc.	9,900	1,171,368	24,849

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Telephone & Data Systems, Inc.	52,300	$1,318,483	$(16,213)
Terex Corp.	2,900	65,660	11,451
Textron, Inc.	25,100	1,101,734	10,949
Thermo Fisher Scientific, Inc.	23,300	2,993,256	136,866
Thomson Reuters Corp.	1,100	44,910	(294)
Time Warner, Inc.	83,300	6,798,782	235,070
Time, Inc.	1,300	29,627	(455)
Timken Co./The	108,800	4,695,191	(110,359)
TJX Cos., Inc./The	93,800	6,259,654	311,036
Torchmark Corp.	9,555	517,212	7,548
Toro Co./The	7,647	507,608	28,600
Total System Services, Inc.	30,699	1,011,839	159,328
Towers Watson & Co.	25,100	2,867,564	450,279
Travelers Cos., Inc./The	49,900	5,208,870	186,817
Trinity Industries, Inc.	27,000	984,150	(25,380)
Twitter, Inc.	63,900	3,108,128	91,984
Tyco International PLC	108,334	4,625,242	39,620
Tyler Technologies, Inc.	3,600	450,756	(16,848)
Tyson Foods, Inc.	122,812	5,065,995	(362,295)
UGI Corp.	27,800	1,037,549	(131,547)
Ulta Salon Cosmetics & Fragrance, Inc.	7,600	1,111,754	34,706
Union Pacific Corp.	91,024	10,739,175	(880,366)
Unit Corp.	31,200	1,381,443	(508,467)
United Continental Holdings, Inc.	119,000	7,674,003	328,747
United States Steel Corp.	268,162	8,250,505	(1,707,352)
United Technologies Corp.	6,600	745,499	28,021
United Therapeutics Corp.	22,700	2,988,700	925,574
UnitedHealth Group, Inc.	12,400	1,485,892	(19,096)
Universal Health Services, Inc.	40,582	4,346,317	430,590
Unum Group	121,036	4,101,696	(19,152)
Valero Energy Corp.	276,900	15,061,297	2,555,081
Validus Holdings Ltd.	6,101	252,696	4,156
Valmont Industries, Inc.	3,343	429,621	(18,833)
Valspar Corp./The	6,995	593,806	(6,016)
Vectren Corp.	6,628	290,714	1,846
Verizon Communications, Inc.	42,100	2,094,589	(47,266)
Vertex Pharmaceuticals, Inc.	106,773	12,183,051	412,960

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VF Corp.	23,700	$1,767,355	$17,492
Viacom, Inc.	60,100	4,457,964	(353,134)
Vishay Intertechnology, Inc.	15,247	212,848	(2,135)
Vista Outdoor, Inc.	11,800	353,857	151,419
Visteon Corp.	27,200	2,703,568	(81,488)
Voya Financial, Inc.	19,300	788,395	43,628
Vulcan Materials Co.	4,800	329,328	75,312
WABCO Holdings, Inc.	42,200	4,376,562	808,974
Wabtec Corp.	5,137	468,700	19,366
Waddell & Reed Financial, Inc.	13,000	607,577	36,443
Walgreens Boots Alliance, Inc.	125,381	8,964,596	1,652,667
Wal-Mart Stores, Inc.	100	8,289	(64)
Walt Disney Co./The	26,047	2,359,337	372,733
Waste Management, Inc.	27,800	1,473,789	33,805
Wells Fargo & Co.	149,395	8,139,672	(12,584)
Western Digital Corp.	119,666	12,265,389	(1,374,586)
Western Refining, Inc.	25,500	1,256,757	2,688
Westlake Chemical Corp.	22,200	1,351,929	245,139
Whirlpool Corp.	42,623	8,143,818	468,586
WhiteWave Foods Co./The	11,000	467,770	19,970
Whiting Petroleum Corp.	97,873	2,767,056	257,220
Williams-Sonoma, Inc.	15,277	1,114,937	102,793
Windstream Holdings, Inc.	3,600	35,748	(9,108)
Worthington Industries, Inc.	71,300	2,544,940	(647,647)
WPX Energy, Inc.	466,600	6,288,472	(1,188,534)
Wyndham Worldwide Corp.	25,753	2,145,245	184,629
Xerox Corp.	534,518	7,148,479	(279,922)
Yahoo!, Inc.	390,237	18,065,646	(725,465)
Yum! Brands, Inc.	19,400	1,539,942	(12,774)
Zebra Technologies Corp.	600	49,111	5,318
Zimmer Holdings, Inc.	11,300	1,243,904	84,072
Zoetis, Inc.	113,800	5,096,185	171,617
zulily, Inc.	22,600	301,441	(7,867)

			36,447,223

Total of Long Equity Positions			40,709,668

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Canada
Lululemon Athletica, Inc.	(90,900)	$(4,954,157)	$(865,261)
Restaurant Brands International, Inc.	(25,100)	(990,238)	26,147

			(839,114)

Ireland
Accenture PLC	(9,100)	(808,733)	(43,846)
Alkermes PLC	(40,900)	(2,780,953)	287,280
Endo International PLC	(127,061)	(9,372,559)	(2,024,812)
Seagate Technology PLC	(55,500)	(3,456,180)	568,514

			(1,212,864)

Netherlands
Chicago Bridge & Iron Co. NV	(92,600)	(3,887,962)	(673,514)
Core Laboratories NV	(111,100)	(12,645,842)	1,037,003
Frank’s International NV	(19,500)	(344,713)	(19,937)
QIAGEN NV	(13,201)	(339,523)	6,858
Sensata Technologies Holding NV	(168,300)	(8,587,552)	(1,081,283)

			(730,873)

Norway
Golar LNG Ltd.	(180,500)	(7,045,287)	1,038,247
Seadrill Ltd.	(307,400)	(4,656,054)	1,781,864

			2,820,111

Panama
Copa Holdings SA	(55,900)	(5,817,789)	173,566

Puerto Rico
Popular, Inc.	(6,600)	(214,896)	(12,078)

Switzerland
Garmin Ltd.	(23,300)	(1,293,570)	186,354

United Kingdom
Ensco PLC	(181,000)	(6,805,039)	2,991,369
Liberty Global PLC	(97,115)	(4,575,088)	(423,421)
Michael Kors Holdings Ltd.	(68,400)	(4,988,486)	491,186
Noble Corp. PLC	(142,100)	(2,464,759)	435,571
Pentair PLC	(14,400)	(921,482)	15,866

			3,510,571

United States
Aaron’s, Inc.	(5,900)	(167,362)	333
Abercrombie & Fitch Co.	(55,003)	(1,596,526)	384,260
ACI Worldwide, Inc.	(124,500)	(2,452,733)	(243,937)
Actavis PLC	(33,100)	(9,834,209)	(17,013)
ADT Corp./The	(276,600)	(10,100,669)	(1,383,763)
ADTRAN, Inc.	(259,100)	(5,349,145)	511,748
Advance Auto Parts, Inc.	(11,092)	(1,677,514)	17,153
Aflac, Inc.	(34,600)	(2,083,301)	(131,445)
AGCO Corp.	(30,400)	(1,383,779)	(64,477)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Air Lease Corp.	(13,200)	$(500,191)	$2,023
Air Products & Chemicals, Inc.	(1,600)	(231,600)	(10,448)
Airgas, Inc.	(300)	(35,127)	3,294
Akorn, Inc.	(73,900)	(3,618,462)	107,473
Albemarle Corp.	(35,200)	(2,083,360)	223,392
Align Technology, Inc.	(83,953)	(4,785,769)	270,356
Alleghany Corp.	(100)	(45,631)	(3,069)
Allegheny Technologies, Inc.	(193,430)	(6,161,703)	356,869
Alliance Data Systems Corp.	(31,831)	(8,628,036)	(801,898)
Allscripts Healthcare Solutions, Inc.	(188,600)	(2,307,750)	52,094
Ally Financial, Inc.	(19,700)	(421,783)	8,477
Altera Corp.	(177,100)	(6,474,249)	(1,125,112)
Amazon.com, Inc.	(3,805)	(1,135,378)	(280,463)
AMC Networks, Inc.	(72,400)	(4,498,466)	(1,050,270)
American Eagle Outfitters, Inc.	(260,400)	(3,595,906)	(851,726)
American Express Co.	(30,100)	(2,489,779)	138,367
AMETEK, Inc.	(43,500)	(2,249,769)	(35,721)
Amphenol Corp.	(70,398)	(3,766,875)	(381,679)
Analog Devices, Inc.	(20,900)	(1,091,831)	(224,869)
ANSYS, Inc.	(10,500)	(853,361)	(72,634)
Antero Resources Corp.	(27,900)	(1,002,642)	17,214
AOL, Inc.	(13,216)	(609,537)	86,051
Applied Materials, Inc.	(53,374)	(1,292,734)	88,617
AptarGroup, Inc.	(6,600)	(419,298)	66
Arch Capital Group Ltd.	(31,119)	(1,797,319)	(119,611)
Armstrong World Industries, Inc.	(5,900)	(307,076)	(31,997)
Ascena Retail Group, Inc.	(69,100)	(831,658)	(170,983)
Assured Guaranty Ltd.	(133,500)	(3,378,676)	(144,389)
athenahealth, Inc.	(44,800)	(5,801,433)	452,761
Atwood Oceanics, Inc.	(110,500)	(3,756,936)	650,781
AutoZone, Inc.	(700)	(466,908)	(10,604)
Avis Budget Group, Inc.	(73,400)	(4,405,085)	73,384
Avon Products, Inc.	(109,782)	(912,969)	35,811
B/E Aerospace, Inc.	(108,900)	(6,282,786)	(645,432)
Babcock & Wilcox Co./The	(39,800)	(1,195,407)	(81,775)
BancorpSouth, Inc.	(52,100)	(1,168,122)	(41,640)
Bank of Hawaii Corp.	(13,100)	(761,810)	(40,041)
BankUnited, Inc.	(28,500)	(843,583)	(89,507)
Baxter International, Inc.	(70,600)	(4,996,154)	160,054
BB&T Corp.	(5,600)	(223,608)	5,264

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bed Bath & Beyond, Inc.	(28,287)	$(2,091,776)	$(79,958)
Belden, Inc.	(12,800)	(1,089,932)	(107,636)
Bemis Co., Inc.	(10,365)	(411,491)	(68,513)
Bill Barrett Corp.	(6,234)	(55,650)	3,908
BioMarin Pharmaceutical, Inc.	(78,300)	(6,885,702)	(2,872,044)
Bio-Rad Laboratories, Inc.	(2,300)	(311,984)	1,070
Bio-Techne Corp.	(19,200)	(1,806,787)	(118,781)
Black Hills Corp.	(19,283)	(1,040,429)	67,795
BOK FINANCIAL CORP	(1,300)	(79,197)	(389)
BorgWarner, Inc.	(54,300)	(3,267,456)	(16,608)
Boston Beer Co Inc./The	(2,800)	(772,699)	23,979
Brinker International, Inc.	(1,400)	(85,953)	(231)
Brookdale Senior Living, Inc.	(191,900)	(6,939,333)	(306,811)
Brown-Forman Corp.	(14,200)	(1,275,950)	(7,020)
Bruker Corp.	(33,900)	(647,639)	21,506
Brunswick Corp.	(38,000)	(1,859,894)	(95,206)
Cabela’s, Inc.	(140,000)	(7,660,958)	(176,242)
Cablevision Systems Corp.	(26,700)	(521,603)	32,993
Cabot Oil & Gas Corp.	(125,100)	(4,245,754)	551,551
Cadence Design Systems, Inc.	(303,600)	(5,649,825)	51,441
Campbell Soup Co.	(77,400)	(3,491,241)	(111,729)
CarMax, Inc.	(215,401)	(12,456,762)	(2,408,061)
Carpenter Technology Corp.	(73,200)	(3,379,197)	533,181
Caterpillar, Inc.	(4,000)	(322,981)	2,861
Cathay General Bancorp	(6,000)	(152,218)	(18,482)
CBS Corp.	(10,100)	(638,529)	26,166
Cerner Corp.	(10,800)	(704,652)	(86,556)
CH Robinson Worldwide, Inc.	(69,900)	(5,094,577)	(23,501)
Charles Schwab Corp./The	(286,756)	(8,280,343)	(448,510)
Cheesecake Factory, Inc./The	(16,589)	(797,983)	(20,352)
Cheniere Energy, Inc.	(107,455)	(7,682,685)	(634,332)
Chesapeake Energy Corp.	(411,100)	(7,398,008)	1,576,832
Chubb Corp./The	(5,400)	(556,391)	10,451
Church & Dwight Co., Inc.	(13,900)	(1,117,732)	(69,606)
Ciena Corp.	(711,800)	(11,975,648)	(1,769,210)
Cimarex Energy Co.	(2,753)	(304,024)	(12,819)
Cincinnati Financial Corp.	(27,670)	(1,422,456)	(51,802)
CIT Group, Inc.	(52,100)	(2,440,700)	89,948
City National Corp.	(5,100)	(397,364)	(56,944)
CLARCOR, Inc.	(16,000)	(1,058,902)	1,942

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Clean Harbors, Inc.	(59,618)	$(3,016,614)	$(368,496)
Clorox Co./The	(16,700)	(1,658,978)	(184,535)
CME Group, Inc.	(26,300)	(2,619,822)	128,949
Coach, Inc.	(359,270)	(13,400,046)	(1,484,510)
Cobalt International Energy, Inc.	(50,655)	(464,233)	(12,431)
Coca-Cola Co./The	(24,863)	(1,068,249)	60,054
Cognex Corp.	(8,300)	(413,572)	1,975
Colfax Corp.	(135,358)	(6,398,255)	(62,382)
Comcast Corp.	(14,089)	(836,153)	40,547
Comerica, Inc.	(31,052)	(1,442,670)	41,293
Commerce Bancshares, Inc.	(20,197)	(861,456)	6,719
Community Health Systems, Inc.	(71,200)	(3,451,191)	(271,145)
CommVault Systems, Inc.	(42,157)	(1,999,514)	157,253
Compass Minerals International, Inc.	(12,100)	(1,090,089)	(37,752)
ConAgra Foods, Inc.	(7,173)	(254,283)	(7,747)
Concho Resources, Inc.	(46,832)	(5,192,961)	(235,804)
CONSOL Energy, Inc.	(403,454)	(14,206,322)	2,953,990
Constellation Brands, Inc.	(10,300)	(1,211,505)	14,542
Cooper Cos., Inc./The	(2,700)	(506,641)	607
CoStar Group, Inc.	(23,900)	(4,263,582)	(464,555)
Coty, Inc.	(60,400)	(1,206,947)	(258,961)
Covanta Holding Corp.	(73,200)	(1,789,118)	147,242
Cree, Inc.	(218,667)	(7,674,527)	(85,965)
Cullen/Frost Bankers, Inc.	(33,800)	(2,388,307)	53,403
CVR Energy, Inc.	(21,800)	(1,058,390)	130,582
Cypress Semiconductor Corp	(325,700)	(4,048,255)	(547,372)
Dana Holding Corp.	(30,800)	(646,661)	(5,067)
Danaher Corp.	(1,337)	(116,525)	3,014
Darden Restaurants, Inc.	(65,300)	(3,680,308)	(847,594)
Dean Foods Co.	(295,331)	(5,112,400)	230,579
Deere & Co.	(13,900)	(1,235,333)	16,442
Denbury Resources, Inc.	(289,899)	(2,233,592)	120,229
DENTSPLY International, Inc.	(17,700)	(964,296)	63,543
DeVry, Inc.	(6,167)	(301,628)	95,897
Diamond Offshore Drilling, Inc.	(6,800)	(187,647)	5,475
Diebold, Inc.	(85,569)	(3,000,390)	(33,887)
Discovery Communications, Inc.	(301,879)	(10,010,622)	724,824
Dolby Laboratories, Inc.	(8,200)	(322,696)	9,784

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dominion Resources, Inc.	(2,353)	$(169,517)	$2,760
Donaldson Co., Inc.	(18,600)	(706,393)	4,987
DreamWorks Animation SKG, Inc.	(189,203)	(4,317,600)	(261,113)
Dril-Quip, Inc.	(25,300)	(1,823,407)	93,140
DSW, Inc.	(36,302)	(1,316,767)	(22,051)
Dun & Bradstreet Corp./The	(14,800)	(1,866,601)	(33,127)
Dunkin’ Brands Group, Inc.	(79,600)	(3,815,365)	29,589
E*TRADE Financial Corp.	(146,500)	(3,623,509)	(559,799)
Eagle Materials, Inc.	(3,000)	(239,774)	(10,906)
Eastman Chemical Co.	(15,100)	(1,049,375)	3,549
Ecolab, Inc.	(53,450)	(6,157,958)	44,347
EI du Pont de Nemours & Co.	(27,400)	(2,038,635)	80,357
Envision Healthcare Holdings Inc	(33,300)	(1,284,294)	7,239
EQT Corp.	(13,140)	(1,133,125)	44,214
Eversource Energy	(22,800)	(1,161,227)	9,371
Exelon Corp.	(40,818)	(1,389,254)	17,361
Expeditors International of Washington, Inc.	(23,800)	(1,115,882)	(30,802)
Express Scripts Holding Co.	(8,800)	(726,603)	(36,973)
Exxon Mobil Corp.	(21,800)	(1,855,969)	2,969
F5 Networks, Inc.	(48,400)	(6,120,240)	557,144
FactSet Research Systems, Inc.	(14,600)	(2,025,174)	(299,146)
Fastenal Co.	(227,400)	(10,135,875)	713,556
Federated Investors, Inc.	(60,900)	(1,939,993)	(123,908)
FEI Co.	(29,300)	(2,396,893)	160,131
First American Financial Corp.	(50,600)	(1,668,102)	(137,306)
First Horizon National Corp.	(471,100)	(6,166,745)	(565,274)
First Niagara Financial Group, Inc.	(257,800)	(2,072,922)	(206,030)
First Republic Bank	(50,000)	(2,598,040)	(256,460)
FirstMerit Corp.	(105,700)	(1,941,988)	(72,654)
FLIR Systems, Inc.	(18,000)	(578,588)	15,548
Flowers Foods, Inc.	(124,950)	(2,436,184)	(405,179)
Flowserve Corp.	(36,600)	(2,101,838)	34,304
FMC Corp.	(106,900)	(6,088,787)	(31,238)
FMC Technologies, Inc.	(32,273)	(1,284,012)	89,588
Ford Motor Co.	(137,900)	(2,146,425)	(79,281)
Forest City Enterprises, Inc.	(331,300)	(7,109,698)	(1,345,078)
Fortune Brands Home & Security, Inc.	(59,500)	(2,723,664)	(101,396)
Fossil Group, Inc.	(30,600)	(2,740,419)	217,449

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Franklin Resources, Inc.	(38,007)	$(2,045,122)	$94,603
Freeport-McMoRan, Inc.	(442,700)	(8,095,665)	(293,500)
Freescale Semiconductor Ltd.	(80,711)	(1,781,867)	(1,507,914)
FTI Consulting, Inc.	(91,206)	(3,622,436)	205,859
GATX Corp.	(50,503)	(3,173,014)	244,850
General Mills, Inc.	(32,100)	(1,694,346)	(122,514)
General Motors Co.	(4,300)	(142,068)	(19,182)
Genesee & Wyoming, Inc.	(33,200)	(3,292,251)	90,443
Gentex Corp.	(252,562)	(4,506,583)	(115,301)
Global Payments, Inc.	(19,666)	(1,700,801)	(102,178)
GNC Holdings, Inc.	(13,137)	(588,525)	(56,107)
Graco, Inc.	(18,400)	(1,426,005)	98,261
Great Plains Energy, Inc.	(5,900)	(154,226)	(3,186)
Hain Celestial Group, Inc./The	(71,900)	(4,121,700)	(483,495)
Halyard Health, Inc.	(9,600)	(471,511)	(809)
Hancock Holding Co.	(68,600)	(2,172,364)	123,968
Harley-Davidson, Inc.	(8,704)	(549,119)	20,438
Hasbro, Inc.	(400)	(22,664)	(2,632)
Helmerich & Payne, Inc.	(16,300)	(1,103,045)	(6,496)
Henry Schein, Inc.	(6,900)	(982,172)	18,794
Herman Miller, Inc.	(800)	(24,075)	1,867
Hershey Co./The	(21,300)	(2,145,429)	(3,954)
Hertz Global Holdings, Inc.	(21,100)	(458,341)	893
Hexcel Corp.	(94,200)	(4,215,535)	(628,229)
HMS Holdings Corp.	(213,612)	(4,336,665)	1,036,360
HollyFrontier Corp.	(14,152)	(623,943)	54,042
Hologic, Inc.	(161,400)	(4,299,696)	(1,030,539)
HomeAway, Inc.	(180,200)	(5,339,530)	(97,104)
HSN, Inc.	(4,800)	(339,521)	12,017
Huntsman Corp.	(205,010)	(4,650,333)	105,261
IDACORP, Inc.	(3,400)	(207,842)	(5,916)
IDEXX Laboratories, Inc.	(13,674)	(2,055,202)	(57,158)
Illumina, Inc.	(9,500)	(1,871,366)	107,786
Incyte Corp.	(97,938)	(7,469,406)	(1,507,591)
Informatica Corp.	(24,449)	(1,017,837)	(54,374)
Intercontinental Exchange, Inc.	(1,500)	(354,903)	4,998
InterDigital, Inc.	(97,500)	(4,915,613)	(31,537)
International Business Machines Corp.	(25,865)	(4,056,355)	(94,978)
International Flavors & Fragrances, Inc.	(3,355)	(382,179)	(11,698)
Intrepid Potash, Inc.	(31,665)	(471,492)	105,761
Intuitive Surgical, Inc.	(12,974)	(6,733,816)	181,557

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IPG Photonics Corp.	(79,369)	$(6,038,396)	$(1,319,110)
ITC Holdings Corp.	(32,700)	(1,259,163)	35,202
Jacobs Engineering Group, Inc.	(42,299)	(1,869,419)	(40,804)
Janus Capital Group, Inc.	(249,100)	(3,844,261)	(437,768)
Jazz Pharmaceuticals PLC	(75,600)	(12,747,839)	(315,085)
JB Hunt Transport Services, Inc.	(68,417)	(5,745,397)	(97,073)
JC Penney Co., Inc.	(109,897)	(851,834)	(72,399)
JetBlue Airways Corp.	(269,400)	(4,049,733)	(1,136,217)
JM Smucker Co./The	(16,500)	(1,805,709)	(103,836)
Joy Global, Inc.	(73,445)	(3,008,613)	131,038
Kansas City Southern	(26,000)	(3,169,250)	515,170
KB Home	(59,863)	(888,194)	(46,866)
Kennametal, Inc.	(97,400)	(3,532,543)	251,137
Keurig Green Mountain, Inc.	(30,813)	(3,936,923)	494,186
Kinder Morgan, Inc.	(202,008)	(8,214,163)	(282,293)
Kirby Corp.	(20,669)	(2,049,257)	498,049
Knowles Corp.	(6,900)	(139,901)	6,938
Kohl’s Corp.	(81,100)	(5,623,156)	(722,919)
Kraft Foods Group, Inc.	(11,300)	(666,361)	(318,039)
Laboratory Corp. of America Holdings	(43,780)	(4,471,584)	(1,048,636)
Lancaster Colony Corp.	(400)	(37,310)	(758)
Landstar System, Inc.	(11,900)	(815,740)	26,770
Laredo Petroleum, Inc.	(505,100)	(6,708,130)	121,626
Las Vegas Sands Corp.	(76,000)	(4,213,821)	30,781
Leap Wireless International, Inc.	(110,787)	(279,183)	(112,667)
Legg Mason, Inc.	(43,100)	(2,450,906)	71,786
Leggett & Platt, Inc.	(57,214)	(2,447,181)	(189,812)
Lennar Corp.	(119,709)	(5,848,208)	(353,915)
Level 3 Communications, Inc.	(7,003)	(387,726)	10,684
Life Time Fitness, Inc.	(103,403)	(6,057,833)	(1,279,644)
LifePoint Hospitals, Inc.	(17)	(1,292)	44
Lincoln National Corp.	(31,700)	(1,844,611)	23,129
Linear Technology Corp.	(63,800)	(2,890,325)	(95,515)
LinkedIn Corp.	(34,100)	(7,521,159)	(999,067)
Lions Gate Entertainment Corp.	(153,700)	(4,920,848)	(292,656)
LKQ Corp.	(71,800)	(2,050,334)	215,126

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Louisiana-Pacific Corp.	(126,300)	$(1,969,046)	$(116,167)
Manitowoc Co., Inc./The	(80,701)	(1,658,330)	(81,584)
Markel Corp.	(1,550)	(1,077,808)	(114,080)
Marriott International, Inc.	(10,871)	(913,285)	40,126
Marsh & McLennan Cos., Inc.	(14,500)	(839,315)	26,010
Martin Marietta Materials, Inc.	(7,446)	(879,680)	(161,271)
Masimo Corp.	(7,354)	(193,557)	(48,978)
MasterCard, Inc.	(54,400)	(4,740,023)	40,407
Mattel, Inc.	(113,800)	(3,339,687)	739,357
McCormick & Co., Inc.	(25,800)	(1,874,587)	(114,851)
MDC Holdings, Inc.	(89,200)	(2,363,402)	(178,798)
MDU Resources Group, Inc.	(16,406)	(368,106)	18,002
Mead Johnson Nutrition Co.	(7,179)	(725,582)	3,877
MEDNAX, Inc.	(126,300)	(8,273,772)	(884,241)
Mentor Graphics Corp.	(42,017)	(940,017)	(69,651)
Mercury General Corp.	(3,900)	(224,318)	(907)
Meredith Corp.	(16,300)	(860,746)	(48,305)
Mettler-Toledo International, Inc.	(10,300)	(3,057,625)	(327,470)
MGM Resorts International	(69,700)	(1,583,368)	117,577
Microchip Technology, Inc.	(57,100)	(2,627,225)	(164,965)
Middleby Corp./The	(9,200)	(914,721)	(29,659)
Minerals Technologies, Inc.	(2,800)	(188,774)	(15,906)
Monsanto Co.	(24,000)	(2,882,610)	181,650
Monster Worldwide, Inc.	(116,854)	(528,180)	(212,674)
MSC Industrial Direct Co., Inc.	(56,413)	(4,424,091)	351,072
Mylan NV	(24,650)	(1,379,414)	(83,564)
National Fuel Gas Co.	(8,900)	(560,696)	23,759
National Instruments Corp.	(15,200)	(495,572)	8,563
Nationstar Mortgage Holdings, Inc.	(700)	(17,970)	631
Navistar International Corp.	(249,982)	(8,884,254)	1,509,785
NCR Corp.	(127,947)	(3,703,657)	(72,059)
Netflix, Inc.	(21,362)	(8,025,569)	(875,763)
NetSuite, Inc.	(102,833)	(10,573,526)	1,034,737
NeuStar, Inc.	(63,900)	(1,744,110)	170,892
New York Community Bancorp, Inc.	(52,000)	(812,074)	(57,886)
NewMarket Corp.	(2,200)	(951,743)	(99,417)
Nielsen NV	(11,800)	(517,909)	(8,017)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Noble Energy, Inc.	(23,800)	$(1,136,747)	$(27,073)
Nordson Corp.	(20,400)	(1,608,725)	10,589
Northern Trust Corp.	(5,000)	(327,353)	(20,897)
Norwegian Cruise Line Holdings Ltd.	(9,100)	(491,965)	474
NRG Energy, Inc.	(93,706)	(2,570,323)	209,869
Nu Skin Enterprises, Inc.	(73,853)	(3,051,952)	(1,394,737)
Nuance Communications, Inc.	(459,600)	(7,023,689)	428,429
Nucor Corp.	(67,842)	(3,340,525)	115,995
Oasis Petroleum, Inc.	(483,600)	(8,940,509)	2,063,717
Oceaneering International, Inc.	(15,400)	(854,370)	23,848
Old Republic International Corp.	(26,002)	(385,473)	(2,997)
Olin Corp.	(52,100)	(1,339,592)	(329,692)
Omnicare, Inc.	(21,100)	(1,532,026)	(93,940)
ONE Gas, Inc.	(8,000)	(323,077)	(22,763)
ONEOK, Inc.	(54,900)	(2,597,770)	(50,606)
Owens & Minor, Inc.	(34,008)	(1,164,835)	14,004
Owens Corning	(146,000)	(5,390,158)	(946,242)
PACCAR, Inc.	(7,856)	(510,897)	14,869
PacWest Bancorp	(21,800)	(977,537)	(44,665)
Pall Corp.	(6,763)	(662,468)	(16,470)
Palo Alto Networks, Inc.	(61,900)	(8,211,381)	(830,971)
Pandora Media, Inc.	(88,191)	(1,442,284)	12,708
Panera Bread Co.	(26,200)	(4,361,785)	169,916
Patterson Cos., Inc.	(28,900)	(1,389,447)	(20,584)
Paychex, Inc.	(9,800)	(504,949)	18,722
PBF Energy, Inc.	(182,400)	(4,841,208)	(1,345,800)
Peabody Energy Corp.	(306,800)	(2,972,438)	1,462,982
Penn National Gaming, Inc.	(10,969)	(155,760)	(16,015)
Penske Automotive Group, Inc.	(8,100)	(388,314)	(28,755)
People’s United Financial, Inc.	(72,500)	(1,052,752)	(49,248)
PerkinElmer, Inc.	(1,700)	(85,323)	(1,615)
Perrigo Co. PLC	(31,498)	(4,941,721)	(272,773)
Pharmacyclics, Inc.	(35,684)	(5,022,676)	(4,110,643)
Pitney Bowes, Inc.	(67,500)	(1,662,525)	88,425
Plantronics, Inc.	(24,500)	(1,279,397)	(17,878)
Platform Specialty Products Corp.	(12,867)	(329,267)	(901)
PolyOne Corp.	(10,700)	(407,771)	8,126
Post Holdings, Inc.	(215,600)	(8,634,867)	(1,463,837)
PPL Corp.	(4,357)	(153,149)	6,492
Praxair, Inc.	(12,400)	(1,542,488)	45,312
Precision Castparts Corp.	(36,636)	(7,781,310)	87,750
Priceline Group, Inc./The	(4,431)	(5,248,887)	90,538

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Primerica, Inc.	(2,400)	$(121,780)	$(380)
Principal Financial Group, Inc.	(61,300)	(3,299,001)	150,020
Progressive Corp./The	(185,389)	(5,074,374)	31,793
Prosperity Bancshares, Inc.	(32,100)	(1,753,461)	68,853
QEP Resources, Inc.	(77,400)	(1,535,241)	(78,549)
QUALCOMM, Inc.	(127,272)	(8,930,583)	105,543
Quality Systems, Inc.	(3,032)	(44,146)	(4,305)
Quest Diagnostics, Inc.	(124,740)	(8,155,768)	(1,430,501)
Questar Corp.	(8,100)	(194,724)	1,458
Quintiles Transnational Holdings, Inc.	(5,900)	(339,781)	(55,342)
Rackspace Hosting, Inc.	(10,173)	(463,482)	(61,343)
Range Resources Corp.	(300,257)	(17,823,302)	2,197,927
Red Hat, Inc.	(24,900)	(1,516,542)	(369,633)
Regal Entertainment Group	(36,700)	(840,635)	2,407
Regeneron Pharmaceuticals, Inc.	(47,641)	(20,197,072)	(1,311,886)
RenaissanceRe Holdings Ltd.	(3,600)	(363,355)	4,327
Rent-A-Center, Inc.	(127,137)	(4,185,494)	696,855
Rice Energy, Inc.	(47,200)	(940,295)	(86,777)
Riverbed Technology, Inc.	(68,700)	(1,432,481)	(4,036)
Rockwell Collins, Inc.	(50,700)	(4,317,612)	(577,473)
Roper Industries, Inc.	(6,580)	(1,043,588)	(88,172)
Rosetta Resources, Inc.	(281,900)	(8,081,382)	3,283,444
Rowan Cos. PLC	(129,400)	(3,025,567)	733,893
RPC, Inc.	(105,600)	(1,294,426)	(58,310)
RR Donnelley & Sons Co.	(96,570)	(1,717,907)	(135,271)
salesforce.com, Inc.	(194,013)	(11,473,321)	(1,488,687)
Sally Beauty Holdings, Inc.	(86,022)	(2,683,026)	(273,550)
SanDisk Corp.	(59,170)	(5,119,691)	1,355,295
SBA Communications Corp.	(44,337)	(5,223,218)	31,356
SCANA Corp.	(41,672)	(2,333,423)	41,879
Schlumberger Ltd.	(6,800)	(562,629)	(4,763)
Scotts Miracle-Gro Co./The	(6,800)	(409,904)	(46,852)
Scripps Networks Interactive, Inc.	(58,052)	(4,382,246)	402,201
Sealed Air Corp.	(98,148)	(4,033,395)	(438,228)
Seattle Genetics, Inc.	(107,924)	(3,695,301)	(119,812)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Semtech Corp.	(19,900)	$(511,565)	$(18,671)
Sensient Technologies Corp.	(1,000)	(65,797)	(3,083)
Service Corp. International	(18,000)	(403,723)	(65,177)
ServiceNow, Inc.	(49,200)	(3,199,319)	(676,657)
Sherwin-Williams Co./The	(1,215)	(350,420)	4,752
Signature Bank	(5,100)	(658,947)	(1,911)
Silgan Holdings, Inc.	(100)	(4,994)	(819)
Silicon Laboratories, Inc.	(20,503)	(943,627)	(97,310)
Sirius XM Holdings, Inc.	(1,122,181)	(4,139,212)	(147,519)
Sirona Dental Systems, Inc.	(17,100)	(1,463,247)	(75,582)
Six Flags Entertainment Corp.	(64,855)	(2,700,969)	(438,661)
SLM Corp.	(49,000)	(453,691)	(1,029)
SolarWinds, Inc.	(53,300)	(2,738,021)	6,929
Solera Holdings, Inc.	(43,157)	(2,184,658)	(44,832)
Sotheby’s	(234,800)	(9,886,909)	(35,739)
Southwestern Energy Co.	(425,386)	(10,589,440)	724,738
Spectra Energy Corp.	(77,000)	(2,758,240)	(26,850)
Splunk, Inc.	(84,169)	(5,183,770)	200,965
Sprint Corp.	(382,960)	(1,783,937)	(31,293)
Sprouts Farmers Market, Inc.	(42,400)	(1,434,316)	(59,436)
St. Jude Medical, Inc.	(9,200)	(614,701)	13,021
StanCorp Financial Group, Inc.	(2,300)	(153,272)	(4,508)
Stanley Black & Decker, Inc.	(9,900)	(943,074)	(990)
State Street Corp.	(16,500)	(1,271,845)	58,600
Stericycle, Inc.	(26,400)	(3,456,650)	(250,702)
STERIS Corp.	(18,130)	(1,203,658)	(70,337)
Stifel Financial Corp.	(5,600)	(319,873)	7,673
Stratasys Ltd.	(90,900)	(8,281,316)	3,483,614
SunEdison, Inc.	(645,680)	(14,938,505)	(557,815)
SunPower Corp.	(56,900)	(1,387,893)	(393,646)
SVB Financial Group	(18,043)	(2,013,619)	(278,564)
Synovus Financial Corp.	(201,112)	(5,269,134)	(364,013)
Sysco Corp.	(19,400)	(765,904)	33,942
T Rowe Price Group, Inc.	(21,500)	(1,798,302)	57,232
Tableau Software, Inc.	(17,700)	(1,471,052)	(166,552)
Targa Resources Corp.	(21,800)	(1,967,218)	(121,004)
Target Corp.	(23,799)	(1,703,294)	(249,890)
Taylor Morrison Home Corp.	(20,275)	(382,551)	(40,182)
TCF Financial Corp.	(67,223)	(1,063,914)	7,168
TECO Energy, Inc.	(67,600)	(1,319,656)	8,216

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Teekay Corp.	(22,200)	$(1,001,041)	$(32,813)
Tempur Sealy International, Inc.	(40,311)	(2,279,990)	(47,567)
Tenet Healthcare Corp.	(189,824)	(9,224,683)	(173,503)
Teradata Corp.	(34,510)	(1,557,141)	33,870
Teradyne, Inc.	(83,600)	(1,651,100)	75,240
Tesla Motors, Inc.	(30,888)	(6,951,313)	1,120,585
Tesoro Corp.	(15,025)	(1,145,497)	(226,135)
Thor Industries, Inc.	(18,300)	(1,050,005)	(106,738)
Thoratec Corp.	(83,700)	(2,912,710)	(593,483)
Tidewater, Inc.	(168,600)	(5,503,465)	2,276,461
Tiffany & Co.	(58,160)	(5,519,720)	401,059
TimkenSteel Corp.	(7,600)	(205,879)	4,707
T-Mobile US, Inc.	(287,100)	(7,975,030)	(1,123,169)
Toll Brothers, Inc.	(22,600)	(790,992)	(98,092)
Tractor Supply Co.	(24,400)	(2,059,177)	(16,287)
TransDigm Group, Inc.	(23,407)	(4,714,248)	(405,331)
TreeHouse Foods, Inc.	(11,300)	(966,282)	5,556
Trimble Navigation Ltd.	(193,493)	(5,277,727)	401,703
TripAdvisor, Inc.	(136,095)	(10,375,986)	(943,035)
Triumph Group, Inc.	(88,500)	(5,978,027)	692,807
Trustmark Corp.	(9,400)	(230,794)	2,562
Tupperware Brands Corp.	(16,340)	(1,091,505)	(36,282)
Twenty-First Century Fox, Inc.	(27,100)	(972,419)	55,355
Ultimate Software Group, Inc./The	(5,300)	(914,793)	14,031
Ultra Petroleum Corp.	(29,286)	(668,599)	210,859
Umpqua Holdings Corp.	(90,400)	(1,497,014)	(56,058)
Under Armour, Inc.	(125,491)	(9,141,114)	(992,285)
United Natural Foods, Inc.	(65,447)	(4,914,997)	(127,040)
United Parcel Service, Inc.	(3,700)	(371,108)	12,430
United Rentals, Inc.	(50,600)	(5,656,606)	1,043,910
Universal Corp.	(1,500)	(60,938)	(9,802)
Urban Outfitters, Inc.	(122,500)	(4,422,797)	(1,169,328)
USG Corp.	(261,580)	(7,465,965)	481,779
Valley National Bancorp	(211,090)	(2,067,235)	74,545
Vantiv, Inc.	(84,500)	(2,854,295)	(331,355)
Varian Medical Systems, Inc.	(41,700)	(3,720,803)	(202,750)
VCA, Inc.	(43,200)	(2,017,872)	(350,352)
Veeva Systems, Inc.	(33,700)	(924,098)	63,737
VeriSign, Inc.	(58,890)	(3,540,776)	(403,088)
Verisk Analytics, Inc.	(5,102)	(365,031)	748
Visa, Inc.	(9,300)	(599,952)	(8,361)
VMware, Inc.	(73,300)	(6,063,738)	52,405
Washington Federal, Inc.	(11,400)	(242,173)	(6,404)
Waste Connections, Inc.	(11,809)	(529,022)	(39,463)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Waters Corp.	(31,406)	$(3,667,810)	$(236,584)
Watsco, Inc.	(17,200)	(1,764,376)	(397,664)
Webster Financial Corp.	(38,900)	(1,263,079)	(178,166)
WellCare Health Plans, Inc.	(49,502)	(3,814,842)	(712,611)
Wendy’s Co./The	(63,308)	(549,400)	(140,658)
Werner Enterprises, Inc.	(8,600)	(282,364)	12,238
WESCO International, Inc.	(39,300)	(3,200,933)	454,256
Westar Energy, Inc.	(54,581)	(2,115,875)	316
Western Union Co./The	(500,400)	(9,145,600)	(1,267,724)
WEX, Inc.	(9,500)	(1,014,589)	(5,331)
WGL Holdings, Inc.	(4,900)	(235,004)	(41,356)
Whole Foods Market, Inc.	(13,400)	(719,576)	21,704
Williams Cos., Inc./The	(131,103)	(6,510,198)	(122,303)
Woodward, Inc.	(38,047)	(2,017,632)	76,855
Workday, Inc.	(92,967)	(7,833,259)	(14,085)
World Fuel Services Corp.	(18,110)	(843,942)	(197,021)
WR Berkley Corp.	(8,701)	(446,382)	6,895
WR Grace & Co.	(9,423)	(912,941)	(18,712)
WW Grainger, Inc.	(6,600)	(1,597,428)	41,082
Wynn Resorts Ltd.	(32,200)	(4,333,000)	279,664
Xilinx, Inc.	(27,400)	(1,143,097)	(15,923)
Xylem, Inc.	(29,757)	(1,127,469)	85,379
Yelp, Inc.	(278,944)	(14,938,076)	1,730,078
Zillow Group, Inc.	(32,800)	(3,465,678)	175,838
Zions Bancorp.	(245,200)	(7,105,215)	484,815
Zynga, Inc.	(28,877)	(77,670)	(4,629)

			(27,224,470)

Total of Short Equity Positions			(23,328,797)

Total of Long and Short Equity Positions			17,380,871

Net Cash and Other Receivables/ (Payables) (b)			(5,268,726)

Swaps, at Value			$12,112,145

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

MONEY MARKET FUNDS - 105.6%	SHARES	VALUE (Note 5)
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% ^(a)	2,244,780	$2,244,780
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	8,979,118	8,979,118
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)	36,299,792	36,299,792
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	9,341,544	9,341,544
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	11,223,898	11,223,898

TOTAL MONEY MARKET FUNDS (cost $68,089,132)		68,089,132

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 0.6%
U.S. Treasury Bill, 0.071%, 6/4/2015 (cost $351,956) ^(c)	$352	351,991

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 106.2% (cost $68,441,088)		68,441,123

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2%) (d)		(3,979,759)

NET ASSETS - 100.0%		$64,461,364

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Brent Crude April Futures^	5/2015	USD	3,989,441	$(186,828)
CitiBank	Brent Crude April Futures^	5/2015	USD	(4,157,820)	355,186
CitiBank	Brent Crude May Futures^	6/2015	USD	4,277,275	(342,479)
CitiBank	Brent Crude May Futures^	6/2015	USD	(1,161,786)	37,575
CitiBank	Cocoa May Futures^	4/2015	USD	648,692	(932)
CitiBank	Cocoa May Futures^	4/2015	USD	(85,053)	4,082
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	4,436,035	(797,815)
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	(2,102,274)	158,595
CitiBank	Corn July Futures^	6/2015	USD	4,725,678	(210,591)
CitiBank	Corn July Futures^	6/2015	USD	(2,131,959)	37,770
CitiBank	Corn May Futures^	4/2015	USD	4,828,058	(200,150)
CitiBank	Corn May Futures^	4/2015	USD	(4,826,641)	198,733
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	1,889,191	35,355
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	(1,217,725)	(12,724)
CitiBank	Gas Oil May Futures^	5/2015	USD	1,943,460	(168,435)
CitiBank	Gas Oil May Futures^	5/2015	USD	(1,849,400)	74,400
CitiBank	Gas Oil June Futures^	6/2015	USD	1,629,930	(61,002)
CitiBank	Gas Oil June Futures^	6/2015	USD	(732,599)	447
CitiBank	Gas Oil April Futures^	4/2015	USD	1,666,250	169,669
CitiBank	Gas Oil April Futures^	4/2015	USD	(1,991,995)	156,044
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	1,926,242	(67,742)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	(1,941,385)	82,885
Deutsche Bank	Gasoline RBOB May Futures^	5/2015	USD	1,458,970	18,002
Deutsche Bank	Gasoline RBOB May Futures^	5/2015	USD	(2,519,118)	82,114
CitiBank	Gold 100 OZ June Futures^	5/2015	USD	12,819,140	(112,308)
CitiBank	Gold 100 OZ June Futures^	5/2015	USD	(599,055)	5,278
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	921,614	(60,782)
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	(917,809)	56,977
Deutsche Bank	Heating Oil ULSD May Futures^	5/2015	USD	644,045	4,754
Deutsche Bank	Heating Oil ULSD May Futures^	5/2015	USD	(1,252,276)	26,767
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	414,242	(89,632)
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	(323,260)	(1,350)
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	4,606,874	103,816
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	(4,482,086)	(228,604)
Deutsche Bank	Live Cattle June Futures^	6/2015	USD	5,556,472	170,948
Deutsche Bank	Live Cattle June Futures^	6/2015	USD	(1,127,670)	(30,000)
Deutsche Bank	Live Cattle June Futures^	6/2015	USD	424,268	212
Deutsche Bank	Live Cattle June Futures^	6/2015	USD	(687,174)	(10,186)
CitiBank	LME Aluminum September Futures^	9/2015	USD	7,982,425	(94,300)
CitiBank	LME Aluminum September Futures^	9/2015	USD	(1,962,037)	(21,263)
CitiBank	LME Aluminum June Futures^	6/2015	USD	9,722,775	(758,175)
CitiBank	LME Aluminum June Futures^	6/2015	USD	(9,306,750)	342,150
CitiBank	LME Copper June Futures^	6/2015	USD	14,219,150	(156,388)
CitiBank	LME Copper June Futures^	6/2015	USD	(14,027,200)	(35,563)
CitiBank	LME Copper September Futures^	9/2015	USD	12,466,538	194,888
CitiBank	LME Copper September Futures^	9/2015	USD	(3,064,425)	(100,931)
CitiBank	LME Lead June Futures^	6/2015	USD	(1,471,025)	14,625
CitiBank	LME Lead June Futures^	6/2015	USD	1,547,925	(91,525)
CitiBank	LME Lead September Futures^	9/2015	USD	1,202,675	30,888
CitiBank	LME Lead September Futures^	9/2015	USD	(487,250)	(15,313)
CitiBank	LME Nickel June Futures^	6/2015	USD	(2,575,800)	346,680
CitiBank	LME Nickel June Futures^	6/2015	USD	2,815,410	(586,290)
CitiBank	LME Nickel September Futures^	9/2015	USD	(1,241,760)	122,880
CitiBank	LME Nickel September Futures^	9/2015	USD	1,768,788	(202,356)
CitiBank	LME Zinc June Futures^	6/2015	USD	4,716,450	(239,075)
CitiBank	LME Zinc June Futures^	6/2015	USD	(4,544,400)	67,025
CitiBank	LME Zinc September Futures^	9/2015	USD	3,480,563	21,863
CitiBank	LME Zinc September Futures^	9/2015	USD	(913,700)	(27,250)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Natural Gas Swap May Futures^	6/2015	USD	2,625,570	$(95,992)
CitiBank	Natural Gas Swap May Futures^	6/2015	USD	(649,250)	30,308
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	806,420	(107,118)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	(735,940)	36,639
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	1,999,640	(125,218)
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	(1,968,240)	93,823
CitiBank	Silver May Futures^	4/2015	USD	8,637,510	132,590
CitiBank	Silver May Futures^	4/2015	USD	(5,026,010)	(152,511)
CitiBank	Soybean May Futures^	4/2015	USD	3,566,905	60,565
CitiBank	Soybean May Futures^	4/2015	USD	(943,225)	(4,494)
CitiBank	Soybean May Futures^	4/2015	USD	10,546,206	(618,956)
CitiBank	Soybean May Futures^	4/2015	USD	(9,991,695)	64,534
CitiBank	Soybean July Futures^	6/2015	USD	10,437,676	(24,621)
CitiBank	Soybean July Futures^	6/2015	USD	(2,047,076)	(6,195)
CitiBank	Soybean Oil May Futures^	4/2015	USD	4,200,129	(152,156)
CitiBank	Soybean Oil May Futures^	4/2015	USD	(970,893)	4,490
CitiBank	Sugar #11 (World Markets) April Futures^	4/2015	USD	4,391,962	(637,272)
CitiBank	Sugar #11 (World Markets) April Futures^	4/2015	USD	(718,334)	50,248
CitiBank	Wheat May Futures^	4/2015	USD	1,881,396	(39,090)
CitiBank	Wheat May Futures^	4/2015	USD	(1,855,590)	13,288
CitiBank	Wheat July Futures^	6/2015	USD	1,390,409	(2,607)
CitiBank	Wheat July Futures^	6/2015	USD	(1,745,229)	23,313
CitiBank	WTI Crude Oil April Futures^	5/2015	USD	3,499,508	(310,262)
CitiBank	WTI Crude Oil April Futures^	5/2015	USD	(3,388,620)	199,391
CitiBank	WTI Crude Oil May Futures^	6/2015	USD	3,357,228	(150,079)
CitiBank	WTI Crude Oil May Futures^	6/2015	USD	(680,629)	(10,128)

					$(3,716,891)

Money Market Fund is pledged as collateral to Barclays Capital, CitiBank and Deutsche Bank for total return swap contracts in the amount of $51,419, $8,800,101 and $490,024, respectively at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
16	Goldman Sachs	Brent Crude Futures^	6/2015	$950,609	$899,360	$(51,249)
48	Goldman Sachs	Cocoa Futures^	5/2015	1,380,612	1,295,520	(85,092)
6	Goldman Sachs	Gold 100 OZ Futures^	6/2015	719,449	709,920	(9,529)
53	Goldman Sachs	Lean Hogs Futures^	6/2015	1,603,802	1,606,960	3,158
24	J.P. Morgan	LME Aluminum Futures^	4/2015	1,097,263	1,070,136	(27,127)
21	J.P. Morgan	LME Aluminum Futures^	4/2015	942,438	938,306	(4,132)
3	J.P. Morgan	LME Aluminum Futures^	4/2015	140,477	134,043	(6,434)
7	J.P. Morgan	LME Aluminum Futures^	4/2015	320,627	312,813	(7,814)
19	J.P. Morgan	LME Aluminum Futures^	5/2015	886,099	849,419	(36,680)
23	J.P. Morgan	LME Aluminum Futures^	5/2015	1,078,043	1,026,904	(51,139)
19	J.P. Morgan	LME Aluminum Futures^	5/2015	863,100	845,619	(17,481)
3	J.P. Morgan	LME Aluminum Futures^	5/2015	136,270	133,557	(2,713)
3	J.P. Morgan	LME Aluminum Futures^	6/2015	135,727	133,766	(1,961)
11	J.P. Morgan	LME Aluminum Futures^	6/2015	482,652	491,150	8,498
171	J.P. Morgan	LME Aluminum Futures^	6/2015	8,169,210	7,626,600	(542,610)
21	J.P. Morgan	LME Aluminum Futures^	6/2015	928,776	936,642	7,866
7	J.P. Morgan	LME Aluminum Futures^	6/2015	313,273	312,294	(979)
11	J.P. Morgan	LME Aluminum Futures^	6/2015	488,284	490,790	2,506
125	J.P. Morgan	LME Aluminum Futures^	9/2015	5,629,410	5,634,375	4,965
9	J.P. Morgan	LME Lead Futures^	6/2015	456,362	409,613	(46,749)
1	J.P. Morgan	LME Nickel Futures^	6/2015	99,327	74,304	(25,023)
6	J.P. Morgan	LME Zinc Futures^	5/2015	318,852	311,432	(7,420)
2	J.P. Morgan	LME Zinc Futures^	5/2015	108,042	103,831	(4,211)
3	J.P. Morgan	LME Zinc Futures^	6/2015	152,671	156,051	3,380
6	J.P. Morgan	LME Zinc Futures^	6/2015	302,880	312,261	9,381
8	J.P. Morgan	LME Zinc Futures^	6/2015	426,956	416,500	(10,456)
3	J.P. Morgan	LME Zinc Futures^	6/2015	151,270	156,175	4,905
5	J.P. Morgan	LME Zinc Futures^	6/2015	259,250	260,209	959
8	J.P. Morgan	LME Zinc Futures^	6/2015	414,654	416,266	1,612
33	J.P. Morgan	LME Zinc Futures^	9/2015	1,697,854	1,725,075	27,221
2	Goldman Sachs	Soybean Futures^	5/2015	67,038	65,360	(1,678)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
36	Goldman Sachs	WTI Crude Oil Futures^	5/2015	$1,813,756	$1,776,240	$(37,516)

				32,535,033	31,631,491	(903,542)

Short Contracts:
24	J.P. Morgan	LME Aluminum Futures^	4/2015	(1,100,919)	(1,070,136)	30,783
21	J.P. Morgan	LME Aluminum Futures^	4/2015	(940,421)	(938,306)	2,115
3	J.P. Morgan	LME Aluminum Futures^	4/2015	(140,466)	(134,044)	6,422
7	J.P. Morgan	LME Aluminum Futures^	4/2015	(320,696)	(312,813)	7,883
19	J.P. Morgan	LME Aluminum Futures^	5/2015	(881,052)	(849,419)	31,633
23	J.P. Morgan	LME Aluminum Futures^	5/2015	(1,076,886)	(1,026,903)	49,983
19	J.P. Morgan	LME Aluminum Futures^	5/2015	(864,427)	(845,619)	18,808
3	J.P. Morgan	LME Aluminum Futures^	5/2015	(136,264)	(133,556)	2,708
3	J.P. Morgan	LME Aluminum Futures^	6/2015	(135,966)	(133,766)	2,200
11	J.P. Morgan	LME Aluminum Futures^	6/2015	(483,911)	(491,150)	(7,239)
171	J.P. Morgan	LME Aluminum Futures^	6/2015	(7,817,575)	(7,626,600)	190,975
21	J.P. Morgan	LME Aluminum Futures^	6/2015	(931,450)	(936,642)	(5,192)
7	J.P. Morgan	LME Aluminum Futures^	6/2015	(314,070)	(312,295)	1,775
11	J.P. Morgan	LME Aluminum Futures^	6/2015	(488,098)	(490,790)	(2,692)
39	J.P. Morgan	LME Aluminum Futures^	9/2015	(1,741,249)	(1,757,925)	(16,676)
9	J.P. Morgan	LME Lead Futures^	6/2015	(457,462)	(409,613)	47,849
1	J.P. Morgan	LME Nickel Futures^	6/2015	(99,351)	(74,304)	25,047
6	J.P. Morgan	LME Zinc Futures^	5/2015	(318,277)	(311,432)	6,845
2	J.P. Morgan	LME Zinc Futures^	5/2015	(107,805)	(103,831)	3,974
3	J.P. Morgan	LME Zinc Futures^	6/2015	(152,541)	(156,051)	(3,510)
6	J.P. Morgan	LME Zinc Futures^	6/2015	(302,433)	(312,261)	(9,828)
8	J.P. Morgan	LME Zinc Futures^	6/2015	(407,647)	(416,500)	(8,853)
3	J.P. Morgan	LME Zinc Futures^	6/2015	(149,618)	(156,175)	(6,557)
5	J.P. Morgan	LME Zinc Futures^	6/2015	(259,359)	(260,209)	(850)
8	J.P. Morgan	LME Zinc Futures^	6/2015	(415,974)	(416,266)	(292)

				(20,043,917)	(19,676,606)	367,311

				$12,491,116	$11,954,885	$(536,231)

Cash held as collateral at Goldman Sachs and J.P. Morgan for futures contracts was $520,247 and $754,057, respectively at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 16.1%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
Sovereign Debt - 16.1%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	17,186	$20,399,595
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	14,300	16,198,760
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	8,177	10,093,948
France Government Bond OAT (France)	0.250%	07/25/18	EUR	6,639	7,505,471
France Government Bond OAT (France)	0.250%	07/25/24	EUR	1,896	2,262,670
France Government Bond OAT (France)	1.100%	07/25/22	EUR	4,794	5,968,923
France Government Bond OAT (France)	1.300%	07/25/19	EUR	14,550	17,289,279
France Government Bond OAT (France)	2.100%	07/25/23	EUR	2,064	2,805,067
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	3,371	5,546,693
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	11,301	20,839,240

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $119,447,333)					108,909,646

U.S. TREASURY OBLIGATIONS - 21.4%
U.S. Treasury Inflation Protected Securities - 21.4%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	41,100	42,390,463
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	39,500	40,126,378
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	10,500	10,676,932
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	12,400	12,199,928
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	700	695,446
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	13,400	13,798,635
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	15,200	15,857,231
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	7,400	8,867,554

TOTAL U.S. TREASURY OBLIGATIONS (cost $142,932,747)					144,612,567

				SHARES
MONEY MARKET FUNDS - 41.0%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (a)^				15,123,879	15,123,879
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				60,495,517	60,495,517
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^				103,921,749	103,921,749
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				21,700,737	21,700,737
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				75,620,241	75,620,241

TOTAL MONEY MARKET FUNDS (cost $276,862,123)					276,862,123

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 16.7%
U.S. Treasury Bill, 0.037%, 04/09/2015 (c)				28,083	28,082,888
U.S. Treasury Bill, 0.063%, 08/06/2015 (c)^				66,821	66,822,432
U.S. Treasury Bill, 0.067%, 05/28/2015 (c)^				4,191	4,190,786
U.S. Treasury Bill, 0.071%, 06/04/2015 (c)^				3,307	3,306,911
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)^				10,459	10,460,608

TOTAL SHORT-TERM INVESTMENTS (cost $112,860,492)					112,863,625

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 95.4% (cost $652,102,695)	643,247,961

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8% (d)	32,639,932

NET ASSETS - 100.0%	$675,887,893

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of March 31, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 23.V1	5.000%	EUR	2.638%	9,375,000	$524,502	12/20/2019	$517,260
CitiBank	iTraxx Europe Crossover Series 23.V1	5.000%	EUR	2.632%	77,600,000	9,415,463	06/20/2020	28,339
CitiBank	North American Investment Grade Index Series 24	1.000%	EUR	0.564%	176,500,000	4,373,146	06/20/2020	(50,841)
CitiBank	Markit CDX Emerging Market Index Series 24	1.000%	USD	3.187%	26,500,000	(2,628,229)	06/20/2020	(27,530)
CitiBank	Markit CDX Emerging Market Index Series 23	1.000%	USD	0.641%	186,875,000	3,534,343	06/20/2020	(123,802)
CitiBank	ITraxx Europe Crossover Series 23.V1	5.000%	USD	3.426%	68,800,000	4,774,712	06/20/2020	239,889

						$19,993,937		$583,315

Cash held as collateral for CitiBank for credit default swap contracts and over the counter interest rate swap contracts was $480,000 at March 31,2014.

Interest rate swap contracts outstanding as of March 31, 2015:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	0.500%	(1)	CZK	10,000,000	$(1,092)	09/16/2020	$(677)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	(2,863)	09/16/2020	4,632
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	874	09/16/2020	895
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	(1,157)	09/16/2020	2,927
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	270,000,000	(54,002)	09/16/2020	101,773
CitiBank	1.500%	(2)	HKD	2,000,000	4,612	09/16/2020	(3,020)
CitiBank	1.500%	(2)	HKD	2,000,000	5,184	09/16/2020	(3,592)
CitiBank	1.500%	(2)	HKD	3,000,000	1,963	09/16/2020	424
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	8,000,000	(5,607)	09/16/2020	(760)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	92,500,000	(165,218)	09/16/2020	91,599
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	92,500,000	(201,031)	09/16/2020	127,412
CitiBank	2.500%	(3)	HUF	200,000,000	(10,397)	09/16/2020	(1,168)
CitiBank	6 Month Budapest Interbank Offered Rate	2.000%	HUF	3,400,000,000	(84,826)	09/16/2020	(5,262)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	2,707	09/16/2020	3,075

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	200,000,000	$269	09/16/2020	$11,296
CitiBank	2.000%	(5)	PLN	4,000,000	(2,944)	09/16/2020	(1,679)
CitiBank	6 Month Warsaw Interbank Offered Rate	1.500%	PLN	88,000,000	(332,168)	09/16/2020	(110,915)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	2,000,000	(3,537)	09/16/2020	5,848
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	5,000,000	(8,177)	09/16/2020	13,957
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	4,000,000	1,454	09/16/2020	3,169
CitiBank	2.000%	(6)	SGD	2,000,000	11,053	09/16/2020	3,203
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	2,000,000	(14,959)	09/16/2020	704
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	22,400,000	(131,186)	09/16/2020	(28,477)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	19,200,000	(157,309)	09/16/2020	20,455
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	(11,450)	09/16/2020	4,322
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	22,400,000	(128,280)	09/16/2020	(31,384)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	3,000,000	(29,319)	09/16/2020	7,936
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.000%	ZAR	310,000,000	(274,798)	09/16/2020	(126,632)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	(5,137)	09/16/2020	8,789
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	20,000,000	(4,949)	09/16/2020	12,253
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	20,000,000	5,250	09/16/2020	2,053
CitiBank	7.500%	(7)	ZAR	20,000,000	(6,538)	09/16/2020	(765)
Over the Counter
CitiBank	1.871%	(4)	KRW*	1,000,000,000	—	09/16/2020	(956)
CitiBank	1.990%	(4)	KRW*	2,000,000,000	—	03/18/2020	(14,675)
CitiBank	1.998%	(4)	KRW*	20,800,000,000	—	03/18/2020	(159,339)
CitiBank	2.014%	(4)	KRW*	2,000,000,000	—	03/18/2020	(16,743)
CitiBank	2.015%	(4)	KRW*	1,000,000,000	—	09/16/2020	(7,107)
CitiBank	2.030%	(4)	KRW*	15,600,000,000	—	03/18/2020	(141,344)
CitiBank	2.040%	(4)	KRW*	15,600,000,000	—	03/18/2020	(148,065)
CitiBank	2.043%	(4)	KRW*	2,000,000,000	—	03/18/2020	(19,199)
CitiBank	2.053%	(4)	KRW*	3,000,000,000	—	03/18/2020	(30,090)
CitiBank	2.058%	(4)	KRW*	1,000,000,000	—	03/18/2020	(10,245)
CitiBank	2.063%	(4)	KRW*	2,000,000,000	—	03/18/2020	(20,921)
CitiBank	2.113%	(4)	KRW*	2,000,000,000	—	03/18/2020	(25,229)
CitiBank	2.155%	(4)	KRW*	3,000,000,000	—	03/18/2020	(43,336)
CitiBank	2.190%	(4)	KRW*	1,000,000,000	—	03/18/2020	(15,953)
CitiBank	2.253%	(4)	KRW*	2,000,000,000	—	03/18/2020	(37,291)
CitiBank	2.280%	(4)	KRW*	2,000,000,000	—	03/18/2020	(39,660)
CitiBank	2.335%	(4)	KRW*	1,000,000,000	—	03/18/2020	(22,199)
CitiBank	2.400%	(4)	KRW*	1,000,000,000	—	03/18/2020	(25,000)
CitiBank	2.444%	(4)	KRW*	4,000,000,000	—	03/18/2020	(107,581)
CitiBank	3 Month Korean Certificate of Deposit	1.898%	KRW*	2,000,000,000	—	09/16/2020	4,177
CitiBank	3 Month Korean Certificate of Deposit	1.960%	KRW*	2,000,000,000	—	09/16/2020	9,516
CitiBank	3 Month Korean Certificate of Deposit	1.980%	KRW*	3,000,000,000	—	03/18/2020	20,720
CitiBank	3 Month Korean Certificate of Deposit	2.005%	KRW*	20,800,000,000	—	09/16/2020	138,948

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	3 Month Korean Certificate of Deposit	2.050%	KRW*	15,600,000,000	$—	09/16/2020	$134,197
CitiBank	3 Month Korean Certificate of Deposit	2.059%	KRW*	15,600,000,000	—	09/16/2020	140,194
CitiBank	3 Month Korean Certificate of Deposit	2.223%	KRW*	4,000,000,000	—	03/18/2020	69,413
CitiBank	3 Month Korean Certificate of Deposit	2.225%	KRW*	2,000,000,000	—	03/18/2020	34,921
CitiBank	3 Month Korean Certificate of Deposit	2.450%	KRW*	2,000,000,000	—	03/18/2020	54,307
CitiBank	3 Month Korean Certificate of Deposit	2.710%	KRW*	17,000,000,000	—	03/18/2020	652,019
CitiBank	3 Month Korean Certificate of Deposit	2.715%	KRW*	17,000,000,000	—	03/18/2020	655,681
CitiBank	3 Month Korean Certificate of Deposit	2.735%	KRW*	17,000,000,000	—	03/18/2020	670,327
CitiBank	3 Month Korean Certificate of Deposit	2.746%	KRW*	17,000,000,000	—	03/18/2020	678,383

					$(1,603,578)		$2,490,261

†	Forward effective date swap. (See Note 4).
*	Non-deliverable swap. (See Note 4).
(1)	6 Month Prague Interbank Offered Rate
(2)	3 Month Hong Kong Interbank Offered Rate
(3)	6 Month Budapest Interbank Offered Rate
(4)	3 Month Korean Certificate of Deposit
(5)	6 Month Warsaw Interbank Offered Rate
(6)	6 Month Singapore Interbank Offered Rate
(7)	3 Month Johannesburg Interbank Agreed Rate

Cash held as collateral at CitiBank for exchange cleared interest rate swap contracts was $409,475 at March 31,2014. Cash held as collateral for CitiBank for over the counter interest rate swap contracts is included in the collateral for credit default swap.

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond June Futures	6/2015	CAD	26,831,625	$108,743
Bank of America	10-Year Japanese Government Bond June Futures	6/2015	JPY	147,950,300	(6,117)
Morgan Stanley and Co., International PLC	Bovespa Index April Futures	4/2015	BRL	15,718,502	55,534
CitiBank	Brent Crude April Futures^	5/2015	USD	4,694,480	(120,335)
CitiBank	Brent Crude April Futures^	5/2015	USD	(5,011,540)	437,356
Merrill Lynch	Brent Crude April Futures^	5/2015	USD	5,438,400	(147,830)
Merrill Lynch	Brent Crude April Futures^	5/2015	USD	(5,694,990)	404,409
CitiBank	Brent Crude May Futures^	6/2015	USD	5,088,813	(423,383)
Merrill Lynch	Brent Crude May Futures^	6/2015	USD	3,311,820	(276,480)
CitiBank	Cocoa May Futures^	4/2015	USD	2,313,904	(73,730)
CitiBank	Cocoa May Futures^	4/2015	USD	(82,185)	1,215
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	3,395,983	(704,685)
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	(1,175,102)	128,501
CitiBank	Corn July Futures^	6/2015	USD	4,539,484	(216,518)
CitiBank	Corn July Futures^	6/2015	USD	(1,244,666)	34,255
CitiBank	Corn May Futures^	4/2015	USD	5,841,545	(235,382)
CitiBank	Corn May Futures^	4/2015	USD	(5,840,588)	234,425
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	1,696,485	38,761

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	(1,003,315)	$(6,284)
Bank of America	Euro-Bund June Futures	6/2015	EUR	96,389,982	660,589
Merrill Lynch	Gas Oil April Futures^	4/2015	USD	3,489,500	353,931
Merrill Lynch	Gas Oil April Futures^	4/2015	USD	(4,074,450)	230,987
Merrill Lynch	Gas Oil June Futures^	6/2015	USD	(645,900)	15,896
Merrill Lynch	Gas Oil June Futures^	6/2015	USD	2,982,400	(94,874)
Merrill Lynch	Gas Oil May Futures^	5/2015	USD	(3,208,425)	116,806
Merrill Lynch	Gas Oil May Futures^	5/2015	USD	3,346,850	(255,209)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	1,538,603	(51,803)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	(1,540,854)	54,054
Deutsche Bank	Gasoline RBOB May Futures^	5/2015	USD	1,835,572	(63,206)
Merrill Lynch	Gold 100 OZ June Futures^	5/2015	USD	15,380,170	(235,210)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	25,763,260	55,863
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	(1,583,411)	76,955
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	1,609,994	(103,538)
Deutsche Bank	Heating Oil ULSD May Futures^	5/2015	USD	1,658,507	(72,553)
Bank of America	H-SHARES Index April Futures	4/2015	HKD	24,000,880	100,727
Goldman Sachs	H-SHARES Index April Futures	4/2015	HKD	14,879,803	78,524
Morgan Stanley and Co., International PLC	H-SHARES Index April Futures	4/2015	HKD	49,584,161	237,079
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	(895,245)	(3,675)
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	1,147,144	(248,224)
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	1,092,761	(1,241)
Merrill Lynch	Lean Hogs June Futures^	6/2015	USD	(688,640)	(8,718)
Merrill Lynch	Lean Hogs June Futures^	6/2015	USD	1,484,730	950
Merrill Lynch	Lean Hogs April Futures^	4/2015	USD	1,804,420	(381,102)
Merrill Lynch	Lean Hogs April Futures^	4/2015	USD	(1,427,320)	4,030
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	(2,766,390)	(137,460)
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	2,878,584	25,266
Merrill Lynch	Live Cattle April Futures^	5/2015	USD	3,003,550	29,359
Merrill Lynch	Live Cattle April Futures^	5/2015	USD	(2,879,240)	(153,667)
Deutsche Bank	Live Cattle June Futures^	6/2015	USD	4,545,886	145,724
Merrill Lynch	Live Cattle June Futures^	6/2015	USD	1,742,460	85,440
CitiBank	LME Aluminum June Futures^	6/2015	USD	(13,284,625)	261,425
CitiBank	LME Aluminum June Futures^	6/2015	USD	14,486,125	(1,462,925)
CitiBank	LME Aluminum June Futures^	9/2015	USD	(448,000)	(2,750)
CitiBank	LME Aluminum September Futures^	9/2015	USD	11,334,700	(156,100)
CitiBank	LME Copper June Futures^	6/2015	USD	16,849,900	(216,525)
CitiBank	LME Copper June Futures^	6/2015	USD	(16,612,975)	(20,400)
CitiBank	LME Copper September Futures^	9/2015	USD	10,611,025	241,625
CitiBank	LME Lead June Futures^	6/2015	USD	(906,725)	(3,525)
CitiBank	LME Lead June Futures^	6/2015	USD	984,812	(74,563)
CitiBank	LME Lead September Futures^	9/2015	USD	663,375	21,938
CitiBank	LME Nickel June Futures^	6/2015	USD	2,451,645	(594,045)
CitiBank	LME Nickel June Futures^	6/2015	USD	(2,108,550)	250,950
CitiBank	LME Nickel September Futures^	9/2015	USD	1,768,788	(202,356)
CitiBank	LME Nickel September Futures^	9/2015	USD	(1,128,570)	84,282
CitiBank	LME Zinc June Futures^	6/2015	USD	(4,405,200)	31,950
CitiBank	LME Zinc June Futures^	6/2015	USD	4,625,563	(252,313)
CitiBank	LME Zinc September Futures^	9/2015	USD	4,492,825	55,100
Bank of America	Long Gilt June Futures	6/2015	GBP	12,035,921	58,072
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index April Futures	4/2015	USD	9,794,698	(51,898)
CitiBank	Natural Gas April Futures^	5/2015	USD	1,963,900	(115,879)
CitiBank	Natural Gas April Futures^	5/2015	USD	(1,929,240)	81,225
CitiBank	Natural Gas March Futures^	4/2015	USD	1,104,280	(120,078)
CitiBank	Natural Gas March Futures^	4/2015	USD	(1,025,530)	41,329
CitiBank	Natural Gas May Futures^	6/2015	USD	(26,970)	60
CitiBank	Natural Gas May Futures^	6/2015	USD	2,533,520	(111,576)
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index April Futures	4/2015	USD	4,401,844	(64,032)
Merrill Lynch	Silver May Futures^	4/2015	USD	6,682,905	85,648
Merrill Lynch	Silver May Futures^	4/2015	USD	(2,394,225)	(29,084)
CitiBank	Soybean July Futures^	6/2015	USD	(1,331,461)	11,491
CitiBank	Soybean July Futures^	6/2015	USD	10,244,665	(27,158)
CitiBank	Soybean May Futures^	4/2015	USD	(9,526,302)	37,108

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Soybean May Futures^	4/2015	USD	10,270,670	$(781,356)
CitiBank	Soybean May Futures^	4/2015	USD	1,791,817	5,583
Merrill Lynch	Soybean May Futures^	5/2015	USD	159,300	(13,311)
Merrill Lynch	Soybean May Futures^	5/2015	USD	(158,088)	12,100
Deutsche Bank	Soybean Meal May Futures^	4/2015	USD	(320,950)	(5,850)
Deutsche Bank	Soybean Meal May Futures^	4/2015	USD	902,440	12,600
CitiBank	Soybean Oil May Futures^	4/2015	USD	3,360,605	(133,165)
CitiBank	Soybean Oil May Futures^	4/2015	USD	(504,825)	12,505
CitiBank	Sugar #11 (World Markets) April Futures^	4/2015	USD	3,592,792	(519,624)
Morgan Stanley and Co., International PLC	Swiss Market Index June Futures	6/2015	CHF	6,823,834	(77,619)
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange April Futures	4/2015	TWD	11,533,297	(1,140)
Bank of America	U.S. Treasury 10-Year Note June Futures	6/2015	USD	337,895,458	3,319,386
CitiBank	Wheat July Futures^	6/2015	USD	1,047,992	(19,992)
CitiBank	Wheat May Futures^	4/2015	USD	1,179,728	(2,702)
CitiBank	Wheat May Futures^	4/2015	USD	(1,202,915)	25,886
CitiBank	WTI Crude April Futures^	5/2015	USD	(13,380,088)	861,161
CitiBank	WTI Crude April Futures^	5/2015	USD	13,748,588	(1,229,606)
CitiBank	WTI Crude May Futures^	6/2015	USD	(1,750,848)	(25,384)
CitiBank	WTI Crude May Futures^	6/2015	USD	11,439,020	(436,057)

					$(1,545,434)

Money Market Fund is pledged as collateral to Bank of America, CitiBank, Deutsche Bank, Goldman Sachs, Merrill Lynch and Morgan Stanley and Co., International PLC for total return swap contracts in the amount of $2,082, $9,610,140, $1,140,041, $240,000, $6,120,434 and $4,571,660, respectively at March 31, 2015. Additional cash held as collateral for Bank of America for total return swap contracts in the amount of $3,250,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
39	Goldman Sachs	Brent Crude Futures^	6/2015	$2,292,050	$2,192,189	$(99,861)
5	Goldman Sachs	Live Cattle Futures^	5/2015	528,626	542,250	13,624
29	Barclays Capital	Amsterdam Index Futures	4/2015	3,086,718	3,049,936	(36,782)
129	Barclays Capital	CAC40 Index Futures	4/2015	6,973,205	6,985,297	12,092
27	Barclays Capital	DAX Index Futures	6/2015	8,734,888	8,717,145	(17,743)
65	Barclays Capital	E-Mini Russell 2000 Futures	6/2015	8,016,375	8,117,850	101,475
388	Barclays Capital	Euro Stoxx 50 Index	6/2015	15,038,913	15,148,423	109,510
163	Barclays Capital	FTSE 100 Index Futures	6/2015	16,363,400	16,265,496	(97,904)
122	J.P. Morgan	FTSE/JSE Top 40 Index Futures	6/2015	4,671,472	4,666,256	(5,216)
24	Barclays Capital	Hang Seng Index Futures	4/2015	3,798,957	3,861,751	62,794
45	Barclays Capital	H-SHARES Index Futures	4/2015	3,463,732	3,596,158	132,426
22	Barclays Capital	IBEX 35 Index Futures	4/2015	2,609,208	2,718,088	108,880
90	Barclays Capital	KOSPI Index 200 Futures	6/2015	10,302,672	10,448,420	145,748
22	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	779,519	776,600	(2,919)
965	Barclays Capital	S&P 500 E-Mini Futures	6/2015	99,711,687	99,433,600	(278,087)
63	Barclays Capital	S&P MID 400 E-Mini Futures	6/2015	9,471,638	9,574,740	103,102
45	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	6,145,911	6,148,751	2,840
19	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	329,513	324,482	(5,031)
84	Barclays Capital	SPI 200 Index Futures	6/2015	9,340,855	9,414,451	73,596
149	Barclays Capital	TOPIX Index Futures	6/2015	18,942,273	19,175,511	233,238
132	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	13,065,985	13,338,849	272,864

				$243,667,597	$244,496,243	$828,646

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $10,875,011, $233,863 and $308,335, respectively at March 31,2014.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	19,494,500	$6,072,459	$5,971,180	$(101,279)
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	21,635,500	6,787,367	6,626,970	(160,397)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	471,000	376,926	371,494	(5,432)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	471,000	376,924	371,494	(5,430)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	269,000	278,728	277,682	(1,046)
Chinese Renminbi, Expiring 06/17/15*	CitiBank	CNY	72,510,000	11,427,511	11,581,030	153,519
Chinese Renminbi, Expiring 06/17/15*	Credit Suisse International	CNY	72,510,000	11,427,625	11,581,031	153,406
Euro, Expiring 06/17/15	Credit Suisse International	EUR	1,284,000	1,429,588	1,382,074	(47,514)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	760,085	1,145,413	1,126,919	(18,494)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	314,500	40,505	40,561	56
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	314,500	40,504	40,561	57
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	2,589,696,500	9,393,305	9,252,608	(140,697)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	2,589,696,500	9,392,950	9,252,608	(140,342)
Indian Rupee, Expiring 06/17/15*	CitiBank	INR	143,559,000	2,261,960	2,256,299	(5,661)
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	143,559,000	2,261,961	2,256,299	(5,662)
Korean Won, Expiring 06/17/15*	CitiBank	KRW	12,134,649,500	10,866,533	10,910,918	44,385
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	12,134,649,499	10,866,653	10,910,918	44,265
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	86,009,500	5,645,565	5,609,416	(36,149)
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	86,009,500	5,645,068	5,609,416	(35,652)
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	35,424,500	9,436,102	9,324,221	(111,881)
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	35,424,500	9,436,007	9,324,221	(111,786)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	3,518,500	2,551,826	2,558,929	7,103
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	3,518,500	2,551,776	2,558,929	7,153
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	28,962,500	10,860,219	10,926,422	66,203
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	28,962,500	10,858,975	10,926,422	67,447
South African Rand, Expiring 06/17/15	CitiBank	ZAR	97,908,501	8,098,455	7,970,323	(128,132)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	97,908,501	8,098,365	7,970,323	(128,042)

				$157,629,270	$156,989,268	$(640,002)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(5,000)	$(3,941)	$(3,944)	$(3)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(251,000)	(258,157)	(259,100)	(943)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(251,000)	(258,158)	(259,101)	(943)
Chinese Renminbi, Expiring 06/17/15*	CitiBank	CNY	(2,499,000)	(394,393)	(399,131)	(4,738)
Chinese Renminbi, Expiring 06/17/15*	Credit Suisse International	CNY	(2,499,000)	(394,363)	(399,131)	(4,768)
Euro, Expiring 06/17/15	CitiBank	EUR	(76,219,381)	(83,296,248)	(82,041,118)	1,255,130
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(88,785,755)	(96,706,984)	(95,567,329)	1,139,655
British Pound, Expiring 06/17/15	CitiBank	GBP	(7,202,582)	(11,039,693)	(10,678,709)	360,984
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(10,856,564)	(16,454,470)	(16,096,184)	358,286
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(1,763,000)	(227,278)	(227,375)	(97)
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	(55,278,500)	(192,757)	(197,502)	(4,745)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	(55,278,500)	(192,782)	(197,502)	(4,720)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(959,000)	(7,986)	(8,005)	(19)
Korean Won, Expiring 06/17/15*	CitiBank	KRW	(1,946,068,000)	(1,716,509)	(1,749,815)	(33,306)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	(1,946,068,000)	(1,716,508)	(1,749,815)	(33,307)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	(103,000)	(74,596)	(74,909)	(313)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(103,000)	(74,586)	(74,909)	(323)

				(213,009,409)	(209,983,579)	3,025,830

				$(55,380,139)	$(52,994,311)	$2,385,828

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $15 and $16,365, respectively at March 31, 2015. Additional cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts in the amount of $520,000 at March 31, 2015.

*	Non-deliverable forward. (See Note 4).

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
GOVERNMENT RELATED OBLIGATIONS - 22.3%
Sovereign Debt - 22.3%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	2,542	$3,017,692
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	2,098	2,376,606
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,141	1,407,840
France Government Bond OAT (France)	0.250%	07/25/18	EUR	929	1,050,766
France Government Bond OAT (France)	0.250%	07/25/24	EUR	200	238,176
France Government Bond OAT (France)	1.100%	07/25/22	EUR	533	663,214
France Government Bond OAT (France)	1.300%	07/25/19	EUR	2,182	2,593,392
France Government Bond OAT (France)	2.100%	07/25/23	EUR	217	295,270
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	358	589,336
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,354	2,496,129

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $16,101,483)					14,728,421

U.S. TREASURY OBLIGATIONS - 31.2%
U.S. Treasury Inflation Protected Securities - 31.2%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/18	USD	6,040	6,229,645
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/19	USD	5,740	5,831,023
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	1,500	1,525,276
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	1,670	1,643,055
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	100	99,349
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	1,840	1,894,738
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	2,040	2,128,208
U.S. Treasury Inflation Protected Securities (a)	2.125%	01/15/19	USD	1,070	1,282,200

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,400,661)					20,633,494

				SHARES
MONEY MARKET FUNDS - 51.4%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (b)^				240,013	240,013
Dreyfus Treasury Cash Management, Class I, 0.010% (b)^				960,051	960,051
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)^				29,847,299	29,847,299
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)^				1,700,029	1,700,029
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)^				1,200,063	1,200,063

TOTAL MONEY MARKET FUNDS (cost $33,947,455)					33,947,455

				PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 9.8%
U.S. Treasury Bill, 0.037%, 04/09/2015 (d)				1,630	1,629,994
U.S. Treasury Bill, 0.063%, 08/06/2015 (d)				1,113	1,112,774
U.S. Treasury Bill, 0.066%, 05/28/2015 (d)^				250	249,987
U.S. Treasury Bill, 0.072%, 07/30/2015 (d)^				3,499	3,499,534

TOTAL SHORT-TERM INVESTMENTS (cost $6,491,871)					6,492,289

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

VALUE (Note 5)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 114.7% (cost $76,941,470)	75,801,659

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (14.7%) (e)	(9,705,728)

NET ASSETS - 100.0%	$66,095,931

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On March 31, 2015, securities valued at $13,342,868 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures, and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Reverse repurchase agreements at March 31, 2015:

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT OF REVERSE REPURCHASE AGREEMENT
BNP Paribas Corp.	3/24/2015	0.25%	4/15/2015	$1,273,300
CitiBank	3/24/2015	0.25%	4/15/2015	6,183,810
J.P. Morgan Securities, Inc.	3/24/2015	0.25%	4/15/2015	5,761,525

				$13,218,635

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond June Futures	6/2015	CAD	569,933	$705
Goldman Sachs	Bovespa Index April Futures	4/2015	BRL	3,072,522	21
Deutsche Bank	Brent Crude April Futures^	4/2015	USD	831,525	(4,875)
Deutsche Bank	Brent Crude April Futures^	4/2015	USD	(902,600)	75,950
CitiBank	Brent Crude April Futures^	5/2015	USD	(1,086,840)	94,848
CitiBank	Brent Crude April Futures^	5/2015	USD	1,018,080	(26,097)
Deutsche Bank	Brent Crude May Futures^	5/2015	USD	564,660	(58,770)
CitiBank	Brent Crude May Futures^	6/2015	USD	1,103,598	(91,818)
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	254,491	(55,141)
CitiBank	Corn July Futures^	6/2015	USD	606,188	(29,791)
CitiBank	Corn July Futures^	6/2015	USD	(99,506)	3,441
CitiBank	Corn May Futures^	4/2015	USD	666,485	(26,856)
CitiBank	Corn May Futures^	4/2015	USD	(669,908)	30,278
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	(31,615)	65
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	154,078	3,672
Bank of America	Euro-Bund June Futures	6/2015	EUR	3,325,631	8,923
Deutsche Bank	Gas Oil April Futures^	4/2015	USD	(274,000)	10,750
Deutsche Bank	Gas Oil April Futures^	4/2015	USD	240,750	22,500
CitiBank	Gas Oil April Futures^	4/2015	USD	(515,340)	43,238
CitiBank	Gas Oil April Futures^	4/2015	USD	428,100	43,993
CitiBank	Gas Oil June Futures^	6/2015	USD	488,979	(16,479)
Deutsche Bank	Gas Oil May Futures^	5/2015	USD	(110,750)	5,950
Deutsche Bank	Gas Oil May Futures^	5/2015	USD	114,525	(9,725)
CitiBank	Gas Oil May Futures^	5/2015	USD	514,845	(44,985)
CitiBank	Gas Oil May Futures^	5/2015	USD	(488,700)	18,847
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	(231,128)	8,108
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	230,372	(7,352)
Deutsche Bank	Gasoline RBOB May Futures^	5/2015	USD	228,973	(7,428)
Barclays Capital	Gold 100 OZ June Futures^	5/2015	USD	1,076,400	(11,520)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	2,453,644	5,320
Goldman Sachs	Hang Seng Index April Futures	4/2015	HKD	2,448,588	5,972
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	305,995	(19,051)
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	(301,602)	14,658
Deutsche Bank	Heating Oil ULSD May Futures^	5/2015	USD	301,434	(13,079)
Bank of America	H-SHARES Index April Futures	4/2015	HKD	3,600,132	15,109
Goldman Sachs	H-SHARES Index April Futures	4/2015	HKD	7,737,059	40,889
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	318,660	(68,960)
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	(248,725)	(975)
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	303,625	(425)
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	708,202	1,628
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	(676,240)	(33,590)
Deutsche Bank	Live Cattle June Futures^	6/2015	USD	639,976	30,254
CitiBank	LME Aluminum June Futures^	6/2015	USD	(181,200)	2,800
CitiBank	LME Aluminum June Futures^	6/2015	USD	201,700	(23,300)
CitiBank	LME Aluminum September Futures^	9/2015	USD	182,800	(2,500)
CitiBank	LME Copper June Futures^	6/2015	USD	(444,525)	(9,112)
CitiBank	LME Copper June Futures^	6/2015	USD	477,000	(23,362)
CitiBank	LME Copper September Futures^	9/2015	USD	443,962	8,231
CitiBank	LME Nickel June Futures^	6/2015	USD	97,965	(23,661)
CitiBank	LME Nickel June Futures^	6/2015	USD	(83,880)	9,576
CitiBank	LME Nickel September Futures^	9/2015	USD	84,228	(9,636)
CitiBank	LME Zinc June Futures^	6/2015	USD	221,750	(13,500)
CitiBank	LME Zinc June Futures^	6/2015	USD	(206,300)	(1,950)
CitiBank	LME Zinc September Futures^	9/2015	USD	207,700	1,400
Bank of America	Long Gilt June Futures	6/2015	GBP	725,464	(1,392)
Goldman Sachs	MSCI Taiwan Stock Index April Futures	4/2015	USD	889,535	(7,035)
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	(220,480)	9,278
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	219,840	(8,638)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	285,880	$(26,879)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	(268,800)	9,800
CitiBank	Natural Gas Swap May Futures^	6/2015	USD	223,680	(8,400)
Goldman Sachs	SGX S&P CNX Nifty Index April Futures	4/2015	USD	449,600	(5,572)
Barclays Capital	Silver May Futures^	4/2015	USD	164,820	1,160
CitiBank	Soybean July Futures^	6/2015	USD	394,285	(3,184)
Deutsche Bank	Soybean July Futures^	6/2015	USD	494,188	(5,312)
CitiBank	Soybean May Futures^	4/2015	USD	287,739	6,381
CitiBank	Soybean May Futures^	4/2015	USD	314,298	(22,320)
CitiBank	Soybean May Futures^	4/2015	USD	(292,275)	300
Deutsche Bank	Soybean May Futures^	4/2015	USD	(491,063)	4,438
Deutsche Bank	Soybean May Futures^	4/2015	USD	528,375	(41,750)
CitiBank	Soybean Oil May Futures^	4/2015	USD	322,761	(12,783)
Goldman Sachs	Swiss Market Index June Futures	6/2015	CHF	1,267,230	(7,953)
Goldman Sachs	Taiwan Stock Exchange April Futures	4/2015	TWD	19,222,776	(1,913)
Bank of America	U.S. Treasury 10-Year Note June Futures	6/2015	USD	52,873,141	494,046
CitiBank	Wheat July Futures^	6/2015	USD	79,150	(2,050)
CitiBank	Wheat May Futures^	4/2015	USD	(78,525)	1,762
CitiBank	Wheat May Futures^	4/2015	USD	76,939	(176)
Deutsche Bank	WTI Crude April Futures^	4/2015	USD	(153,720)	10,920
Deutsche Bank	WTI Crude April Futures^	4/2015	USD	159,660	(16,860)
CitiBank	WTI Crude April Futures^	5/2015	USD	2,143,316	(191,688)
CitiBank	WTI Crude April Futures^	5/2015	USD	(2,075,446)	123,828
CitiBank	WTI Crude May Futures^	6/2015	USD	1,859,760	(83,493)
CitiBank	WTI Crude May Futures^	6/2015	USD	(98,698)	18

					$87,721

Money Market Fund is pledged as collateral to Barclays Capital, CitiBank, Deutsche Bank and Goldman Sachs for total return swap contracts in the amount of $120,001, $710,009, $270,018 and $600,000, respectively at March 31, 2015. Additional cash held as collateral for Bank of America for total return swap contracts was $400,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	Goldman Sachs	Brent Crude Futures^	6/2015	$346,330	$337,260	$(9,070)
13	Goldman Sachs	Cocoa Futures^	5/2015	364,760	350,870	(13,890)
3	Goldman Sachs	Coffee ‘C’ Futures^	5/2015	175,334	149,512	(25,822)
12	Goldman Sachs	Corn Futures^	7/2015	240,063	230,550	(9,513)
2	Goldman Sachs	Cotton No. 2 Futures^	5/2015	61,402	63,100	1,698
2	Goldman Sachs	Gasoline RBOB Futures^	5/2015	151,191	147,697	(3,494)
14	Goldman Sachs	Gold 100 OZ Futures^	6/2015	1,686,131	1,656,480	(29,651)
3	Goldman Sachs	Lean Hogs Futures^	6/2015	90,056	90,960	904
1	Goldman Sachs	Live Cattle Futures^	5/2015	107,573	108,450	877
9	Goldman Sachs	Live Cattle Futures^	6/2015	535,258	548,370	13,112
5	J.P. Morgan	LME Aluminum Futures^	4/2015	227,900	222,945	(4,955)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	45,127	44,600	(527)
4	J.P. Morgan	LME Aluminum Futures^	4/2015	179,512	178,725	(787)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	46,801	44,681	(2,120)
4	J.P. Morgan	LME Aluminum Futures^	5/2015	185,641	178,825	(6,816)
1	J.P. Morgan	LME Aluminum Futures^	5/2015	45,570	44,609	(961)
4	J.P. Morgan	LME Aluminum Futures^	5/2015	181,697	178,025	(3,672)
2	J.P. Morgan	LME Aluminum Futures^	5/2015	90,852	89,037	(1,815)
2	J.P. Morgan	LME Aluminum Futures^	6/2015	90,395	89,178	(1,217)
43	J.P. Morgan	LME Aluminum Futures^	6/2015	2,071,663	1,917,800	(153,863)
2	J.P. Morgan	LME Aluminum Futures^	6/2015	88,755	89,235	480
39	J.P. Morgan	LME Aluminum Futures^	9/2015	1,758,384	1,757,925	(459)
2	J.P. Morgan	LME Copper Futures^	4/2015	308,881	303,278	(5,603)
2	J.P. Morgan	LME Copper Futures^	4/2015	283,763	303,225	19,462
2	J.P. Morgan	LME Copper Futures^	4/2015	270,275	303,158	32,883
2	J.P. Morgan	LME Copper Futures^	5/2015	279,508	303,175	23,667
1	J.P. Morgan	LME Copper Futures^	5/2015	143,066	151,400	8,334
1	J.P. Morgan	LME Copper Futures^	5/2015	146,532	151,238	4,706
1	J.P. Morgan	LME Copper Futures^	6/2015	146,264	151,325	5,061
1	J.P. Morgan	LME Copper Futures^	6/2015	145,866	151,275	5,409
14	J.P. Morgan	LME Copper Futures^	6/2015	2,114,020	2,116,975	2,955
2	J.P. Morgan	LME Copper Futures^	6/2015	286,669	302,050	15,381
11	J.P. Morgan	LME Copper Futures^	9/2015	1,596,843	1,658,044	61,201
1	J.P. Morgan	LME Lead Futures^	4/2015	46,519	45,781	(738)
1	J.P. Morgan	LME Lead Futures^	6/2015	45,387	45,493	106

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Lead Futures^	6/2015	$149,040	$136,537	$(12,503)
3	J.P. Morgan	LME Lead Futures^	9/2015	135,421	137,062	1,641
3	J.P. Morgan	LME Nickel Futures^	6/2015	299,217	222,912	(76,305)
2	J.P. Morgan	LME Nickel Futures^	6/2015	159,845	148,696	(11,149)
3	J.P. Morgan	LME Nickel Futures^	9/2015	254,031	223,776	(30,255)
2	J.P. Morgan	LME Zinc Futures^	4/2015	108,912	103,629	(5,283)
1	J.P. Morgan	LME Zinc Futures^	4/2015	50,953	51,837	884
2	J.P. Morgan	LME Zinc Futures^	5/2015	106,281	103,811	(2,470)
1	J.P. Morgan	LME Zinc Futures^	5/2015	52,033	51,953	(80)
1	J.P. Morgan	LME Zinc Futures^	6/2015	50,997	52,017	1,020
1	J.P. Morgan	LME Zinc Futures^	6/2015	50,548	52,044	1,496
10	J.P. Morgan	LME Zinc Futures^	6/2015	545,720	520,624	(25,096)
2	J.P. Morgan	LME Zinc Futures^	6/2015	100,402	104,108	3,706
11	J.P. Morgan	LME Zinc Futures^	9/2015	562,342	575,025	12,683
1	Goldman Sachs	Low Sulphur Gas Oil Futures^	6/2015	52,574	52,500	(74)
10	Goldman Sachs	Natural Gas Futures^	5/2015	284,892	269,100	(15,792)
9	Morgan Stanley and Co., International PLC	Silver Futures^	5/2015	739,177	746,910	7,733
15	Goldman Sachs	Soybean Futures^	7/2015	736,278	733,312	(2,966)
5	Goldman Sachs	Soybean Meal Futures^	5/2015	165,963	163,399	(2,564)
11	Goldman Sachs	Soybean Oil Futures^	5/2015	210,132	200,574	(9,558)
47	Goldman Sachs	Sugar #11 (World Markets) Futures^	4/2015	738,283	627,995	(110,288)
5	Goldman Sachs	Wheat Futures^	7/2015	129,423	128,500	(923)
1	Goldman Sachs	WTI Crude Oil Futures^	5/2015	51,516	49,340	(2,176)
5	Barclays Capital	Amsterdam Index Futures	4/2015	531,720	525,851	(5,869)
24	Barclays Capital	CAC40 Index Futures	4/2015	1,296,894	1,299,590	2,696
5	Barclays Capital	DAX Index Futures	6/2015	1,612,525	1,614,286	1,761
14	Barclays Capital	E-Mini Russell 2000 Futures	6/2015	1,727,056	1,748,460	21,404
77	Barclays Capital	Euro Stoxx 50 Index	6/2015	2,984,315	3,006,259	21,944
29	Barclays Capital	FTSE 100 Index Futures	6/2015	2,907,408	2,893,862	(13,546)
24	J.P. Morgan	FTSE/JSE Top 40 Index Futures	6/2015	918,978	917,952	(1,026)
3	Barclays Capital	Hang Seng Index Futures	4/2015	474,863	482,719	7,856
17	Barclays Capital	H-SHARES Index Futures	4/2015	1,309,226	1,358,548	49,322
5	Barclays Capital	IBEX 35 Index Futures	4/2015	592,936	617,747	24,811
16	Barclays Capital	KOSPI Index 200 Futures	6/2015	1,831,419	1,857,497	26,078
12	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	425,601	423,600	(2,001)
195	Barclays Capital	S&P 500 E-Mini Futures	6/2015	20,148,388	20,092,800	(55,588)
13	Barclays Capital	S&P MID 400 E-Mini Futures	6/2015	1,955,726	1,975,740	20,014

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	$1,093,056	$1,093,111	$55
25	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	433,568	426,950	(6,618)
14	Barclays Capital	SPI 200 Index Futures	6/2015	1,554,150	1,569,075	14,925
28	Barclays Capital	TOPIX Index Futures	6/2015	3,553,860	3,603,452	49,592
43	J.P. Morgan	10-Year Japanese Government Bond	6/2015	5,299,468	5,274,657	(24,811)
27	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	2,673,857	2,728,400	54,543
34	J.P. Morgan	Canadian 10-Year Bond Futures	6/2015	3,812,527	3,831,795	19,268
116	J.P. Morgan	Euro - Bund Futures	6/2015	19,621,643	19,801,976	180,333
17	J.P. Morgan	Long Gilt Futures	6/2015	2,982,714	3,045,049	62,335
101	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	6/2015	12,855,868	13,019,532	163,664

				112,915,734	113,169,820	254,086

Short Contracts:
5	J.P. Morgan	LME Aluminum Futures^	4/2015	(227,983)	(222,945)	5,038
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(44,996)	(44,600)	396
4	J.P. Morgan	LME Aluminum Futures^	4/2015	(179,901)	(178,725)	1,176
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(46,822)	(44,681)	2,141
4	J.P. Morgan	LME Aluminum Futures^	5/2015	(185,485)	(178,825)	6,660
1	J.P. Morgan	LME Aluminum Futures^	5/2015	(45,871)	(44,609)	1,262
4	J.P. Morgan	LME Aluminum Futures^	5/2015	(181,985)	(178,025)	3,960
2	J.P. Morgan	LME Aluminum Futures^	5/2015	(90,843)	(89,038)	1,805
2	J.P. Morgan	LME Aluminum Futures^	6/2015	(90,644)	(89,177)	1,467
43	J.P. Morgan	LME Aluminum Futures^	6/2015	(1,928,110)	(1,917,800)	10,310
2	J.P. Morgan	LME Aluminum Futures^	6/2015	(88,475)	(89,234)	(759)
2	J.P. Morgan	LME Aluminum Futures^	9/2015	(89,683)	(90,150)	(467)
2	J.P. Morgan	LME Copper Futures^	4/2015	(308,962)	(303,278)	5,684
2	J.P. Morgan	LME Copper Futures^	4/2015	(280,994)	(303,225)	(22,231)
2	J.P. Morgan	LME Copper Futures^	4/2015	(269,992)	(303,157)	(33,165)
2	J.P. Morgan	LME Copper Futures^	5/2015	(281,720)	(303,175)	(21,455)
1	J.P. Morgan	LME Copper Futures^	5/2015	(142,996)	(151,400)	(8,404)
1	J.P. Morgan	LME Copper Futures^	5/2015	(147,621)	(151,237)	(3,616)
1	J.P. Morgan	LME Copper Futures^	6/2015	(145,997)	(151,325)	(5,328)
1	J.P. Morgan	LME Copper Futures^	6/2015	(145,622)	(151,275)	(5,653)
14	J.P. Morgan	LME Copper Futures^	6/2015	(2,085,782)	(2,116,975)	(31,193)
2	J.P. Morgan	LME Copper Futures^	6/2015	(290,095)	(302,050)	(11,955)
1	J.P. Morgan	LME Lead Futures^	4/2015	(46,572)	(45,782)	790
1	J.P. Morgan	LME Lead Futures^	6/2015	(45,422)	(45,492)	(70)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	J.P. Morgan	LME Lead Futures^	6/2015	$(136,341)	$(136,537)	$(196)
3	J.P. Morgan	LME Nickel Futures^	6/2015	(253,011)	(222,912)	30,099
2	J.P. Morgan	LME Nickel Futures^	6/2015	(161,114)	(148,696)	12,418
2	J.P. Morgan	LME Nickel Futures^	9/2015	(160,357)	(149,184)	11,173
2	J.P. Morgan	LME Zinc Futures^	4/2015	(108,443)	(103,629)	4,814
1	J.P. Morgan	LME Zinc Futures^	4/2015	(51,522)	(51,838)	(316)
2	J.P. Morgan	LME Zinc Futures^	5/2015	(106,092)	(103,810)	2,282
1	J.P. Morgan	LME Zinc Futures^	5/2015	(52,146)	(51,953)	193
1	J.P. Morgan	LME Zinc Futures^	6/2015	(50,847)	(52,017)	(1,170)
1	J.P. Morgan	LME Zinc Futures^	6/2015	(50,422)	(52,043)	(1,621)
10	J.P. Morgan	LME Zinc Futures^	6/2015	(516,060)	(520,625)	(4,565)
2	J.P. Morgan	LME Zinc Futures^	6/2015	(100,745)	(104,108)	(3,363)

				(9,139,673)	(9,193,532)	(53,859)

				$103,776,061	$103,976,288	$200,227

Cash held as collateral at Barclays Capital, Goldman Sachs, J.P. Morgan and Morgan Stanley and Co., International PLC at futures contracts was $1,874,098, $473,061, $807,425 and $83,853, respectively at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	13,000	$10,403	$10,254	$(149)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	13,000	10,404	10,254	(150)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	51,000	51,967	52,646	679
Euro, Expiring 06/17/15	Credit Suisse International	EUR	3,000	3,348	3,229	(119)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	115,932	178,558	171,883	(6,675)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	59,500	7,663	7,674	11
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	59,500	7,663	7,674	11

				$270,006	$263,614	$(6,392)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	(15,000)	$(4,708)	$(4,595)	$113
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(15,000)	(4,708)	(4,594)	114
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(1,500)	(1,543)	(1,548)	(5)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(1,500)	(1,543)	(1,548)	(5)
Euro, Expiring 06/17/15	CitiBank	EUR	(4,355,488)	(4,756,628)	(4,688,167)	68,461
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(6,626,404)	(7,198,818)	(7,132,537)	66,281
British Pound, Expiring 06/17/15	CitiBank	GBP	(826,184)	(1,266,326)	(1,224,919)	41,407
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(1,429,708)	(2,163,194)	(2,119,717)	43,477
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(212,000)	(27,335)	(27,342)	(7)

				(15,424,803)	(15,204,967)	219,836

				$(15,154,797)	$(14,941,353)	$213,444

Cash held as collateral at CitiBank for forward foreign currency exchange contracts was $180,000 at March 31, 2015.

*	Non deliverable forward (See Note 4).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

TWD - Taiwanese Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 5)
GOVERNMENT RELATED OBLIGATIONS - 14.9%
Sovereign Debt - 14.9%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	2,542	$3,017,692
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	2,192	2,483,021
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,184	1,460,966
France Government Bond OAT (France)	0.250%	07/25/18	EUR	1,021	1,154,688
France Government Bond OAT (France)	0.250%	07/25/24	EUR	200	238,176
France Government Bond OAT (France)	1.100%	07/25/22	EUR	533	663,214
France Government Bond OAT (France)	1.300%	07/25/19	EUR	2,214	2,630,977
France Government Bond OAT (France)	2.100%	07/25/23	EUR	217	295,270
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	421	693,337
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,366	2,519,029

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $17,001,013)					15,156,370

U.S. TREASURY OBLIGATIONS - 20.8%
U.S. Treasury Inflation Protected Securities - 20.8%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	6,200	6,394,668
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	5,900	5,993,560
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	1,500	1,525,276
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	1,700	1,672,571
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	100	99,349
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	1,900	1,956,523
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	2,100	2,190,802
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	1,100	1,318,150

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,881,791)					21,150,899

				SHARES
MONEY MARKET FUNDS - 41.7%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (a)^				657,642	657,642
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				2,630,568	2,630,568
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^				33,647,807	33,647,807
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				2,130,040	2,130,040
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				3,288,210	3,288,210

TOTAL MONEY MARKET FUNDS (cost $42,354,267)					42,354,267

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 18.3%
U.S. Treasury Bills, 0.037%, 04/09/2015 (c)				7,458	7,457,970
U.S. Treasury Bills, 0.063%, 08/06/2015 (c)^				900	899,817
U.S. Treasury Bills, 0.063%, 08/06/2015 (c)				2,706	2,706,451
U.S. Treasury Bills, 0.072%, 07/30/2015 (c)^				2,318	2,318,692
U.S. Treasury Bills, 0.072%, 07/30/2015 (c)				5,150	5,150,315

TOTAL SHORT-TERM INVESTMENTS (cost $18,532,340)					$18,533,245

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

TOTAL INVESTMENTS - 95.7% (cost $98,769,411)	97,194,781

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3% (d)	4,369,307

NET ASSETS - 100.0%	$101,564,088

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index April Futures	4/2015	BRL	3,055,616	$6,036
Deutsche Bank	Brent Crude April Futures^	4/2015	USD	(1,123,141)	76,051
Deutsche Bank	Brent Crude April Futures^	4/2015	USD	1,053,265	(6,175)
CitiBank	Brent Crude April Futures^	5/2015	USD	1,357,440	(34,796)
CitiBank	Brent Crude April Futures^	5/2015	USD	(1,449,120)	126,464
Deutsche Bank	Brent Crude May Futures^	5/2015	USD	439,180	(45,710)
CitiBank	Brent Crude May Futures^	6/2015	USD	1,471,464	(122,424)
CitiBank	Coffee ‘C’ May Futures^	4/2015	USD	254,492	(55,141)
CitiBank	Corn July Futures^	6/2015	USD	848,662	(41,708)
CitiBank	Corn July Futures^	6/2015	USD	(139,309)	4,818
CitiBank	Corn May Futures^	4/2015	USD	1,097,740	(44,233)
CitiBank	Corn May Futures^	4/2015	USD	(1,100,769)	47,261
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	338,690	8,359
CitiBank	Cotton No. 2 May Futures^	4/2015	USD	(156,525)	(1,225)
Bank of America	Euro-Bund June Futures	6/2015	EUR	1,583,974	3,916
Deutsche Bank	Gas Oil April Futures^	4/2015	USD	433,350	40,500
Deutsche Bank	Gas Oil April Futures^	4/2015	USD	(480,863)	7,013
CitiBank	Gas Oil April Futures^	4/2015	USD	475,500	49,048
CitiBank	Gas Oil April Futures^	4/2015	USD	(572,600)	48,042
Deutsche Bank	Gas Oil June Futures^	6/2015	USD	54,600	(2,100)
Deutsche Bank	Gas Oil June Futures^	6/2015	USD	(54,300)	1,800
CitiBank	Gas Oil June Futures^	6/2015	USD	543,310	(18,310)
Deutsche Bank	Gas Oil May Futures^	5/2015	USD	171,788	(14,588)
Deutsche Bank	Gas Oil May Futures^	5/2015	USD	(165,325)	8,125
CitiBank	Gas Oil May Futures^	5/2015	USD	(543,000)	20,941

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Gas Oil May Futures^	5/2015	USD	572,050	$(49,984)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	307,163	(9,803)
Deutsche Bank	Gasoline RBOB April Futures^	4/2015	USD	(308,171)	10,811
Deutsche Bank	Gasoline RBOB May Futures^	5/2015	USD	305,298	(9,904)
Barclays Capital	Gold 100 OZ June Futures^	5/2015	USD	1,435,200	(15,360)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	3,680,466	7,980
Goldman Sachs	Hang Seng Index April Futures	4/2015	HKD	2,448,588	5,972
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	305,995	(19,051)
Deutsche Bank	Heating Oil ULSD April Futures^	4/2015	USD	(301,602)	14,658
Deutsche Bank	Heating Oil ULSD May Futures^	5/2015	USD	301,434	(13,079)
Bank of America	H-SHARES Index April Futures	4/2015	HKD	4,800,176	20,145
Goldman Sachs	H-SHARES Index April Futures	4/2015	HKD	15,479,600	81,072
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	509,888	(110,367)
Deutsche Bank	Lean Hogs April Futures^	4/2015	USD	(397,960)	(1,560)
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	485,800	(680)
Deutsche Bank	Lean Hogs June Futures^	6/2015	USD	(149,842)	(1,758)
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	(1,166,990)	(59,080)
Deutsche Bank	Live Cattle April Futures^	4/2015	USD	1,223,306	2,764
Deutsche Bank	Live Cattle June Futures^	6/2015	USD	930,698	44,182
CitiBank	LME Aluminum June Futures^	6/2015	USD	151,275	(17,475)
CitiBank	LME Aluminum June Futures^	6/2015	USD	(135,900)	2,100
CitiBank	LME Aluminum September Futures^	9/2015	USD	137,100	(1,875)
CitiBank	LME Copper June Futures^	6/2015	USD	(592,700)	(12,150)
CitiBank	LME Copper June Futures^	6/2015	USD	636,000	(31,150)
CitiBank	LME Copper September Futures^	9/2015	USD	591,950	10,975
CitiBank	LME Lead June Futures^	6/2015	USD	(43,625)	(1,887)
CitiBank	LME Lead June Futures^	6/2015	USD	50,788	(5,275)
CitiBank	LME Lead September Futures^	9/2015	USD	43,875	1,813
CitiBank	LME Zinc June Futures^	6/2015	USD	55,438	(3,375)
CitiBank	LME Zinc June Futures^	6/2015	USD	(51,575)	(487)
CitiBank	LME Zinc September Futures^	9/2015	USD	51,925	350
Goldman Sachs	MSCI Taiwan Stock Index April Futures	4/2015	USD	1,566,005	(12,805)
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	(248,040)	10,438
CitiBank	Natural Gas Swap April Futures^	5/2015	USD	247,320	(9,718)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	345,730	(34,929)
CitiBank	Natural Gas Swap March Futures^	4/2015	USD	(322,050)	11,250
CitiBank	Natural Gas Swap May Futures^	6/2015	USD	251,640	(9,450)
Bank of America	SGX S&P CNX Nifty Index April Futures	4/2015	INR	647,381	(116)
Goldman Sachs	SGX S&P CNX Nifty Index April Futures	4/2015	USD	726,306	(9,030)
Barclays Capital	Silver May Futures^	4/2015	USD	82,410	580
CitiBank	Soybean July Futures^	6/2015	USD	588,920	(2,270)
Deutsche Bank	Soybean July Futures^	6/2015	USD	593,025	(6,375)
CitiBank	Soybean May Futures^	4/2015	USD	(487,125)	500
CitiBank	Soybean May Futures^	4/2015	USD	523,515	(36,884)
Deutsche Bank	Soybean May Futures^	4/2015	USD	634,050	(50,100)
Deutsche Bank	Soybean May Futures^	4/2015	USD	(589,275)	5,325
CitiBank	Soybean Meal May Futures^	4/2015	USD	385,756	6,404
CitiBank	Soybean Oil May Futures^	4/2015	USD	417,690	(16,542)
CitiBank	Sugar #11 (World Markets) April Futures^	4/2015	USD	147,420	(27,166)
Goldman Sachs	Swiss Market Index June Futures	6/2015	CHF	1,356,753	(7,513)
Goldman Sachs	Taiwan Stock Exchange April Futures	4/2015	TWD	15,363,237	(1,055)
Bank of America	U.S. Treasury 10-Year Note June Futures	6/2015	USD	28,335,636	281,552
CitiBank	Wheat July Futures^	6/2015	USD	158,300	(4,100)
CitiBank	Wheat May Futures^	4/2015	USD	153,878	(352)
CitiBank	Wheat May Futures^	4/2015	USD	(157,050)	3,524
CitiBank	WTI Crude April Futures^	5/2015	USD	(2,643,609)	168,384
CitiBank	WTI Crude April Futures^	5/2015	USD	2,718,352	(243,117)
CitiBank	WTI Crude May Futures^	6/2015	USD	(197,396)	36
CitiBank	WTI Crude May Futures^	6/2015	USD	2,066,400	(92,770)

					$(175,813)

Money Market Fund is pledged as collateral to Barclays Capital, CitiBank, Deutsche Bank and Goldman Sachs for total return swap contracts in the amount of $110,002, $860,012, $380,026, and $780,000 respectively at March 31, 2015. Additional cash held as collateral for Bank of America for total return swap contracts in the amount of $230,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
4	Goldman Sachs	Brent Crude Futures^	5/2015	$227,797	$224,840	$(2,957)
14	Goldman Sachs	Cocoa Futures^	5/2015	389,594	377,860	(11,734)
4	Goldman Sachs	Coffee ‘C’ Futures^	5/2015	238,595	199,350	(39,245)
5	Goldman Sachs	Corn Futures^	7/2015	99,624	96,062	(3,562)
1	Goldman Sachs	Cotton No. 2 Futures^	5/2015	31,791	31,550	(241)
1	Goldman Sachs	Gasoline RBOB Futures^	5/2015	75,775	73,848	(1,927)
12	Goldman Sachs	Gold 100 OZ Futures^	6/2015	1,446,602	1,419,840	(26,762)
2	Goldman Sachs	Lean Hogs Futures^	6/2015	60,652	60,640	(12)
1	Goldman Sachs	Live Cattle Futures^	5/2015	103,919	108,450	4,531
6	Goldman Sachs	Live Cattle Futures^	6/2015	360,303	365,579	5,276
7	J.P. Morgan	LME Aluminum Futures^	4/2015	320,671	312,123	(8,548)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	45,004	44,601	(403)
6	J.P. Morgan	LME Aluminum Futures^	4/2015	269,268	268,087	(1,181)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	46,801	44,681	(2,120)
1	J.P. Morgan	LME Aluminum Futures^	4/2015	45,804	44,688	(1,116)
1	J.P. Morgan	LME Aluminum Futures^	5/2015	46,562	44,694	(1,868)
1	J.P. Morgan	LME Aluminum Futures^	5/2015	46,379	44,706	(1,673)
2	J.P. Morgan	LME Aluminum Futures^	5/2015	91,140	89,218	(1,922)
3	J.P. Morgan	LME Aluminum Futures^	5/2015	136,273	133,519	(2,754)
1	J.P. Morgan	LME Aluminum Futures^	5/2015	45,426	44,519	(907)
2	J.P. Morgan	LME Aluminum Futures^	6/2015	90,395	89,178	(1,217)
55	J.P. Morgan	LME Aluminum Futures^	6/2015	2,681,212	2,453,000	(228,212)
6	J.P. Morgan	LME Aluminum Futures^	6/2015	266,265	267,704	1,439
45	J.P. Morgan	LME Aluminum Futures^	9/2015	2,027,415	2,028,375	960
1	J.P. Morgan	LME Copper Futures^	4/2015	155,803	151,640	(4,163)
2	J.P. Morgan	LME Copper Futures^	4/2015	306,057	303,289	(2,768)
3	J.P. Morgan	LME Copper Futures^	4/2015	425,645	454,838	29,193
1	J.P. Morgan	LME Copper Futures^	4/2015	135,137	151,578	16,441

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	J.P. Morgan	LME Copper Futures^	5/2015	$559,015	$606,350	$47,335
1	J.P. Morgan	LME Copper Futures^	5/2015	143,066	151,400	8,334
2	J.P. Morgan	LME Copper Futures^	5/2015	293,064	302,475	9,411
1	J.P. Morgan	LME Copper Futures^	6/2015	146,264	151,325	5,061
1	J.P. Morgan	LME Copper Futures^	6/2015	145,866	151,275	5,409
18	J.P. Morgan	LME Copper Futures^	6/2015	2,744,438	2,721,825	(22,613)
1	J.P. Morgan	LME Copper Futures^	6/2015	143,335	151,025	7,690
1	J.P. Morgan	LME Copper Futures^	6/2015	151,452	151,025	(427)
11	J.P. Morgan	LME Copper Futures^	9/2015	1,597,706	1,658,044	60,338
1	J.P. Morgan	LME Lead Futures^	4/2015	46,519	45,781	(738)
1	J.P. Morgan	LME Lead Futures^	4/2015	46,379	45,757	(622)
1	J.P. Morgan	LME Lead Futures^	4/2015	47,178	45,605	(1,573)
5	J.P. Morgan	LME Lead Futures^	6/2015	247,090	227,563	(19,527)
3	J.P. Morgan	LME Lead Futures^	9/2015	134,659	137,063	2,404
1	J.P. Morgan	LME Nickel Futures^	6/2015	85,263	74,279	(10,984)
5	J.P. Morgan	LME Nickel Futures^	6/2015	495,098	371,520	(123,578)
2	J.P. Morgan	LME Nickel Futures^	6/2015	159,845	148,696	(11,149)
5	J.P. Morgan	LME Nickel Futures^	9/2015	424,820	372,960	(51,860)
2	J.P. Morgan	LME Zinc Futures^	4/2015	110,043	103,629	(6,414)
1	J.P. Morgan	LME Zinc Futures^	4/2015	54,066	51,817	(2,249)
1	J.P. Morgan	LME Zinc Futures^	5/2015	53,236	51,929	(1,307)
1	J.P. Morgan	LME Zinc Futures^	5/2015	52,020	51,979	(41)
1	J.P. Morgan	LME Zinc Futures^	6/2015	50,997	52,017	1,020
16	J.P. Morgan	LME Zinc Futures^	6/2015	884,839	833,000	(51,839)
2	J.P. Morgan	LME Zinc Futures^	6/2015	100,402	104,108	3,706
15	J.P. Morgan	LME Zinc Futures^	9/2015	767,937	784,125	16,188
9	Goldman Sachs	Natural Gas Futures^	5/2015	257,733	242,190	(15,543)
10	Morgan Stanley & Co., Inc.	Silver Futures^	5/2015	821,308	829,900	8,592
10	Goldman Sachs	Soybean Futures^	7/2015	491,455	488,875	(2,580)
2	Goldman Sachs	Soybean Meal Futures^	5/2015	67,601	65,360	(2,241)
7	Goldman Sachs	Soybean Oil Futures^	5/2015	134,065	127,638	(6,427)
39	Goldman Sachs	Sugar #11 (World Markets) Futures^	4/2015	615,019	521,102	(93,917)
2	Goldman Sachs	Wheat Futures^	7/2015	49,925	51,400	1,475
4	Barclays Capital	Amsterdam Index Futures	4/2015	424,948	420,681	(4,267)
25	Barclays Capital	CAC40 Index Futures	4/2015	1,350,770	1,353,740	2,970
5	Barclays Capital	DAX Index Futures	6/2015	1,617,564	1,614,286	(3,278)
15	Barclays Capital	E-Mini Russell 2000 Futures	6/2015	1,847,922	1,873,350	25,428

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
78	Barclays Capital	Euro Stoxx 50 Index	6/2015	$3,024,753	$3,045,302	$20,549
30	Barclays Capital	FTSE 100 Index Futures	6/2015	3,004,755	2,993,650	(11,105)
24	J.P. Morgan	FTSE/JSE Top 40 Index Futures	6/2015	918,978	917,952	(1,026)
3	Barclays Capital	Hang Seng Index Futures	4/2015	474,815	482,719	7,904
3	Barclays Capital	H-SHARES Index Futures	4/2015	230,531	239,743	9,212
5	Barclays Capital	IBEX 35 Index Futures	4/2015	592,936	617,747	24,811
17	Barclays Capital	KOSPI Index 200 Futures	6/2015	1,944,854	1,973,590	28,736
201	Barclays Capital	S&P 500 E-Mini Futures	6/2015	20,786,488	20,711,040	(75,448)
14	Barclays Capital	S&P MID 400 E-Mini Futures	6/2015	2,102,576	2,127,720	25,144
7	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	956,743	956,472	(271)
6	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	103,975	102,468	(1,507)
13	Barclays Capital	SPI 200 Index Futures	6/2015	1,444,533	1,456,998	12,465
31	Barclays Capital	TOPIX Index Futures	6/2015	3,935,463	3,989,536	54,073
25	J.P. Morgan	10-Year Japanese Government Bond	6/2015	3,082,560	3,066,661	(15,899)
28	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	2,770,966	2,829,452	58,486
40	J.P. Morgan	Canadian 10-Year Bond Futures	6/2015	4,484,696	4,507,994	23,298
129	J.P. Morgan	Euro - Bund Futures	6/2015	21,821,437	22,021,163	199,726
22	J.P. Morgan	Long Gilt Futures	6/2015	3,846,042	3,940,652	94,610
315	Barclays Capital	U.S. Treasury 10-Year Note Futures	6/2015	40,150,338	40,605,469	455,131

				143,256,255	143,649,879	393,624

Short Contracts:
7	J.P. Morgan	LME Aluminum Futures^	4/2015	(321,101)	(312,123)	8,978
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(45,096)	(44,601)	495
6	J.P. Morgan	LME Aluminum Futures^	4/2015	(269,851)	(268,087)	1,764
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(46,822)	(44,681)	2,141
1	J.P. Morgan	LME Aluminum Futures^	4/2015	(45,972)	(44,688)	1,284
1	J.P. Morgan	LME Aluminum Futures^	5/2015	(46,371)	(44,694)	1,677
1	J.P. Morgan	LME Aluminum Futures^	5/2015	(46,417)	(44,706)	1,711
2	J.P. Morgan	LME Aluminum Futures^	5/2015	(91,742)	(89,218)	2,524
3	J.P. Morgan	LME Aluminum Futures^	5/2015	(136,488)	(133,518)	2,970
1	J.P. Morgan	LME Aluminum Futures^	5/2015	(45,421)	(44,518)	903
2	J.P. Morgan	LME Aluminum Futures^	6/2015	(90,644)	(89,177)	1,467
55	J.P. Morgan	LME Aluminum Futures^	6/2015	(2,472,279)	(2,453,000)	19,279
6	J.P. Morgan	LME Aluminum Futures^	6/2015	(265,426)	(267,703)	(2,277)

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
6	J.P. Morgan	LME Aluminum Futures^	9/2015	$(269,048)	$(270,450)	$(1,402)
1	J.P. Morgan	LME Copper Futures^	4/2015	(155,622)	(151,640)	3,982
2	J.P. Morgan	LME Copper Futures^	4/2015	(307,076)	(303,289)	3,787
3	J.P. Morgan	LME Copper Futures^	4/2015	(421,491)	(454,838)	(33,347)
1	J.P. Morgan	LME Copper Futures^	4/2015	(134,996)	(151,579)	(16,583)
4	J.P. Morgan	LME Copper Futures^	5/2015	(563,440)	(606,350)	(42,910)
1	J.P. Morgan	LME Copper Futures^	5/2015	(142,996)	(151,400)	(8,404)
2	J.P. Morgan	LME Copper Futures^	5/2015	(295,242)	(302,475)	(7,233)
1	J.P. Morgan	LME Copper Futures^	6/2015	(145,997)	(151,325)	(5,328)
1	J.P. Morgan	LME Copper Futures^	6/2015	(145,622)	(151,275)	(5,653)
18	J.P. Morgan	LME Copper Futures^	6/2015	(2,664,780)	(2,721,825)	(57,045)
1	J.P. Morgan	LME Copper Futures^	6/2015	(145,048)	(151,025)	(5,977)
1	J.P. Morgan	LME Copper Futures^	6/2015	(152,853)	(151,025)	1,828
1	J.P. Morgan	LME Copper Futures^	9/2015	(151,148)	(150,732)	416
1	J.P. Morgan	LME Lead Futures^	4/2015	(46,572)	(45,782)	790
1	J.P. Morgan	LME Lead Futures^	4/2015	(46,365)	(45,756)	609
1	J.P. Morgan	LME Lead Futures^	4/2015	(47,172)	(45,605)	1,567
5	J.P. Morgan	LME Lead Futures^	6/2015	(231,660)	(227,562)	4,098
1	J.P. Morgan	LME Nickel Futures^	6/2015	(83,852)	(74,278)	9,574
5	J.P. Morgan	LME Nickel Futures^	6/2015	(423,106)	(371,520)	51,586
2	J.P. Morgan	LME Nickel Futures^	6/2015	(161,114)	(148,696)	12,418
3	J.P. Morgan	LME Nickel Futures^	9/2015	(245,992)	(223,776)	22,216
2	J.P. Morgan	LME Zinc Futures^	4/2015	(109,393)	(103,629)	5,764
1	J.P. Morgan	LME Zinc Futures^	4/2015	(53,629)	(51,818)	1,811
1	J.P. Morgan	LME Zinc Futures^	5/2015	(53,571)	(51,929)	1,642
1	J.P. Morgan	LME Zinc Futures^	5/2015	(52,196)	(51,979)	217
1	J.P. Morgan	LME Zinc Futures^	6/2015	(50,847)	(52,017)	(1,170)
16	J.P. Morgan	LME Zinc Futures^	6/2015	(829,202)	(833,000)	(3,798)
2	J.P. Morgan	LME Zinc Futures^	6/2015	(100,745)	(104,108)	(3,363)

				(12,154,405)	(12,181,397)	(26,992)

				$131,101,850	$131,468,482	$366,632

Cash held as collateral at Barclays Capital, Goldman Sachs, J.P. Morgan and Morgan Stanley & Co., Inc. for futures contracts was $1,834,299, $391,167, $983,835 and $184,051, respectively at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	19,000	$15,205	$14,986	$(219)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	19,000	15,205	14,986	(219)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	55,000	56,042	56,779	737
Euro, Expiring 06/17/15	Credit Suisse International	EUR	89,905	98,071	96,772	(1,299)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	154,542	238,026	229,127	(8,899)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	650,000	83,714	83,831	117
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	650,000	83,713	83,831	118
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	152,000	1,270	1,269	(1)

				$591,246	$581,581	$(9,665)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	(25,000)	$(7,847)	$(7,658)	$189
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(25,000)	(7,847)	(7,658)	189
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	(19,000)	(14,836)	(14,986)	(150)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(19,000)	(14,831)	(14,986)	(155)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(19,500)	(20,056)	(20,129)	(73)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(19,500)	(20,057)	(20,129)	(72)
Euro, Expiring 06/17/15	CitiBank	EUR	(4,917,989)	(5,374,533)	(5,293,631)	80,902
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(6,485,443)	(7,057,785)	(6,980,810)	76,975
British Pound, Expiring 06/17/15	CitiBank	GBP	(966,154)	(1,480,864)	(1,432,441)	48,423
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(1,390,744)	(2,107,242)	(2,061,948)	45,294
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(367,000)	(47,316)	(47,332)	(16)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(86,000)	(712)	(718)	(6)

				(16,153,926)	(15,902,426)	251,500

				$(15,562,680)	$(15,320,845)	$241,835

Cash held as collateral at CitiBank for forward foreign currency exchange contracts in the amount of $250,000 at March 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

INR - Indian Rupee

JPY - Japanese Yen

TWD - Taiwanese Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 130.6%	SHARES	VALUE (Note 5)
COMMON STOCKS - 44.7%

Belgium - 1.1%
Anheuser-Busch InBev NV (a)	2,441	$298,206
Belgacom SA (a)	70,921	2,481,405
bpost SA (a)	90,613	2,543,121
Colruyt SA (a)	4,100	178,444
Delhaize Group SA (a)	23,532	2,114,117
Umicore SA (a)	1,522	63,567

		7,678,860

Denmark - 0.7%
AP Moeller - Maersk A/S, Class B (a)	497	1,038,843
Chr Hansen Holding A/S (a)	3,135	143,940
Coloplast A/S, Class B (a)	1,478	111,656
Danske Bank A/S (a)	15,138	399,085
GN Store Nord A/S (a)	6,850	152,940
Jyske Bank A/S †(a)	16,812	706,779
Novo Nordisk A/S, Class B (a)	10,564	563,946
Pandora A/S (a)	11,143	1,014,516
TDC A/S (a)	79,497	569,593
Tryg A/S (a)	1,103	129,722
William Demant Holding A/S †(a)	1,589	134,928

		4,965,948

Finland - 0.8%
Elisa OYJ (a)	12,482	313,468
Fortum OYJ (a)	33,688	705,770
Kesko OYJ, B Shares (a)	8,190	349,639
Metso OYJ (a)	6,961	203,378
Neste Oil OYJ (a)	45,233	1,186,911
Orion OYJ, Class B (a)	54,148	1,526,305
Sampo OYJ, A Shares (a)	8,740	440,831
Stora Enso OYJ, R Shares (a)	22,526	231,613
UPM-Kymmene OYJ (a)	36,207	703,392

		5,661,307

Germany - 4.0%
Aurubis AG (a)	29,188	1,648,490
Axel Springer SE (a)	7,137	421,239
Bayerische Motoren Werke AG (a)	5,980	744,720
Brenntag AG (a)	19,596	1,170,755
Continental AG (a)	2,569	604,990
Daimler AG (a)	6,318	606,747
Deutsche Lufthansa AG (a)	36,375	509,347

	SHARES	VALUE (Note 5)
Germany - 4.0% (continued)
Deutsche Post AG (a)	31,894	$993,654
Deutsche Telekom AG (a)	15,991	292,482
Fraport AG Frankfurt Airport Services Worldwide (a)	325	19,413
Fresenius Medical Care AG & Co. KGaA (a)	55,603	4,621,819
GEA Group AG (a)	5,397	259,441
Hannover Rueck SE (a)	26,119	2,698,997
HeidelbergCement AG (a)	13,654	1,079,790
HOCHTIEF AG (a)	5,312	401,945
Hugo Boss AG (a)	1,451	176,284
K+S AG (a)	22,175	722,507
Linde AG (a)	7,667	1,559,079
Merck KGaA (a)	24,893	2,785,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	14,092	3,028,120
ProSiebenSat.1 Media AG (a)	6,285	307,418
RHOEN-KLINIKUM AG (a)	30,197	749,711
Siemens AG	6,033	652,494
Symrise AG (a)	22,399	1,412,338
United Internet AG (a)	747	33,906

		27,501,657

Italy - 1.7%
A2A SpA	294,948	306,262
Atlantia SpA	26,828	704,513
Autogrill SpA †	57,877	560,634
Davide Campari-Milano SpA	29,777	207,736
Enel SpA	88,549	400,013
Eni SpA (a)	133,738	2,314,757
Finmeccanica SpA †	15,886	188,696
GTECH SpA	24,509	485,510
Hera SpA	182,951	429,388
Luxottica Group SpA	2,445	154,856
Mediobanca SpA	202,653	1,938,885
Pirelli & C. SpA	97,749	1,618,012
Snam SpA	134,121	651,042
Telecom Italia SpA †	35,095	41,093
Terna Rete Elettrica Nazionale SpA	187,180	824,237
Unione di Banche Italiane SCpA	79,104	616,939

		11,442,573

Japan - 25.3%
ABC-Mart, Inc. (a)	27,700	1,620,046
Air Water, Inc. (a)	53,000	946,463

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 25.3% (continued)
Aisin Seiki Co., Ltd. (a)	36,300	$1,316,068
Ajinomoto Co., Inc. (a)	15,000	329,077
Alfresa Holdings Corp. (a)	89,800	1,265,400
ANA Holdings, Inc. (a)	715,000	1,914,176
Aozora Bank Ltd. (a)	205,000	726,635
Asahi Group Holdings Ltd. (a)	8,100	256,838
Asahi Kasei Corp. (a)	354,000	3,380,567
Astellas Pharma, Inc. (a)	75,500	1,237,060
Bandai Namco Holdings, Inc. (a)	62,300	1,212,608
Bank of Kyoto Ltd./The (a)	4,000	41,924
Bank of Yokohama Ltd./The (a)	155,000	907,779
Benesse Holdings, Inc. (a)	10,200	320,872
Bridgestone Corp. (a)	15,400	616,615
Brother Industries Ltd. (a)	180,700	2,870,937
Calbee, Inc. (a)	35,300	1,532,449
Canon, Inc. (a)	46,000	1,627,540
Central Japan Railway Co. (a)	17,300	3,126,450
Chiba Bank Ltd./The (a)	99,000	725,577
Chugoku Bank Ltd./The (a)	72,600	1,084,066
Dai Nippon Printing Co., Ltd. (a)	109,000	1,058,732
Daicel Corp. (a)	136,900	1,631,781
Daihatsu Motor Co., Ltd. (a)	30,600	468,045
Denso Corp. (a)	10,600	483,204
Disco Corp. (a)	11,700	1,193,763
East Japan Railway Co. (a)	9,700	777,300
Electric Power Development Co., Ltd. (a)	11,600	390,770
FamilyMart Co., Ltd. (a)	29,800	1,248,574
Fuji Electric Co., Ltd. (a)	138,000	651,085
Fuji Heavy Industries Ltd. (a)	14,700	487,985
FUJIFILM Holdings Corp. (a)	30,600	1,088,643
Fujitsu Ltd. (a)	379,000	2,584,643
Fukuoka Financial Group, Inc. (a)	275,000	1,414,183
Hakuhodo DY Holdings, Inc. (a)	207,800	2,209,182
Hikari Tsushin, Inc. (a)	13,800	893,766
Hino Motors Ltd. (a)	15,800	224,812
Hirose Electric Co., Ltd. (a)	735	94,632
Hitachi Chemical Co., Ltd. (a)	53,400	1,140,280
Hitachi High-Technologies Corp. (a)	39,700	1,208,165
Hitachi Metals Ltd. (a)	89,000	1,364,064
Hokuhoku Financial Group, Inc.	166,000	370,027
Hokuriku Electric Power Co. (a)	4,100	54,253

	SHARES	VALUE (Note 5)
Japan - 25.3% (continued)
Hoya Corp. (a)	87,300	$3,494,998
Ibiden Co., Ltd. (a)	20,800	350,639
Idemitsu Kosan Co., Ltd. (a)	17,600	306,524
Inpex Corp. (a)	45,200	498,049
ITOCHU Corp. (a)	75,900	821,381
Itochu Techno-Solutions Corp. (a)	73,600	1,526,780
Japan Airlines Co., Ltd. (a)	257,000	7,994,565
Japan Petroleum Exploration Co., Ltd. (a)	2,300	77,927
JGC Corp. (a)	34,000	675,155
Joyo Bank Ltd./The (a)	36,000	185,010
JSR Corp. (a)	800	13,854
JTEKT Corp. (a)	19,700	307,152
Kamigumi Co., Ltd. (a)	52,000	490,889
Kaneka Corp. (a)	54,000	379,649
Kao Corp. (a)	16,200	808,931
KDDI Corp. (a)	52,800	1,192,886
Keyence Corp. (a)	1,500	818,545
Kinden Corp. (a)	58,000	724,354
Kobayashi Pharmaceutical Co., Ltd. (a)	6,300	450,829
Koito Manufacturing Co., Ltd. (a)	3,500	105,241
Komatsu Ltd. (a)	66,800	1,309,459
Konica Minolta, Inc. (a)	50,500	511,784
Kurita Water Industries Ltd. (a)	36,100	872,146
Lawson, Inc. (a)	15,300	1,060,594
Mabuchi Motor Co., Ltd. (a)	21,200	1,121,520
Makita Corp. (a)	23,000	1,191,867
Marubeni Corp. (a)	46,100	266,527
Maruichi Steel Tube Ltd. (a)	13,600	321,913
McDonald’s Holdings Co., Japan Ltd.	8,100	179,508
Medipal Holdings Corp. (a)	21,700	282,841
MEIJI Holdings Co., Ltd. (a)	3,800	462,877
Miraca Holdings, Inc. (a)	15,600	717,179
Mitsubishi Electric Corp. (a)	149,000	1,768,851
Mitsubishi Tanabe Pharma Corp. (a)	140,800	2,415,479
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	54,200	267,845
Mitsui & Co., Ltd. (a)	125,300	1,678,041
Mizuho Financial Group, Inc.	279,900	491,918
Murata Manufacturing Co., Ltd. (a)	10,200	1,400,860
Nagoya Railroad Co., Ltd. (a)	223,000	890,457
Nexon Co., Ltd. (a)	69,400	739,046
NGK Spark Plug Co., Ltd. (a)	4,100	110,060

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 25.3% (continued)
NH Foods Ltd. (a)	40,000	$921,746
NHK Spring Co., Ltd. (a)	36,600	380,753
Nidec Corp. (a)	6,600	438,119
Nippon Express Co., Ltd. (a)	103,000	575,494
Nippon Telegraph & Telephone Corp. (a)	50,600	3,123,590
Nippon Yusen KK (a)	13,000	37,398
Nishi-Nippon City Bank Ltd./The (a)	153,000	443,478
Nissin Foods Holdings Co., Ltd. (a)	26,900	1,322,029
Nitori Holdings Co., Ltd. (a)	22,300	1,509,566
NOK Corp. (a)	84,600	2,543,714
Nomura Research Institute Ltd. (a)	21,300	800,246
NTT Data Corp. (a)	26,500	1,150,960
NTT DOCOMO, Inc. (a)	77,300	1,350,897
Obic Co., Ltd. (a)	8,800	373,167
Omron Corp. (a)	20,100	905,488
Oracle Corp. Japan (a)	11,800	507,798
Oriental Land Co., Ltd. (a)	44,800	3,392,173
ORIX Corp. (a)	257,200	3,613,950
Osaka Gas Co., Ltd. (a)	457,000	1,911,073
Otsuka Corp. (a)	46,400	1,977,344
Otsuka Holdings Co., Ltd. (a)	164,600	5,149,291
Park24 Co., Ltd. (a)	6,200	126,850
Resona Holdings, Inc. (a)	540,600	2,682,872
Ricoh Co., Ltd. (a)	41,000	445,811
Rinnai Corp. (a)	1,400	103,755
Rohm Co., Ltd. (a)	33,300	2,275,485
Sankyo Co., Ltd. (a)	27,900	990,912
Santen Pharmaceutical Co., Ltd. (a)	29,000	422,989
Secom Co., Ltd. (a)	27,300	1,820,919
Seiko Epson Corp. (a)	139,400	2,468,962
Sekisui Chemical Co., Ltd. (a)	146,000	1,894,348
Seven & I Holdings Co., Ltd. (a)	36,200	1,521,242
Seven Bank Ltd. (a)	253,800	1,251,421
Shimadzu Corp. (a)	22,000	245,012
Shimamura Co., Ltd. (a)	21,600	2,000,609
Shimano, Inc. (a)	9,700	1,441,441
SMC Corp. (a)	1,100	327,540
Stanley Electric Co., Ltd. (a)	12,900	291,183
Sumitomo Corp. (a)	35,300	376,685
Sumitomo Heavy Industries Ltd. (a)	692,000	4,528,658
Sumitomo Metal Mining Co., Ltd. (a)	4,000	58,463

	SHARES	VALUE (Note 5)
Japan - 25.3% (continued)
Sumitomo Rubber Industries Ltd. (a)	165,800	$3,056,251
Suruga Bank Ltd. (a)	12,800	265,813
Suzuken Co., Ltd. (a)	12,210	372,173
Suzuki Motor Corp. (a)	15,000	450,513
Sysmex Corp. (a)	13,800	765,167
Taisei Corp. (a)	116,000	654,739
Taisho Pharmaceutical Holdings Co., Ltd. (a)	7,500	557,267
Takashimaya Co., Ltd. (a)	12,000	117,884
THK Co., Ltd. (a)	22,400	569,202
Toho Co., Ltd. (a)	3,700	90,468
Toho Gas Co., Ltd. (a)	251,000	1,463,127
Tohoku Electric Power Co., Inc. (a)	177,100	2,011,577
Tokio Marine Holdings, Inc. (a)	17,300	653,020
Tokyo Gas Co., Ltd. (a)	623,000	3,916,635
TonenGeneral Sekiyu KK (a)	25,000	215,603
Toppan Printing Co., Ltd. (a)	51,000	392,309
TOTO Ltd. (a)	83,000	1,232,464
Toyo Suisan Kaisha Ltd. (a)	41,400	1,456,549
Toyoda Gosei Co., Ltd. (a)	13,200	294,665
Toyota Industries Corp. (a)	6,400	366,060
Unicharm Corp. (a)	25,900	678,062
USS Co., Ltd. (a)	85,100	1,470,492
West Japan Railway Co. (a)	53,300	2,794,541
Yamada Denki Co., Ltd. (a)	57,200	235,546
Yamaguchi Financial Group, Inc. (a)	50,000	574,665
Yamaha Corp. (a)	9,800	171,132
Yamaha Motor Co., Ltd. (a)	18,600	448,086
Yamazaki Baking Co., Ltd. (a)	96,000	1,729,761
Yokohama Rubber Co., Ltd./The (a)	5,000	51,540

		172,139,908

Luxembourg - 0.0% (b)
Tenaris SA	18,626	261,100

Netherlands - 1.8%
Boskalis Westminster NV(a)	51,286	2,527,816
Delta Lloyd NV (a)	115,446	2,172,354
Heineken NV (a)	10,946	835,472
Koninklijke Ahold NV (a)	132,726	2,615,482
Koninklijke DSM NV (a)	9,372	522,343
Koninklijke Vopak NV (a)	19,955	1,101,255
NN Group NV †	2,172	61,576
QIAGEN NV †(a)	4,250	106,651

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Netherlands - 1.8% (continued)
Wolters Kluwer NV (a)	63,901	$2,086,666

		12,029,615

Norway - 1.5%
DNB ASA (a)	178,576	2,866,094
Gjensidige Forsikring ASA (a)	13,703	236,435
Marine Harvest ASA (a)	44,676	511,835
Orkla ASA (a)	43,247	326,399
Statoil ASA (a)	89,649	1,585,121
Telenor ASA (a)	38,729	781,566
Yara International ASA (a)	80,786	4,101,741

		10,409,191

Spain - 2.5%
Acerinox SA	11,429	192,239
ACS Actividades de Construccion y Servicios SA (a)	16,433	581,635
Amadeus IT Holding SA, A Shares (a)	21,424	918,170
Banco de Sabadell SA	77,174	188,564
Banco Santander SA (a)	267,607	2,006,082
Bankinter SA (a)	18,424	140,471
Ebro Foods SA	17,250	321,693
Enagas SA (a)	46,568	1,331,605
Endesa SA (a)	162,331	3,133,775
Ferrovial SA (a)	94,720	2,013,942
Gas Natural SDG SA (a)	45,320	1,017,530
Iberdrola SA (a)	256,047	1,651,133
Prosegur Cia de Seguridad SA	39,045	222,355
Red Electrica Corp. SA (a)	4,795	389,897
Repsol SA (a)	25,898	482,100
Tecnicas Reunidas SA (a)	27,646	1,160,405
Telefonica SA (a)	86,997	1,237,925

		16,989,521

Sweden - 1.7%
Assa Abloy AB, Class B (a)	2,346	139,740
Boliden AB (a)	60,930	1,206,995
Electrolux AB, Series B (a)	12,738	363,904
Hexagon AB, B Shares	2,189	77,721
Holmen AB, B Shares	1,340	45,205
Husqvarna AB, B Shares	111,926	810,745
ICA Gruppen AB	76,790	2,573,944
Nordea Bank AB (a)	1,593	19,404
Securitas AB, B Shares (a)	51,995	746,462

	SHARES	VALUE (Note 5)
Sweden - 1.7% (continued)
Skandinaviska Enskilda Banken AB, Class A (a)	129,578	$1,512,400
Skanska AB, B Shares (a)	25,998	582,857
Svenska Cellulosa AB SCA, Class B (a)	16,601	381,472
Swedbank AB, A Shares (a)	3,698	88,285
Swedish Match AB (a)	5,547	163,097
Telefonaktiebolaget LM Ericsson, B Shares (a)	108,838	1,366,455
TeliaSonera AB (a)	177,071	1,125,231

		11,203,917

Switzerland - 2.8%
Aryzta AG †(a)	8,085	495,633
Baloise Holding AG (a)	340	44,933
Barry Callebaut AG †(a)	158	154,262
Bucher Industries AG (a)	2,385	574,350
Chocoladefabriken Lindt & Sprungli AG (a)	69	369,331
DKSH Holding AG (a)	1,268	103,345
Flughafen Zuerich AG (a)	125	98,349
Galenica AG (a)	587	511,698
GAM Holding AG †(a)	4,705	97,578
Geberit AG (a)	236	88,315
Givaudan SA †(a)	1,384	2,500,400
Helvetia Holding AG (a)	76	40,894
Lonza Group AG †(a)	1,126	140,185
Nestle SA (a)	17,213	1,296,181
Novartis AG (a)	22,426	2,213,457
OC Oerlikon Corp. AG †(a)	5,729	66,378
Roche Holding AG (a)	1,459	400,922
Sika AG (a)	169	605,095
Sonova Holding AG (a)	655	90,883
Straumann Holding AG (a)	2,555	696,738
Swiss Life Holding AG †(a)	8,246	2,037,149
Swiss Re AG (a)	27,692	2,671,114
Swisscom AG (a)	4,497	2,607,767
Zurich Insurance Group AG †	3,772	1,274,944

		19,179,901

United Kingdom - 0.8%
Fiat Chrysler Automobiles NV †(a)	93,726	1,521,555
Reed Elsevier NV (a)	31,962	796,416

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
United Kingdom - 0.8% (continued)
Unilever NV CVA (a)	80,950	$3,382,703

		5,700,674

TOTAL COMMON STOCKS (cost $292,892,063)		305,164,172

PREFERRED STOCKS - 1.3%

Germany - 1.3%
FUCHS PETROLUB SE (a)	477	19,026
Henkel AG & Co. KGaA (a)	32,467	3,813,617
Porsche Automobil Holding SE	16,850	1,650,093
Volkswagen AG (a)	12,611	3,344,469

TOTAL PREFERRED STOCKS (cost $8,227,983)		8,827,205

RIGHTS - 0.0% (b)
Banco de Sabadell SA †	77,174	19,584
Telefonica SA †	86,997	14,031

TOTAL RIGHTS (cost $—)		33,615

MONEY MARKET FUNDS - 84.6%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (c)	1,658,498	1,658,498
Dreyfus Treasury Cash Management, Class I, 0.010% (c)	6,633,992	6,633,992
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)^	466,908,854	466,908,854
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)^	93,460,085	93,460,085
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (c)	8,292,490	8,292,490

TOTAL MONEY MARKET FUNDS (cost $576,953,919)		576,953,919

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $878,073,965)		890,978,911

SECURITIES SOLD SHORT - (37.2)%

COMMON STOCKS - (37.2)%

Belgium - (0.5)%
KBC Groep NV †	(8,206)	(507,150)
Telenet Group Holding NV †	(13,836)	(761,332)

	SHARES	VALUE (Note 5)
Belgium - (0.5)% (continued)
UCB SA	(30,866)	$(2,229,793)

		(3,498,275)

Denmark - (0.2)%
Carlsberg A/S, Class B	(1,034)	(85,260)
Novozymes A/S, B Shares	(10,195)	(465,392)
Vestas Wind Systems A/S	(23,616)	(973,709)

		(1,524,361)

Finland - (0.8)%
Nokia OYJ	(96,103)	(732,762)
Nokian Renkaat OYJ	(137,282)	(4,091,253)
Outokumpu OYJ †	(70,638)	(561,390)
Wartsila OYJ	(2,654)	(117,388)

		(5,502,793)

Germany - (3.8)%
adidas AG	(37,533)	(2,963,730)
AIXTRON SE †	(38,729)	(291,570)
Beiersdorf AG	(1,413)	(122,521)
Bilfinger SE	(54,060)	(3,124,696)
Commerzbank AG †	(90,874)	(1,248,717)
Deutsche Bank AG	(64,983)	(2,252,164)
E.ON SE	(43,344)	(644,479)
LANXESS AG	(58,561)	(3,114,569)
Metro AG	(39,582)	(1,341,428)
Rheinmetall AG	(33,251)	(1,599,346)
RWE AG	(74,297)	(1,891,597)
Salzgitter AG	(58,591)	(1,698,788)
SAP SE	(17,935)	(1,296,295)
Software AG	(982)	(25,507)
STADA Arzneimittel AG	(26,213)	(872,224)
Telefonica Deutschland Holding AG †	(73,085)	(420,270)
ThyssenKrupp AG	(80,968)	(2,119,758)
Wacker Chemie AG	(3,832)	(442,323)
Wirecard AG	(7,415)	(312,506)

		(25,782,488)

Italy - (2.2)%
Banca Monte dei Paschi di Siena SpA †	(330,363)	(219,258)
Banca Popolare dell’Emilia Romagna SC †	(343,243)	(2,985,221)
Banco Popolare SC †	(157,749)	(2,455,702)
Buzzi Unicem SpA	(8,938)	(133,834)
Enel Green Power SpA	(102,288)	(190,732)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Italy - (2.2)% (continued)
Mediaset SpA †	(354,190)	$(1,612,173)
Mediolanum SpA	(376,799)	(3,038,540)
Moncler SpA	(36,484)	(611,632)
Prysmian SpA	(3,505)	(72,238)
Salvatore Ferragamo SpA	(42,465)	(1,358,707)
UniCredit SpA	(18,500)	(125,454)
World Duty Free SpA †	(198,383)	(2,133,288)

		(14,936,779)

Japan - (20.5)%
Acom Co., Ltd. †	(760,900)	(2,638,580)
Advantest Corp.	(249,600)	(3,146,819)
Aeon Co., Ltd.	(280,600)	(3,078,020)
AEON Financial Service Co., Ltd.	(96,700)	(2,439,372)
Amada Holdings Co., Ltd.	(111,400)	(1,072,860)
Asahi Glass Co., Ltd.	(194,000)	(1,270,699)
Asics Corp.	(3,200)	(87,080)
Casio Computer Co., Ltd.	(49,800)	(943,294)
Chiyoda Corp.	(142,000)	(1,213,049)
Chubu Electric Power Co., Inc.	(15,700)	(187,206)
Chugai Pharmaceutical Co., Ltd.	(2,400)	(75,746)
Chugoku Electric Power Co., Inc./The	(38,400)	(500,556)
Citizen Holdings Co., Ltd.	(79,000)	(605,492)
Credit Saison Co., Ltd.	(148,400)	(2,662,121)
Daido Steel Co., Ltd.	(40,000)	(179,037)
Dai-ichi Life Insurance Co., Ltd./The	(74,100)	(1,074,829)
Daiichi Sankyo Co., Ltd.	(12,200)	(193,869)
Daikin Industries Ltd.	(39,100)	(2,613,993)
Dena Co., Ltd.	(78,000)	(1,526,742)
Dentsu, Inc.	(18,700)	(799,959)
Don Quijote Holdings Co., Ltd.	(3,000)	(243,865)
Eisai Co., Ltd.	(7,300)	(519,233)
FANUC Corp.	(4,700)	(1,026,075)
Fast Retailing Co., Ltd.	(6,000)	(2,319,949)
GS Yuasa Corp.	(598,000)	(2,691,127)
Hamamatsu Photonics KK	(1,400)	(42,199)
Hitachi Capital Corp.	(22,800)	(481,248)
Hitachi Construction Machinery Co., Ltd.	(22,900)	(399,745)
Hitachi Ltd.	(67,000)	(457,600)
Hokkaido Electric Power Co., Inc. †	(108,500)	(853,225)
Honda Motor Co., Ltd.	(3,100)	(101,193)
IHI Corp.	(456,000)	(2,132,133)

	SHARES	VALUE (Note 5)
Japan - (20.5)% (continued)
Isetan Mitsukoshi Holdings Ltd.	(77,800)	$(1,285,473)
J Front Retailing Co., Ltd.	(28,300)	(444,271)
Japan Display, Inc.	(629,800)	(2,247,028)
Japan Steel Works Ltd./The	(528,000)	(2,219,719)
JFE Holdings, Inc.	(60,600)	(1,337,630)
JX Holdings, Inc.	(19,200)	(73,875)
Kajima Corp.	(117,000)	(542,437)
Kakaku.com, Inc.	(240,800)	(3,995,769)
Kansai Electric Power Co., Inc./The †	(168,600)	(1,606,907)
Kansai Paint Co., Ltd.	(26,000)	(473,194)
Kawasaki Heavy Industries Ltd.	(334,000)	(1,685,038)
Keihan Electric Railway Co., Ltd.	(80,000)	(486,867)
Keikyu Corp.	(73,000)	(583,502)
Keio Corp.	(11,000)	(86,153)
Keisei Electric Railway Co., Ltd.	(3,000)	(37,234)
Kikkoman Corp.	(40,000)	(1,268,371)
Kintetsu Group Holdings Co., Ltd.	(130,000)	(476,955)
Kobe Steel Ltd.	(63,000)	(116,198)
Konami Corp.	(50,300)	(941,017)
Kubota Corp.	(63,000)	(995,331)
Kyocera Corp.	(1,300)	(71,049)
Kyowa Hakko Kirin Co., Ltd.	(9,000)	(117,313)
Kyushu Electric Power Co., Inc.	(249,500)	(2,417,333)
LIXIL Group Corp.	(34,600)	(818,836)
M3, Inc.	(23,000)	(487,942)
Marui Group Co., Ltd.	(73,100)	(828,350)
Mazda Motor Corp.	(140,100)	(2,838,683)
Minebea Co., Ltd.	(2,000)	(31,457)
Mitsubishi Chemical Holdings Corp.	(49,700)	(288,512)
Mitsubishi Gas Chemical Co., Inc.	(54,000)	(265,750)
Mitsubishi Logistics Corp.	(85,000)	(1,322,877)
Mitsubishi Materials Corp.	(583,000)	(1,959,027)
Mitsubishi UFJ Financial Group, Inc.	(141,900)	(878,845)
Mitsui Chemicals, Inc.	(514,000)	(1,648,291)
Mitsui OSK Lines Ltd.	(735,000)	(2,492,887)
MS&AD Insurance Group Holdings, Inc.	(11,000)	(307,956)
NGK Insulators Ltd.	(58,000)	(1,235,779)
Nintendo Co., Ltd.	(36,300)	(5,326,113)
Nippon Electric Glass Co., Ltd.	(110,000)	(537,590)
Nippon Paint Holdings Co., Ltd.	(13,000)	(475,238)
Nippon Shokubai Co., Ltd.	(24,000)	(351,294)
Nippon Steel & Sumitomo Metal Corp.	(424,000)	(1,066,108)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - (20.5)% (continued)
Nissan Motor Co., Ltd.	(219,400)	$(2,231,419)
Nitto Denko Corp.	(25,100)	(1,676,026)
NSK Ltd.	(33,000)	(481,654)
Obayashi Corp.	(143,000)	(926,933)
Odakyu Electric Railway Co., Ltd.	(130,000)	(1,324,041)
Olympus Corp. †	(30,500)	(1,130,805)
Ono Pharmaceutical Co., Ltd.	(12,200)	(1,376,697)
Panasonic Corp.	(102,300)	(1,343,408)
Rakuten, Inc.	(279,100)	(4,914,433)
Sega Sammy Holdings, Inc.	(13,400)	(195,244)
Seibu Holdings, Inc.	(25,100)	(648,382)
Sharp Corp.	(1,021,000)	(1,999,829)
Shikoku Electric Power Co., Inc. †	(85,100)	(1,047,393)
Shimizu Corp.	(13,000)	(87,891)
Shin-Etsu Chemical Co., Ltd.	(6,900)	(450,488)
Shinsei Bank Ltd.	(577,000)	(1,147,272)
Shionogi & Co., Ltd.	(8,600)	(286,299)
Shizuoka Bank Ltd./The	(1,000)	(9,974)
Showa Shell Sekiyu KK	(32,200)	(294,101)
SoftBank Corp.	(22,200)	(1,292,916)
Sojitz Corp.	(74,500)	(124,545)
Sony Corp. †	(122,400)	(3,273,419)
Sony Financial Holdings, Inc.	(23,700)	(381,238)
Sumco Corp.	(113,300)	(1,897,390)
Sumitomo Dainippon Pharma Co., Ltd.	(16,200)	(191,876)
Sumitomo Electric Industries Ltd.	(7,700)	(100,935)
Sumitomo Mitsui Financial Group, Inc.	(69,400)	(2,658,338)
Sumitomo Mitsui Trust Holdings, Inc.	(697,000)	(2,895,391)
T&D Holdings, Inc.	(8,400)	(115,383)
Taiheiyo Cement Corp.	(132,000)	(403,035)
Taiyo Nippon Sanso Corp.	(29,000)	(394,626)
Takeda Pharmaceutical Co., Ltd.	(14,000)	(698,851)
TDK Corp.	(10,200)	(722,236)
Teijin Ltd.	(158,000)	(536,064)
Terumo Corp.	(47,500)	(1,251,290)
Tobu Railway Co., Ltd.	(172,000)	(814,888)
Tokyo Electric Power Co., Inc. †	(89,400)	(338,374)
Tokyu Corp.	(82,000)	(507,316)
Toray Industries, Inc.	(84,000)	(703,079)
Toshiba Corp.	(329,000)	(1,378,531)
Toyo Seikan Group Holdings Ltd.	(62,400)	(912,704)
Toyota Boshoku Corp.	(35,300)	(440,970)

	SHARES	VALUE (Note 5)
Japan - (20.5)% (continued)
Toyota Tsusho Corp.	(27,000)	$(714,355)
Trend Micro, Inc.	(9,800)	(322,915)
Yahoo Japan Corp.	(839,900)	(3,464,323)
Yakult Honsha Co., Ltd.	(4,000)	(278,650)
Yamato Holdings Co., Ltd.	(10,100)	(232,791)
Yaskawa Electric Corp.	(311,100)	(4,546,491)
Yokogawa Electric Corp.	(204,400)	(2,202,111)

		(139,614,434)

Luxembourg - (0.8)%
Altice SA †	(17,164)	(1,856,276)
ArcelorMittal	(367,331)	(3,446,516)
Millicom International Cellular SA SDR	(3,461)	(250,262)

		(5,553,054)

Netherlands - (1.5)%
Fugro NV CVA	(153,138)	(4,108,940)
Koninklijke KPN NV	(685,374)	(2,323,180)
Randstad Holding NV	(29,150)	(1,767,071)
TNT Express NV	(270,311)	(1,716,962)

		(9,916,153)

Norway - (0.7)%
Aker Solutions ASA 144A †(e)	(69,577)	(361,075)
DNO ASA †	(614,906)	(801,964)
Fred Olsen Energy ASA	(94,144)	(673,292)
Norsk Hydro ASA	(30,544)	(160,549)
Schibsted ASA	(27,741)	(1,604,124)
Seadrill Ltd.	(156,557)	(1,465,937)

		(5,066,941)

Portugal - (0.1)%
Banco Espirito Santo SA (3)†(f)	(216,618)	(27,950)
Jeronimo Martins SGPS SA	(70,959)	(892,932)

		(920,882)

Spain - (2.6)%
Abertis Infraestructuras SA	(1,084)	(19,593)
Applus Services SA †	(11,622)	(130,516)
Banco Bilbao Vizcaya Argentaria SA	(132,002)	(1,333,157)
Banco Popular Espanol SA	(224,031)	(1,095,769)
Bankia SA †	(1,689,556)	(2,354,602)
CaixaBank SA	(384,553)	(1,823,725)
Distribuidora Internacional de Alimentacion SA	(28,455)	(222,062)
Inditex SA	(49,523)	(1,589,970)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Spain - (2.6)% (continued)
Indra Sistemas SA	(344,349)	$(4,036,151)
Mapfre SA	(358,072)	(1,307,365)
Mediaset Espana Comunicacion SA †	(53,201)	(666,009)
Obrascon Huarte Lain SA	(61,977)	(1,318,985)
Zardoya Otis SA	(130,783)	(1,687,917)

		(17,585,821)

Sweden - (1.1)%
Alfa Laval AB	(6,677)	(131,139)
Atlas Copco AB, A Shares	(16,455)	(532,709)
Elekta AB, B Shares	(301,325)	(2,708,672)
Getinge AB, B Shares	(32,955)	(814,278)
Hennes & Mauritz AB, B Shares	(9,197)	(372,642)
Meda AB, A Shares	(15,098)	(238,566)
Modern Times Group MTG, B Shares	(14,462)	(442,881)
Sandvik AB	(106,685)	(1,194,664)
SKF AB, B Shares	(3,503)	(90,451)
SSAB AB, A Shares †	(63,935)	(314,706)
Svenska Handelsbanken AB, A Shares	(3,882)	(174,832)
Trelleborg AB, B Shares	(16,117)	(318,794)

		(7,334,334)

Switzerland - (2.1)%
Adecco SA †	(7,825)	(650,441)
Cie Financiere Richemont SA	(15,380)	(1,235,797)
Clariant AG †	(8,493)	(169,471)
Credit Suisse Group AG †	(116,684)	(3,139,260)
Dufry AG †	(4,210)	(622,430)
EMS-Chemie Holding AG	(1,551)	(630,697)
Holcim Ltd. †	(7,692)	(573,073)
Julius Baer Group Ltd. †	(11,360)	(567,817)
Kuehne + Nagel International AG	(1,308)	(194,201)
Panalpina Welttransport Holding AG	(2,660)	(388,030)
Partners Group Holding AG	(66)	(19,676)
SGS SA	(231)	(440,429)
Sulzer AG †	(14,141)	(1,552,226)
Swatch Group AG/The	(4,368)	(1,847,256)
Syngenta AG	(5,811)	(1,974,163)
UBS Group AG †	(31,259)	(586,141)

		(14,591,108)

United Kingdom - (0.1)%
CNH Industrial NV	(15,568)	(127,584)

	SHARES	VALUE (Note 5)
United Kingdom - (0.1)% (continued)
Subsea 7 SA	(38,096)	$(327,139)

		(454,723)

United States - (0.2)%
Zimmer Holdings, Inc. (1)	(13,591)	(1,597,214)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $241,661,439)		(253,879,360)

RIGHTS - 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA (cost $—) †	(132,002)	(19,019)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $241,661,439)		(253,898,379)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 93.4% (cost $636,412,526)		637,080,532

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6% (g)		44,926,262

NET ASSETS - 100.0%		$682,006,794

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2015, the value of these securities was $274,979,570. In addition, $4,258,045 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period
(d)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $(27,950) or (0.0)% of total net assets.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$431,795	0.1%
Consumer Staples	26,879,578	3.8
Energy	1,083,428	0.2
Financials	(1,834,663)	(0.3)
Health Care	13,201,986	1.9
Industrials	7,345,810	1.1
Information Technology	(5,690,177)	(0.8)
Materials	(3,046,735)	(0.4)
Telecommunication Services	10,845,305	1.6
Utilities	10,910,286	1.6
Money Market Funds	576,953,919	84.6

Total Investments In Securities, At Value	637,080,532	93.4
Other Assets in Excess of Liabilities (g)	44,926,262	6.6

Net Assets	$682,006,794	100.0%

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	10-Year Canadian Bond June Futures	6/2015	CAD	45,510,787	$4,976
Barclays Capital	10-Year Japanese Government Bond June Futures	6/2015	JPY	(30,021,985,900)	(79,684)
Bank of America	30-Year Euro Buxl Bond June Futures	6/2015	EUR	(15,616,955)	(1,203,535)
Goldman Sachs	BIST 30 April Futures	4/2015	TRY	2,160,475	(71,264)
Bank of America	Bovespa Index April Futures	4/2015	BRL	(56,138,198)	(170,769)
CitiBank	Corn May Futures^	4/2015	USD	(9,923,058)	272,201
CitiBank	Corn May Futures^	4/2015	USD	1,873,896	(67,885)
Bank of America	Euro - Bobl June Futures	6/2015	EUR	6,718,814	12,793
Bank of America	Euro - SCHATZ June Futures	6/2015	EUR	(63,475,209)	(36,879)
Bank of America	Euro-Bund June Futures	6/2015	EUR	(239,005,815)	(2,652,988)
CitiBank	Gold 100 OZ June Futures^	5/2015	USD	14,374,200	(175,800)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	480,914,185	1,042,773
Bank of America	H-SHARES Index April Futures	4/2015	HKD	49,201,805	206,491
CitiBank	LME Copper June Futures^	6/2015	USD	2,659,050	62,775
Barclays Capital	Long Gilt June Futures	6/2015	GBP	106,683,815	2,940,474
Bank of America	MSCI Taiwan Stock Index April Futures	4/2015	USD	8,249,511	(130,511)
CitiBank	Soybean May Futures^	4/2015	USD	(15,121,535)	133,485
Bank of America	Swiss Market Index June Futures	6/2015	CHF	(71,606,142)	638,687
Bank of America	Taiwan Stock Exchange April Futures	4/2015	TWD	239,136,276	(48,241)
Bank of America	Tel Aviv 25 Index April Futures	4/2015	ILS	24,624,734	21,479
Bank of America	U.S. Treasury 10-Year Note June Futures	6/2015	USD	87,262,052	780,916
Bank of America	U.S. Treasury 2-Year Note June Futures	6/2015	USD	(52,675,225)	(141,431)
Bank of America	U.S. Treasury 5-Year Note June Futures	6/2015	USD	4,054,027	33,145
Bank of America	U.S. Treasury Long Bond June Futures	6/2015	USD	(11,589,251)	(209,749)
Goldman Sachs	WIG20 Index June Futures	6/2015	PLN	(6,348,104)	(61,998)

					$1,099,461

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts and total return basket swap contracts in the amount of $90,730,000 at March 31, 2015. Money Market Fund is pledged as collateral to Bank of America for total return swap contracts in the amount of $2,470,068 at March 31, 2015. Additional cash held as collateral for Barclays Capital for total return swap contracts in the amount of $2,900,000 at March 31, 2015. Additional cash held as collateral at CitiBank for total return swap contracts in the amount of $2,170,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
174	Goldman Sachs	Gold 100 OZ Futures^	6/2015	$20,893,765	$20,587,680	$(306,085)
13	J.P. Morgan	LME Copper Futures^	4/2015	2,006,805	1,971,310	(35,495)
21	J.P. Morgan	LME Copper Futures^	4/2015	2,958,438	3,183,075	224,637
6	J.P. Morgan	LME Copper Futures^	4/2015	855,018	909,412	54,394
2	J.P. Morgan	LME Copper Futures^	4/2015	270,057	303,158	33,101
17	J.P. Morgan	LME Copper Futures^	5/2015	2,408,330	2,575,959	167,629
33	J.P. Morgan	LME Copper Futures^	5/2015	4,677,998	4,999,063	321,065
27	J.P. Morgan	LME Copper Futures^	5/2015	3,855,787	4,087,800	232,013
16	J.P. Morgan	LME Copper Futures^	5/2015	2,356,077	2,419,800	63,723
26	J.P. Morgan	LME Copper Futures^	6/2015	3,799,986	3,934,450	134,464
27	J.P. Morgan	LME Copper Futures^	6/2015	3,942,502	4,084,425	141,923
283	J.P. Morgan	LME Copper Futures^	6/2015	41,496,747	42,793,137	1,296,390
71	J.P. Morgan	LME Copper Futures^	6/2015	10,802,824	10,722,775	(80,049)
5	J.P. Morgan	LME Copper Futures^	6/2015	760,137	755,125	(5,012)
412	Morgan Stanley and Co., International PLC	Silver Futures^	5/2015	33,826,697	34,191,880	365,183
772	J.P. Morgan	BIST 30 Futures	4/2015	3,203,661	2,922,274	(281,387)
739	Barclays Capital	CAC40 Index Futures	4/2015	39,927,781	40,016,547	88,766
207	Barclays Capital	DAX Index Futures	6/2015	67,048,690	66,831,450	(217,240)
288	Barclays Capital	Hang Seng Index Futures	4/2015	45,590,360	46,341,006	750,646
59	Barclays Capital	H-SHARES Index Futures	4/2015	4,541,277	4,714,962	173,685
54	Barclays Capital	KOSPI Index 200 Futures	6/2015	6,163,496	6,269,052	105,556
49	Barclays Capital	MSCI Singapore Index Futures	4/2015	2,726,910	2,714,308	(12,602)
239	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	8,476,871	8,436,700	(40,171)
846	Barclays Capital	TOPIX Index Futures	6/2015	107,909,694	108,875,724	966,030
2,727	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	732,746,609	733,051,676	305,067
1,587	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	426,523,812	426,626,761	102,949
77	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	20,696,454	20,700,632	4,178
829	J.P. Morgan	90-Day EURODollar Futures	9/2015	206,162,282	206,255,200	92,918
202	J.P. Morgan	90-Day EURODollar Futures	12/2015	50,129,248	50,169,225	39,977
61	J.P. Morgan	90-Day EURODollar Futures	3/2016	15,116,802	15,121,900	5,098

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
346	J.P. Morgan	90-Day Sterling Futures	3/2016	$63,517,222	$63,669,462	$152,240
70	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	6,925,423	7,073,631	148,208

				1,942,317,760	1,947,309,559	4,991,799

Short Contracts:
35	Goldman Sachs	Brent Crude Futures^	4/2015	(2,142,901)	(1,928,850)	214,051
201	Goldman Sachs	Corn Futures^	5/2015	(3,891,151)	(3,781,313)	109,838
13	J.P. Morgan	LME Copper Futures^	4/2015	(2,022,919)	(1,971,310)	51,609
21	J.P. Morgan	LME Copper Futures^	4/2015	(2,970,251)	(3,183,075)	(212,824)
6	J.P. Morgan	LME Copper Futures^	4/2015	(854,524)	(909,412)	(54,888)
2	J.P. Morgan	LME Copper Futures^	4/2015	(270,492)	(303,157)	(32,665)
17	J.P. Morgan	LME Copper Futures^	5/2015	(2,401,185)	(2,575,959)	(174,774)
33	J.P. Morgan	LME Copper Futures^	5/2015	(4,689,998)	(4,999,063)	(309,065)
27	J.P. Morgan	LME Copper Futures^	5/2015	(3,856,846)	(4,087,800)	(230,954)
16	J.P. Morgan	LME Copper Futures^	5/2015	(2,367,938)	(2,419,800)	(51,862)
26	J.P. Morgan	LME Copper Futures^	6/2015	(3,800,476)	(3,934,450)	(133,974)
27	J.P. Morgan	LME Copper Futures^	6/2015	(3,931,798)	(4,084,425)	(152,627)
76	J.P. Morgan	LME Copper Futures^	6/2015	(11,573,924)	(11,492,150)	81,774
71	J.P. Morgan	LME Copper Futures^	6/2015	(10,852,529)	(10,722,775)	129,754
5	J.P. Morgan	LME Copper Futures^	6/2015	(761,484)	(755,125)	6,359
1,079	Goldman Sachs	Natural Gas Futures^	5/2015	(29,898,098)	(28,485,600)	1,412,498
186	Goldman Sachs	Soybean Futures^	5/2015	(9,209,965)	(9,051,225)	158,740
181	Goldman Sachs	WTI Crude Futures^	5/2015	(8,863,192)	(8,615,600)	247,592
135	Barclays Capital	Amsterdam Index Futures	4/2015	(14,387,245)	(14,197,977)	189,268
115	Barclays Capital	Euro Stoxx 50 Index	6/2015	(4,464,820)	(4,489,868)	(25,048)
189	Barclays Capital	FTSE 100 Index Futures	6/2015	(19,117,857)	(18,859,991)	257,866
90	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	4/2015	(2,207,899)	(2,216,890)	(8,991)
482	Barclays Capital	FTSE/JSE Top 40 Index Futures	6/2015	(18,483,398)	(18,435,536)	47,862
259	Barclays Capital	FTSE/MIB Index Futures	6/2015	(31,280,969)	(31,772,895)	(491,926)
230	Barclays Capital	IBEX 35 Index Futures	4/2015	(27,307,205)	(28,416,373)	(1,109,168)
51	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	6/2015	(1,459,988)	(1,457,396)	2,592
373	Barclays Capital	OMXS30 Index Futures	4/2015	(7,108,921)	(7,180,948)	(72,027)
529	Barclays Capital	S&P 500 E-Mini Futures	6/2015	(54,739,527)	(54,508,160)	231,367
446	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	(60,906,985)	(60,940,950)	(33,965)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
268	Barclays Capital	SET50 Index Futures	6/2015	$(1,629,274)	$(1,624,308)	$4,966
328	Barclays Capital	SGX S&P CNX Nifty Index Futures	4/2015	(5,685,937)	(5,601,584)	84,353
182	Barclays Capital	SPI 200 Index Futures	6/2015	(20,566,857)	(20,397,977)	168,880
2,393	J.P. Morgan	90-Day Sterling Futures	9/2015	(440,136,619)	(441,059,690)	(923,071)
827	J.P. Morgan	90-Day Sterling Futures	12/2015	(152,091,740)	(152,334,387)	(242,647)
1,421	J.P. Morgan	Australia 3-Year Bond Futures	6/2015	(121,335,634)	(121,921,604)	(585,970)
898	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(175,349,983)	(175,764,241)	(414,258)
528	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(103,065,376)	(103,391,575)	(326,199)
336	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(65,710,732)	(65,791,323)	(80,591)

				(1,431,396,637)	(1,433,664,762)	(2,268,125)

				$510,921,123	$513,644,797	$2,723,674

Cash held as collateral at Barclays Capital, Goldman Sachs, J.P. Morgan and Morgan Stanley and Co., International PLC for futures contracts was $28,320,019, $2,992,474, $6,796,551 and $2,950,584, respectively at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	16,082,989	$12,285,145	$12,197,012	$(88,133)
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	64,200,000	19,543,569	19,664,510	120,941
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	70,930,943	56,735,543	55,945,791	(789,752)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	11,466,000	11,579,573	11,836,056	256,483
Euro, Expiring 06/17/15	Credit Suisse International	EUR	14,736,009	16,061,974	15,861,564	(200,410)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	11,078,095	16,880,867	16,424,630	(456,237)
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	27,567,000	3,552,710	3,555,327	2,617
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	1,801,000,000	6,437,197	6,434,712	(2,485)
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	923,248,690	14,547,844	14,510,591	(37,253)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	1,511,668,000	$12,484,149	$12,617,653	$133,504
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	7,620,331,040	6,841,401	6,851,851	10,450
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	98,000,000	6,363,460	6,391,417	27,957
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	125,428,000	15,741,174	15,537,623	(203,551)
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	39,055,857	28,556,516	28,981,864	425,348
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	26,390,450	6,988,718	6,946,334	(42,384)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	18,400,000	13,384,021	13,381,911	(2,110)
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	137,312,950	51,693,805	51,802,824	109,019
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	238,736,316	7,594,968	7,631,721	36,753
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	153,322,992	12,688,824	12,481,386	(207,438)

				$319,961,458	$319,054,777	$(906,681)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(5,810,000)	$(4,516,309)	$(4,406,186)	$110,123
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(106,049,430)	(32,912,429)	(32,483,022)	429,407
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(16,832,000)	(13,254,050)	(13,276,005)	(21,955)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(40,481,222)	(41,433,275)	(41,787,718)	(354,443)
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	(21,105,423)	(3,151,240)	(3,045,483)	105,757
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(19,057,000)	(20,970,528)	(20,512,598)	457,930
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(8,682,000)	(12,988,817)	(12,872,127)	116,690
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(31,809,000)	(4,101,519)	(4,102,420)	(901)
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	(90,000,000)	(330,954)	(321,557)	9,397
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	(60,359,091)	(15,145,592)	(15,170,760)	(25,168)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(2,486,360,132)	(20,535,928)	(20,753,253)	(217,325)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	(32,500,000,000)	(29,079,782)	(29,222,506)	(142,724)
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	(580,865,659)	(38,010,677)	(37,883,217)	127,460
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(501,038,398)	(63,365,727)	(62,067,048)	1,298,679
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(6,393,000)	(4,839,557)	(4,744,002)	95,555

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	(1,300,000)	$(348,521)	$(342,178)	$6,343
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(446,266,268)	(52,856,717)	(51,881,370)	975,347
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(25,744,499)	(18,656,487)	(18,723,400)	(66,913)
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	(40,900,000)	(15,403,449)	(15,429,976)	(26,527)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	(4,000,000)	(319,673)	(325,623)	(5,950)

				(392,221,231)	(389,350,449)	2,870,782

				$(72,259,773)	$(70,295,672)	$1,964,101

Cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts in the amount of $1,710,000 at March 31, 2015.

*	Non-deliverable forward. (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	7 -25 months maturity ranging from 02/20/2015 - 02/23/2017	$3,844,773

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Accenture PLC	1,987	$177,439	$8,723
Alkermes PLC	3,609	255,463	(35,422)
Allegion PLC	3,700	216,672	9,657
Medtronic PLC	29,373	2,293,150	(2,350)

			(19,392)

Netherlands
QIAGEN NV	1,918	46,134	2,200

Puerto Rico
Popular, Inc.	8,100	268,596	9,963

Singapore
Avago Technologies Ltd.	19,339	2,164,080	291,586
Flextronics International Ltd.	205,600	2,498,040	107,940

			399,526

Sweden
Autoliv, Inc.	4,502	505,395	24,806

Switzerland
ACE Ltd.	13,293	1,514,206	(32,169)
Allied World Assurance Co. Holdings AG	8,708	350,410	1,393
Garmin Ltd.	14,371	816,417	(133,507)
TE Connectivity Ltd.	35,882	2,549,057	20,812

			(143,471)

United Kingdom
Aon PLC	14,019	1,411,853	(64,347)
Delphi Automotive PLC	55,115	4,326,528	68,343
Noble Corp. PLC	62,037	909,836	(23,948)
Willis Group Holdings PLC	926	44,203	412

			(19,540)

United States
3M Co.	8,624	1,439,518	(16,989)
Abbott Laboratories	6,209	288,160	(497)
AbbVie, Inc.	34,663	2,026,052	3,120
Actavis PLC	6,009	1,723,982	64,416
Activision Blizzard, Inc.	108,972	2,544,931	(68,542)
Acuity Brands, Inc.	5,379	879,413	25,120
Advance Auto Parts, Inc.	6,315	948,702	(3,410)
Aetna, Inc.	39,168	3,790,805	381,762
Aflac, Inc.	9,500	592,086	16,009
AGCO Corp.	11,629	578,682	(24,676)
Agilent Technologies, Inc.	3,144	127,395	3,238
AGL Resources, Inc.	11,844	574,223	13,832
Air Lease Corp.	4,882	186,182	(1,936)
Akamai Technologies, Inc.	27,979	1,968,886	18,882

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alaska Air Group, Inc.	47,552	$3,042,927	$104,064
Alexion Pharmaceuticals, Inc.	2,000	357,940	(11,340)
Alliant Energy Corp.	5,989	379,822	(2,515)
Allstate Corp./The	34,816	2,481,336	(3,482)
Amdocs Ltd.	14,764	750,380	52,781
AMERCO	4,100	1,319,515	35,125
Ameren Corp.	10,802	450,119	5,725
American Airlines Group, Inc.	38,800	1,862,788	185,076
American Electric Power Co., Inc.	59,777	3,459,295	(96,839)
American Express Co.	7,877	622,913	(7,562)
American Financial Group, Inc.	13,578	857,858	13,171
Ameriprise Financial, Inc.	25,108	3,442,608	(157,477)
AmerisourceBergen Corp.	11,201	1,139,929	133,289
Amgen, Inc.	30,870	4,761,389	173,181
Analog Devices, Inc.	1,527	89,803	6,398
ANN, Inc.	21,000	750,960	110,670
ANSYS, Inc.	540	46,617	1,006
Anthem, Inc.	58,435	8,402,258	620,691
AO Smith Corp.	1,797	112,277	5,714
AOL, Inc.	3,264	135,880	(6,593)
Apollo Education Group, Inc.	18,512	482,793	(132,546)
Apple, Inc.	26,937	3,443,357	(91,586)
Archer-Daniels-Midland Co.	85,344	4,037,400	7,906
ARRIS Group, Inc.	62,600	1,656,396	152,431
Arrow Electronics, Inc.	12,777	793,835	(12,521)
Arthur J Gallagher & Co.	1,000	47,717	(967)
Aspen Insurance Holdings Ltd.	5,300	243,641	6,678
Associated Banc-Corp.	2,557	47,948	(388)
Assurant, Inc.	13,527	823,388	7,305
AT&T, Inc.	47,386	1,636,931	(89,778)
Atmos Energy Corp.	25,392	1,342,734	61,443
Atwood Oceanics, Inc.	5,775	182,326	(19,990)
AutoNation, Inc.	14,682	927,168	17,325
AutoZone, Inc.	3,928	2,416,309	263,215
Avery Dennison Corp.	3,563	192,366	(3,848)
Avnet, Inc.	17,819	809,877	(16,932)
Babcock & Wilcox Co./The	6,618	197,481	14,890
Ball Corp.	19,250	1,432,008	(72,188)
BankUnited, Inc.	2,246	73,085	449
Baxter International, Inc.	1,148	80,119	(1,481)
BB&T Corp.	10,577	406,580	5,817

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Becton Dickinson and Co.	6,539	$940,439	$(1,504)
Bed Bath & Beyond, Inc.	5,620	436,449	(4,974)
Bemis Co., Inc.	1,019	47,988	(798)
Best Buy Co., Inc.	63,290	2,519,341	(127,612)
Big Lots, Inc.	54,119	2,645,671	(46,336)
Biogen, Inc.	4,505	1,792,585	109,607
Bio-Techne Corp.	1,557	149,207	6,944
BlackRock, Inc.	100	38,033	(1,449)
Boeing Co./The	1,334	199,993	213
Booz Allen Hamilton Holding Corp.	54,100	1,600,597	(34,943)
Boston Scientific Corp.	13,116	194,641	38,168
Brinker International, Inc.	12,800	762,272	25,696
Broadcom Corp.	31,821	1,452,310	(74,620)
Broadridge Financial Solutions, Inc.	23,283	1,222,868	57,930
Brocade Communications Systems, Inc.	273,210	3,376,839	(135,202)
Bunge Ltd.	4,189	346,514	(1,508)
CA, Inc.	57,672	1,856,356	24,328
Cablevision Systems Corp.	110,400	2,157,085	(136,765)
Cabot Corp.	1,919	91,843	(5,488)
Cadence Design Systems, Inc.	32,000	572,122	17,958
California Resources Corp.	126,700	893,742	70,445
Capital One Financial Corp.	42,551	3,404,080	(50,210)
Cardinal Health, Inc.	18,825	1,626,668	72,665
Carlisle Cos., Inc.	1,628	152,169	(1,368)
Carter’s, Inc.	3,444	285,886	32,580
Caterpillar, Inc.	16,009	1,366,848	(85,648)
CDW Corp.	32,500	1,168,778	41,522
Celanese Corp.	10,649	615,938	(21,085)
Celgene Corp.	12,339	1,446,576	(24,136)
Centene Corp.	32,000	1,923,680	338,400
CenturyLink, Inc.	17,200	669,227	(74,967)
CF Industries Holdings, Inc.	3,110	913,065	(30,820)
Charles River Laboratories International, Inc.	8,838	651,803	48,963
Cheesecake Factory, Inc./The	938	45,231	1,040
Chesapeake Energy Corp.	118,898	1,755,608	(72,013)
Chevron Corp.	22,593	2,539,453	(167,640)
Chubb Corp./The	4,282	433,167	(257)
Church & Dwight Co., Inc.	540	45,562	565
Cigna Corp.	14,941	1,758,139	175,824
Cimarex Energy Co.	3,626	408,070	9,246
Cinemark Holdings, Inc.	7,168	280,125	42,936

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cintas Corp.	24,216	$1,984,296	$(7,544)
Cisco Systems, Inc.	167,484	4,855,883	(245,886)
Cleco Corp.	819	44,169	483
Clorox Co./The	1,647	179,292	2,520
CMS Energy Corp.	16,062	553,139	7,586
Coca-Cola Enterprises, Inc.	7,407	325,019	2,370
Cognizant Technology Solutions Corp.	1,617	97,327	3,557
Comcast Corp.	11,563	679,961	(26,998)
Comerica, Inc.	2,825	131,730	(4,238)
Commerce Bancshares, Inc.	1,161	49,680	(547)
Commercial Metals Co.	34,240	523,872	30,474
Computer Sciences Corp.	30,835	2,056,386	(43,477)
ConocoPhillips	85,942	5,809,292	(458,543)
Consolidated Edison, Inc.	44,304	2,774,279	(71,735)
Constellation Brands, Inc.	4,700	550,404	(4,217)
Convergys Corp.	8,537	179,277	15,964
Con-way, Inc.	20,874	921,587	(417)
Cooper Cos., Inc./The	3,258	532,031	78,583
Corning, Inc.	82,543	2,029,567	(157,492)
CR Bard, Inc.	6,880	1,201,867	(50,499)
Crane Co.	4,851	332,002	(29,252)
Crown Holdings, Inc.	14,120	708,965	53,797
CST Brands, Inc.	17,901	771,700	12,901
CSX Corp.	39,391	1,399,246	(94,616)
Cullen/Frost Bankers, Inc.	710	49,744	(697)
Cummins, Inc.	12,103	1,682,829	(4,869)
CVR Energy, Inc.	2,600	107,874	2,782
CVS Health Corp.	43,288	4,478,251	(10,497)
Cytec Industries, Inc.	3,324	175,540	4,089
Danaher Corp.	2,336	202,765	(4,438)
Deckers Outdoor Corp.	30,867	2,310,727	(61,449)
Delta Air Lines, Inc.	83,112	3,720,093	16,622
Deluxe Corp.	29,054	1,924,796	88,065
Devon Energy Corp.	33,752	2,227,920	(192,337)
DeVry Education Group, Inc.	21,387	778,147	(64,677)
Diamond Offshore Drilling, Inc.	5,100	139,977	(3,348)
Dillard’s, Inc.	10,971	1,370,535	127,117
Discover Financial Services	41,347	2,435,752	(105,848)
DISH Network Corp.	6,700	514,091	(44,689)
Dolby Laboratories, Inc.	3,500	138,950	(5,390)
Dollar General Corp.	3,900	271,284	22,698
Dollar Tree, Inc.	9,706	744,741	42,852
Dominion Resources, Inc.	679	48,934	(814)
Domino’s Pizza, Inc.	2,240	225,501	(269)
Dover Corp.	8,954	665,193	(46,292)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dow Chemical Co./The	28,757	$1,425,484	$(45,724)
DR Horton, Inc.	8,077	221,067	8,965
Dr Pepper Snapple Group, Inc.	59,432	4,582,033	82,191
DST Systems, Inc.	9,440	1,026,034	19,069
DTE Energy Co.	21,579	1,743,724	(2,514)
Dun & Bradstreet Corp./The	2,156	291,879	(15,135)
Eastman Chemical Co.	3,185	241,646	(21,053)
eBay, Inc.	42,529	2,399,274	53,799
Edison International	22,093	1,400,917	(20,767)
Edwards Lifesciences Corp.	7,684	1,042,062	52,601
EI du Pont de Nemours & Co.	4,386	335,222	(21,755)
Electronic Arts, Inc.	75,646	4,227,265	221,855
Eli Lilly & Co.	44,831	3,189,254	67,718
EMC Corp.	92,094	2,606,260	(252,338)
Endurance Specialty Holdings Ltd.	2,948	190,058	(9,817)
Energen Corp.	928	65,461	(4,213)
Energizer Holdings, Inc.	10,520	1,436,716	15,570
Entergy Corp.	45,313	3,550,107	(38,803)
EOG Resources, Inc.	9,252	892,725	(44,410)
EP Energy Corp.	69,200	687,426	37,790
Equifax, Inc.	1,428	132,119	685
Everest Re Group Ltd.	8,020	1,433,976	(38,496)
Eversource Energy	1,647	84,376	(1,169)
Exelon Corp.	50,900	1,684,281	26,468
Expedia, Inc.	44,898	3,982,004	244,245
Express Scripts Holding Co.	1,340	114,155	2,117
Exxon Mobil Corp.	13,536	1,259,525	(108,965)
FactSet Research Systems, Inc.	6,400	975,848	43,032
Fair Isaac Corp.	8,739	742,970	32,354
FedEx Corp.	7,728	1,387,485	(108,888)
Fidelity National Information Services, Inc.	10,526	704,295	12,105
Fifth Third BanCorp.	5,273	102,665	(3,269)
Fiserv, Inc.	24,946	1,964,123	16,589
FleetCor Technologies, Inc.	329	50,278	(625)
FLIR Systems, Inc.	8,684	282,230	(10,594)
FNF Group	2,738	99,587	1,062
Foot Locker, Inc.	96,918	5,199,651	906,183
Franklin Resources, Inc.	6,171	333,913	(17,217)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Frontier Communications Corp.	29,300	$246,706	$(40,141)
Fulton Financial Corp.	3,807	46,535	444
GameStop Corp.	23,137	864,398	13,882
Gannett Co., Inc.	107,359	3,774,230	206,642
Gap, Inc./The	47,518	1,943,961	114,994
Gartner, Inc.	3,700	299,108	11,137
GATX Corp.	5,799	347,418	(11,192)
General Dynamics Corp.	21,398	2,953,994	(49,643)
General Mills, Inc.	9,304	486,971	39,635
Gilead Sciences, Inc.	37,042	3,826,703	(191,771)
Global Payments, Inc.	2,540	232,918	(51)
Google, Inc.	1,889	1,029,524	18,304
Graham Holdings Co.	2,718	2,702,478	150,416
Great Plains Energy, Inc.	9,054	239,840	1,720
H&R Block, Inc.	11,185	393,153	(34,450)
Halliburton Co.	30,638	1,374,727	(30,332)
Hanesbrands, Inc.	73,836	2,205,379	268,865
Hanover Insurance Group, Inc./The	1,569	112,623	1,255
Harris Corp.	10,074	786,981	6,447
Hasbro, Inc.	5,131	320,534	3,951
HCA Holdings, Inc.	44,546	3,087,929	263,267
HCC Insurance Holdings, Inc.	5,948	331,185	5,889
Health Net, Inc.	44,443	2,507,014	181,343
Helix Energy Solutions Group, Inc.	121,978	1,893,956	(69,165)
Helmerich & Payne, Inc.	20,673	1,470,677	(63,466)
Henry Schein, Inc.	2,006	285,494	(5,416)
Herman Miller, Inc.	3,600	114,120	(14,184)
Hershey Co./The	1,228	130,057	(6,140)
Hess Corp.	34,717	2,685,013	(328,770)
Hewlett-Packard Co.	88,805	3,421,657	(654,493)
Hill-Rom Holdings, Inc.	5,390	252,306	11,804
Home Depot, Inc./The	10,744	1,203,328	17,298
Honeywell International, Inc.	12,337	1,283,048	3,824
Hormel Foods Corp.	10,443	581,780	11,905
HSN, Inc.	18,351	1,236,944	15,145
Hubbell, Inc.	479	54,783	(2,275)
Humana, Inc.	18,617	2,884,724	429,475
Huntington Ingalls Industries, Inc.	19,167	2,450,342	235,913
IAC/InterActiveCorp.	19,764	1,294,147	39,330
IDACORP, Inc.	1,897	117,102	2,163

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IDEX Corp.	570	$43,612	$(389)
Illinois Tool Works, Inc.	2,197	215,723	(2,307)
Ingram Micro, Inc.	24,852	665,040	(40,757)
Ingredion, Inc.	14,659	1,190,645	(49,882)
Intel Corp.	163,608	5,465,695	(349,673)
InterDigital, Inc.	9,303	494,557	(22,523)
International Business Machines Corp.	4,432	713,375	(2,039)
International Flavors & Fragrances, Inc.	510	59,772	102
Interpublic Group of Cos., Inc./The	7,400	160,855	2,833
Intersil Corp.	3,983	61,099	(4,063)
Intuit, Inc.	4,827	450,092	17,934
ITC Holdings Corp.	1,309	49,630	(634)
ITT Corp.	6,485	267,052	(8,236)
Jabil Circuit, Inc.	62,930	1,398,934	72,370
Jack Henry & Associates, Inc.	2,665	176,236	10,020
JetBlue Airways Corp.	41,880	734,358	71,832
JM Smucker Co./The	3,653	413,556	9,206
John Wiley & Sons, Inc.	770	48,022	(944)
Johnson & Johnson	16,283	1,635,465	2,605
Johnson Controls, Inc.	8,055	393,487	12,807
JPMorgan Chase & Co.	34,466	2,080,466	7,484
Juniper Networks, Inc.	9,900	236,907	(13,365)
Kellogg Co.	1,870	118,203	5,124
Kemper Corp.	2,000	73,780	4,140
KeyCorp.	31,482	445,470	315
Kimberly-Clark Corp.	15,409	1,714,559	(64,101)
KLA-Tencor Corp.	4,313	275,730	(24,325)
KLX, Inc.	10,800	435,435	(19,203)
Kohl’s Corp.	13,107	919,857	105,765
Kroger Co./The	65,000	4,933,338	49,563
L Brands, Inc.	11,982	1,113,967	15,816
L-3 Communications Holdings, Inc.	3,024	391,033	(10,644)
Lam Research Corp.	27,285	2,219,382	(303,020)
Landstar System, Inc.	4,400	301,092	(9,372)
Lear Corp.	26,810	2,903,255	67,829
Leggett & Platt, Inc.	1,029	45,853	1,573
Leidos Holdings, Inc.	8,744	386,922	(20,024)
Lennar Corp.	5,793	292,025	8,110
Lennox International, Inc.	410	42,956	2,837

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lexmark International, Inc.	51,169	$2,284,696	$(118,200)
Liberty Interactive Corp.	30,700	874,499	21,634
LifePoint Hospitals, Inc.	9,999	703,130	31,297
Lincoln Electric Holdings, Inc.	3,743	258,903	(14,149)
Lincoln National Corp.	47,289	2,765,158	(47,932)
Lockheed Martin Corp.	18,127	3,581,351	97,705
Loews Corp.	10,610	451,243	(18,037)
Lowe’s Cos., Inc.	28,051	2,032,856	53,858
LyondellBasell Industries NV	27,241	2,424,325	(32,565)
M&T Bank Corp.	4,522	560,864	13,430
Macy’s, Inc.	2,598	165,337	3,299
Mallinckrodt PLC	24,338	2,864,936	217,472
ManpowerGroup, Inc.	11,499	900,027	90,612
Marathon Oil Corp.	61,938	1,738,038	(120,837)
Marathon Petroleum Corp.	22,599	2,216,815	97,097
Marriott International, Inc.	21,366	1,757,041	(40,924)
Marsh & McLennan Cos., Inc.	24,024	1,357,596	(10,090)
Marvell Technology Group Ltd.	39,138	639,515	(64,186)
MasterCard, Inc.	8,115	710,225	(9,170)
Mattel, Inc.	13,445	363,284	(56,066)
Maxim Integrated Products, Inc.	4,612	160,036	507
McDonald’s Corp.	2,286	215,684	7,064
McGraw Hill Financial, Inc.	4,019	414,761	804
McKesson Corp.	7,425	1,678,421	1,114
Mentor Graphics Corp.	23,011	557,759	(4,805)
Merck & Co., Inc.	34,705	2,028,665	(33,821)
Meredith Corp.	6,259	341,659	7,405
MetLife, Inc.	49,903	2,570,309	(47,712)
Microchip Technology, Inc.	3,713	189,029	(7,463)
Micron Technology, Inc.	200,065	6,182,983	(755,220)
Microsoft Corp.	106,136	4,461,759	(146,800)
Minerals Technologies, Inc.	3,100	219,541	7,069
Molson Coors Brewing Co.	7,700	576,628	(3,363)
Mondelez International, Inc.	4,500	167,175	(4,770)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Monster Beverage Corp.	5,782	$686,352	$113,848
Moody’s Corp.	6,800	666,944	38,896
Morgan Stanley	39,700	1,465,724	(48,831)
Murphy Oil Corp.	30,943	1,548,465	(106,521)
Murphy USA, Inc.	49,481	3,485,854	95,086
Mylan NV	18,500	1,045,805	52,170
Myriad Genetics, Inc.	36,647	1,231,522	65,781
National Oilwell Varco, Inc.	83,019	4,430,401	(280,282)
Navient Corp.	187,863	4,129,229	(309,974)
NetApp, Inc.	6,588	248,961	(15,350)
New York Community Bancorp., Inc.	16,662	274,090	4,665
Newfield Exploration Co.	85,122	2,764,644	222,287
NewMarket Corp.	210	98,618	1,720
NextEra Energy, Inc.	5,969	617,314	3,760
NiSource, Inc.	1,968	83,758	3,149
Nordstrom, Inc.	6,888	543,463	9,781
Norfolk Southern Corp.	18,542	2,052,043	(143,701)
Northern Trust Corp.	700	49,187	(432)
Northrop Grumman Corp.	37,750	6,257,061	(180,821)
Norwegian Cruise Line Holdings Ltd.	23,500	1,019,900	249,335
Nucor Corp.	7,775	378,487	(8,941)
NVIDIA Corp.	21,465	480,279	(31,124)
Oil States International, Inc.	9,205	398,484	(32,402)
Old Dominion Freight Line, Inc.	5,376	411,183	4,381
Olin Corp.	12,277	333,075	60,280
Omnicom Group, Inc.	1,800	138,960	1,404
ONE Gas, Inc.	2,000	81,645	4,815
Oracle Corp.	68,504	2,941,452	14,496
Orbital ATK, Inc.	11,982	823,760	94,421
O’Reilly Automotive, Inc.	9,136	1,879,275	96,293
Owens & Minor, Inc.	4,342	154,705	(7,772)
PACCAR, Inc.	9,406	606,311	(12,416)
Packaging Corp. of America	12,320	1,012,950	(49,650)
Parker-Hannifin Corp.	6,354	773,356	(18,628)
PartnerRe Ltd.	19,053	2,263,496	(85,167)
Patterson Cos., Inc.	1,916	96,471	(2,989)
Penske Automotive Group, Inc.	1,000	47,955	3,535
People’s United Financial, Inc.	16,370	245,877	2,947
PepsiCo, Inc.	8,934	878,748	(24,479)
Pfizer, Inc.	72,742	2,496,222	34,472
PG&E Corp.	76,929	4,109,967	(27,345)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Phillips 66	22,321	$1,716,485	$37,946
Pilgrim’s Pride Corp.	187,000	4,948,477	(724,147)
Pinnacle Foods, Inc.	26,800	998,716	94,992
Pinnacle West Capital Corp.	12,044	782,499	(14,694)
Plantronics, Inc.	1,198	59,421	4,013
PNC Financial Services Group, Inc./The	35,621	3,304,692	16,610
Polaris Industries, Inc.	809	125,743	(11,593)
Polycom, Inc.	25,300	350,152	(11,132)
PPG Industries, Inc.	2,379	561,087	(24,527)
PPL Corp.	6,199	214,299	(5,641)
Primerica, Inc.	4,600	245,077	(10,937)
Procter & Gamble Co./The	7,366	629,719	(26,149)
Prosperity Bancshares, Inc.	859	45,883	(803)
PTC, Inc.	3,236	111,998	5,048
Public Service Enterprise Group, Inc.	86,707	3,459,132	175,625
Pulte Group, Inc.	64,346	1,474,810	(44,399)
Qorvo, Inc.	11,950	844,534	107,881
Quanta Services, Inc.	25,492	731,111	(3,824)
Quintiles Transnational Holdings, Inc.	6,600	431,020	10,982
Rackspace Hosting, Inc.	16,013	803,048	23,063
Raytheon Co.	21,058	2,243,519	57,067
Regal Entertainment Group	16,430	383,805	(8,544)
Regal-Beloit Corp.	600	45,989	1,963
Reinsurance Group of America, Inc.	26,347	2,357,003	98,274
Reliance Steel & Aluminum Co.	26,196	1,425,062	174,989
RenaissanceRe Holdings Ltd.	3,639	375,472	(12,555)
Rent-A-Center, Inc.	4,412	132,713	(11,648)
Republic Services, Inc.	28,679	1,147,163	16,057
ResMed, Inc.	3,743	248,647	20,025
Restaurant Brands International LP	16	646	94
Rock-Tenn Co.	44,826	3,045,564	(154,287)
Rockwell Automation, Inc.	1,527	179,911	(2,794)
Ross Stores, Inc.	18,470	1,788,820	157,180
Rovi Corp.	5,037	121,190	(29,466)
Royal Caribbean Cruises Ltd.	53,500	4,065,077	313,898
RPM International, Inc.	1,000	49,900	(1,910)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
RR Donnelley & Sons Co.	11,898	$208,215	$20,108
Ryder System, Inc.	22,594	2,126,547	17,397
SCANA Corp.	20,175	1,122,103	(12,680)
Schlumberger Ltd.	749	66,579	(4,082)
Scotts Miracle-Gro Co./The	2,875	190,066	3,048
Seagate Technology PLC	7,576	463,272	(69,093)
SEI Investments Co.	3,568	154,102	3,211
Sempra Energy	1,467	155,883	4,049
Sensient Technologies Corp.	700	45,498	2,718
Sherwin-Williams Co./The	4,391	1,256,265	(7,026)
Signature Bank	350	44,356	997
Signet Jewelers Ltd.	8,852	1,064,276	164,293
Skyworks Solutions, Inc.	38,408	3,269,470	505,653
SM Energy Co.	15,643	740,629	67,801
Snap-on, Inc.	12,037	1,749,416	20,746
Sonoco Products Co.	5,300	248,835	(7,897)
Southern Co./The	1,808	82,336	(2,278)
Southwest Airlines Co.	68,798	2,944,987	102,764
Spectra Energy Corp.	12,200	448,716	(7,442)
Spectrum Brands Holdings, Inc.	15,700	1,484,906	(78,814)
Spirit AeroSystems Holdings, Inc.	17,385	883,521	24,150
StanCorp Financial Group, Inc.	2,306	154,663	3,528
Staples, Inc.	26,642	442,684	(8,819)
Steel Dynamics, Inc.	114,545	2,258,827	43,527
STERIS Corp.	9,102	594,423	45,174
Stryker Corp.	3,833	364,403	(10,809)
Superior Energy Services, Inc.	42,400	937,464	9,752
Symantec Corp.	131,711	3,222,410	(144,983)
Synopsys, Inc.	18,179	820,497	21,555
Sysco Corp.	3,783	149,693	(6,961)
Targa Resources Corp.	4,400	435,864	(14,388)
Target Corp.	5,851	462,052	18,140
Tech Data Corp.	8,092	490,294	(22,819)
Teleflex, Inc.	6,459	739,620	40,821
Telephone & Data Systems, Inc.	4,641	117,371	(1,810)
Tesoro Corp.	28,965	2,496,068	148,147
Texas Instruments, Inc.	10,690	622,158	(10,850)
Textron, Inc.	12,264	540,842	2,821
Thermo Fisher Scientific, Inc.	2,845	364,245	17,952

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Thomson Reuters Corp.	2,700	$107,379	$2,133
Time Warner, Inc.	11,065	930,345	3,983
Time, Inc.	40,200	893,586	8,502
Timken Co./The	2,421	102,989	(968)
TJX Cos., Inc./The	3,683	252,617	5,377
Torchmark Corp.	6,609	356,457	6,509
Toro Co./The	679	46,246	1,366
Total System Services, Inc.	10,281	381,734	10,487
Towers Watson & Co.	6,857	906,564	(171)
Tractor Supply Co.	749	63,343	367
Travelers Cos., Inc./The	35,970	3,883,751	5,685
Trinity Industries, Inc.	57,955	1,878,229	179,753
Tupperware Brands Corp.	3,563	258,460	(12,542)
Tyco International PLC	4,400	189,728	(264)
Tyler Technologies, Inc.	400	47,285	927
Tyson Foods, Inc.	48,240	1,959,991	(112,399)
UGI Corp.	57,184	1,922,397	(58,770)
Union Pacific Corp.	39,229	4,795,542	(546,649)
Unit Corp.	36,820	1,254,089	(223,866)
United Parcel Service, Inc.	3,400	348,534	(18,938)
United Rentals, Inc.	8,945	843,424	(27,998)
United States Steel Corp.	170,139	4,403,192	(251,800)
United Technologies Corp.	8,235	999,070	(33,928)
United Therapeutics Corp.	20,931	3,293,590	315,647
UnitedHealth Group, Inc.	37,703	4,169,842	290,046
Universal Health Services, Inc.	1,767	188,698	19,296
Unum Group	43,181	1,489,255	(32,759)
US Bancorp.	16,484	742,934	(23,078)
Valero Energy Corp.	94,253	5,521,964	474,412
Validus Holdings Ltd.	1,209	50,814	85
Valmont Industries, Inc.	3,084	386,394	(7,432)
Vectren Corp.	5,127	227,793	(1,487)
VeriSign, Inc.	36,032	2,257,185	155,878
Verizon Communications, Inc.	5,264	258,884	(2,895)
VF Corp.	10,720	808,288	(965)
Viacom, Inc.	11,409	791,100	(11,865)
Visa, Inc.	3,596	243,512	(8,298)
Voya Financial, Inc.	8,700	388,255	(13,198)
WABCO Holdings, Inc.	380	41,838	4,856

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wabtec Corp.	838	$75,981	$3,637
Walgreens Boots Alliance, Inc.	11,589	903,942	77,414
Wal-Mart Stores, Inc.	15,985	1,327,258	(12,492)
Walt Disney Co./The	12,374	1,288,381	9,528
Washington Federal, Inc.	2,196	46,601	1,283
Waste Connections, Inc.	1,797	83,848	2,660
Waste Management, Inc.	29,143	1,554,237	26,188
Wells Fargo & Co.	75,443	4,173,650	(69,551)
Werner Enterprises, Inc.	4,338	134,912	1,345
WESCO International, Inc.	1,377	95,757	482
Westar Energy, Inc.	19,120	747,210	(6,118)
Western Digital Corp.	21,245	2,268,329	(334,821)
Western Refining, Inc.	7,400	341,715	23,771
WGL Holdings, Inc.	13,779	736,596	40,539
Whirlpool Corp.	27,759	5,658,158	(49,174)
Williams-Sonoma, Inc.	1,470	120,099	(2,925)
Wisconsin Energy Corp.	949	47,650	(674)
World Fuel Services Corp.	19,955	1,071,184	75,829
Worthington Industries, Inc.	10,002	307,662	(41,508)
WPX Energy, Inc.	61,520	775,152	(102,738)
WR Berkley Corp.	10,249	515,115	2,562
Wyndham Worldwide Corp.	15,700	1,410,249	10,130
Xcel Energy, Inc.	19,976	702,955	(7,591)
Xerox Corp.	68,993	888,357	(1,797)
Xilinx, Inc.	1,557	65,277	584
Yahoo!, Inc.	42,144	1,834,528	38,140
Zebra Technologies Corp.	2,000	178,980	2,450
Zimmer Holdings, Inc.	19,400	2,335,566	(55,678)

			1,334,413

Total of Long Equity Positions			1,588,505

Short Positions

Canada
lululemon athletica, Inc.	(9,700)	(640,200)	19,206

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland
Endo International PLC	(71,296)	$(6,086,539)	$(308,712)
Jazz Pharmaceuticals PLC	(15,762)	(2,705,584)	(17,932)

			(326,644)

Netherlands
Chicago Bridge & Iron Co. NV	(25,000)	(1,019,750)	(211,750)
Core Laboratories NV	(56,621)	(6,181,849)	265,521
Sensata Technologies Holding NV	(45,756)	(2,470,502)	(158,180)

			(104,409)

Norway
Golar LNG Ltd.	(42,600)	(1,404,783)	(12,945)

Panama
Copa Holdings SA	(4,423)	(503,028)	56,437

Switzerland
Weatherford International PLC	(249,225)	(3,082,545)	17,078

United Kingdom
Ensco PLC	(9,420)	(292,679)	94,200
Liberty Global PLC	(16,090)	(850,839)	22,687
Michael Kors Holdings Ltd.	(31,516)	(2,165,432)	93,255
Pentair PLC	(29,040)	(1,947,422)	121,097

			331,239

United States
Aaron’s, Inc.	(2,000)	(61,800)	5,180
Abercrombie & Fitch Co.	(83,527)	(1,853,936)	13,001
ACI Worldwide, Inc.	(9,100)	(184,457)	(12,649)
Acxiom Corp.	(58,600)	(1,133,928)	50,414
Adobe Systems, Inc.	(2,396)	(184,803)	7,643
ADTRAN, Inc.	(26,972)	(614,152)	110,585
Advanced Micro Devices, Inc.	(120,900)	(347,473)	23,461
AECOM	(1,613)	(47,547)	(2,166)
Albemarle Corp.	(23,028)	(1,234,040)	17,240
Alcoa, Inc.	(58,892)	(927,549)	166,664
Alere, Inc.	(9,053)	(402,147)	(40,545)
Align Technology, Inc.	(40,600)	(2,331,042)	147,371
Allegheny Technologies, Inc.	(88,270)	(2,884,639)	235,657
Alliance Data Systems Corp.	(8,440)	(2,389,566)	(110,784)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Allscripts Healthcare Solutions, Inc.	(156,977)	$(1,868,654)	$(8,791)
Alnylam Pharmaceuticals, Inc.	(16,700)	(1,614,556)	(129,258)
Altera Corp.	(25,019)	(906,689)	(166,877)
Amazon.com, Inc.	(12,349)	(4,636,185)	41,122
AMC Networks, Inc.	(3,770)	(259,451)	(29,481)
American Eagle Outfitters, Inc.	(105,118)	(1,526,313)	(269,102)
American International Group, Inc.	(11,679)	(642,228)	2,336
AMETEK, Inc.	(2,626)	(135,239)	(2,731)
Anadarko Petroleum Corp.	(5,288)	(468,887)	30,988
Antero Resources Corp.	(35,000)	(1,272,932)	36,732
Apache Corp.	(14,023)	(936,596)	90,589
Armstrong World Industries, Inc.	(25,827)	(1,339,388)	(144,889)
Artisan Partners Asset Management, Inc.	(47,600)	(2,197,837)	33,941
Ascena Retail Group, Inc.	(14,438)	(199,574)	(9,922)
Ashland, Inc.	(429)	(54,406)	(210)
Assured Guaranty Ltd.	(20,183)	(527,584)	(5,046)
athenahealth, Inc.	(21,000)	(2,757,096)	249,906
Atmel Corp.	(154,765)	(1,301,169)	27,453
Autodesk, Inc.	(6,918)	(422,897)	17,226
Avis Budget Group, Inc.	(16,719)	(1,053,464)	66,792
Avon Products, Inc.	(214,850)	(1,946,541)	229,890
B/E Aerospace, Inc.	(64,857)	(3,994,615)	(131,588)
BancorpSouth, Inc.	(31,175)	(694,579)	(29,305)
Bank of America Corp.	(79,810)	(1,327,240)	98,964
Belden, Inc.	(1,600)	(140,240)	(9,456)
BioMarin Pharmaceutical, Inc.	(27,530)	(2,794,570)	(636,218)
BorgWarner, Inc.	(24,700)	(1,482,040)	(11,816)
Bristol-Myers Squibb Co.	(14,387)	(864,659)	(63,303)
Brookdale Senior Living, Inc.	(75,314)	(2,796,645)	(47,211)
Brown & Brown, Inc.	(14,529)	(472,787)	(8,268)
Bruker Corp.	(95,613)	(1,800,381)	34,409
Brunswick Corp./DE	(7,600)	(428,564)	37,544
Cabela’s, Inc.	(30,716)	(1,632,081)	(87,401)
Cabot Oil & Gas Corp.	(50,449)	(1,416,608)	(73,151)
Cameron International Corp.	(17,817)	(866,084)	62,181
Campbell Soup Co.	(3,923)	(183,989)	1,373

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CarMax, Inc.	(16,956)	$(1,144,191)	$(25,943)
Carnival Corp.	(27,490)	(1,190,042)	(125,080)
Carpenter Technology Corp.	(33,100)	(1,366,496)	79,568
Catamaran Corp.	(55,859)	(2,750,193)	(575,652)
Cathay General Bancorp	(7,200)	(188,856)	(15,984)
CBS Corp.	(12,605)	(758,821)	(5,420)
CenterPoint Energy, Inc.	(17,365)	(375,084)	20,664
Cerner Corp.	(19,559)	(1,376,984)	(55,908)
CH Robinson Worldwide, Inc.	(5,809)	(417,144)	(8,191)
Charles Schwab Corp./The	(117,930)	(3,535,391)	(54,399)
Charter Communications, Inc.	(3,953)	(697,507)	(65,857)
Cheniere Energy, Inc.	(19,277)	(1,466,276)	(25,764)
Chico’s FAS, Inc.	(77,909)	(1,405,622)	27,412
Chipotle Mexican Grill, Inc.	(100)	(67,093)	2,039
Ciena Corp.	(205,879)	(4,165,630)	190,106
Cincinnati Financial Corp.	(11,560)	(606,611)	(9,306)
CIT Group, Inc.	(14,742)	(684,618)	19,459
Citigroup, Inc.	(21,911)	(1,132,580)	3,725
Citrix Systems, Inc.	(6,242)	(400,487)	1,810
CLARCOR, Inc.	(700)	(45,742)	(500)
Clean Harbors, Inc.	(23,334)	(1,179,300)	(145,604)
Coach, Inc.	(109,207)	(4,309,308)	(215,138)
Cobalt International Energy, Inc.	(493,900)	(4,437,767)	(209,832)
Coca-Cola Co./The	(29,049)	(1,214,539)	36,602
Cognex Corp.	(6,000)	(287,706)	(9,834)
Colfax Corp.	(52,905)	(2,740,898)	215,742
Colgate-Palmolive Co.	(27,300)	(1,916,187)	23,205
Community Health Systems, Inc.	(8,470)	(415,538)	(27,273)
CommVault Systems, Inc.	(38,797)	(1,693,464)	(1,965)
Compass Minerals International, Inc.	(5,779)	(532,188)	(6,472)
ConAgra Foods, Inc.	(6,857)	(231,492)	(18,994)
Concho Resources, Inc.	(5,722)	(676,112)	12,817
CONSOL Energy, Inc.	(129,556)	(3,884,713)	271,396
Copart, Inc.	(6,360)	(241,489)	2,544
CoreLogic, Inc.	(5,200)	(184,028)	624
Corporate Executive Board Co./The	(10,800)	(849,993)	(12,495)
CoStar Group, Inc.	(9,900)	(1,860,210)	(98,307)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Costco Wholesale Corp.	(3,414)	$(503,667)	$(13,537)
Coty, Inc.	(30,100)	(670,929)	(59,598)
Covanta Holding Corp.	(22,978)	(491,729)	(23,667)
Cree, Inc.	(47,720)	(1,796,168)	102,585
Darden Restaurants, Inc.	(15,871)	(975,273)	(125,222)
DaVita HealthCare Partners, Inc.	(18,965)	(1,422,935)	(118,540)
Dean Foods Co.	(169,923)	(2,762,948)	(45,879)
Deere & Co.	(5,902)	(530,708)	13,161
Denbury Resources, Inc.	(17,798)	(161,428)	31,680
Dick’s Sporting Goods, Inc.	(3,504)	(188,130)	(11,563)
Diebold, Inc.	(48,922)	(1,697,160)	(37,615)
Discovery Communications, Inc.	(75,535)	(2,388,990)	65,534
Donaldson Co., Inc.	(5,658)	(211,722)	(1,641)
DreamWorks Animation SKG, Inc.	(74,506)	(1,589,213)	(213,832)
Dril-Quip, Inc.	(7,800)	(586,638)	53,196
DSW, Inc.	(74,849)	(2,719,811)	(40,620)
Dunkin’ Brands Group, Inc.	(44,006)	(2,068,282)	(24,643)
E*TRADE Financial Corp.	(62,276)	(1,612,629)	(165,662)
East West Bancorp, Inc.	(1,800)	(73,584)	756
Ecolab, Inc.	(8,688)	(977,533)	(16,201)
Emerson Electric Co.	(26,100)	(1,521,630)	43,848
Envision Healthcare Holdings Inc	(64,700)	(2,388,504)	(92,741)
EQT Corp.	(8,600)	(701,674)	(11,008)
Estee Lauder Cos., Inc./The	(11,862)	(970,022)	(16,422)
Esterline Technologies Corp.	(3,124)	(360,916)	3,468
Expeditors International of Washington, Inc.	(11,642)	(533,902)	(27,009)
F5 Networks, Inc.	(13,131)	(1,498,402)	(10,876)
Facebook, Inc.	(6,889)	(520,808)	(45,571)
Fairchild Semiconductor International, Inc.	(22,456)	(369,626)	(38,624)
Fastenal Co.	(64,094)	(2,663,272)	7,537
Federated Investors, Inc.	(16,900)	(597,246)	24,505
FEI Co.	(30,600)	(2,384,944)	48,940
FireEye, Inc.	(93,900)	(4,024,911)	339,336
First American Financial Corp.	(7,097)	(262,944)	9,723

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Horizon National Corp.	(55,559)	$(813,384)	$19,446
First Niagara Financial Group, Inc.	(283,644)	(2,515,874)	8,461
First Republic Bank	(21,071)	(1,190,301)	(12,643)
First Solar, Inc.	(20,970)	(1,040,531)	(213,265)
FirstEnergy Corp.	(9,163)	(338,390)	17,135
FirstMerit Corp.	(24,200)	(443,828)	(17,424)
Flowers Foods, Inc.	(29,621)	(640,110)	(33,472)
Flowserve Corp.	(27,400)	(1,632,492)	84,666
Fluor Corp.	(14,915)	(860,218)	7,677
FMC Corp.	(49,477)	(3,168,814)	336,255
FMC Technologies, Inc.	(5,001)	(215,193)	30,106
Ford Motor Co.	(55,848)	(899,711)	(1,675)
Forest City Enterprises, Inc.	(6,644)	(169,223)	(332)
Fortinet, Inc.	(46,496)	(1,534,368)	(90,667)
Fortune Brands Home & Security, Inc.	(14,009)	(658,283)	(6,864)
Fossil Group, Inc.	(3,801)	(377,515)	64,123
Freeport-McMoRan, Inc.	(227,804)	(4,492,080)	175,194
FTI Consulting, Inc.	(13,848)	(521,239)	2,493
General Electric Co.	(11,550)	(290,714)	4,158
General Motors Co.	(11,329)	(421,892)	(2,946)
Genesee & Wyoming, Inc.	(5,457)	(517,464)	(8,809)
Genpact Ltd.	(3,432)	(74,406)	(5,388)
Genworth Financial, Inc.	(236,243)	(1,974,638)	247,702
GNC Holdings, Inc.	(34,884)	(1,698,153)	(13,605)
Goodyear Tire & Rubber Co./The	(2,545)	(67,748)	(1,171)
Graco, Inc.	(7,810)	(587,468)	23,899
Groupon, Inc.	(54,064)	(435,756)	45,954
Guess?, Inc.	(19,188)	(346,749)	(9,956)
Hain Celestial Group, Inc./The	(800)	(47,750)	(3,490)
Harley-Davidson, Inc.	(7,999)	(514,496)	28,636
Harman International Industries, Inc.	(2,426)	(332,750)	8,564
Harsco Corp.	(84,578)	(1,447,772)	(12,044)
Hertz Global Holdings, Inc.	(138,491)	(3,253,154)	250,669
Hexcel Corp.	(25,969)	(1,191,198)	(144,128)
Hilton Worldwide Holdings, Inc.	(22,000)	(630,300)	(21,340)
HMS Holdings Corp.	(92,438)	(1,828,424)	400,257
HollyFrontier Corp.	(15,134)	(630,634)	21,188
Hologic, Inc.	(45,291)	(1,381,828)	(113,907)
HomeAway, Inc.	(78,735)	(2,366,400)	(9,035)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Huntington Bancshares, Inc.	(42,501)	$(454,761)	$(14,875)
Huntsman Corp.	(15,678)	(381,132)	33,551
IDEXX Laboratories, Inc.	(359)	(56,008)	549
IHS, Inc.	(979)	(116,599)	5,228
Illumina, Inc.	(15,055)	(2,873,024)	78,213
Incyte Corp.	(34,105)	(2,653,369)	(472,695)
Informatica Corp.	(7,847)	(344,169)	39
Ingersoll-Rand PLC	(1,827)	(123,798)	(585)
Integrated Device Technology, Inc.	(2,298)	(47,905)	1,899
Intuitive Surgical, Inc.	(6,031)	(3,084,008)	38,172
Itron, Inc.	(23,383)	(829,259)	(24,455)
Jacobs Engineering Group, Inc.	(8,046)	(348,891)	(14,467)
Janus Capital Group, Inc.	(54,942)	(947,749)	3,297
Jarden Corp.	(955)	(49,608)	(911)
JB Hunt Transport Services, Inc.	(539)	(44,866)	(1,162)
JDS Uniphase Corp.	(181,356)	(2,404,344)	24,954
Joy Global, Inc.	(8,128)	(359,989)	41,534
Kansas City Southern	(7,657)	(913,097)	131,471
Kate Spade & Co.	(77,800)	(2,517,241)	(80,501)
KB Home	(42,584)	(617,894)	(47,268)
KBR, Inc.	(69,411)	(1,082,740)	77,669
Kennametal, Inc.	(11,100)	(390,054)	16,095
Keurig Green Mountain, Inc.	(21,119)	(2,652,777)	293,151
Kinder Morgan, Inc.	(10,600)	(446,260)	424
Kosmos Energy Ltd.	(111,700)	(989,005)	105,458
Laboratory Corp. of America Holdings	(3,118)	(365,617)	(27,532)
Laredo Petroleum, Inc.	(77,181)	(1,066,641)	60,201
Las Vegas Sands Corp.	(46,574)	(2,814,467)	251,034
Legg Mason, Inc.	(4,612)	(269,802)	15,220
Leucadia National Corp.	(14,527)	(344,580)	20,774
Level 3 Communications, Inc.	(24,416)	(1,317,675)	3,117
Liberty Broadband Corp.	(2,000)	(109,392)	(3,808)
Life Time Fitness, Inc.	(14,500)	(833,025)	(195,895)
Linear Technology Corp.	(12,200)	(594,750)	23,790
LinkedIn Corp.	(8,157)	(2,167,723)	129,615

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lions Gate Entertainment Corp.	(58,610)	$(1,878,125)	$(109,926)
Live Nation Entertainment, Inc.	(53,900)	(1,369,770)	9,873
LPL Financial Holdings, Inc.	(10,352)	(473,703)	19,665
Madison Square Garden Co./The	(3,566)	(280,074)	(21,788)
Manitowoc Co., Inc./The	(41,985)	(908,437)	3,241
Markel Corp.	(150)	(111,750)	(3,594)
Masco Corp.	(35,635)	(953,949)	2,494
MDC Holdings, Inc.	(12,500)	(345,750)	(10,500)
MDU Resources Group, Inc.	(48,300)	(1,020,300)	(10,422)
Mead Johnson Nutrition Co.	(7,307)	(756,201)	21,629
Medivation, Inc.	(7,408)	(780,285)	(175,866)
MEDNAX, Inc.	(2,999)	(212,659)	(4,798)
MGM Resorts International	(96,401)	(2,038,931)	11,618
Michaels Cos., Inc./The	(1,700)	(47,606)	1,604
Middleby Corp./The	(1,700)	(176,978)	2,473
Mohawk Industries, Inc.	(479)	(82,120)	(6,854)
Monsanto Co.	(9,589)	(1,195,365)	116,219
Mosaic Co./The	(14,839)	(771,776)	88,292
Motorola Solutions, Inc.	(41,816)	(2,855,834)	67,961
MRC Global, Inc.	(101,600)	(1,255,814)	51,854
MSC Industrial Direct Co., Inc.	(928)	(71,558)	4,556
MSCI, Inc.	(859)	(49,151)	(3,515)
Nabors Industries Ltd.	(6,200)	(74,185)	(10,445)
National Fuel Gas Co.	(1,200)	(77,880)	5,484
Navistar International Corp.	(88,419)	(2,529,357)	(79,003)
NCR Corp.	(80,160)	(2,337,807)	(27,715)
Netflix, Inc.	(8,300)	(3,900,668)	442,141
NetSuite, Inc.	(15,248)	(1,489,624)	75,220
New York Times Co./The	(43,872)	(625,553)	21,874
Newell Rubbermaid, Inc.	(1,249)	(49,334)	536
News Corp.	(13,446)	(230,061)	14,791
Nielsen NV	(21,115)	(952,920)	11,824
NIKE, Inc.	(6,977)	(640,907)	(59,095)
Noble Energy, Inc.	(25,600)	(1,300,736)	48,896
Nordson Corp.	(3,267)	(253,781)	(2,156)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NorthStar Asset Management Group, Inc.	(15,000)	$(365,821)	$15,721
Nuance Communications, Inc.	(31,324)	(441,668)	(7,831)
Occidental Petroleum Corp.	(8,148)	(608,159)	13,355
Oceaneering International, Inc.	(5,061)	(262,970)	(9,970)
Ocwen Financial Corp.	(60,158)	(566,087)	69,783
OGE Energy Corp.	(16,412)	(514,882)	(3,901)
Old Republic International Corp.	(5,916)	(88,326)	(59)
Omnicare, Inc.	(3,241)	(250,853)	1,102
ON Semiconductor Corp.	(27,303)	(327,363)	(3,276)
ONEOK, Inc.	(45,947)	(2,203,838)	(12,646)
Oshkosh Corp.	(1,400)	(65,478)	(2,828)
Owens Corning	(15,092)	(602,925)	(52,067)
Owens-Illinois, Inc.	(53,206)	(1,333,010)	92,246
PacWest Bancorp	(15,700)	(736,801)	628
Pall Corp.	(1,189)	(122,943)	3,579
Palo Alto Networks, Inc.	(14,652)	(2,005,712)	(134,652)
Pandora Media, Inc.	(68,818)	(1,032,958)	(82,582)
Panera Bread Co.	(2,108)	(323,957)	(13,312)
Patterson-UTI Energy, Inc.	(87,100)	(1,602,445)	(32,858)
PBF Energy, Inc.	(52,600)	(1,576,948)	(207,244)
Peabody Energy Corp.	(484,206)	(3,546,601)	1,164,307
PerkinElmer, Inc.	(7,187)	(332,902)	(34,641)
Perrigo Co PLC	(3,920)	(595,448)	(53,508)
Pitney Bowes, Inc.	(29,806)	(677,788)	(17,287)
PolyOne Corp.	(1,500)	(60,450)	4,425
Post Holdings, Inc.	(106,385)	(5,189,790)	206,717
Precision Castparts Corp.	(19,008)	(3,952,303)	(39,377)
Priceline Group, Inc./The	(1,551)	(1,833,441)	27,845
Principal Financial Group, Inc.	(6,109)	(316,385)	2,566
Progressive Corp./The	(28,213)	(754,416)	(12,978)
Prudential Financial, Inc.	(3,259)	(263,816)	2,086
PVH Corp.	(7,077)	(755,470)	1,345
QEP Resources, Inc.	(79,200)	(1,820,808)	169,488
QUALCOMM, Inc.	(6,000)	(422,617)	6,577
Quest Diagnostics, Inc.	(629)	(45,131)	(3,208)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ralph Lauren Corp.	(659)	$(89,848)	$3,190
Range Resources Corp.	(68,193)	(3,576,041)	27,277
Red Hat, Inc.	(9,133)	(626,524)	(65,301)
Regeneron Pharmaceuticals, Inc.	(1,868)	(755,008)	(88,356)
Regions Financial Corp.	(25,154)	(243,491)	5,785
Rite Aid Corp.	(86,900)	(712,580)	(42,581)
Riverbed Technology, Inc.	(126,100)	(2,632,909)	(3,842)
Robert Half International, Inc.	(759)	(46,373)	439
Rockwell Collins, Inc.	(2,096)	(186,146)	(16,223)
Rosetta Resources, Inc.	(59,134)	(1,412,711)	406,251
Rowan Cos. PLC	(15,828)	(391,110)	110,796
RPC, Inc.	(68,300)	(934,217)	59,294
Salesforce.com, Inc.	(61,200)	(3,798,684)	(290,088)
Sally Beauty Holdings, Inc.	(12,487)	(416,816)	(12,362)
SanDisk Corp.	(13,046)	(1,085,971)	255,985
Santander Consumer USA Holdings, Inc.	(22,000)	(484,405)	(24,675)
SBA Communications Corp.	(12,283)	(1,498,115)	59,775
Scripps Networks Interactive, Inc.	(10,609)	(773,065)	45,712
Seadrill Ltd.	(272,625)	(3,185,641)	636,597
Sealed Air Corp.	(22,720)	(1,059,888)	24,765
Seattle Genetics, Inc.	(49,847)	(1,697,654)	(64,437)
SeaWorld Entertainment, Inc.	(92,700)	(1,733,116)	(54,140)
Semtech Corp.	(36,858)	(1,001,226)	19,144
Service Corp. International	(48,213)	(1,195,682)	(60,266)
ServiceNow, Inc.	(17,305)	(1,330,408)	(32,880)
Silicon Laboratories, Inc.	(3,716)	(183,976)	(4,685)
Sirius XM Holdings, Inc.	(804,013)	(3,127,616)	56,287
Sirona Dental Systems, Inc.	(2,955)	(268,462)	2,541
Six Flags Entertainment Corp.	(18,017)	(817,792)	(54,411)
SLM Corp.	(22,200)	(203,682)	(2,334)
SolarWinds, Inc.	(13,895)	(696,139)	(15,840)
Solera Holdings, Inc.	(20,540)	(1,136,478)	75,382
Sotheby’s	(66,288)	(2,896,332)	95,001
Southwestern Energy Co.	(17,104)	(457,771)	61,129
Spirit Airlines, Inc.	(16,100)	(1,260,469)	14,973
Splunk, Inc.	(45,366)	(2,895,712)	210,045

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sprint Corp.	(452,320)	$(2,336,100)	$192,103
Sprouts Farmers Market, Inc.	(68,400)	(2,359,027)	(50,705)
Stanley Black & Decker, Inc.	(5,274)	(518,540)	15,611
Starbucks Corp.	(19,044)	(1,752,619)	(50,847)
Starwood Hotels & Resorts Worldwide, Inc.	(2,800)	(225,792)	(8,008)
SunEdison, Inc.	(221,057)	(4,942,799)	(362,569)
SunPower Corp.	(3,400)	(96,849)	(9,605)
SunTrust Banks, Inc.	(5,720)	(238,352)	3,318
SUPERVALU, Inc.	(42,900)	(441,870)	(57,057)
SVB Financial Group	(5,450)	(689,698)	(2,671)
Synovus Financial Corp.	(68,232)	(1,926,189)	15,011
T Rowe Price Group, Inc.	(619)	(50,998)	872
Tableau Software, Inc.	(14,000)	(1,375,261)	79,981
Taylor Morrison Home Corp.	(50,900)	(967,662)	(93,603)
TCF Financial Corp.	(9,561)	(152,116)	1,817
Teekay Corp.	(49,009)	(2,239,317)	(43,032)
Tempur Sealy International, Inc.	(47,559)	(2,676,049)	(70,007)
Tenet Healthcare Corp.	(121,988)	(5,597,174)	(442,452)
Teradata Corp.	(11,978)	(539,968)	11,259
Terex Corp.	(26,358)	(670,548)	(30,312)
Tesla Motors, Inc.	(16,828)	(3,270,612)	93,990
Thor Industries, Inc.	(799)	(47,989)	(2,516)
Thoratec Corp.	(54,056)	(2,178,782)	(85,624)
Tidewater, Inc.	(11,322)	(338,075)	121,372
Tiffany & Co.	(29,522)	(2,568,714)	(29,517)
T-Mobile US, Inc.	(83,900)	(2,667,026)	8,235
Toll Brothers, Inc.	(26,789)	(1,020,197)	(33,682)
TransDigm Group, Inc.	(3,414)	(710,727)	(35,984)
Trimble Navigation Ltd.	(100,090)	(2,625,603)	103,335
TripAdvisor, Inc.	(33,925)	(2,856,706)	35,164
Triumph Group, Inc.	(12,146)	(723,294)	(2,065)
Twenty-First Century Fox, Inc.	(36,346)	(1,274,291)	44,342
Twitter, Inc.	(88,100)	(4,143,687)	(268,361)
Ulta Salon Cosmetics & Fragrance, Inc.	(10,002)	(1,359,372)	(149,430)
Umpqua Holdings Corp.	(120,000)	(2,029,200)	(32,400)
Under Armour, Inc.	(9,157)	(667,545)	(71,882)
United Continental Holdings, Inc.	(12,968)	(842,012)	(30,086)
United Natural Foods, Inc.	(4,900)	(392,049)	14,553

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Urban Outfitters, Inc.	(36,258)	$(1,509,465)	$(145,713)
USG Corp.	(104,500)	(3,019,405)	229,255
Valspar Corp./The	(1,348)	(117,883)	4,610
Vantiv, Inc.	(7,037)	(268,039)	2,744
Varian Medical Systems, Inc.	(1,048)	(97,317)	(1,289)
VCA, Inc.	(900)	(47,400)	(1,938)
Veeva Systems, Inc.	(3,700)	(92,653)	(1,808)
VeriFone Systems, Inc.	(90,455)	(3,228,339)	72,364
Verisk Analytics, Inc.	(9,467)	(639,591)	(36,353)
Vertex Pharmaceuticals, Inc.	(22,153)	(2,538,083)	(75,307)
Visteon Corp.	(539)	(54,126)	2,167
VMware, Inc.	(7,257)	(609,153)	14,006
Waddell & Reed Financial, Inc.	(22,154)	(1,104,019)	6,509
Waters Corp.	(479)	(57,475)	(2,074)
Watsco, Inc.	(400)	(47,267)	(3,013)
Webster Financial Corp.	(7,157)	(246,129)	(19,038)
WellCare Health Plans, Inc.	(25,855)	(2,121,403)	(243,296)
Wendy’s Co./The	(72,627)	(801,802)	10,168
Western Union Co./The	(56,912)	(1,098,402)	(85,937)
Westlake Chemical Corp.	(714)	(48,083)	(3,282)
WEX, Inc.	(7,258)	(767,930)	(11,289)
WhiteWave Foods Co./The	(19,300)	(763,061)	(92,701)
Whiting Petroleum Corp.	(40,831)	(1,573,773)	312,095
Williams Cos., Inc./The	(20,167)	(1,001,292)	(18,957)
Woodward, Inc.	(4,545)	(222,796)	(9,045)
Workday, Inc.	(34,300)	(3,010,962)	115,699
WR Grace & Co.	(39,410)	(3,902,515)	6,048
WW Grainger, Inc.	(800)	(187,072)	(1,576)
Wynn Resorts Ltd.	(5,022)	(735,952)	103,783
Xylem, Inc.	(14,384)	(516,098)	12,370
Yelp, Inc.	(57,100)	(2,751,649)	47,964
Yum! Brands, Inc.	(12,947)	(984,619)	(34,568)
Zions Bancorporation	(62,959)	(1,674,395)	(25,498)
Zoetis, Inc.	(14,300)	(660,660)	(1,287)
Zynga, Inc.	(424,643)	(985,172)	(225,061)

			1,703,170

Total of Short Equity Positions			1,683,132

Total of Long and Short Equity Positions			3,271,637

Net Cash and Other Receivables/ (Payables) (b)			573,136

Swaps, at Value			$3,844,773

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-25 months maturity ranging from 04/02/2015 - 02/21/2017	$1,208,169

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	20,127	$1,135,142	$63,747

South Africa
Investec PLC	139,931	1,193,969	(33,446)
Mondi PLC	68,771	1,267,655	53,918

			20,472

Switzerland
Wolseley PLC	11,149	643,552	15,404

United Kingdom
3i Group PLC	48,760	351,584	(3,177)
Amlin PLC	77,901	583,423	(39)
Ashtead Group PLC	117,126	1,890,064	(11,622)
Associated British Foods PLC	62,438	2,727,277	(121,542)
AstraZeneca PLC	12,589	851,381	12,457
Aviva PLC	423,397	3,422,024	(33,627)
Babcock International Group PLC	58,029	913,495	(66,976)
BAE Systems PLC	356,828	2,770,201	(4,940)
Barratt Developments PLC	351,232	2,514,098	232,096
Berkeley Group Holdings PLC	6,932	261,200	9,674
Booker Group PLC	92,625	209,895	(10,308)
British American Tobacco PLC	13,518	733,702	(33,685)
BT Group PLC	298,718	1,957,047	(16,023)
Bunzl PLC	67,599	1,885,316	(52,607)
Capita PLC	23,454	395,659	(7,945)
Carphone Warehouse Group PLC	102,429	652,086	(25,647)
Close Brothers Group PLC	4,569	105,309	81
Cobham PLC	78,654	387,745	(33,434)
Compass Group PLC	106,725	1,763,374	89,292
Direct Line Insurance Group PLC	366,152	1,724,496	3,373
easyJet PLC	54,762	1,428,223	95,881
G4S PLC	227,719	947,559	50,630
GKN PLC	295,577	1,652,806	(84,954)
GlaxoSmithKline PLC	5,898	135,451	321
Hays PLC	118,615	278,412	(10,701)
Henderson Group PLC	55,051	210,497	18,048
Hikma Pharmaceuticals PLC	40,913	1,426,139	(138,452)
HSBC Holdings PLC	292,021	2,618,367	(129,932)
ICAP PLC	45,044	329,803	21,518
Imperial Tobacco Group PLC	87,251	3,956,698	(129,322)
Inchcape PLC	148,969	1,613,054	138,241
Inmarsat PLC	100,038	1,327,328	42,655
Intermediate Capital Group PLC	121,981	896,614	13,207
International Consolidated Airlines Group SA	140,279	1,224,341	25,996
ITV PLC	154,008	527,176	49,438

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Kingfisher PLC	178,602	$904,312	$103,373
Legal & General Group PLC	197,608	793,287	20,531
Marks & Spencer Group PLC	3,730	27,030	2,470
Meggitt PLC	19,141	158,614	(3,023)
National Grid PLC	169,850	2,223,462	(39,862)
Next PLC	15,004	1,609,124	(48,731)
Pennon Group PLC	11,200	141,796	(4,997)
Persimmon PLC	108,142	2,675,027	(10,036)
Persimmon PLC	18,795	(198)	26,685
Provident Financial PLC	50,100	1,991,738	6,816
Reckitt Benckiser Group PLC	8,406	708,651	13,471
Rentokil Initial PLC	489,134	918,606	73,135
Rexam PLC	47,938	389,398	21,447
Rightmove PLC	11,988	454,953	76,880
Rotork PLC	5,794	205,026	7,404
Royal Mail PLC	29,206	189,885	(449)
Sage Group PLC/The	50,464	347,658	933
Shire PLC	4,505	346,483	12,670
Sky PLC	222,667	3,086,977	188,897
Smith & Nephew PLC	25,517	446,214	(11,109)
SSE PLC	107,503	2,480,276	(94,467)
Standard Chartered PLC	4,361	60,965	9,669
Tate & Lyle PLC	3,100	26,460	966
Taylor Wimpey PLC	520,774	1,115,159	78,651
Travis Perkins PLC	34,420	1,013,303	(19,492)
UBM PLC	8,044	63,657	(656)
United Utilities Group PLC	70,551	994,282	(18,754)
Whitbread PLC	14,622	1,079,078	56,319
WPP PLC	48,414	1,040,419	59,093

			395,809

Total of Long Equity Positions			495,432

Short Positions

Australia
BHP Billiton PLC	(30,632)	(678,426)	6,197

Switzerland
Coca-Cola HBC AG	(19,754)	(359,566)	4,222
Glencore PLC	(131,365)	(563,538)	8,948

			13,170

United Kingdom
Aberdeen Asset Management PLC	(75,523)	(509,576)	(4,230)
Admiral Group PLC	(75,827)	(1,595,351)	(121,573)
Aggreko PLC	(9,947)	(243,125)	18,119
Anglo American PLC	(80,258)	(1,229,807)	31,157
Antofagasta PLC	(74,788)	(824,122)	15,044
ASOS PLC	(79,613)	(3,803,366)	(458,064)
Barclays PLC	(123,969)	(474,437)	26,967
BG Group PLC	(149,303)	(2,137,873)	305,367
Burberry Group PLC	(86,153)	(2,379,836)	167,384

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Centrica PLC	(933,218)	$(3,529,011)	$38,490
Croda International PLC	(16,152)	(663,225)	8,131
Diageo PLC	(64,260)	(1,797,004)	21,221
Drax Group PLC	(373,816)	(2,187,456)	179,696
DS Smith PLC	(77,487)	(380,425)	(15,229)
Evraz PLC	(60,508)	(171,506)	3,527
Experian PLC	(172,458)	(3,022,634)	167,935
Hargreaves Lansdown PLC	(233,800)	(3,636,013)	(351,967)
IMI PLC	(153,252)	(3,255,715)	363,808
Indivior PLC	(16,812)	(47,442)	195
Intertek Group PLC	(21,357)	(795,105)	4,025
John Wood Group PLC	(43,160)	(422,604)	17,519
Johnson Matthey PLC	(9,709)	(496,844)	10,391
Kazakhmys PLC	(301,633)	(1,059,252)	101,208
Lloyds Banking Group PLC	(1,761,485)	(2,009,377)	(32,426)
Melrose Industries PLC	(364,345)	(1,636,847)	140,438
Ocado Group PLC	(77,969)	(410,861)	4,542
Old Mutual PLC	(250,793)	(806,382)	(16,888)
Pearson PLC	(15,459)	(313,972)	(18,763)
Petrofac Ltd.	(118,566)	(1,582,554)	(86,636)
Premier Oil PLC	(382,570)	(804,718)	60,637
Prudential PLC	(3,763)	(89,774)	(3,606)
Rolls-Royce Holdings PLC	(1,068,480)	18	(1,602)
Rolls-Royce Holdings PLC	(17,041)	(232,871)	(7,474)
RSA Insurance Group PLC	(55,739)	(368,783)	21,360
SABMiller PLC	(17,797)	(939,299)	7,061
Serco Group PLC	(279,226)	—	(169,824)
Serco Group PLC	(279,226)	(804,429)	237,717
Severn Trent PLC	(11,945)	(359,468)	(4,646)
Spirax-Sarco Engineering PLC	(6,785)	(315,032)	(28,048)
Sports Direct International PLC	(100,443)	(1,012,545)	109,830
St. James’s Place PLC	(103,886)	(1,384,833)	(52,034)
Standard Life PLC	(75,260)	(14)	(81,484)
Standard Life PLC	(61,576)	(451,013)	18,337
Tesco PLC	(1,652,159)	(5,975,381)	77,907
Thomas Cook Group PLC	(416,142)	(891,423)	(4,723)
Vedanta Resources PLC	(193,142)	(1,474,623)	47,579
Vodafone Group PLC	(72,155)	(247,693)	11,578
Weir Group PLC/The	(18,751)	(518,693)	45,538
William Hill PLC	(248,902)	(1,434,502)	67,715
WM Morrison Supermarkets PLC	(134,743)	(372,272)	(12,815)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)

			$858,391

Total of Short Equity Positions			877,758

Total of Long and Short Equity Positions			1,373,190

Net Cash and Other Receivables/ (Payables) (b)			(165,021)

Swaps, at Value			$1,208,169

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	23-25 months maturity 02/21/2017	$(113,208)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Accor SA	605	$29,327	$2,221
Aeroports de Paris	6,084	683,999	43,187
Air Liquide SA	151	18,840	600
AtoS	2,210	159,005	(6,877)
BNP Paribas SA	1,459	77,488	11,286
Cap Gemini SA	9,016	622,980	116,707
Christian Dior SE	5,458	983,038	44,255
Cie Generale des Etablissements Michelin	19,786	1,778,696	188,922
CNP Assurances	8,022	136,798	3,801
Credit Agricole SA	69,308	889,974	128,504
Danone SA	6,505	403,377	35,111
Dassault Systemes	3,252	202,190	17,887
Eiffage SA	3,706	194,933	25,631
Electricite de France SA	80,446	2,043,986	(115,029)
Eutelsat Communications SA	6,337	212,248	(2,042)
GDF Suez	10,194	205,262	(4,002)
Iliad SA	3,672	885,685	(28,202)
Imerys SA	11,087	788,443	25,045
Ingenico	704	70,712	6,503
Lagardere SCA	20,798	539,977	85,115
L’Oreal SA	26,589	4,847,477	49,969
Natixis SA	11,036	73,224	9,442
Neopost SA	15,334	752,482	90,446
Orange SA	19,513	337,297	(23,926)
Pernod Ricard SA	1,437	160,034	9,880
Publicis Groupe SA	5,233	391,445	12,316
Rexel SA	26,532	452,924	47,358
Safran SA	8,405	545,369	41,901
Sanofi	16,157	1,486,179	109,471
SCOR SE	36,712	1,103,253	134,959
SES SA	8,644	298,891	7,541
Societe BIC SA	5,796	808,786	16,339
Societe Generale SA	11,713	483,130	82,398
Sodexo SA	3,164	296,061	12,535
Suez Environnement Co.	90,219	1,574,078	(20,822)
Teleperformance	6,444	444,247	(2,629)
Thales SA	9,109	492,500	12,890
TOTAL SA	21,496	1,092,976	(24,474)
Valeo SA	5,605	793,826	42,189
Vinci SA	15,252	860,804	10,600
Vivendi SA	16,000	386,915	10,330
Zodiac Aerospace	5,524	178,350	4,421

			1,211,757

Total of Long Equity Positions			1,211,757

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

France
Airbus Group NV	(32,892)	$(1,784,392)	$(353,947)
Alcatel-Lucent	(818,937)	(2,994,131)	(84,630)
Arkema SA	(8,763)	(623,154)	(70,839)
Bollore SA	(161,459)	(864,711)	4,421
Bouygues SA	(16,869)	(634,642)	(27,563)
Bureau Veritas SA	(18,865)	(399,868)	(4,876)
Carrefour SA	(6,824)	(212,492)	(15,477)
Cie de Saint-Gobain	(34,734)	(1,505,274)	(19,802)
Edenred	(13,619)	(355,475)	15,683
Essilor International SA	(1,865)	(189,753)	(24,378)
Etablissements Maurel et Prom	(6,634)	(58,310)	9,855
Faurecia	(6,450)	(269,922)	(11,337)
JCDecaux SA	(6,180)	(209,606)	1,501
Kering	(244)	(46,890)	(744)
Legrand SA	(4,111)	(207,238)	(15,446)
Peugeot SA	(170,566)	(2,459,144)	(391,970)
Remy Cointreau SA	(30,781)	(2,163,964)	(103,045)
Renault SA	(8,472)	(737,086)	(32,426)
Schneider Electric SE	(11,637)	(865,076)	(40,501)
Societe Television Francaise 1	(11,414)	(178,243)	(23,289)
Technip SA	(9,248)	(563,770)	4,379
Vallourec SA	(112,952)	(2,790,234)	33,358
Veolia Environnement SA	(86,448)	(1,514,212)	(120,830)

			(1,271,903)

Total of Short Equity Positions			(1,271,903)

Total of Long and Short Equity Positions			(60,146)

Net Cash and Other Receivables/ (Payables) (b)			(53,062)

Swaps, at Value			$(113,208)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedules of Investments.

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

LONG INVESTMENTS - 110.1%	SHARES	VALUE (Note 5)
COMMON STOCKS - 23.7%

Belgium - 0.9%
Belgacom SA	2,147	$75,120
bpost SA	7,246	203,364
Colruyt SA	63	2,742
Delhaize Group SA	802	72,052

		353,278

Denmark - 0.3%
Danske Bank A/S (a)	468	12,338
GN Store Nord A/S (a)	387	8,641
H Lundbeck A/S †	672	14,156
Jyske Bank A/S †(a)	1,320	55,493
Pandora A/S (a)	51	4,643
William Demant Holding A/S †(a)	44	3,736

		99,007

Finland - 0.4%
Elisa OYJ	24	603
Fortum OYJ	1,767	37,019
Kesko OYJ, B Shares	1,087	46,405
Neste Oil OYJ	985	25,846
Orion OYJ, Class B	2,266	63,873
Wartsila OYJ	99	4,379

		178,125

Germany - 2.1%
Allianz SE (a)	12	2,083
Aurubis AG (a)	2,115	119,452
Axel Springer SE (a)	479	28,271
Bayerische Motoren Werke AG (a)	132	16,439
Brenntag AG (a)	246	14,697
Continental AG (a)	72	16,956
Deutsche Telekom AG (a)	848	15,510
Fresenius Medical Care AG & Co. KGaA (a)	1,631	135,572
GEA Group AG (a)	51	2,452
Hannover Rueck SE (a)	1,243	128,445
HeidelbergCement AG (a)	136	10,755
HOCHTIEF AG (a)	567	42,903
K+S AG (a)	707	23,036
MAN SE (a)	71	7,474
Merck KGaA (a)	1,044	116,842
MTU Aero Engines AG (a)	88	8,621

	SHARES	VALUE (Note 5)
Germany - 2.1% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	339	$72,845
ProSiebenSat.1 Media AG (a)	71	3,473
RHOEN-KLINIKUM AG (a)	2,341	58,121
Symrise AG (a)	148	9,332

		833,279

Italy - 1.2%
Assicurazioni Generali SpA	761	14,963
Autogrill SpA †	2,909	28,178
Davide Campari-Milano SpA	4,583	31,973
Enel SpA	3,285	14,840
Eni SpA	4,869	84,273
Finmeccanica SpA †	288	3,421
GTECH SpA	1,544	30,586
Hera SpA	25,481	59,804
Mediobanca SpA	9,511	90,997
Pirelli & C. SpA	4,378	72,468
Snam SpA	4,751	23,062
Terna Rete Elettrica Nazionale SpA	3,213	14,148

		468,713

Japan - 13.6%
ABC-Mart, Inc. (a)	1,000	58,485
Air Water, Inc. (a)	1,000	17,858
Aisin Seiki Co., Ltd. (a)	2,200	79,762
Ajinomoto Co., Inc. (a)	2,000	43,877
Alfresa Holdings Corp. (a)	5,300	74,684
ANA Holdings, Inc. (a)	7,000	18,740
Aozora Bank Ltd. (a)	12,000	42,535
Asahi Group Holdings Ltd. (a)	400	12,683
Asahi Kasei Corp. (a)	14,000	133,695
Astellas Pharma, Inc. (a)	2,400	39,324
Bandai Namco Holdings, Inc. (a)	2,600	50,606
Bank of Yokohama Ltd./The (a)	4,000	23,427
Benesse Holdings, Inc. (a)	800	25,166
Brother Industries Ltd. (a)	6,300	100,093
Calbee, Inc. (a)	500	21,706
Canon, Inc. (a)	2,700	95,529
Central Japan Railway Co. (a)	600	108,432
Chiba Bank Ltd./The (a)	1,000	7,329
Chugoku Bank Ltd./The (a)	7,000	104,524
Dai Nippon Printing Co., Ltd. (a)	5,000	48,566
Daicel Corp. (a)	3,700	44,102

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - 13.6% (continued)
Daihatsu Motor Co., Ltd. (a)	1,900	$29,062
Disco Corp. (a)	700	71,422
East Japan Railway Co. (a)	900	72,121
Electric Power Development Co., Ltd. (a)	200	6,737
FamilyMart Co., Ltd. (a)	800	33,519
FUJIFILM Holdings Corp. (a)	1,300	46,249
Fujitsu Ltd. (a)	5,000	34,098
Fukuoka Financial Group, Inc. (a)	12,000	61,710
Hakuhodo DY Holdings, Inc. (a)	15,900	169,037
Hikari Tsushin, Inc. (a)	700	45,336
Hitachi Chemical Co., Ltd. (a)	1,000	21,354
Hitachi High-Technologies Corp. (a)	1,900	57,821
Hitachi Metals Ltd. (a)	3,000	45,980
Hoshizaki Electric Co., Ltd. (a)	200	12,988
Hoya Corp. (a)	2,000	80,069
Ibiden Co., Ltd. (a)	1,200	20,229
ITOCHU Corp. (a)	2,500	27,055
Itochu Techno-Solutions Corp. (a)	4,800	99,573
Japan Airlines Co., Ltd. (a)	5,700	177,311
JGC Corp. (a)	1,000	19,857
JTEKT Corp. (a)	1,800	28,065
Kamigumi Co., Ltd. (a)	4,000	37,761
Kao Corp. (a)	400	19,974
KDDI Corp. (a)	2,700	61,000
Keihan Electric Railway Co., Ltd. (a)	2,000	12,172
Kobayashi Pharmaceutical Co., Ltd. (a)	300	21,468
Kobe Steel Ltd.	1,000	1,844
Komatsu Ltd. (a)	2,400	47,046
Kuraray Co., Ltd. (a)	1,000	13,540
Kurita Water Industries Ltd. (a)	1,700	41,071
Mabuchi Motor Co., Ltd. (a)	600	31,741
Makita Corp. (a)	200	10,364
Maruichi Steel Tube Ltd. (a)	1,000	23,670
Medipal Holdings Corp. (a)	3,400	44,316
Mitsubishi Chemical Holdings Corp. (a)	3,900	22,640
Mitsubishi Electric Corp. (a)	7,000	83,100
Mitsubishi Tanabe Pharma Corp. (a)	1,900	32,595
Mitsui & Co., Ltd. (a)	3,800	50,890
Mixi, Inc.	100	4,042
Murata Manufacturing Co., Ltd. (a)	100	13,734
Nagoya Railroad Co., Ltd. (a)	7,000	27,952

	SHARES	VALUE (Note 5)
Japan - 13.6% (continued)
Nexon Co., Ltd. (a)	100	$1,065
NH Foods Ltd. (a)	2,000	46,087
NHK Spring Co., Ltd. (a)	2,500	26,008
Nippon Express Co., Ltd. (a)	3,000	16,762
Nippon Telegraph & Telephone Corp. (a)	1,100	67,904
Nissin Foods Holdings Co., Ltd. (a)	700	34,402
Nitori Holdings Co., Ltd. (a)	300	20,308
NOK Corp. (a)	3,300	99,223
NTT DOCOMO, Inc. (a)	1,800	31,457
Oracle Corp. Japan (a)	100	4,303
Oriental Land Co., Ltd. (a)	1,200	90,862
ORIX Corp. (a)	3,700	51,989
Osaka Gas Co., Ltd. (a)	27,000	112,908
Otsuka Corp. (a)	1,200	51,138
Otsuka Holdings Co., Ltd. (a)	5,400	168,932
Resona Holdings, Inc. (a)	20,600	102,233
Rohm Co., Ltd. (a)	1,300	88,833
Sankyo Co., Ltd. (a)	700	24,862
Secom Co., Ltd. (a)	800	53,360
Seiko Epson Corp. (a)	3,600	63,761
Sekisui Chemical Co., Ltd. (a)	7,000	90,825
Seven & I Holdings Co., Ltd. (a)	1,500	63,035
Shimamura Co., Ltd. (a)	1,000	92,621
Shimano, Inc. (a)	400	59,441
Sumitomo Heavy Industries Ltd. (a)	22,000	143,975
Sumitomo Rubber Industries Ltd. (a)	8,600	158,527
Suzuken Co., Ltd. (a)	770	23,470
Suzuki Motor Corp. (a)	800	24,027
Takashimaya Co., Ltd. (a)	1,000	9,824
THK Co., Ltd. (a)	700	17,788
Toho Gas Co., Ltd. (a)	22,000	128,242
Tohoku Electric Power Co., Inc. (a)	4,300	48,841
Tokyo Gas Co., Ltd. (a)	19,000	119,448
TonenGeneral Sekiyu KK (a)	1,000	8,624
Toyo Suisan Kaisha Ltd. (a)	1,800	63,328
Toyoda Gosei Co., Ltd. (a)	900	20,091
Toyota Industries Corp. (a)	200	11,439
Unicharm Corp. (a)	100	2,618
USS Co., Ltd. (a)	2,100	36,287
West Japan Railway Co. (a)	2,400	125,833
Yamada Denki Co., Ltd. (a)	5,000	20,590

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - 13.6% (continued)
Yamazaki Baking Co., Ltd. (a)	7,000	$126,128

		5,463,035

Luxembourg - 0.0% (b)
Tenaris SA	1,176	16,485

Netherlands - 1.2%
Boskalis Westminster NV	2,195	108,188
Delta Lloyd NV	2,549	47,965
Heineken NV	896	68,389
Koninklijke Ahold NV	5,958	117,408
Koninklijke DSM NV	271	15,104
Koninklijke Vopak NV	352	19,426
SBM Offshore NV †	588	7,308
Wolters Kluwer NV	3,547	115,826

		499,614

Norway - 0.6%
DNB ASA (a)	6,154	98,770
Marine Harvest ASA (a)	1,219	13,966
Yara International ASA (a)	2,456	124,698

		237,434

Spain - 1.1%
Acerinox SA	212	3,566
Amadeus IT Holding SA, A Shares	83	3,557
Banco Santander SA	3,769	28,254
Ebro Foods SA	2,078	38,752
Enagas SA	1,371	39,203
Endesa SA	6,266	120,964
Ferrovial SA	1,279	27,194
Iberdrola SA	4,615	29,760
Prosegur Cia de Seguridad SA	3,439	19,585
Red Electrica Corp. SA	33	2,683
Repsol SA	650	12,100
Tecnicas Reunidas SA	1,534	64,388
Telefonica SA	3,307	47,057

		437,063

Sweden - 0.9%
Boliden AB (a)	3,350	66,362
Electrolux AB, Series B (a)	632	18,055
Holmen AB, B Shares	340	11,470
ICA Gruppen AB	1,996	66,905
Securitas AB, B Shares (a)	1,836	26,358

	SHARES	VALUE (Note 5)
Sweden - 0.9% (continued)
Skandinaviska Enskilda Banken AB, Class A (a)	2,817	$32,879
Swedish Match AB (a)	992	29,168
Tele2 AB, B Shares (a)	2,936	35,117
Telefonaktiebolaget LM Ericsson, B Shares (a)	1,874	23,528
TeliaSonera AB (a)	5,516	35,052

		344,894

Switzerland - 1.1%
Aryzta AG †(a)	231	14,161
Bucher Industries AG (a)	333	80,192
Flughafen Zuerich AG (a)	1	787
Galenica AG (a)	8	6,974
Lonza Group AG †(a)	122	15,189
Nestle SA (a)	33	2,485
Novartis AG (a)	183	18,062
Sonova Holding AG (a)	5	694
Straumann Holding AG (a)	17	4,636
Swiss Life Holding AG †(a)	330	81,525
Swiss Re AG (a)	1,074	103,596
Swisscom AG (a)	180	104,380

		432,681

United Kingdom - 0.3%
Fiat Chrysler Automobiles NV †	3,376	54,806
Reed Elsevier NV	679	16,919
Unilever NV CVA	1,413	59,046

		130,771

TOTAL COMMON STOCKS (cost $8,907,505)		9,494,379

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA (a)	143	16,797
Porsche Automobil Holding SE	494	48,377
Volkswagen AG (a)	535	141,883

TOTAL PREFERRED STOCKS (cost $174,315)		207,057

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
RIGHTS - 0.0% (b)
Telefonica SA †	3,307	$534

(Cost $—)

MONEY MARKET FUNDS - 85.9%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.070% (c)	83,192	83,192
Dreyfus Treasury Cash Management, Class I, 0.010% (c)	332,767	332,767
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)^	31,110,727	31,110,727
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	2,470,002	2,470,002
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (c)	528,325	528,325

TOTAL MONEY MARKET FUNDS (cost $34,525,013)		34,525,013

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $43,606,833)		44,226,983

SECURITIES SOLD SHORT- (19.4)%

COMMON STOCKS - (19.4)%

Belgium - (0.5)%
KBC Groep NV †	(857)	(52,965)
Telenet Group Holding NV †	(1,191)	(65,535)
UCB SA	(819)	(59,165)
Umicore SA	(300)	(12,530)

		(190,195)

Denmark - (0.1)%
Novozymes A/S, B Shares	(182)	(8,308)
Vestas Wind Systems A/S	(686)	(28,285)

		(36,593)

Finland - (0.3)%
Nokia OYJ	(2,421)	(18,459)
Nokian Renkaat OYJ	(4,022)	(119,863)

		(138,322)

Germany - (2.0)%
adidas AG	(618)	(48,799)
AIXTRON SE †	(4,920)	(37,040)
Bilfinger SE	(1,775)	(102,596)
Commerzbank AG †	(2,379)	(32,690)
Deutsche Bank AG	(2,243)	(77,737)

	SHARES	VALUE (Note 5)
Germany - (2.0)% (continued)
E.ON SE	(467)	$(6,944)
LANXESS AG	(2,131)	(113,337)
Metro AG	(1,505)	(51,004)
Rheinmetall AG	(1,009)	(48,532)
RWE AG	(3,174)	(80,810)
Salzgitter AG	(2,073)	(60,105)
SAP SE	(194)	(14,022)
Telefonica Deutschland Holding AG †	(3,986)	(22,921)
ThyssenKrupp AG	(3,281)	(85,897)
Wirecard AG	(623)	(26,257)

		(808,691)

Italy - (1.4)%
Banca Monte dei Paschi di Siena SpA †	(30,590)	(20,302)
Banca Popolare dell’Emilia Romagna SC †	(11,573)	(100,651)
Banco Popolare SC †	(5,749)	(89,495)
Buzzi Unicem SpA	(124)	(1,857)
Mediaset SpA †	(16,265)	(74,034)
Mediolanum SpA	(15,832)	(127,671)
Moncler SpA	(2,824)	(47,343)
Salvatore Ferragamo SpA	(1,247)	(39,899)
World Duty Free SpA †	(6,338)	(68,155)

		(569,407)

Japan - (11.0)%
Acom Co., Ltd. †	(14,000)	(48,548)
Advantest Corp.	(5,900)	(74,384)
Aeon Co., Ltd.	(13,800)	(151,378)
AEON Financial Service Co., Ltd.	(1,900)	(47,930)
Asahi Glass Co., Ltd.	(3,000)	(19,650)
Chiyoda Corp.	(7,000)	(59,798)
Chubu Electric Power Co., Inc.	(1,500)	(17,886)
Chugoku Electric Power Co., Inc./The	(1,900)	(24,767)
Credit Saison Co., Ltd.	(4,500)	(80,725)
Dai-ichi Life Insurance Co., Ltd./The	(1,700)	(24,659)
Daikin Industries Ltd.	(300)	(20,056)
Dena Co., Ltd.	(2,800)	(54,806)
Don Quijote Holdings Co., Ltd.	(300)	(24,386)
Eisai Co., Ltd.	(300)	(21,338)
FANUC Corp.	(200)	(43,663)
Fast Retailing Co., Ltd.	(200)	(77,332)
Fuji Electric Co., Ltd.	(3,000)	(14,154)
GS Yuasa Corp.	(26,000)	(117,006)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - (11.0)% (continued)
Hisamitsu Pharmaceutical Co., Inc.	(100)	$(4,107)
Hitachi Capital Corp.	(200)	(4,221)
Hitachi Ltd.	(1,000)	(6,830)
Hokuriku Electric Power Co.	(300)	(3,970)
IHI Corp.	(17,000)	(79,487)
Isetan Mitsukoshi Holdings Ltd.	(2,900)	(47,916)
J Front Retailing Co., Ltd.	(400)	(6,279)
Japan Display, Inc.	(24,400)	(87,055)
Japan Tobacco, Inc.	(200)	(6,323)
JFE Holdings, Inc.	(1,200)	(26,488)
JX Holdings, Inc.	(11,900)	(45,787)
Kajima Corp.	(1,000)	(4,636)
Kakaku.com, Inc.	(6,500)	(107,859)
Kansai Electric Power Co., Inc./The †	(9,900)	(94,356)
Kansai Paint Co., Ltd.	(3,000)	(54,599)
Kawasaki Heavy Industries Ltd.	(10,000)	(50,450)
Keikyu Corp.	(7,000)	(55,952)
Keisei Electric Railway Co., Ltd.	(2,000)	(24,823)
Kikkoman Corp.	(3,000)	(95,128)
Kubota Corp.	(4,000)	(63,196)
Kyocera Corp.	(600)	(32,792)
Kyushu Electric Power Co., Inc.	(12,500)	(121,109)
LIXIL Group Corp.	(2,100)	(49,698)
M3, Inc.	(2,400)	(50,916)
Marui Group Co., Ltd.	(2,900)	(32,862)
Mazda Motor Corp.	(6,200)	(125,623)
Mitsubishi Gas Chemical Co., Inc.	(5,000)	(24,606)
Mitsubishi Logistics Corp.	(3,000)	(46,690)
Mitsubishi Materials Corp.	(25,000)	(84,006)
Mitsui Chemicals, Inc.	(25,000)	(80,170)
Mitsui OSK Lines Ltd.	(22,000)	(74,617)
NGK Insulators Ltd.	(3,000)	(63,920)
NGK Spark Plug Co., Ltd.	(400)	(10,738)
Nintendo Co., Ltd.	(600)	(88,035)
Nippon Electric Glass Co., Ltd.	(1,000)	(4,887)
Nippon Paint Holdings Co., Ltd.	(1,500)	(54,835)
Nissan Motor Co., Ltd.	(6,400)	(65,092)
Nitto Denko Corp.	(200)	(13,355)
NSK Ltd.	(2,000)	(29,191)
Odakyu Electric Railway Co., Ltd.	(3,000)	(30,555)
Olympus Corp. †	(1,300)	(48,198)
Ono Pharmaceutical Co., Ltd.	(1,000)	(112,844)

	SHARES	VALUE (Note 5)
Japan - (11.0)% (continued)
Panasonic Corp.	(3,400)	$(44,649)
Rakuten, Inc.	(8,800)	(154,952)
Shikoku Electric Power Co., Inc. †	(5,500)	(67,693)
Shinsei Bank Ltd.	(31,000)	(61,638)
Shizuoka Bank Ltd./The	(1,000)	(9,974)
SoftBank Corp.	(500)	(29,120)
Sony Corp. †	(4,000)	(106,974)
Sumco Corp.	(5,300)	(88,757)
Sumitomo Chemical Co., Ltd.	(2,000)	(10,265)
Sumitomo Mitsui Financial Group, Inc.	(1,700)	(65,118)
Sumitomo Mitsui Trust Holdings, Inc.	(24,000)	(99,698)
Taiyo Nippon Sanso Corp.	(1,000)	(13,608)
Takeda Pharmaceutical Co., Ltd.	(800)	(39,934)
Teijin Ltd.	(4,000)	(13,571)
Terumo Corp.	(2,100)	(55,320)
Tobu Railway Co., Ltd.	(3,000)	(14,213)
Tokyu Corp.	(5,000)	(30,934)
Toray Industries, Inc.	(1,000)	(8,370)
Toshiba Corp.	(14,000)	(58,661)
Toyo Seikan Group Holdings Ltd.	(3,900)	(57,044)
Yahoo Japan Corp.	(28,000)	(115,491)
Yaskawa Electric Corp.	(10,500)	(153,450)
Yokogawa Electric Corp.	(8,600)	(92,652)

		(4,428,753)

Luxembourg - (0.3)%
Altice SA †	(318)	(34,392)
ArcelorMittal	(9,235)	(86,648)

		(121,040)

Netherlands - (0.8)%
Fugro NV CVA	(4,487)	(120,394)
Koninklijke KPN NV	(24,446)	(82,864)
Randstad Holding NV	(878)	(53,224)
TNT Express NV	(12,187)	(77,409)

		(333,891)

Norway - (0.4)%
Aker Solutions ASA 144A †(e)	(4,640)	(24,079)
Fred Olsen Energy ASA	(3,379)	(24,166)
Schibsted ASA	(896)	(51,811)
Seadrill Ltd.	(6,614)	(61,931)

		(161,987)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Portugal - 0.0% (b)
Jeronimo Martins SGPS SA	(962)	$(12,106)

Spain - (1.2)%
Abertis Infraestructuras SA	(77)	(1,392)
Applus Services SA †	(1,379)	(15,486)
Banco Bilbao Vizcaya Argentaria SA	(637)	(6,434)
Bankia SA †	(24,580)	(34,255)
CaixaBank SA	(8,941)	(42,402)
Distribuidora Internacional de Alimentacion SA	(1,005)	(7,843)
Inditex SA	(911)	(29,248)
Indra Sistemas SA	(10,940)	(128,229)
Mapfre SA	(10,999)	(40,159)
Mediaset Espana Comunicacion SA †	(1,352)	(16,925)
Obrascon Huarte Lain SA	(1,486)	(31,625)
Zardoya Otis SA	(8,223)	(106,128)

		(460,126)

Sweden - (0.6)%
Alfa Laval AB	(524)	(10,291)
Elekta AB, B Shares	(6,500)	(58,430)
Getinge AB, B Shares	(836)	(20,656)
Hennes & Mauritz AB, B Shares	(133)	(5,389)
Meda AB, A Shares	(1,272)	(20,099)
Modern Times Group MTG, B Shares	(264)	(8,085)
Sandvik AB	(1,325)	(14,837)
SSAB AB, A Shares †	(10,479)	(51,581)
Trelleborg AB, B Shares	(1,570)	(31,055)

		(220,423)

Switzerland - (0.8)%
Adecco SA †	(282)	(23,441)
Credit Suisse Group AG †	(2,478)	(66,668)
Dufry AG †	(112)	(16,559)
EMS-Chemie Holding AG	(28)	(11,386)
GAM Holding AG †	(126)	(2,613)
Holcim Ltd. †	(204)	(15,198)
Julius Baer Group Ltd. †	(488)	(24,392)
Panalpina Welttransport Holding AG	(396)	(57,767)
Sulzer AG †	(660)	(72,447)
Swatch Group AG/The	(1)	(423)

	SHARES	VALUE (Note 5)
Switzerland - (0.8)% (continued)
UBS Group AG †	(919)	$(17,232)

		(308,126)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $7,592,808)		(7,789,660)

RIGHTS - 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA (cost $—) †	(637)	(92)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $7,592,808)		(7,789,752)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 90.7% (cost $36,014,025)		36,437,231

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3% (f)		3,735,505

NET ASSETS - 100.0%		$40,172,736

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2015, the value of these securities was $7,663,258. In addition, $1,459,172 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$516,007	1.3%
Consumer Staples	745,291	2.0
Energy	(37,906)	(0.1)
Financials	(14,370)	0.0
Health Care	338,807	0.8
Industrials	136,700	0.3
Information Technology	(271,959)	(0.7)
Materials	(179,308)	(0.4)
Telecommunication Services	338,829	0.8
Utilities	340,127	0.8
Money Market Funds	34,525,013	85.9

Total Investments In Securities, At Value	36,437,231	90.7
Other Assets in Excess of Liabilities (f)	3,735,505	9.3

Net Assets	$40,172,736	100.0%

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond June Futures	6/2015	CAD	1,275,775	$6,724
Bank of America	10-Year Japanese Government Bond June Futures	6/2015	JPY	(883,984,800)	5,789
Bank of America	30-Year Euro Buxl Bond June Futures	6/2015	EUR	(821,945)	(63,344)
Goldman Sachs	BIST 30 April Futures	4/2015	TRY	247,218	(8,155)
Bank of America	Bovespa Index April Futures	4/2015	BRL	(1,771,330)	(6,707)
CitiBank	Corn May Futures^	4/2015	USD	(93,637)	(425)
Bank of America	Euro - Bobl June Futures	6/2015	EUR	646,094	1,166
Bank of America	Euro - SCHATZ June Futures	6/2015	EUR	(3,890,991)	(2,023)
Bank of America	Euro-Bund June Futures	6/2015	EUR	(6,598,594)	(74,571)
Bank of America	Hang Seng Index April Futures	4/2015	HKD	7,360,931	15,961
Bank of America	H-SHARES Index April Futures	4/2015	HKD	2,400,088	10,073
Bank of America	Long Gilt June Futures	6/2015	GBP	3,552,702	103,355
Bank of America	MSCI Taiwan Stock Index April Futures	4/2015	USD	286,937	(4,537)
CitiBank	Soybean May Futures^	4/2015	USD	98,262	(937)
CitiBank	Soybean May Futures^	4/2015	USD	(488,995)	2,369
Bank of America	Swiss Market Index June Futures	6/2015	CHF	(2,268,889)	20,237
Bank of America	Taiwan Stock Exchange April Futures	4/2015	TWD	5,799,877	(1,625)
Bank of America	Tel Aviv 25 Index April Futures	4/2015	ILS	973,977	355
Bank of America	U.S. Treasury 10-Year Note June Futures	6/2015	USD	2,940,105	24,739
Bank of America	U.S. Treasury 2-Year Note June Futures	6/2015	USD	(2,185,694)	(5,868)
Bank of America	U.S. Treasury 5-Year Note June Futures	6/2015	USD	596,181	4,874
Bank of America	U.S. Treasury Long Bond June Futures	6/2015	USD	(804,979)	(14,396)
Goldman Sachs	WIG20 Index June Futures	6/2015	PLN	(365,359)	(3,568)

					$9,486

Money Market Fund is pledged as collateral to Bank of America for total return swap contracts in the amount of $30,000 at March 31, 2015.

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts and total return basket swap contracts in the amount of $2,440,000 at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
8	Goldman Sachs	Gold 100 OZ Futures^	6/2015	$963,503	$946,560	$(16,943)
1	J.P. Morgan	LME Copper Futures^	4/2015	140,878	151,575	10,697
1	J.P. Morgan	LME Copper Futures^	4/2015	142,503	151,569	9,066
1	J.P. Morgan	LME Copper Futures^	5/2015	141,666	151,527	9,861
2	J.P. Morgan	LME Copper Futures^	5/2015	286,258	302,934	16,676
2	J.P. Morgan	LME Copper Futures^	6/2015	289,706	302,650	12,944
1	J.P. Morgan	LME Copper Futures^	6/2015	146,019	151,275	5,256
10	J.P. Morgan	LME Copper Futures^	6/2015	1,462,709	1,512,125	49,416
2	J.P. Morgan	LME Copper Futures^	6/2015	304,305	302,050	(2,255)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
12	Morgan Stanley and Co., International PLC	Silver Futures^	5/2015	$985,570	$995,880	$10,310
24	J.P. Morgan	BIST 30 Futures	4/2015	100,145	90,848	(9,297)
24	Barclays Capital	CAC40 Index Futures	4/2015	1,296,357	1,299,590	3,233
6	Barclays Capital	DAX Index Futures	6/2015	1,945,346	1,937,144	(8,202)
16	Barclays Capital	Hang Seng Index Futures	4/2015	2,532,622	2,574,501	41,879
1	Barclays Capital	KOSPI Index 200 Futures	6/2015	117,092	116,093	(999)
1	J.P. Morgan	MSCI Singapore Index Futures	4/2015	55,704	55,394	(310)
8	Barclays Capital	MSCI Taiwan Stock Index Futures	4/2015	284,050	282,400	(1,650)
26	Barclays Capital	TOPIX Index Futures	6/2015	3,311,630	3,346,063	34,433
91	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	24,451,016	24,461,937	10,921
55	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	14,782,825	14,785,427	2,602
1	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	268,785	268,839	54
30	J.P. Morgan	90-Day EURODollar Futures	9/2015	7,456,358	7,464,000	7,642
2	J.P. Morgan	90-Day EURODollar Futures	12/2015	496,566	496,725	159
1	J.P. Morgan	90-Day EURODollar Futures	3/2016	247,895	247,900	5
11	J.P. Morgan	90-Day Sterling Futures	3/2016	2,019,248	2,024,174	4,926
3	J.P. Morgan	Australia 10-Year Bond Futures	6/2015	296,686	303,155	6,469

				64,525,442	64,722,335	196,893

Short Contracts:
1	Goldman Sachs	Brent Crude Futures^	4/2015	(61,226)	(55,110)	6,116
7	Goldman Sachs	Corn Futures^	5/2015	(135,608)	(131,688)	3,920
1	J.P. Morgan	LME Copper Futures^	4/2015	(141,441)	(151,575)	(10,134)
1	J.P. Morgan	LME Copper Futures^	4/2015	(142,421)	(151,569)	(9,148)
1	J.P. Morgan	LME Copper Futures^	5/2015	(141,246)	(151,527)	(10,281)
2	J.P. Morgan	LME Copper Futures^	5/2015	(286,194)	(302,933)	(16,739)
2	J.P. Morgan	LME Copper Futures^	6/2015	(289,857)	(302,650)	(12,793)
1	J.P. Morgan	LME Copper Futures^	6/2015	(145,622)	(151,275)	(5,653)
2	J.P. Morgan	LME Copper Futures^	6/2015	(304,595)	(302,425)	2,170
2	J.P. Morgan	LME Copper Futures^	6/2015	(305,705)	(302,050)	3,655
27	Goldman Sachs	Natural Gas Futures^	4/2015	(754,903)	(712,800)	42,103
9	Goldman Sachs	Soybean Futures^	5/2015	(445,791)	(437,962)	7,829
5	Goldman Sachs	WTI Crude Futures^	4/2015	(246,223)	(238,000)	8,223
3	Barclays Capital	Amsterdam Index Futures	4/2015	(319,717)	(315,511)	4,206
2	Barclays Capital	Euro Stoxx 50 Index	6/2015	(77,633)	(78,084)	(451)
6	Barclays Capital	FTSE 100 Index Futures	6/2015	(606,197)	(598,730)	7,467
1	J.P. Morgan	FTSE Bursa Malaysia KLCI Index Futures	4/2015	(24,488)	(24,632)	(144)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
14	Barclays Capital	FTSE/JSE Top 40 Index Futures	6/2015	$(536,776)	$(535,472)	$1,304
13	Barclays Capital	FTSE/MIB Index Futures	6/2015	(1,570,333)	(1,594,778)	(24,445)
6	Barclays Capital	IBEX 35 Index Futures	4/2015	(710,971)	(741,297)	(30,326)
2	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	6/2015	(57,254)	(57,152)	102
5	Barclays Capital	OMXS30 Index Futures	4/2015	(95,235)	(96,259)	(1,024)
12	J.P. Morgan	S&P 500 E-Mini Futures	6/2015	(1,242,693)	(1,236,480)	6,213
14	J.P. Morgan	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	(1,912,474)	(1,912,945)	(471)
10	J.P. Morgan	SET50 Index Futures	6/2015	(61,265)	(60,609)	656
12	J.P. Morgan	SGX S&P CNX Nifty Index Futures	4/2015	(208,061)	(204,936)	3,125
8	J.P. Morgan	SPI 200 Index Futures	6/2015	(895,923)	(896,615)	(692)
2	J.P. Morgan	10-Year Japanese Government Bond	6/2015	(246,056)	(245,333)	723
86	J.P. Morgan	90-Day Sterling Futures	9/2015	(15,807,057)	(15,850,871)	(43,814)
24	J.P. Morgan	90-Day Sterling Futures	12/2015	(4,415,806)	(4,420,829)	(5,023)
55	J.P. Morgan	Australia 3-Year Bond Futures	6/2015	(4,696,273)	(4,718,993)	(22,720)
28	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(5,468,660)	(5,480,400)	(11,740)
16	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(3,130,329)	(3,133,078)	(2,749)
8	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(1,564,422)	(1,566,460)	(2,038)

				(47,048,455)	(47,161,028)	(112,573)

				$17,476,987	$17,561,307	$84,320

Cash held as collateral at Barclays Capital, Goldman Sachs, J.P. Morgan and Morgan Stanley and Co., International PLC for futures contracts was $805,336, $112,697, $406,891 and $87,367, respectively at March 31, 2015.

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	250,000	$191,006	$189,595	$(1,411)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	250,000	191,004	189,595	(1,409)
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	985,000	299,291	301,707	2,416
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	985,000	299,294	301,707	2,413
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	1,050,500	840,302	828,567	(11,735)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	1,050,500	$840,288	$828,567	$(11,721)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	169,500	170,728	174,971	4,243
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	204,500	206,741	211,101	4,360
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	188,000	27,089	27,128	39
Euro, Expiring 06/17/15	CitiBank	EUR	162,000	176,169	174,374	(1,795)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	162,000	176,162	174,374	(1,788)
British Pound, Expiring 06/17/15	CitiBank	GBP	209,500	319,385	310,610	(8,775)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	216,500	329,799	320,989	(8,810)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	328,500	42,334	42,367	33
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	334,500	43,106	43,141	35
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	27,500,000	98,243	98,253	10
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	28,500,000	101,769	101,826	57
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	20,000	5,039	5,026	(13)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	30,000	7,564	7,539	(25)
Indian Rupee, Expiring 06/17/15*	CitiBank	INR	20,100,000	316,726	315,909	(817)
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	20,100,000	316,725	315,909	(816)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	20,775,000	171,657	173,406	1,749
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	23,353,000	192,915	194,924	2,009
Korean Won, Expiring 06/17/15*	CitiBank	KRW	123,000,000	110,529	110,595	66
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	123,000,000	110,529	110,595	66
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	2,150,000	140,143	140,220	77
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	2,150,000	140,118	140,220	102
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	2,215,500	277,272	274,450	(2,822)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	2,394,500	299,440	296,624	(2,816)
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	596,000	435,779	442,269	6,490
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	596,000	435,779	442,270	6,491
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	400,000	105,825	105,285	(540)
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	410,000	108,474	107,917	(557)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	347,000	40,294	40,341	47
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	340,000	247,656	247,275	(381)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	340,000	247,606	247,275	(331)
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	2,035,000	765,692	767,728	2,036

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	2,035,000	$765,568	$767,727	$2,159
Taiwanese Dollar, Expiring 06/17/15*	CitiBank	TWD	3,350,000	106,623	107,089	466
Taiwanese Dollar, Expiring 06/17/15*	Credit Suisse International	TWD	3,350,000	106,622	107,089	467
South African Rand, Expiring 06/17/15	CitiBank	ZAR	2,240,000	185,364	182,348	(3,016)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	2,240,000	185,362	182,348	(3,014)

				$10,178,011	$10,151,250	$(26,761)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	(89,000)	$(69,177)	$(67,496)	$1,681
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(89,000)	(69,183)	(67,496)	1,687
Brazilian Real, Expiring 06/17/15*	CitiBank	BRL	(1,635,000)	(506,938)	(500,803)	6,135
Brazilian Real, Expiring 06/17/15*	Credit Suisse International	BRL	(1,635,000)	(506,941)	(500,803)	6,138
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	(229,000)	(180,214)	(180,620)	(406)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(229,000)	(180,219)	(180,620)	(401)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(568,000)	(582,670)	(586,332)	(3,662)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(704,000)	(719,446)	(726,721)	(7,275)
Danish Krone, Expiring 06/17/15	CitiBank	DKK	(322,000)	(48,243)	(46,464)	1,779
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	(322,000)	(48,243)	(46,464)	1,779
Euro, Expiring 06/17/15	CitiBank	EUR	(182,500)	(202,005)	(196,440)	5,565
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(331,500)	(367,507)	(356,820)	10,687
British Pound, Expiring 06/17/15	CitiBank	GBP	(149,000)	(222,912)	(220,911)	2,001
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(216,000)	(326,088)	(320,247)	5,841
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	(165,000)	(21,272)	(21,280)	(8)
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(286,000)	(36,875)	(36,885)	(10)
Hungarian Forint, Expiring 06/17/15	CitiBank	HUF	(1,500,000)	(5,515)	(5,359)	156
Hungarian Forint, Expiring 06/17/15	Credit Suisse International	HUF	(4,500,000)	(16,505)	(16,078)	427
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	(940,000)	(235,868)	(236,261)	(393)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	(950,000)	(238,349)	(238,774)	(425)
Indian Rupee, Expiring 06/17/15*	Credit Suisse International	INR	(3,300,000)	(52,414)	(51,865)	549
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	(37,516,500)	(310,307)	(313,144)	(2,837)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(41,337,500)	(342,003)	(345,037)	(3,034)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 06/17/15*	CitiBank	KRW	(493,500,000)	$(441,611)	$(443,734)	$(2,123)
Korean Won, Expiring 06/17/15*	Credit Suisse International	KRW	(493,500,000)	(441,613)	(443,734)	(2,121)
Mexican Peso, Expiring 06/17/15	CitiBank	MXN	(9,345,000)	(611,187)	(609,467)	1,720
Mexican Peso, Expiring 06/17/15	Credit Suisse International	MXN	(9,345,000)	(611,186)	(609,466)	1,720
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	(7,565,000)	(956,736)	(937,129)	19,607
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(7,565,000)	(956,737)	(937,129)	19,608
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	(126,500)	(95,221)	(93,871)	1,350
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(126,500)	(95,232)	(93,871)	1,361
Poland Zloty, Expiring 06/17/15	CitiBank	PLN	(35,000)	(9,350)	(9,212)	138
Poland Zloty, Expiring 06/17/15	Credit Suisse International	PLN	(35,000)	(9,350)	(9,212)	138
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	(6,807,500)	(805,723)	(791,416)	14,307
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(6,807,500)	(805,727)	(791,416)	14,311
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	(445,500)	(322,755)	(324,001)	(1,246)
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(445,500)	(322,745)	(324,002)	(1,257)
Turkish Lira, Expiring 06/17/15	CitiBank	TRY	(635,000)	(239,284)	(239,560)	(276)
Turkish Lira, Expiring 06/17/15	Credit Suisse International	TRY	(635,000)	(239,296)	(239,560)	(264)
South African Rand, Expiring 06/17/15	CitiBank	ZAR	(20,000)	(1,618)	(1,628)	(10)
South African Rand, Expiring 06/17/15	Credit Suisse International	ZAR	(130,000)	(10,423)	(10,583)	(160)

				(12,264,688)	(12,171,911)	92,777

				$(2,086,677)	$(2,020,661)	$66,016

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps* Outstanding at March 31, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	8 -12 months maturity ranging from 09/23/2015 - 03/17/2016	$518,247

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Accenture PLC	300	$25,395	$2,712
Alkermes PLC	400	28,523	(4,135)

			(1,423)

Netherlands
QIAGEN NV	200	4,763	277

Singapore
Avago Technologies Ltd.	200	19,317	6,079
Flextronics International Ltd.	10,600	118,985	15,370

			21,449

Sweden
Autoliv, Inc.	200	19,907	3,647

Switzerland
ACE Ltd.	200	22,435	(137)
Allied World Assurance Co. Holdings AG	1,100	40,975	3,465
Garmin Ltd.	500	26,570	(2,810)
TE Connectivity Ltd.	1,300	82,621	10,485

			11,003

United Kingdom
Delphi Automotive PLC	900	63,225	8,541
Noble Corp. PLC	100	1,405	23

			8,564

United States
3M Co.	400	62,553	3,427
AbbVie, Inc.	1,000	66,769	(8,229)
Actavis PLC	100	26,098	3,664
Activision Blizzard, Inc.	2,700	55,790	5,568
Acuity Brands, Inc.	200	28,059	5,573
Advance Auto Parts, Inc.	200	31,365	(1,427)
Aetna, Inc.	1,700	150,804	30,297
AGCO Corp.	200	9,286	242

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AGL Resources, Inc.	800	$42,044	$(2,324)
Akamai Technologies, Inc.	700	44,477	5,255
Alaska Air Group, Inc.	2,100	107,705	31,273
Alliant Energy Corp.	100	6,604	(304)
Allstate Corp./The	200	14,053	181
Amdocs Ltd.	800	38,301	5,219
AMERCO	300	82,422	16,698
Ameren Corp.	1,000	38,250	3,950
American Airlines Group, Inc.	1,800	92,201	2,803
American Electric Power Co., Inc.	2,200	130,541	(6,791)
American Financial Group, Inc.	1,300	78,486	4,909
Ameriprise Financial, Inc.	1,000	133,237	(2,397)
AmerisourceBergen Corp.	700	62,742	16,827
Amgen, Inc.	600	94,240	1,670
Anthem, Inc.	1,600	201,203	45,853
AO Smith Corp.	500	31,582	1,248
Apple, Inc.	800	87,229	12,315
AptarGroup, Inc.	100	6,204	148
Archer-Daniels-Midland Co.	2,100	109,768	(10,228)
ARRIS Group, Inc.	2,900	88,092	(4,296)
Arrow Electronics, Inc.	700	42,268	537
Aspen Insurance Holdings Ltd.	700	30,517	2,544
Associated Banc-Corp.	300	5,564	16
Assurant, Inc.	400	26,254	(1,690)
AT&T, Inc.	400	14,057	(997)
Atmos Energy Corp.	900	46,825	2,945
AutoNation, Inc.	800	48,036	3,428
AutoZone, Inc.	100	62,515	5,701
Avnet, Inc.	300	13,302	48
Baxter International, Inc.	200	14,539	(839)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BB&T Corp.	1,100	$42,605	$284
Becton Dickinson and Co.	400	45,985	11,451
Bed Bath & Beyond, Inc.	200	12,873	2,482
Bemis Co., Inc.	100	3,902	729
Best Buy Co., Inc.	2,100	76,140	3,219
Big Lots, Inc.	2,000	78,445	17,615
Biogen, Inc.	100	32,704	9,520
Booz Allen Hamilton Holding Corp.	2,000	53,791	4,089
Brinker International, Inc.	700	41,448	1,644
Broadcom Corp.	1,600	67,800	1,472
Broadridge Financial Solutions, Inc.	1,600	69,861	18,155
Brocade Communications Systems, Inc.	11,700	134,139	4,682
Bunge Ltd.	600	54,679	(5,263)
CA, Inc.	1,100	31,660	4,211
Cablevision Systems Corp.	5,400	108,592	(9,772)
Cabot Corp.	300	16,595	(3,095)
Cadence Design Systems, Inc.	100	1,787	57
California Resources Corp.	1,500	10,581	834
Capital One Financial Corp.	2,200	183,450	(10,046)
Cardinal Health, Inc.	1,000	76,925	13,345
Carlisle Cos., Inc.	100	9,143	120
Carnival Corp.	1,200	55,054	2,354
Celanese Corp.	500	30,529	(2,599)
Celgene Corp.	300	29,886	4,698
Centene Corp.	1,400	68,944	30,022
CenturyLink, Inc.	1,300	52,597	(7,682)
Charles River Laboratories International, Inc.	800	48,683	14,749
Chesapeake Energy Corp.	1,600	26,818	(4,162)
Chevron Corp.	600	66,412	(3,424)
Cigna Corp.	400	40,778	10,998
Cinemark Holdings, Inc.	1,600	56,758	15,354
Cintas Corp.	700	50,795	6,346
Cisco Systems, Inc.	3,500	97,599	(1,261)
CMS Energy Corp.	100	2,944	547
Commercial Metals Co.	2,600	43,782	(1,688)
Compass Minerals International, Inc.	100	8,466	855

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Computer Sciences Corp.	900	$57,903	$849
ConocoPhillips	3,300	206,034	(576)
Consolidated Edison, Inc.	1,700	102,657	1,043
Convergys Corp.	2,400	48,571	6,317
Con-way, Inc.	800	35,337	(33)
Corning, Inc.	4,400	96,378	3,414
CR Bard, Inc.	500	75,592	8,083
Crown Holdings, Inc.	700	35,997	1,817
CST Brands, Inc.	900	38,969	478
CSX Corp.	1,500	52,692	(3,012)
Cummins, Inc.	600	85,411	(2,227)
CVR Energy, Inc.	200	7,970	542
CVS Caremark Corp.	1,100	105,167	8,364
Deckers Outdoor Corp.	1,500	131,611	(22,306)
Deere & Co.	600	54,178	(1,564)
Delta Air Lines, Inc.	700	33,311	(1,839)
Deluxe Corp.	1,100	68,991	7,217
Devon Energy Corp.	1,600	102,188	(5,692)
DeVry, Inc.	900	43,865	(13,841)
Diamond Offshore Drilling, Inc.	100	2,745	(66)
Dillard’s, Inc.	300	36,566	4,387
Discover Financial Services	700	45,471	(6,026)
Dollar General Corp.	200	13,779	1,297
Dollar Tree, Inc.	100	5,702	2,412
Dow Chemical Co./The	200	8,734	862
DR Horton, Inc.	600	14,956	2,132
Dr Pepper Snapple Group, Inc.	2,200	152,454	20,202
DST Systems, Inc.	600	55,676	10,750
DTE Energy Co.	800	60,606	3,946
Dun & Bradstreet Corp./The	100	11,721	1,115
Eastman Chemical Co.	100	7,409	(483)
eBay, Inc.	300	16,573	731
EchoStar Corp.	200	10,502	(158)
Edison International	1,000	64,380	(1,910)
Edwards Lifesciences Corp.	200	25,440	3,052
EI du Pont de Nemours & Co.	300	21,851	(410)
Electronic Arts, Inc.	2,400	122,733	18,423
Eli Lilly & Co.	1,500	104,609	4,366
Endurance Specialty Holdings Ltd.	400	22,923	1,533

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Energizer Holdings, Inc.	600	$77,542	$5,288
Entergy Corp.	2,000	164,795	(9,815)
EOG Resources, Inc.	400	39,532	(2,856)
EP Energy Corp.	100	993	55
Equifax, Inc.	200	15,560	3,040
Everest Re Group Ltd.	500	82,094	4,906
Exelon Corp.	2,000	74,663	(7,443)
Expedia, Inc.	900	76,924	7,793
Exxon Mobil Corp.	500	45,794	(3,294)
Fair Isaac Corp.	100	8,534	338
Fairchild Semiconductor International, Inc.	2,200	34,551	5,445
FedEx Corp.	400	66,999	(819)
Fidelity National Information Services, Inc.	600	34,854	5,982
Fiserv, Inc.	900	65,082	6,378
Foot Locker, Inc.	3,700	206,795	26,305
GameStop Corp.	100	4,398	(602)
Gannett Co., Inc.	3,500	118,483	11,297
Gap, Inc./The	2,600	109,764	2,894
Gartner, Inc.	200	17,185	(415)
GATX Corp.	400	24,515	(1,323)
General Dynamics Corp.	800	113,717	(5,133)
General Mills, Inc.	200	10,168	1,152
Gilead Sciences, Inc.	900	89,433	(1,116)
Google, Inc.	100	59,605	(4,135)
Graham Holdings Co.	200	161,883	48,043
H&R Block, Inc.	600	19,331	(89)
Hanesbrands, Inc.	1,200	31,871	8,341
Hanover Insurance Group, Inc./The	200	13,434	1,082
Hasbro, Inc.	300	16,588	2,384
HCA Holdings, Inc.	1,900	139,119	3,818
HCC Insurance Holdings, Inc.	500	27,272	1,063
Health Net, Inc.	2,100	107,010	20,019
Helix Energy Solutions Group, Inc.	5,600	122,140	(38,364)
Helmerich & Payne, Inc.	100	6,863	(56)
Herman Miller, Inc.	800	23,837	(1,629)
Hess Corp.	800	58,473	(4,177)
Hewlett-Packard Co.	4,700	182,665	(36,213)
Home Depot, Inc./The	200	20,198	2,524
Hormel Foods Corp.	700	36,574	3,221
Humana, Inc.	1,000	139,083	38,937
Huntington Ingalls Industries, Inc.	1,200	135,282	32,898

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IAC/InterActiveCorp.	1,000	$65,338	$2,131
Illinois Tool Works, Inc.	400	38,369	487
Ingram Micro, Inc.	1,600	44,492	(4,300)
Ingredion, Inc.	600	49,905	(3,213)
Intel Corp.	4,100	149,565	(21,358)
InterDigital, Inc.	1,400	75,052	(4,016)
International Flavors & Fragrances, Inc.	100	10,016	1,724
Interpublic Group of Cos., Inc./The	200	3,840	584
ITT Corp.	300	12,810	(837)
Jabil Circuit, Inc.	3,000	65,806	4,334
Jarden Corp.	150	6,143	1,792
JetBlue Airways Corp.	1,500	23,136	5,739
JM Smucker Co./The	100	9,968	1,605
Johnson & Johnson	500	52,596	(2,296)
JPMorgan Chase & Co.	500	29,729	561
Kimberly-Clark Corp.	400	45,473	(2,629)
KLA-Tencor Corp.	200	16,064	(4,406)
Kohl’s Corp.	600	37,544	9,406
Kroger Co./The	1,100	83,487	839
L Brands, Inc.	500	45,689	1,456
L-3 Communications Holdings, Inc.	100	11,584	995
Lam Research Corp.	1,100	87,010	(9,751)
Landstar System, Inc.	500	37,145	(3,995)
Lear Corp.	1,300	128,267	15,799
Legg Mason, Inc.	600	31,441	1,679
Lennar Corp.	100	4,349	832
Lexmark International, Inc.	1,600	67,602	142
LifePoint Hospitals, Inc.	600	44,404	(334)
Lincoln Electric Holdings, Inc.	200	13,357	(279)
Lincoln National Corp.	300	16,308	930
Lockheed Martin Corp.	500	95,091	6,389
Lowe’s Cos., Inc.	800	54,483	5,029
LyondellBasell Industries NV	400	42,099	(6,980)
M&T Bank Corp.	100	12,741	(41)
Mallinckrodt PLC	800	77,804	23,516
Marathon Oil Corp.	1,600	58,859	(17,083)
Marathon Petroleum Corp.	100	8,858	1,381
Marriott International, Inc.	200	15,564	500

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Marsh & McLennan Cos., Inc.	1,500	$84,110	$25
Marvell Technology Group Ltd.	1,100	15,290	880
Masco Corp.	1,200	31,453	587
McGraw Hill Financial, Inc.	200	17,310	3,370
McKesson Corp.	200	39,229	6,011
Mentor Graphics Corp.	400	8,856	756
Merck & Co., Inc.	1,100	63,792	(564)
Meredith Corp.	100	5,462	115
Micron Technology, Inc.	3,300	107,321	(17,792)
Microsoft Corp.	4,300	188,958	(14,141)
Monster Beverage Corp.	200	21,654	6,025
Moody’s Corp.	400	38,704	2,816
Murphy Oil Corp.	1,100	59,636	(8,376)
Murphy USA, Inc.	1,900	117,852	19,651
Mylan NV	300	17,196	609
Myriad Genetics, Inc.	1,400	51,802	(2,242)
National Oilwell Varco, Inc.	2,500	169,459	(44,484)
Navient Corp.	8,200	177,588	(10,882)
Newfield Exploration Co.	2,100	58,325	15,364
Nordstrom, Inc.	400	29,714	2,414
Norfolk Southern Corp.	800	87,801	(5,465)
Northrop Grumman Corp.	1,000	144,414	16,546
Norwegian Cruise Line Holdings Ltd.	1,200	53,352	11,460
Nucor Corp.	500	24,676	(911)
NVIDIA Corp.	1,400	29,061	234
Occidental Petroleum Corp.	200	13,984	616
Oil States International, Inc.	100	6,290	(2,313)
Omnicom Group, Inc.	300	21,190	2,204
ON Semiconductor Corp.	900	8,855	2,044
Oracle Corp.	2,300	96,341	2,904
Orbital ATK, Inc.	200	9,146	6,180
O’Reilly Automotive, Inc.	200	38,878	4,370
PACCAR, Inc.	500	34,026	(2,456)
Packaging Corp. of America	100	7,934	(115)
Parker-Hannifin Corp.	600	71,508	(240)
PartnerRe Ltd.	1,600	182,738	190
Penske Automotive Group, Inc.	400	17,711	2,885

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
People’s United Financial, Inc.	1,000	$15,019	$181
PepsiCo, Inc.	600	57,316	56
Pfizer, Inc.	1,000	31,550	3,240
PG&E Corp.	2,200	118,466	(1,712)
Phillips 66	600	51,574	(4,414)
Pilgrim’s Pride Corp.	4,600	145,238	(41,324)
Pinnacle Foods, Inc.	1,000	35,305	5,505
Pinnacle West Capital Corp.	600	41,262	(3,012)
PNC Financial Services Group, Inc./The	1,900	171,011	6,145
Polycom, Inc.	3,100	41,396	143
PPG Industries, Inc.	200	40,706	4,402
Procter & Gamble Co./The	100	8,989	(795)
Public Service Enterprise Group, Inc.	2,100	89,169	(1,137)
Pulte Group, Inc.	1,600	33,990	1,578
Rackspace Hosting, Inc.	500	24,134	1,661
Raytheon Co.	1,100	116,202	3,973
Regal Entertainment Group	1,300	26,686	3,006
Reinsurance Group of America, Inc.	1,800	157,427	10,315
Reliance Steel & Aluminum Co.	1,700	107,573	(3,737)
RenaissanceRe Holdings Ltd.	100	10,197	(224)
Republic Services, Inc.	1,800	72,590	418
Rock-Tenn Co.	600	36,068	2,632
Ross Stores, Inc.	800	71,930	12,358
Rovi Corp.	1,100	24,000	(3,969)
Royal Caribbean Cruises Ltd.	1,500	112,003	10,772
RR Donnelley & Sons Co.	200	3,432	406
Ryder System, Inc.	1,200	112,220	1,648
SCANA Corp.	400	22,166	(170)
Seagate Technology PLC	200	11,894	(1,488)
SEI Investments Co.	800	31,000	4,272
Sensient Technologies Corp.	100	5,539	1,349
Sherwin-Williams Co./The	200	51,259	5,641
Skyworks Solutions, Inc.	800	53,623	25,009
SM Energy Co.	100	3,917	1,251
Snap-on, Inc.	900	124,856	7,498
Southwest Airlines Co.	2,800	104,767	19,273

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Spectra Energy Corp.	400	$14,826	$(358)
Spectrum Brands Holdings, Inc.	900	86,075	(5,472)
Spirit AeroSystems Holdings, Inc.	100	4,342	879
Stanley Black & Decker, Inc.	200	19,252	(180)
Staples, Inc.	1,200	20,337	(795)
Steel Dynamics, Inc.	5,900	115,278	3,312
STERIS Corp.	500	31,259	3,876
SunTrust Banks, Inc.	100	4,018	91
Superior Energy Services, Inc.	1,600	32,072	3,672
SUPERVALU, Inc.	1,900	18,574	3,523
Symantec Corp.	3,500	85,784	(4,006)
Synopsys, Inc.	800	33,995	3,061
Sysco Corp.	400	15,369	(277)
Tech Data Corp.	900	59,000	(7,007)
Teleflex, Inc.	800	90,433	6,231
Texas Instruments, Inc.	200	9,784	1,653
Textron, Inc.	1,300	55,068	2,561
Time, Inc.	200	4,446	42
Total System Services, Inc.	500	16,062	3,013
Travelers Cos., Inc./The	1,400	144,009	7,373
Trinity Industries, Inc.	2,300	74,938	6,735
Tyco International PLC	100	4,480	(174)
Tyson Foods, Inc.	600	23,748	(768)
UGI Corp.	2,000	77,576	(12,396)
Union Pacific Corp.	800	92,473	(5,825)
Unit Corp.	1,700	58,882	(11,316)
United Rentals, Inc.	300	32,387	(5,039)
United States Steel Corp.	5,400	138,050	(6,290)
United Therapeutics Corp.	500	64,694	21,524
UnitedHealth Group, Inc.	1,300	131,633	22,144
US Bancorp.	1,100	47,397	640
Valero Energy Corp.	1,600	80,136	21,656
Validus Holdings Ltd.	300	11,834	796
Valmont Industries, Inc.	200	27,523	(2,947)
Valspar Corp./The	300	25,976	(767)
Vectren Corp.	900	39,414	312
VeriSign, Inc.	1,100	63,889	9,778
Verizon Communications, Inc.	100	4,959	(96)
Vishay Intertechnology, Inc.	300	4,505	(359)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wabtec Corp.	400	$37,528	$476
Wal-Mart Stores, Inc.	100	7,631	594
Walt Disney Co./The	200	18,445	2,533
Wells Fargo & Co.	2,700	144,956	1,924
Werner Enterprises, Inc.	500	12,752	2,953
Westar Energy, Inc.	1,400	55,706	(1,442)
Western Digital Corp.	700	76,272	(12,565)
Whirlpool Corp.	300	56,540	4,078
Woodward, Inc.	600	29,465	1,141
World Fuel Services Corp.	2,100	97,709	22,999
WPX Energy, Inc.	3,500	46,000	(7,745)
WR Berkley Corp.	400	20,786	(582)
Wyndham Worldwide Corp.	200	16,386	1,708
Xcel Energy, Inc.	1,200	40,713	1,059
Yahoo!, Inc.	900	42,020	(2,029)
Zebra Technologies Corp.	100	7,551	1,520

			633,349

Total of Long Equity Positions			676,866

Short Positions

Canada
lululemon athletica, Inc.	(100)	(5,483)	(919)

Ireland
Endo International PLC	(1,700)	(124,167)	(28,323)
Jazz Pharmaceuticals PLC	(800)	(134,301)	(3,931)

			(32,254)

Netherlands
Core Laboratories NV	(1,200)	(140,373)	14,985
Sensata Technologies Holding NV	(1,000)	(51,574)	(5,876)

			9,109

Norway
Golar LNG Ltd.	(1,000)	(40,384)	7,104

Switzerland
Weatherford International PLC	(5,200)	(83,720)	19,760

United Kingdom
Michael Kors Holdings Ltd.	(1,000)	(71,911)	6,161
Pentair PLC	(900)	(59,514)	2,913

			9,074

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
Aaron’s, Inc.	(500)	$(15,312)	$1,157
Abercrombie & Fitch Co.	(4,600)	(103,147)	1,763
ACI Worldwide, Inc.	(600)	(11,521)	(1,475)
Acxiom Corp.	(2,500)	(49,445)	3,220
Adobe Systems, Inc.	(100)	(7,290)	(104)
ADTRAN, Inc.	(3,600)	(78,778)	11,566
Albemarle Corp.	(300)	(15,340)	(512)
Alcoa, Inc.	(1,900)	(29,717)	5,169
Align Technology, Inc.	(1,100)	(62,439)	3,276
Allegheny Technologies, Inc.	(2,200)	(77,128)	11,106
Alliance Data Systems Corp.	(100)	(24,914)	(4,711)
Allison Transmission Holdings, Inc.	(200)	(5,983)	(405)
Allscripts Healthcare Solutions, Inc.	(1,400)	(18,006)	1,262
Ally Financial, Inc.	(100)	(2,141)	43
Alnylam Pharmaceuticals, Inc.	(900)	(76,374)	(17,604)
Altera Corp.	(800)	(29,499)	(4,829)
Amazon.com, Inc.	(200)	(59,560)	(14,860)
AMC Networks, Inc.	(300)	(18,825)	(4,167)
AMETEK, Inc.	(200)	(10,035)	(473)
Anadarko Petroleum Corp.	(200)	(16,006)	(556)
ANN, Inc.	(1,500)	(56,352)	(5,193)
ANSYS, Inc.	(100)	(7,983)	(836)
Apache Corp.	(600)	(37,728)	1,530
Armstrong World Industries, Inc.	(1,700)	(87,392)	(10,307)
Artisan Partners Asset Management, Inc.	(1,900)	(95,864)	9,490
Ascena Retail Group, Inc.	(1,000)	(13,823)	(687)
athenahealth, Inc.	(900)	(122,600)	15,149
Atmel Corp.	(7,400)	(62,999)	2,097
Autodesk, Inc.	(200)	(11,134)	(594)
Avis Budget Group, Inc.	(100)	(6,431)	530
Avon Products, Inc.	(5,600)	(51,648)	6,904
B/E Aerospace, Inc.	(2,800)	(162,323)	(15,813)
BancorpSouth, Inc.	(2,300)	(51,375)	(2,031)
Bank of America Corp.	(4,100)	(69,934)	6,835
BankUnited, Inc.	(1,400)	(39,529)	(6,307)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Belden, Inc.	(100)	$(7,108)	$(2,248)
BioMarin Pharmaceutical, Inc.	(800)	(64,268)	(35,428)
Black Hills Corp.	(300)	(15,347)	215
BorgWarner, Inc.	(800)	(46,308)	(2,076)
Bristol-Myers Squibb Co.	(400)	(23,867)	(1,933)
Brookdale Senior Living, Inc.	(4,700)	(168,535)	(8,937)
Brown & Brown, Inc.	(200)	(6,413)	(209)
Bruker Corp.	(4,600)	(91,141)	6,179
Brunswick Corp./DE	(400)	(18,621)	(1,959)
Cabela’s, Inc.	(1,300)	(72,746)	(28)
Cabot Oil & Gas Corp.	(3,000)	(94,096)	5,506
CarMax, Inc.	(700)	(43,768)	(4,539)
Carpenter Technology Corp.	(2,200)	(108,724)	23,188
Catamaran Corp.	(1,700)	(82,810)	(18,408)
Cathay General Bancorp	(300)	(7,862)	(673)
CBS Corp.	(900)	(50,105)	(4,462)
CenterPoint Energy, Inc.	(1,000)	(24,211)	3,801
Cerner Corp.	(200)	(11,698)	(2,954)
Charles Schwab Corp./The	(3,700)	(111,007)	(1,622)
Charter Communications, Inc.	(200)	(32,401)	(6,221)
Cheniere Energy, Inc.	(800)	(57,195)	(4,725)
Chico’s FAS, Inc.	(2,100)	(33,383)	(3,766)
Ciena Corp.	(5,800)	(110,030)	(1,968)
Cincinnati Financial Corp.	(1,300)	(64,012)	(5,252)
Clean Harbors, Inc.	(800)	(38,394)	(7,030)
Cleco Corp.	(1,000)	(54,887)	367
Coach, Inc.	(3,000)	(110,281)	(14,009)
Cobalt International Energy, Inc.	(11,500)	(102,002)	(6,213)
Colfax Corp.	(2,400)	(124,972)	10,420
Colgate-Palmolive Co.	(1,200)	(83,495)	287
CommVault Systems, Inc.	(2,300)	(115,653)	15,143
Concho Resources, Inc.	(300)	(28,391)	(6,385)
CONSOL Energy, Inc.	(2,500)	(90,221)	20,496
Copart, Inc.	(400)	(14,131)	(897)
CoreLogic, Inc.	(600)	(17,156)	(4,006)
Corporate Executive Board Co./The	(700)	(50,458)	(5,444)
CoStar Group, Inc.	(500)	(87,605)	(11,310)
Coty, Inc.	(400)	(8,338)	(1,370)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cree, Inc.	(900)	$(31,417)	$(524)
DaVita HealthCare Partners, Inc.	(1,000)	(75,814)	(5,466)
Dean Foods Co.	(2,000)	(38,770)	5,710
Diebold, Inc.	(1,200)	(39,794)	(2,758)
Discovery Communications, Inc.	(1,700)	(61,504)	9,212
Donaldson Co., Inc.	(700)	(27,411)	1,014
DreamWorks Animation SKG, Inc.	(3,400)	(78,583)	(3,697)
Dril-Quip, Inc.	(800)	(61,167)	6,455
DSW, Inc.	(1,900)	(69,823)	(249)
Dunkin’ Brands Group, Inc.	(1,700)	(75,919)	(4,933)
E*TRADE Financial Corp.	(3,200)	(77,471)	(13,905)
Ecolab, Inc.	(300)	(29,644)	(4,670)
EMC Corp.	(200)	(5,181)	69
Emerson Electric Co.	(800)	(50,867)	5,571
Energen Corp.	(400)	(30,207)	3,807
Envision Healthcare Holdings Inc	(1,600)	(59,067)	(2,293)
EQT Corp.	(600)	(50,307)	585
Estee Lauder Cos., Inc./The	(900)	(68,333)	(6,511)
Expeditors International of Washington, Inc.	(400)	(16,974)	(2,298)
Facebook, Inc.	(600)	(47,132)	(2,197)
Fastenal Co.	(1,500)	(69,890)	7,738
FEI Co.	(1,300)	(118,421)	19,179
FireEye, Inc.	(1,200)	(51,437)	4,337
First Horizon National Corp.	(500)	(6,454)	(691)
First Niagara Financial Group, Inc.	(6,800)	(57,605)	(2,507)
First Republic Bank	(800)	(40,143)	(5,529)
First Solar, Inc.	(1,000)	(51,924)	(7,866)
FLIR Systems, Inc.	(300)	(9,853)	469
Flowers Foods, Inc.	(2,700)	(52,616)	(8,782)
Flowserve Corp.	(1,200)	(72,975)	5,187
FMC Corp.	(1,500)	(85,845)	(30)
FNF Group	(300)	(8,483)	(2,545)
Fortinet, Inc.	(700)	(18,678)	(5,787)
Fortune Brands Home & Security, Inc.	(1,200)	(52,052)	(4,924)
Fossil Group, Inc.	(200)	(22,143)	5,653
Freeport-McMoRan, Inc.	(4,800)	(90,948)	(12)
Genesee & Wyoming, Inc.	(300)	(26,196)	(2,736)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Genworth Financial, Inc.	(20,300)	$(168,092)	$19,699
GNC Holdings, Inc.	(1,300)	(57,792)	(5,999)
Graco, Inc.	(700)	(54,472)	3,960
Groupon, Inc.	(2,500)	(19,810)	1,785
Guess?, Inc.	(1,100)	(22,073)	1,624
Hain Celestial Group, Inc./The	(400)	(20,608)	(5,012)
Harley-Davidson, Inc.	(200)	(13,067)	919
Harsco Corp.	(6,200)	(123,356)	16,344
Hertz Global Holdings, Inc.	(4,900)	(116,052)	9,820
Hexcel Corp.	(1,700)	(68,538)	(18,876)
Hilton Worldwide Holdings, Inc.	(2,500)	(63,838)	(10,212)
HMS Holdings Corp.	(5,800)	(127,315)	37,705
HollyFrontier Corp.	(1,300)	(49,678)	(2,673)
HomeAway, Inc.	(3,300)	(98,187)	(1,374)
Illumina, Inc.	(300)	(56,569)	877
Incyte Corp.	(1,300)	(84,553)	(34,605)
Informatica Corp.	(300)	(11,510)	(1,647)
Intersil Corp.	(500)	(6,983)	(177)
Intuitive Surgical, Inc.	(100)	(47,271)	(3,232)
Itron, Inc.	(400)	(14,360)	(244)
JDS Uniphase Corp.	(5,900)	(80,723)	3,315
Joy Global, Inc.	(500)	(27,763)	8,173
Kansas City Southern	(400)	(47,746)	6,914
Kate Spade & Co.	(2,400)	(72,681)	(7,455)
KBR, Inc.	(600)	(10,417)	1,729
Kennametal, Inc.	(700)	(25,607)	2,024
Keurig Green Mountain, Inc.	(200)	(27,333)	4,987
Kosmos Energy Ltd.	(3,100)	(25,335)	814
Las Vegas Sands Corp.	(1,300)	(74,947)	3,395
Leucadia National Corp.	(300)	(7,217)	530
Linear Technology Corp.	(600)	(27,442)	(638)
LinkedIn Corp.	(200)	(44,662)	(5,310)
Lions Gate Entertainment Corp.	(3,100)	(99,972)	(5,180)
Live Nation Entertainment, Inc.	(1,400)	(36,956)	1,634
Loews Corp.	(200)	(8,032)	(134)
LPL Financial Holdings, Inc.	(300)	(13,470)	312
Manitowoc Co., Inc./The	(2,600)	(57,498)	1,442

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
MasterCard, Inc.	(200)	$(16,599)	$(679)
MDU Resources Group, Inc.	(800)	(18,979)	1,907
MEDNAX, Inc.	(600)	(41,283)	(2,223)
MGM Resorts International	(2,100)	(45,518)	1,355
Michaels Cos., Inc./The	(100)	(2,800)	94
Middleby Corp./The	(300)	(27,698)	(3,097)
Monsanto Co.	(100)	(11,749)	495
Motorola Solutions, Inc.	(1,600)	(104,183)	(2,489)
MRC Global, Inc.	(1,200)	(14,993)	773
National Fuel Gas Co.	(300)	(20,415)	2,316
Navistar International Corp.	(3,100)	(105,852)	14,402
NCR Corp.	(3,300)	(102,464)	5,081
Netflix, Inc.	(200)	(67,058)	(16,280)
NetSuite, Inc.	(700)	(66,098)	1,166
New York Times Co./The	(3,000)	(36,326)	(4,954)
News Corp.	(600)	(10,072)	466
Nielsen NV	(500)	(22,246)	(39)
Noble Energy, Inc.	(1,400)	(70,056)	1,596
Nordson Corp.	(300)	(23,913)	411
Nuance Communications, Inc.	(300)	(4,563)	258
Oasis Petroleum, Inc.	(1,200)	(19,643)	2,579
Oceaneering International, Inc.	(100)	(6,539)	1,146
Ocwen Financial Corp.	(5,500)	(98,208)	52,833
OGE Energy Corp.	(2,700)	(84,705)	(642)
Old Republic International Corp.	(1,400)	(20,310)	(606)
Omnicare, Inc.	(1,000)	(72,851)	(4,209)
ONEOK, Inc.	(2,100)	(102,805)	1,501
Oshkosh Corp.	(200)	(9,599)	(159)
Owens Corning	(200)	(6,976)	(1,704)
Owens-Illinois, Inc.	(2,800)	(76,141)	10,845
PacWest Bancorp	(300)	(13,874)	(193)
Palo Alto Networks, Inc.	(100)	(9,831)	(4,777)
Pandora Media, Inc.	(700)	(12,037)	690
Patterson-UTI Energy, Inc.	(2,200)	(36,365)	(4,940)
PBF Energy, Inc.	(300)	(7,984)	(2,192)
Peabody Energy Corp.	(17,600)	(113,282)	26,690
Perrigo Co PLC	(300)	(49,951)	286
Pitney Bowes, Inc.	(2,200)	(51,690)	386
Platform Specialty Products Corp.	(900)	(24,302)	1,208
PolyOne Corp.	(500)	(18,122)	(553)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Post Holdings, Inc.	(3,800)	$(151,954)	$(26,038)
Precision Castparts Corp.	(500)	(108,571)	3,571
Progressive Corp./The	(400)	(10,188)	(692)
Prudential Financial, Inc.	(300)	(27,517)	3,424
PVH Corp.	(200)	(24,992)	3,680
QEP Resources, Inc.	(1,900)	(36,544)	(3,071)
Range Resources Corp.	(2,600)	(146,188)	10,884
Regeneron Pharmaceuticals, Inc.	(100)	(35,989)	(9,159)
Rite Aid Corp.	(2,000)	(15,211)	(2,169)
Riverbed Technology, Inc.	(5,200)	(106,676)	(2,056)
Rosetta Resources, Inc.	(1,100)	(24,563)	5,841
Rowan Cos. PLC	(1,100)	(27,973)	8,492
RPC, Inc.	(5,400)	(71,756)	2,582
Salesforce.com, Inc.	(1,800)	(107,339)	(12,919)
Sally Beauty Holdings, Inc.	(200)	(5,576)	(1,298)
Santander Consumer USA Holdings, Inc.	(2,200)	(48,440)	(2,468)
SBA Communications Corp.	(100)	(10,927)	(783)
Scripps Networks Interactive, Inc.	(100)	(7,406)	550
Seadrill Ltd.	(7,500)	(74,893)	4,768
Sealed Air Corp.	(400)	(14,567)	(3,657)
Seattle Genetics, Inc.	(1,900)	(67,715)	550
SeaWorld Entertainment, Inc.	(1,500)	(25,915)	(3,005)
Semtech Corp.	(1,300)	(36,268)	1,629
Service Corp. International	(3,800)	(86,346)	(12,644)
ServiceNow, Inc.	(900)	(60,457)	(10,445)
Sirius XM Holdings, Inc.	(36,000)	(126,551)	(10,969)
Six Flags Entertainment Corp.	(1,600)	(66,175)	(11,281)
SLM Corp.	(1,300)	(13,351)	1,287
Solera Holdings, Inc.	(1,100)	(56,849)	23
Sotheby’s	(2,700)	(110,021)	(4,081)
Southwestern Energy Co.	(200)	(6,766)	2,128
Spirit Airlines, Inc.	(400)	(30,588)	(356)
Splunk, Inc.	(1,300)	(78,314)	1,354
Sprint Corp.	(9,200)	(42,895)	(713)
Starwood Hotels & Resorts Worldwide, Inc.	(300)	(24,379)	(671)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SunEdison, Inc.	(9,000)	$(181,287)	$(34,713)
SVB Financial Group	(100)	(11,838)	(866)
Synovus Financial Corp.	(900)	(23,134)	(2,075)
Tableau Software, Inc.	(900)	(67,798)	(15,470)
Taylor Morrison Home Corp.	(4,200)	(77,787)	(9,783)
Teekay Corp.	(1,200)	(61,600)	5,716
Tempur Sealy International, Inc.	(800)	(45,065)	(1,127)
Tenet Healthcare Corp.	(4,400)	(217,340)	(504)
Tesla Motors, Inc.	(200)	(47,351)	9,597
Thoratec Corp.	(2,800)	(93,562)	(23,730)
Tidewater, Inc.	(500)	(15,849)	6,279
Tiffany & Co.	(500)	(51,350)	7,345
T-Mobile US, Inc.	(1,800)	(49,010)	(8,032)
Toll Brothers, Inc.	(900)	(30,512)	(4,894)
Tractor Supply Co.	(300)	(22,558)	(2,960)
Trimble Navigation Ltd.	(5,000)	(134,897)	8,897
TripAdvisor, Inc.	(1,300)	(102,505)	(5,616)
Triumph Group, Inc.	(100)	(6,830)	858
Twitter, Inc.	(1,500)	(70,551)	(4,569)
Ulta Salon Cosmetics & Fragrance, Inc.	(100)	(11,857)	(3,228)
Umpqua Holdings Corp.	(5,100)	(88,074)	456
Under Armour, Inc.	(400)	(27,816)	(4,484)
United Continental Holdings, Inc.	(800)	(42,428)	(11,372)
United Natural Foods, Inc.	(400)	(26,563)	(4,253)
Urban Outfitters, Inc.	(1,200)	(43,177)	(11,603)
USG Corp.	(3,700)	(105,115)	6,325
Vantiv, Inc.	(100)	(3,167)	(603)
VCA, Inc.	(100)	(4,176)	(1,306)
VeriFone Systems, Inc.	(3,600)	(130,419)	4,815
Verisk Analytics, Inc.	(600)	(38,636)	(4,204)
Vertex Pharmaceuticals, Inc.	(700)	(74,066)	(8,513)
VMware, Inc.	(600)	(50,483)	1,277
Waddell & Reed Financial, Inc.	(1,200)	(59,140)	(308)
WellCare Health Plans, Inc.	(900)	(74,886)	(7,428)
Wendy’s Co./The	(3,800)	(33,547)	(7,873)
Westlake Chemical Corp.	(200)	(11,524)	(2,864)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WhiteWave Foods Co./The	(1,200)	$(44,263)	$(8,945)
Whiting Petroleum Corp.	(400)	(11,742)	(618)
Williams Cos., Inc./The	(500)	(22,265)	(3,030)
Workday, Inc.	(1,000)	(82,910)	(1,500)
WR Grace & Co.	(1,200)	(117,882)	(762)
Wynn Resorts Ltd.	(400)	(58,360)	8,008
Xylem, Inc.	(700)	(25,889)	1,375
Yelp, Inc.	(1,800)	(95,206)	9,976
Yum! Brands, Inc.	(400)	(28,520)	(2,968)
Zions Bancorporation	(2,800)	(81,105)	5,505
Zoetis, Inc.	(600)	(22,083)	(5,691)
Zynga, Inc.	(2,700)	(7,312)	(383)

			(198,337)

Total of Short Equity Positions			(186,463)

Total of Long and Short Equity Positions			490,403

Net Cash and Other Receivables/ (Payables) (b)			27,844

Swaps, at Value			$518,247

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1 -12 months maturity ranging from 04/21/2015 - 04/04/2016	$41,780

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	1,055	$54,339	$8,503

South Africa
Investec PLC	4,230	34,969	112
Mondi PLC	2,582	40,607	9,011

			9,123

Switzerland
Wolseley PLC	564	30,627	2,708

United Kingdom
Amlin PLC	2,223	14,766	1,882
Associated British Foods PLC	813	36,081	(2,152)
AstraZeneca PLC	111	7,520	97
Aviva PLC	13,339	97,765	8,985
Barratt Developments PLC	5,863	39,587	6,255
Berkeley Group Holdings PLC	552	19,746	1,824
BT Group PLC	5,955	34,518	4,176
Bunzl PLC	1,810	47,313	1,759
Carphone Warehouse Group PLC	11,778	74,715	(2,683)
Close Brothers Group PLC	723	16,363	314
Compass Group PLC	4,266	69,055	5,000
Direct Line Insurance Group PLC	17,591	76,042	6,970
easyJet PLC	1,636	41,049	4,483
G4S PLC	9,666	39,954	2,416
Hikma Pharmaceuticals PLC	1,845	49,081	8,988
HSBC Holdings PLC	7,336	67,343	(4,830)
Imperial Tobacco Group PLC	3,024	128,757	3,895
Inchcape PLC	11,253	119,987	12,305
Inmarsat PLC	3,996	47,916	6,807
Intermediate Capital Group PLC	16,831	110,717	14,821
International Consolidated Airlines Group SA	619	4,338	1,179
ITV PLC	2,188	6,610	1,582
Kingfisher PLC	326	1,608	231
Legal & General Group PLC	8,141	29,401	4,127
Meggitt PLC	1,037	7,930	500
National Grid PLC	7,261	99,160	(5,812)
Next PLC	101	10,383	121
Persimmon PLC	1,887	39,892	6,610
Persimmon PLC	1,887	(20)	2,679

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Provident Financial PLC	2,940	$103,655	$13,626
Prudential PLC	30	637	108
Reckitt Benckiser Group PLC	73	5,605	667
Rentokil Initial PLC	41,507	74,813	9,344
Rexam PLC	1,142	8,124	1,663
Rightmove PLC	407	14,163	3,893
Sage Group PLC/The	2,220	12,157	3,178
Shire PLC	197	15,703	2
Sky PLC	6,648	88,594	9,212
Smith & Nephew PLC	584	9,323	635
SSE PLC	1,245	30,213	(2,582)
Travis Perkins PLC	1,709	43,631	5,713
United Utilities Group PLC	5,305	73,273	81
Whitbread PLC	140	9,082	1,789
WPP PLC	1,250	25,074	3,314

			143,172

Total of Long Equity Positions			163,506

Short Positions

Australia
BHP Billiton PLC	(515)	(11,371)	69

Switzerland
Coca-Cola HBC AG	(109)	(1,982)	22

United Kingdom
Aberdeen Asset Management PLC	(2,214)	(14,229)	(834)
Admiral Group PLC	(3,247)	(62,233)	(11,288)
Aggreko PLC	(541)	(12,109)	(128)
Anglo American PLC	(1,742)	(26,597)	581
Antofagasta PLC	(1,662)	(17,705)	(275)
ASOS PLC	(2,765)	(109,003)	(38,998)
Barclays PLC	(347)	(1,198)	(54)
BG Group PLC	(7,212)	(96,072)	7,553
Burberry Group PLC	(1,612)	(39,238)	(2,159)
Centrica PLC	(12,782)	(48,389)	580
Croda International PLC	(763)	(26,431)	(4,515)
Diageo PLC	(2,008)	(53,942)	(1,548)
Drax Group PLC	(9,616)	(63,123)	11,476
Experian PLC	(5,545)	(90,303)	(1,483)
Hargreaves Lansdown PLC	(7,797)	(116,002)	(16,993)
ICAP PLC	(1,223)	(8,142)	(1,397)
IMI PLC	(4,996)	(93,921)	(354)
Informa PLC	(392)	(2,830)	(443)
Intertek Group PLC	(458)	(18,157)	1,192

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Kazakhmys PLC	(10,318)	$(32,892)	$120
Lloyds Banking Group PLC	(28,102)	(30,748)	(1,826)
Melrose Industries PLC	(15,574)	(64,770)	806
Ocado Group PLC	(8,434)	(45,543)	1,591
Old Mutual PLC	(11,072)	(32,010)	(4,336)
Petrofac Ltd.	(1,587)	(17,607)	(4,735)
Premier Oil PLC	(3,838)	(7,783)	319
Rolls-Royce Holdings PLC	(39,330)	1	(59)
RSA Insurance Group PLC	(932)	(6,595)	786
Serco Group PLC	(6,852)	—	(4,167)
Serco Group PLC	(6,852)	(16,076)	2,169
Smiths Group PLC	(522)	(8,885)	251
Spirax-Sarco Engineering PLC	(589)	(24,758)	(5,024)
Sports Direct International PLC	(3,280)	(34,347)	4,869
St. James’s Place PLC	(6,526)	(77,563)	(12,699)
Standard Life PLC	(2,512)	(18,894)	1,243
Standard Life PLC	(3,071)	(1)	(3,325)
Tesco PLC	(48,396)	(157,022)	(15,730)
Thomas Cook Group PLC	(16,666)	(35,658)	(231)
UBM PLC	(3,310)	(23,400)	(2,524)
Vedanta Resources PLC	(6,073)	(49,791)	4,921
Vodafone Group PLC	(8,067)	(26,877)	479
William Hill PLC	(1,017)	(5,394)	(191)

			(96,380)

Total of Short Equity Positions			(96,289)

Total of Long and Short Equity Positions			67,217

Net Cash and Other Receivables/ (Payables) (b)			(25,437)

Swaps, at Value			$41,780

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	12 months maturity ranging from 09/23/2015 - 02/09/2016	$12,426

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2015.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	659	$69,800	$8,966
AtoS	222	14,422	859
Cap Gemini SA	296	18,987	5,298
Christian Dior SE	304	45,982	11,236
Cie Generale des Etablissements Michelin	635	53,443	9,704
CNP Assurances	210	3,345	336
Credit Agricole SA	2,269	25,533	7,809
Dassault Systemes	348	19,499	4,052
Electricite de France SA	2,352	59,003	(2,606)
Iliad SA	27	5,616	689
Imerys SA	1,156	74,335	10,485
Lagardere SCA	985	23,012	6,592
L’Oreal SA	89	11,974	4,419
Neopost SA	293	14,647	1,459
Orange SA	1,578	21,270	4,072
Publicis Groupe SA	170	10,480	2,637
Sanofi	349	29,906	4,561
SCOR SE	2,777	72,198	21,464
Societe BIC SA	431	48,752	12,606
Thales SA	546	25,095	5,198
Vinci SA	931	45,799	7,392

			127,228

Total of Long Equity Positions			127,228

Short Positions

France
Airbus Group NV	(259)	(13,817)	(3,021)
Alcatel-Lucent	(22,177)	(69,712)	(13,662)
Arkema SA	(608)	(37,623)	(10,528)
Bollore SA	(200)	(1,026)	(40)
Bureau Veritas SA	(1,303)	(25,307)	(2,649)
Carrefour SA	(109)	(2,893)	(749)
Cie de Saint-Gobain	(1,661)	(65,703)	(7,227)
Edenred	(617)	(14,755)	(639)
Etablissements Maurel et Prom	(708)	(5,799)	627
JCDecaux SA	(479)	(14,510)	(1,620)
Peugeot SA	(5,175)	(54,576)	(31,927)
Remy Cointreau SA	(1,070)	(67,345)	(11,460)
Renault SA	(465)	(29,351)	(12,885)
Societe Television Francaise 1	(1,495)	(18,346)	(8,051)
Vallourec SA	(1,882)	(56,276)	10,341
Veolia Environnement SA	(3,766)	(55,330)	(15,899)

			(109,389)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Total of Short Equity Positions			$(109,389)

Total of Long and Short Equity Positions			17,839

Net Cash and Other Receivables/ (Payables) (b)			(5,413)

Swaps, at Value			$12,426

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedules of Investments.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”), and applies the specialized accounting and reporting guidance in conformity with accounting principals generally accepted in the United States of America (“GAAP”). As of March 31, 2015, the Trust consists of thirty-three active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment advisor of each Fund. The Advisor has retained CNH Partners, LLC (the “Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each of these funds offer Class I, Class N, and Class R6 shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“CFC Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation for the CFC Funds.

For Federal tax purposes, taxable income for each CFC Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and each Subsidiary’s taxable income is included in the calculation of the relevant CFC Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the CFC Funds either in the current period or future periods. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Funds may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investment strategies consistent with the CFC Funds’ investment objectives and policies. The CFC Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the CFC Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2015	% OF TOTAL NET ASSETS AT MARCH 31, 2015	NET REALIZED GAIN (LOSS) ON INVESTMENTS HELD IN SUBSIDIARY

AQR Global Macro Offshore Fund Ltd.	April 8, 2014	$9,020,656	22.8%	$541,456
AQR Managed Futures Strategy Offshore Fund Ltd.	January 6, 2010	1,930,741,054	23.2%	137,064,543
AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	61,427,694	23.4%	6,204,738
AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	282,985,155	15.7%	9,991,263
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	14,326,437	22.2%	(5,768,001)
AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	134,755,504	19.9%	(11,581,668)
AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	14,876,695	22.5%	(1,732,043)
AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	14,626,908	14.4%	(2,411,747)
AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	158,607,637	23.3%	2,302,268
AQR Style Premia Alternative LV Offshore Fund Ltd.	September 17, 2014	9,178,114	22.8%	152,808

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Advisor to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

4. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

Loan Participations and Assignments: Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security (short sale). When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements are contracts that govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Customer Account Agreements govern cleared derivatives transactions and exchange traded futures transactions. Cleared derivative transactions and exchange traded futures contracts require posting of cash or securities, referred to as initial margin, as determined by each relevant clearing organization. Securities deposited as initial margin are designated on the Schedules of Investments. Subsequent payments, referred to as “variation margin”, are periodically made or received by the Fund and are based on fluctuation in the market value of the open futures or swap contracts. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (CFTC), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure (net of existing collateral already in place (“initial margin”)) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty or as permitted by the clearing house or exchange.

Collateral pledged by a Fund pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in due from brokers (cash). Segregation of Fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Securities deposited as initial margin are designated in the Schedule of Investments. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses).

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation). Cash settlements between a Fund and the counterparty are recognized as realized gains (losses). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss. Credit default contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. The master repurchase agreements maintain provisions for, among other things, initiation, income payments, events of default, maintenance of collateral for repurchase agreements and the disposition of such collateral following an event of default. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value. In periods of increased demand for the

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended March 31, 2015 for AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2014	(5,716)	$(2,340,132)
Options written	(4,727)	(222,663)
Options expired	979	22,640
Options exercised	737	113,795
Options outstanding, March 31, 2015	(8,727)	$(2,426,360)

AQR Multi-Strategy Alternative Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2014	(829)	$(104,437)
Options written	—	—
Options terminated	829	104,437
Options expired	—	—
Options exercised	—	—
Options outstanding, March 31, 2015	—	$—

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined by the VC in accordance with the valuation procedures approved by the Funds’ Board of Trustees. The valuation procedures may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.
On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. The VC reviews third party model prices against internal model prices. The VC reviews the results of back testing and reports to the Funds’ Board of Trustees on the results of fair value determinations

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for identical or similar securities in non-active markets, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Advisor determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities (other than certain short-term investments maturing in less than 61 days) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost which approximates fair market value.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the “mid-market” price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Funds’ valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$453,504,803	$119,538,577	$20,768,600	$593,811,980
Convertible Preferred Stocks†	185,597,634	28,227,339	26,913,532	240,738,505
Corporate Bonds†	—	99,080,436	38,022,429	137,102,865
Convertible Bonds†	—	784,789,821	3,542,629	788,332,450
Closed End Funds	107,785,336	—	—	107,785,336
Loan Participations†	—	10,299,554	—	10,299,554
Preferred Stocks†	3,704,156	—	759,125	4,463,281
Rights†	1,268,912	178,496	3,364,497	4,811,905
Short-Term Investments	—	179,227,728	—	179,227,728
Warrants†	11,695,870	7,158,406	343,507	19,197,783
Money Market Funds	—	343,850,483	—	343,850,483
Futures Contracts*	57,976	—	—	57,976
Forward Foreign Currency Exchange Contracts*	—	7,092,298	—	7,092,298
Total Return Basket Swap Contracts*	—	10,028,054	—	10,028,054

Total Assets	$763,614,687	$1,589,471,192	$93,714,319	$2,446,800,198

LIABILITIES
Common Stocks (Sold Short)†	$(785,082,056)	$(4,908,280)	$(453)	$(789,990,789)
Convertible Bonds (Sold Short)†	—	(29,519,766)	—	(29,519,766)
U.S. Treasury Obligations (Sold Short)	—	(4,640,901)	—	(4,640,901)
Written Options (Sold Short)*	(610,470)	(30,630)	—	(641,100)
Futures Contracts*	$(707,090)	$—	$—	$(707,090)
Credit Default Swap Contracts*	—	(11,535,279)	—	(11,535,279)
Total Return Basket Swap Contracts*	—	(934,873)	—	(934,873)

Total Liabilities	$(786,399,616)	$(51,569,729)	$(453)	$(837,969,798)

AQR EQUITY MARKET NEUTRAL FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,406,435	$5,095,916	$—	$6,502,351
Preferred Stocks†	—	37,507	—	37,507
Rights†	—	1,248	—	1,248
Money Market Funds	—	12,268,330	—	12,268,330
Futures Contracts*	2,853	—	—	2,853
Forward Foreign Currency Exchange Contracts*	—	16,248	—	16,248
Total Return Basket Swap Contracts*	—	461,445	—	461,445

Total Assets	$1,409,288	$17,880,694	$—	$19,289,982

LIABILITIES
Common Stocks (Sold Short)†	$(1,470,956)	$(4,530,526)	$—	$(6,001,482)
Preferred Stocks (Sold Short)†	—	(8,487)	—	(8,487)
Rights (Sold Short)†	—	(1,731)	—	(1,731)

Total Liabilities	$(1,470,956)	$(4,540,744)	$—	$(6,011,700)

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL MACRO FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$35,865,017	$—	$35,865,017
Futures Contracts*	365,566	—	—	365,566
Forward Foreign Currency Exchange Contracts*	—	302,546	—	302,546
Interest Rate Swap Contracts*	—	97,083	—	97,083
Total Return Swap Contracts*	—	13,059	—	13,059

Total Assets	$365,566	$36,277,705	$—	$36,643,271

LIABILITIES
Futures Contracts*	$(191,748)	$—	$—	$(191,748)
Interest Rate Swap Contracts*	—	(357,090)	—	(357,090)
Total Return Swap Contracts*	—	(11,776)	—	(11,776)

Total Liabilities	$(191,748)	$(368,866)	$—	$(560,614)

AQR LONG-SHORT EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$6,086,389	$18,935,977	$—	$25,022,366
Preferred Stocks†	—	366,350	—	366,350
Rights†	—	1,291	—	1,291
Money Market Funds	—	52,042,583	—	52,042,583
Total Return Basket Swaps contracts*	—	1,449,728	—	1,449,728

Total Assets	$6,086,389	$72,795,929	$—	$78,882,318

LIABILITIES
Common Stocks (Sold Short)†	$(6,055,774)	$(15,780,114)	$—	$(21,835,888)
Preferred Stocks (Sold Short)†	—	(134,192)	—	(134,192)
Rights (Sold Short)†	—	(7,158)	—	(7,158)
Futures Contracts*	(78,724)	—	—	(78,724)
Forward Foreign Currency Exchange Contracts*	—	(116,300)	—	(116,300)
Total Return Swap Contracts*	—	(9,626)	—	(9,626)

Total Liabilities	$(6,134,498)	$(16,047,390)	$—	$(22,181,888)

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$6,497,686,932	$—	$6,497,686,932
Money Market Funds	—	1,292,111,960	—	1,292,111,960
Futures Contracts*	160,298,921	—	—	160,298,921
Forward Foreign Currency Exchange Contracts*	—	88,403,083	—	88,403,083
Total Return Swap Contracts*	—	22,637,527	—	22,637,527

Total Assets	$160,298,921	$7,900,839,502	$—	$8,061,138,423

LIABILITIES
Futures Contracts*	$(3,810,664)	$—	$—	$(3,810,664)

Total Liabilities	$(3,810,664)	$—	$—	$(3,810,664)

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$110,914,862	$—	$110,914,862
Money Market Funds	—	128,736,953	—	128,736,953
Futures Contracts*	6,659,615	—	—	6,659,615
Forward Foreign Currency Exchange Contracts*	—	3,872,773	—	3,872,773
Total Return Swap Contracts*	—	1,186,875	—	1,186,875

Total Assets	$6,659,615	$244,711,463	$—	$251,371,078

LIABILITIES
Futures Contracts*	$(147,268)	$—	$—	$(147,268)
Total Return Swap Contracts*	—	(56,544)	—	(56,544)

Total Liabilities	$(147,268)	$(56,544)	$—	$(203,812)

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$123,331,745	$131,167,516	$—	$254,499,261
Convertible Preferred Stocks†	98,162,747	2,401,895	—	100,564,642
Corporate Bonds†	—	701,125	—	701,125
Convertible Bonds†	14,751,723	491,122,655	2,656,625	508,531,003
Preferred Stocks†	890,938	—	—	890,938
Short-Term Investments	—	53,477,663	—	53,477,663
Money Market Funds	—	776,992,014	—	776,992,014
Futures Contracts*	5,465,586	—	—	5,465,586
Forward Foreign Currency Exchange Contracts*	—	14,166,559	—	14,166,559
Credit Default Swap Contracts*	—	4,832,385	—	4,832,385
Total Return Basket Swap Contracts*	—	42,995,927	—	42,995,927
Total Return Swap Contracts*	—	8,484,436	—	8,484,436

Total Assets	$242,602,739	$1,526,342,175	$2,656,625	$1,771,601,539

LIABILITIES
Common Stocks (Sold Short)†	$(513,178,493)	$(916,902)	$—	$(514,095,395)
Futures Contracts*	(7,109,184)	—	—	(7,109,184)
Total Return Basket Swaps Contracts*	—	(611,280)	—	(611,280)
Total Return Swap Contracts*	—	(44,133)	—	(44,133)

Total Liabilities	$(520,287,677)	$(1,572,315)	$—	$(521,859,992)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$351,991	$—	$351,991
Money Market Funds	—	68,089,132	—	68,089,132
Total Return Swap Contracts*	—	58,179	—	58,179

Total Assets	$—	$68,499,302	$—	$68,499,302

LIABILITIES
Futures Contracts*	$(536,231)	$—	$—	$(536,231)
Total Return Swap Contracts*	—	(3,775,070)	—	(3,775,070)

Total Liabilities	$(536,231)	$(3,775,070)	$—	$(4,311,301)

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$108,909,646	$—	$108,909,646
Short-Term Investments	—	112,863,625	—	112,863,625
U.S. Treasury Obligations	—	144,612,567	—	144,612,567
Money Market Funds	—	276,862,123	—	276,862,123
Futures Contracts*	914,883	—	—	914,883
Interest Rate Swap Contracts*	—	886,683	—	886,683
Credit Default Swap Contracts*	—	20,577,252	—	20,577,252
Forward Foreign Currency Exchange Contracts*	—	2,385,828	—	2,385,828
Total Return Swap Contracts*	—	4,473,711	—	4,473,711

Total Assets	$914,883	$671,571,435	$—	$672,486,318

LIABILITIES
Futures Contracts*	$(86,237)	$—	$—	$(86,237)
Total Return Swap Contracts*	—	(6,019,145)	—	(6,019,145)

Total Liabilities	$(86,237)	$(6,019,145)	$—	$(6,105,382)

AQR RISK PARITY II HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$14,728,421	$—	$14,728,421
Short-Term Investments	—	6,492,289	—	6,492,289
U.S. Treasury Obligations	—	20,633,494	—	20,633,494
Money Market Funds	—	33,947,455	—	33,947,455
Futures Contracts*	618,875	—	—	618,875
Forward Foreign Currency Exchange Contracts*	—	213,444	—	213,444
Total Return Swap Contracts*	—	547,120	—	547,120

Total Assets	$618,875	$76,562,223	$—	$77,181,098

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(13,218,635)	$—	$(13,218,635)
Futures Contracts*	(418,648)	—	—	(418,648)
Total Return Swap Contracts*	—	(459,399)	—	(459,399)

Total Liabilities	$(418,648)	$(13,678,034)	$—	$(14,096,682)

AQR RISK PARITY II MV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$15,156,370	$—	$15,156,370
Short-Term Investments	—	18,533,245	—	18,533,245
U.S. Treasury Obligations	—	21,150,899	—	21,150,899
Money Market Funds	—	42,354,267	—	42,354,267
Futures Contracts*	938,334	—	—	938,334
Forward Foreign Currency Exchange Contracts*	—	241,835	—	241,835
Total Return Swap Contracts*	—	376,154	—	376,154

Total Assets	$938,334	$97,812,770	$—	$98,751,104

LIABILITIES
Futures Contracts*	$(571,702)	$—	$—	$(571,702)
Total Return Swap Contracts*	—	(551,967)	—	(551,967)

Total Liabilities	$(571,702)	$(551,967)	$—	$(1,123,669)

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$305,164,172	$—	$305,164,172
Preferred Stocks†	—	8,827,205	—	8,827,205
Rights†	—	33,615	—	33,615
Money Market Funds	—	576,953,919	—	576,953,919
Futures Contracts*	4,724,570	—	—	4,724,570
Forward Foreign Currency Exchange Contracts*	—	1,964,101	—	1,964,101
Total Return Basket Swap Contracts*	—	4,939,734	—	4,939,734
Total Return Swap Contracts*	—	3,090,542	—	3,090,542

Total Assets	$4,724,570	$900,973,288	$—	$905,697,858

LIABILITIES
Common Stocks (Sold Short)†	$(1,597,214)	$(252,254,196)	$(27,950)	$(253,879,360)
Rights (Sold Short)†	—	(19,019)	—	(19,019)
Futures Contracts*	(2,000,896)	—	—	(2,000,896)
Total Return Swap Contracts*	—	(1,991,081)	—	(1,991,081)

Total Liabilities	$(3,598,110)	$(254,264,296)	$(27,950)	$(257,890,356)

AQR STYLE PREMIA ALTERNATIVE LV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$9,494,379	$—	$9,494,379
Preferred Stocks†	—	207,057	—	207,057
Rights†	—	534	—	534
Money Market Funds	—	34,525,013	—	34,525,013
Futures Contracts*	139,721	—	—	139,721
Forward Foreign Currency Exchange Contracts*	—	66,016	—	66,016
Total Return Basket Swaps Contracts*	—	572,453	—	572,453
Total Return Swap Contracts*	—	21,209	—	21,209

Total Assets	$139,721	$44,886,661	$—	$45,026,382

LIABILITIES
Common Stocks (Sold Short)†	$—	$(7,789,660)	$—	$(7,789,660)
Rights (Sold Short)†	—	(92)	—	(92)
Futures Contracts*	(55,401)	—	—	(55,401)
Total Return Swap Contracts*	—	(11,723)	—	(11,723)

Total Liabilities	$(55,401)	$(7,801,475)	$—	$(7,856,876)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the unrealized appreciation (depreciation) of the instrument. Credit default swap, interest rate swap and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

(a) Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended March 31, 2015, the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund had nineteen investments and one investment, respectively, which transferred levels between 1 and 2. There were no transfers of investments between levels for any of the remaining Funds.

There were no Level 3 securities held at period end, except where noted in AQR Diversified Arbitrage Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund. Securities classified as Level 3 in the Schedule of Investments are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period ended March 31, 2015 for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	CONVERTIBLE PREFERRED STOCK	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SHORT COMMON STOCK
Balance as of December 31, 2014	$70,436,249	$24,872,000	$79,701,483	$354,963	$853,511	$3,286,022	$1,270,739	$(453)
Accrued discounts/(premiums)	—	—	(15,491)	(4,415)	—	—	—	—
Realized gain/(loss)	256,711	—	(2,074,488)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	(138,050)	1,975,295	3,040,145	26,331	(94,386)	78,475	(1,803,322)	—
Purchases[1]	2,462,341	66,237	8,194,009	—	—	—	1,322,279	—
Sales[2]	(31,373,612)	—	(46,107,357)	—	—	—	—	—
Transfers in to Level 3	8,568,108	—	17,802,375	3,165,750	—	—	74,623	—
Transfers out of Level 3	(29,443,147)	—	(22,518,247)	—	—	—	(520,812)	—
Balance as of March 31, 2015	$20,768,600	$26,913,532	$38,022,429	$3,542,629	$759,125	$3,364,497	$343,507	$(453)

Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2015	$(1,303,447)	$4,218,233	$(4,590,327)	$26,331	$(94,386)	$78,475	$(1,189,817)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	CONVERTIBLE BOND	RIGHTS

Balance as of December 31, 2014	$—	$—	(a)
Accrued discounts/(premiums)	(2,585)	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(4,040)	—
Purchases	—	—
Sales	—	—	(a)
Transfers in to Level 3	2,663,250	—
Transfers out of Level 3	—	—
Balance as of March 31, 2015	$2,656,625	$—
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2015	$(4,040)	$—

(a)	Value is zero

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

At March 31, 2015, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Fund are valued by vendor pricing or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended March 31, 2015 for the AQR Diversified Arbitrage Fund:

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements*

Investment Type		Valuation Methodology	Unobservable Input(s)	Input Value/ Range	Weighted Average

Rights	$3,010,751	Probability Weighted Expected Return	Discount for Lack of Marketability	14.1%—40.2%	17.0%
			Equity Cost of Capital	12.2%—21.0%	13.1%
			Volatility	49.3%—65.0%	62.3%
	$317,433	Black-Scholes	Discount for Lack of Marketability	31.7%	N/A
			Volatility	75.0%	N/A

Common Stocks	$1,571,642	Probability Weighted Expected Return	Discount for Lack of Marketability	38.5%	38.5%
			Equity Cost of Capital	25.0%	25.0%
	$492,962	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability	23.5%—24.5%	24.0%
			Multiple of EBITDA	6.5x to 7.5x	7.0x
			Revenue Multiple	1.05x—1.15x	1.10x
			Volatility	45.4%	N/A
	$9,925,419	Fundamental Analysis	Discount for Lack of Marketability	0.8%—23.4%	5.1%
			Volatility	36.9%—124.9%	40.6%
	$1,950	Liquidation Analysis	Recovery Probability	2.5%	N/A
			Liquidation Cost (% of capital)	28.1%	N/A
Convertible Preferred Stocks	$25,792,871	Discounted Cash Flow Analysis	Discount Rate	5.6%	N/A
	$1,119,736	Options Pricing Model	Asset Volatility	39.2%	N/A
			Discount for Lack of Marketability	9.3%	N/A
			Discount Rate	16.0%	N/A
			Equity Volatility	46.8%	N/A
			Multiple of Run Rate EBITDA	3.3x—3.8x	3.6x
Preferred Stocks	$759,125	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability	7.7%	N/A
			Multiple of Net Income	4.8x—5.8x	5.3x
			Volatility	46.9%	N/A
Corporate Bonds	$46,761	Discounted Cash Flow Analysis	Discount Rate	13.8%	N/A
			Multiple of EBITDA	6.0x	N/A
	$558,107	Liquidation Analysis	Liquidation Cost (% of capital)	0.3%—28.1%	1.7%
			Recovery Probability	2.5%	N/A
Convertible Bonds	$137,422	Liquidation Analysis	Discount Rate	25.0%	N/A
			Expected Remaining Distributions	4.6%	N/A
			Liquidation Cost (% of capital)	28.1%	N/A
			Recovery Probability of Par	2.5%—5.6%	4.1%
	$35	Options Pricing Model	Volatility	42.1%	N/A
Warrants	$103,799	Options Pricing Model	Asset Volatility	39.2%	N/A
			Discount for Lack of Marketability	25.6%	N/A
			Discount Rate	16.0%	N/A
			Equity Volatility	45.2%	N/A
			Multiple of Run Rate EBITDA	3.3x—3.8x	3.6x
	$312	Black-Scholes	Discount for Lack of Marketability**	29.6%—38.4%	29.8%
			Volatility	54.6%—124.9%	67.6%

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2015, the value of these securities was $49,875,541. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

6. Federal Income Tax Matters

At March 31, 2015, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Diversified Arbitrage Fund	$2,530,688,813	$110,139,242	$(211,206,185)	$(101,066,943)
AQR Equity Market Neutral Fund	18,686,271	326,368	(203,203)	123,165
AQR Global Macro Fund	35,865,017	—	—	—
AQR Long-Short Equity Fund	76,537,379	1,244,349	(349,138)	895,211
AQR Managed Futures Strategy Fund	7,789,105,296	704,136	(10,540)	693,596
AQR Managed Futures Strategy HV Fund	239,643,686	8,129	—	8,129
AQR Multi-Strategy Alternative Fund	1,610,935,052	110,308,145	(25,586,551)	84,721,594
AQR Risk-Balanced Commodities Strategy Fund	68,441,088	35	—	35
AQR Risk Parity Fund	654,273,136	431,341	(11,456,516)	(11,025,175)
AQR Risk Parity II HV Fund	77,111,411	63,940	(1,373,692)	(1,309,752)
AQR Risk Parity II MV Fund	99,121,822	—	(1,927,041)	(1,927,041)
AQR Style Premia Alternative Fund	878,148,700	22,534,201	(9,703,990)	12,830,211
AQR Style Premia Alternative LV Fund	43,609,348	854,895	(237,260)	617,635

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

7. Derivative Instruments and Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at March 31, 2015, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended March 31, 2015 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$450,038	$14,916,623	$—	$—	$5,823,442	$—	$641,100
AQR Equity Market Neutral Fund	12,950	494,133	—	10,097	32,688	—	—
AQR Global Macro Fund	169,997	5,405	—	78,669	11,339	—	—
AQR Long-Short Equity Fund	91,782	1,449,728	—	170,506	9,626	—	—
AQR Managed Futures Strategy Fund	22,823,175	3,159,269	—	11,741,319	4,645,769	—	—
AQR Managed Futures Strategy HV Fund	1,061,483	144,709	—	546,716	223,477	—	—
AQR Multi-Strategy Alternative Fund	2,245,780	48,830,658	—	8,039,221	4,371,534	—	—
AQR Risk Parity Fund	1,085,701	527,727	—	443,682	194,689	—	—
AQR Risk Parity II HV Fund	240,458	67,311	—	84,648	22,473	—	—
AQR Risk Parity II MV Fund	211,292	121,205	—	96,902	30,519	—	—
AQR Style Premia Alternative Fund	3,071,837	6,962,372	—	2,292,525	595,991	—	—
AQR Style Premia Alternative LV Fund	102,618	619,079	—	78,011	24,592	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	13,192,929	—	—	6,100,631	—
AQR Equity Market Neutral Fund	—	—	19,279	—	—	3,031	—
AQR Global Macro Fund	—	—	536,425	—	—	233,879	—
AQR Long-Short Equity Fund	—	—	54,819	—	—	171,119	—
AQR Managed Futures Strategy Fund	—	—	168,695,967	—	—	80,292,884	—
AQR Managed Futures Strategy HV Fund	—	—	7,449,657	—	—	3,576,884	—
AQR Multi-Strategy Alternative Fund	—	—	20,316,115	—	—	6,149,556	—
AQR Risk Parity Fund	—	—	3,657,649	—	—	1,271,821	—
AQR Risk Parity II HV Fund	—	—	220,554	—	—	7,110	—
AQR Risk Parity II MV Fund	—	—	252,944	—	—	11,109	—
AQR Style Premia Alternative Fund	—	—	4,855,760	—	—	2,891,659	—
AQR Style Premia Alternative LV Fund	—	—	154,516	—	—	88,500	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	1,099,152	—	—	—
AQR Global Macro Fund	358,975	1,909,014	—	357,832	2,150,028	—	—
AQR Managed Futures Strategy Fund	89,112,841	9,501,197	—	2,473,803	46,189	—	—
AQR Managed Futures Strategy HV Fund	3,703,101	603,989	—	69,922	—	—	—
AQR Multi-Strategy Alternative Fund	2,574,702	4,350,753	—	3,331,930	—	—	—
AQR Risk Parity Fund	272,864	7,530,819	—	—	2,503,463	—	—
AQR Risk Parity II HV Fund	480,143	503,674	—	24,811	1,392	—	—
AQR Risk Parity II MV Fund	831,251	285,468	—	15,899	—	—	—
AQR Style Premia Alternative Fund	850,635	3,772,304	—	2,572,736	4,324,266	—	—
AQR Style Premia Alternative LV Fund	33,501	146,647	—	88,084	160,202	—	—

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Credit Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$—	$—	$—	$11,535,279	$—	$—
AQR Multi-Strategy Alternative Fund	—	4,832,385	—	—	—	—	—
AQR Risk Parity Fund	—	23,233,011	—	—	2,655,759	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	193,106	151,531	—	111,759	163,307	—	—
AQR Managed Futures Strategy Fund	87,169,157	28,248,914	—	28,401,794	13,579,895	—	—
AQR Managed Futures Strategy HV Fund	3,386,576	1,909,698	—	1,022,175	1,304,588	—	—
AQR Multi-Strategy Alternative Fund	7,271,825	4,378,584	—	2,364,754	2,363,511	—	—
AQR Risk-Balanced Commodities Strategy Fund	503,451	3,629,797	—	1,039,682	7,346,688	—	—
AQR Risk Parity Fund	13,624	4,552,286	—	99,861	10,571,431	—	—
AQR Risk Parity II HV Fund	327,067	598,072	—	737,982	1,057,471	—	—
AQR Risk Parity II MV Fund	402,301	732,516	—	965,411	1,284,483	—	—
AQR Style Premia Alternative Fund	5,446,737	468,461	—	1,780,274	243,685	—	—
AQR Style Premia Alternative LV Fund	198,242	2,369	—	83,946	1,362	—	—

Netting:
AQR Diversified Arbitrage Fund	(450,038)	(14,916,623)	(6,100,631)	(450,038)	(14,916,623)	(6,100,631)	—
AQR Equity Market Neutral Fund	(10,097)	(32,688)	(3,031)	(10,097)	(32,688)	(3,031)	—
AQR Global Macro Fund	(548,260)	(2,065,950)	(233,879)	(548,260)	(2,065,950)	(233,879)	—
AQR Long-Short Equity Fund	(91,782)	(9,626)	(54,819)	(91,782)	(9,626)	(54,819)	—
AQR Managed Futures Strategy Fund	(42,616,916)	(18,271,853)	(80,292,884)	(42,616,916)	(18,271,853)	(80,292,884)	—
AQR Managed Futures Strategy HV Fund	(1,638,813)	(1,528,065)	(3,576,884)	(1,638,813)	(1,528,065)	(3,576,884)	—
AQR Multi-Strategy Alternative Fund	(12,092,307)	(6,735,045)	(6,149,556)	(12,092,307)	(6,735,045)	(6,149,556)	—
AQR Risk-Balanced Commodities Strategy Fund	(503,451)	(3,629,797)	—	(503,451)	(3,629,797)	—	—
AQR Risk Parity Fund	(543,543)	(15,925,342)	(1,271,821)	(543,543)	(15,925,342)	(1,271,821)	—
AQR Risk Parity II HV Fund	(847,441)	(1,081,336)	(7,110)	(847,441)	(1,081,336)	(7,110)	—
AQR Risk Parity II MV Fund	(1,078,212)	(1,139,189)	(11,109)	(1,078,212)	(1,139,189)	(11,109)	—
AQR Style Premia Alternative Fund	(6,645,535)	(5,163,942)	(2,891,659)	(6,645,535)	(5,163,942)	(2,891,659)	—
AQR Style Premia Alternative LV Fund	(250,041)	(186,156)	(88,500)	(250,041)	(186,156)	(88,500)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	—	—	7,092,298	649,114	2,441,098	—	641,100
AQR Equity Market Neutral Fund	2,853	461,445	16,248	—	—	—	—
AQR Global Macro Fund	173,818	—	302,546	—	258,724	—	—
AQR Long-Short Equity Fund	—	1,440,102	—	78,724	—	116,300	—
AQR Managed Futures Strategy Fund	156,488,257	22,637,527	88,403,083	—	—	—	—
AQR Managed Futures Strategy HV Fund	6,512,347	1,130,331	3,872,773	—	—	—	—
AQR Multi-Strategy Alternative Fund	—	55,657,335	14,166,559	1,643,598	—	—	—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	536,231	3,716,891	—	—
AQR Risk Parity Fund	828,646	19,918,501	2,385,828	—	—	—	—
AQR Risk Parity II HV Fund	200,227	87,721	213,444	—	—	—	—
AQR Risk Parity II MV Fund	366,632	—	241,835	—	175,813	—	—
AQR Style Premia Alternative Fund	2,723,674	6,039,195	1,964,101	—	—	—	—
AQR Style Premia Alternative LV Fund	84,320	581,939	66,016	—	—	—	—

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

8. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Schedule of Investments	March 31, 2015 (Unaudited)

In the normal course of business, the Funds may enter into agreements with certain counterparties for OTC derivative transactions. A number of each Fund’s derivative agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

9. New Accounting Pronouncements

In June 2014, the FASB issued Accounting Standards Update (ASU), ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which improves the existing accounting and disclosure guidance on repurchase agreements and other transactions involving a transfer and a forward agreement to repurchase the transferred assets at a fixed price from the transferee to address application issues and changes in the marketplace and to ensure that investors obtain useful information about these transactions. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those periods. Management has evaluated the impact and does not believe the adoption will have a material impact on the Funds’ financial statements.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic) 810: Amendments to the Consolidation Analysis, affecting reporting entities that are required to evaluate whether they should consolidate certain legal entities. Management is currently assessing the impact of ASU No. 2015-02.

10. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 28, 2015

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
May 28, 2015